UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 0.0% of net assets

Materials 0.0%
Ferroglobe Representation & Warranty Insurance *(a)	1,153	—
Total Common Stock
(Cost $—)		—

Other Investment Company 99.8% of net assets

Money Market Fund 99.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (b)	55,255,197	55,255,197
Total Other Investment Company
(Cost $55,255,197)		55,255,197
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Tobira Therapeutics, Inc. CVR *(a)	77	879
Total Rights
(Cost $4)		879
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]
Materials	$—	$—	$— *	$—
Other Investment Company[1]	55,255,197	—	—	55,255,197
Rights [1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	879	879
Total	$55,255,197	$—	$879	$55,256,076
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
1

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 95.7% of net assets

Argentina 0.3%
Globant S.A. *	64,604	4,367,230

Australia 5.8%
Afterpay Touch Group Ltd. *	235,530	2,751,539
AGL Energy Ltd.	4,065	63,515
ALS Ltd.	345,478	1,829,421
Altium Ltd.	242,639	4,433,842
Alumina Ltd.	15,839	28,169
Amcor Ltd.	7,179	71,278
AMP Ltd.	1,765,665	2,911,205
APA Group	7,395	49,434
Aristocrat Leisure Ltd.	73,953	1,330,089
ASX Ltd.	1,200	55,718
Aurizon Holdings Ltd.	12,602	40,382
AusNet Services	8,703	10,458
Australia & New Zealand Banking Group Ltd.	18,291	332,967
Bank of Queensland Ltd.	2,609	19,329
Bendigo & Adelaide Bank Ltd.	3,165	24,871
BHP Group Ltd.	185,929	4,747,307
BHP Group plc	13,329	297,806
BlueScope Steel Ltd.	3,488	31,868
Boral Ltd.	7,551	27,317
Brambles Ltd.	96,563	749,227
Caltex Australia Ltd.	1,678	32,798
Challenger Ltd.	3,544	18,705
Charter Hall Retail REIT	1,571,995	5,209,055
CIMIC Group Ltd.	621	20,245
Cleanaway Waste Management Ltd.	1,658,780	2,183,418
Coca-Cola Amatil Ltd.	3,342	20,411
Cochlear Ltd.	361	51,018
Coles Group Ltd. *	7,158	65,091
Commonwealth Bank of Australia	11,098	565,478
Computershare Ltd.	2,902	37,594
Costa Group Holdings Ltd.	1,152,120	4,655,765
Crown Resorts Ltd.	2,402	20,931
CSL Ltd.	25,900	3,682,826
Dexus	6,378	53,404
Domino's Pizza Enterprises Ltd.	335	11,110
Flight Centre Travel Group Ltd.	276	8,661
Fortescue Metals Group Ltd.	9,650	39,863
Goodman Group	153,664	1,307,821
Harvey Norman Holdings Ltd.	2,689	6,604
Incitec Pivot Ltd.	10,881	26,262
Inghams Group Ltd.	1,805,031	6,043,250
Insurance Australia Group Ltd.	14,322	73,997
InvoCare Ltd.	617,742	5,486,273
James Hardie Industries plc	2,769	30,842
LendLease Group	3,658	32,579
Macquarie Group Ltd.	35,400	3,010,689
Medibank Pvt Ltd.	17,679	33,704
Mirvac Group	23,311	40,873
National Australia Bank Ltd.	17,181	298,342
Security	Number of Shares	Value ($)
Newcrest Mining Ltd.	4,757	84,631
NEXTDC Ltd. *	495,915	2,481,760
Northern Star Resources Ltd.	556,134	3,554,793
Orica Ltd.	352,947	4,406,058
Origin Energy Ltd. *	10,900	56,948
Pact Group Holdings Ltd.	1,139,259	3,144,305
QBE Insurance Group Ltd.	8,427	65,946
Ramsay Health Care Ltd.	877	36,220
REA Group Ltd.	335	18,514
Rio Tinto Ltd.	2,336	148,536
Santos Ltd.	10,975	51,782
Saracen Mineral Holdings Ltd. *	1,981,879	4,864,902
Scentre Group	33,702	97,611
SEEK Ltd.	2,153	26,692
Seven Group Holdings Ltd.	281,678	3,248,506
Shopping Centres Australasia Property Group	2,627,222	4,767,418
Sonic Healthcare Ltd.	2,519	42,253
South32 Ltd.	32,113	82,169
Stockland	15,262	42,067
Suncorp Group Ltd.	8,224	77,780
Sydney Airport	6,843	32,664
Tabcorp Holdings Ltd.	12,001	40,671
Telstra Corp., Ltd.	25,802	58,499
The GPT Group	11,324	47,882
TPG Telecom Ltd.	1,746	8,868
Transurban Group	16,530	146,592
Treasury Wine Estates Ltd.	4,455	50,137
Unibail-Rodamco-Westfield *(a)	3,020	27,106
Unibail-Rodamco-Westfield (a)	704	126,616
Vicinity Centres	20,665	39,343
Washington H Soul Pattinson & Co., Ltd.	508	9,743
Wesfarmers Ltd.	7,158	167,916
Westpac Banking Corp.	21,594	385,928
WiseTech Global Ltd.	127,220	1,897,701
Woodside Petroleum Ltd.	5,916	147,979
Woolworths Group Ltd.	8,296	177,269
WorleyParsons Ltd.	1,515	15,347
		83,552,503

Austria 0.2%
ANDRITZ AG	478	23,598
Erste Group Bank AG *	1,865	65,098
FACC AG	44,379	820,917
OMV AG	913	45,397
Raiffeisen Bank International AG	918	24,284
Verbund AG	352	17,990
voestalpine AG	710	22,689
Wienerberger AG	100,393	2,253,828
		3,273,801

Belgium 0.8%
Ageas	1,168	54,308
Anheuser-Busch InBev S.A./N.V.	4,807	367,270
Colruyt S.A.	383	27,506

2

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Galapagos N.V. *	31,873	3,279,563
Groupe Bruxelles Lambert S.A.	500	47,111
KBC Group N.V.	47,059	3,194,835
Proximus	943	25,316
Shurgard Self Storage S.A. *	154,790	4,829,724
Solvay S.A.	459	49,971
Telenet Group Holding N.V.	355	16,433
UCB S.A.	784	67,936
Umicore S.A.	1,298	54,876
		12,014,849

Bermuda 0.0%
The Bank of N.T. Butterfield & Son Ltd.	9,514	333,466

Brazil 1.1%
Azul S.A. *	109,053	3,298,853
B3 S.A. - Brasil Bolsa Balcao	151,400	1,307,488
BK Brasil Operacao e Assessoria a Restaurantes S.A.	301,300	1,817,449
Linx S.A.	330,000	2,707,562
Localiza Rent a Car S.A.	73,900	675,627
Lojas Renner S.A.	55,300	690,993
M Dias Branco S.A.	58,500	763,650
Magazine Luiza S.A.	42,194	2,074,286
Notre Dame Intermedica Participacoes S.A. *	246,800	2,272,837
Via Varejo S.A.	230,700	379,423
		15,988,168

Canada 6.2%
Alimentation Couche-Tard, Inc., Class B	69,740	3,788,608
Altus Group Ltd.	47,018	882,426
Badger Daylighting Ltd.	60,086	1,598,696
Boralex, Inc., Class A	460,988	6,557,225
Brookfield Asset Management, Inc., Class A	83,140	3,579,177
BRP, Inc.	31,001	892,315
CAE, Inc.	273,771	5,817,334
Canada Goose Holdings, Inc. *	81,493	4,193,630
Canadian National Railway Co.	38,287	3,195,076
Cenovus Energy, Inc.	524,125	4,092,639
Cineplex, Inc.	275,420	5,961,372
Finning International, Inc.	19,924	377,570
FirstService Corp.	31,034	2,521,313
Innergex Renewable Energy, Inc.	734,118	8,034,261
Kirkland Lake Gold Ltd.	146,403	4,709,810
Largo Resources Ltd. *	397,673	868,619
lululemon Athletica, Inc. *	8,200	1,212,042
Northview Apartment Real Estate Investment Trust	172,894	3,510,645
Ritchie Bros. Auctioneers, Inc.	133,332	4,792,625
Rogers Communications, Inc., Class B	106,658	5,769,817
The Descartes Systems Group, Inc. *	83,215	2,586,476
The Toronto-Dominion Bank	59,074	3,326,973
TransAlta Renewables, Inc.	430,447	3,819,789
WSP Global, Inc.	141,085	7,241,350
		89,329,788

Chile 0.1%
Geopark Ltd. *	81,661	1,389,054

Security	Number of Shares	Value ($)
China 3.3%
A-Living Services Co., Ltd. *	1,664,500	2,213,461
Alibaba Group Holding Ltd. ADR *	33,355	5,619,984
Baidu, Inc. ADR *	20,190	3,485,400
Baozun, Inc. ADR *	49,192	1,761,074
China Mengniu Dairy Co., Ltd. *	806,000	2,496,473
China Merchants Bank Co., Ltd., Class H	620,000	2,733,426
China Resources Cement Holdings Ltd.	2,262,000	2,297,339
Ctrip.com International Ltd. ADR *	20,770	691,641
GDS Holdings Ltd. ADR *	108,801	3,089,948
Li Ning Co., Ltd. *	3,403,500	4,187,750
Microport Scientific Corp.	3,006,000	2,891,877
NetEase, Inc. ADR	5,457	1,374,782
Nexteer Automotive Group Ltd.	2,767,288	4,189,560
Ping An Insurance Group Co. of China Ltd., Class H	441,000	4,293,381
Shenzhou International Group Holdings Ltd.	100,000	1,177,535
Tencent Holdings Ltd.	116,800	5,199,303
		47,702,934

Denmark 0.8%
Ambu A/S, Class B	14,636	389,909
AP Moeller - Maersk A/S, Series A	23	28,714
AP Moeller - Maersk A/S, Series B	41	54,833
Carlsberg A/S, Class B	663	75,903
Chr. Hansen Holding A/S	14,068	1,335,980
Coloplast A/S, Class B	21,481	1,962,272
Danske Bank A/S	4,645	86,060
DSV A/S	35,328	2,819,467
Genmab A/S *	380	55,394
H. Lundbeck A/S	432	18,969
ISS A/S	1,052	29,814
Novo Nordisk A/S, Class B	11,459	537,038
Novozymes A/S, B Shares	1,402	58,628
Orsted A/S	33,611	2,428,817
Pandora A/S	697	30,269
Royal Unibrew A/S	9,506	715,928
Tryg A/S	18,847	480,849
Vestas Wind Systems A/S	1,269	104,900
William Demant Holding A/S *	657	20,755
		11,234,499

Finland 0.4%
Elisa Oyj	894	37,403
Fortum Oyj	2,753	62,570
Kone Oyj, Class B	2,143	104,199
Metso Oyj	691	20,328
Neste Oyj	29,609	2,712,781
Nokia Oyj	35,336	223,241
Nokian Renkaat Oyj	758	25,218
Nordea Bank Abp	19,019	173,097
Orion Oyj, Class B	691	24,428
Sampo Oyj, A Shares	2,803	128,420
Stora Enso Oyj, R Shares	3,416	45,953
UPM-Kymmene Oyj	3,376	98,045
Valmet Oyj	80,098	1,804,666
Wartsila Oyj Abp	2,751	44,920
		5,505,269

France 8.4%
Accor S.A.	105,066	4,569,424
Aeroports de Paris	184	35,199
Air Liquide S.A.	2,705	328,386
Airbus SE	44,645	5,145,781

3

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Alstom S.A.	964	38,781
Amundi S.A.	375	21,576
Arkema S.A.	423	40,078
Atos SE	594	54,161
AXA S.A.	12,247	284,010
BioMerieux	257	18,146
BNP Paribas S.A.	262,139	12,353,553
Bollore S.A.	5,481	22,610
Bouygues S.A.	1,357	48,029
Bureau Veritas S.A.	142,837	3,173,257
Capgemini SE	28,252	3,120,017
Carrefour S.A.	3,601	71,213
Casino Guichard Perrachon S.A.	375	18,451
CNP Assurances	1,064	24,173
Compagnie de Saint-Gobain	3,150	108,700
Compagnie Generale des Etablissements Michelin	1,079	117,203
Covivio	237	24,225
Credit Agricole S.A.	7,222	82,485
Danone S.A.	26,998	1,964,692
Dassault Aviation S.A.	15	22,337
Dassault Systemes SE	19,743	2,474,421
Edenred	1,475	59,733
Eiffage S.A.	508	47,593
Electricite de France S.A.	3,701	61,261
Engie S.A.	11,439	183,382
EssilorLuxottica S.A.	1,792	227,009
Eurazeo SE	299	22,224
Eurofins Scientific SE	1,763	708,528
Eutelsat Communications S.A.	1,152	24,430
Faurecia S.A.	471	20,606
Gaztransport Et Technigaz S.A.	84,770	7,160,230
Gecina S.A.	285	41,884
Getlink SE	2,938	42,967
Hermes International	2,179	1,305,853
ICADE	213	17,937
Iliad S.A.	164	18,777
Imerys S.A.	228	12,013
Ingenico Group S.A.	81,393	4,436,553
Ipsen S.A.	6,240	785,219
JCDecaux S.A.	477	14,132
Kering S.A.	6,378	3,198,710
Klepierre S.A.	1,267	43,419
Korian S.A.	258,907	9,209,099
L'Oreal S.A.	17,269	4,162,262
Legrand S.A.	1,687	99,949
LISI	98,250	3,110,873
LVMH Moet Hennessy Louis Vuitton SE	1,754	562,683
Maisons du Monde S.A.	68,553	1,766,557
Natixis S.A.	5,834	29,906
Nexity S.A.	10,803	504,551
Orange S.A.	12,517	194,144
Orpea	8,510	843,627
Pernod-Ricard S.A.	3,432	569,414
Peugeot S.A.	3,724	93,679
Publicis Groupe S.A.	86,480	5,280,462
Remy Cointreau S.A.	146	16,955
Renault S.A.	1,217	86,121
Rexel S.A.	1,972	22,486
Rubis SCA	198,478	11,847,380
Safran S.A.	33,589	4,413,230
Sanofi	7,088	616,074
Sartorius Stedim Biotech	142	15,652
Schneider Electric SE	3,448	245,227
SCOR SE	1,034	43,510
SEB S.A.	140	21,467
SES S.A.	2,289	46,653
Societe BIC S.A.	142	14,221
Societe Generale S.A.	4,817	150,192
Security	Number of Shares	Value ($)
Sodexo S.A.	561	58,401
SOITEC *	35,588	2,733,078
Solutions 30 SE *	293,790	3,761,171
STMicroelectronics N.V.	4,233	67,533
Suez	2,318	29,676
Teleperformance	8,810	1,516,209
Thales S.A.	24,003	2,654,475
TOTAL S.A.	70,294	3,853,596
UbiSoft Entertainment S.A. *	485	43,042
Valeo S.A.	145,515	4,552,235
Veolia Environnement S.A.	165,314	3,492,365
Vinci S.A.	3,199	281,481
Vivendi S.A.	6,571	167,554
Wendel S.A.	182	22,178
Worldline S.A. *	9,070	486,344
		120,279,080

Germany 8.3%
1&1 Drillisch AG	329	13,689
adidas AG	1,189	282,912
Allianz SE	38,180	8,100,743
Axel Springer SE	308	18,858
BASF SE	5,793	424,381
Bayer AG	108,104	8,193,824
Bayerische Motoren Werke AG	102,988	8,676,776
Beiersdorf AG	625	62,564
Brenntag AG	958	45,359
Carl Zeiss Meditec AG, Class B	50,114	4,548,457
Commerzbank AG *	6,210	44,696
Continental AG	63,231	9,992,800
Covestro AG	1,218	67,306
Daimler AG	197,031	11,671,906
Delivery Hero SE *	582	21,495
Deutsche Bank AG	12,271	109,081
Deutsche Boerse AG	1,209	160,976
Deutsche Lufthansa AG	1,461	36,885
Deutsche Post AG	6,234	184,128
Deutsche Telekom AG	21,028	341,933
Deutsche Wohnen SE	2,244	112,104
Duerr AG	86,778	3,554,259
E.ON SE	13,912	154,651
Evonik Industries AG	1,011	27,649
Fielmann AG	128,640	8,734,079
Fraport AG Frankfurt Airport Services Worldwide	258	20,391
Fresenius Medical Care AG & Co. KGaA	1,364	100,322
Fresenius SE & Co. KGaA	2,610	135,328
GEA Group AG	1,089	30,003
Gerresheimer AG	48,716	3,299,096
Hannover Rueck SE	374	53,981
HeidelbergCement AG	922	63,846
Henkel AG & Co. KGaA	644	59,030
HOCHTIEF AG	137	20,491
Hugo Boss AG	399	28,608
Infineon Technologies AG	7,115	158,262
Innogy SE *	861	36,858
Isra Vision AG	38,075	1,285,449
JOST Werke AG	80,090	2,817,296
KION Group AG	10,232	590,781
LANXESS AG	546	30,052
Merck KGaA	818	85,889
METRO AG	1,216	20,578
MorphoSys AG *	28,354	3,067,513
MTU Aero Engines AG	15,969	3,443,590
Muenchener Rueckversicherungs-Gesellschaft AG	973	217,135
Nemetschek SE	28,656	3,677,801
Norma Group SE	77,293	4,088,058

4

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OSRAM Licht AG	639	27,191
ProSiebenSat.1 Media SE	1,462	26,098
Puma SE	1,704	948,868
QIAGEN N.V. *(a)	1,430	52,815
QIAGEN N.V. *(a)	50,470	1,868,904
Rational AG	3,776	2,368,685
Rheinmetall AG	41,654	4,326,612
RTL Group S.A.	247	13,510
RWE AG	3,212	79,888
SAP SE	33,402	3,453,939
Scout24 AG	18,196	855,460
Siemens AG	4,825	529,774
Siemens Healthineers AG *	930	36,699
Stabilus S.A.	70,042	4,375,244
Symrise AG	764	63,459
Telefonica Deutschland Holding AG	4,609	16,158
ThyssenKrupp AG	309,701	5,504,031
TUI AG	2,731	41,351
Uniper SE	1,248	36,188
United Internet AG	762	30,233
Volkswagen AG	201	35,065
Vonovia SE	72,726	3,655,106
Washtec AG	2,960	209,814
Wirecard AG	13,464	2,232,571
Zalando SE *	690	21,054
		119,720,586

Hong Kong 1.5%
AIA Group Ltd.	734,600	6,633,075
ASM Pacific Technology Ltd.	158,700	1,709,877
BeiGene Ltd. ADR *	154	19,940
BOC Hong Kong (Holdings) Ltd.	23,000	88,870
CK Asset Holdings Ltd.	16,538	139,230
CK Hutchison Holdings Ltd.	17,038	172,070
CK Infrastructure Holdings Ltd.	4,074	32,893
CLP Holdings Ltd.	10,500	122,294
Dairy Farm International Holdings Ltd.	2,200	19,909
Fortune REIT	263,000	325,040
Galaxy Entertainment Group Ltd.	292,000	2,033,091
Hang Lung Group Ltd.	5,000	14,694
Hang Lung Properties Ltd.	13,000	28,465
Hang Seng Bank Ltd.	4,800	110,433
Henderson Land Development Co., Ltd.	8,807	50,065
HK Electric Investments & HK Electric Investments Ltd.	17,000	17,309
HKBN Ltd.	2,587,483	4,000,183
HKT Trust & HKT Ltd.	23,120	34,097
Hong Kong & China Gas Co., Ltd.	58,438	126,988
Hong Kong Exchanges & Clearing Ltd.	7,455	233,260
Hongkong Land Holdings Ltd.	7,300	52,515
Hysan Development Co., Ltd.	4,000	20,815
Kerry Properties Ltd.	4,000	16,614
Link REIT	13,500	148,394
Melco International Development Ltd.	1,773,000	4,160,471
Melco Resorts & Entertainment Ltd. ADR	1,527	32,953
MGM China Holdings Ltd.	6,000	11,650
Minth Group Ltd.	4,000	13,996
MTR Corp., Ltd.	9,559	53,461
New World Development Co., Ltd.	39,113	61,687
NWS Holdings Ltd.	9,572	21,891
PCCW Ltd.	23,000	13,692
Power Assets Holdings Ltd.	9,000	60,629
Sands China Ltd.	15,200	72,919
Shangri-La Asia Ltd.	8,000	10,447
Sino Land Co., Ltd.	20,000	35,966
SJM Holdings Ltd.	12,683	13,395
Sun Hung Kai Properties Ltd.	10,202	171,114
Swire Pacific Ltd., Class A	3,000	35,530
Security	Number of Shares	Value ($)
Swire Properties Ltd.	7,200	28,103
Techtronic Industries Co., Ltd.	8,500	49,619
The Bank of East Asia Ltd.	7,800	26,310
The Wharf Holdings Ltd.	7,349	22,212
WH Group Ltd.	54,500	46,736
Wharf Real Estate Investment Co., Ltd.	7,349	50,274
Wheelock & Co., Ltd.	5,000	32,053
Wynn Macau Ltd.	9,600	23,566
Yue Yuen Industrial Holdings Ltd.	4,000	13,643
		21,212,438

India 1.0%
Axis Bank Ltd. *	155,424	1,583,575
Bata India Ltd.	163,150	2,574,017
HDFC Bank Ltd.	52,301	1,530,650
Hexaware Technologies Ltd.	90,689	438,455
Hindustan Unilever Ltd.	46,297	1,147,713
Maruti Suzuki India Ltd.	11,163	1,045,381
Motherson Sumi Systems Ltd.	192,858	382,315
Pidilite Industries Ltd.	34,498	544,201
Titan Co., Ltd.	48,713	682,839
WNS Holdings Ltd. ADR *	93,557	4,564,646
		14,493,792

Indonesia 1.0%
PT Astra International Tbk	1,556,400	944,192
PT Bank Central Asia Tbk	1,905,500	3,854,662
PT Bank Mandiri (Persero) Tbk	9,351,300	5,011,585
PT Bank Tabungan Negara (Persero) Tbk	12,813,700	2,524,547
PT Matahari Department Store Tbk	3,229,100	1,623,233
		13,958,219

Ireland 1.4%
AIB Group plc	5,047	22,594
Bank of Ireland Group plc	5,995	35,973
CRH plc	5,266	151,580
Dalata Hotel Group plc	316,175	2,066,413
DCC plc	624	51,083
Glanbia plc	352,617	6,738,334
Grafton Group plc	83,520	806,384
ICON plc *	13,710	1,917,755
Kerry Group plc, Class A	1,004	102,517
Kingspan Group plc	26,587	1,087,376
Paddy Power Betfair plc	524	42,854
Ryanair Holdings plc ADR *	90,481	6,424,151
Shire plc *(b)	5,766	369,811
Smurfit Kappa Group plc	1,397	40,283
		19,857,108

Israel 0.3%
Azrieli Group Ltd.	277	14,747
Bank Hapoalim B.M.	6,610	44,804
Bank Leumi Le-Israel B.M.	9,560	63,205
Bezeq The Israeli Telecommunication Corp., Ltd.	13,960	11,197
Check Point Software Technologies Ltd. *	23,402	2,619,152
Elbit Systems Ltd.	157	19,448
Israel Chemicals Ltd.	4,649	26,983
Mizrahi Tefahot Bank Ltd.	937	17,431
Nice Ltd. *	383	42,224
Teva Pharmaceutical Industries Ltd. ADR *	6,113	121,343
Wix.com Ltd. *	8,175	893,936
		3,874,470

5

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Italy 2.4%
Amplifon S.p.A.	114,759	2,055,957
Assicurazioni Generali S.p.A.	7,423	129,956
Atlantia S.p.A.	3,071	72,688
Banca Generali S.p.A.	27,546	649,835
Davide Campari-Milano S.p.A.	3,600	32,344
Enel S.p.A.	310,187	1,874,744
Eni S.p.A.	16,054	272,209
EXOR N.V.	107,272	6,858,101
Ferrari N.V.	12,574	1,565,590
Fiat Chrysler Automobiles N.V. *	6,819	116,686
FinecoBank Banca Fineco S.p.A.	392,058	4,263,223
Interpump Group S.p.A.	19,100	615,349
Intesa Sanpaolo S.p.A.	4,672,255	10,690,695
Leonardo S.p.A.	2,641	25,591
Mediobanca S.p.A.	3,892	33,918
Moncler S.p.A.	41,239	1,552,015
Pirelli & C S.p.A. *	2,479	16,204
Poste Italiane S.p.A	3,238	27,885
Prysmian S.p.A.	1,491	32,032
Recordati S.p.A.	31,679	1,147,931
Snam S.p.A.	14,104	67,351
Technogym S.p.A.	45,028	522,102
Telecom Italia S.p.A. *	70,677	39,325
Tenaris S.A.	76,255	957,854
Terna - Rete Elettrica Nationale S.p.A.	8,721	53,748
UniCredit S.p.A.	12,594	145,593
		33,818,926

Japan 13.8%
ABC-Mart, Inc.	200	11,491
Acom Co., Ltd.	2,600	9,115
Adastria Co., Ltd.	166,400	3,057,866
Aeon Co., Ltd.	3,800	77,338
AEON Financial Service Co., Ltd.	600	11,636
Aeon Mall Co., Ltd.	500	8,311
AGC, Inc.	1,200	40,668
Ain Holdings, Inc.	32,100	2,350,201
Air Water, Inc.	978	16,316
Aisin Seiki Co., Ltd.	1,000	39,535
Ajinomoto Co., Inc.	2,878	49,832
Alfresa Holdings Corp.	1,200	33,074
Alps Alpine Co., Ltd.	1,200	25,297
Amada Holdings Co., Ltd.	2,226	22,404
ANA Holdings, Inc.	740	27,276
Anritsu Corp.	289,700	5,164,621
Aozora Bank Ltd.	800	24,640
Ariake Japan Co., Ltd.	64,300	3,903,653
Asahi Group Holdings Ltd.	2,300	96,346
Asahi Intecc Co., Ltd.	64,300	2,798,471
Asahi Kasei Corp.	7,863	86,276
Asics Corp.	900	13,027
Astellas Pharma, Inc.	12,300	182,510
Bandai Namco Holdings, Inc.	1,300	57,430
Benesse Holdings, Inc.	500	13,054
Bridgestone Corp.	3,900	150,116
Brother Industries Ltd.	1,400	23,626
Calbee, Inc.	500	16,101
Canon, Inc.	6,265	180,183
Casio Computer Co., Ltd.	1,336	17,768
Central Japan Railway Co.	900	194,510
Chubu Electric Power Co., Inc.	3,731	59,056
Chugai Pharmaceutical Co., Ltd.	1,400	82,665
Coca-Cola Bottlers Japan Holdings, Inc.	800	24,711
Concordia Financial Group Ltd.	6,900	28,460
Cosmos Pharmaceutical Corp.	16,500	3,158,871
Credit Saison Co., Ltd.	811	10,687
Security	Number of Shares	Value ($)
CyberAgent, Inc.	600	19,434
Dai Nippon Printing Co., Ltd.	1,500	34,717
Dai-ichi Life Holdings, Inc.	6,800	110,412
Daicel Corp.	1,700	17,830
Daifuku Co., Ltd.	600	30,154
Daiichi Sankyo Co., Ltd.	3,600	124,876
Daikin Industries Ltd.	23,100	2,500,370
Daito Trust Construction Co., Ltd.	500	69,446
Daiwa House Industry Co., Ltd.	3,600	116,717
Daiwa House REIT Investment Corp.	12	28,258
Daiwa Securities Group, Inc.	10,000	49,873
Dena Co., Ltd.	500	8,847
Denso Corp.	2,800	128,791
Dentsu, Inc.	1,400	66,408
Digital Arts, Inc.	47,200	3,052,617
Disco Corp.	200	29,691
Don Quijote Holdings Co., Ltd.	800	46,521
East Japan Railway Co.	1,938	179,555
Eisai Co., Ltd.	1,600	124,234
Electric Power Development Co., Ltd.	1,000	25,011
en-Japan, Inc.	144,100	5,419,683
F.C.C. Co., Ltd.	123,500	3,140,492
FamilyMart UNY Holdings Co., Ltd.	400	46,857
Fancl Corp.	47,000	1,015,771
FANUC Corp.	1,199	203,928
Fast Retailing Co., Ltd.	330	151,439
Fuji Electric Co., Ltd.	800	24,724
FUJIFILM Holdings Corp.	2,400	103,119
Fujitsu Ltd.	1,200	80,538
Fukuoka Financial Group, Inc.	1,000	22,092
GMO Payment Gateway, Inc.	69,200	3,582,005
Hakuhodo DY Holdings, Inc.	1,500	23,085
Hamamatsu Photonics K.K.	900	32,225
Hankyu Hanshin Holdings, Inc.	1,500	53,542
Hikari Tsushin, Inc.	100	16,028
Hino Motors Ltd.	1,700	17,068
Hirose Electric Co., Ltd.	205	22,019
Hisamitsu Pharmaceutical Co., Inc.	400	20,484
Hitachi Chemical Co., Ltd.	700	11,546
Hitachi Construction Machinery Co., Ltd.	700	17,778
Hitachi High-Technologies Corp.	400	14,456
Hitachi Ltd.	6,064	190,764
Hitachi Metals Ltd.	1,200	13,500
Honda Motor Co., Ltd.	10,307	309,436
Hoshizaki Corp.	12,900	916,068
Hoya Corp.	52,600	3,052,765
Hulic Co., Ltd.	1,900	17,532
Idemitsu Kosan Co., Ltd.	900	31,759
IHI Corp.	900	28,504
Iida Group Holdings Co., Ltd.	1,013	18,435
Infomart Corp.	346,400	3,697,445
Inpex Corp.	6,500	62,481
Isetan Mitsukoshi Holdings Ltd.	2,221	22,857
Isuzu Motors Ltd.	3,400	50,576
ITOCHU Corp.	8,929	163,795
J. Front Retailing Co., Ltd.	1,500	17,193
Japan Airlines Co., Ltd.	700	25,486
Japan Airport Terminal Co., Ltd.	200	7,663
Japan Exchange Group, Inc.	3,200	56,348
Japan Post Bank Co., Ltd.	2,500	29,097
Japan Post Holdings Co., Ltd.	10,000	122,930
Japan Prime Realty Investment Corp.	5	20,393
Japan Real Estate Investment Corp.	8	46,893
Japan Retail Fund Investment Corp.	17	34,874
Japan Tobacco, Inc.	6,900	174,679
JFE Holdings, Inc.	3,100	54,645
JGC Corp.	1,400	21,480
JSR Corp.	1,300	21,019
JTEKT Corp.	1,400	18,183

6

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
JXTG Holdings, Inc.	20,585	112,438
Kajima Corp.	3,000	42,674
Kakaku.com, Inc.	900	15,800
Kamigumi Co., Ltd.	500	11,069
Kaneka Corp.	267	10,438
Kansai Paint Co., Ltd.	1,173	20,583
Kao Corp.	3,100	219,165
Kawasaki Heavy Industries Ltd.	900	22,674
KDDI Corp.	11,300	282,326
Keihan Holdings Co., Ltd.	625	25,773
Keikyu Corp.	1,400	23,845
Keio Corp.	700	40,213
Keisei Electric Railway Co., Ltd.	833	26,410
Keyence Corp.	8,400	4,322,767
KH Neochem Co., Ltd.	75,800	1,783,680
Kikkoman Corp.	914	48,625
Kintetsu Group Holdings Co., Ltd.	1,100	48,008
Kirin Holdings Co., Ltd.	5,200	124,144
Kobayashi Pharmaceutical Co., Ltd.	300	19,066
Kobe Steel Ltd.	1,700	13,656
Koito Manufacturing Co., Ltd.	685	41,253
Komatsu Ltd.	204,400	5,382,286
Konami Holdings Corp.	600	27,556
Konica Minolta, Inc.	3,000	30,207
Kose Corp.	200	29,359
Kubota Corp.	6,200	98,295
Kuraray Co., Ltd.	2,100	32,295
Kurita Water Industries Ltd.	700	17,796
Kyocera Corp.	2,000	112,645
Kyowa Hakko Kirin Co., Ltd.	1,600	30,675
Kyudenko Corp.	91,300	3,282,335
Kyushu Electric Power Co., Inc.	2,500	30,978
Kyushu Railway Co.	1,083	36,976
Lasertec Corp.	65,300	2,152,550
Lawson, Inc.	329	20,280
LINE Corp. *	500	18,004
Lion Corp.	1,500	31,261
LIXIL Group Corp.	1,700	25,036
M3, Inc.	66,900	968,242
Makita Corp.	1,400	49,605
Marubeni Corp.	9,745	75,958
Marui Group Co., Ltd.	1,300	26,396
Maruichi Steel Tube Ltd.	300	9,636
Mazda Motor Corp.	3,600	39,842
McDonald's Holdings Co., Ltd.	400	17,704
Mebuki Financial Group, Inc.	5,510	15,449
Medipal Holdings Corp.	1,100	25,389
MEIJI Holdings Co., Ltd.	800	61,860
Minebea Mitsumi, Inc.	2,387	39,264
MISUMI Group, Inc.	218,730	5,006,525
Mitsubishi Chemical Holdings Corp.	8,100	69,608
Mitsubishi Corp.	8,549	250,556
Mitsubishi Electric Corp.	11,500	144,708
Mitsubishi Estate Co., Ltd.	7,387	130,835
Mitsubishi Gas Chemical Co., Inc.	1,100	17,398
Mitsubishi Heavy Industries Ltd.	1,900	73,465
Mitsubishi Materials Corp.	704	20,152
Mitsubishi Motors Corp.	4,200	26,095
Mitsubishi Tanabe Pharma Corp.	1,600	25,067
Mitsubishi UFJ Financial Group, Inc.	74,500	399,612
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,800	9,214
Mitsui & Co., Ltd.	10,600	173,182
Mitsui Chemicals, Inc.	1,200	30,126
Mitsui Fudosan Co., Ltd.	5,600	136,051
Mitsui O.S.K. Lines Ltd.	800	19,989
Mizuho Financial Group, Inc.	152,200	249,815
Modec, Inc.	96,400	2,159,445
MonotaRO Co., Ltd.	29,500	629,912
MS&AD Insurance Group Holdings, Inc.	3,010	89,107
Security	Number of Shares	Value ($)
Murata Manufacturing Co., Ltd.	1,124	168,843
Musashi Seimitsu Industry Co., Ltd.	221,400	3,219,587
Nabtesco Corp.	119,700	3,166,893
Nagoya Railroad Co., Ltd.	1,200	31,758
NEC Corp.	1,600	53,768
Nexon Co., Ltd. *	2,700	41,076
NGK Insulators Ltd.	1,700	26,143
NGK Spark Plug Co., Ltd.	1,000	21,546
NH Foods Ltd.	604	23,901
Nichias Corp.	21,000	364,146
Nidec Corp.	1,400	168,361
Nifco, Inc.	350,600	8,533,295
Nihon Kohden Corp.	99,200	3,125,399
Nihon M&A Center, Inc.	408,700	10,245,583
Nikon Corp.	2,000	34,197
Nintendo Co., Ltd.	9,700	2,941,893
Nippon Building Fund, Inc.	8	51,764
Nippon Electric Glass Co., Ltd.	400	11,139
Nippon Express Co., Ltd.	500	31,641
Nippon Paint Holdings Co., Ltd.	900	30,205
Nippon Prologis REIT, Inc.	12	26,171
Nippon Steel & Sumitomo Metal Corp.	4,800	88,888
Nippon Telegraph & Telephone Corp.	4,400	189,148
Nippon Yusen K.K.	1,000	16,742
Nissan Chemical Corp.	800	42,535
Nissan Motor Co., Ltd.	14,700	125,538
Nisshin Seifun Group, Inc.	1,300	26,234
Nissin Foods Holdings Co., Ltd.	400	25,465
Nitori Holdings Co., Ltd.	7,705	1,003,342
Nitto Denko Corp.	1,000	56,565
Nomura Holdings, Inc.	21,900	85,516
Nomura Real Estate Holdings, Inc.	800	15,537
Nomura Real Estate Master Fund, Inc.	25	35,826
Nomura Research Institute Ltd.	21,460	878,187
NSK Ltd.	2,300	22,434
NTT Data Corp.	3,900	46,493
NTT DOCOMO, Inc.	8,500	204,228
Obayashi Corp.	4,100	39,013
Obic Co., Ltd.	400	37,907
Odakyu Electric Railway Co., Ltd.	1,900	42,695
Oji Holdings Corp.	5,500	31,848
Olympus Corp.	92,400	3,790,344
Omron Corp.	56,200	2,308,035
Ono Pharmaceutical Co., Ltd.	2,400	52,431
Oracle Corp., Japan	200	14,572
Oriental Land Co., Ltd.	1,300	133,294
ORIX Corp.	175,700	2,650,226
Orix JREIT, Inc.	1,924	3,362,923
Osaka Gas Co., Ltd.	2,300	45,536
Otsuka Corp.	700	22,658
Otsuka Holdings Co., Ltd.	2,500	102,539
Panasonic Corp.	13,800	135,133
Park24 Co., Ltd.	700	16,704
Persol Holdings Co., Ltd.	1,200	21,367
Pigeon Corp.	21,500	842,959
Pola Orbis Holdings, Inc.	600	17,946
Pressance Corp.	248,600	3,385,629
Rakuten, Inc.	5,300	40,014
Recruit Holdings Co., Ltd.	6,900	185,199
Renesas Electronics Corp. *	5,200	29,981
Rengo Co., Ltd.	193,500	1,693,853
Resona Holdings, Inc.	13,000	65,684
Resorttrust, Inc.	343,900	4,821,112
Ricoh Co., Ltd.	4,200	44,742
Rinnai Corp.	200	13,242
Rohm Co., Ltd.	600	42,348
Rohto Pharmaceutical Co., Ltd.	55,600	1,499,142
Ryohin Keikaku Co., Ltd.	200	47,668
Sakata Seed Corp.	65,400	2,163,515

7

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sankyo Co., Ltd.	200	7,751
Sankyu, Inc.	46,980	2,290,064
Santen Pharmaceutical Co., Ltd.	2,300	31,815
Sawai Pharmaceutical Co., Ltd.	52,100	2,684,816
SBI Holdings, Inc.	1,436	30,675
Secom Co., Ltd.	1,300	108,838
Seed Co., Ltd/Tokyo	12,036	143,464
Sega Sammy Holdings, Inc.	1,100	15,502
Seibu Holdings, Inc.	1,500	26,059
Seiko Epson Corp.	1,800	28,017
Sekisui Chemical Co., Ltd.	2,382	36,972
Sekisui House Ltd.	3,855	57,614
Seven & i Holdings Co., Ltd.	4,800	209,006
Seven Bank Ltd.	2,900	8,639
SG Holdings Co., Ltd.	600	16,106
Sharp Corp.	1,100	11,711
Shimadzu Corp.	37,500	862,405
Shimamura Co., Ltd.	142	12,297
Shimano, Inc.	445	62,441
Shimizu Corp.	3,500	29,786
Shin-Etsu Chemical Co., Ltd.	2,324	195,952
Shinsei Bank Ltd.	900	12,185
Shionogi & Co., Ltd.	40,800	2,516,449
Shiseido Co., Ltd.	51,400	3,057,617
SHO-BOND Holdings Co., Ltd.	45,400	3,208,123
Showa Denko K.K.	900	30,229
Showa Shell Sekiyu K.K.	1,200	17,879
SMC Corp.	337	111,226
Softbank Corp. *	10,200	125,762
SoftBank Group Corp.	5,231	412,013
Sohgo Security Services Co., Ltd.	500	21,825
Solasto Corp.	145,500	1,373,567
Sompo Holdings, Inc.	2,100	79,179
Sony Corp.	8,000	400,855
Sony Financial Holdings, Inc.	1,100	20,932
Stanley Electric Co., Ltd.	900	26,141
Subaru Corp.	3,900	91,580
Sumco Corp.	1,500	20,885
Sumitomo Chemical Co., Ltd.	9,500	49,558
Sumitomo Corp.	7,100	109,933
Sumitomo Dainippon Pharma Co., Ltd.	1,000	23,544
Sumitomo Electric Industries Ltd.	4,700	66,967
Sumitomo Heavy Industries Ltd.	700	23,746
Sumitomo Metal Mining Co., Ltd.	1,500	43,384
Sumitomo Mitsui Financial Group, Inc.	8,500	316,217
Sumitomo Mitsui Trust Holdings, Inc.	2,100	79,547
Sumitomo Realty & Development Co., Ltd.	2,495	95,284
Sumitomo Rubber Industries Ltd.	900	12,510
Sundrug Co., Ltd.	500	16,001
Suntory Beverage & Food Ltd.	900	39,849
Suzuken Co., Ltd.	500	26,253
Suzuki Motor Corp.	2,200	114,885
Sysmex Corp.	1,100	61,321
Systena Corp.	227,300	2,513,496
T&D Holdings, Inc.	3,500	43,449
Tadano Ltd.	235,800	2,687,980
Taiheiyo Cement Corp.	800	27,467
Taisei Corp.	27,900	1,313,598
Taisho Pharmaceutical Holdings Co., Ltd.	200	20,314
Taiyo Nippon Sanso Corp.	829	13,138
Takashimaya Co., Ltd.	1,000	13,590
Takeda Pharmaceutical Co., Ltd.	4,500	181,680
TDK Corp.	800	63,309
TechnoPro Holdings, Inc.	23,700	1,245,449
Teijin Ltd.	1,200	20,739
Terumo Corp.	58,000	3,311,339
The Bank of Kyoto Ltd.	400	17,004
The Chiba Bank Ltd.	3,800	23,131
The Chugoku Electric Power Co., Inc.	1,800	24,632
Security	Number of Shares	Value ($)
The Kansai Electric Power Co., Inc.	4,400	66,975
The Shizuoka Bank Ltd.	2,954	24,717
The Yokohama Rubber Co., Ltd.	600	12,727
THK Co., Ltd.	800	19,113
TIS, Inc.	25,300	1,138,867
Tobu Railway Co., Ltd.	1,200	33,891
Toho Co., Ltd.	700	25,535
Toho Gas Co., Ltd.	466	20,016
Tohoku Electric Power Co., Inc.	2,700	36,605
Tokio Marine Holdings, Inc.	93,500	4,578,292
Tokyo Base Co., Ltd. *	17,200	132,168
Tokyo Century Corp.	300	14,046
Tokyo Electric Power Co. Holdings, Inc. *	9,100	56,010
Tokyo Electron Ltd.	1,000	146,021
Tokyo Gas Co., Ltd.	2,400	63,108
Tokyu Corp.	3,100	53,055
Tokyu Fudosan Holdings Corp.	3,400	18,523
Topcon Corp.	41,800	563,698
Toppan Printing Co., Ltd.	1,630	26,714
Toray Industries, Inc.	8,600	63,735
Toshiba Corp.	4,100	129,833
Tosoh Corp.	1,700	24,144
TOTO Ltd.	900	34,951
Toyo Seikan Group Holdings Ltd.	900	20,258
Toyo Suisan Kaisha Ltd.	565	20,339
Toyoda Gosei Co., Ltd.	300	6,564
Toyota Industries Corp.	914	45,280
Toyota Motor Corp.	94,377	5,808,913
Toyota Tsusho Corp.	1,400	44,528
Trend Micro, Inc.	800	42,565
Trust Tech, Inc.	99,700	2,980,342
Tsubakimoto Chain Co.	42,100	1,559,046
Tsuruha Holdings, Inc.	200	18,513
Unicharm Corp.	2,500	77,369
United Urban Investment Corp.	19	30,335
USS Co., Ltd.	1,400	24,513
Welcia Holdings Co., Ltd.	10,600	402,055
West Japan Railway Co.	1,041	76,031
Yahoo Japan Corp.	17,800	48,113
Yakult Honsha Co., Ltd.	23,100	1,541,639
Yamada Denki Co., Ltd.	4,200	20,683
Yamaguchi Financial Group, Inc.	1,274	12,951
Yamaha Corp.	900	39,387
Yamaha Motor Co., Ltd.	1,700	36,437
Yamato Holdings Co., Ltd.	1,900	50,626
Yamazaki Baking Co., Ltd.	800	15,714
Yaskawa Electric Corp.	1,521	43,049
Yokogawa Electric Corp.	1,500	27,935
Yume No Machi Souzou Iinkai Co., Ltd.	57,700	777,446
Zenkoku Hosho Co., Ltd.	15,500	543,480
ZOZO, Inc.	31,200	631,320
		197,784,043

Luxembourg 0.0%
Aroundtown S.A.	4,032	35,666
Millicom International Cellular S.A. SDR *	419	26,242
		61,908

Mexico 0.4%
Alpek S.A.B. de C.V. *	1,540,027	2,100,375
Grupo Televisa S.A.B. ADR	277,300	3,469,023
		5,569,398

8

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Netherlands 3.1%
ABN AMRO Group N.V. CVA	2,622	65,382
Aegon N.V.	11,534	59,420
AerCap Holdings N.V. *	843	39,840
Akzo Nobel N.V.	20,988	1,806,381
AMG Advanced Metallurgical Group N.V.	45,988	1,662,559
ArcelorMittal	4,202	97,055
ASML Holding N.V.	42,017	7,347,407
ASR Nederland N.V.	114,067	4,811,132
B&S Group Sarl	266,525	3,965,837
BE Semiconductor Industries N.V.	36,992	959,387
Boskalis Westminster N.V.	127,252	3,343,885
Euronext N.V.	46,761	2,880,550
Heineken Holding N.V.	714	61,984
Heineken N.V.	1,643	147,573
ING Groep N.V.	24,554	291,353
InterXion Holding N.V. *	55,988	3,361,520
Koninklijke Ahold Delhaize N.V.	7,827	206,211
Koninklijke DSM N.V.	1,134	106,047
Koninklijke KPN N.V.	20,841	64,070
Koninklijke Philips N.V.	89,130	3,513,957
Koninklijke Vopak N.V.	447	22,716
NN Group N.V.	1,971	83,230
NXP Semiconductors N.V.	2,152	187,289
Randstad N.V.	738	35,575
Royal Dutch Shell plc, A Shares	141,827	4,385,950
Takeaway.com N.V. *	25,268	1,602,264
Wolters Kluwer N.V.	47,686	2,965,637
		44,074,211

New Zealand 1.2%
a2 Milk Co., Ltd. *	4,711	41,431
Auckland International Airport Ltd.	1,394,329	7,096,566
Fisher & Paykel Healthcare Corp., Ltd.	3,686	32,079
Fletcher Building Ltd. *	5,581	19,288
Mercury NZ Ltd.	3,035,502	7,417,852
Meridian Energy Ltd.	8,588	20,926
Ryman Healthcare Ltd.	2,648	19,188
SKYCITY Entertainment Group Ltd.	1,124,809	2,989,409
Spark New Zealand Ltd.	11,900	33,452
		17,670,191

Norway 0.2%
Aker BP A.S.A.	670	22,325
DNB A.S.A.	6,180	109,690
Elkem A.S.A. *	981,176	2,852,278
Equinor A.S.A.	7,379	168,729
Gjensidige Forsikring A.S.A.	1,275	22,023
Mowi A.S.A.	2,582	57,038
Norsk Hydro A.S.A.	8,336	38,646
Orkla A.S.A.	5,053	40,840
Schibsted A.S.A., B Shares	528	16,764
Telenor A.S.A.	4,753	89,983
Yara International A.S.A.	1,101	45,528
		3,463,844

Papua New Guinea 0.0%
Oil Search Ltd.	8,500	48,396

Peru 0.2%
Credicorp Ltd.	10,316	2,504,519

Security	Number of Shares	Value ($)
Portugal 0.1%
Banco Espirito Santo S.A. *(b)	42,176	—
EDP - Energias de Portugal S.A.	15,865	57,949
Galp Energia, SGPS, S.A.	3,107	48,545
Jeronimo Martins, SGPS, S.A.	1,560	22,109
NOS SGPS, S.A.	258,984	1,679,984
		1,808,587

Republic of Korea 1.3%
Cafe24 Corp. *	25,975	2,598,632
Dentium Co., Ltd. *	15,738	1,037,383
Doosan Bobcat, Inc.	71,405	2,135,514
Fila Korea Ltd. *	37,355	1,605,314
Hotel Shilla Co., Ltd.	6,737	465,918
Hyundai Mipo Dockyard Co., Ltd.	30,013	1,700,719
NAVER Corp.	28,700	3,518,205
Samsung Electronics Co., Ltd.	102,200	4,261,138
Samsung SDI Co., Ltd.	6,482	1,308,448
		18,631,271

Russia 0.1%
Yandex N.V., Class A *	40,174	1,349,043

Singapore 2.1%
Ascendas Real Estate Investment Trust	3,243,233	6,614,061
CapitaLand Commercial Trust	13,960	19,542
CapitaLand Ltd.	15,900	39,420
CapitaLand Mall Trust	4,700,300	8,393,552
City Developments Ltd.	2,627	17,980
ComfortDelGro Corp., Ltd.	14,100	24,467
DBS Group Holdings Ltd.	11,316	201,680
Genting Singapore Ltd.	37,500	30,732
Golden Agri-Resources Ltd.	34,700	6,548
Jardine Cycle & Carriage Ltd.	611	17,169
Jardine Matheson Holdings Ltd.	1,409	94,255
Jardine Strategic Holdings Ltd.	1,400	53,670
Keppel Corp., Ltd.	9,000	40,925
Oversea-Chinese Banking Corp., Ltd.	19,922	170,905
SATS Ltd.	2,280,300	8,225,993
Sembcorp Industries Ltd.	5,100	9,839
Sheng Siong Group Ltd.	6,107,500	5,040,625
Singapore Airlines Ltd.	3,331	23,930
Singapore Exchange Ltd.	5,200	29,569
Singapore Press Holdings Ltd.	10,600	19,801
Singapore Technologies Engineering Ltd.	9,900	27,415
Singapore Telecommunications Ltd.	51,600	115,998
Suntec Real Estate Investment Trust	14,224	20,409
United Overseas Bank Ltd.	8,441	158,194
UOL Group Ltd.	3,400	16,826
Venture Corp., Ltd.	1,800	21,864
Wilmar International Ltd.	11,900	29,473
Yangzijiang Shipbuilding Holdings Ltd.	12,700	13,274
		29,478,116

South Africa 0.7%
Bid Corp., Ltd.	26,434	567,281
Mr. Price Group Ltd.	35,798	602,586
Naspers Ltd., N Shares	33,955	7,854,598
RMB Holdings Ltd.	166,265	1,052,849
The Bidvest Group Ltd.	26,434	405,423
		10,482,737

9

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spain 1.2%
ACS Actividades de Construccion y Servicios S.A.	51,270	2,121,764
Aena SME S.A.	418	72,254
Amadeus IT Group S.A.	37,543	2,730,067
Applus Services S.A.	150,776	1,728,598
Banco Bilbao Vizcaya Argentaria S.A.	42,088	249,798
Banco De Sabadell S.A.	34,878	39,991
Banco Santander S.A.	102,593	486,561
Bankia S.A.	7,649	22,297
Bankinter S.A.	151,028	1,179,265
CaixaBank S.A.	22,717	85,915
Cellnex Telecom S.A. *	62,056	1,748,714
Cia de Distribucion Integral Logista Holdings S.A.	32,637	842,780
Enagas S.A.	1,426	41,565
Ence Energia y Celulosa S.A.	341,073	2,648,495
Endesa S.A.	1,969	49,247
Ferrovial S.A.	3,109	69,719
Grifols S.A.	1,849	48,234
Iberdrola S.A.	37,615	310,906
Iberdrola S.A., Interim Shares *(b)	835	6,902
Industria de Diseno Textil S.A.	6,840	191,337
Inmobiliaria Colonial Socimi S.A.	160,402	1,640,960
International Consolidated Airlines Group S.A.	3,808	32,134
Mapfre S.A.	6,681	18,589
Naturgy Energy Group S.A.	2,171	60,690
Red Electrica Corp. S.A.	2,683	61,831
Repsol S.A.	8,773	153,993
Siemens Gamesa Renewable Energy S.A. *	1,478	20,983
Telefonica S.A.	29,496	253,712
		16,917,301

Sweden 3.6%
AAK AB	566,649	8,150,743
AF AB, B Shares	344,449	6,071,609
Alfa Laval AB	44,811	1,015,947
Assa Abloy AB, Class B	6,338	118,103
Atlas Copco AB, A Shares	4,248	110,828
Atlas Copco AB, B Shares	2,419	57,885
Boliden AB	1,695	42,423
Electrolux AB, B Shares	1,513	35,801
Elekta AB, B Shares	344,239	4,602,249
Epiroc AB, Class A *	4,162	39,965
Epiroc AB, Class B *	2,419	21,682
Essity AB, Class B	3,839	106,220
Fabege AB	273,430	3,989,855
Hennes & Mauritz AB, B Shares	554,247	8,623,972
Hexagon AB, B Shares	47,963	2,348,817
Husqvarna AB, B Shares	2,726	20,835
ICA Gruppen AB	543	19,098
Industrivarden AB, C Shares	1,099	22,657
Indutrade AB	18,616	468,220
Investor AB, B Shares	2,880	126,666
Kinnevik AB, Class B	1,468	35,869
LE Lundbergfortagen AB, B Shares	513	15,840
Lundin Petroleum AB	1,160	37,103
Nibe Industrier AB, B Shares	42,061	478,305
Nolato AB, B Shares	6,726	309,711
Paradox Interactive AB	60,774	1,001,650
Sandvik AB	7,140	114,096
Securitas AB, B Shares	2,025	32,562
Skandinaviska Enskilda Banken AB, A Shares	10,296	108,073
Skanska AB, B Shares	2,137	37,419
SKF AB, B Shares	268,373	4,520,531
Security	Number of Shares	Value ($)
Svenska Handelsbanken AB, A Shares	9,661	105,062
Swedbank AB, A Shares	5,726	130,074
Swedish Match AB	1,127	50,492
Swedish Orphan Biovitrum AB *	41,105	970,346
Tele2 AB, B Shares	3,118	39,035
Telefonaktiebolaget LM Ericsson, B Shares	19,246	171,549
Telia Co. AB	17,826	77,685
Thule Group AB	89,415	1,825,562
Volvo AB, B Shares	382,108	5,506,126
		51,560,665

Switzerland 5.2%
ABB Ltd.	11,634	222,683
Adecco Group AG	1,008	50,512
Baloise Holding AG	306	47,393
Barry Callebaut AG	14	23,818
Belimo Holding AG	600	2,604,795
Burckhardt Compression Holding AG	13,274	3,412,035
Chocoladefabriken Lindt & Spruengli AG	1	73,407
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	7	44,510
Cie Financiere Richemont S.A.	70,895	4,886,643
Clariant AG *	1,256	24,948
Credit Suisse Group AG *	881,192	10,711,192
Daetwyler Holding AG	12,540	1,894,274
Dufry AG *	204	20,403
EMS-Chemie Holding AG	51	25,473
Geberit AG	230	89,914
Georg Fischer AG	2,654	2,352,487
Givaudan S.A.	58	140,711
Idorsia Ltd. *	89,433	1,544,544
Julius Baer Group Ltd. *	1,387	55,747
Kuehne & Nagel International AG	24,125	3,262,449
LafargeHolcim Ltd. *	137,728	6,477,041
Landis+Gyr Group AG *	29,140	1,881,959
Logitech International S.A.	29,063	1,060,297
Lonza Group AG *	16,845	4,450,417
Nestle S.A.	38,338	3,342,456
Novartis AG	75,589	6,598,977
Pargesa Holding S.A.	245	19,339
Partners Group Holding AG	3,921	2,696,879
PSP Swiss Property AG - Reg'd	8,227	846,388
Roche Holding AG	4,429	1,178,272
Schindler Holding AG	377	80,008
SGS S.A.	34	82,077
Siegfried Holding AG *	9,779	3,449,261
Sika AG	20,202	2,667,792
Sonova Holding AG	344	64,561
Straumann Holding AG	64	46,466
Swiss Life Holding AG *	217	89,524
Swiss Prime Site AG *	484	41,001
Swiss Re AG	1,970	188,932
Swisscom AG	161	77,168
Tecan Group AG	15,677	3,165,725
Temenos AG *	11,331	1,529,507
The Swatch Group AG	346	19,252
The Swatch Group AG - Bearer Shares	191	54,714
U-Blox Holding AG *	29,998	2,560,611
UBS Group AG *	24,318	315,251
Vifor Pharma AG	282	35,891
Zurich Insurance Group AG	955	299,729
		74,807,433

Taiwan 1.8%
Airtac International Group	157,000	1,851,701
Chailease Holding Co., Ltd.	980,940	3,663,747
Chroma ATE, Inc.	714,000	2,871,467

10

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Eclat Textile Co., Ltd.	192,000	2,206,639
Merida Industry Co. Ltd	443,000	2,202,077
Nien Made Enterprise Co., Ltd.	277,000	2,387,110
Taiwan Semiconductor Manufacturing Co., Ltd.	503,000	3,731,236
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	106,480	4,005,778
TCI Co., Ltd.	163,700	2,405,451
		25,325,206

Thailand 0.1%
Airports of Thailand PCL	309,700	683,981
Bangkok Dusit Medical Services PCL, Class F	731,200	552,335
Taokaenoi Food & Marketing PCL, Class F	1,154,400	351,022
		1,587,338

United Arab Emirates 0.1%
First Abu Dhabi Bank PJSC	210,636	846,319
NMC Health plc	15,344	519,433
		1,365,752

United Kingdom 17.0%
3i Group plc	122,680	1,369,198
Abcam plc	173,790	3,029,112
Admiral Group plc	1,267	34,452
Anglo American plc	6,658	170,150
Antofagasta plc	2,444	27,940
Ashtead Group plc	229,596	5,823,694
Associated British Foods plc	2,208	69,295
AstraZeneca plc	69,557	5,038,839
Auto Trader Group plc	6,193	37,166
Avast plc *	522,091	1,965,457
AVEVA Group plc	143,680	5,135,960
Aviva plc	25,137	136,710
B&M European Value Retail S.A.	193,897	825,630
Babcock International Group plc	1,689	11,764
BAE Systems plc	19,961	134,285
Barclays plc	107,980	225,068
Barratt Developments plc	6,350	44,914
Beazley plc	593,828	3,854,034
Big Yellow Group plc	57,353	721,443
BP plc	125,771	859,160
British American Tobacco plc	14,462	509,786
BT Group plc	52,823	161,078
Bunzl plc	2,082	65,650
Burberry Group plc	2,593	61,296
Burford Capital Ltd.	208,440	5,032,426
Carnival plc	1,127	63,764
Centrica plc	34,714	62,383
Cineworld Group plc	2,126,827	7,299,109
Close Brothers Group plc	22,942	447,469
CNH Industrial N.V.	981,756	9,649,413
Coats Group plc	69,968	80,482
Coca-Cola European Partners plc	1,351	64,281
Coca-Cola HBC AG *	1,252	42,079
Compass Group plc	252,628	5,405,871
ContourGlobal plc	2,417,121	5,326,094
ConvaTec Group plc	8,907	16,699
Croda International plc	25,155	1,592,644
Dechra Pharmaceuticals plc	52,723	1,638,044
Diageo plc	139,505	5,324,406
Diploma plc	264,004	4,407,223
Direct Line Insurance Group plc	8,637	38,176
easyJet plc	985	16,321
Electrocomponents plc	258,573	1,845,760
Security	Number of Shares	Value ($)
Elementis plc	1,522,942	3,645,974
Equiniti Group plc	1,862,588	5,060,349
Experian plc	184,815	4,640,255
Ferguson plc	52,095	3,488,444
Fevertree Drinks plc	91,554	3,092,629
Fresnillo plc	1,370	18,088
G4S plc	1,027,293	2,634,328
GlaxoSmithKline plc	31,272	607,445
Glencore plc *	2,146,817	8,729,647
Greggs plc	52,813	1,075,281
GVC Holdings plc	3,419	30,128
Halma plc	325,677	5,989,830
Hammerson plc	5,108	24,972
Hargreaves Lansdown plc	1,764	37,880
Hikma Pharmaceuticals plc	134,784	2,851,480
Hill & Smith Holdings plc	221,961	3,214,008
Hiscox Ltd.	70,800	1,317,490
HomeServe plc	268,986	3,328,948
HSBC Holdings plc	125,462	1,056,421
IG Group Holdings plc	217,460	1,812,205
IMI plc	130,955	1,645,372
Imperial Brands plc	6,022	199,895
Informa plc	7,864	69,850
InterContinental Hotels Group plc	1,063	60,411
Intermediate Capital Group plc	304,821	4,069,099
Intertek Group plc	16,602	1,071,313
Investec plc	4,335	27,865
ITV plc	22,456	38,118
J. Sainsbury plc	10,861	40,668
John Wood Group plc	4,352	30,888
Johnson Matthey plc	1,200	47,939
Keywords Studios plc	35,122	551,993
Kindred Group plc SDR	66,949	689,236
Kingfisher plc	13,393	39,126
Land Securities Group plc	4,596	52,267
Legal & General Group plc	37,674	128,351
Liberty Global plc, Class A *	106,500	2,598,600
Liberty Global plc, Class C *	215,900	5,086,604
Lloyds Banking Group plc	15,169,193	11,564,453
London Stock Exchange Group plc	40,768	2,451,826
Marks & Spencer Group plc	10,428	39,455
Meggitt plc	151,654	1,027,118
Melrose Industries plc	629,467	1,395,231
Merlin Entertainments plc	4,701	20,833
Micro Focus International plc	2,732	52,086
Mondi plc	2,276	55,041
National Grid plc	21,085	229,603
Next plc	889	56,539
Nomad Foods Ltd. *	109,881	2,014,119
Pearson plc	4,839	57,530
Persimmon plc	1,976	61,642
Prudential plc	16,352	319,782
Reckitt Benckiser Group plc	39,723	3,056,473
RELX plc	181,711	4,024,811
Renishaw plc	9,971	611,339
Rentokil Initial plc	1,122,592	4,957,521
Rio Tinto plc	7,493	414,529
Rolls-Royce Holdings plc *	10,587	123,057
Rotork plc	830,763	2,998,550
Royal Bank of Scotland Group plc	2,115,562	6,711,010
Royal Dutch Shell plc, A Shares	28,981	898,423
Royal Dutch Shell plc, B Shares	23,615	733,214
Royal Mail plc	5,659	19,939
RSA Insurance Group plc	6,340	42,749
Schroders plc	188,271	6,458,456
Schroders plc, Non-Voting Shares	1,100	29,745
Segro plc	214,820	1,826,121
Severn Trent plc	1,484	38,995
Smith & Nephew plc	5,533	104,235

11

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Smiths Group plc	156,353	2,969,058
Spectris plc	93,293	3,184,992
Spirax-Sarco Engineering plc	86,001	7,232,728
SSE plc	6,425	98,772
SSP Group plc	376,589	3,296,145
St. James's Place plc	3,313	40,837
Standard Chartered plc	17,552	141,559
Standard Life Aberdeen plc	14,541	48,072
Taylor Wimpey plc	20,520	44,492
Tesco plc	61,798	180,910
The Berkeley Group Holdings plc	805	39,635
The British Land Co., plc	5,786	43,586
The Sage Group plc	6,715	55,193
The Unite Group plc	240,107	2,867,594
The Weir Group plc	44,113	872,979
Ultra Electronics Holdings plc	178,825	3,010,610
Unilever N.V. CVA	106,644	5,710,805
Unilever plc	7,228	379,716
United Utilities Group plc	4,279	46,800
Victrex plc	220,222	6,612,875
Vodafone Group plc	168,311	306,962
WH Smith plc	30,857	792,095
Whitbread plc	1,137	72,853
WM Morrison Supermarkets plc	14,037	43,166
WPP plc	522,772	5,982,345
		244,237,326

United States 0.2%
Willis Towers Watson plc	21,836	3,554,682
Total Common Stock
(Cost $1,245,941,366)		1,374,188,147

Preferred Stock 0.3% of net assets

Brazil 0.3%
Itau Unibanco Holding S.A.	353,250	3,757,867

Germany 0.0%
Bayerische Motoren Werke AG	357	26,387
Fuchs Petrolub SE	457	21,438
Henkel AG & Co. KGaA	1,127	109,695
Porsche Automobil Holding SE	949	61,711
Sartorius AG	229	34,376
Volkswagen AG	1,164	198,539
		452,146

Italy 0.0%
Telecom Italia S.p.A. - RSP	33,955	16,616
Total Preferred Stock
(Cost $3,481,265)		4,226,629
Security	Number of Shares	Value ($)
Other Investment Companies 3.8% of net assets

Equity Fund 0.0%
iShares MSCI EAFE ETF	4,938	309,514

Money Market Fund 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	54,680,502	54,680,502
Total Other Investment Companies
(Cost $54,976,805)		54,990,016

Rights 0.0% of net assets

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. expires 02/05/19 *	51,270	28,139
Total Rights
(Cost $26,201)		28,139
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
United States Treasury Bills
2.35%, 03/07/19 (d)(e)	10,000	9,978
2.37%, 03/07/19 (d)(e)	30,000	29,933
Total Short-Term Investments
(Cost $39,911)		39,911

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/15/19	615	32,736,450	1,593,676
MSCI EAFE Index, expires 03/15/19	8	731,240	35,398
Net Unrealized Appreciation			1,629,074

12

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
06/19/2019	State Street Bank & Trust Co.	CHF	473,000	USD	492,151	(10,273)
06/19/2019	State Street Bank & Trust Co.	USD	6,368,611	CHF	6,017,000	238,675
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						228,402
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

CHF –	Swiss franc
USD –	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$131,322,738	$—	$131,322,738
Argentina	4,367,230	—	—	4,367,230
Australia	65,091	83,487,412	—	83,552,503
Belgium	4,829,724	7,185,125	—	12,014,849
Bermuda	333,466	—	—	333,466
Brazil	5,879,952	10,108,216	—	15,988,168
Canada	89,329,788	—	—	89,329,788
Chile	1,389,054	—	—	1,389,054
China	16,022,829	31,680,105	—	47,702,934
France	52,013	120,227,067	—	120,279,080
Germany	2,854,630	116,865,956	—	119,720,586
Hong Kong	70,202	21,142,236	—	21,212,438
India	4,564,646	9,929,146	—	14,493,792
Ireland	10,451,173	9,036,124	369,811	19,857,108
Israel	3,634,431	240,039	—	3,874,470
Japan	257,930	197,526,113	—	197,784,043
Mexico	5,569,398	—	—	5,569,398
Netherlands	9,156,750	34,917,461	—	44,074,211
New Zealand	19,288	17,650,903	—	17,670,191
Peru	2,504,519	—	—	2,504,519
Portugal	—	1,808,587	— *	1,808,587
Russia	1,349,043	—	—	1,349,043
Spain	—	16,910,399	6,902	16,917,301
13

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Sweden	$970,346	$50,590,319	$—	$51,560,665
Switzerland	73,407	74,734,026	—	74,807,433
Taiwan	4,005,778	21,319,428	—	25,325,206
Thailand	1,587,338	—	—	1,587,338
United Kingdom	18,384,188	225,853,138	—	244,237,326
United States	3,554,682	—	—	3,554,682
Preferred Stock[1]	—	4,226,629	—	4,226,629
Other Investment Companies[1]	54,990,016	—	—	54,990,016
Rights [1]	28,139	—	—	28,139
Short-Term Investments[1]	—	39,911	—	39,911
Futures Contracts[2]	1,629,074	—	—	1,629,074
Forward Foreign Currency Exchange Contracts[2]	—	238,675	—	238,675
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(10,273)	—	(10,273)
Total	$247,924,125	$1,187,029,480	$376,713	$1,435,330,318
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
14

Laudus MarketMasters Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
15

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Subsequent Events:
At a meeting held on December 11, 2018, the Board of the Schwab Capital Trust (the Trust) approved the liquidation of the Laudus Small-Cap MarketMasters Fund (the Fund). The Fund will redeem all of its outstanding shares on or about February 26, 2019, and distribute the proceeds to the Fund’s shareholders in an amount equal to the shareholder’s proportionate interest in the net assets of the Fund after the Fund has paid or provided for all its charges, taxes, expenses and liabilities.
REG87632JAN19
16

Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.2%
The Goodyear Tire & Rubber Co.	259,956	5,508,468

Banks 4.7%
Bank of America Corp.	539,056	15,346,924
CIT Group, Inc.	89,351	4,127,123
Citigroup, Inc.	515,363	33,220,299
JPMorgan Chase & Co.	262,546	27,173,511
Radian Group, Inc.	220,337	4,239,284
Regions Financial Corp.	580,283	8,802,893
The PNC Financial Services Group, Inc.	57,997	7,114,492
		100,024,526

Capital Goods 5.2%
Allison Transmission Holdings, Inc.	605,856	29,487,012
Curtiss-Wright Corp.	76,391	8,671,906
Honeywell International, Inc.	81,318	11,679,704
Illinois Tool Works, Inc.	55,192	7,578,414
Lennox International, Inc.	27,542	6,314,830
Masco Corp.	544,701	17,653,759
Oshkosh Corp.	78,311	5,877,241
The Boeing Co.	59,539	22,959,429
		110,222,295

Commercial & Professional Services 1.5%
ManpowerGroup, Inc.	25,339	2,002,541
Robert Half International, Inc.	465,946	30,020,901
		32,023,442

Consumer Durables & Apparel 2.2%
Capri Holdings Ltd. *	302,138	12,834,822
Deckers Outdoor Corp. *	20,401	2,620,508
Garmin Ltd.	192,121	13,290,931
NIKE, Inc., Class B	52,611	4,307,789
PulteGroup, Inc.	326,060	9,067,729
Whirlpool Corp.	34,195	4,548,277
		46,670,056

Consumer Services 1.0%
Darden Restaurants, Inc.	56,372	5,915,114
McDonald's Corp.	67,445	12,057,817
Wyndham Destinations, Inc.	76,706	3,232,391
		21,205,322

Diversified Financials 6.5%
Affiliated Managers Group, Inc.	173,489	18,207,671
American Express Co.	26,915	2,764,170
Ameriprise Financial, Inc.	88,808	11,243,093
Berkshire Hathaway, Inc., Class B *	101,771	20,918,011
Security	Number of Shares	Value ($)
Capital One Financial Corp.	310,461	25,020,052
Discover Financial Services	201,925	13,627,918
Evercore, Inc., Class A	137,289	12,280,501
Morgan Stanley	424,029	17,936,427
Morningstar, Inc.	26,923	3,342,490
Synchrony Financial	418,214	12,563,149
		137,903,482

Energy 5.4%
Anadarko Petroleum Corp.	54,238	2,567,084
Chevron Corp.	346,821	39,763,028
ConocoPhillips	634,720	42,964,197
Exxon Mobil Corp.	45,893	3,363,039
Marathon Oil Corp.	745,075	11,764,734
National Oilwell Varco, Inc.	137,553	4,055,062
PBF Energy, Inc., Class A	125,661	4,601,706
Valero Energy Corp.	73,645	6,467,504
		115,546,354

Food & Staples Retailing 1.0%
Performance Food Group Co. *	88,972	3,039,284
The Kroger Co.	140,698	3,985,974
Walmart, Inc.	155,351	14,887,286
		21,912,544

Food, Beverage & Tobacco 4.1%
Ingredion, Inc.	147,389	14,591,511
Molson Coors Brewing Co., Class B	98,865	6,585,398
PepsiCo, Inc.	343,105	38,657,640
Pilgrim's Pride Corp. *	370,639	7,509,146
Tyson Foods, Inc., Class A	321,697	19,919,478
		87,263,173

Health Care Equipment & Services 6.9%
Anthem, Inc.	24,010	7,275,030
Cerner Corp. *	232,390	12,760,535
HCA Healthcare, Inc.	193,243	26,943,871
Hill-Rom Holdings, Inc.	141,084	14,111,222
Hologic, Inc. *	307,417	13,649,315
IDEXX Laboratories, Inc. *	12,785	2,720,392
McKesson Corp.	26,351	3,379,516
Medtronic plc	38,968	3,444,381
Molina Healthcare, Inc. *	75,459	10,034,538
UnitedHealth Group, Inc.	130,998	35,395,660
Varian Medical Systems, Inc. *	136,177	17,979,449
		147,693,909

1

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 2.3%
Herbalife Nutrition Ltd. *	187,758	11,209,153
Kimberly-Clark Corp.	245,935	27,392,240
The Procter & Gamble Co.	115,861	11,177,111
		49,778,504

Insurance 2.6%
Aflac, Inc.	256,730	12,246,021
Everest Re Group Ltd.	10,501	2,300,244
The Allstate Corp.	353,340	31,047,986
The Travelers Cos., Inc.	72,805	9,139,940
		54,734,191

Materials 3.2%
Celanese Corp.	226,136	21,654,783
Domtar Corp.	30,896	1,449,022
Huntsman Corp.	784,742	17,240,782
LyondellBasell Industries N.V., Class A	226,618	19,708,968
PolyOne Corp.	94,847	3,070,197
Steel Dynamics, Inc.	132,083	4,832,917
		67,956,669

Media & Entertainment 7.9%
Alphabet, Inc., Class A *	54,115	60,927,537
Alphabet, Inc., Class C *	10,791	12,046,749
Comcast Corp., Class A	192,478	7,038,920
Facebook, Inc., Class A *	108,068	18,013,855
The Walt Disney Co.	424,891	47,383,844
Viacom, Inc., Class B	793,040	23,331,237
		168,742,142

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	78,130	6,273,058
Alexion Pharmaceuticals, Inc. *	78,412	9,641,539
Amgen, Inc.	184,036	34,434,976
Biogen, Inc. *	35,644	11,897,254
Celgene Corp. *	77,447	6,850,962
Charles River Laboratories International, Inc. *	67,488	8,313,847
Eli Lilly & Co.	76,300	9,145,318
Emergent BioSolutions, Inc. *	37,715	2,353,039
Gilead Sciences, Inc.	193,106	13,519,351
Jazz Pharmaceuticals plc *	46,387	5,839,659
Johnson & Johnson	241,597	32,151,729
Merck & Co., Inc.	299,914	22,322,599
Pfizer, Inc.	178,544	7,579,193
		170,322,524

Real Estate 3.2%
American Tower Corp.	136,184	23,538,043
Apartment Investment & Management Co., Class A	474,589	23,501,647
PS Business Parks, Inc.	22,068	3,204,053
Simon Property Group, Inc.	101,207	18,431,819
		68,675,562

Retailing 6.2%
Amazon.com, Inc. *	46,650	80,178,754
Best Buy Co., Inc.	139,596	8,269,667
Booking Holdings, Inc. *	10,128	18,562,700
Lowe's Cos., Inc.	101,817	9,790,723
Security	Number of Shares	Value ($)
Qurate Retail, Inc. *	389,391	8,469,254
The Home Depot, Inc.	37,769	6,931,745
		132,202,843

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	790,698	37,257,690
KLA-Tencor Corp.	30,414	3,241,220
Micron Technology, Inc. *	451,829	17,268,904
		57,767,814

Software & Services 12.8%
Accenture plc, Class A	122,820	18,859,011
Adobe Systems, Inc. *	35,270	8,740,611
Akamai Technologies, Inc. *	77,969	5,075,782
Alliance Data Systems Corp.	5,094	904,643
Booz Allen Hamilton Holding Corp.	43,060	2,115,538
Cadence Design Systems, Inc. *	237,496	11,406,933
Citrix Systems, Inc.	147,185	15,092,350
Cognizant Technology Solutions Corp., Class A	183,237	12,767,954
Fortinet, Inc. *	41,950	3,212,111
International Business Machines Corp.	168,999	22,716,846
Intuit, Inc.	68,757	14,839,136
Mastercard, Inc., Class A	55,148	11,643,397
Microsoft Corp.	909,805	95,010,936
Oracle Corp.	331,124	16,632,359
VeriSign, Inc. *	82,308	13,932,275
Visa, Inc., Class A	149,959	20,245,965
		273,195,847

Technology Hardware & Equipment 5.0%
Apple, Inc.	462,571	76,990,317
Cisco Systems, Inc.	613,948	29,033,601
		106,023,918

Telecommunication Services 1.1%
Telephone & Data Systems, Inc.	128,557	4,656,334
Verizon Communications, Inc.	357,876	19,704,653
		24,360,987

Transportation 1.1%
Delta Air Lines, Inc.	241,244	11,924,691
Landstar System, Inc.	13,806	1,402,414
United Continental Holdings, Inc. *	126,298	11,022,026
		24,349,131

Utilities 4.7%
CenterPoint Energy, Inc.	368,699	11,400,173
Exelon Corp.	871,077	41,602,637
NRG Energy, Inc.	565,212	23,122,823
Pinnacle West Capital Corp.	35,315	3,111,958
Portland General Electric Co.	315,276	15,234,136
UGI Corp.	117,159	6,681,578
		101,153,305
Total Common Stock
(Cost $1,806,570,362)		2,125,237,008

2

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (a)	22,257,242	22,257,242
Total Other Investment Company
(Cost $22,257,242)		22,257,242
	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	50	6,761,250	198,271
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,125,237,008	$—	$—	$2,125,237,008
Other Investment Company[1]	22,257,242	—	—	22,257,242
Futures Contracts[2]	198,271	—	—	198,271
Total	$2,147,692,521	$—	$—	$2,147,692,521
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
3

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.7%
Dana, Inc.	186,718	3,289,971
Lear Corp.	16,228	2,497,976
The Goodyear Tire & Rubber Co.	31,275	662,717
		6,450,664

Banks 9.7%
Bank of America Corp.	67,646	1,925,882
CIT Group, Inc.	245,882	11,357,290
Citigroup, Inc.	437,937	28,229,419
Citizens Financial Group, Inc.	7,710	261,523
JPMorgan Chase & Co.	206,173	21,338,906
MGIC Investment Corp. *	209,410	2,613,437
Regions Financial Corp.	781,338	11,852,897
The PNC Financial Services Group, Inc.	76,717	9,410,874
		86,990,228

Capital Goods 5.3%
Allison Transmission Holdings, Inc.	321,049	15,625,455
Illinois Tool Works, Inc.	15,150	2,080,246
Masco Corp.	431,643	13,989,550
The Boeing Co.	40,859	15,756,048
		47,451,299

Commercial & Professional Services 1.9%
ManpowerGroup, Inc.	43,352	3,426,109
Robert Half International, Inc.	215,861	13,907,924
		17,334,033

Consumer Durables & Apparel 1.6%
Capri Holdings Ltd. *	167,248	7,104,695
Garmin Ltd.	107,023	7,403,851
		14,508,546

Consumer Services 0.9%
H&R Block, Inc.	35,422	835,605
Wyndham Destinations, Inc.	171,538	7,228,611
		8,064,216

Diversified Financials 9.6%
Affiliated Managers Group, Inc.	123,585	12,970,246
Ameriprise Financial, Inc.	47,425	6,004,005
Berkshire Hathaway, Inc., Class B *	37,720	7,752,969
Capital One Financial Corp.	224,668	18,105,994
Discover Financial Services	96,134	6,488,083
Evercore, Inc., Class A	39,902	3,569,234
Lazard Ltd., Class A	151,268	6,018,954
Morgan Stanley	346,373	14,651,578
Security	Number of Shares	Value ($)
Navient Corp.	199,178	2,270,629
SEI Investments Co.	17,460	830,048
Synchrony Financial	253,852	7,625,714
		86,287,454

Energy 9.1%
Anadarko Petroleum Corp.	28,625	1,354,821
Chevron Corp.	278,606	31,942,178
ConocoPhillips	314,773	21,306,984
Exxon Mobil Corp.	268,269	19,658,752
Marathon Oil Corp.	166,477	2,628,672
Valero Energy Corp.	52,809	4,637,687
		81,529,094

Food & Staples Retailing 0.4%
Walmart, Inc.	33,848	3,243,654

Food, Beverage & Tobacco 4.1%
Flowers Foods, Inc.	136,896	2,691,375
Ingredion, Inc.	88,731	8,784,369
PepsiCo, Inc.	110,225	12,419,051
Tyson Foods, Inc., Class A	216,051	13,377,878
		37,272,673

Health Care Equipment & Services 6.0%
Cardinal Health, Inc.	71,127	3,554,216
Cerner Corp. *	44,189	2,426,418
HCA Healthcare, Inc.	107,884	15,042,266
Hill-Rom Holdings, Inc.	29,489	2,949,490
Hologic, Inc. *	135,770	6,028,188
McKesson Corp.	34,451	4,418,341
Molina Healthcare, Inc. *	6,011	799,343
ResMed, Inc.	32,957	3,136,518
UnitedHealth Group, Inc.	18,686	5,048,957
Varian Medical Systems, Inc. *	83,071	10,967,864
		54,371,601

Household & Personal Products 3.4%
Herbalife Nutrition Ltd. *	109,826	6,556,612
Kimberly-Clark Corp.	142,481	15,869,534
The Procter & Gamble Co.	85,905	8,287,255
		30,713,401

Insurance 4.9%
Aflac, Inc.	199,425	9,512,573
American National Insurance Co.	11,805	1,643,138
Everest Re Group Ltd.	21,900	4,797,195
First American Financial Corp.	24,806	1,242,284
The Allstate Corp.	209,929	18,446,461
The Travelers Cos., Inc.	68,285	8,572,499
		44,214,150

4

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 4.9%
Ashland Global Holdings, Inc.	8,253	626,403
Celanese Corp.	159,326	15,257,058
Domtar Corp.	135,922	6,374,742
Huntsman Corp.	361,251	7,936,684
LyondellBasell Industries N.V., Class A	95,597	8,314,071
PolyOne Corp.	125,280	4,055,314
Steel Dynamics, Inc.	50,499	1,847,758
		44,412,030

Media & Entertainment 4.3%
Alphabet, Inc., Class A *	5,076	5,715,018
Comcast Corp., Class A	129,117	4,721,809
IAC/InterActiveCorp *	23,732	5,014,097
The Walt Disney Co.	145,342	16,208,540
TripAdvisor, Inc. *	26,533	1,522,463
Viacom, Inc., Class B	199,614	5,872,644
		39,054,571

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Alexion Pharmaceuticals, Inc. *	10,848	1,333,870
Amgen, Inc.	68,610	12,837,617
Gilead Sciences, Inc.	24,213	1,695,152
Jazz Pharmaceuticals plc *	26,501	3,336,211
Johnson & Johnson	194,827	25,927,577
Merck & Co., Inc.	153,433	11,420,018
Pfizer, Inc.	227,654	9,663,913
		66,214,358

Real Estate 5.6%
American Tower Corp.	49,093	8,485,234
Apartment Investment & Management Co., Class A	186,698	9,245,285
Douglas Emmett, Inc.	94,699	3,582,463
Equity LifeStyle Properties, Inc.	29,987	3,175,024
Lamar Advertising Co., Class A	49,801	3,707,685
Retail Properties of America, Inc., Class A	594,477	7,514,189
Senior Housing Properties Trust	660,175	9,090,610
Spirit Realty Capital, Inc.	85,752	3,406,069
Weyerhaeuser Co.	92,429	2,425,337
		50,631,896

Retailing 0.5%
AutoZone, Inc. *	1,085	919,364
Best Buy Co., Inc.	38,090	2,256,452
Dick's Sporting Goods, Inc.	12,138	428,593
Kohl's Corp.	9,660	663,545
		4,267,954

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	396,167	18,667,389

Security	Number of Shares	Value ($)
Software & Services 3.1%
Citrix Systems, Inc.	129,583	13,287,440
International Business Machines Corp.	88,771	11,932,598
Microsoft Corp.	25,988	2,713,927
		27,933,965

Technology Hardware & Equipment 3.0%
Apple, Inc.	20,743	3,452,465
Cisco Systems, Inc.	294,503	13,927,047
HP, Inc.	390,361	8,599,653
Seagate Technology plc	20,554	910,131
		26,889,296

Telecommunication Services 2.4%
AT&T, Inc.	228,167	6,858,700
Telephone & Data Systems, Inc.	41,254	1,494,220
Verizon Communications, Inc.	247,192	13,610,391
		21,963,311

Transportation 1.0%
Delta Air Lines, Inc.	110,904	5,481,985
United Continental Holdings, Inc. *	41,265	3,601,196
		9,083,181

Utilities 7.8%
CenterPoint Energy, Inc.	539,995	16,696,645
CMS Energy Corp.	36,701	1,913,590
Exelon Corp.	426,519	20,370,548
NRG Energy, Inc.	271,736	11,116,720
Portland General Electric Co.	345,916	16,714,661
UGI Corp.	56,131	3,201,151
		70,013,315
Total Common Stock
(Cost $809,054,447)		897,562,279
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
BNP Paribas
1.75%, 02/01/19 (a)	3,701,362	3,701,362
Total Short-Term Investment
(Cost $3,701,362)		3,701,362
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

5

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$897,562,279	$—	$—	$897,562,279
Short-Term Investment[1]	—	3,701,362	—	3,701,362
Total	$897,562,279	$3,701,362	$—	$901,263,641
[1]	As categorized in Portfolio Holdings.
6

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Banks 0.2%
MGIC Investment Corp. *	24,964	311,551

Capital Goods 6.5%
Allison Transmission Holdings, Inc.	68,015	3,310,290
Illinois Tool Works, Inc.	2,903	398,611
Masco Corp.	20,434	662,266
Oshkosh Corp.	10,723	804,761
Raytheon Co.	3,451	568,587
The Boeing Co.	14,608	5,633,137
		11,377,652

Commercial & Professional Services 2.9%
ASGN, Inc. *	11,648	733,708
Deluxe Corp.	17,156	805,817
Insperity, Inc.	14,861	1,585,372
Korn Ferry	8,017	365,575
Robert Half International, Inc.	15,821	1,019,347
Waste Management, Inc.	6,342	606,739
		5,116,558

Consumer Durables & Apparel 1.7%
Capri Holdings Ltd. *	112	4,758
Deckers Outdoor Corp. *	9,564	1,228,496
NIKE, Inc., Class B	21,767	1,782,282
		3,015,536

Consumer Services 0.7%
Darden Restaurants, Inc.	11,485	1,205,121

Diversified Financials 3.3%
Affiliated Managers Group, Inc.	6,552	687,633
Ameriprise Financial, Inc.	3,002	380,053
Capital One Financial Corp.	13,263	1,068,865
Evercore, Inc., Class A	11,880	1,062,666
SEI Investments Co.	7,087	336,916
Synchrony Financial	22,384	672,415
T. Rowe Price Group, Inc.	17,389	1,625,176
		5,833,724

Energy 0.8%
Anadarko Petroleum Corp.	7,373	348,964
ConocoPhillips	16,799	1,137,124
		1,486,088

Food & Staples Retailing 0.1%
The Kroger Co.	7,465	211,483

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 4.2%
Flowers Foods, Inc.	63,996	1,258,161
Ingredion, Inc.	15,810	1,565,190
Molson Coors Brewing Co., Class B	12,116	807,047
PepsiCo, Inc.	32,929	3,710,111
		7,340,509

Health Care Equipment & Services 6.7%
Amedisys, Inc. *	9,029	1,184,244
Centene Corp. *	3,739	488,201
Cerner Corp. *	15,293	839,739
HCA Healthcare, Inc.	9,840	1,371,991
Hill-Rom Holdings, Inc.	8,140	814,163
Hologic, Inc. *	3,270	145,188
IDEXX Laboratories, Inc. *	6,933	1,475,204
ResMed, Inc.	10,977	1,044,681
UnitedHealth Group, Inc.	12,241	3,307,518
Varian Medical Systems, Inc. *	2,832	373,909
Veeva Systems, Inc., Class A *	6,858	747,933
		11,792,771

Household & Personal Products 1.3%
Herbalife Nutrition Ltd. *	9,868	589,120
Kimberly-Clark Corp.	15,716	1,750,448
		2,339,568

Insurance 0.7%
Aflac, Inc.	9,943	474,281
First American Financial Corp.	12,518	626,901
The Allstate Corp.	2,170	190,678
		1,291,860

Materials 1.9%
Celanese Corp.	12,533	1,200,160
Huntsman Corp.	54,324	1,193,498
PolyOne Corp.	29,021	939,410
		3,333,068

Media & Entertainment 11.5%
Alphabet, Inc., Class A *	8,408	9,466,483
AMC Networks, Inc., Class A *	11,413	718,334
Facebook, Inc., Class A *	32,267	5,378,586
Netflix, Inc. *	2,537	861,312
The Walt Disney Co.	24,991	2,786,996
Viacom, Inc., Class B	11,599	341,243
World Wrestling Entertainment, Inc., Class A	8,095	666,542
		20,219,496

7

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	26,279	2,109,941
Agilent Technologies, Inc.	8,635	656,692
Alexion Pharmaceuticals, Inc. *	4,309	529,835
Amgen, Inc.	17,621	3,297,065
Biogen, Inc. *	7,239	2,416,233
Celgene Corp. *	14,837	1,312,481
Charles River Laboratories International, Inc. *	6,725	828,453
Eli Lilly & Co.	2,182	261,535
Emergent BioSolutions, Inc. *	8,624	538,051
Gilead Sciences, Inc.	19,195	1,343,842
Jazz Pharmaceuticals plc *	3,368	423,998
Merck & Co., Inc.	2,757	205,203
United Therapeutics Corp. *	2,208	254,649
Vertex Pharmaceuticals, Inc. *	1,365	260,592
		14,438,570

Real Estate 2.1%
American Tower Corp.	8,224	1,421,436
Apartment Investment & Management Co., Class A	8,929	442,164
Douglas Emmett, Inc.	19,201	726,374
Lamar Advertising Co., Class A	15,846	1,179,735
		3,769,709

Retailing 12.0%
Amazon.com, Inc. *	7,283	12,517,511
Best Buy Co., Inc.	9,191	544,475
Booking Holdings, Inc. *	848	1,554,223
Burlington Stores, Inc. *	2,567	440,780
Qurate Retail, Inc. *	20,732	450,921
Ross Stores, Inc.	8,915	821,250
The Home Depot, Inc.	21,021	3,857,984
The TJX Cos., Inc.	12,124	602,926
Ulta Salon, Cosmetics & Fragrance, Inc. *	783	228,573
		21,018,643

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	16,481	776,585
Lam Research Corp.	6,589	1,117,362
Micron Technology, Inc. *	34,503	1,318,705
NVIDIA Corp.	4,550	654,062
Texas Instruments, Inc.	16,794	1,690,820
		5,557,534

Software & Services 19.6%
Accenture plc, Class A	15,652	2,403,365
Adobe Systems, Inc. *	17,748	4,398,309
Akamai Technologies, Inc. *	5,285	344,053
Automatic Data Processing, Inc.	8,112	1,134,382
Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	40,098	1,925,907
Citrix Systems, Inc.	10,224	1,048,369
Cognizant Technology Solutions Corp., Class A	15,527	1,081,921
Fortinet, Inc. *	14,314	1,096,023
Intuit, Inc.	7,478	1,613,902
j2 Global, Inc.	9,829	738,748
Mastercard, Inc., Class A	16,223	3,425,162
Microsoft Corp.	105,218	10,987,916
VeriSign, Inc. *	8,427	1,426,438
Visa, Inc., Class A	20,482	2,765,275
		34,389,770

Technology Hardware & Equipment 8.9%
Apple, Inc.	70,800	11,783,952
Cisco Systems, Inc.	17,251	815,800
Dell Technologies, Inc., Class C *	4,658	226,332
F5 Networks, Inc. *	5,227	841,286
NetApp, Inc.	9,325	594,655
Zebra Technologies Corp., Class A *	8,320	1,444,352
		15,706,377

Transportation 2.4%
C.H. Robinson Worldwide, Inc.	6,127	531,640
Delta Air Lines, Inc.	6,263	309,580
Landstar System, Inc.	15,240	1,548,079
Union Pacific Corp.	2,127	338,342
United Continental Holdings, Inc. *	16,348	1,426,690
		4,154,331

Utilities 0.9%
Exelon Corp.	21,492	1,026,458
NRG Energy, Inc.	12,588	514,975
		1,541,433
Total Common Stock
(Cost $129,797,943)		175,451,352
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
BNP Paribas
1.75%, 02/01/19 (a)	149,654	149,654
Total Short-Term Investment
(Cost $149,654)		149,654
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

8

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$175,451,352	$—	$—	$175,451,352
Short-Term Investment[1]	—	149,654	—	149,654
Total	$175,451,352	$149,654	$—	$175,601,006
[1]	As categorized in Portfolio Holdings.
9

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 95.6% of net assets

Automobiles & Components 2.2%
American Axle & Manufacturing Holdings, Inc. *	87,899	1,299,147
Dana, Inc.	204,960	3,611,395
Modine Manufacturing Co. *	54,788	801,549
Superior Industries International, Inc.	71,147	366,407
Tenneco, Inc., Class A	110,451	3,830,441
Tower International, Inc.	116,571	3,391,050
		13,299,989

Banks 10.9%
1st Source Corp.	56,913	2,583,850
BancFirst Corp.	27,531	1,477,864
BCB Bancorp, Inc.	18,421	216,263
Cadence BanCorp	145,414	2,726,512
Century Bancorp, Inc., Class A	9,943	771,875
Customers Bancorp, Inc. *	251,231	4,941,714
Eagle Bancorp, Inc. *	18,318	1,005,292
Essent Group Ltd. *	81,440	3,237,240
Federal Agricultural Mortgage Corp., Class C	30,555	2,161,766
Financial Institutions, Inc.	113,439	3,042,434
First BanCorp	821,697	8,751,073
First Financial Corp.	28,362	1,176,172
Great Southern Bancorp, Inc.	12,741	679,605
International Bancshares Corp.	207,223	7,350,200
Mercantile Bank Corp.	17,351	576,053
MGIC Investment Corp. *	613,937	7,661,934
MidWestOne Financial Group, Inc.	4,237	117,407
OFG Bancorp	222,740	4,316,701
Peapack-Gladstone Financial Corp.	50,000	1,334,500
Radian Group, Inc.	297,506	5,724,015
RBB Bancorp	45,669	851,727
Republic Bancorp, Inc., Class A	29,147	1,215,138
Shore Bancshares, Inc.	22,623	337,083
TCF Financial Corp.	115,491	2,559,281
Timberland Bancorp, Inc.	7,071	198,837
United Community Banks, Inc.	62,811	1,615,499
		66,630,035

Capital Goods 9.6%
Advanced Drainage Systems, Inc.	81,911	2,088,731
Atkore International Group, Inc. *	277,881	6,444,060
BMC Stock Holdings, Inc. *	66,711	1,144,761
Builders FirstSource, Inc. *	195,533	2,584,946
Columbus McKinnon Corp.	23,231	840,962
Comfort Systems USA, Inc.	68,992	3,309,546
Commercial Vehicle Group, Inc. *	107,841	805,572
EMCOR Group, Inc.	31,366	2,046,004
EnerSys	20,509	1,748,597
Foundation Building Materials, Inc. *	50,801	464,321
Generac Holdings, Inc. *	45,826	2,425,570
Security	Number of Shares	Value ($)
General Finance Corp. *	105,522	1,019,343
Global Brass & Copper Holdings, Inc.	137,663	4,162,929
Harsco Corp. *	61,346	1,306,670
Hillenbrand, Inc.	63,435	2,689,644
JELD-WEN Holding, Inc. *	79,222	1,413,321
Kaman Corp.	31,111	1,839,282
Meritor, Inc. *	322,351	6,666,219
MYR Group, Inc. *	25,349	772,384
NCI Building Systems, Inc. *	193,013	1,574,986
Park-Ohio Holdings Corp.	17,095	555,246
Patrick Industries, Inc. *	25,721	1,026,268
PGT Innovations, Inc. *	77,956	1,297,188
Regal Beloit Corp.	13,187	1,012,234
Vectrus, Inc. *	73,669	1,855,722
Veritiv Corp. *	13,486	460,547
Wabash National Corp.	77,731	1,083,570
Wesco Aircraft Holdings, Inc. *	58,456	510,905
WESCO International, Inc. *	105,737	5,540,619
		58,690,147

Commercial & Professional Services 4.1%
ACCO Brands Corp.	130,656	1,153,692
ASGN, Inc. *	22,194	1,398,000
Barrett Business Services, Inc.	52,869	3,312,243
Deluxe Corp.	51,476	2,417,828
Heidrick & Struggles International, Inc.	80,562	2,662,574
Insperity, Inc.	20,559	2,193,234
Kelly Services, Inc., Class A	103,470	2,317,728
Kforce, Inc.	109,350	3,587,774
Korn Ferry	32,263	1,471,193
Quad Graphics, Inc.	48,422	654,181
Steelcase, Inc., Class A	141,782	2,339,403
TrueBlue, Inc. *	67,024	1,634,715
		25,142,565

Consumer Durables & Apparel 2.6%
Fossil Group, Inc. *	89,289	1,514,341
Helen of Troy Ltd. *	14,217	1,649,741
KB Home	123,653	2,647,411
Malibu Boats, Inc., Class A *	37,061	1,502,824
MasterCraft Boat Holdings, Inc. *	27,361	597,291
Meritage Homes Corp. *	66,156	2,982,312
Taylor Morrison Home Corp., Class A *	49,601	937,459
Turtle Beach Corp. *(a)	77,562	1,154,898
Vera Bradley, Inc. *	88,537	792,406
William Lyon Homes, Class A *	51,600	684,216
ZAGG, Inc. *	126,236	1,416,368
		15,879,267

Consumer Services 3.1%
American Public Education, Inc. *	44,567	1,318,738
BJ's Restaurants, Inc.	74,515	3,713,082
Bloomin' Brands, Inc.	297,657	5,485,818
Brinker International, Inc.	18,826	762,829

10

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Career Education Corp. *	65,244	842,300
Carrols Restaurant Group, Inc. *	139,389	1,202,927
J Alexander's Holdings, Inc. *	32,568	280,085
K12, Inc. *	55,878	1,760,716
Penn National Gaming, Inc. *	61,259	1,484,918
Red Robin Gourmet Burgers, Inc. *	37,112	1,186,842
The Habit Restaurants, Inc., Class A *	63,077	644,647
Town Sports International Holdings, Inc. *	29,096	175,449
		18,858,351

Diversified Financials 2.6%
Enova International, Inc. *	176,339	4,064,614
Evercore, Inc., Class A	37,963	3,395,790
Navient Corp.	300,331	3,423,774
Nelnet, Inc., Class A	9,395	494,177
On Deck Capital, Inc. *	135,708	1,020,524
Regional Management Corp. *	122,143	3,356,490
		15,755,369

Energy 4.9%
Abraxas Petroleum Corp. *	359,697	428,039
Arch Coal, Inc., Class A	14,240	1,254,971
Basic Energy Services, Inc. *	55,989	265,948
Cactus, Inc., Class A *	52,956	1,738,016
California Resources Corp. *	19,504	393,006
Carrizo Oil & Gas, Inc. *	70,817	869,633
CONSOL Energy, Inc. *	74,764	2,656,365
CVR Energy, Inc.	50,442	2,025,246
Delek US Holdings, Inc.	115,629	3,759,099
Denbury Resources, Inc. *	370,906	752,939
Exterran Corp. *	19,565	339,648
FTS International, Inc. *	233,158	1,900,238
Keane Group, Inc. *	214,346	2,160,608
Mammoth Energy Services, Inc.	87,002	1,925,354
Matrix Service Co. *	91,809	1,969,303
Par Pacific Holdings, Inc. *	47,496	772,285
PDC Energy, Inc. *	32,552	1,060,219
ProPetro Holding Corp. *	35,041	572,570
Renewable Energy Group, Inc. *	67,792	1,959,189
W&T Offshore, Inc. *	94,080	474,163
Whiting Petroleum Corp. *	54,431	1,558,359
World Fuel Services Corp.	43,254	1,076,592
		29,911,790

Food, Beverage & Tobacco 1.2%
Cal-Maine Foods, Inc.	19,006	801,673
Coca-Cola Consolidated, Inc.	9,736	2,101,029
Dean Foods Co.	546,467	2,278,767
Primo Water Corp. *	71,109	926,550
Universal Corp.	21,894	1,263,284
		7,371,303

Health Care Equipment & Services 5.4%
Accuray, Inc. *	292,507	1,287,031
Amedisys, Inc. *	19,244	2,524,043
Computer Programs & Systems, Inc.	88,615	2,325,258
CONMED Corp.	28,724	2,020,733
Globus Medical, Inc., Class A *	33,323	1,501,201
Haemonetics Corp. *	35,057	3,467,488
HMS Holdings Corp. *	71,201	2,135,318
Integer Holdings Corp. *	58,284	4,720,421
Meridian Bioscience, Inc.	47,002	770,363
Merit Medical Systems, Inc. *	32,641	1,845,196
NextGen Healthcare, Inc. *	35,275	623,662
Security	Number of Shares	Value ($)
Orthofix Medical, Inc. *	58,476	3,164,136
Quidel Corp. *	29,115	1,689,543
STAAR Surgical Co. *	6,962	248,752
Surmodics, Inc. *	21,606	1,237,376
Tenet Healthcare Corp. *	95,304	2,095,735
The Ensign Group, Inc.	31,465	1,370,930
		33,027,186

Household & Personal Products 0.9%
Medifast, Inc.	9,577	1,218,577
Natural Health Trends Corp. (a)	96,317	1,578,636
USANA Health Sciences, Inc. *	22,067	2,584,046
		5,381,259

Insurance 3.2%
Ambac Financial Group, Inc. *	169,765	3,211,954
American Equity Investment Life Holding Co.	209,007	6,546,099
Crawford & Co., Class B	38,882	375,211
Employers Holdings, Inc.	29,272	1,240,255
FedNat Holding Co.	5,991	108,497
Health Insurance Innovations, Inc., Class A *(a)	42,502	1,629,527
National General Holdings Corp.	81,416	1,966,196
National Western Life Group, Inc., Class A	14,512	4,401,490
		19,479,229

Materials 3.2%
Boise Cascade Co.	55,804	1,532,936
Domtar Corp.	26,065	1,222,449
Kraton Corp. *	36,675	1,034,235
Louisiana-Pacific Corp.	112,048	2,731,730
OMNOVA Solutions, Inc. *	303,906	2,707,802
Ryerson Holding Corp. *	218,044	1,532,849
SunCoke Energy, Inc. *	113,501	1,275,751
Tredegar Corp.	103,861	1,693,973
Trinseo S.A.	55,505	2,722,520
Verso Corp., Class A *	119,298	2,943,082
		19,397,327

Media & Entertainment 2.4%
AMC Entertainment Holdings, Inc., Class A	142,302	2,084,724
AMC Networks, Inc., Class A *	87,871	5,530,601
New Media Investment Group, Inc.	57,354	784,029
Sinclair Broadcast Group, Inc., Class A	179,139	5,519,273
Travelzoo *	73,464	903,607
		14,822,234

Pharmaceuticals, Biotechnology & Life Sciences 11.1%
Acorda Therapeutics, Inc. *	112,224	1,866,285
AMAG Pharmaceuticals, Inc. *	90,187	1,476,361
ANI Pharmaceuticals, Inc. *	75,331	4,048,288
Ardelyx, Inc. *	152,793	320,865
Array BioPharma, Inc. *	53,743	1,003,382
Assertio Therapeutics, Inc. *	199,654	890,457
BioSpecifics Technologies Corp. *	33,812	2,197,104
CareDx, Inc. *	32,928	922,972
Collegium Pharmaceutical, Inc. *	100,051	1,601,816
CytomX Therapeutics, Inc. *	47,152	800,641
Eagle Pharmaceuticals, Inc. *	22,421	947,511
Emergent BioSolutions, Inc. *	97,700	6,095,503
Enanta Pharmaceuticals, Inc. *	9,525	756,571

11

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Endo International plc *	146,977	1,433,026
FibroGen, Inc. *	22,267	1,263,652
Genomic Health, Inc. *	44,572	3,379,003
Halozyme Therapeutics, Inc. *	129,729	2,099,015
Horizon Pharma plc *	201,433	4,328,795
Innoviva, Inc. *	72,138	1,233,560
Lannett Co., Inc. *(a)	53,088	396,036
Ligand Pharmaceuticals, Inc. *	26,764	3,160,828
MacroGenics, Inc. *	95,366	1,118,643
Medpace Holdings, Inc. *	51,872	3,340,557
Myriad Genetics, Inc. *	61,462	1,732,614
Nektar Therapeutics *	48,149	2,038,629
OPKO Health, Inc. *	184,697	679,685
Pacira Pharmaceuticals, Inc. *	37,423	1,522,368
PDL BioPharma, Inc. *	603,961	1,920,596
Phibro Animal Health Corp., Class A	51,923	1,621,036
Pieris Pharmaceuticals, Inc. *	117,357	336,815
Prestige Consumer Healthcare, Inc. *	52,178	1,456,810
PTC Therapeutics, Inc. *	62,316	1,939,897
REGENXBIO, Inc. *	28,921	1,271,367
Repligen Corp. *	63,100	3,597,331
Retrophin, Inc. *	47,934	1,033,457
Supernus Pharmaceuticals, Inc. *	37,167	1,417,178
Vanda Pharmaceuticals, Inc. *	74,245	2,014,267
Veracyte, Inc. *	51,789	942,042
		68,204,963

Real Estate 6.3%
Ashford Hospitality Trust, Inc.	110,598	547,460
Braemar Hotels & Resorts, Inc.	302,846	3,367,648
Brandywine Realty Trust	60,479	910,209
Cedar Realty Trust, Inc.	621,470	2,168,930
CoreCivic, Inc.	168,225	3,342,631
Gladstone Commercial Corp.	158,376	3,159,601
Global Net Lease, Inc.	51,129	991,391
Marcus & Millichap, Inc. *	103,747	4,108,381
One Liberty Properties, Inc.	71,742	1,951,382
Pennsylvania Real Estate Investment Trust	58,376	430,231
Piedmont Office Realty Trust, Inc., Class A	178,516	3,456,070
RE/MAX Holdings, Inc., Class A	54,529	2,274,950
Retail Properties of America, Inc., Class A	156,328	1,975,986
The GEO Group, Inc.	94,314	2,126,781
The RMR Group, Inc., Class A	34,251	2,260,909
Tier REIT, Inc.	197,579	4,643,107
Xenia Hotels & Resorts, Inc.	48,846	916,839
		38,632,506

Retailing 2.4%
American Eagle Outfitters, Inc.	36,219	764,945
Barnes & Noble Education, Inc. *	77,181	441,475
Citi Trends, Inc.	59,769	1,224,667
DSW, Inc., Class A	44,611	1,215,650
Genesco, Inc. *	28,323	1,279,633
Liberty Expedia Holdings, Inc., Class A *	55,539	2,276,544
RTW RetailWinds, Inc. *	175,464	543,939
Stamps.com, Inc. *	2,471	459,804
Tailored Brands, Inc.	298,494	3,769,979
Tilly's, Inc., Class A	236,921	2,869,113
		14,845,749

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc. *	98,010	5,026,933
Cabot Microelectronics Corp.	43,289	4,410,716
Cirrus Logic, Inc. *	16,040	595,886
Diodes, Inc. *	104,837	3,525,668
Entegris, Inc.	29,740	982,907
MKS Instruments, Inc.	27,887	2,276,416
Nanometrics, Inc. *	42,146	1,289,246
Semtech Corp. *	46,166	2,241,821
SMART Global Holdings, Inc. *	46,021	1,141,781
Ultra Clean Holdings, Inc. *	73,092	866,871
		22,358,245

Software & Services 7.6%
Altair Engineering, Inc., Class A *	80,603	2,609,925
Amber Road, Inc. *	207,991	1,811,602
Bottomline Technologies (de), Inc. *	52,295	2,701,037
Box, Inc., Class A *	45,945	961,169
Cision Ltd. *	144,799	1,795,508
CommVault Systems, Inc. *	116,942	7,726,358
Endurance International Group Holdings, Inc. *	73,724	597,164
EVERTEC, Inc.	45,047	1,246,451
j2 Global, Inc.	75,851	5,700,961
Model N, Inc. *	153,517	2,227,532
Progress Software Corp.	206,690	7,488,379
Qualys, Inc. *	25,897	2,240,867
The Trade Desk, Inc., Class A *	6,225	888,183
Verint Systems, Inc. *	133,174	6,441,626
Zix Corp. *	265,054	1,887,184
		46,323,946

Technology Hardware & Equipment 3.8%
CalAmp Corp. *	73,427	1,058,083
Ciena Corp. *	108,621	4,137,374
Electronics For Imaging, Inc. *	87,852	2,320,171
Extreme Networks, Inc. *	241,999	1,829,512
Immersion Corp. *	209,663	1,989,702
Insight Enterprises, Inc. *	74,511	3,421,545
KEMET Corp.	51,518	912,899
Lumentum Holdings, Inc. *	39,488	1,931,358
Plantronics, Inc.	56,147	2,177,942
ScanSource, Inc. *	10,013	380,503
Tech Data Corp. *	24,776	2,369,329
Viavi Solutions, Inc. *	72,013	800,785
		23,329,203

Telecommunication Services 1.6%
Cogent Communications Holdings, Inc.	3,196	154,846
Telephone & Data Systems, Inc.	111,153	4,025,962
United States Cellular Corp. *	55,921	3,219,931
Vonage Holdings Corp. *	254,478	2,318,295
		9,719,034

Transportation 1.0%
ArcBest Corp.	62,154	2,338,233
Covenant Transportation Group, Inc., Class A *	38,688	912,263
Echo Global Logistics, Inc. *	81,947	1,947,061
USA Truck, Inc. *	50,188	896,358
		6,093,915

12

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 1.9%
AquaVenture Holdings Ltd. *	121,179	2,548,394
Atlantic Power Corp. *	647,465	1,625,137
Avista Corp.	73,873	3,091,585
Clearway Energy, Inc., Class A	29,160	428,652
Consolidated Water Co., Ltd.	16,169	211,006
Spark Energy, Inc., Class A (a)	462,295	3,837,049
		11,741,823
Total Common Stock
(Cost $588,117,220)		584,895,435

Other Investment Company 0.9% of net assets

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 2.33% (b)	5,676,277	5,676,277
Total Other Investment Company
(Cost $5,676,277)		5,676,277
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 5.0% of net assets

Time Deposits 5.0%
BNP Paribas
U.S. Dollar
1.75%, 02/01/19 (c)	18,184,110	18,184,110
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Canadian Dollar
0.82%, 02/01/19 (c)	478	364
Sumitomo Mitsui Banking Corp.
U.S. Dollar
1.75%, 02/01/19 (c)	12,394,662	12,394,662
Total Short-Term Investments
(Cost $30,579,136)		30,579,136

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/15/19	280	21,002,800	357,559
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,599,604.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$584,895,435	$—	$—	$584,895,435
Other Investment Company[1]	5,676,277	—	—	5,676,277
Short-Term Investments[1]	—	30,579,136	—	30,579,136
Futures Contracts[2]	357,559	—	—	357,559
Total	$590,929,271	$30,579,136	$—	$621,508,407
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
13

Schwab Capital Trust
Schwab Hedged Equity Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 96.8% of net assets

Automobiles & Components 1.4%
BorgWarner, Inc.	33,289	1,361,520
Dana, Inc.	82,787	1,458,707
Tenneco, Inc., Class A	28,734	996,495
		3,816,722

Banks 6.4%
Bank of America Corp. (a)	45,018	1,281,662
Citigroup, Inc. (a)	97,167	6,263,385
Citizens Financial Group, Inc. (a)	54,893	1,861,971
First BanCorp (a)	345,110	3,675,421
JPMorgan Chase & Co.	13,450	1,392,075
MGIC Investment Corp. *	45,154	563,522
Popular, Inc.	17,011	928,971
Radian Group, Inc.	62,952	1,211,196
		17,178,203

Capital Goods 8.2%
Advanced Drainage Systems, Inc.	43,476	1,108,638
Allison Transmission Holdings, Inc. (a)	78,503	3,820,741
Atkore International Group, Inc. *	57,632	1,336,486
BMC Stock Holdings, Inc. *	30,558	524,375
HD Supply Holdings, Inc. *	20,208	847,524
Hillenbrand, Inc. (a)	61,009	2,586,782
Masco Corp.	41,011	1,329,166
Masonite International Corp. *	8,905	509,366
Meritor, Inc. *(a)	76,654	1,585,205
NCI Building Systems, Inc. *	59,449	485,104
Patrick Industries, Inc. *	6,091	243,031
Raytheon Co. (a)	19,237	3,169,488
Textron, Inc. (a)	47,471	2,526,881
The Boeing Co. (a)	4,981	1,920,773
		21,993,560

Commercial & Professional Services 0.3%
Korn Ferry	20,811	948,982

Consumer Durables & Apparel 2.6%
Capri Holdings Ltd. *	17,175	729,594
Deckers Outdoor Corp. *	2,479	318,428
KB Home (a)	25,920	554,947
NIKE, Inc., Class B	25,750	2,108,410
PulteGroup, Inc.	54,643	1,519,622
Tapestry, Inc.	23,506	909,917
Toll Brothers, Inc.	23,682	874,813
		7,015,731

Security	Number of Shares	Value ($)
Consumer Services 0.6%
BJ's Restaurants, Inc.	16,177	806,100
Bloomin' Brands, Inc.	6,702	123,518
Penn National Gaming, Inc. *	4,584	111,116
Weight Watchers International, Inc. *	14,473	463,136
		1,503,870

Diversified Financials 4.0%
Affiliated Managers Group, Inc. (a)	11,165	1,171,767
Capital One Financial Corp. (a)	62,492	5,036,230
OneMain Holdings, Inc. *	6,877	205,554
Synchrony Financial (a)	148,082	4,448,383
		10,861,934

Energy 8.1%
Anadarko Petroleum Corp.	16,238	768,545
Chevron Corp.	3,280	376,052
ConocoPhillips (a)	60,669	4,106,685
CONSOL Energy, Inc. *	16,740	594,772
Continental Resources, Inc. *	55,594	2,566,775
FTS International, Inc. *	22,854	186,260
Halliburton Co. (a)	114,448	3,589,089
HollyFrontier Corp.	17,820	1,003,979
Keane Group, Inc. *	10,830	109,166
Mammoth Energy Services, Inc.	53,086	1,174,793
Marathon Petroleum Corp. (a)	33,546	2,222,758
Occidental Petroleum Corp.	4,482	299,308
PBF Energy, Inc., Class A	29,568	1,082,780
Phillips 66	22,205	2,118,579
W&T Offshore, Inc. *	39,119	197,160
Whiting Petroleum Corp. *	50,898	1,457,210
		21,853,911

Food & Staples Retailing 0.2%
Walmart, Inc. (a)	4,482	429,510

Food, Beverage & Tobacco 3.3%
Cal-Maine Foods, Inc. (a)	78,323	3,303,664
Dean Foods Co. (a)	51,862	216,265
Fresh Del Monte Produce, Inc. (a)	11,456	366,363
Molson Coors Brewing Co., Class B (a)	38,420	2,559,156
PepsiCo, Inc.	1,128	127,092
Philip Morris International, Inc.	11,935	915,653
Tyson Foods, Inc., Class A	24,553	1,520,322
		9,008,515

Health Care Equipment & Services 5.5%
Amedisys, Inc. *	11,510	1,509,652
Cardinal Health, Inc.	3,989	199,330
Centene Corp. *	9,642	1,258,956
CVS Health Corp.	25,460	1,668,903
HCA Healthcare, Inc.	9,751	1,359,582

14

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hologic, Inc. *	54,692	2,428,325
McKesson Corp.	6,078	779,503
Quidel Corp. *	27,795	1,612,944
Tenet Healthcare Corp. *	45,812	1,007,406
The Ensign Group, Inc.	2,565	111,757
Varian Medical Systems, Inc. *(a)	22,613	2,985,594
		14,921,952

Household & Personal Products 1.1%
Kimberly-Clark Corp.	4,830	537,965
Medifast, Inc.	4,083	519,521
USANA Health Sciences, Inc. *	15,218	1,782,028
		2,839,514

Insurance 3.6%
American National Insurance Co. (a)	22,054	3,069,696
CNA Financial Corp. (a)	8,527	391,048
First American Financial Corp.	18,271	915,012
National Western Life Group, Inc., Class A	499	151,347
The Allstate Corp. (a)	58,546	5,144,437
		9,671,540

Materials 3.5%
Alcoa Corp. *(a)	65,681	1,949,412
Berry Global Group, Inc. *	15,087	743,035
Boise Cascade Co.	55,879	1,534,996
Celanese Corp.	912	87,333
Huntsman Corp.	41,660	915,270
Kraton Corp. *	67,081	1,891,684
Steel Dynamics, Inc.	33,627	1,230,412
Verso Corp., Class A *	41,114	1,014,283
		9,366,425

Media & Entertainment 7.7%
Alphabet, Inc., Class A *(a)	5,645	6,355,649
AMC Networks, Inc., Class A *	33,191	2,089,041
Comcast Corp., Class A	28,876	1,055,995
Facebook, Inc., Class A *(a)	32,959	5,493,936
News Corp., Class A (a)	302,170	3,876,841
Viacom, Inc., Class B	62,468	1,837,809
		20,709,271

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc. (a)	37,980	3,049,414
Acorda Therapeutics, Inc. *	5,171	85,994
Alexion Pharmaceuticals, Inc. *	644	79,186
Amgen, Inc. (a)	27,620	5,167,978
Biogen, Inc. *(a)	6,829	2,279,384
Emergent BioSolutions, Inc. *	18,236	1,137,744
Genomic Health, Inc. *	18,082	1,370,796
Gilead Sciences, Inc.	11,554	808,896
Johnson & Johnson (a)	24,087	3,205,498
Ligand Pharmaceuticals, Inc. *	4,035	476,533
Mylan N.V. *	28,324	848,304
Pfizer, Inc.	12,471	529,394
PTC Therapeutics, Inc. *	8,891	276,777
Vanda Pharmaceuticals, Inc. *	4,509	122,329
Vertex Pharmaceuticals, Inc. *	4,133	789,031
		20,227,258

Security	Number of Shares	Value ($)
Real Estate 4.3%
Paramount Group, Inc.	1,752	25,369
Retail Properties of America, Inc., Class A (a)	117,764	1,488,537
Senior Housing Properties Trust (a)	62,499	860,611
Simon Property Group, Inc.	20,826	3,792,831
SL Green Realty Corp.	6,403	591,830
The RMR Group, Inc., Class A	1,116	73,667
Weyerhaeuser Co. (a)	180,520	4,736,845
		11,569,690

Retailing 5.3%
Amazon.com, Inc. *(a)	4,669	8,024,750
Best Buy Co., Inc.	40,146	2,378,249
Kohl's Corp. (a)	20,365	1,398,872
Qurate Retail, Inc. *(a)	69,620	1,514,235
Tailored Brands, Inc.	56,761	716,892
Urban Outfitters, Inc. *	10,401	335,952
		14,368,950

Semiconductors & Semiconductor Equipment 3.0%
Intel Corp. (a)	108,050	5,091,316
Micron Technology, Inc. *(a)	67,018	2,561,428
SMART Global Holdings, Inc. *	5,560	137,943
Texas Instruments, Inc.	3,173	319,458
		8,110,145

Software & Services 8.7%
Accenture plc, Class A (a)	24,804	3,808,654
Adobe Systems, Inc. *	5,677	1,406,874
Cadence Design Systems, Inc. *	26,238	1,260,211
CDK Global, Inc.	5,426	265,386
Citrix Systems, Inc.	3,061	313,875
Cognizant Technology Solutions Corp., Class A	3,610	251,545
Fortinet, Inc. *	17,433	1,334,845
International Business Machines Corp. (a)	5,144	691,456
Intuit, Inc.	11,235	2,424,738
Microsoft Corp. (a)	57,187	5,972,038
Nuance Communications, Inc. *	35,474	562,972
Oracle Corp.	36,963	1,856,652
Progress Software Corp. (a)	92,947	3,367,470
		23,516,716

Technology Hardware & Equipment 7.1%
Apple, Inc. (a)	42,630	7,095,337
Cisco Systems, Inc. (a)	131,810	6,233,295
F5 Networks, Inc. *	1,668	268,465
Insight Enterprises, Inc. *	11,520	528,998
Lumentum Holdings, Inc. *	12,710	621,646
Seagate Technology plc	7,009	310,359
Tech Data Corp. *(a)	20,923	2,000,866
Zebra Technologies Corp., Class A *	11,735	2,037,196
		19,096,162

Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	11,509	416,856
Vonage Holdings Corp. *	68,529	624,299
		1,041,155

15

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 2.6%
Delta Air Lines, Inc. (a)	98,577	4,872,661
United Continental Holdings, Inc. *(a)	26,013	2,270,155
		7,142,816

Utilities 1.4%
AES Corp.	35,246	577,682
CenterPoint Energy, Inc.	23,020	711,778
Exelon Corp.	34,399	1,642,896
MDU Resources Group, Inc.	35,033	900,699
		3,833,055
Total Common Stock
(Cost $259,188,719)		261,025,587
16

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at January 31, 2019:

Security	Number of Shares	Value ($)
Short Sales (42.7%) of net assets

Automobiles & Components (1.8%)
Dorman Products, Inc.	25,428	(2,185,537)
Tesla, Inc.	6,781	(2,081,903)
Thor Industries, Inc.	3,993	(260,024)
Visteon Corp.	2,925	(224,903)
		(4,752,367)

Banks (0.2%)
FB Financial Corp.	7,137	(236,092)
Glacier Bancorp, Inc.	6,237	(263,077)
TFS Financial Corp.	7,656	(124,869)
		(624,038)

Capital Goods (5.0%)
AAON, Inc.	97,286	(3,593,745)
BWX Technologies, Inc.	29,518	(1,370,226)
GATX Corp.	15,747	(1,191,733)
Kratos Defense & Security Solutions, Inc.	29,410	(455,561)
Mercury Systems, Inc.	20,192	(1,183,857)
Sunrun, Inc.	71,993	(957,507)
Trinity Industries, Inc.	31,768	(742,736)
Triton International Ltd.	20,030	(720,078)
Vicor Corp.	4,360	(171,740)
Welbilt, Inc.	217,248	(3,045,817)
		(13,433,000)

Commercial & Professional Services (1.0%)
CoStar Group, Inc.	2,500	(976,850)
Equifax, Inc.	4,402	(471,102)
TriNet Group, Inc.	30,269	(1,382,083)
		(2,830,035)

Consumer Durables & Apparel (0.6%)
Carter's, Inc.	5,188	(430,085)
Mattel, Inc.	31,518	(373,173)
Tempur Sealy International, Inc.	12,055	(639,156)
Under Armour, Inc., Class A	4,421	(91,692)
		(1,534,106)

Consumer Services (1.9%)
Caesars Entertainment Corp.	231,027	(2,111,587)
Grand Canyon Education, Inc.	21,205	(1,970,793)
Hilton Grand Vacations, Inc.	37,080	(1,125,007)
		(5,207,387)

Diversified Financials (3.3%)
Cannae Holdings, Inc.	17,440	(337,290)
Credit Acceptance Corp.	5,296	(2,107,914)
Federated Investors, Inc.	24,246	(633,548)
FirstCash, Inc.	18,831	(1,552,239)
LendingClub Corp.	379,091	(1,209,300)
PRA Group, Inc.	94,317	(2,783,295)
WisdomTree Investments, Inc.	59,332	(397,524)
		(9,021,110)

Security	Number of Shares	Value ($)
Energy (4.0%)
Callon Petroleum Co.	33,067	(269,165)
Diamond Offshore Drilling, Inc.	67,232	(734,846)
Dril-Quip, Inc.	7,339	(274,772)
Ensco plc	4,551	(20,024)
EQT Corp.	37,241	(725,082)
GasLog Ltd.	64,628	(1,158,780)
Golar LNG Ltd.	33,384	(743,462)
Matador Resources Co.	64,460	(1,256,970)
Scorpio Tankers, Inc.	22,409	(419,721)
SemGroup Corp., Class A	99,133	(1,588,111)
Ship Finance International Ltd.	215,495	(2,620,419)
Tellurian, Inc.	32,131	(321,310)
The Williams Cos., Inc.	19,628	(528,582)
		(10,661,244)

Food, Beverage & Tobacco (1.6%)
Hostess Brands, Inc.	67,887	(780,022)
Sanderson Farms, Inc.	28,352	(3,490,131)
		(4,270,153)

Health Care Equipment & Services (2.2%)
AxoGen, Inc.	21,205	(349,882)
Insulet Corp.	9,029	(733,065)
iRhythm Technologies, Inc.	7,497	(637,245)
LHC Group, Inc.	28,879	(3,053,377)
Wright Medical Group N.V.	43,529	(1,298,905)
		(6,072,474)

Household & Personal Products (0.1%)
Coty, Inc., Class A	52,020	(403,675)

Insurance (0.2%)
State Auto Financial Corp.	13,200	(448,800)

Materials (2.5%)
AptarGroup, Inc.	5,649	(559,929)
Crown Holdings, Inc.	37,864	(1,931,064)
Graphic Packaging Holding Co.	42,698	(515,365)
Martin Marietta Materials, Inc.	13,277	(2,345,780)
Sensient Technologies Corp.	9,939	(623,970)
The Scotts Miracle-Gro Co.	10,156	(755,099)
		(6,731,207)

Media & Entertainment (1.4%)
Liberty Broadband Corp., Class A	26,537	(2,249,542)
TripAdvisor, Inc.	13,643	(782,835)
Zillow Group, Inc.	17,880	(622,403)
		(3,654,780)

Pharmaceuticals, Biotechnology & Life Sciences (2.0%)
Accelerate Diagnostics, Inc.	5,952	(108,386)
Aerie Pharmaceuticals, Inc.	5,368	(252,403)
Alnylam Pharmaceuticals, Inc.	17,540	(1,465,116)
Bluebird Bio, Inc.	15,514	(2,070,033)
Immunomedics, Inc.	22,050	(326,119)
MyoKardia, Inc.	4,765	(197,176)
Sage Therapeutics, Inc.	1,436	(204,759)
The Medicines Co.	33,032	(763,370)
		(5,387,362)

17

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate (3.1%)
Acadia Realty Trust	154,294	(4,432,867)
Agree Realty Corp.	20,529	(1,355,530)
Retail Opportunity Investments Corp.	141,106	(2,479,232)
		(8,267,629)

Retailing (1.1%)
At Home Group, Inc.	4,229	(93,207)
CarMax, Inc.	8,503	(499,806)
Floor & Decor Holdings, Inc., Class A	9,110	(312,382)
Ollie's Bargain Outlet Holdings, Inc.	13,158	(1,028,561)
Pool Corp.	6,957	(1,042,924)
		(2,976,880)

Semiconductors & Semiconductor Equipment (1.4%)
Ambarella, Inc.	17,266	(656,108)
Brooks Automation, Inc.	14,465	(450,295)
Cree, Inc.	10,643	(536,726)
First Solar, Inc.	31,142	(1,575,474)
MACOM Technology Solutions Holdings, Inc.	27,625	(498,079)
Universal Display Corp.	1,455	(151,073)
		(3,867,755)

Software & Services (2.2%)
ExlService Holdings, Inc.	5,091	(292,732)
LivePerson, Inc.	15,541	(364,747)
LiveRamp Holdings, Inc.	50,181	(2,179,863)
MINDBODY, Inc., Class A	34,904	(1,272,600)
Rapid7, Inc.	21,172	(850,691)
Tableau Software, Inc., Class A	8,179	(1,045,603)
		(6,006,236)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment (4.5%)
Acacia Communications, Inc.	30,660	(1,334,016)
Badger Meter, Inc.	38,124	(2,012,566)
Cognex Corp.	71,500	(3,253,250)
Rogers Corp.	12,437	(1,578,380)
ViaSat, Inc.	61,703	(3,868,161)
		(12,046,373)

Telecommunication Services (0.8%)
Intelsat S.A.	36,251	(881,987)
Iridium Communications, Inc.	70,572	(1,367,685)
		(2,249,672)

Transportation (0.7%)
Allegiant Travel Co.	4,923	(639,990)
Copa Holdings S.A.	8,633	(818,840)
Heartland Express, Inc.	15,979	(319,740)
		(1,778,570)

Utilities (1.1%)
Ormat Technologies, Inc.	50,687	(2,925,147)
Total Short Sales
(Proceeds $121,474,094)		(115,150,000)
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$261,025,587	$ —	$—	$261,025,587
Liabilities
Short Sales[1]	(115,150,000)	—	—	(115,150,000)
Total	$145,875,587	$—	$—	$145,875,587
[1]	As categorized in Portfolio Holdings.
18

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 2.2%
Ansell Ltd.	189,713	3,239,205
Australian Pharmmaceutical Industries Ltd.	300,000	275,201
Cochlear Ltd.	28,083	3,968,838
CSL Ltd.	74,788	10,634,409
		18,117,653

Belgium 0.1%
UCB S.A.	9,528	825,631

Denmark 2.0%
Coloplast A/S, Class B	21,136	1,930,757
GN Store Nord A/S	12,163	524,304
Novo Nordisk A/S, Class B	272,917	12,790,550
William Demant Holding A/S *	35,359	1,117,014
		16,362,625

France 1.3%
Ipsen S.A.	25,223	3,173,973
Sanofi	89,009	7,736,473
		10,910,446

Germany 0.5%
Carl Zeiss Meditec AG, Class B	4,965	450,635
Evotec AG *	150,118	3,525,010
		3,975,645

Hong Kong 0.6%
China Medical System Holdings Ltd.	1,448,000	1,506,948
Consun Pharmaceutical Group Ltd.	774,000	583,636
Sino Biopharmaceutical Ltd.	3,397,000	2,873,653
		4,964,237

Ireland 4.0%
Allergan plc	74,261	10,692,099
Mallinckrodt plc *	30,643	669,856
Medtronic plc	235,465	20,812,752
Perrigo Co., plc	21,545	1,000,765
		33,175,472

Japan 3.7%
Astellas Pharma, Inc.	373,300	5,539,109
Eisai Co., Ltd.	22,700	1,762,575
EPS Holdings, Inc.	19,743	299,851
Hoya Corp.	173,900	10,092,695
Kissei Pharmaceutical Co., Ltd.	30,000	815,189
KYORIN Holdings, Inc.	25,000	530,848
Security	Number of Shares	Value ($)
Nihon Kohden Corp.	24,500	771,898
Paramount Bed Holdings Co., Ltd.	8,700	364,780
Shionogi & Co., Ltd.	50,500	3,114,722
Sumitomo Dainippon Pharma Co., Ltd.	18,300	430,854
Suzuken Co., Ltd.	32,900	1,727,433
Takara Bio, Inc.	174,300	3,954,650
Towa Pharmaceutical Co., Ltd.	11,000	772,975
		30,177,579

New Zealand 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	91,713	798,179

Republic of Korea 0.3%
Celltrion, Inc. *	3,279	649,225
Huons Co., Ltd.	14,965	915,423
Medy-Tox, Inc.	1,730	810,308
Samjin Pharmaceutical Co., Ltd. *	7,800	269,060
		2,644,016

Sweden 1.2%
Swedish Orphan Biovitrum AB *	362,244	8,551,318
Vitrolife AB	73,000	1,289,487
		9,840,805

Switzerland 6.5%
Lonza Group AG *	30,847	8,149,719
Novartis AG	231,802	20,236,491
Roche Holding AG	87,696	23,330,266
Siegfried Holding AG *	277	97,704
Sonova Holding AG	7,490	1,405,692
Tecan Group AG	2,194	443,044
		53,662,916

United Kingdom 1.8%
AstraZeneca plc	65,599	4,752,114
GlaxoSmithKline plc	434,176	8,433,679
Smith & Nephew plc	74,976	1,412,451
		14,598,244

United States 75.0%
Abbott Laboratories	287,700	20,996,346
AbbVie, Inc.	281,496	22,601,314
Agilent Technologies, Inc.	175,758	13,366,396
Alexion Pharmaceuticals, Inc. *	79,279	9,748,146
AMAG Pharmaceuticals, Inc. *	72,522	1,187,185
Amedisys, Inc. *	5,600	734,496
Amgen, Inc.	165,311	30,931,341
AngioDynamics, Inc. *	25,100	529,610
Anthem, Inc.	31,267	9,473,901
Baxter International, Inc.	64,101	4,646,681
Becton, Dickinson & Co.	25,037	6,245,730
Bio-Techne Corp.	25,436	4,437,565

19

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioCryst Pharmaceuticals, Inc. *	90,000	781,200
Biogen, Inc. *	63,200	21,094,896
Boston Scientific Corp. *	180,700	6,893,705
Bristol-Myers Squibb Co.	322,234	15,908,693
Bruker Corp.	13,300	466,298
CareDx, Inc. *	17,200	482,116
Celgene Corp. *	193,187	17,089,322
Charles River Laboratories International, Inc. *	8,718	1,073,970
Cigna Corp. *	61,402	12,268,734
CVS Health Corp.	175,896	11,529,983
Danaher Corp.	113,200	12,556,144
Edwards Lifesciences Corp. *	18,746	3,194,693
Eli Lilly & Co.	213,429	25,581,600
Emergent BioSolutions, Inc. *	101,556	6,336,079
Genomic Health, Inc. *	68,409	5,186,086
Gilead Sciences, Inc.	314,185	21,996,092
Haemonetics Corp. *	16,817	1,663,369
HCA Healthcare, Inc.	51,507	7,181,621
Hill-Rom Holdings, Inc.	53,757	5,376,775
Hologic, Inc. *	86,002	3,818,489
Horizon Pharma plc *	115,424	2,480,462
Humana, Inc.	11,900	3,676,981
IDEXX Laboratories, Inc. *	22,100	4,702,438
Illumina, Inc. *	29,640	8,292,976
Innoviva, Inc. *	145,800	2,493,180
Intuitive Surgical, Inc. *	12,881	6,745,007
Jazz Pharmaceuticals plc *	35,400	4,456,506
Johnson & Johnson	476,430	63,403,304
Ligand Pharmaceuticals, Inc. *	3,450	407,445
Luminex Corp.	49,300	1,374,977
McKesson Corp.	19,100	2,449,575
Merck & Co., Inc.	553,943	41,229,978
Meridian Bioscience, Inc.	101,500	1,663,585
Merit Medical Systems, Inc. *	7,000	395,710
Mylan N.V. *	176,300	5,280,185
Myriad Genetics, Inc. *	60,718	1,711,640
PDL BioPharma, Inc. *	138,313	439,835
Pfizer, Inc.	1,005,700	42,691,965
PTC Therapeutics, Inc. *	20,200	628,826
Quest Diagnostics, Inc.	8,417	735,225
ResMed, Inc.	48,164	4,583,768
Stryker Corp.	48,100	8,541,117
Teleflex, Inc.	2,900	793,150
Tenet Healthcare Corp. *	119,400	2,625,606
Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	78,677	19,328,579
Triple-S Management Corp., Class B *	90,100	1,816,416
UnitedHealth Group, Inc.	172,391	46,580,048
Vanda Pharmaceuticals, Inc. *	33,800	916,994
Varian Medical Systems, Inc. *	29,070	3,838,112
Vertex Pharmaceuticals, Inc. *	38,595	7,368,171
Waters Corp. *	18,919	4,374,451
Zimmer Biomet Holdings, Inc.	17,000	1,862,520
Zoetis, Inc.	160,300	13,811,448
		617,078,756
Total Common Stock
(Cost $584,222,070)		817,132,204
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.5% of net assets

Time Deposits 0.5%
BNP Paribas
U.S. Dollar
1.75%, 02/01/19 (a)	4,206,267	4,206,267
Brown Brothers Harriman
Australian Dollar
0.79%, 02/01/19 (a)	1	1
Hong Kong Dollar
0.64%, 02/01/19 (a)	14	2
Total Short-Term Investments
(Cost $4,206,270)		4,206,270

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	20	2,704,500	296,843
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

20

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$650,254,228	$—	$—	$650,254,228
Australia	—	18,117,653	—	18,117,653
Belgium	—	825,631	—	825,631
Denmark	—	16,362,625	—	16,362,625
France	—	10,910,446	—	10,910,446
Germany	—	3,975,645	—	3,975,645
Hong Kong	—	4,964,237	—	4,964,237
Japan	—	30,177,579	—	30,177,579
New Zealand	—	798,179	—	798,179
Republic of Korea	—	2,644,016	—	2,644,016
Sweden	8,551,318	1,289,487	—	9,840,805
Switzerland	—	53,662,916	—	53,662,916
United Kingdom	—	14,598,244	—	14,598,244
Short-Term Investments[1]	—	4,206,270	—	4,206,270
Futures Contracts[2]	296,843	—	—	296,843
Total	$659,102,389	$162,532,928	$—	$821,635,317
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
21

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 6.2%
AGL Energy Ltd.	91,464	1,429,100
Aristocrat Leisure Ltd.	284,229	5,112,029
Australia & New Zealand Banking Group Ltd.	362,742	6,603,304
Computershare Ltd.	139,921	1,812,624
CSL Ltd.	40,563	5,767,818
Evolution Mining Ltd.	495,457	1,446,370
Inghams Group Ltd.	2,290,764	7,669,486
Macquarie Group Ltd.	76,013	6,464,731
McMillan Shakespeare Ltd.	84,975	949,707
National Australia Bank Ltd.	144,472	2,508,705
Qantas Airways Ltd.	1,405,620	5,572,651
Sandfire Resources NL	1,141,188	5,821,651
Saracen Mineral Holdings Ltd. *	786,420	1,930,419
Telstra Corp., Ltd.	3,505,203	7,947,118
Westpac Banking Corp.	207,835	3,714,431
Whitehaven Coal Ltd.	689,343	2,494,421
		67,244,565

Austria 0.6%
Erste Group Bank AG *	84,200	2,939,034
OMV AG	71,668	3,563,531
		6,502,565

Belgium 0.6%
Colruyt S.A.	28,565	2,051,436
UCB S.A.	48,067	4,165,154
		6,216,590

Canada 1.1%
Constellation Software, Inc.	1,831	1,366,502
Empire Co., Ltd., Class A	50,050	1,125,216
Kirkland Lake Gold Ltd.	75,900	2,441,716
OceanaGold Corp.	171,400	611,793
Parex Resources, Inc. *	316,411	4,743,938
The Toronto-Dominion Bank	40,629	2,288,174
		12,577,339

Denmark 1.9%
Novo Nordisk A/S, Class B	308,338	14,450,594
Topdanmark A/S	123,340	5,876,456
		20,327,050

Security	Number of Shares	Value ($)
Finland 1.7%
Fortum Oyj	423,463	9,624,439
Metsa Board Oyj	43,707	318,152
UPM-Kymmene Oyj	228,559	6,637,750
Valmet Oyj	70,401	1,586,185
		18,166,526

France 10.7%
BNP Paribas S.A.	208,126	9,808,138
Christian Dior SE	25,054	10,577,108
Dassault Aviation S.A.	3,474	5,173,217
Dassault Systemes SE	10,600	1,328,515
Electricite de France S.A.	308,784	5,111,151
Engie S.A.	475,405	7,621,367
Eramet	4,602	320,659
Faurecia S.A.	29,664	1,297,784
Gaztransport Et Technigaz S.A.	59,023	4,985,469
Ipsen S.A.	76,986	9,687,645
Kering S.A.	12,364	6,200,824
L'Oreal S.A.	56,114	13,524,880
LVMH Moet Hennessy Louis Vuitton SE	17,500	5,614,003
Neopost S.A.	129,559	3,251,779
Peugeot S.A.	325,622	8,191,151
Sanofi	35,299	3,068,114
Societe Generale S.A.	76,331	2,379,962
Thales S.A.	24,450	2,703,909
TOTAL S.A.	299,412	16,414,101
		117,259,776

Germany 8.4%
adidas AG	43,430	10,333,782
Allianz SE	125,613	26,651,613
Covestro AG	171,386	9,470,719
Deutsche Boerse AG	21,139	2,814,614
Deutsche Lufthansa AG	187,268	4,727,778
Deutsche Pfandbriefbank AG	570,157	6,439,863
Deutsche Telekom AG	310,741	5,052,914
Deutsche Wohnen SE	32,726	1,634,903
HOCHTIEF AG	34,888	5,218,103
MTU Aero Engines AG	35,481	7,651,200
Nemetschek SE	18,131	2,326,989
SAP SE	26,446	2,734,653
Siltronic AG	51,295	5,096,113
Wirecard AG	5,853	970,532
		91,123,776

Hong Kong 3.5%
Anhui Conch Cement Co., Ltd., Class H (a)	428,000	2,334,027
China Petroleum & Chemical Corp., Class H (a)	3,186,000	2,664,115
CITIC Ltd.	6,413,000	9,714,828
CK Asset Holdings Ltd.	412,000	3,468,548
CK Infrastructure Holdings Ltd.	283,000	2,284,909
CLP Holdings Ltd.	88,500	1,030,764

22

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CNOOC Ltd.	657,000	1,098,123
Kerry Properties Ltd.	578,500	2,402,811
Ping An Insurance Group Co. of China Ltd., Class H (a)	324,500	3,159,189
Tencent Holdings Ltd.	176,200	7,843,469
Weichai Power Co., Ltd., Class H (a)	1,628,000	2,197,209
		38,197,992

Italy 2.6%
A2A S.p.A.	897,684	1,637,937
Eni S.p.A.	295,189	5,005,172
Fiat Chrysler Automobiles N.V. *	482,033	8,248,491
Italgas S.p.A.	862,473	5,221,785
Moncler S.p.A.	136,797	5,148,308
UniCredit S.p.A.	283,285	3,274,908
		28,536,601

Japan 23.4%
AEON REIT Investment Corp.	5,643	6,608,048
Arcs Co., Ltd.	23,000	513,802
Astellas Pharma, Inc.	945,200	14,025,089
Bandai Namco Holdings, Inc.	38,400	1,696,385
Capcom Co., Ltd.	48,700	1,048,277
Daiho Corp.	2,800	89,462
Daikyonishikawa Corp.	162,502	1,681,988
DyDo Group Holdings, Inc.	22,400	1,078,390
en-Japan, Inc.	33,347	1,254,200
Fancl Corp.	56,000	1,210,280
Fuji Electric Co., Ltd.	83,000	2,565,111
Haseko Corp.	349,800	3,879,752
Hazama Ando Corp.	336,500	2,228,769
Heiwa Real Estate REIT, Inc.	1,461	1,658,411
Heiwado Co., Ltd.	16,000	371,041
Hitachi Ltd.	293,100	9,220,479
Honda Motor Co., Ltd.	76,000	2,281,668
Hoya Corp.	269,400	15,635,262
IHI Corp.	88,000	2,787,101
Invincible Investment Corp.	15,771	6,863,444
Japan Airlines Co., Ltd.	202,800	7,383,636
Japan Aviation Electronics Industry Ltd.	168,000	2,189,476
Japan Post Holdings Co., Ltd.	884,100	10,868,251
Japan Securities Finance Co., Ltd.	435,000	2,387,289
Kanamoto Co., Ltd.	156,800	4,356,634
Kenedix Office Investment Corp.	887	6,091,841
Kirin Holdings Co., Ltd.	316,300	7,551,304
Kyushu Railway Co.	68,000	2,321,680
Matsumotokiyoshi Holdings Co., Ltd.	65,600	2,026,529
Mitsubishi UFJ Financial Group, Inc.	2,435,800	13,065,430
Mitsubishi UFJ Lease & Finance Co., Ltd.	800,800	4,099,212
Mitsui & Co., Ltd.	222,000	3,627,018
Mixi, Inc.	129,300	3,277,777
Nihon Unisys Ltd.	74,452	1,779,699
Nippon Telegraph & Telephone Corp.	50,000	2,149,408
NTT DOCOMO, Inc.	94,000	2,258,518
ORIX Corp.	738,500	11,139,397
Ryohin Keikaku Co., Ltd.	10,000	2,383,391
Sankyu, Inc.	122,380	5,965,474
Seino Holdings Co., Ltd.	465,000	6,428,533
Shionogi & Co., Ltd.	185,119	11,417,708
Shiseido Co., Ltd.	33,700	2,004,702
Sojitz Corp.	302,000	1,161,110
Sony Corp.	461,598	23,129,259
Sumitomo Dainippon Pharma Co., Ltd.	46,500	1,094,794
Sumitomo Mitsui Construction Co., Ltd.	1,177,200	7,517,529
Sumitomo Mitsui Financial Group, Inc.	206,500	7,682,206
T-Gaia Corp.	53,000	1,033,764
Taisei Corp.	25,195	1,186,240
Security	Number of Shares	Value ($)
The Japan Steel Works Ltd.	90,000	1,665,395
Tokuyama Corp.	316,700	7,391,552
Tokyo Electric Power Co. Holdings, Inc. *	208,000	1,280,228
Tokyo Steel Manufacturing Co., Ltd.	93,000	785,262
Toshiba TEC Corp.	122,900	2,950,892
Toyota Motor Corp.	63,800	3,926,896
United Arrows Ltd.	68,000	2,414,176
		254,689,169

Netherlands 4.5%
Airbus SE	36,839	4,246,062
ASML Holding N.V.	6,232	1,089,774
ASR Nederland N.V.	26,029	1,097,855
Euronext N.V.	39,578	2,438,066
Heineken Holding N.V.	114,523	9,942,041
Koninklijke Ahold Delhaize N.V.	659,722	17,381,101
Koninklijke Philips N.V.	29,091	1,146,915
SBM Offshore N.V.	297,870	4,916,578
Unilever N.V. CVA	69,678	3,731,269
Wolters Kluwer N.V.	52,913	3,290,709
		49,280,370

New Zealand 0.3%
Spark New Zealand Ltd.	1,130,460	3,177,831

Norway 2.1%
Aker A.S.A., A Shares	27,188	1,913,775
DNB A.S.A.	156,510	2,777,931
DNO A.S.A.	2,005,691	3,857,739
Equinor A.S.A.	161,769	3,699,040
Telenor A.S.A.	547,566	10,366,483
		22,614,968

Republic of Korea 1.1%
Samsung Electronics Co., Ltd.	263,580	10,989,733
SK Hynix, Inc.	18,910	1,264,506
		12,254,239

Singapore 0.6%
CapitaLand Ltd.	2,584,000	6,406,297
DBS Group Holdings Ltd.	28,000	499,031
		6,905,328

Spain 3.5%
ACS Actividades de Construccion y Servicios S.A.	413,858	17,127,154
Amadeus IT Group S.A.	114,489	8,325,457
Banco Santander S.A.	383,440	1,818,515
Cia de Distribucion Integral Logista Holdings S.A.	100,490	2,594,936
Enagas S.A.	41,179	1,200,283
Ence Energia y Celulosa S.A.	507,094	3,937,678
Telefonica S.A.	415,915	3,577,524
		38,581,547

Sweden 1.8%
Boliden AB	136,132	3,407,145
Kindred Group plc SDR	695,521	7,160,346
Swedish Orphan Biovitrum AB *	265,007	6,255,891
Volvo AB, B Shares	167,732	2,416,996
		19,240,378

23

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Switzerland 8.4%
BKW AG	23,813	1,675,747
Cembra Money Bank AG	63,931	5,520,736
Kardex AG *	10,018	1,321,255
Nestle S.A.	248,700	21,682,631
Novartis AG	172,680	15,075,096
Pargesa Holding S.A.	68,999	5,446,523
Partners Group Holding AG	7,227	4,970,758
Roche Holding AG	133,515	35,519,756
		91,212,502

United Kingdom 16.2%
3i Group plc	148,186	1,653,864
Anglo American plc	61,949	1,583,155
Ashtead Group plc	313,938	7,963,026
AstraZeneca plc	28,469	2,062,347
Auto Trader Group plc	717,754	4,307,494
Barclays plc	1,110,044	2,313,723
BHP Group plc	754,896	16,866,412
BT Group plc	1,202,000	3,665,379
Carnival plc	126,672	7,166,970
Diageo plc	81,281	3,102,204
Direct Line Insurance Group plc	2,893,969	12,791,435
Ferguson plc	39,000	2,611,562
GlaxoSmithKline plc	262,003	5,089,294
Great Portland Estates plc	395,519	3,799,455
Imperial Brands plc	278,419	9,241,855
International Consolidated Airlines Group S.A.	944,212	7,974,708
Security	Number of Shares	Value ($)
Lloyds Banking Group plc	23,736,995	18,096,241
Mondi plc	68,441	1,655,116
Moneysupermarket.com Group plc	796,166	3,166,388
Next plc	68,792	4,375,078
Pearson plc	130,451	1,550,919
Phoenix Group Holdings plc	206,461	1,721,371
Plus500 Ltd.	56,132	1,131,536
RELX plc	53,398	1,182,740
Rightmove plc	1,629,113	10,088,100
Royal Dutch Shell plc, A Shares	246,002	7,626,166
Smith & Nephew plc	228,344	4,301,706
Tesco plc	2,594,516	7,595,292
Tullow Oil plc *	606,072	1,627,472
Unilever plc	298,669	15,690,291
Victrex plc	136,474	4,098,072
		176,099,371
Total Common Stock
(Cost $1,069,253,213)		1,080,208,483

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (b)	6,944,756	6,944,756
Total Other Investment Company
(Cost $6,944,756)		6,944,756

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation ($)
Forward Foreign Currency Exchange Contract
02/08/2019	State Street Bank & Trust Co.	USD	542,511	HKD	4,256,428	(3)
*	Non-income producing security.
(a)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(b)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
SDR –	Swedish Depositary Receipt

HKD –	Hong Kong dollar
USD –	U.S. dollar

24

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$931,130,990	$—	$931,130,990
Canada	12,577,339	—	—	12,577,339
France	5,173,217	112,086,559	—	117,259,776
Sweden	6,255,891	12,984,487	—	19,240,378
Other Investment Company[1]	6,944,756	—	—	6,944,756
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(3)	—	(3)
Total	$30,951,203	$1,056,202,033	$—	$1,087,153,236
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
25

Schwab Active Equity Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
26

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JAN19
27

Schwab Capital Trust
Schwab Balanced Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

Equity Funds 60.7%
Large-Cap 50.7%
Laudus U.S. Large Cap Growth Fund *	3,434,770	68,764,098
Schwab Core Equity Fund	8,102,344	157,752,631
		226,516,729
Small-Cap 10.0%
Schwab Small-Cap Equity Fund	2,700,121	44,660,003
		271,176,732

Fixed-Income Fund 36.3%
Intermediate-Term Bond 36.3%
Schwab U.S. Aggregate Bond Index Fund	16,475,975	162,453,115

Money Market Fund 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	10,423,147	10,426,275
Total Affiliated Underlying Funds
(Cost $435,132,231)		444,056,122
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (a)	1,078,516	1,078,516
Total Unaffiliated Underlying Fund
(Cost $1,078,516)		1,078,516
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus Small-Cap MarketMasters Fund, Select Shares	2,511,917	139,141	(2,651,058)	—	$—	($5,643,597)	($362,506)	$4,489,301
Laudus U.S. Large Cap Growth Fund	3,177,052	603,830	(346,112)	3,434,770	68,764,098	(1,911,253)	(460,992)	5,008,159
Schwab Core Equity Fund	7,016,940	1,748,287	(662,883)	8,102,344	157,752,631	(17,578,203)	(2,797,560)	20,048,943
Schwab Intermediate-Term Bond Fund	5,260,417	274,844	(5,535,261)	—	—	2,487,852	(1,847,142)	289,423
Schwab Small-Cap Equity Fund	—	2,700,121	—	2,700,121	44,660,003	880,003	—	—
Schwab U.S. Aggregate Bond Index Fund	12,021,232	6,518,232	(2,063,489)	16,475,975	162,453,115	4,115,897	(724,595)	865,890
Schwab Variable Share Price Money Fund, Ultra Shares	10,362,908	60,239	—	10,423,147	10,426,275	1,041	—	61,648
Total					$444,056,122	($17,648,260)	($6,192,795)	$30,763,364
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At January 31, 2019, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
1

Schwab Balanced Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46831JAN19
2

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.5%
Aptiv plc	404,075	31,974,455
BorgWarner, Inc.	318,883	13,042,315
Ford Motor Co.	5,960,861	52,455,577
General Motors Co.	2,009,784	78,421,771
Harley-Davidson, Inc.	245,670	9,055,396
The Goodyear Tire & Rubber Co.	354,036	7,502,023
		192,451,537

Banks 5.8%
Bank of America Corp.	13,959,710	397,432,944
BB&T Corp.	1,175,313	57,355,274
Citigroup, Inc.	3,735,313	240,778,276
Citizens Financial Group, Inc.	714,100	24,222,272
Comerica, Inc.	248,104	19,535,709
Fifth Third Bancorp	999,347	26,802,487
First Republic Bank	251,352	24,288,144
Huntington Bancshares, Inc.	1,616,013	21,396,012
JPMorgan Chase & Co.	5,086,115	526,412,903
KeyCorp	1,588,336	26,159,894
M&T Bank Corp.	214,856	35,352,406
People’s United Financial, Inc.	582,458	9,540,662
Regions Financial Corp.	1,582,063	23,999,896
SunTrust Banks, Inc.	687,532	40,853,151
SVB Financial Group *	81,638	19,052,676
The PNC Financial Services Group, Inc.	705,960	86,600,113
U.S. Bancorp	2,323,903	118,890,877
Wells Fargo & Co.	6,480,044	316,938,952
Zions Bancorp NA	292,798	13,934,257
		2,029,546,905

Capital Goods 6.7%
3M Co.	890,748	178,416,824
A.O. Smith Corp.	218,924	10,477,703
Allegion plc	145,811	12,519,332
AMETEK, Inc.	353,100	25,740,990
Arconic, Inc.	665,569	12,526,009
Caterpillar, Inc.	902,820	120,219,511
Cummins, Inc.	226,389	33,304,086
Deere & Co.	492,156	80,713,584
Dover Corp.	224,240	19,694,999
Eaton Corp. plc	661,924	50,471,705
Emerson Electric Co.	959,254	62,802,359
Fastenal Co.	437,224	26,434,563
Flowserve Corp.	197,100	8,680,284
Fluor Corp.	218,021	7,973,028
Fortive Corp.	450,605	33,790,869
Fortune Brands Home & Security, Inc.	217,200	9,839,160
General Dynamics Corp.	426,050	72,926,978
General Electric Co.	13,304,373	135,172,430
Harris Corp.	179,276	27,461,498
Honeywell International, Inc.	1,132,558	162,669,306
Security	Number of Shares	Value ($)
Huntington Ingalls Industries, Inc.	64,800	13,377,960
Illinois Tool Works, Inc.	467,697	64,219,475
Ingersoll-Rand plc	376,482	37,663,259
Jacobs Engineering Group, Inc.	184,703	11,968,754
Johnson Controls International plc	1,413,816	47,744,566
L3 Technologies, Inc.	120,352	23,694,902
Lockheed Martin Corp.	378,385	109,614,351
Masco Corp.	467,298	15,145,128
Northrop Grumman Corp.	265,745	73,226,035
PACCAR, Inc.	533,031	34,924,191
Parker-Hannifin Corp.	201,236	33,165,705
Pentair plc	240,982	9,926,049
Quanta Services, Inc.	225,500	7,969,170
Raytheon Co.	435,765	71,796,641
Rockwell Automation, Inc.	185,310	31,413,751
Roper Technologies, Inc.	157,727	44,677,750
Snap-on, Inc.	84,989	14,107,324
Stanley Black & Decker, Inc.	230,352	29,125,707
Textron, Inc.	374,333	19,925,746
The Boeing Co.	807,704	311,466,816
TransDigm Group, Inc. *	74,144	28,990,304
United Rentals, Inc. *	124,172	15,553,785
United Technologies Corp.	1,241,106	146,537,385
W.W. Grainger, Inc.	70,063	20,695,910
Xylem, Inc.	274,403	19,553,958
		2,328,319,840

Commercial & Professional Services 0.7%
Cintas Corp.	131,576	24,671,816
Copart, Inc. *	314,600	15,928,198
Equifax, Inc.	185,795	19,883,781
IHS Markit Ltd. *	547,655	28,434,248
Nielsen Holdings plc	549,853	14,120,225
Republic Services, Inc.	333,280	25,565,909
Robert Half International, Inc.	185,042	11,922,256
Rollins, Inc.	228,118	8,495,114
Verisk Analytics, Inc. *	251,284	29,503,254
Waste Management, Inc.	600,992	57,496,905
		236,021,706

Consumer Durables & Apparel 1.2%
Capri Holdings Ltd. *	233,214	9,906,931
D.R. Horton, Inc.	525,292	20,197,477
Garmin Ltd.	185,699	12,846,657
Hanesbrands, Inc.	541,000	8,109,590
Hasbro, Inc.	179,475	16,253,256
Leggett & Platt, Inc.	199,037	8,152,555
Lennar Corp., Class A	449,524	21,316,428
Mattel, Inc. *	538,671	6,377,865
Mohawk Industries, Inc. *	97,432	12,548,267
Newell Brands, Inc.	654,650	13,885,126
NIKE, Inc., Class B	1,945,956	159,334,877
PulteGroup, Inc.	391,486	10,887,226
PVH Corp.	117,107	12,777,545
Ralph Lauren Corp.	83,426	9,689,096

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tapestry, Inc.	442,328	17,122,517
Under Armour, Inc., Class A *	288,800	5,989,712
Under Armour, Inc., Class C *	286,892	5,433,734
VF Corp.	498,658	41,972,044
Whirlpool Corp.	96,990	12,900,640
		405,701,543

Consumer Services 1.8%
Carnival Corp.	614,692	35,393,965
Chipotle Mexican Grill, Inc. *	37,424	19,820,125
Darden Restaurants, Inc.	189,355	19,869,020
H&R Block, Inc.	308,705	7,282,351
Hilton Worldwide Holdings, Inc.	454,368	33,841,329
Marriott International, Inc., Class A	432,065	49,484,404
McDonald’s Corp.	1,179,123	210,803,610
MGM Resorts International	760,228	22,381,112
Norwegian Cruise Line Holdings Ltd. *	338,002	17,383,443
Royal Caribbean Cruises Ltd.	261,941	31,446,017
Starbucks Corp.	1,897,414	129,289,790
Wynn Resorts Ltd.	150,373	18,497,383
Yum! Brands, Inc.	476,940	44,822,821
		640,315,370

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	80,700	8,469,465
American Express Co.	1,071,149	110,007,002
Ameriprise Financial, Inc.	213,686	27,052,648
Berkshire Hathaway, Inc., Class B *	2,975,309	611,545,012
BlackRock, Inc.	185,874	77,152,580
Capital One Financial Corp.	726,123	58,518,253
Cboe Global Markets, Inc.	173,414	16,174,324
CME Group, Inc.	547,097	99,724,841
Discover Financial Services	515,730	34,806,618
E*TRADE Financial Corp.	390,728	18,231,368
Franklin Resources, Inc.	453,596	13,430,978
Intercontinental Exchange, Inc.	872,704	66,988,759
Invesco Ltd.	632,896	11,531,365
Jefferies Financial Group, Inc.	432,451	8,999,305
Moody’s Corp.	254,097	40,276,915
Morgan Stanley	1,999,655	84,585,406
MSCI, Inc.	134,433	22,889,907
Nasdaq, Inc.	173,400	15,266,136
Northern Trust Corp.	339,736	30,053,047
Raymond James Financial, Inc.	197,333	15,885,306
S&P Global, Inc.	384,529	73,694,983
State Street Corp.	580,633	41,166,880
Synchrony Financial	1,003,616	30,148,625
T. Rowe Price Group, Inc.	366,109	34,216,547
The Bank of New York Mellon Corp.	1,392,943	72,878,778
The Charles Schwab Corp. (a)	1,830,150	85,596,115
The Goldman Sachs Group, Inc.	529,111	104,769,269
		1,814,060,432

Energy 5.4%
Anadarko Petroleum Corp.	770,853	36,484,473
Apache Corp.	577,010	18,937,468
Baker Hughes, a GE Co.	779,758	18,378,896
Cabot Oil & Gas Corp.	665,522	16,604,774
Chevron Corp.	2,922,827	335,102,116
Cimarex Energy Co.	146,330	11,024,502
Concho Resources, Inc. *	305,079	36,560,667
ConocoPhillips	1,760,813	119,189,432
Devon Energy Corp.	716,074	19,083,372
Diamondback Energy, Inc.	236,880	24,427,066
EOG Resources, Inc.	886,917	87,982,166
Exxon Mobil Corp.	6,476,095	474,568,242
Security	Number of Shares	Value ($)
Halliburton Co.	1,336,667	41,917,877
Helmerich & Payne, Inc.	169,151	9,470,765
Hess Corp.	378,337	20,430,198
HollyFrontier Corp.	244,100	13,752,594
Kinder Morgan, Inc.	2,904,479	52,571,070
Marathon Oil Corp.	1,260,932	19,910,116
Marathon Petroleum Corp.	1,057,455	70,066,968
National Oilwell Varco, Inc.	587,024	17,305,468
Newfield Exploration Co. *	312,685	5,715,882
Noble Energy, Inc.	730,879	16,327,837
Occidental Petroleum Corp.	1,155,458	77,161,485
ONEOK, Inc.	629,329	40,409,215
Phillips 66	650,528	62,066,876
Pioneer Natural Resources Co.	260,948	37,138,119
Schlumberger Ltd.	2,121,919	93,810,039
TechnipFMC plc	643,400	14,772,464
The Williams Cos., Inc.	1,849,899	49,817,780
Valero Energy Corp.	647,862	56,895,241
		1,897,883,168

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	670,211	143,847,387
Sysco Corp.	731,528	46,708,063
The Kroger Co.	1,220,187	34,567,898
Walgreens Boots Alliance, Inc.	1,229,617	88,852,124
Walmart, Inc.	2,177,612	208,680,558
		522,656,030

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	2,874,286	141,846,014
Archer-Daniels-Midland Co.	856,025	38,435,523
Brown-Forman Corp., Class B	251,705	11,893,061
Campbell Soup Co.	291,411	10,324,692
ConAgra Brands, Inc.	736,749	15,943,248
Constellation Brands, Inc., Class A	255,202	44,318,379
General Mills, Inc.	913,369	40,590,118
Hormel Foods Corp.	418,461	17,709,270
Kellogg Co.	387,592	22,871,804
Lamb Weston Holdings, Inc.	224,855	16,257,017
McCormick & Co., Inc. — Non Voting Shares	186,969	23,116,847
Molson Coors Brewing Co., Class B	285,210	18,997,838
Mondelez International, Inc., Class A	2,223,471	102,857,768
Monster Beverage Corp. *	611,616	35,008,900
PepsiCo, Inc.	2,158,827	243,235,038
Philip Morris International, Inc.	2,377,839	182,427,808
The Coca-Cola Co.	5,858,661	281,977,354
The Hershey Co.	214,770	22,787,097
The JM Smucker Co.	174,640	18,316,243
The Kraft Heinz Co.	951,845	45,745,671
Tyson Foods, Inc., Class A	449,990	27,863,381
		1,362,523,071

Health Care Equipment & Services 6.6%
Abbott Laboratories	2,685,640	195,998,007
ABIOMED, Inc. *	68,922	24,196,447
Align Technology, Inc. *	111,077	27,652,619
AmerisourceBergen Corp.	240,665	20,064,241
Anthem, Inc.	395,584	119,861,952
Baxter International, Inc.	758,474	54,981,780
Becton, Dickinson & Co.	410,160	102,318,514
Boston Scientific Corp. *	2,115,421	80,703,311
Cardinal Health, Inc.	452,733	22,623,068
Centene Corp. *	313,369	40,916,590
Cerner Corp. *	501,795	27,553,563
Cigna Corp. *	582,389	116,367,146

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CVS Health Corp.	1,977,977	129,656,392
Danaher Corp.	943,161	104,615,418
DaVita, Inc. *	194,691	10,928,006
DENTSPLY SIRONA, Inc.	339,734	14,251,841
Edwards Lifesciences Corp. *	319,609	54,467,766
HCA Healthcare, Inc.	411,656	57,397,196
Henry Schein, Inc. *	231,685	18,001,925
Hologic, Inc. *	411,655	18,277,482
Humana, Inc.	209,855	64,843,097
IDEXX Laboratories, Inc. *	131,745	28,032,701
Intuitive Surgical, Inc. *	174,599	91,427,020
Laboratory Corp. of America Holdings *	153,471	21,386,184
McKesson Corp.	299,068	38,355,471
Medtronic plc	2,053,973	181,550,674
Quest Diagnostics, Inc.	208,314	18,196,228
ResMed, Inc.	217,848	20,732,594
Stryker Corp.	474,896	84,327,283
Teleflex, Inc.	69,990	19,142,265
The Cooper Cos., Inc.	75,320	20,996,203
UnitedHealth Group, Inc.	1,471,340	397,556,068
Universal Health Services, Inc., Class B	130,414	17,283,767
Varian Medical Systems, Inc. *	140,286	18,521,961
WellCare Health Plans, Inc. *	76,776	21,227,029
Zimmer Biomet Holdings, Inc.	312,793	34,269,601
		2,318,681,410

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	374,524	24,197,996
Colgate-Palmolive Co.	1,327,445	85,859,143
Coty, Inc., Class A *	671,800	5,213,168
Kimberly-Clark Corp.	530,188	59,052,339
The Clorox Co.	195,180	28,960,808
The Estee Lauder Cos., Inc., Class A	335,752	45,803,288
The Procter & Gamble Co.	3,811,288	367,674,953
		616,761,695

Insurance 2.4%
Aflac, Inc.	1,164,856	55,563,631
American International Group, Inc.	1,354,879	58,571,419
Aon plc	368,673	57,597,783
Arthur J. Gallagher & Co.	282,657	21,117,305
Assurant, Inc.	79,449	7,658,089
Brighthouse Financial, Inc. *	182,837	6,827,134
Chubb Ltd.	704,963	93,795,327
Cincinnati Financial Corp.	231,162	18,751,862
Everest Re Group Ltd.	61,567	13,486,251
Lincoln National Corp.	325,371	19,030,950
Loews Corp.	425,153	20,364,829
Marsh & McLennan Cos., Inc.	768,605	67,783,275
MetLife, Inc.	1,510,128	68,967,546
Principal Financial Group, Inc.	398,867	19,971,271
Prudential Financial, Inc.	632,422	58,271,363
The Allstate Corp.	525,462	46,172,346
The Hartford Financial Services Group, Inc.	548,009	25,712,582
The Progressive Corp.	893,325	60,111,839
The Travelers Cos., Inc.	403,765	50,688,658
Torchmark Corp.	157,794	13,216,825
Unum Group	337,415	11,728,545
Willis Towers Watson plc	198,572	32,325,536
		827,714,366

Materials 2.7%
Air Products & Chemicals, Inc.	336,856	55,375,758
Albemarle Corp.	163,453	13,195,561
Avery Dennison Corp.	133,826	13,978,126
Security	Number of Shares	Value ($)
Ball Corp.	518,006	27,081,354
Celanese Corp.	203,000	19,439,280
CF Industries Holdings, Inc.	351,018	15,321,936
DowDuPont, Inc.	3,509,906	188,868,042
Eastman Chemical Co.	212,792	17,155,291
Ecolab, Inc.	389,545	61,614,333
FMC Corp.	204,400	16,311,120
Freeport-McMoRan, Inc.	2,220,063	25,841,533
International Flavors & Fragrances, Inc.	155,673	22,071,318
International Paper Co.	616,717	29,250,887
Linde plc	842,858	137,394,282
LyondellBasell Industries N.V., Class A	480,774	41,812,915
Martin Marietta Materials, Inc.	94,900	16,766,932
Newmont Mining Corp.	808,997	27,594,888
Nucor Corp.	481,307	29,475,241
Packaging Corp. of America	146,084	13,778,643
PPG Industries, Inc.	367,946	38,796,226
Sealed Air Corp.	238,868	9,435,286
The Mosaic Co.	545,093	17,595,602
The Sherwin-Williams Co.	125,653	52,965,252
Vulcan Materials Co.	202,038	20,537,163
WestRock Co.	387,322	15,767,878
		927,424,847

Media & Entertainment 8.2%
Activision Blizzard, Inc.	1,169,735	55,258,281
Alphabet, Inc., Class A *	457,225	514,785,055
Alphabet, Inc., Class C *	470,530	525,285,576
CBS Corp., Class B — Non Voting Shares	514,922	25,468,042
Charter Communications, Inc., Class A *	269,521	89,224,927
Comcast Corp., Class A	6,943,819	253,935,461
Discovery, Inc., Class A *	245,778	6,975,180
Discovery, Inc., Class C *	546,665	14,568,622
DISH Network Corp., Class A *	354,595	10,875,429
Electronic Arts, Inc. *	462,491	42,660,170
Facebook, Inc., Class A *	3,674,374	612,481,402
Netflix, Inc. *	666,925	226,421,038
News Corp., Class A	571,418	7,331,293
News Corp., Class B	205,200	2,653,236
Omnicom Group, Inc.	342,300	26,658,324
Take-Two Interactive Software, Inc. *	174,024	18,368,233
The Interpublic Group of Cos., Inc.	589,365	13,408,054
The Walt Disney Co.	2,276,722	253,900,037
TripAdvisor, Inc. *	158,917	9,118,657
Twenty-First Century Fox, Inc., Class A	1,617,369	79,752,465
Twenty-First Century Fox, Inc., Class B	743,811	36,491,368
Twitter, Inc. *	1,106,435	37,131,959
Viacom, Inc., Class B	537,591	15,815,927
		2,878,568,736

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	2,300,445	184,702,729
Agilent Technologies, Inc.	487,587	37,080,991
Alexion Pharmaceuticals, Inc. *	341,758	42,022,564
Allergan plc	485,047	69,837,067
Amgen, Inc.	974,338	182,308,383
Biogen, Inc. *	308,064	102,825,602
Bristol-Myers Squibb Co.	2,496,445	123,249,490
Celgene Corp. *	1,069,152	94,577,186
Eli Lilly & Co.	1,441,855	172,820,740
Gilead Sciences, Inc.	1,978,273	138,498,893
Illumina, Inc. *	224,958	62,940,999
Incyte Corp. *	271,147	21,851,737
IQVIA Holdings, Inc. *	242,904	31,337,045
Johnson & Johnson	4,102,067	545,903,076
Merck & Co., Inc.	3,977,031	296,010,417
Mettler-Toledo International, Inc. *	38,000	24,250,080

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mylan N.V. *	783,582	23,468,281
Nektar Therapeutics *	266,100	11,266,674
PerkinElmer, Inc.	171,310	15,503,555
Perrigo Co., plc	191,595	8,899,588
Pfizer, Inc.	8,840,737	375,289,286
Regeneron Pharmaceuticals, Inc. *	119,015	51,089,569
Thermo Fisher Scientific, Inc.	615,599	151,234,206
Vertex Pharmaceuticals, Inc. *	390,991	74,644,092
Waters Corp. *	115,801	26,775,507
Zoetis, Inc.	735,245	63,348,709
		2,931,736,466

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	163,260	21,502,975
American Tower Corp.	673,636	116,431,246
Apartment Investment & Management Co., Class A	236,689	11,720,839
AvalonBay Communities, Inc.	211,108	40,726,955
Boston Properties, Inc.	237,384	31,303,828
CBRE Group, Inc., Class A *	483,940	22,140,255
Crown Castle International Corp.	634,986	74,331,461
Digital Realty Trust, Inc.	313,620	33,977,591
Duke Realty Corp.	543,817	15,901,209
Equinix, Inc.	122,721	48,352,074
Equity Residential	564,188	40,937,481
Essex Property Trust, Inc.	101,156	27,433,507
Extra Space Storage, Inc.	194,951	19,224,118
Federal Realty Investment Trust	113,470	15,042,718
HCP, Inc.	735,516	23,198,175
Host Hotels & Resorts, Inc.	1,137,083	20,535,719
Iron Mountain, Inc.	440,290	16,378,788
Kimco Realty Corp.	631,665	10,744,622
Mid-America Apartment Communities, Inc.	174,881	17,711,948
Prologis, Inc.	964,462	66,702,192
Public Storage	228,968	48,660,279
Realty Income Corp.	452,272	31,066,564
Regency Centers Corp.	259,200	16,848,000
SBA Communications Corp. *	172,348	31,458,680
Simon Property Group, Inc.	473,175	86,174,631
SL Green Realty Corp.	131,590	12,162,864
The Macerich Co.	159,279	7,352,319
UDR, Inc.	418,300	18,300,625
Ventas, Inc.	547,525	35,309,887
Vornado Realty Trust	265,891	18,588,440
Welltower, Inc.	573,727	44,458,105
Weyerhaeuser Co.	1,143,686	30,010,321
		1,054,688,416

Retailing 6.5%
Advance Auto Parts, Inc.	111,052	17,679,478
Amazon.com, Inc. *	628,181	1,079,673,530
AutoZone, Inc. *	38,601	32,708,171
Best Buy Co., Inc.	355,474	21,058,280
Booking Holdings, Inc. *	70,848	129,850,923
CarMax, Inc. *	265,898	15,629,484
Dollar General Corp.	401,695	46,367,654
Dollar Tree, Inc. *	364,809	35,324,456
eBay, Inc. *	1,382,833	46,532,331
Expedia Group, Inc.	181,909	21,692,648
Foot Locker, Inc.	176,800	9,881,352
Genuine Parts Co.	224,431	22,402,702
Kohl’s Corp.	250,448	17,203,273
L Brands, Inc.	352,628	9,817,164
LKQ Corp. *	487,600	12,784,872
Lowe’s Cos., Inc.	1,228,514	118,133,906
Macy’s, Inc.	463,802	12,197,993
Security	Number of Shares	Value ($)
Nordstrom, Inc.	177,565	8,240,792
O'Reilly Automotive, Inc. *	122,223	42,125,379
Ross Stores, Inc.	569,688	52,479,659
Target Corp.	799,240	58,344,520
The Gap, Inc.	321,762	8,185,625
The Home Depot, Inc.	1,728,020	317,143,511
The TJX Cos., Inc.	1,893,707	94,174,049
Tiffany & Co.	166,148	14,742,312
Tractor Supply Co.	187,301	15,995,505
Ulta Salon, Cosmetics & Fragrance, Inc. *	86,700	25,309,464
		2,285,679,033

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	1,349,309	32,936,633
Analog Devices, Inc.	566,911	56,044,821
Applied Materials, Inc.	1,503,308	58,749,277
Broadcom, Inc.	632,232	169,596,234
Intel Corp.	6,979,036	328,852,176
KLA-Tencor Corp.	235,615	25,109,491
Lam Research Corp.	237,575	40,287,969
Maxim Integrated Products, Inc.	425,153	23,073,053
Microchip Technology, Inc.	362,387	29,125,043
Micron Technology, Inc. *	1,716,983	65,623,090
NVIDIA Corp.	932,766	134,085,113
Qorvo, Inc. *	188,900	12,346,504
QUALCOMM, Inc.	1,853,462	91,783,438
Skyworks Solutions, Inc.	268,880	19,638,995
Texas Instruments, Inc.	1,468,161	147,814,450
Xilinx, Inc.	388,312	43,467,645
		1,278,533,932

Software & Services 10.8%
Accenture plc, Class A	975,319	149,760,233
Adobe Systems, Inc. *	746,450	184,985,239
Akamai Technologies, Inc. *	247,185	16,091,744
Alliance Data Systems Corp.	71,700	12,733,203
ANSYS, Inc. *	127,000	20,872,450
Autodesk, Inc. *	334,518	49,241,050
Automatic Data Processing, Inc.	669,891	93,677,557
Broadridge Financial Solutions, Inc.	177,480	17,895,308
Cadence Design Systems, Inc. *	428,300	20,571,249
Citrix Systems, Inc.	196,646	20,164,081
Cognizant Technology Solutions Corp., Class A	883,965	61,594,681
DXC Technology Co.	428,284	27,461,570
Fidelity National Information Services, Inc.	501,829	52,456,185
Fiserv, Inc. *	607,460	50,376,658
FleetCor Technologies, Inc. *	136,073	27,460,892
Fortinet, Inc. *	221,000	16,921,970
Gartner, Inc. *	138,760	18,856,096
Global Payments, Inc.	242,244	27,199,156
International Business Machines Corp.	1,390,486	186,909,128
Intuit, Inc.	396,824	85,642,556
Jack Henry & Associates, Inc.	118,192	15,784,542
Mastercard, Inc., Class A	1,389,767	293,421,507
Microsoft Corp.	11,821,008	1,234,467,866
Oracle Corp.	3,897,504	195,771,626
Paychex, Inc.	487,995	34,550,046
PayPal Holdings, Inc. *	1,802,319	159,973,834
Red Hat, Inc. *	271,162	48,223,450
salesforce.com, Inc. *	1,169,721	177,762,500
Symantec Corp.	985,069	20,706,150
Synopsys, Inc. *	227,250	21,213,788
The Western Union Co.	668,625	12,202,406
Total System Services, Inc.	256,671	23,000,288

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VeriSign, Inc. *	163,704	27,710,176
Visa, Inc., Class A	2,687,872	362,889,599
		3,768,548,784

Technology Hardware & Equipment 5.3%
Amphenol Corp., Class A	460,380	40,476,610
Apple, Inc.	6,894,846	1,147,578,168
Arista Networks, Inc. *	79,776	17,134,289
Cisco Systems, Inc.	6,874,084	325,075,432
Corning, Inc.	1,224,653	40,731,959
F5 Networks, Inc. *	92,100	14,823,495
FLIR Systems, Inc.	210,279	10,278,438
Hewlett Packard Enterprise Co.	2,179,749	33,982,287
HP, Inc.	2,418,513	53,279,841
IPG Photonics Corp. *	55,795	7,420,735
Juniper Networks, Inc.	531,195	13,779,198
Keysight Technologies, Inc. *	285,511	21,133,524
Motorola Solutions, Inc.	250,855	29,327,458
NetApp, Inc.	387,227	24,693,466
Seagate Technology plc	402,022	17,801,534
TE Connectivity Ltd.	524,059	42,422,576
Western Digital Corp.	440,936	19,837,711
Xerox Corp.	310,939	8,771,589
		1,868,548,310

Telecommunication Services 2.0%
AT&T, Inc.	11,131,970	334,627,018
CenturyLink, Inc.	1,454,753	22,286,816
Verizon Communications, Inc.	6,319,655	347,960,204
		704,874,038

Transportation 2.1%
Alaska Air Group, Inc.	186,406	11,920,664
American Airlines Group, Inc.	625,477	22,373,312
C.H. Robinson Worldwide, Inc.	209,595	18,186,558
CSX Corp.	1,227,140	80,623,098
Delta Air Lines, Inc.	955,689	47,239,707
Expeditors International of Washington, Inc.	261,900	18,149,670
FedEx Corp.	371,288	65,929,610
JB Hunt Transport Services, Inc.	133,196	14,257,300
Kansas City Southern	156,595	16,559,921
Norfolk Southern Corp.	417,048	69,955,632
Southwest Airlines Co.	773,530	43,905,563
Union Pacific Corp.	1,126,700	179,224,169
United Continental Holdings, Inc. *	351,290	30,657,078
United Parcel Service, Inc., Class B	1,063,588	112,102,175
		731,084,457

Utilities 3.2%
AES Corp.	1,008,249	16,525,201
Alliant Energy Corp.	358,569	15,945,563
Ameren Corp.	376,169	26,083,558
Security	Number of Shares	Value ($)
American Electric Power Co., Inc.	752,662	59,550,617
American Water Works Co., Inc.	276,077	26,412,287
CenterPoint Energy, Inc.	760,303	23,508,569
CMS Energy Corp.	431,614	22,504,354
Consolidated Edison, Inc.	476,058	36,965,904
Dominion Energy, Inc.	1,168,756	82,093,421
DTE Energy Co.	279,519	32,913,362
Duke Energy Corp.	1,090,393	95,714,698
Edison International	500,824	28,531,943
Entergy Corp.	277,513	24,751,385
Evergy, Inc.	404,168	23,166,910
Eversource Energy	485,325	33,686,408
Exelon Corp.	1,481,009	70,732,990
FirstEnergy Corp.	741,735	29,076,012
NextEra Energy, Inc.	729,764	130,613,161
NiSource, Inc.	559,464	15,262,178
NRG Energy, Inc.	447,584	18,310,661
Pinnacle West Capital Corp.	172,624	15,211,627
PPL Corp.	1,103,569	34,563,781
Public Service Enterprise Group, Inc.	771,483	42,084,398
Sempra Energy	417,654	48,857,165
The Southern Co.	1,574,669	76,528,913
WEC Energy Group, Inc.	483,813	35,332,863
Xcel Energy, Inc.	786,063	41,158,259
		1,106,086,188
Total Common Stock
(Cost $18,867,026,465)		34,728,410,280
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
BNP Paribas
1.75%, 02/01/19 (b)	96,476,018	96,476,018
Total Short-Term Investment
(Cost $96,476,018)		96,476,018

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	1,229	166,191,525	5,063,708
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,787,189	42,961	—	1,830,150	$85,596,115	$1,064,960	$—	$233,412

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$34,728,410,280	$—	$—	$34,728,410,280
Short-Term Investment[1]	—	96,476,018	—	96,476,018
Futures Contracts[2]	5,063,708	—	—	5,063,708
Total	$34,733,473,988	$96,476,018	$—	$34,829,950,006
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.8%
Adient plc	25,818	509,647
Aptiv plc	80,800	6,393,704
Autoliv, Inc.	26,600	2,124,010
BorgWarner, Inc.	63,892	2,613,183
Dana, Inc.	45,700	805,234
Delphi Technologies plc	27,466	491,916
Ford Motor Co.	1,200,987	10,568,686
Garrett Motion, Inc. *	22,901	365,729
General Motors Co.	402,512	15,706,018
Gentex Corp.	80,644	1,708,040
Harley-Davidson, Inc.	50,210	1,850,741
Lear Corp.	19,590	3,015,489
Tesla, Inc. *	41,713	12,806,725
The Goodyear Tire & Rubber Co.	72,900	1,544,751
Thor Industries, Inc.	14,800	963,776
Veoneer, Inc. *(a)	26,600	792,946
Visteon Corp. *	9,200	707,388
		62,967,983

Banks 5.8%
Associated Banc-Corp.	51,800	1,121,470
Bank of America Corp.	2,803,461	79,814,535
Bank of Hawaii Corp.	12,970	1,002,970
Bank OZK	38,000	1,152,920
BankUnited, Inc.	31,300	1,058,253
BB&T Corp.	236,439	11,538,223
BOK Financial Corp.	9,900	822,789
Chemical Financial Corp.	22,600	1,004,796
CIT Group, Inc.	32,088	1,482,145
Citigroup, Inc.	750,128	48,353,251
Citizens Financial Group, Inc.	143,550	4,869,216
Comerica, Inc.	49,772	3,919,047
Commerce Bancshares, Inc.	30,467	1,821,927
Cullen/Frost Bankers, Inc.	19,600	1,906,688
East West Bancorp, Inc.	44,100	2,219,112
Essent Group Ltd. *	30,500	1,212,375
F.N.B. Corp.	100,483	1,170,627
Fifth Third Bancorp	201,115	5,393,904
First Citizens BancShares, Inc., Class A	2,700	1,100,331
First Hawaiian, Inc.	27,700	712,721
First Horizon National Corp.	99,933	1,467,016
First Republic Bank	50,200	4,850,826
Hancock Whitney Corp.	25,238	1,036,777
Home BancShares, Inc.	50,100	917,331
Huntington Bancshares, Inc.	324,306	4,293,811
IBERIABANK Corp.	17,454	1,289,676
Investors Bancorp, Inc.	70,517	856,076
JPMorgan Chase & Co.	1,021,378	105,712,623
KeyCorp	317,218	5,224,580
LendingTree, Inc. *	2,300	681,582
M&T Bank Corp.	43,051	7,083,612
MB Financial, Inc.	25,900	1,149,442
Security	Number of Shares	Value ($)
MGIC Investment Corp. *	111,600	1,392,768
New York Community Bancorp, Inc.	152,736	1,774,792
PacWest Bancorp	38,344	1,479,695
People’s United Financial, Inc.	114,993	1,883,585
Pinnacle Financial Partners, Inc.	22,700	1,220,579
Popular, Inc.	31,529	1,721,799
Prosperity Bancshares, Inc.	20,900	1,486,826
Radian Group, Inc.	65,144	1,253,371
Regions Financial Corp.	318,082	4,825,304
Signature Bank	16,200	2,062,422
Sterling Bancorp	69,400	1,335,256
SunTrust Banks, Inc.	137,803	8,188,254
SVB Financial Group *	16,200	3,780,756
Synovus Financial Corp.	50,909	1,803,197
TCF Financial Corp.	51,200	1,134,592
Texas Capital Bancshares, Inc. *	15,990	931,737
TFS Financial Corp.	16,400	267,484
The PNC Financial Services Group, Inc.	141,713	17,383,934
U.S. Bancorp	466,405	23,861,280
UMB Financial Corp.	13,800	888,168
Umpqua Holdings Corp.	67,400	1,191,632
United Bankshares, Inc.	32,600	1,153,062
Valley National Bancorp	102,900	1,040,319
Webster Financial Corp.	28,300	1,524,804
Wells Fargo & Co.	1,301,234	63,643,355
Western Alliance Bancorp *	30,400	1,346,112
Wintrust Financial Corp.	17,428	1,239,828
Zions Bancorp NA	58,698	2,793,438
		458,849,001

Capital Goods 6.9%
3M Co.	178,954	35,844,486
A.O. Smith Corp.	44,100	2,110,626
Acuity Brands, Inc.	12,500	1,511,375
AECOM *	47,300	1,447,853
AGCO Corp.	20,730	1,330,866
Air Lease Corp.	31,200	1,183,728
Allegion plc	29,200	2,507,112
Allison Transmission Holdings, Inc.	36,300	1,766,721
AMETEK, Inc.	71,305	5,198,135
Arconic, Inc.	130,940	2,464,291
Arcosa, Inc.	14,733	433,592
Barnes Group, Inc.	13,800	815,304
Beacon Roofing Supply, Inc. *	20,100	730,233
BWX Technologies, Inc.	30,500	1,415,810
Carlisle Cos., Inc.	18,136	1,953,791
Caterpillar, Inc.	181,296	24,141,375
Colfax Corp. *	28,000	693,000
Crane Co.	15,384	1,273,180
Cummins, Inc.	45,292	6,662,906
Curtiss-Wright Corp.	13,800	1,566,576
Deere & Co.	98,846	16,210,744
Donaldson Co., Inc.	38,900	1,839,192
Dover Corp.	45,037	3,955,600
Dycom Industries, Inc. *	9,100	528,255
Eaton Corp. plc	132,821	10,127,601

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EMCOR Group, Inc.	17,500	1,141,525
Emerson Electric Co.	192,228	12,585,167
Fastenal Co.	87,500	5,290,250
Flowserve Corp.	40,923	1,802,249
Fluor Corp.	44,158	1,614,858
Fortive Corp.	90,320	6,773,097
Fortune Brands Home & Security, Inc.	42,900	1,943,370
Gardner Denver Holdings, Inc. *	39,200	967,064
General Dynamics Corp.	85,474	14,630,585
General Electric Co.	2,666,702	27,093,692
Graco, Inc.	50,282	2,178,719
Harris Corp.	36,107	5,530,870
HD Supply Holdings, Inc. *	55,600	2,331,864
HEICO Corp., Class A	22,025	1,542,411
Hexcel Corp.	26,300	1,780,773
Honeywell International, Inc.	227,417	32,663,904
Hubbell, Inc.	16,932	1,851,176
Huntington Ingalls Industries, Inc.	13,200	2,725,140
IDEX Corp.	23,631	3,257,770
Illinois Tool Works, Inc.	93,747	12,872,401
Ingersoll-Rand plc	75,321	7,535,113
ITT, Inc.	27,300	1,434,888
Jacobs Engineering Group, Inc.	36,356	2,355,869
JELD-WEN Holding, Inc. *	19,300	344,312
Johnson Controls International plc	283,986	9,590,207
Kennametal, Inc.	25,500	958,290
L3 Technologies, Inc.	24,174	4,759,377
Lennox International, Inc.	11,200	2,567,936
Lincoln Electric Holdings, Inc.	20,100	1,737,444
Lockheed Martin Corp.	75,979	22,010,357
Masco Corp.	92,528	2,998,832
MasTec, Inc. *	19,292	856,179
MSC Industrial Direct Co., Inc., Class A	14,258	1,190,400
Navistar International Corp. *	18,700	614,108
Nordson Corp.	16,000	2,074,240
Northrop Grumman Corp.	53,332	14,695,633
nVent Electric plc	51,354	1,284,877
Oshkosh Corp.	22,100	1,658,605
Owens Corning	34,000	1,781,260
PACCAR, Inc.	107,289	7,029,575
Parker-Hannifin Corp.	40,753	6,716,502
Pentair plc	48,454	1,995,820
Quanta Services, Inc.	44,000	1,554,960
Raytheon Co.	87,357	14,392,939
Resideo Technologies, Inc. *	38,169	837,046
Rockwell Automation, Inc.	37,049	6,280,546
Roper Technologies, Inc.	31,691	8,976,793
Sensata Technologies Holding plc *	50,400	2,394,000
Snap-on, Inc.	17,250	2,863,328
Spirit AeroSystems Holdings, Inc., Class A	32,300	2,693,820
Stanley Black & Decker, Inc.	46,641	5,897,288
Teledyne Technologies, Inc. *	11,000	2,466,420
Terex Corp.	20,800	638,768
Textron, Inc.	74,506	3,965,954
The Boeing Co.	162,198	62,546,793
The Middleby Corp. *	17,400	2,046,588
The Timken Co.	21,044	896,264
The Toro Co.	31,800	1,892,100
TransDigm Group, Inc. *	14,900	5,825,900
Trinity Industries, Inc.	44,200	1,033,396
United Rentals, Inc. *	24,967	3,127,366
United Technologies Corp.	249,100	29,411,237
Univar, Inc. *	37,042	771,585
USG Corp.	26,300	1,134,845
Valmont Industries, Inc.	6,682	861,978
W.W. Grainger, Inc.	14,041	4,147,571
WABCO Holdings, Inc. *	15,900	1,816,257
Wabtec Corp.	26,200	1,811,992
Watsco, Inc.	9,926	1,463,886
Security	Number of Shares	Value ($)
Woodward, Inc.	17,300	1,571,705
Xylem, Inc.	55,600	3,962,056
		541,762,442

Commercial & Professional Services 0.8%
Cintas Corp.	26,610	4,989,641
Copart, Inc. *	62,665	3,172,729
CoStar Group, Inc. *	11,100	4,337,214
Deluxe Corp.	14,500	681,065
Equifax, Inc.	37,300	3,991,846
Healthcare Services Group, Inc.	22,700	990,174
IHS Markit Ltd. *	110,707	5,747,907
KAR Auction Services, Inc.	41,500	2,158,415
ManpowerGroup, Inc.	18,691	1,477,150
Nielsen Holdings plc	107,600	2,763,168
Republic Services, Inc.	67,101	5,147,318
Robert Half International, Inc.	37,791	2,434,874
Rollins, Inc.	44,175	1,645,077
Stericycle, Inc. *	26,398	1,163,624
The Brink’s Co.	15,600	1,155,180
The Dun & Bradstreet Corp.	11,425	1,653,655
TransUnion	56,692	3,448,007
Verisk Analytics, Inc. *	50,600	5,940,946
Waste Management, Inc.	120,485	11,526,800
		64,424,790

Consumer Durables & Apparel 1.2%
Brunswick Corp.	26,300	1,323,416
Capri Holdings Ltd. *	45,447	1,930,589
Carter’s, Inc.	14,300	1,185,470
Columbia Sportswear Co.	8,900	793,791
D.R. Horton, Inc.	105,597	4,060,205
Garmin Ltd.	37,648	2,604,489
Hanesbrands, Inc.	108,800	1,630,912
Hasbro, Inc.	36,025	3,262,424
Leggett & Platt, Inc.	39,744	1,627,914
Lennar Corp., Class A	90,110	4,273,016
lululemon Athletica, Inc. *	32,400	4,789,044
Mattel, Inc. *	102,797	1,217,116
Mohawk Industries, Inc. *	19,439	2,503,549
Newell Brands, Inc.	131,313	2,785,149
NIKE, Inc., Class B	391,312	32,040,627
NVR, Inc. *	1,033	2,747,780
Polaris Industries, Inc.	17,500	1,467,900
PulteGroup, Inc.	80,669	2,243,405
PVH Corp.	23,614	2,576,523
Ralph Lauren Corp.	16,795	1,950,571
Skechers U.S.A., Inc., Class A *	40,162	1,091,201
Tapestry, Inc.	89,430	3,461,835
Toll Brothers, Inc.	41,800	1,544,092
VF Corp.	99,528	8,377,272
Whirlpool Corp.	19,815	2,635,593
		94,123,883

Consumer Services 2.1%
Aramark	76,496	2,520,543
Boyd Gaming Corp.	23,900	652,948
Bright Horizons Family Solutions, Inc. *	17,800	2,061,062
Caesars Entertainment Corp. *	177,100	1,618,694
Carnival Corp.	122,760	7,068,521
Chipotle Mexican Grill, Inc. *	7,550	3,998,556
Choice Hotels International, Inc.	10,700	847,012
Churchill Downs, Inc.	10,800	993,384
Cracker Barrel Old Country Store, Inc.	7,500	1,254,600
Darden Restaurants, Inc.	38,365	4,025,639
Domino’s Pizza, Inc.	12,892	3,657,847

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dunkin’ Brands Group, Inc.	24,900	1,702,911
Extended Stay America, Inc.	56,900	972,990
frontdoor, Inc. *	20,850	619,662
Grand Canyon Education, Inc. *	15,100	1,403,394
H&R Block, Inc.	62,428	1,472,677
Hilton Grand Vacations, Inc. *	30,193	916,056
Hilton Worldwide Holdings, Inc.	91,100	6,785,128
Las Vegas Sands Corp.	113,005	6,594,972
Marriott International, Inc., Class A	87,021	9,966,515
Marriott Vacations Worldwide Corp.	12,880	1,140,395
McDonald’s Corp.	236,789	42,333,137
MGM Resorts International	153,887	4,530,433
Norwegian Cruise Line Holdings Ltd. *	67,600	3,476,668
Royal Caribbean Cruises Ltd.	52,391	6,289,540
Scientific Games Corp., Class A *	15,800	395,948
Service Corp. International	55,600	2,386,352
ServiceMaster Global Holdings, Inc. *	41,700	1,625,883
Six Flags Entertainment Corp.	21,900	1,348,821
Starbucks Corp.	380,750	25,944,305
Texas Roadhouse, Inc.	20,900	1,271,556
The Wendy’s Co.	56,900	985,508
Vail Resorts, Inc.	12,400	2,334,424
Weight Watchers International, Inc. *	11,400	364,800
Wyndham Destinations, Inc.	29,465	1,241,655
Wyndham Hotels & Resorts, Inc.	29,865	1,466,073
Wynn Resorts Ltd.	30,242	3,720,068
Yum! Brands, Inc.	95,927	9,015,220
		169,003,897

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	16,259	1,706,382
AGNC Investment Corp.	160,578	2,875,952
Ally Financial, Inc.	127,600	3,325,256
American Express Co.	214,977	22,078,138
Ameriprise Financial, Inc.	42,828	5,422,025
Annaly Capital Management, Inc.	426,498	4,452,639
Berkshire Hathaway, Inc., Class B *	597,556	122,821,660
BGC Partners, Inc., Class A	81,800	506,342
BlackRock, Inc.	37,302	15,483,314
Capital One Financial Corp.	145,353	11,713,998
Cboe Global Markets, Inc.	34,290	3,198,228
CME Group, Inc.	109,874	20,027,833
Credit Acceptance Corp. *	3,800	1,512,476
Discover Financial Services	103,004	6,951,740
E*TRADE Financial Corp.	77,990	3,639,013
Eaton Vance Corp.	36,184	1,393,808
Evercore, Inc., Class A	12,700	1,136,015
FactSet Research Systems, Inc.	11,600	2,536,108
Franklin Resources, Inc.	92,377	2,735,283
Interactive Brokers Group, Inc., Class A	23,100	1,164,240
Intercontinental Exchange, Inc.	174,950	13,429,162
Invesco Ltd.	126,477	2,304,411
Janus Henderson Group plc	49,800	1,087,134
Jefferies Financial Group, Inc.	86,378	1,797,526
Lazard Ltd., Class A	39,699	1,579,623
Legg Mason, Inc.	25,314	754,357
LPL Financial Holdings, Inc.	26,600	1,871,842
MarketAxess Holdings, Inc.	11,500	2,469,855
Moody’s Corp.	51,326	8,135,684
Morgan Stanley	401,721	16,992,798
Morningstar, Inc.	5,400	670,410
MSCI, Inc.	27,050	4,605,804
Nasdaq, Inc.	35,137	3,093,462
Navient Corp.	69,700	794,580
New Residential Investment Corp.	111,600	1,894,968
Northern Trust Corp.	67,976	6,013,157
OneMain Holdings, Inc. *	24,300	726,327
Raymond James Financial, Inc.	39,649	3,191,745
Security	Number of Shares	Value ($)
S&P Global, Inc.	77,052	14,767,016
Santander Consumer USA Holdings, Inc.	36,900	703,314
SEI Investments Co.	39,748	1,889,620
SLM Corp. *	130,400	1,396,584
Starwood Property Trust, Inc.	84,100	1,856,928
State Street Corp.	116,350	8,249,215
Stifel Financial Corp.	22,382	1,071,426
Synchrony Financial	203,050	6,099,622
T. Rowe Price Group, Inc.	73,850	6,902,021
TD Ameritrade Holding Corp.	82,931	4,639,990
The Bank of New York Mellon Corp.	279,502	14,623,545
The Charles Schwab Corp. (b)	367,665	17,195,692
The Goldman Sachs Group, Inc.	106,332	21,054,799
Voya Financial, Inc.	47,230	2,192,889
		408,735,956

Energy 5.2%
Anadarko Petroleum Corp.	155,048	7,338,422
Antero Resources Corp. *	66,200	665,972
Apache Corp.	116,200	3,813,684
Apergy Corp. *	24,518	824,295
Baker Hughes, a GE Co.	156,421	3,686,843
Cabot Oil & Gas Corp.	132,696	3,310,765
Centennial Resource Development, Inc., Class A *	59,100	778,347
Cheniere Energy, Inc. *	67,900	4,457,635
Chesapeake Energy Corp. *(a)	320,530	913,511
Chevron Corp.	587,137	67,315,257
Cimarex Energy Co.	29,115	2,193,524
Concho Resources, Inc. *	61,182	7,332,051
ConocoPhillips	354,027	23,964,088
Continental Resources, Inc. *	25,800	1,191,186
Core Laboratories N.V.	13,300	897,218
Devon Energy Corp.	144,114	3,840,638
Diamondback Energy, Inc.	47,462	4,894,281
EOG Resources, Inc.	178,104	17,667,917
EQT Corp.	77,919	1,517,083
Equitrans Midstream Corp. *	61,955	1,289,903
Exxon Mobil Corp.	1,300,241	95,281,660
Halliburton Co.	269,288	8,444,872
Helmerich & Payne, Inc.	33,892	1,897,613
Hess Corp.	76,423	4,126,842
HollyFrontier Corp.	48,700	2,743,758
Kinder Morgan, Inc.	581,217	10,520,028
KLX Energy Services Holdings, Inc. *	6,360	165,742
Marathon Oil Corp.	254,896	4,024,808
Marathon Petroleum Corp.	212,093	14,053,282
Murphy Oil Corp.	49,944	1,365,968
National Oilwell Varco, Inc.	117,826	3,473,510
Newfield Exploration Co. *	61,566	1,125,426
Noble Energy, Inc.	147,622	3,297,875
Occidental Petroleum Corp.	232,216	15,507,384
ONEOK, Inc.	126,145	8,099,770
Parsley Energy, Inc., Class A *	79,100	1,469,678
Patterson-UTI Energy, Inc.	68,523	831,184
PBF Energy, Inc., Class A	37,600	1,376,912
PDC Energy, Inc. *	20,659	672,864
Peabody Energy Corp.	23,000	821,100
Phillips 66	130,500	12,451,005
Pioneer Natural Resources Co.	52,211	7,430,670
Range Resources Corp.	62,828	692,993
RPC, Inc.	17,600	189,904
Schlumberger Ltd.	425,405	18,807,155
Targa Resources Corp.	70,000	3,010,700
TechnipFMC plc	131,368	3,016,209
The Williams Cos., Inc.	370,421	9,975,438
Transocean Ltd. *	155,600	1,333,492
Valero Energy Corp.	130,462	11,457,173

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weatherford International plc *	305,300	197,957
WPX Energy, Inc. *	124,100	1,521,466
		407,277,058

Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	11,200	1,441,216
Costco Wholesale Corp.	134,759	28,923,324
Sysco Corp.	146,630	9,362,325
The Kroger Co.	245,826	6,964,251
U.S. Foods Holding Corp. *	65,600	2,212,032
Walgreens Boots Alliance, Inc.	246,769	17,831,528
Walmart, Inc.	437,206	41,897,451
		108,632,127

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	577,105	28,480,132
Archer-Daniels-Midland Co.	171,805	7,714,045
Brown-Forman Corp., Class B	50,650	2,393,213
Bunge Ltd.	43,292	2,384,090
Campbell Soup Co.	58,858	2,085,339
ConAgra Brands, Inc.	148,549	3,214,600
Constellation Brands, Inc., Class A	51,032	8,862,217
Flowers Foods, Inc.	56,925	1,119,146
General Mills, Inc.	184,002	8,177,049
Hormel Foods Corp.	83,988	3,554,372
Ingredion, Inc.	21,800	2,158,200
Kellogg Co.	78,231	4,616,411
Keurig Dr Pepper, Inc.	55,420	1,508,532
Lamb Weston Holdings, Inc.	45,365	3,279,890
McCormick & Co., Inc. — Non Voting Shares	37,654	4,655,541
Molson Coors Brewing Co., Class B	57,072	3,801,566
Mondelez International, Inc., Class A	445,935	20,628,953
Monster Beverage Corp. *	121,700	6,966,108
National Beverage Corp.	4,100	343,744
PepsiCo, Inc.	433,646	48,858,895
Philip Morris International, Inc.	477,265	36,615,771
Pilgrim’s Pride Corp. *	15,000	303,900
Post Holdings, Inc. *	20,500	1,902,810
Seaboard Corp.	90	347,775
The Coca-Cola Co.	1,176,942	56,646,218
The Hain Celestial Group, Inc. *	28,700	526,071
The Hershey Co.	43,264	4,590,310
The JM Smucker Co.	34,901	3,660,417
The Kraft Heinz Co.	190,500	9,155,430
Tyson Foods, Inc., Class A	90,559	5,607,413
		284,158,158

Health Care Equipment & Services 6.4%
Abbott Laboratories	539,301	39,358,187
ABIOMED, Inc. *	13,800	4,844,766
Align Technology, Inc. *	22,328	5,558,556
AmerisourceBergen Corp.	48,120	4,011,764
Anthem, Inc.	79,457	24,075,471
athenahealth, Inc. *	12,500	1,684,250
Baxter International, Inc.	151,825	11,005,794
Becton, Dickinson & Co.	82,528	20,587,435
Boston Scientific Corp. *	425,007	16,214,017
Cantel Medical Corp.	10,800	879,336
Cardinal Health, Inc.	91,510	4,572,755
Centene Corp. *	62,967	8,221,601
Cerner Corp. *	101,704	5,584,567
Chemed Corp.	5,000	1,489,700
Cigna Corp. *	116,989	23,375,572
CVS Health Corp.	396,650	26,000,407
Danaher Corp.	189,170	20,982,736
Security	Number of Shares	Value ($)
DaVita, Inc. *	39,150	2,197,490
DENTSPLY SIRONA, Inc.	68,990	2,894,131
DexCom, Inc. *	27,600	3,892,428
Edwards Lifesciences Corp. *	64,284	10,955,279
Encompass Health Corp.	30,562	2,042,764
HCA Healthcare, Inc.	82,358	11,483,176
Henry Schein, Inc. *	46,438	3,608,233
Hill-Rom Holdings, Inc.	20,900	2,090,418
Hologic, Inc. *	82,070	3,643,908
Humana, Inc.	42,095	13,006,934
ICU Medical, Inc. *	5,100	1,268,880
IDEXX Laboratories, Inc. *	26,472	5,632,712
Insulet Corp. *	18,600	1,510,134
Integra LifeSciences Holdings Corp. *	21,700	1,027,712
Intuitive Surgical, Inc. *	35,082	18,370,338
Laboratory Corp. of America Holdings *	30,968	4,315,391
LivaNova plc *	15,000	1,384,800
Masimo Corp. *	15,300	1,903,167
McKesson Corp.	60,070	7,703,977
Medidata Solutions, Inc. *	18,500	1,312,760
MEDNAX, Inc. *	28,208	1,018,591
Medtronic plc	412,222	36,436,303
Molina Healthcare, Inc. *	19,000	2,526,620
Patterson Cos., Inc.	25,400	566,166
Quest Diagnostics, Inc.	41,847	3,655,335
ResMed, Inc.	43,716	4,160,452
STERIS plc	26,100	2,976,966
Stryker Corp.	95,254	16,914,253
Teleflex, Inc.	14,096	3,855,256
The Cooper Cos., Inc.	15,100	4,209,276
UnitedHealth Group, Inc.	295,526	79,851,125
Universal Health Services, Inc., Class B	26,174	3,468,840
Varian Medical Systems, Inc. *	28,171	3,719,417
Veeva Systems, Inc., Class A *	37,400	4,078,844
WellCare Health Plans, Inc. *	15,498	4,284,887
West Pharmaceutical Services, Inc.	22,500	2,436,075
Zimmer Biomet Holdings, Inc.	62,612	6,859,771
		499,709,723

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	75,588	4,883,741
Colgate-Palmolive Co.	266,142	17,214,065
Coty, Inc., Class A *	142,141	1,103,014
Energizer Holdings, Inc.	18,100	857,940
Herbalife Nutrition Ltd. *	31,700	1,892,490
Kimberly-Clark Corp.	106,208	11,829,447
Nu Skin Enterprises, Inc., Class A	17,200	1,129,180
Spectrum Brands Holdings, Inc.	13,356	746,333
The Clorox Co.	39,325	5,835,043
The Estee Lauder Cos., Inc., Class A	67,570	9,217,899
The Procter & Gamble Co.	765,463	73,844,216
		128,553,368

Insurance 2.6%
Aflac, Inc.	233,760	11,150,352
Alleghany Corp.	4,586	2,896,334
American Financial Group, Inc.	21,805	2,079,979
American International Group, Inc.	271,423	11,733,616
Aon plc	73,929	11,549,928
Arch Capital Group Ltd. *	124,200	3,645,270
Arthur J. Gallagher & Co.	56,220	4,200,196
Assurant, Inc.	15,992	1,541,469
Assured Guaranty Ltd.	32,300	1,310,088
Athene Holding Ltd., Class A *	38,400	1,647,360
Axis Capital Holdings Ltd.	25,662	1,374,200
Brighthouse Financial, Inc. *	36,676	1,369,482
Brown & Brown, Inc.	71,352	1,937,920

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chubb Ltd.	141,526	18,830,034
Cincinnati Financial Corp.	46,617	3,781,571
CNA Financial Corp.	9,150	419,619
CNO Financial Group, Inc.	51,200	915,456
Erie Indemnity Co., Class A	6,285	919,998
Everest Re Group Ltd.	12,420	2,720,601
Fidelity National Financial, Inc.	84,969	3,072,479
First American Financial Corp.	33,794	1,692,404
Lincoln National Corp.	66,159	3,869,640
Loews Corp.	84,158	4,031,168
Markel Corp. *	4,247	4,474,257
Marsh & McLennan Cos., Inc.	154,520	13,627,119
MetLife, Inc.	303,080	13,841,664
Old Republic International Corp.	88,409	1,781,441
Primerica, Inc.	12,900	1,449,573
Principal Financial Group, Inc.	81,230	4,067,186
Prudential Financial, Inc.	126,838	11,686,853
Reinsurance Group of America, Inc.	19,510	2,818,220
RenaissanceRe Holdings Ltd.	12,107	1,671,129
The Allstate Corp.	105,598	9,278,896
The Hanover Insurance Group, Inc.	12,700	1,448,308
The Hartford Financial Services Group, Inc.	110,941	5,205,352
The Progressive Corp.	179,663	12,089,523
The Travelers Cos., Inc.	81,338	10,211,173
Torchmark Corp.	31,597	2,646,565
Unum Group	67,046	2,330,519
W. R. Berkley Corp.	29,925	2,300,933
Willis Towers Watson plc	40,066	6,522,344
		204,140,219

Materials 2.9%
Air Products & Chemicals, Inc.	67,664	11,123,285
Albemarle Corp.	32,603	2,632,040
Alcoa Corp. *	57,980	1,720,846
AptarGroup, Inc.	19,000	1,883,280
Ashland Global Holdings, Inc.	19,100	1,449,690
Avery Dennison Corp.	26,560	2,774,192
Axalta Coating Systems Ltd. *	65,300	1,672,986
Ball Corp.	104,352	5,455,523
Bemis Co., Inc.	28,149	1,374,797
Berry Global Group, Inc. *	40,400	1,989,700
Cabot Corp.	17,839	836,471
Celanese Corp.	40,943	3,920,702
CF Industries Holdings, Inc.	70,560	3,079,944
Crown Holdings, Inc. *	41,075	2,094,825
DowDuPont, Inc.	704,641	37,916,732
Eagle Materials, Inc.	14,650	1,040,150
Eastman Chemical Co.	43,062	3,471,658
Ecolab, Inc.	78,092	12,351,812
FMC Corp.	41,104	3,280,099
Freeport-McMoRan, Inc.	441,957	5,144,380
Graphic Packaging Holding Co.	93,400	1,127,338
Huntsman Corp.	67,800	1,489,566
International Flavors & Fragrances, Inc.	31,208	4,424,670
International Paper Co.	124,607	5,910,110
Linde plc	169,128	27,569,555
Louisiana-Pacific Corp.	41,800	1,019,084
LyondellBasell Industries N.V., Class A	96,563	8,398,084
Martin Marietta Materials, Inc.	19,124	3,378,828
NewMarket Corp.	2,800	1,123,052
Newmont Mining Corp.	162,928	5,557,474
Nucor Corp.	96,876	5,932,686
Olin Corp.	52,500	1,239,525
Owens-Illinois, Inc.	49,400	991,458
Packaging Corp. of America	29,030	2,738,110
PPG Industries, Inc.	73,912	7,793,281
Reliance Steel & Aluminum Co.	21,422	1,754,033
Royal Gold, Inc.	20,400	1,782,348
Security	Number of Shares	Value ($)
RPM International, Inc.	40,200	2,297,832
Sealed Air Corp.	47,802	1,888,179
Sonoco Products Co.	30,870	1,777,495
Steel Dynamics, Inc.	71,200	2,605,208
The Chemours Co.	52,500	1,876,875
The Mosaic Co.	108,966	3,517,423
The Scotts Miracle-Gro Co.	12,068	897,256
The Sherwin-Williams Co.	25,265	10,649,703
United States Steel Corp.	54,100	1,219,414
Valvoline, Inc.	59,630	1,318,419
Vulcan Materials Co.	40,825	4,149,861
W.R. Grace & Co.	20,300	1,441,503
Westlake Chemical Corp.	10,700	790,730
WestRock Co.	77,542	3,156,735
		225,028,947

Media & Entertainment 7.8%
Activision Blizzard, Inc.	233,738	11,041,783
Alphabet, Inc., Class A *	91,831	103,391,605
Alphabet, Inc., Class C *	94,492	105,488,034
Altice USA, Inc., Class A	35,800	703,112
Cable One, Inc.	1,550	1,370,727
CBS Corp., Class B — Non Voting Shares	102,868	5,087,851
Charter Communications, Inc., Class A *	54,088	17,905,832
Cinemark Holdings, Inc.	32,800	1,342,176
Comcast Corp., Class A	1,394,455	50,995,219
Discovery, Inc., Class A *	48,200	1,367,916
Discovery, Inc., Class C *	110,604	2,947,597
DISH Network Corp., Class A *	70,572	2,164,443
Electronic Arts, Inc. *	92,731	8,553,508
Facebook, Inc., Class A *	737,852	122,992,550
GCI Liberty, Inc., Class A *	30,808	1,568,127
IAC/InterActiveCorp *	23,730	5,013,674
Liberty Broadband Corp., Class C *	47,000	3,995,940
Liberty Global plc, Class A *	63,741	1,555,280
Liberty Global plc, Class C *	183,672	4,327,312
Liberty Media Corp. — Liberty Formula One, Class C *	61,800	1,938,666
Liberty Media Corp. — Liberty SiriusXM, Class A *	25,546	1,016,220
Liberty Media Corp. — Liberty SiriusXM, Class C *	48,900	1,954,044
Lions Gate Entertainment Corp., Class B	32,300	566,219
Live Nation Entertainment, Inc. *	42,800	2,290,228
Netflix, Inc. *	134,000	45,493,000
News Corp., Class A	118,782	1,523,973
Nexstar Media Group, Inc., Class A	13,600	1,135,192
Omnicom Group, Inc.	68,688	5,349,422
Sirius XM Holdings, Inc. (a)	519,126	3,026,505
Snap, Inc., Class A *(a)	211,400	1,412,152
Take-Two Interactive Software, Inc. *	34,900	3,683,695
The Interpublic Group of Cos., Inc.	118,364	2,692,781
The Madison Square Garden Co., Class A *	5,291	1,470,369
The Walt Disney Co.	457,140	50,980,253
Tribune Media Co., Class A	24,000	1,101,840
TripAdvisor, Inc. *	31,300	1,795,994
Twenty-First Century Fox, Inc., Class A	324,666	16,009,281
Twenty-First Century Fox, Inc., Class B	149,572	7,338,002
Twitter, Inc. *	222,200	7,457,032
Viacom, Inc., Class B	109,146	3,211,075
Yelp, Inc. *	23,500	855,870
Zillow Group, Inc., Class C *	35,100	1,231,659
		615,346,158

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	461,975	37,091,973
Agilent Technologies, Inc.	97,931	7,447,653
Akorn, Inc. *	24,100	90,616
Alexion Pharmaceuticals, Inc. *	68,604	8,435,548
Alkermes plc *	47,300	1,554,751
Allergan plc	97,377	14,020,341
Alnylam Pharmaceuticals, Inc. *	27,200	2,272,016
Amgen, Inc.	195,594	36,597,593
Bio-Rad Laboratories, Inc., Class A *	6,100	1,524,207
Bio-Techne Corp.	11,463	1,999,835
Biogen, Inc. *	61,899	20,660,648
BioMarin Pharmaceutical, Inc. *	54,400	5,340,448
Bluebird Bio, Inc. *	17,100	2,281,653
Bristol-Myers Squibb Co.	501,839	24,775,791
Bruker Corp.	30,900	1,083,354
Catalent, Inc. *	43,900	1,621,227
Celgene Corp. *	214,740	18,995,900
Charles River Laboratories International, Inc. *	15,000	1,847,850
Eli Lilly & Co.	289,504	34,699,949
Exact Sciences Corp. *	37,700	3,396,016
Exelixis, Inc. *	91,800	2,163,726
FibroGen, Inc. *	22,900	1,299,575
Gilead Sciences, Inc.	397,264	27,812,453
Illumina, Inc. *	45,100	12,618,529
Incyte Corp. *	54,400	4,384,096
Ionis Pharmaceuticals, Inc. *	42,000	2,436,000
IQVIA Holdings, Inc. *	48,646	6,275,820
Jazz Pharmaceuticals plc *	18,300	2,303,787
Johnson & Johnson	823,725	109,621,323
Merck & Co., Inc.	798,618	59,441,138
Mettler-Toledo International, Inc. *	7,653	4,883,839
Mylan N.V. *	158,300	4,741,085
Nektar Therapeutics *	53,300	2,256,722
Neurocrine Biosciences, Inc. *	28,300	2,496,626
PerkinElmer, Inc.	34,400	3,113,200
Perrigo Co., plc	39,000	1,811,550
Pfizer, Inc.	1,775,307	75,361,782
PRA Health Sciences, Inc. *	17,800	1,886,266
Regeneron Pharmaceuticals, Inc. *	23,900	10,259,553
Sage Therapeutics, Inc. *	14,600	2,081,814
Sarepta Therapeutics, Inc. *	20,392	2,848,966
Seattle Genetics, Inc. *	33,300	2,545,119
Syneos Health, Inc. *	18,700	954,448
Thermo Fisher Scientific, Inc.	123,598	30,364,321
United Therapeutics Corp. *	13,500	1,556,955
Vertex Pharmaceuticals, Inc. *	78,412	14,969,635
Waters Corp. *	23,300	5,387,426
Zoetis, Inc.	147,473	12,706,274
		634,319,397

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	33,000	4,346,430
American Campus Communities, Inc.	42,300	1,946,646
American Homes 4 Rent, Class A	77,600	1,715,736
American Tower Corp.	135,289	23,383,351
Apartment Investment & Management Co., Class A	47,818	2,367,947
Apple Hospitality REIT, Inc.	64,300	1,055,163
AvalonBay Communities, Inc.	42,349	8,169,969
Boston Properties, Inc.	47,305	6,238,110
Brixmor Property Group, Inc.	91,600	1,569,108
Camden Property Trust	28,764	2,788,670
CBRE Group, Inc., Class A *	97,011	4,438,253
Colony Capital, Inc.	155,500	943,885
CoreSite Realty Corp.	11,000	1,086,690
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	132,400	1,171,740
Crown Castle International Corp.	127,427	14,916,605
CubeSmart	57,200	1,770,340
CyrusOne, Inc.	32,300	1,750,660
Digital Realty Trust, Inc.	63,207	6,847,846
Douglas Emmett, Inc.	49,600	1,876,368
Duke Realty Corp.	110,237	3,223,330
EPR Properties	23,100	1,687,686
Equinix, Inc.	24,762	9,756,228
Equity Commonwealth	37,400	1,210,264
Equity LifeStyle Properties, Inc.	27,600	2,922,288
Equity Residential	112,772	8,182,736
Essex Property Trust, Inc.	20,229	5,486,105
Extra Space Storage, Inc.	38,900	3,835,929
Federal Realty Investment Trust	22,896	3,035,323
First Industrial Realty Trust, Inc.	39,800	1,302,256
Gaming & Leisure Properties, Inc.	61,700	2,313,750
HCP, Inc.	147,080	4,638,903
Healthcare Realty Trust, Inc.	37,600	1,214,104
Healthcare Trust of America, Inc., Class A	64,500	1,833,090
Highwoods Properties, Inc.	31,600	1,400,512
Hospitality Properties Trust	49,181	1,311,165
Host Hotels & Resorts, Inc.	226,239	4,085,876
Hudson Pacific Properties, Inc.	49,012	1,591,420
Invitation Homes, Inc.	90,900	2,044,341
Iron Mountain, Inc.	87,066	3,238,855
JBG SMITH Properties	33,667	1,301,230
Jones Lang LaSalle, Inc.	14,100	2,022,081
Kilroy Realty Corp.	30,700	2,163,122
Kimco Realty Corp.	131,131	2,230,538
Lamar Advertising Co., Class A	26,170	1,948,357
Liberty Property Trust	44,704	2,107,347
Life Storage, Inc.	14,200	1,395,434
Medical Properties Trust, Inc.	111,200	2,023,840
Mid-America Apartment Communities, Inc.	34,970	3,541,762
National Retail Properties, Inc.	49,400	2,603,874
Newmark Group, Inc., Class A	46,246	483,271
Omega Healthcare Investors, Inc.	61,300	2,463,647
Paramount Group, Inc.	65,000	941,200
Park Hotels & Resorts, Inc.	61,318	1,843,832
Prologis, Inc.	192,832	13,336,261
Public Storage	45,909	9,756,581
Rayonier, Inc.	40,200	1,223,688
Realogy Holdings Corp.	35,900	637,225
Realty Income Corp.	90,600	6,223,314
Regency Centers Corp.	52,242	3,395,730
RLJ Lodging Trust	55,500	1,029,525
Ryman Hospitality Properties, Inc.	15,500	1,245,425
SBA Communications Corp. *	34,800	6,352,044
Senior Housing Properties Trust	72,168	993,753
Simon Property Group, Inc.	94,850	17,274,082
SL Green Realty Corp.	25,951	2,398,651
Spirit MTA REIT	15,700	122,774
Spirit Realty Capital, Inc.	27,240	1,081,973
STORE Capital Corp.	59,200	1,913,344
Sun Communities, Inc.	26,600	2,923,606
Sunstone Hotel Investors, Inc.	71,700	1,025,310
Taubman Centers, Inc.	18,300	911,340
The Howard Hughes Corp. *	12,200	1,354,688
The Macerich Co.	32,515	1,500,892
UDR, Inc.	84,662	3,703,963
Ventas, Inc.	110,029	7,095,770
VEREIT, Inc.	298,200	2,409,456
Vornado Realty Trust	53,234	3,721,589
Weingarten Realty Investors	34,902	1,001,338
Welltower, Inc.	115,521	8,951,722

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weyerhaeuser Co.	229,726	6,028,010
WP Carey, Inc.	49,576	3,712,747
		291,092,014

Retailing 6.1%
Advance Auto Parts, Inc.	22,622	3,601,422
Amazon.com, Inc. *	126,161	216,836,695
AutoNation, Inc. *	17,606	682,232
AutoZone, Inc. *	7,747	6,564,343
Best Buy Co., Inc.	71,881	4,258,230
Booking Holdings, Inc. *	14,211	26,046,063
Burlington Stores, Inc. *	20,853	3,580,669
CarMax, Inc. *	53,093	3,120,806
Dollar General Corp.	80,590	9,302,504
Dollar Tree, Inc. *	73,418	7,109,065
eBay, Inc. *	277,987	9,354,263
Expedia Group, Inc.	36,404	4,341,177
Five Below, Inc. *	17,000	2,103,410
Floor & Decor Holdings, Inc., Class A *	17,700	606,933
Foot Locker, Inc.	34,809	1,945,475
Genuine Parts Co.	45,030	4,494,895
GrubHub, Inc. *	27,800	2,235,120
Kohl’s Corp.	51,165	3,514,524
L Brands, Inc.	71,123	1,980,064
LKQ Corp. *	97,900	2,566,938
Lowe’s Cos., Inc.	246,636	23,716,518
Macy’s, Inc.	93,676	2,463,679
Nordstrom, Inc.	35,597	1,652,057
O'Reilly Automotive, Inc. *	24,654	8,497,248
Penske Automotive Group, Inc.	10,700	501,616
Pool Corp.	12,500	1,873,875
Qurate Retail, Inc. *	129,357	2,813,515
Ross Stores, Inc.	114,630	10,559,716
Target Corp.	160,023	11,681,679
The Gap, Inc.	64,155	1,632,103
The Home Depot, Inc.	346,935	63,672,981
The Michaels Cos., Inc. *	27,194	376,909
The TJX Cos., Inc.	379,916	18,893,223
Tiffany & Co.	33,698	2,990,023
Tractor Supply Co.	37,300	3,185,420
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,232	5,030,365
Urban Outfitters, Inc. *	22,300	720,290
Wayfair, Inc., Class A *	19,100	2,090,686
Williams-Sonoma, Inc.	25,300	1,377,079
		477,973,810

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	270,000	6,590,700
Analog Devices, Inc.	113,953	11,265,394
Applied Materials, Inc.	301,949	11,800,167
Broadcom, Inc.	126,970	34,059,702
Cypress Semiconductor Corp.	113,500	1,574,245
Entegris, Inc.	43,200	1,427,760
First Solar, Inc. *	22,700	1,148,393
Integrated Device Technology, Inc. *	39,000	1,905,150
Intel Corp.	1,401,812	66,053,381
KLA-Tencor Corp.	46,838	4,991,526
Lam Research Corp.	47,719	8,092,188
Marvell Technology Group Ltd.	181,074	3,355,301
Maxim Integrated Products, Inc.	85,200	4,623,804
Microchip Technology, Inc.	72,448	5,822,646
Micron Technology, Inc. *	344,059	13,149,935
MKS Instruments, Inc.	16,800	1,371,384
Monolithic Power Systems, Inc.	11,934	1,510,367
NVIDIA Corp.	187,499	26,952,981
ON Semiconductor Corp. *	129,000	2,585,160
Qorvo, Inc. *	38,200	2,496,752
Security	Number of Shares	Value ($)
QUALCOMM, Inc.	371,811	18,412,081
Silicon Laboratories, Inc. *	13,400	1,025,100
Skyworks Solutions, Inc.	54,100	3,951,464
Teradyne, Inc.	55,000	1,979,450
Texas Instruments, Inc.	295,097	29,710,366
Universal Display Corp.	13,000	1,349,790
Versum Materials, Inc.	32,300	1,187,671
Xilinx, Inc.	77,905	8,720,686
		277,113,544

Software & Services 11.2%
2U, Inc. *	17,400	989,190
Accenture plc, Class A	195,780	30,062,019
Adobe Systems, Inc. *	149,822	37,128,888
Akamai Technologies, Inc. *	50,009	3,255,586
Alliance Data Systems Corp.	14,471	2,569,905
Amdocs Ltd.	43,600	2,436,368
ANSYS, Inc. *	25,800	4,240,230
Aspen Technology, Inc. *	21,900	2,116,197
Autodesk, Inc. *	67,172	9,887,718
Automatic Data Processing, Inc.	134,205	18,767,227
Black Knight, Inc. *	43,026	2,116,449
Blackbaud, Inc.	15,000	1,074,000
Booz Allen Hamilton Holding Corp.	43,900	2,156,807
Broadridge Financial Solutions, Inc.	35,700	3,599,631
Cadence Design Systems, Inc. *	85,787	4,120,350
CDK Global, Inc.	40,200	1,966,182
Citrix Systems, Inc.	39,500	4,050,330
Cognizant Technology Solutions Corp., Class A	177,832	12,391,334
CoreLogic, Inc. *	25,100	911,130
DXC Technology Co.	86,704	5,559,460
EPAM Systems, Inc. *	15,500	2,192,940
Euronet Worldwide, Inc. *	15,685	1,803,932
Fair Isaac Corp. *	9,000	2,026,800
Fidelity National Information Services, Inc.	100,322	10,486,659
First Data Corp., Class A *	175,918	4,336,379
Fiserv, Inc. *	122,220	10,135,704
FleetCor Technologies, Inc. *	27,249	5,499,121
Fortinet, Inc. *	44,600	3,415,022
Gartner, Inc. *	28,000	3,804,920
Genpact Ltd.	41,850	1,248,385
Global Payments, Inc.	48,699	5,467,924
GoDaddy, Inc., Class A *	51,917	3,563,064
Guidewire Software, Inc. *	25,300	2,193,004
International Business Machines Corp.	279,188	37,528,451
Intuit, Inc.	79,782	17,218,551
j2 Global, Inc.	14,400	1,082,304
Jack Henry & Associates, Inc.	23,600	3,151,780
Leidos Holdings, Inc.	46,381	2,690,098
LogMeIn, Inc.	16,000	1,488,320
Manhattan Associates, Inc. *	20,800	1,014,416
Mastercard, Inc., Class A	279,029	58,911,393
MAXIMUS, Inc.	19,300	1,353,509
Microsoft Corp.	2,373,444	247,858,757
Nuance Communications, Inc. *	89,900	1,426,713
Nutanix, Inc., Class A *	23,700	1,214,151
Oracle Corp.	782,959	39,328,030
Palo Alto Networks, Inc. *	28,900	6,208,298
Paychex, Inc.	98,328	6,961,622
Paycom Software, Inc. *	14,900	2,208,776
PayPal Holdings, Inc. *	361,970	32,128,457
Pegasystems, Inc.	10,800	607,932
Perspecta, Inc.	44,302	888,255
Proofpoint, Inc. *	16,800	1,711,416
PTC, Inc. *	32,800	2,781,112
RealPage, Inc. *	22,000	1,226,940
Red Hat, Inc. *	54,383	9,671,473

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sabre Corp.	84,650	1,945,257
salesforce.com, Inc. *	234,840	35,688,635
ServiceNow, Inc. *	54,900	12,079,098
Splunk, Inc. *	45,100	5,630,284
Square, Inc., Class A *	94,700	6,756,845
SS&C Technologies Holdings, Inc.	65,900	3,393,191
Symantec Corp.	196,089	4,121,791
Synopsys, Inc. *	45,500	4,247,425
Tableau Software, Inc., Class A *	21,800	2,786,912
Teradata Corp. *	35,844	1,590,757
The Ultimate Software Group, Inc. *	9,700	2,648,779
The Western Union Co.	135,759	2,477,602
Total System Services, Inc.	51,700	4,632,837
Tyler Technologies, Inc. *	12,000	2,270,280
VeriSign, Inc. *	32,505	5,502,121
Visa, Inc., Class A	539,700	72,864,897
VMware, Inc., Class A	23,300	3,519,931
WEX, Inc. *	13,300	2,145,689
Workday, Inc., Class A *	44,770	8,127,098
Worldpay, Inc., Class A *	93,000	7,763,640
Zendesk, Inc. *	32,700	2,208,231
		876,634,909

Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	92,240	8,109,741
Apple, Inc.	1,384,516	230,438,843
Arista Networks, Inc. *	15,900	3,415,002
ARRIS International plc *	50,200	1,575,778
Arrow Electronics, Inc. *	26,800	2,035,460
Avnet, Inc.	34,946	1,439,775
CDW Corp.	46,000	3,830,420
Cisco Systems, Inc.	1,381,215	65,317,657
Cognex Corp.	53,400	2,429,700
Coherent, Inc. *	7,300	862,860
CommScope Holding Co., Inc. *	59,700	1,248,327
Corning, Inc.	245,963	8,180,730
Dell Technologies, Inc., Class C *	48,778	2,370,123
Dolby Laboratories, Inc., Class A	19,800	1,279,674
F5 Networks, Inc. *	18,573	2,989,324
FLIR Systems, Inc.	43,300	2,116,504
Hewlett Packard Enterprise Co.	437,731	6,824,226
HP, Inc.	485,268	10,690,454
IPG Photonics Corp. *	10,800	1,436,400
Jabil, Inc.	44,900	1,196,585
Juniper Networks, Inc.	106,394	2,759,860
Keysight Technologies, Inc. *	57,100	4,226,542
Littelfuse, Inc.	7,700	1,353,044
Motorola Solutions, Inc.	49,912	5,835,212
National Instruments Corp.	35,300	1,560,966
NCR Corp. *	35,344	945,452
NetApp, Inc.	77,400	4,935,798
Seagate Technology plc	80,737	3,575,035
SYNNEX Corp.	12,700	1,228,852
TE Connectivity Ltd.	105,500	8,540,225
Tech Data Corp. *	11,000	1,051,930
Trimble, Inc. *	77,900	2,933,714
Ubiquiti Networks, Inc. (a)	5,700	616,797
ViaSat, Inc. *	17,000	1,065,730
Western Digital Corp.	88,993	4,003,795
Xerox Corp.	63,361	1,787,414
Zebra Technologies Corp., Class A *	16,500	2,864,400
		407,072,349

Telecommunication Services 1.9%
AT&T, Inc.	2,235,302	67,193,178
CenturyLink, Inc.	290,111	4,444,500
Sprint Corp. *	176,400	1,100,736
Security	Number of Shares	Value ($)
T-Mobile US, Inc. *	96,500	6,718,330
Verizon Communications, Inc.	1,269,195	69,881,877
Zayo Group Holdings, Inc. *	62,300	1,710,135
		151,048,756

Transportation 2.0%
Alaska Air Group, Inc.	37,600	2,404,520
AMERCO	2,300	834,118
American Airlines Group, Inc.	126,360	4,519,897
C.H. Robinson Worldwide, Inc.	42,248	3,665,859
CSX Corp.	246,481	16,193,802
Delta Air Lines, Inc.	191,530	9,467,328
Expeditors International of Washington, Inc.	52,998	3,672,761
FedEx Corp.	74,563	13,240,152
Genesee & Wyoming, Inc., Class A *	17,600	1,381,952
JB Hunt Transport Services, Inc.	26,491	2,835,597
JetBlue Airways Corp. *	95,500	1,718,045
Kansas City Southern	31,600	3,341,700
Kirby Corp. *	17,000	1,273,470
Knight-Swift Transportation Holdings, Inc.	37,400	1,187,450
Landstar System, Inc.	12,240	1,243,339
Macquarie Infrastructure Corp.	23,100	997,227
Norfolk Southern Corp.	83,686	14,037,489
Old Dominion Freight Line, Inc.	20,200	2,745,786
Ryder System, Inc.	16,964	982,385
Southwest Airlines Co.	155,417	8,821,469
Union Pacific Corp.	226,424	36,017,266
United Continental Holdings, Inc. *	69,948	6,104,362
United Parcel Service, Inc., Class B	213,535	22,506,589
XPO Logistics, Inc. *	39,250	2,385,615
		161,578,178

Utilities 3.2%
AES Corp.	204,102	3,345,232
ALLETE, Inc.	15,800	1,215,652
Alliant Energy Corp.	72,300	3,215,181
Ameren Corp.	74,585	5,171,724
American Electric Power Co., Inc.	151,371	11,976,473
American Water Works Co., Inc.	55,400	5,300,118
Aqua America, Inc.	54,117	1,896,801
Atmos Energy Corp.	35,918	3,506,674
Avangrid, Inc.	17,100	852,777
CenterPoint Energy, Inc.	154,311	4,771,296
CMS Energy Corp.	87,133	4,543,115
Consolidated Edison, Inc.	95,223	7,394,066
Dominion Energy, Inc.	234,683	16,484,134
DTE Energy Co.	55,897	6,581,872
Duke Energy Corp.	218,895	19,214,603
Edison International	99,454	5,665,894
Entergy Corp.	55,262	4,928,818
Evergy, Inc.	80,777	4,630,138
Eversource Energy	97,812	6,789,131
Exelon Corp.	296,419	14,156,971
FirstEnergy Corp.	149,991	5,879,647
Hawaiian Electric Industries, Inc.	33,800	1,257,022
IDACORP, Inc.	15,210	1,482,975
MDU Resources Group, Inc.	61,117	1,571,318
National Fuel Gas Co.	26,747	1,532,603
NextEra Energy, Inc.	146,808	26,275,696
NiSource, Inc.	112,880	3,079,366
NRG Energy, Inc.	88,900	3,636,899
OGE Energy Corp.	61,960	2,537,262
ONE Gas, Inc.	16,000	1,314,400
Pinnacle West Capital Corp.	34,087	3,003,746
Portland General Electric Co.	27,200	1,314,304
PPL Corp.	221,261	6,929,895

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Public Service Enterprise Group, Inc.	155,572	8,486,453
Sempra Energy	83,914	9,816,260
Southwest Gas Holdings, Inc. *	16,300	1,276,616
The Southern Co.	316,018	15,358,475
UGI Corp.	53,472	3,049,508
Vectren Corp.	25,200	1,823,976
Vistra Energy Corp. *	120,700	3,030,777
WEC Energy Group, Inc.	96,477	7,045,715
Xcel Energy, Inc.	157,909	8,268,115
		249,611,698
Total Common Stock
(Cost $2,144,864,244)		7,799,158,365

Other Investment Companies 0.7% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	46,783,157	46,783,157

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	4,989,950	4,989,950
Total Other Investment Companies
(Cost $51,773,107)		51,773,107

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	424	57,335,400	3,688,742
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,763,320.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	368,065	—	(400)	367,665	$17,195,692	$198,804	($6,781)	$47,848

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,799,158,365	$—	$—	$7,799,158,365
Other Investment Companies[1]	51,773,107	—	—	51,773,107
Futures Contracts[2]	3,688,742	—	—	3,688,742
Total	$7,854,620,214	$—	$—	$7,854,620,214
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	217,362	3,212,610
Cooper Tire & Rubber Co.	99,720	3,510,144
Cooper-Standard Holding, Inc. *	34,829	2,663,025
Dana, Inc.	286,676	5,051,231
Dorman Products, Inc. *	52,768	4,535,410
Fox Factory Holding Corp. *	71,140	4,220,736
Gentherm, Inc. *	68,727	2,925,021
LCI Industries	47,983	3,955,719
Modine Manufacturing Co. *	96,921	1,417,954
Motorcar Parts of America, Inc. *	36,572	731,440
Shiloh Industries, Inc. *	28,902	173,123
Standard Motor Products, Inc.	41,905	2,060,050
Stoneridge, Inc. *	53,471	1,396,128
Superior Industries International, Inc.	47,511	244,682
Tenneco, Inc., Class A	100,302	3,478,473
Tower International, Inc.	39,313	1,143,615
Winnebago Industries, Inc.	60,369	1,726,554
		42,445,915

Banks 11.8%
1st Constitution Bancorp	14,000	271,880
1st Source Corp.	30,413	1,380,750
Access National Corp.	29,524	697,062
ACNB Corp.	13,745	500,318
Allegiance Bancshares, Inc. *	23,000	826,160
Amalgamated Bank, Class A	23,070	413,876
American National Bankshares, Inc.	15,700	513,076
Ameris Bancorp	82,866	3,144,765
Ames National Corp.	16,940	425,872
Arrow Financial Corp.	23,367	744,239
Atlantic Capital Bancshares, Inc. *	50,481	912,696
Auburn National Bancorp, Inc. (a)	4,400	143,264
Axos Financial, Inc. *	116,304	3,530,989
Banc of California, Inc.	82,772	1,206,816
BancFirst Corp.	36,130	1,939,458
BancorpSouth Bank	185,256	5,405,770
Bank of Commerce Holdings	30,228	323,137
Bank of Marin Bancorp	27,592	1,157,208
Bank7 Corp. *	6,830	106,480
BankFinancial Corp.	25,700	385,500
Bankwell Financial Group, Inc.	11,900	343,910
Banner Corp.	63,052	3,438,856
Bar Harbor Bankshares	29,357	702,513
Baycom Corp. *	20,965	452,844
BCB Bancorp, Inc.	26,700	313,458
Beneficial Bancorp, Inc.	132,594	2,067,140
Berkshire Hills Bancorp, Inc.	79,989	2,179,700
Blue Hills Bancorp, Inc.	46,404	1,096,991
Boston Private Financial Holdings, Inc.	167,020	1,937,432
Bridge Bancorp, Inc.	32,410	997,904
Bridgewater Bancshares, Inc. *	44,940	501,081
Security	Number of Shares	Value ($)
Brookline Bancorp, Inc.	154,671	2,299,958
Bryn Mawr Bank Corp.	38,559	1,426,297
BSB Bancorp, Inc. *	16,941	546,517
Business First Bancshares, Inc.	22,455	518,037
Byline Bancorp, Inc. *	31,436	593,826
C&F Financial Corp.	6,601	329,918
Cadence BanCorp	236,057	4,426,069
Cambridge Bancorp	7,393	562,607
Camden National Corp.	29,950	1,213,574
Capital Bancorp, Inc. *	12,520	147,110
Capital City Bank Group, Inc.	21,982	527,568
Capitol Federal Financial, Inc.	251,863	3,241,477
Capstar Financial Holdings, Inc.	15,100	240,845
Carolina Financial Corp.	41,261	1,428,456
Cathay General Bancorp	152,218	5,650,332
CB Financial Services, Inc.	8,900	214,935
CBTX, Inc.	37,698	1,215,760
CenterState Bank Corp.	180,626	4,479,525
Central Pacific Financial Corp.	57,098	1,634,716
Central Valley Community Bancorp	22,500	444,825
Century Bancorp, Inc., Class A	5,660	439,386
Chemical Financial Corp.	140,622	6,252,054
Chemung Financial Corp.	6,100	255,712
Citizens & Northern Corp.	22,880	573,602
City Holding Co.	31,682	2,270,966
Civista Bancshares, Inc.	26,300	492,599
CNB Financial Corp.	27,600	697,452
Coastal Financial Corp. *	12,110	180,076
Codorus Valley Bancorp, Inc.	17,919	396,010
Columbia Banking System, Inc.	144,341	5,304,532
Columbia Financial, Inc. *	97,737	1,447,485
Community Bank System, Inc.	98,106	5,881,455
Community Bankers Trust Corp. *	39,600	295,416
Community Trust Bancorp, Inc.	30,080	1,221,549
ConnectOne Bancorp, Inc.	60,435	1,208,700
County Bancorp, Inc.	10,600	181,366
Customers Bancorp, Inc. *	57,606	1,133,110
CVB Financial Corp.	219,630	4,812,093
Dime Community Bancshares, Inc.	63,378	1,249,814
Eagle Bancorp, Inc. *	62,721	3,442,128
Entegra Financial Corp. *	13,300	310,688
Enterprise Bancorp, Inc.	18,731	605,948
Enterprise Financial Services Corp.	45,654	2,014,711
Equity Bancshares, Inc., Class A *	25,813	819,563
Esquire Financial Holdings, Inc. *	11,200	243,376
ESSA Bancorp, Inc.	18,600	280,116
Essent Group Ltd. *	188,868	7,507,503
Evans Bancorp, Inc.	9,330	326,550
Farmers & Merchants Bancorp, Inc.	17,200	542,316
Farmers National Banc Corp.	48,900	634,233
FB Financial Corp.	31,963	1,057,336
Federal Agricultural Mortgage Corp., Class C	17,955	1,270,316
Fidelity D&D Bancorp, Inc. (a)	5,770	340,488
Fidelity Southern Corp.	42,302	1,288,519
Financial Institutions, Inc.	29,550	792,531
First BanCorp	419,124	4,463,671

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Bancorp (North Carolina)	57,169	2,102,104
First Bancorp, Inc.	19,776	511,605
First Bank/Hamilton NJ	31,000	348,440
First Busey Corp.	85,481	2,116,510
First Business Financial Services, Inc.	16,640	343,450
First Choice Bancorp (a)	17,030	368,018
First Commonwealth Financial Corp.	196,541	2,672,958
First Community Bankshares, Inc.	32,304	1,108,027
First Community Corp.	13,600	278,800
First Defiance Financial Corp.	38,800	1,093,384
First Financial Bancorp	187,038	4,924,711
First Financial Bankshares, Inc.	127,883	7,813,651
First Financial Corp.	23,026	954,888
First Financial Northwest, Inc.	15,804	239,431
First Foundation, Inc. *	74,530	1,082,921
First Guaranty Bancshares, Inc.	9,650	209,694
First Internet Bancorp	18,490	369,800
First Interstate BancSystem, Inc., Class A	64,757	2,520,342
First Merchants Corp.	98,027	3,590,729
First Mid-Illinois Bancshares, Inc.	24,720	805,378
First Midwest Bancorp, Inc.	207,054	4,559,329
First Northwest Bancorp	18,910	288,756
First Savings Financial Group, Inc.	3,500	175,455
First United Corp.	12,800	207,360
Flagstar Bancorp, Inc. *	58,305	1,798,709
Flushing Financial Corp.	53,370	1,183,747
Franklin Financial Network, Inc. *	24,597	783,906
FS Bancorp, Inc.	6,977	338,733
Fulton Financial Corp.	338,114	5,426,730
FVCBankcorp, Inc. *	3,860	67,550
German American Bancorp, Inc.	40,790	1,193,107
Glacier Bancorp, Inc.	166,649	7,029,255
Great Southern Bancorp, Inc.	21,238	1,132,835
Great Western Bancorp, Inc.	116,556	4,113,261
Greene County Bancorp, Inc.	6,562	199,944
Guaranty Bancshares, Inc.	15,913	477,390
Hancock Whitney Corp.	167,281	6,871,903
Hanmi Financial Corp.	61,600	1,350,888
HarborOne Bancorp, Inc. *	28,500	432,630
Heartland Financial USA, Inc.	58,405	2,649,251
Heritage Commerce Corp.	78,100	1,036,387
Heritage Financial Corp.	72,423	2,243,665
Hilltop Holdings, Inc.	143,002	2,632,667
Hingham Institution for Savings	2,692	497,751
Home Bancorp, Inc.	15,300	541,008
Home BancShares, Inc.	312,654	5,724,695
HomeStreet, Inc. *	48,192	1,179,258
HomeTrust Bancshares, Inc.	34,389	928,503
Hope Bancorp, Inc.	246,359	3,525,397
Horizon Bancorp, Inc.	72,075	1,163,290
Howard Bancorp, Inc. *	27,924	358,265
IBERIABANK Corp.	109,123	8,063,098
Impac Mortgage Holdings, Inc. *	17,322	60,800
Independent Bank Corp., Massachusetts	53,310	4,253,072
Independent Bank Corp., Michigan	44,460	985,234
Independent Bank Group, Inc.	63,919	3,372,366
International Bancshares Corp.	109,136	3,871,054
Investar Holding Corp.	16,900	389,714
Investors Bancorp, Inc.	477,122	5,792,261
Kearny Financial Corp.	178,288	2,289,218
Lakeland Bancorp, Inc.	87,067	1,362,599
Lakeland Financial Corp.	48,801	2,197,509
LCNB Corp.	16,620	274,230
LegacyTexas Financial Group, Inc.	93,136	3,710,538
LendingTree, Inc. *	15,639	4,634,461
Level One Bancorp, Inc.	9,970	242,271
Live Oak Bancshares, Inc.	48,800	678,320
Luther Burbank Corp.	38,520	364,014
Macatawa Bank Corp.	49,800	486,048
Security	Number of Shares	Value ($)
Malvern Bancorp, Inc. *	15,895	332,523
MB Financial, Inc.	163,570	7,259,237
MBT Financial Corp.	33,020	330,530
Mercantile Bank Corp.	31,320	1,039,824
Merchants Bancorp	31,800	622,326
Meridian Bancorp, Inc.	95,553	1,513,082
Meta Financial Group, Inc.	55,920	1,316,916
Metropolitan Bank Holding Corp. *	12,403	434,105
MGIC Investment Corp. *	709,067	8,849,156
Mid Penn Bancorp, Inc.	8,900	206,035
Middlefield Banc Corp.	6,240	266,822
Midland States Bancorp, Inc.	41,356	997,093
MidSouth Bancorp, Inc.	29,170	333,121
MidWestOne Financial Group, Inc.	21,300	590,223
Mr Cooper Group, Inc. *	145,994	2,246,848
MutualFirst Financial, Inc.	11,680	338,720
MVB Financial Corp.	18,547	312,331
National Bank Holdings Corp., Class A	56,983	1,821,177
National Bankshares, Inc.	12,900	448,017
National Commerce Corp. *	34,884	1,420,302
NBT Bancorp, Inc.	83,324	2,968,001
Nicolet Bankshares, Inc. *	16,000	875,040
NMI Holdings, Inc., Class A *	122,675	2,698,850
Northeast Bancorp	15,064	297,062
Northfield Bancorp, Inc.	83,816	1,199,407
Northrim BanCorp, Inc.	12,900	427,377
Northwest Bancshares, Inc.	187,178	3,301,820
Norwood Financial Corp.	10,870	318,708
Oak Valley Bancorp (a)	13,100	231,215
OceanFirst Financial Corp.	92,319	2,216,579
Oconee Federal Financial Corp. (a)	3,710	97,016
Ocwen Financial Corp. *	227,722	382,573
OFG Bancorp	85,139	1,649,994
Ohio Valley Banc Corp.	8,914	319,834
Old Line Bancshares, Inc.	30,700	829,207
Old National Bancorp	296,117	4,779,328
Old Second Bancorp, Inc.	55,740	782,032
OP Bancorp *	22,800	207,480
Opus Bank	38,642	807,618
Origin Bancorp, Inc.	34,049	1,160,049
Oritani Financial Corp.	79,457	1,339,645
Orrstown Financial Services, Inc.	14,000	263,620
Pacific City Financial Corp.	22,430	368,973
Pacific Mercantile Bancorp *	32,250	253,485
Pacific Premier Bancorp, Inc. *	90,708	2,698,563
Park National Corp.	27,178	2,555,276
Parke Bancorp, Inc.	13,940	273,503
PCSB Financial Corp.	32,100	651,951
Peapack-Gladstone Financial Corp.	35,450	946,160
Penns Woods Bancorp, Inc.	8,900	314,437
PennyMac Financial Services, Inc.	38,423	794,588
People’s Utah Bancorp	30,100	884,940
Peoples Bancorp of North Carolina, Inc.	9,150	237,900
Peoples Bancorp, Inc.	34,107	1,091,424
Peoples Financial Services Corp.	13,096	540,079
Ponce de Leon Federal Bank *	16,900	218,517
Preferred Bank	28,117	1,309,128
Premier Financial Bancorp, Inc.	23,233	331,535
Provident Bancorp, Inc. *	8,700	196,707
Provident Financial Services, Inc.	122,011	3,014,892
Prudential Bancorp, Inc.	17,200	313,728
QCR Holdings, Inc.	25,562	875,754
Radian Group, Inc.	423,912	8,156,067
RBB Bancorp	26,940	502,431
Reliant Bancorp, Inc.	19,152	411,768
Renasant Corp.	95,486	3,391,663
Republic Bancorp, Inc., Class A	18,900	787,941
Republic First Bancorp, Inc. *	84,880	500,792
Riverview Bancorp, Inc.	41,890	312,080

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
S&T Bancorp, Inc.	67,925	2,609,678
Sandy Spring Bancorp, Inc.	69,174	2,255,764
SB One Bancorp	13,500	295,650
Seacoast Banking Corp. of Florida *	90,822	2,499,421
Select Bancorp, Inc. *	29,960	362,516
ServisFirst Bancshares, Inc.	91,737	3,096,124
Shore Bancshares, Inc.	23,800	354,620
SI Financial Group, Inc.	20,830	268,290
Sierra Bancorp	27,200	723,520
Simmons First National Corp., Class A	177,880	4,400,751
SmartFinancial, Inc. *	21,400	413,020
South State Corp.	71,563	4,748,205
Southern First Bancshares, Inc. *	13,000	467,870
Southern Missouri Bancorp, Inc.	13,880	488,715
Southern National Bancorp of Virginia, Inc.	39,508	595,781
Southside Bancshares, Inc.	64,737	2,135,674
Spirit of Texas Bancshares, Inc. *	17,770	391,295
Sterling Bancorp, Inc.	41,391	355,963
Stock Yards Bancorp, Inc.	41,760	1,443,643
Summit Financial Group, Inc.	21,790	512,719
Territorial Bancorp, Inc.	15,705	433,144
The Bancorp, Inc. *	99,872	846,915
The Bank of N.T. Butterfield & Son Ltd.	107,323	3,761,671
The Bank of Princeton	11,000	324,940
The Community Financial Corp.	9,300	274,815
The First Bancshares, Inc.	24,300	787,563
The First of Long Island Corp.	47,150	976,948
Timberland Bancorp, Inc.	12,900	362,748
Tompkins Financial Corp.	29,331	2,157,002
Towne Bank	130,207	3,380,174
TriCo Bancshares	50,776	1,915,271
TriState Capital Holdings, Inc. *	47,997	977,219
Triumph Bancorp, Inc. *	47,149	1,436,159
TrustCo Bank Corp.	186,669	1,448,551
Trustmark Corp.	131,549	4,147,740
UMB Financial Corp.	89,194	5,740,526
Union Bankshares Corp.	128,093	4,042,615
Union Bankshares, Inc. (a)	7,500	357,375
United Bankshares, Inc.	196,769	6,959,720
United Community Banks, Inc.	155,106	3,989,326
United Community Financial Corp.	93,600	887,328
United Financial Bancorp, Inc.	98,617	1,460,518
United Security Bancshares	25,900	265,734
Unity Bancorp, Inc.	15,793	312,859
Univest Financial Corp.	58,295	1,369,350
Valley National Bancorp	632,884	6,398,457
Veritex Holdings, Inc. *	87,672	2,319,801
Walker & Dunlop, Inc.	54,488	2,619,238
Washington Federal, Inc.	164,285	4,779,051
Washington Trust Bancorp, Inc.	30,206	1,571,920
Waterstone Financial, Inc.	49,257	773,335
WesBanco, Inc.	102,796	4,174,546
West Bancorp, Inc.	30,250	651,585
Westamerica Bancorp	50,842	3,185,760
Western New England Bancorp, Inc.	51,880	479,890
WSFS Financial Corp.	59,344	2,502,536
		462,286,814

Capital Goods 9.3%
AAON, Inc.	81,437	3,008,283
AAR Corp.	64,992	2,448,899
Actuant Corp., Class A	119,957	2,745,816
Advanced Drainage Systems, Inc.	71,309	1,818,380
Aegion Corp. *	64,360	1,168,134
Aerojet Rocketdyne Holdings, Inc. *	142,502	5,624,554
Aerovironment, Inc. *	41,821	3,247,819
Aircastle Ltd.	106,225	2,213,729
Alamo Group, Inc.	18,737	1,613,818
Security	Number of Shares	Value ($)
Albany International Corp., Class A	56,299	3,865,489
Allied Motion Technologies, Inc.	13,474	568,064
Altra Industrial Motion Corp.	118,467	3,626,275
Ameresco, Inc., Class A *	37,400	558,382
American Woodmark Corp. *	27,897	1,951,395
Apogee Enterprises, Inc.	54,016	1,840,325
Applied Industrial Technologies, Inc.	74,584	4,401,202
Argan, Inc.	29,052	1,226,575
Armstrong Flooring, Inc. *	41,127	556,037
Astec Industries, Inc.	45,230	1,674,415
Astronics Corp. *	41,928	1,285,932
Atkore International Group, Inc. *	76,555	1,775,310
Axon Enterprise, Inc. *	112,899	5,758,978
AZZ, Inc.	51,161	2,289,455
Babcock & Wilcox Enterprises, Inc. *	60,000	35,226
Barnes Group, Inc.	93,781	5,540,581
Beacon Roofing Supply, Inc. *	134,340	4,880,572
Blue Bird Corp. *	26,450	525,562
BlueLinx Holdings, Inc. *	17,481	509,571
BMC Stock Holdings, Inc. *	131,463	2,255,905
Briggs & Stratton Corp.	81,154	1,045,264
Builders FirstSource, Inc. *	221,949	2,934,166
Caesarstone Ltd. (a)	44,492	684,287
CAI International, Inc. *	34,237	849,762
Chart Industries, Inc. *	60,316	4,505,605
CIRCOR International, Inc. *	31,111	860,219
Columbus McKinnon Corp.	43,280	1,566,736
Comfort Systems USA, Inc.	71,896	3,448,851
Commercial Vehicle Group, Inc. *	59,270	442,747
Continental Building Products, Inc. *	72,186	1,901,379
CSW Industrials, Inc. *	30,230	1,561,380
Cubic Corp.	49,559	3,185,157
DMC Global, Inc.	28,282	976,295
Douglas Dynamics, Inc.	43,662	1,545,635
Ducommun, Inc. *	20,600	811,022
DXP Enterprises, Inc. *	31,866	1,048,710
Dycom Industries, Inc. *	59,659	3,463,205
EMCOR Group, Inc.	112,150	7,315,544
Encore Wire Corp.	39,920	2,151,688
Energous Corp. *(a)	43,400	323,764
Energy Recovery, Inc. *(a)	72,215	548,834
EnerSys	82,812	7,060,551
Enphase Energy, Inc. *(a)	168,193	1,216,035
EnPro Industries, Inc.	39,878	2,633,942
ESCO Technologies, Inc.	49,960	3,252,896
Esterline Technologies Corp. *	51,381	6,253,068
EVI Industries, Inc. (a)	7,496	261,610
Evoqua Water Technologies Corp. *	148,149	1,601,491
Federal Signal Corp.	116,916	2,569,814
Foundation Building Materials, Inc. *	29,100	265,974
Franklin Electric Co., Inc.	91,011	4,348,506
FreightCar America, Inc. *	23,510	167,391
FuelCell Energy, Inc. *(a)	210,648	108,105
GATX Corp.	73,761	5,582,232
Gencor Industries, Inc. *	17,250	239,085
Generac Holdings, Inc. *	119,336	6,316,454
General Finance Corp. *	21,620	208,849
Gibraltar Industries, Inc. *	62,988	2,245,522
Global Brass & Copper Holdings, Inc.	42,607	1,288,436
GMS, Inc. *	64,960	1,229,693
Graham Corp.	18,500	414,400
Granite Construction, Inc.	86,543	3,740,388
Great Lakes Dredge & Dock Corp. *	111,369	787,379
Griffon Corp.	69,628	1,107,781
H&E Equipment Services, Inc.	63,280	1,694,006
Harsco Corp. *	158,184	3,369,319
HC2 Holdings, Inc. *	83,090	283,337
Herc Holdings, Inc. *	47,532	1,761,061
Hillenbrand, Inc.	123,200	5,223,680

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hurco Cos., Inc.	12,079	463,230
Hyster-Yale Materials Handling, Inc.	20,400	1,419,636
IES Holdings, Inc. *	17,000	284,580
Infrastructure and Energy Alternatives, Inc. *	31,920	264,617
Insteel Industries, Inc.	35,219	777,988
JELD-WEN Holding, Inc. *	133,437	2,380,516
John Bean Technologies Corp.	61,654	4,897,794
Kadant, Inc.	21,703	1,851,266
Kaman Corp.	54,133	3,200,343
KBR, Inc.	275,594	4,740,217
Kennametal, Inc.	160,369	6,026,667
Kratos Defense & Security Solutions, Inc. *	173,499	2,687,500
L.B. Foster Co., Class A *	20,486	366,085
Lawson Products, Inc. *	12,800	378,880
Lindsay Corp.	20,882	1,793,346
Lydall, Inc. *	34,205	907,117
Manitex International, Inc. *	26,520	185,905
Masonite International Corp. *	51,520	2,946,944
MasTec, Inc. *	124,761	5,536,893
Maxar Technologies, Inc.	110,184	619,234
Mercury Systems, Inc. *	92,272	5,409,907
Meritor, Inc. *	160,450	3,318,106
Milacron Holdings Corp. *	135,162	1,873,345
Miller Industries, Inc.	21,319	640,636
Moog, Inc., Class A	63,187	5,653,341
MRC Global, Inc. *	165,883	2,591,092
Mueller Industries, Inc.	111,618	2,892,022
Mueller Water Products, Inc., Class A	304,965	3,013,054
MYR Group, Inc. *	31,600	962,852
National Presto Industries, Inc.	9,834	1,176,343
Navistar International Corp. *	96,022	3,153,362
NCI Building Systems, Inc. *	84,156	686,713
Nexeo Solutions, Inc. *	63,480	596,712
NN, Inc.	81,337	742,607
Northwest Pipe Co. *	19,374	446,377
NOW, Inc. *	210,476	2,847,740
NV5 Global, Inc. *	18,217	1,289,217
Omega Flex, Inc.	5,672	359,038
Orion Group Holdings, Inc. *	56,110	236,784
Park-Ohio Holdings Corp.	17,186	558,201
Patrick Industries, Inc. *	45,856	1,829,654
PGT Innovations, Inc. *	111,120	1,849,037
Plug Power, Inc. *(a)	444,719	609,265
Powell Industries, Inc.	17,100	477,261
Preformed Line Products Co.	6,271	348,041
Primoris Services Corp.	81,925	1,634,404
Proto Labs, Inc. *	53,328	6,620,671
Quanex Building Products Corp.	69,872	1,093,497
Raven Industries, Inc.	70,309	2,600,730
RBC Bearings, Inc. *	46,986	6,550,788
REV Group, Inc.	57,800	480,318
Rexnord Corp. *	205,506	5,373,982
Rush Enterprises, Inc., Class A	58,777	2,248,220
Rush Enterprises, Inc., Class B	8,930	347,556
Simpson Manufacturing Co., Inc.	81,486	5,001,611
SiteOne Landscape Supply, Inc. *	79,631	4,244,332
Spartan Motors, Inc.	65,000	547,300
Sparton Corp. *	18,600	342,054
SPX Corp. *	84,499	2,513,845
SPX FLOW, Inc. *	82,889	2,716,273
Standex International Corp.	24,704	1,842,424
Sterling Construction Co., Inc. *	54,212	717,767
Sun Hydraulics Corp.	57,320	2,030,274
Sunrun, Inc. *	190,918	2,539,209
Systemax, Inc.	23,613	551,127
Tennant Co.	35,389	2,078,396
Textainer Group Holdings Ltd. *	52,831	687,860
The Eastern Co.	11,372	309,091
Security	Number of Shares	Value ($)
The Gorman-Rupp Co.	34,071	1,177,153
The Greenbrier Cos., Inc.	61,733	2,618,097
The KeyW Holding Corp. *	93,300	669,894
The Manitowoc Co., Inc. *	70,959	1,079,996
Thermon Group Holdings, Inc. *	63,887	1,473,234
Titan International, Inc.	96,900	544,578
Titan Machinery, Inc. *	36,710	687,945
TPI Composites, Inc. *	28,220	854,219
Trex Co., Inc. *	115,836	8,080,719
TriMas Corp. *	89,956	2,607,824
Triton International Ltd.	101,560	3,651,082
Triumph Group, Inc.	94,674	1,689,931
Tutor Perini Corp. *	72,886	1,254,368
Twin Disc, Inc. *	18,460	334,495
Universal Forest Products, Inc.	118,715	3,658,796
Vectrus, Inc. *	22,619	569,773
Veritiv Corp. *	23,031	786,509
Vicor Corp. *	34,226	1,348,162
Vivint Solar, Inc. *(a)	63,800	280,082
Wabash National Corp.	110,017	1,533,637
Watts Water Technologies, Inc., Class A	54,390	4,072,179
Wesco Aircraft Holdings, Inc. *	104,320	911,757
Willis Lease Finance Corp. *	6,462	247,365
Willscot Corp. *	71,875	736,719
Woodward, Inc.	105,328	9,569,049
		364,214,695

Commercial & Professional Services 4.0%
ABM Industries, Inc.	129,711	4,434,819
Acacia Research Corp. *	95,890	291,506
ACCO Brands Corp.	204,338	1,804,305
Advanced Disposal Services, Inc. *	142,040	3,579,408
ASGN, Inc. *	99,845	6,289,237
Barrett Business Services, Inc.	14,233	891,697
BG Staffing, Inc.	15,900	409,743
Brady Corp., Class A	93,546	4,182,442
BrightView Holdings, Inc. *	49,933	739,508
Casella Waste Systems, Inc., Class A *	77,960	2,348,155
CBIZ, Inc. *	102,094	2,001,042
CECO Environmental Corp. *	61,489	423,044
Charah Solutions, Inc. *	13,950	99,882
Cimpress N.V. *	43,399	3,609,495
CompX International, Inc.	2,900	41,354
Covanta Holding Corp.	230,658	3,713,594
CRA International, Inc.	15,144	632,111
Deluxe Corp.	90,697	4,260,038
Ennis, Inc.	51,499	1,021,740
Essendant, Inc. (b)	74,473	953,254
Exponent, Inc.	101,437	5,067,793
Forrester Research, Inc.	20,378	915,176
Franklin Covey Co. *	19,948	485,933
FTI Consulting, Inc. *	74,644	5,099,678
GP Strategies Corp. *	24,376	366,615
Healthcare Services Group, Inc.	145,878	6,363,198
Heidrick & Struggles International, Inc.	37,087	1,225,725
Heritage-Crystal Clean, Inc. *	28,960	741,376
Herman Miller, Inc.	117,121	4,009,052
HNI Corp.	84,717	3,292,950
Huron Consulting Group, Inc. *	43,742	2,114,926
ICF International, Inc.	35,656	2,350,444
InnerWorkings, Inc. *	81,380	373,534
Insperity, Inc.	75,169	8,019,029
Interface, Inc.	116,154	1,906,087
Kelly Services, Inc., Class A	60,998	1,366,355
Kforce, Inc.	44,904	1,473,300
Kimball International, Inc., Class B	69,499	982,021
Knoll, Inc.	93,803	1,891,069
Korn Ferry	112,514	5,130,638

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LSC Communications, Inc.	62,010	491,739
Matthews International Corp., Class A	61,561	2,738,849
McGrath RentCorp	47,478	2,392,891
Mistras Group, Inc. *	33,166	487,872
Mobile Mini, Inc.	87,877	3,320,872
MSA Safety, Inc.	66,977	6,709,756
Multi-Color Corp.	27,533	1,281,661
Navigant Consulting, Inc.	83,299	2,159,110
NL Industries, Inc. *	14,900	56,471
PICO Holdings, Inc. *	39,800	386,458
Pitney Bowes, Inc.	370,302	2,669,877
Quad Graphics, Inc.	61,441	830,068
Resources Connection, Inc.	57,250	956,648
RR Donnelley & Sons Co.	141,466	721,477
SP Plus Corp. *	43,944	1,454,546
Steelcase, Inc., Class A	167,884	2,770,086
Team, Inc. *	58,966	845,572
Tetra Tech, Inc.	108,504	5,988,336
The Brink’s Co.	98,946	7,326,951
TriNet Group, Inc. *	85,493	3,903,610
TrueBlue, Inc. *	79,904	1,948,859
UniFirst Corp.	29,815	4,127,290
Upwork, Inc. *	24,580	474,640
US Ecology, Inc.	43,279	2,755,574
Viad Corp.	39,820	2,098,514
VSE Corp.	18,008	587,601
WageWorks, Inc. *	77,273	2,437,963
Willdan Group, Inc. *	18,720	629,928
		157,454,492

Consumer Durables & Apparel 2.7%
Acushnet Holdings Corp.	67,519	1,552,262
American Outdoor Brands Corp. *	105,238	1,270,223
Bassett Furniture Industries, Inc.	20,009	381,572
Beazer Homes USA, Inc. *	64,465	807,746
Callaway Golf Co.	185,788	3,026,487
Cavco Industries, Inc. *	16,863	2,804,148
Century Communities, Inc. *	52,467	1,230,876
Clarus Corp.	42,566	476,314
Crocs, Inc. *	129,894	3,730,556
Culp, Inc.	23,369	446,348
Deckers Outdoor Corp. *	57,364	7,368,406
Escalade, Inc.	20,400	227,664
Ethan Allen Interiors, Inc.	46,179	876,477
Flexsteel Industries, Inc.	15,246	380,693
Fossil Group, Inc. *	89,442	1,516,936
G-III Apparel Group Ltd. *	86,194	3,005,585
GoPro, Inc., Class A *(a)	223,036	1,099,567
Green Brick Partners, Inc. *	50,448	426,790
Hamilton Beach Brands Holding Co., Class A	13,375	349,622
Helen of Troy Ltd. *	51,964	6,029,903
Hooker Furniture Corp.	23,431	674,110
Hovnanian Enterprises, Inc., Class A *	239,379	169,026
Installed Building Products, Inc. *	43,112	1,815,446
iRobot Corp. *	52,740	4,735,525
Johnson Outdoors, Inc., Class A	9,300	582,645
KB Home	167,495	3,586,068
La-Z-Boy, Inc.	91,950	2,723,559
LGI Homes, Inc. *	36,125	2,142,212
Lifetime Brands, Inc.	25,133	244,544
M.D.C. Holdings, Inc.	88,408	2,911,275
M/I Homes, Inc. *	52,136	1,381,083
Malibu Boats, Inc., Class A *	40,188	1,629,623
Marine Products Corp.	15,402	218,708
MasterCraft Boat Holdings, Inc. *	36,315	792,756
Meritage Homes Corp. *	74,203	3,345,071
Movado Group, Inc.	30,700	980,865
Security	Number of Shares	Value ($)
Nautilus, Inc. *	56,900	427,319
Oxford Industries, Inc.	32,922	2,521,167
Purple Innovation, Inc. *(a)	10,300	58,916
Rocky Brands, Inc.	13,971	374,562
Roku, Inc. *	85,335	3,835,808
Skyline Champion Corp.	56,150	1,014,069
Sonos, Inc. *(a)	30,260	359,186
Steven Madden Ltd.	170,458	5,565,454
Sturm, Ruger & Co., Inc.	33,175	1,807,374
Superior Group of Cos., Inc.	17,257	306,657
Taylor Morrison Home Corp., Class A *	229,896	4,345,034
The Lovesac Co. *	11,080	264,590
The New Home Co., Inc. *	23,849	165,035
TopBuild Corp. *	70,136	3,703,882
TRI Pointe Group, Inc. *	279,773	3,762,947
Tupperware Brands Corp.	96,451	2,630,219
Turtle Beach Corp. *(a)	14,600	217,394
Unifi, Inc. *	30,500	652,395
Universal Electronics, Inc. *	26,380	743,125
Vera Bradley, Inc. *	44,049	394,239
Vista Outdoor, Inc. *	112,575	1,123,498
Vuzix Corp. *(a)	44,000	186,120
William Lyon Homes, Class A *	64,862	860,070
Wolverine World Wide, Inc.	181,831	6,238,622
YETI Holdings, Inc. *	32,870	559,119
ZAGG, Inc. *	52,521	589,286
		107,646,778

Consumer Services 3.8%
Adtalem Global Education, Inc. *	114,723	5,609,955
American Public Education, Inc. *	32,039	948,034
BBX Capital Corp.	132,653	818,469
Belmond Ltd., Class A *	176,476	4,397,782
Biglari Holdings, Inc., Class A *	191	124,152
Biglari Holdings, Inc., Class B *	1,810	236,965
BJ’s Restaurants, Inc.	40,900	2,038,047
Bloomin’ Brands, Inc.	163,162	3,007,076
Bluegreen Vacations Corp.	15,000	201,000
Boyd Gaming Corp.	162,042	4,426,988
Brinker International, Inc.	75,838	3,072,956
Career Education Corp. *	132,884	1,715,532
Carriage Services, Inc.	33,310	647,880
Carrols Restaurant Group, Inc. *	66,900	577,347
Century Casinos, Inc. *	53,700	411,879
Chegg, Inc. *	213,208	7,509,186
Churchill Downs, Inc.	69,342	6,378,077
Chuy’s Holdings, Inc. *	32,800	745,216
Cracker Barrel Old Country Store, Inc.	37,793	6,322,013
Dave & Buster’s Entertainment, Inc.	78,177	4,022,207
Del Frisco’s Restaurant Group, Inc. *	67,787	536,873
Del Taco Restaurants, Inc. *	58,732	610,226
Denny’s Corp. *	119,831	2,119,810
Dine Brands Global, Inc.	32,716	2,495,249
Drive Shack, Inc. *	121,934	513,342
El Pollo Loco Holdings, Inc. *	42,000	692,580
Eldorado Resorts, Inc. *	129,602	6,042,045
Empire Resorts, Inc. *	8,021	96,252
Fiesta Restaurant Group, Inc. *	47,134	700,411
Golden Entertainment, Inc. *	34,600	647,020
Houghton Mifflin Harcourt Co. *	201,798	2,112,825
International Speedway Corp., Class A	47,252	2,053,099
J Alexander’s Holdings, Inc. *	25,627	220,392
Jack in the Box, Inc.	53,112	4,299,416
K12, Inc. *	74,251	2,339,649
Laureate Education, Inc., Class A *	187,086	2,993,376
Lindblad Expeditions Holdings, Inc. *	40,945	503,214
Marriott Vacations Worldwide Corp.	76,595	6,781,721
Monarch Casino & Resort, Inc. *	21,700	938,308

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nathan’s Famous, Inc.	6,097	411,548
Noodles & Co. *	25,859	186,185
Papa John’s International, Inc.	43,816	1,852,979
Penn National Gaming, Inc. *	215,866	5,232,592
Planet Fitness, Inc., Class A *	173,813	10,067,249
PlayAGS, Inc. *	43,227	1,083,269
Potbelly Corp. *	43,800	379,746
RCI Hospitality Holdings, Inc.	17,482	390,023
Red Lion Hotels Corp. *	33,245	307,516
Red Robin Gourmet Burgers, Inc. *	26,044	832,887
Red Rock Resorts, Inc., Class A	137,289	3,484,395
Regis Corp. *	67,270	1,254,586
Ruth’s Hospitality Group, Inc.	57,021	1,317,185
Scientific Games Corp., Class A *	109,087	2,733,720
SeaWorld Entertainment, Inc. *	108,065	2,815,093
Shake Shack, Inc., Class A *	48,184	2,301,268
Sotheby’s *	68,729	2,775,964
Speedway Motorsports, Inc.	21,884	353,208
Strategic Education, Inc.	41,188	4,505,967
Texas Roadhouse, Inc.	133,344	8,112,649
The Cheesecake Factory, Inc.	82,886	3,719,924
The Habit Restaurants, Inc., Class A *	39,583	404,538
Town Sports International Holdings, Inc. *	26,900	162,207
Weight Watchers International, Inc. *	76,080	2,434,560
Wingstop, Inc.	57,011	3,742,772
		150,768,599

Diversified Financials 3.2%
AG Mortgage Investment Trust, Inc.	54,000	973,080
Anworth Mortgage Asset Corp.	185,964	831,259
Apollo Commercial Real Estate Finance, Inc.	242,102	4,406,256
Arbor Realty Trust, Inc.	127,721	1,527,543
Ares Commercial Real Estate Corp.	52,300	753,120
Arlington Asset Investment Corp., Class A (a)	58,250	502,115
ARMOUR Residential REIT, Inc.	82,300	1,729,946
Artisan Partners Asset Management, Inc., Class A	93,383	2,177,692
Ashford, Inc. *	1,520	98,800
Associated Capital Group, Inc., Class A *(a)	4,800	203,472
B. Riley Financial, Inc.	40,402	616,130
Banco Latinoamericano de Comercio Exterior, S.A., Class E	60,871	1,143,157
Blackstone Mortgage Trust, Inc., Class A	220,319	7,598,802
Blucora, Inc. *	93,571	2,761,280
BrightSphere Investment Group plc	158,927	1,965,927
Cannae Holdings, Inc. *	135,358	2,617,824
Capstead Mortgage Corp.	181,667	1,338,886
Cherry Hill Mortgage Investment Corp.	30,150	557,775
Cohen & Steers, Inc.	43,739	1,645,899
Colony Credit Real Estate, Inc.	164,438	2,747,759
Cowen, Inc. *	53,975	872,776
Curo Group Holdings Corp. *	22,165	277,062
Diamond Hill Investment Group, Inc.	6,484	1,005,020
Donnelley Financial Solutions, Inc. *	66,448	972,799
Dynex Capital, Inc.	113,560	683,631
Elevate Credit, Inc. *	37,377	166,328
Encore Capital Group, Inc. *	51,650	1,525,741
Enova International, Inc. *	65,483	1,509,383
Exantas Capital Corp.	57,642	609,276
EZCORP, Inc., Class A *	100,405	935,775
Federated Investors, Inc., Class B	190,334	4,973,427
FGL Holdings *	286,774	2,268,382
FirstCash, Inc.	85,746	7,068,043
Focus Financial Partners, Inc., Class A *	36,530	1,027,224
GAIN Capital Holdings, Inc.	56,210	363,679
GAMCO Investors, Inc., Class A	8,310	165,785
Security	Number of Shares	Value ($)
Granite Point Mortgage Trust, Inc.	84,264	1,644,833
Great Ajax Corp.	31,800	410,538
Green Dot Corp., Class A *	95,181	7,045,298
Greenhill & Co., Inc.	34,185	856,676
Hamilton Lane, Inc., Class A	32,304	1,171,666
Houlihan Lokey, Inc.	66,643	2,948,286
INTL. FCStone, Inc. *	30,393	1,161,924
Invesco Mortgage Capital, Inc.	219,940	3,541,034
Investment Technology Group, Inc.	64,625	1,955,552
KKR Real Estate Finance Trust, Inc.	43,968	906,620
Ladder Capital Corp.	183,194	3,171,088
Ladenburg Thalmann Financial Services, Inc.	206,135	593,669
LendingClub Corp. *	629,309	2,007,496
Marlin Business Services Corp.	17,000	377,230
Moelis & Co., Class A	87,960	3,848,250
Nelnet, Inc., Class A	36,634	1,926,948
New York Mortgage Trust, Inc.	304,237	1,910,608
On Deck Capital, Inc. *	98,100	737,712
Oppenheimer Holdings, Inc., Class A	18,300	492,819
Orchid Island Capital, Inc. (a)	102,816	713,543
PennyMac Mortgage Investment Trust	116,873	2,365,510
Piper Jaffray Cos.	28,301	1,953,618
PJT Partners, Inc., Class A	39,165	1,702,894
PRA Group, Inc. *	88,296	2,605,615
Pzena Investment Management, Inc., Class A	34,400	301,344
Ready Capital Corp.	34,870	545,367
Redwood Trust, Inc.	162,334	2,618,447
Regional Management Corp. *	18,310	503,159
Safeguard Scientifics, Inc. *	36,500	346,385
Siebert Financial Corp. *	13,700	151,522
Silvercrest Asset Management Group, Inc., Class A	15,600	207,792
Stifel Financial Corp.	136,415	6,530,186
TPG RE Finance Trust, Inc.	68,614	1,360,616
Value Line, Inc.	1,900	40,755
Virtus Investment Partners, Inc.	13,686	1,231,329
Waddell & Reed Financial, Inc., Class A	152,517	2,611,091
Western Asset Mortgage Capital Corp.	90,376	863,995
Westwood Holdings Group, Inc.	15,967	584,712
WisdomTree Investments, Inc.	228,001	1,527,607
World Acceptance Corp. *	12,096	1,254,234
		127,349,021

Energy 3.6%
Abraxas Petroleum Corp. *	304,200	361,998
Adams Resources & Energy, Inc.	4,584	181,664
Alta Mesa Resources, Inc., Class A *	192,120	184,051
Approach Resources, Inc. *(a)	96,530	92,987
Arch Coal, Inc., Class A	34,524	3,042,600
Archrock, Inc.	252,066	2,379,503
Ardmore Shipping Corp. *	65,290	370,194
Basic Energy Services, Inc. *	36,000	171,000
Berry Petroleum Corp.	24,950	294,161
Bonanza Creek Energy, Inc. *	37,764	870,460
Bristow Group, Inc. *(a)	63,782	209,843
C&J Energy Services, Inc. *	122,846	1,974,135
Cactus, Inc., Class A *	75,212	2,468,458
California Resources Corp. *	88,352	1,780,293
Callon Petroleum Co. *	447,252	3,640,631
CARBO Ceramics, Inc. *(a)	49,550	199,687
Carrizo Oil & Gas, Inc. *	170,624	2,095,263
Clean Energy Fuels Corp. *	261,338	496,542
Cloud Peak Energy, Inc. *	147,300	54,958
CONSOL Energy, Inc. *	54,647	1,941,608
Covia Holdings Corp. *	59,310	277,571
CVR Energy, Inc.	36,238	1,454,956

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dawson Geophysical Co. *	39,500	154,445
Delek US Holdings, Inc.	159,473	5,184,467
Denbury Resources, Inc. *	905,458	1,838,080
DHT Holdings, Inc.	181,674	735,780
Diamond Offshore Drilling, Inc. *	126,981	1,387,902
Dorian LPG Ltd. *	51,996	284,938
Dril-Quip, Inc. *	69,224	2,591,747
Earthstone Energy, Inc., Class A *	34,790	209,784
Eclipse Resources Corp. *(a)	156,100	179,515
Energy Fuels, Inc. *(a)	166,840	477,162
EP Energy Corp., Class A *	88,300	60,874
Era Group, Inc. *	39,630	373,315
Evolution Petroleum Corp.	49,480	369,616
Exterran Corp. *	62,965	1,093,072
Forum Energy Technologies, Inc. *	159,561	783,445
Frank’s International N.V. *	149,317	849,614
Frontline Ltd. *(a)	154,121	793,723
FTS International, Inc. *	61,810	503,752
GasLog Ltd.	78,660	1,410,374
Golar LNG Ltd.	186,502	4,153,400
Goodrich Petroleum Corp. *	16,500	225,720
Green Plains, Inc.	78,628	1,117,304
Gulfport Energy Corp. *	343,669	2,883,383
Halcon Resources Corp. *	255,339	418,756
Hallador Energy Co.	33,360	188,984
Helix Energy Solutions Group, Inc. *	274,897	1,877,547
HighPoint Resources Corp. *	208,954	585,071
Independence Contract Drilling, Inc. *	96,360	329,551
International Seaways, Inc. *	43,008	779,305
ION Geophysical Corp. *	19,800	177,606
Isramco, Inc. *	1,400	155,820
Jagged Peak Energy, Inc. *	129,144	1,359,886
Keane Group, Inc. *	103,762	1,045,921
Key Energy Services, Inc. *	20,930	34,953
KLX Energy Services Holdings, Inc. *	39,982	1,041,931
Laredo Petroleum, Inc. *	309,203	1,174,971
Liberty Oilfield Services, Inc., Class A	86,370	1,313,688
Lilis Energy, Inc. *	85,300	185,101
Mammoth Energy Services, Inc.	25,335	560,664
Matador Resources Co. *	206,009	4,017,175
Matrix Service Co. *	50,830	1,090,303
McDermott International, Inc. *	350,055	3,087,485
Midstates Petroleum Co., Inc. *	28,600	276,848
NACCO Industries, Inc., Class A	7,792	265,551
Natural Gas Services Group, Inc. *	24,300	401,193
NCS Multistage Holdings, Inc. *	18,000	101,880
Newpark Resources, Inc. *	175,466	1,458,122
NextDecade Corp. *(a)	14,700	53,655
Nine Energy Service, Inc. *	30,014	719,736
Noble Corp. plc *	493,630	1,628,979
Nordic American Tankers Ltd. (a)	270,871	555,286
Northern Oil & Gas, Inc. *	382,955	968,876
Nuverra Environmental Solutions, Inc. *	2,300	31,050
Oasis Petroleum, Inc. *	531,648	3,200,521
Oceaneering International, Inc. *	192,422	3,019,101
Oil States International, Inc. *	118,322	2,037,505
Overseas Shipholding Group, Inc., Class A *	107,500	194,575
Panhandle Oil & Gas, Inc., Class A	30,730	491,680
Par Pacific Holdings, Inc. *	62,105	1,009,827
PDC Energy, Inc. *	129,481	4,217,196
Peabody Energy Corp.	154,358	5,510,581
Penn Virginia Corp. *	24,720	1,296,811
PHI, Inc. — Non Voting Shares *(a)	24,752	81,187
Pioneer Energy Services Corp. *	142,900	211,492
Profire Energy, Inc. *	44,000	73,480
ProPetro Holding Corp. *	138,375	2,261,047
Quintana Energy Services, Inc. *	10,200	49,368
Renewable Energy Group, Inc. *	72,194	2,086,407
Security	Number of Shares	Value ($)
Resolute Energy Corp. *(a)	43,288	1,416,816
REX American Resources Corp. *	11,060	806,606
RigNet, Inc. *	28,854	385,489
Ring Energy, Inc. *	112,699	662,670
Rosehill Resources, Inc. *	2,300	8,004
Rowan Cos. plc, Class A *	249,554	3,042,063
Sanchez Energy Corp. *	144,853	37,951
SandRidge Energy, Inc. *	58,758	487,104
Scorpio Tankers, Inc.	90,247	1,690,326
SEACOR Holdings, Inc. *	34,293	1,419,387
SEACOR Marine Holdings, Inc. *	33,847	448,473
Select Energy Services, Inc., Class A *	91,663	779,136
SemGroup Corp., Class A	156,690	2,510,174
Ship Finance International Ltd.	160,655	1,953,565
SilverBow Resources, Inc. *	14,100	342,771
Smart Sand, Inc. *	38,800	98,552
Solaris Oilfield Infrastructure, Inc., Class A	53,479	804,324
Southwestern Energy Co. *	1,157,965	5,060,307
SRC Energy, Inc. *	477,945	2,351,489
Superior Energy Services, Inc. *	304,419	1,190,278
Talos Energy, Inc. *	38,633	737,890
Teekay Corp. (a)	135,000	473,850
Teekay Tankers Ltd., Class A	390,532	390,532
Tellurian, Inc. *(a)	169,088	1,690,880
TETRA Technologies, Inc. *	235,274	501,134
Tidewater, Inc. *	54,561	1,174,153
Ultra Petroleum Corp. *	303,100	218,232
Unit Corp. *	103,638	1,654,062
Uranium Energy Corp. *(a)	366,940	477,022
US Silica Holdings, Inc. (a)	153,746	2,072,496
W&T Offshore, Inc. *	182,231	918,444
World Fuel Services Corp.	130,730	3,253,870
Zion Oil & Gas, Inc. *	122,348	59,522
		142,948,219

Food & Staples Retailing 0.6%
BJ’s Wholesale Club Holdings, Inc. *	143,887	3,785,667
Ingles Markets, Inc., Class A	27,231	777,173
Natural Grocers by Vitamin Cottage, Inc. *	17,200	234,952
Performance Food Group Co. *	199,915	6,829,096
PriceSmart, Inc.	43,329	2,653,901
Rite Aid Corp. *	2,069,941	1,662,783
Smart & Final Stores, Inc. *	44,995	271,320
SpartanNash, Co.	70,004	1,452,583
The Andersons, Inc.	53,556	1,877,138
The Chefs’ Warehouse, Inc. *	42,764	1,373,580
United Natural Foods, Inc. *	101,121	1,324,685
Village Super Market, Inc., Class A	15,800	424,862
Weis Markets, Inc.	18,829	913,583
		23,581,323

Food, Beverage & Tobacco 1.6%
22nd Century Group, Inc. *(a)	230,180	515,603
Alico, Inc.	6,900	204,240
B&G Foods, Inc. (a)	128,570	3,427,676
Cal-Maine Foods, Inc.	61,573	2,597,149
Calavo Growers, Inc.	30,927	2,516,221
Castle Brands, Inc. *	201,300	170,159
Celsius Holdings, Inc. *(a)	43,000	175,870
Coca-Cola Consolidated, Inc.	9,193	1,983,849
Craft Brew Alliance, Inc. *	25,482	419,434
Darling Ingredients, Inc. *	322,006	6,849,068
Dean Foods Co.	174,845	729,104
Farmer Brothers Co. *	19,000	467,400
Fresh Del Monte Produce, Inc.	60,236	1,926,347
Freshpet, Inc. *	51,410	1,849,218
Hostess Brands, Inc. *	194,886	2,239,240

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
J&J Snack Foods Corp.	29,573	4,564,592
John B. Sanfilippo & Son, Inc.	16,964	1,157,793
Lancaster Colony Corp.	37,044	5,892,589
Landec Corp. *	53,354	677,062
Limoneira Co.	30,097	663,037
MGP Ingredients, Inc.	25,878	1,857,782
National Beverage Corp.	22,891	1,919,181
Primo Water Corp. *	65,202	849,582
Pyxus International, Inc. *(a)	15,600	253,188
Sanderson Farms, Inc.	39,927	4,915,014
Seneca Foods Corp., Class A *	14,490	414,414
The Boston Beer Co., Inc., Class A *	16,203	4,037,139
The Simply Good Foods Co. *	118,514	2,345,392
Tootsie Roll Industries, Inc.	32,100	1,112,265
Turning Point Brands, Inc.	15,460	547,439
Universal Corp.	48,654	2,807,336
Vector Group Ltd.	199,634	2,195,974
		62,280,357

Health Care Equipment & Services 6.7%
AAC Holdings, Inc. *	26,363	63,798
Accuray, Inc. *	159,300	700,920
Addus HomeCare Corp. *	19,024	1,144,294
Allscripts Healthcare Solutions, Inc. *	344,015	4,055,937
Amedisys, Inc. *	52,467	6,881,572
American Renal Associates Holdings, Inc. *	24,500	296,940
AMN Healthcare Services, Inc. *	91,018	5,897,056
AngioDynamics, Inc. *	70,940	1,496,834
Anika Therapeutics, Inc. *	27,468	1,043,509
Antares Pharma, Inc. *	281,890	851,308
Apollo Medical Holdings, Inc. *	6,306	123,156
AtriCure, Inc. *	72,404	2,240,904
Atrion Corp.	2,789	2,080,148
Avanos Medical, Inc. *	91,742	4,178,848
AxoGen, Inc. *	66,716	1,100,814
Axonics Modulation Technologies, Inc. *	13,550	197,830
BioScrip, Inc. *	251,062	911,355
BioTelemetry, Inc. *	64,713	4,647,688
Brookdale Senior Living, Inc. *	365,822	2,981,449
Capital Senior Living Corp. *	46,050	320,969
Cardiovascular Systems, Inc. *	66,564	2,072,137
Castlight Health, Inc., Class B *	146,948	436,436
Cerus Corp. *	263,051	1,567,784
Civitas Solutions, Inc. *	31,500	558,495
Community Health Systems, Inc. *	164,900	649,706
Computer Programs & Systems, Inc.	22,367	586,910
CONMED Corp.	49,613	3,490,275
CorVel Corp. *	18,344	1,145,950
Cross Country Healthcare, Inc. *	73,057	703,539
CryoLife, Inc. *	70,202	1,959,338
CryoPort, Inc. *(a)	50,130	525,864
Cutera, Inc. *	25,954	372,699
CytoSorbents Corp. *	56,156	420,608
Diplomat Pharmacy, Inc. *	111,249	1,613,110
ElectroCore, Inc. *	11,430	76,352
Endologix, Inc. *	212,087	160,656
Evolent Health, Inc., Class A *	134,840	2,383,971
FONAR Corp. *	13,161	290,858
Genesis Healthcare, Inc. *	101,000	158,570
GenMark Diagnostics, Inc. *	99,500	660,680
Glaukos Corp. *	66,902	4,267,679
Globus Medical, Inc., Class A *	142,541	6,421,472
Guardant Health, Inc. *	27,970	1,128,310
Haemonetics Corp. *	102,042	10,092,974
HealthEquity, Inc. *	106,184	6,619,511
HealthStream, Inc.	52,021	1,308,848
Helius Medical Technologies, Inc. *(a)	34,800	256,128
Heska Corp. *	13,268	1,308,225
Security	Number of Shares	Value ($)
HMS Holdings Corp. *	163,026	4,889,150
Inogen, Inc. *	35,139	5,313,368
Inovalon Holdings, Inc., Class A *	134,961	1,928,593
Inspire Medical Systems, Inc. *	23,657	1,268,725
Integer Holdings Corp. *	61,224	4,958,532
IntriCon Corp. *	14,944	387,348
Invacare Corp.	62,911	323,363
iRadimed Corp. *(a)	6,500	178,230
iRhythm Technologies, Inc. *	47,715	4,055,775
Lantheus Holdings, Inc. *	73,638	1,238,591
LeMaitre Vascular, Inc.	31,918	760,925
LHC Group, Inc. *	57,860	6,117,538
LivaNova plc *	95,408	8,808,067
Magellan Health, Inc. *	48,576	3,165,212
Medidata Solutions, Inc. *	113,682	8,066,875
Meridian Bioscience, Inc.	81,914	1,342,570
Merit Medical Systems, Inc. *	104,898	5,929,884
NantHealth, Inc. *	30,500	16,168
National HealthCare Corp.	23,988	1,926,956
National Research Corp., Class A	21,600	863,568
Natus Medical, Inc. *	64,233	2,167,221
Neogen Corp. *	98,364	5,991,351
Neuronetics, Inc. *	12,090	206,981
Nevro Corp. *	57,341	2,784,479
NextGen Healthcare, Inc. *	105,713	1,869,006
Novocure Ltd. *	144,965	7,103,285
NuVasive, Inc. *	101,210	5,074,669
Nuvectra Corp. *	33,570	469,980
NxStage Medical, Inc. *	129,033	3,750,989
Omnicell, Inc. *	76,258	4,966,684
OraSure Technologies, Inc. *	118,313	1,520,322
Orthofix Medical, Inc. *	34,863	1,886,437
OrthoPediatrics Corp. *	13,960	506,329
Owens & Minor, Inc.	123,127	932,071
Oxford Immunotec Global plc *	50,844	739,272
Patterson Cos., Inc.	161,920	3,609,197
PetIQ, Inc. *	30,400	924,768
Pulse Biosciences, Inc. *(a)	19,900	265,864
Quidel Corp. *	67,546	3,919,694
Quorum Health Corp. *	53,300	156,169
R1 RCM, Inc. *	202,360	1,643,163
RadNet, Inc. *	76,206	1,040,212
Rockwell Medical, Inc. *(a)	93,610	292,063
RTI Surgical, Inc. *	107,800	473,242
SeaSpine Holdings Corp. *	28,780	440,046
Select Medical Holdings Corp. *	214,121	3,344,570
Senseonics Holdings, Inc. *(a)	161,200	404,612
SI-BONE, Inc. *	16,230	291,815
Sientra, Inc. *	44,766	497,798
Simulations Plus, Inc.	22,405	431,520
STAAR Surgical Co. *	86,518	3,091,288
Surgery Partners, Inc. *	35,400	463,032
Surmodics, Inc. *	25,684	1,470,923
Tabula Rasa HealthCare, Inc. *	34,456	2,077,008
Tactile Systems Technology, Inc. *	34,327	2,285,492
Tandem Diabetes Care, Inc. *	99,934	4,345,130
Teladoc Health, Inc. *	132,031	8,476,390
Tenet Healthcare Corp. *	165,261	3,634,089
The Ensign Group, Inc.	97,680	4,255,918
The Providence Service Corp. *	21,680	1,390,555
Tivity Health, Inc. *	78,441	1,746,097
TransEnterix, Inc. *(a)	320,017	870,446
Triple-S Management Corp., Class B *	43,681	880,609
U.S. Physical Therapy, Inc.	24,453	2,589,328
Utah Medical Products, Inc.	6,556	615,871
Vapotherm, Inc. *	9,090	152,985
Varex Imaging Corp. *	76,009	2,165,496
ViewRay, Inc. *	125,657	903,474

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vocera Communications, Inc. *	58,888	2,403,808
Wright Medical Group N.V. *	243,902	7,278,036
		262,791,636

Household & Personal Products 0.6%
Central Garden & Pet Co. *	20,094	787,886
Central Garden & Pet Co., Class A *	79,363	2,826,910
Edgewell Personal Care Co. *	106,422	4,198,348
elf Beauty, Inc. *	42,000	352,800
Inter Parfums, Inc.	33,930	2,254,988
Medifast, Inc.	23,056	2,933,645
Natural Health Trends Corp.	14,970	245,358
Nature’s Sunshine Products, Inc. *	15,180	121,440
Oil-Dri Corp. of America	9,987	265,055
Revlon, Inc., Class A *(a)	15,402	403,532
USANA Health Sciences, Inc. *	24,920	2,918,132
WD-40 Co.	26,793	4,869,628
		22,177,722

Insurance 2.7%
Ambac Financial Group, Inc. *	89,646	1,696,102
American Equity Investment Life Holding Co.	175,937	5,510,347
AMERISAFE, Inc.	37,797	2,245,520
Argo Group International Holdings Ltd.	63,840	4,260,682
Citizens, Inc. *(a)	99,061	702,342
CNO Financial Group, Inc.	323,434	5,783,000
Crawford & Co., Class B	24,975	241,009
Donegal Group, Inc., Class A	18,452	243,013
eHealth, Inc. *	36,848	2,253,624
EMC Insurance Group, Inc.	17,800	585,264
Employers Holdings, Inc.	63,659	2,697,232
Enstar Group Ltd. *	23,760	4,229,280
FBL Financial Group, Inc., Class A	19,304	1,355,527
FedNat Holding Co.	22,366	405,048
Genworth Financial, Inc., Class A *	990,997	4,796,425
Global Indemnity Ltd.	16,555	544,660
Goosehead Insurance, Inc., Class A *	19,000	546,060
Greenlight Capital Re Ltd., Class A *	57,521	596,493
Hallmark Financial Services, Inc. *	26,732	259,300
HCI Group, Inc.	14,512	687,579
Health Insurance Innovations, Inc., Class A *(a)	25,288	969,542
Heritage Insurance Holdings, Inc.	38,562	559,920
Horace Mann Educators Corp.	80,953	3,371,692
Independence Holding Co.	8,748	312,828
Investors Title Co.	2,700	466,371
James River Group Holdings Ltd.	50,508	1,948,094
Kemper Corp.	103,410	7,774,364
Kingstone Cos., Inc.	18,310	301,200
Kinsale Capital Group, Inc.	38,380	2,226,040
Maiden Holdings Ltd.	131,188	169,233
MBIA, Inc. *	172,873	1,661,310
National General Holdings Corp.	127,228	3,072,556
National Western Life Group, Inc., Class A	4,521	1,371,219
NI Holdings, Inc. *	17,920	268,800
Primerica, Inc.	84,791	9,527,965
ProAssurance Corp.	103,884	4,431,691
Protective Insurance Corp., Class B	18,870	347,774
RLI Corp.	76,848	5,072,736
Safety Insurance Group, Inc.	28,994	2,386,496
Selective Insurance Group, Inc.	113,837	6,934,950
State Auto Financial Corp.	33,125	1,126,250
Stewart Information Services Corp.	46,381	2,061,635
The Navigators Group, Inc.	40,586	2,832,903
Third Point Reinsurance Ltd. *	146,794	1,542,805
Tiptree, Inc.	50,010	297,560
Security	Number of Shares	Value ($)
Trupanion, Inc. *(a)	48,855	1,297,100
United Fire Group, Inc.	40,937	2,128,724
United Insurance Holdings Corp.	40,963	668,516
Universal Insurance Holdings, Inc.	62,470	2,356,368
		107,125,149

Materials 3.9%
Advanced Emissions Solutions, Inc. (a)	35,400	401,082
AdvanSix, Inc. *	59,324	1,877,011
AgroFresh Solutions, Inc. *	59,500	239,190
AK Steel Holding Corp. *	612,297	1,806,276
Allegheny Technologies, Inc. *	246,952	6,764,015
American Vanguard Corp.	58,085	1,017,649
Amyris, Inc. *(a)	59,020	200,078
Balchem Corp.	63,049	5,234,328
Boise Cascade Co.	76,704	2,107,059
Carpenter Technology Corp.	91,559	4,327,078
Century Aluminum Co. *	99,488	915,290
Chase Corp.	14,399	1,451,707
Clearwater Paper Corp. *	32,283	1,088,583
Cleveland-Cliffs, Inc.	586,476	6,281,158
Coeur Mining, Inc. *	364,975	1,879,621
Commercial Metals Co.	228,875	3,993,869
Compass Minerals International, Inc.	67,332	3,518,097
Ferro Corp. *	162,391	2,707,058
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	110,660	283,290
Forterra, Inc. *(a)	37,450	192,119
FutureFuel Corp.	50,961	933,096
GCP Applied Technologies, Inc. *	140,398	3,538,030
Gold Resource Corp.	103,205	463,390
Greif, Inc., Class A	49,864	1,944,696
Greif, Inc., Class B	11,444	516,697
H.B. Fuller Co.	99,805	4,929,369
Hawkins, Inc.	18,652	773,871
Haynes International, Inc.	23,972	786,282
Hecla Mining Co.	897,351	2,422,848
Ingevity Corp. *	83,185	7,825,213
Innophos Holdings, Inc.	39,210	1,172,379
Innospec, Inc.	47,553	3,341,549
Intrepid Potash, Inc. *	185,500	576,905
Kaiser Aluminum Corp.	31,540	3,165,670
Koppers Holdings, Inc. *	41,221	939,427
Kraton Corp. *	60,827	1,715,321
Kronos Worldwide, Inc.	46,526	612,747
Livent Corp. *(a)	44,650	565,269
Louisiana-Pacific Corp.	279,037	6,802,922
LSB Industries, Inc. *	40,500	301,725
Marrone Bio Innovations, Inc. *(a)	101,700	155,601
Materion Corp.	39,336	1,846,038
Minerals Technologies, Inc.	69,684	4,081,392
Myers Industries, Inc.	68,951	1,121,143
Neenah, Inc.	32,651	2,274,795
Olympic Steel, Inc.	17,250	332,408
OMNOVA Solutions, Inc. *	88,543	788,918
P.H. Glatfelter Co.	87,722	1,121,087
PolyOne Corp.	156,154	5,054,705
PQ Group Holdings, Inc. *	72,961	1,098,063
Quaker Chemical Corp.	25,711	5,256,871
Ramaco Resources, Inc. *(a)	10,400	63,024
Rayonier Advanced Materials, Inc.	98,501	1,426,294
Ryerson Holding Corp. *	31,700	222,851
Schnitzer Steel Industries, Inc., Class A	50,922	1,232,312
Schweitzer-Mauduit International, Inc.	59,735	1,915,104
Sensient Technologies Corp.	83,554	5,245,520
Stepan Co.	39,898	3,508,231
Summit Materials, Inc., Class A *	219,525	3,349,952

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SunCoke Energy, Inc. *	129,738	1,458,255
Synalloy Corp.	15,300	241,740
Tahoe Resources, Inc. *	612,592	2,321,724
TimkenSteel Corp. *	80,758	1,028,049
Trecora Resources *	40,200	348,534
Tredegar Corp.	49,786	812,010
Trinseo S.A.	84,066	4,123,437
Tronox Ltd., Class A	182,261	1,596,606
UFP Technologies, Inc. *	12,490	412,170
United States Lime & Minerals, Inc.	3,900	269,139
Universal Stainless & Alloy Products, Inc. *	15,850	284,191
US Concrete, Inc. *	32,211	1,146,712
Valhi, Inc.	49,094	163,483
Verso Corp., Class A *	67,591	1,667,470
Warrior Met Coal, Inc.	84,736	2,434,465
Worthington Industries, Inc.	82,427	3,109,971
		151,124,229

Media & Entertainment 2.4%
AMC Entertainment Holdings, Inc., Class A	103,094	1,510,327
Beasley Broadcasting Group, Inc., Class A	15,050	68,026
Boston Omaha Corp., Class A *(a)	9,400	237,726
Cardlytics, Inc. *	11,166	195,293
Care.com, Inc. *	38,070	904,924
Cargurus, Inc. *	98,325	4,205,360
Cars.com, Inc. *	136,558	3,729,399
Central European Media Enterprises Ltd., Class A *	165,600	498,456
Clear Channel Outdoor Holdings, Inc., Class A *	77,076	429,313
Daily Journal Corp. *	2,110	466,542
Emerald Expositions Events, Inc.	48,900	694,380
Entercom Communications Corp., Class A	249,735	1,830,557
Entravision Communications Corp., Class A	121,900	480,286
Eros International plc *(a)	71,756	683,835
Fluent, Inc. *	61,840	291,885
Gannett Co., Inc.	220,830	2,449,005
Glu Mobile, Inc. *	219,841	2,141,251
Gray Television, Inc. *	156,719	2,618,774
Hemisphere Media Group, Inc. *	35,700	473,382
IMAX Corp. *	105,501	2,191,256
Liberty Latin America Ltd., Class A *	85,708	1,494,319
Liberty Latin America Ltd., Class C *	222,356	3,886,783
Liberty Media Corp. — Liberty Braves, Class A *	20,631	559,925
Liberty Media Corp. — Liberty Braves, Class C *	68,580	1,848,917
Liberty TripAdvisor Holdings, Inc., Class A *	141,601	2,359,073
LiveXLive Media, Inc. *	57,140	347,983
Loral Space & Communications, Inc. *	25,768	930,482
MDC Partners, Inc., Class A *	113,743	337,817
Meredith Corp.	77,904	4,227,850
MSG Networks, Inc., Class A *	116,538	2,610,451
National CineMedia, Inc.	153,758	1,062,468
New Media Investment Group, Inc.	118,046	1,613,689
Nexstar Media Group, Inc., Class A	87,938	7,340,185
QuinStreet, Inc. *	87,776	1,671,255
Reading International, Inc., Class A *	33,850	534,830
Rosetta Stone, Inc. *	39,411	597,471
Saga Communications, Inc., Class A	7,830	264,811
Scholastic Corp.	55,362	2,308,042
Sinclair Broadcast Group, Inc., Class A	132,933	4,095,666
TechTarget, Inc. *	38,851	563,339
TEGNA, Inc.	424,546	4,984,170
The E.W. Scripps Co., Class A	90,296	1,695,759
The Marcus Corp.	38,033	1,695,131
Security	Number of Shares	Value ($)
The Meet Group, Inc. *	133,580	772,092
The New York Times Co., Class A	257,626	6,623,564
Travelzoo *	9,000	110,700
Tribune Publishing Co. *	35,823	428,801
TrueCar, Inc. *	183,052	1,717,028
WideOpenWest, Inc. *	56,510	427,216
World Wrestling Entertainment, Inc., Class A	84,627	6,968,187
Yelp, Inc. *	159,869	5,822,429
		96,000,410

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Abeona Therapeutics, Inc. *	59,000	400,610
ACADIA Pharmaceuticals, Inc. *	194,515	4,431,052
Accelerate Diagnostics, Inc. *(a)	52,704	959,740
Acceleron Pharma, Inc. *	75,989	3,221,934
Achaogen, Inc. *(a)	58,600	88,486
Achillion Pharmaceuticals, Inc. *	273,913	599,869
Aclaris Therapeutics, Inc. *	69,640	485,391
Acorda Therapeutics, Inc. *	86,128	1,432,309
Adamas Pharmaceuticals, Inc. *	42,547	382,923
ADMA Biologics, Inc. *	35,400	104,430
Aduro Biotech, Inc. *	123,157	367,008
Adverum Biotechnologies, Inc. *	101,500	322,770
Aeglea BioTherapeutics, Inc. *	30,300	276,942
Aerie Pharmaceuticals, Inc. *	69,929	3,288,062
Agenus, Inc. *	171,274	577,193
AgeX Therapeutics, Inc. *(a)	19,423	75,167
Aimmune Therapeutics, Inc. *	86,056	2,024,037
Akcea Therapeutics, Inc. *(a)	25,231	670,640
Akebia Therapeutics, Inc. *	172,204	948,844
Akorn, Inc. *	178,072	669,551
Albireo Pharma, Inc. *	17,000	442,000
Alder Biopharmaceuticals, Inc. *	112,826	1,588,590
Aldeyra Therapeutics, Inc. *	41,710	367,465
Allakos, Inc. *	16,327	652,264
Allena Pharmaceuticals, Inc. *	21,600	151,416
Allogene Therapeutics, Inc. *(a)	41,390	1,255,359
AMAG Pharmaceuticals, Inc. *	68,529	1,121,820
Amicus Therapeutics, Inc. *	374,936	4,514,229
Amneal Pharmaceuticals, Inc. *	170,181	2,089,823
Amphastar Pharmaceuticals, Inc. *	70,355	1,601,280
Ampio Pharmaceuticals, Inc. *	211,320	105,660
AnaptysBio, Inc. *	42,018	2,786,634
ANI Pharmaceuticals, Inc. *	16,203	870,749
Apellis Pharmaceuticals, Inc. *	69,444	972,216
Aptinyx, Inc. *	25,190	134,515
Aquestive Therapeutics, Inc. *	9,910	60,748
Aratana Therapeutics, Inc. *	91,160	403,839
Arbutus Biopharma Corp. *	65,900	243,171
Arcus Biosciences, Inc. *	61,230	622,709
Ardelyx, Inc. *	82,700	173,670
Arena Pharmaceuticals, Inc. *	98,237	4,515,955
ArQule, Inc. *	215,618	797,787
Array BioPharma, Inc. *	405,256	7,566,130
Arrowhead Pharmaceuticals, Inc. *	169,973	2,400,019
Arsanis, Inc. *	8,700	23,751
Arvinas Holding Co. LLC *	15,490	269,681
Assembly Biosciences, Inc. *	42,215	961,658
Assertio Therapeutics, Inc. *	111,600	497,736
Atara Biotherapeutics, Inc. *	82,164	3,122,232
Athenex, Inc. *	87,529	1,028,466
Athersys, Inc. *(a)	211,500	336,285
Audentes Therapeutics, Inc. *	73,591	1,825,057
AVEO Pharmaceuticals, Inc. *(a)	201,030	140,600
Avid Bioservices, Inc. *	103,254	397,528
Avrobio, Inc. *	11,530	143,664
Bellicum Pharmaceuticals, Inc. *	74,300	245,190

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioCryst Pharmaceuticals, Inc. *	214,796	1,864,429
Biohaven Pharmaceutical Holding Co., Ltd. *	55,455	2,112,281
BioSpecifics Technologies Corp. *	10,918	709,452
BioTime, Inc. *(a)	205,728	290,076
Blueprint Medicines Corp. *	80,837	5,827,539
Calithera Biosciences, Inc. *	61,680	275,093
Calyxt, Inc. *(a)	11,460	152,074
Cambrex Corp. *	66,515	2,903,380
Cara Therapeutics, Inc. *	65,777	1,003,099
CareDx, Inc. *	69,231	1,940,545
CASI Pharmaceuticals, Inc. *(a)	93,000	321,780
Catalyst Biosciences, Inc. *	22,100	194,259
Catalyst Pharmaceuticals, Inc. *	197,984	498,920
Celcuity, Inc. *	10,900	242,198
Cellular Biomedicine Group, Inc. *	21,600	383,832
ChemoCentryx, Inc. *	43,100	527,544
Chimerix, Inc. *	80,346	187,206
ChromaDex Corp. *(a)	71,800	239,094
Clearside Biomedical, Inc. *	52,100	61,478
Clovis Oncology, Inc. *	93,455	2,370,019
Codexis, Inc. *	99,716	1,876,655
Cohbar, Inc. *	41,500	136,120
Coherus Biosciences, Inc. *	102,798	1,383,661
Collegium Pharmaceutical, Inc. *	56,974	912,154
Concert Pharmaceuticals, Inc. *	40,141	567,995
Constellation Pharmaceuticals, Inc. *	7,730	55,888
Corbus Pharmaceuticals Holdings, Inc. *(a)	100,927	763,008
Corcept Therapeutics, Inc. *	191,332	2,139,092
Corvus Pharmaceuticals, Inc. *	25,900	103,341
Crinetics Pharmaceuticals, Inc. *(a)	13,190	346,633
CTI BioPharma Corp. *	95,500	113,645
Cue Biopharma, Inc. *(a)	33,100	169,141
Cymabay Therapeutics, Inc. *	117,129	1,019,022
Cytokinetics, Inc. *	94,285	662,824
CytomX Therapeutics, Inc. *	88,333	1,499,894
Deciphera Pharmaceuticals, Inc. *	16,630	446,848
Denali Therapeutics, Inc. *	89,624	1,708,233
Dermira, Inc. *	66,500	438,900
Dicerna Pharmaceuticals, Inc. *	107,197	1,105,201
Dova Pharmaceuticals, Inc. *(a)	22,000	168,960
Durect Corp. *	301,576	182,514
Dynavax Technologies Corp. *	124,347	1,370,304
Eagle Pharmaceuticals, Inc. *	20,178	852,722
Editas Medicine, Inc. *	91,576	1,989,946
Eidos Therapeutics, Inc. *(a)	13,780	168,254
Eloxx Pharmaceuticals, Inc. *	43,150	520,389
Emergent BioSolutions, Inc. *	89,934	5,610,982
Enanta Pharmaceuticals, Inc. *	33,087	2,628,100
Endo International plc *	442,418	4,313,575
Enzo Biochem, Inc. *	80,600	303,056
Epizyme, Inc. *	115,990	1,185,418
Equillium, Inc. *	10,650	93,614
Esperion Therapeutics, Inc. *	44,935	2,087,231
Evelo Biosciences, Inc. *(a)	27,130	243,627
Evolus, Inc. *(a)	17,210	281,384
Fate Therapeutics, Inc. *	119,327	1,806,611
Fennec Pharmaceuticals, Inc. *	21,100	141,159
FibroGen, Inc. *	150,146	8,520,785
Five Prime Therapeutics, Inc. *	68,479	770,389
Flexion Therapeutics, Inc. *	64,092	941,511
Fluidigm Corp. *	52,879	457,403
Fortress Biotech, Inc. *(a)	56,900	117,783
Forty Seven, Inc. *	15,500	227,695
G1 Therapeutics, Inc. *	44,016	941,502
Genomic Health, Inc. *	40,971	3,106,012
Geron Corp. *(a)	319,579	367,516
Global Blood Therapeutics, Inc. *	98,788	4,732,933
GlycoMimetics, Inc. *	64,963	727,586
Security	Number of Shares	Value ($)
Gritstone Oncology, Inc. *(a)	13,660	174,848
GTx, Inc. *(a)	10,550	11,500
Halozyme Therapeutics, Inc. *	245,311	3,969,132
Harvard Bioscience, Inc. *	65,500	224,665
Heron Therapeutics, Inc. *	136,783	3,679,463
Homology Medicines, Inc. *	34,913	707,687
Horizon Pharma plc *	331,555	7,125,117
Idera Pharmaceuticals, Inc. *	35,991	91,057
Immune Design, Corp. *	62,943	98,191
ImmunoGen, Inc. *	279,864	1,469,286
Immunomedics, Inc. *	291,020	4,304,186
Innovate Biopharmaceuticals, Inc. *(a)	34,500	81,075
Innoviva, Inc. *	134,958	2,307,782
Inovio Pharmaceuticals, Inc. *	169,240	847,892
Insmed, Inc. *	150,635	3,661,937
Insys Therapeutics, Inc. *(a)	53,079	183,653
Intellia Therapeutics, Inc. *	65,109	920,641
Intercept Pharmaceuticals, Inc. *	43,062	5,196,722
Intersect ENT, Inc. *	59,051	1,752,043
Intra-Cellular Therapies, Inc. *	89,012	1,071,704
Intrexon Corp. *	143,438	1,098,735
Invitae Corp. *	128,989	1,816,165
Iovance Biotherapeutics, Inc. *	209,281	1,914,921
Ironwood Pharmaceuticals, Inc. *	275,138	3,758,385
Jounce Therapeutics, Inc. *	31,400	131,566
Kadmon Holdings, Inc. *	188,850	455,129
Kala Pharmaceuticals, Inc. *	32,134	177,701
Karyopharm Therapeutics, Inc. *	93,071	788,311
Kezar Life Sciences, Inc. *	9,770	174,981
Kindred Biosciences, Inc. *	60,680	597,698
Kiniksa Pharmaceuticals Ltd., Class A *	12,300	215,250
Kodiak Sciences, Inc. *	19,210	147,533
Kura Oncology, Inc. *	56,508	898,477
La Jolla Pharmaceutical Co. *(a)	41,455	250,388
Lannett Co., Inc. *(a)	61,043	455,381
Lexicon Pharmaceuticals, Inc. *	85,580	404,793
Ligand Pharmaceuticals, Inc. *	41,091	4,852,847
Liquidia Technologies, Inc. *	9,260	133,251
LogicBio Therapeutics, Inc. *	16,200	143,208
Loxo Oncology, Inc. *	52,719	12,367,877
Luminex Corp.	81,143	2,263,078
MacroGenics, Inc. *	78,755	923,796
Madrigal Pharmaceuticals, Inc. *	13,625	1,577,230
Magenta Therapeutics, Inc. *(a)	12,961	90,857
Mallinckrodt plc *	161,640	3,533,450
MannKind Corp. *(a)	261,100	328,986
Marinus Pharmaceuticals, Inc. *	67,800	225,096
MediciNova, Inc. *	79,802	724,602
Medpace Holdings, Inc. *	42,763	2,753,937
MeiraGTx Holdings plc *	7,040	87,155
Melinta Therapeutics, Inc. *	65,540	55,329
Menlo Therapeutics, Inc. *	18,240	97,584
Mersana Therapeutics, Inc. *	24,500	112,210
Minerva Neurosciences, Inc. *	57,100	375,718
Miragen Therapeutics, Inc. *	48,000	137,280
Mirati Therapeutics, Inc. *	39,407	2,604,015
Molecular Templates, Inc. *	25,530	121,012
Momenta Pharmaceuticals, Inc. *	151,587	1,797,822
Mustang Bio, Inc. *	31,300	116,436
MyoKardia, Inc. *	67,611	2,797,743
Myriad Genetics, Inc. *	136,952	3,860,677
NanoString Technologies, Inc. *	49,685	1,104,994
NantKwest, Inc. *(a)	57,600	62,208
Natera, Inc. *	65,284	887,210
NeoGenomics, Inc. *	126,414	2,101,001
Neon Therapeutics, Inc. *	11,980	50,795
Neos Therapeutics, Inc. *	94,530	202,294
NewLink Genetics Corp. *	48,700	72,563
Novavax, Inc. *	753,795	1,763,880

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nymox Pharmaceutical Corp. *(a)	60,400	133,484
Ocular Therapeutix, Inc. *	63,770	241,051
Odonate Therapeutics, Inc. *	12,100	200,497
Omeros Corp. *(a)	88,772	1,210,850
OPKO Health, Inc. *	633,014	2,329,492
Optinose, Inc. *(a)	36,340	234,030
Organovo Holdings, Inc. *	230,021	232,321
Osmotica Pharmaceuticals plc *	19,680	154,291
Ovid therapeutics, Inc. *	22,600	63,958
Pacific Biosciences of California, Inc. *	268,574	1,858,532
Pacira Pharmaceuticals, Inc. *	77,930	3,170,192
Palatin Technologies, Inc. *	414,510	286,717
Paratek Pharmaceuticals, Inc. *(a)	58,908	397,334
PDL BioPharma, Inc. *	286,865	912,231
Pfenex, Inc. *	53,960	212,602
Phibro Animal Health Corp., Class A	41,163	1,285,109
Pieris Pharmaceuticals, Inc. *	96,900	278,103
PolarityTE, Inc. *(a)	18,920	335,262
Portola Pharmaceuticals, Inc. *	127,811	3,463,678
Prestige Consumer Healthcare, Inc. *	103,509	2,889,971
Principia Biopharma, Inc. *	11,310	342,806
Progenics Pharmaceuticals, Inc. *	171,094	757,946
Proteostasis Therapeutics, Inc. *	67,220	203,004
Prothena Corp. plc *	81,310	955,393
PTC Therapeutics, Inc. *	88,673	2,760,390
Puma Biotechnology, Inc. *	58,679	1,635,971
Quanterix Corp. *	15,960	336,118
Ra Pharmaceuticals, Inc. *	28,170	578,330
Radius Health, Inc. *	80,546	1,471,575
Reata Pharmaceuticals, Inc., Class A *	36,774	2,933,462
Recro Pharma, Inc. *	32,600	270,254
REGENXBIO, Inc. *	62,755	2,758,710
Repligen Corp. *	77,466	4,416,337
Replimune Group, Inc. *	14,160	171,478
resTORbio, Inc. *(a)	14,800	131,424
Retrophin, Inc. *	81,566	1,758,563
Revance Therapeutics, Inc. *	65,159	1,125,296
Rhythm Pharmaceuticals, Inc. *	30,465	810,369
Rigel Pharmaceuticals, Inc. *	319,031	689,107
Rocket Pharmaceuticals, Inc. *	39,884	573,532
Rubius Therapeutics, Inc. *	23,040	315,418
Sangamo Therapeutics, Inc. *	199,192	2,328,554
Savara, Inc. *	54,240	411,682
Scholar Rock Holding Corp. *	11,780	177,996
scPharmaceuticals, Inc. *	13,400	52,260
Selecta Biosciences, Inc. *	33,700	52,909
Seres Therapeutics, Inc. *	41,037	252,788
Sienna Biopharmaceuticals, Inc. *	30,497	81,732
SIGA Technologies, Inc. *	103,325	700,544
Solid Biosciences, Inc. *	24,264	610,725
Sorrento Therapeutics, Inc. *(a)	206,736	425,876
Spark Therapeutics, Inc. *	61,812	2,955,850
Spectrum Pharmaceuticals, Inc. *	198,779	2,226,325
Spero Therapeutics, Inc. *	14,527	152,824
Spring Bank Pharmaceuticals, Inc. *	26,580	287,861
Stemline Therapeutics, Inc. *	54,466	602,394
Supernus Pharmaceuticals, Inc. *	95,589	3,644,809
Surface Oncology, Inc. *	23,320	134,090
Sutro Biopharma, Inc. *	13,110	138,704
Syndax Pharmaceuticals, Inc. *	28,882	161,739
Syneos Health, Inc. *	121,664	6,209,731
Synergy Pharmaceuticals, Inc. *	546,571	175,121
Synlogic, Inc. *	28,800	232,704
Syros Pharmaceuticals, Inc. *	48,700	291,713
T2 Biosystems, Inc. *	58,780	205,730
Teligent, Inc. *(a)	74,300	126,310
Tetraphase Pharmaceuticals, Inc. *	100,653	123,803
TG Therapeutics, Inc. *	118,841	487,248
The Medicines Co. *	135,194	3,124,333
Security	Number of Shares	Value ($)
TherapeuticsMD, Inc. *	359,014	1,884,823
Theravance Biopharma, Inc. *	84,804	2,209,144
Tocagen, Inc. *	33,400	376,084
Translate Bio, Inc. *	18,590	105,591
Tricida, Inc. *	22,070	484,216
Twist Bioscience Corp. *	10,100	233,613
Tyme Technologies, Inc. *(a)	200,760	540,044
Ultragenyx Pharmaceutical, Inc. *	94,575	4,664,439
UNITY Biotechnology, Inc. *(a)	48,280	552,323
Unum Therapeutics, Inc. *(a)	38,190	164,981
Vanda Pharmaceuticals, Inc. *	100,663	2,730,987
Veracyte, Inc. *	56,190	1,022,096
Verastem, Inc. *	129,955	426,252
Vericel Corp. *	84,249	1,449,083
Verrica Pharmaceuticals, Inc. *	10,970	131,311
Viking Therapeutics, Inc. *(a)	115,882	945,597
Vital Therapies, Inc. *	56,600	12,452
Voyager Therapeutics, Inc. *	40,410	423,901
WaVe Life Sciences Ltd. *	34,203	1,274,062
Xencor, Inc. *	91,600	3,306,760
Xeris Pharmaceuticals, Inc. *	12,510	173,639
XOMA Corp. *(a)	13,350	161,135
Y-mAbs Therapeutics, Inc. *	13,880	285,650
Zafgen, Inc. *	57,770	256,499
ZIOPHARM Oncology, Inc. *(a)	270,581	606,101
Zogenix, Inc. *	83,257	3,642,494
Zomedica Pharmaceuticals Corp. *(a)	73,900	59,105
		347,042,429

Real Estate 7.5%
Acadia Realty Trust	158,983	4,567,582
Agree Realty Corp.	65,572	4,329,719
Alexander & Baldwin, Inc. *	134,465	3,098,074
Alexander’s, Inc.	4,111	1,369,210
Altisource Portfolio Solutions S.A. *(a)	20,132	476,726
American Assets Trust, Inc.	75,293	3,233,081
American Realty Investors, Inc. *(a)	3,390	44,341
Americold Realty Trust	169,847	4,979,914
Armada Hoffler Properties, Inc.	99,164	1,489,443
Ashford Hospitality Trust, Inc.	168,182	832,501
Bluerock Residential Growth REIT, Inc.	45,408	471,335
Braemar Hotels & Resorts, Inc.	56,364	626,768
BRT Apartments Corp.	18,860	245,369
CareTrust REIT, Inc.	164,493	3,615,556
CatchMark Timber Trust, Inc., Class A	96,604	887,791
CBL & Associates Properties, Inc.	337,157	839,521
Cedar Realty Trust, Inc.	168,700	588,763
Chatham Lodging Trust	91,241	1,843,981
Chesapeake Lodging Trust	116,429	3,315,898
City Office REIT, Inc.	74,890	865,728
Clipper Realty, Inc.	29,212	378,295
Community Healthcare Trust, Inc.	33,963	1,121,458
Consolidated-Tomoka Land Co.	7,600	464,132
CoreCivic, Inc.	232,389	4,617,569
CorEnergy Infrastructure Trust, Inc.	23,964	858,151
CorePoint Lodging, Inc.	82,632	1,011,416
Cousins Properties, Inc.	825,766	7,308,029
Cushman & Wakefield plc *	92,422	1,593,355
DiamondRock Hospitality Co.	407,186	4,137,010
Easterly Government Properties, Inc.	117,094	2,103,008
EastGroup Properties, Inc.	68,710	7,108,737
Essential Properties Realty Trust, Inc.	70,060	1,113,954
Farmland Partners, Inc.	65,608	368,061
First Industrial Realty Trust, Inc.	245,186	8,022,486
Forestar Group, Inc. *	19,770	316,518
Four Corners Property Trust, Inc.	132,824	3,750,950
Franklin Street Properties Corp.	206,702	1,533,729
Front Yard Residential Corp.	94,878	1,026,580

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FRP Holdings, Inc. *	13,516	685,532
Getty Realty Corp.	65,075	2,086,304
Gladstone Commercial Corp.	55,590	1,109,020
Gladstone Land Corp.	24,800	299,584
Global Medical REIT, Inc.	37,600	360,584
Global Net Lease, Inc.	141,639	2,746,380
Griffin Industrial Realty, Inc.	1,200	40,356
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	100,822	2,277,569
Healthcare Realty Trust, Inc.	243,994	7,878,566
Hersha Hospitality Trust	70,938	1,314,481
HFF, Inc., Class A	73,162	3,030,370
Independence Realty Trust, Inc.	169,168	1,767,806
Industrial Logistics Properties Trust	127,431	2,738,492
InfraREIT, Inc.	86,450	1,824,095
Innovative Industrial Properties, Inc. (a)	17,840	1,104,653
Investors Real Estate Trust	23,854	1,404,285
iStar, Inc.	128,509	1,232,401
Jernigan Capital, Inc.	36,010	780,697
Kennedy-Wilson Holdings, Inc.	246,387	4,925,276
Kite Realty Group Trust	162,896	2,708,960
Lexington Realty Trust	415,647	3,994,368
LTC Properties, Inc.	77,811	3,691,354
Mack-Cali Realty Corp.	176,556	3,637,054
Marcus & Millichap, Inc. *	38,269	1,515,452
Maui Land & Pineapple Co., Inc. *	14,430	172,294
MedEquities Realty Trust, Inc.	55,400	640,978
Monmouth Real Estate Investment Corp.	171,368	2,354,596
National Health Investors, Inc.	80,254	6,681,948
National Storage Affiliates Trust	111,231	3,236,822
New Senior Investment Group, Inc.	143,516	777,857
Newmark Group, Inc., Class A	294,606	3,078,633
NexPoint Residential Trust, Inc.	37,050	1,386,040
NorthStar Realty Europe Corp.	87,439	1,468,101
Office Properties Income Trust	93,408	2,991,858
One Liberty Properties, Inc.	28,880	785,536
Pebblebrook Hotel Trust	267,523	8,574,112
Pennsylvania Real Estate Investment Trust	139,500	1,028,115
Physicians Realty Trust	360,360	6,526,120
Piedmont Office Realty Trust, Inc., Class A	250,296	4,845,731
PotlatchDeltic Corp.	131,174	4,837,697
Preferred Apartment Communities, Inc., Class A	79,789	1,268,645
PS Business Parks, Inc.	38,986	5,660,377
QTS Realty Trust, Inc., Class A	100,831	4,245,993
RE/MAX Holdings, Inc., Class A	35,673	1,488,278
Redfin Corp. *(a)	154,702	2,767,619
Retail Opportunity Investments Corp.	221,840	3,897,729
Rexford Industrial Realty, Inc.	181,527	6,099,307
RLJ Lodging Trust	341,234	6,329,891
RPT Realty	157,403	2,060,405
Ryman Hospitality Properties, Inc.	87,734	7,049,427
Sabra Health Care REIT, Inc.	350,777	7,204,960
Safety Income & Growth, Inc.	14,700	259,308
Saul Centers, Inc.	22,840	1,209,606
Seritage Growth Properties, Class A (a)	64,517	2,594,229
Spirit MTA REIT	83,203	650,647
STAG Industrial, Inc.	192,550	5,308,603
Stratus Properties, Inc. *	11,800	279,660
Summit Hotel Properties, Inc.	204,023	2,278,937
Sunstone Hotel Investors, Inc.	447,381	6,397,548
Tanger Factory Outlet Centers, Inc.	181,610	4,131,627
Tejon Ranch Co. *	41,092	773,351
Terreno Realty Corp.	113,602	4,582,705
The GEO Group, Inc.	235,174	5,303,174
The RMR Group, Inc., Class A	14,158	934,570
The St. Joe Co. *	67,213	1,045,834
Tier REIT, Inc.	105,347	2,475,654
Transcontinental Realty Investors, Inc. *	2,800	93,940
Security	Number of Shares	Value ($)
Trinity Place Holdings, Inc. *	32,544	135,058
UMH Properties, Inc.	68,880	966,386
Universal Health Realty Income Trust	25,650	1,788,318
Urban Edge Properties	214,278	4,375,557
Urstadt Biddle Properties, Inc., Class A	57,629	1,234,413
Washington Prime Group, Inc.	364,926	2,072,780
Washington Real Estate Investment Trust	158,002	4,005,351
Whitestone REIT	77,315	1,096,327
Xenia Hotels & Resorts, Inc.	222,699	4,180,060
		293,341,090

Retailing 4.4%
1-800-FLOWERS.COM, Inc., Class A *	51,800	826,210
Aaron’s, Inc.	136,346	6,825,481
Abercrombie & Fitch Co., Class A	130,584	2,829,755
America’s Car-Mart, Inc. *	11,324	792,227
American Eagle Outfitters, Inc.	317,855	6,713,098
Asbury Automotive Group, Inc. *	37,929	2,679,684
Ascena Retail Group, Inc. *	347,188	850,611
At Home Group, Inc. *	87,604	1,930,792
Barnes & Noble Education, Inc. *	79,683	455,787
Barnes & Noble, Inc.	113,990	687,360
Bed Bath & Beyond, Inc.	264,738	3,994,896
Big 5 Sporting Goods Corp. (a)	40,484	139,265
Big Lots, Inc.	79,503	2,507,525
Boot Barn Holdings, Inc. *	54,116	1,267,938
Caleres, Inc.	83,650	2,496,116
Camping World Holdings, Inc., Class A (a)	64,567	915,560
Carvana Co. *(a)	64,011	2,378,009
Chico’s FAS, Inc.	247,613	1,436,155
Citi Trends, Inc.	23,076	472,827
Conn’s, Inc. *	39,664	830,564
Core-Mark Holding Co., Inc.	90,047	2,510,510
Dillard’s, Inc., Class A	22,647	1,512,593
DSW, Inc., Class A	135,386	3,689,269
Duluth Holdings, Inc., Class B *	16,694	398,653
Etsy, Inc. *	234,932	12,839,034
Express, Inc. *	143,199	758,955
Five Below, Inc. *	107,406	13,289,344
Francesca’s Holdings Corp. *	64,500	56,966
Funko, Inc., Class A *	19,400	336,590
Gaia, Inc. *	22,400	263,424
GameStop Corp., Class A (a)	198,137	2,246,874
Genesco, Inc. *	39,358	1,778,194
GNC Holdings, Inc., Class A *	166,237	507,023
Group 1 Automotive, Inc.	36,407	2,221,919
Groupon, Inc. *	870,894	3,283,270
Guess?, Inc.	112,273	2,190,446
Haverty Furniture Cos., Inc.	38,438	782,982
Hibbett Sports, Inc. *	38,338	626,443
Hudson Ltd., Class A *	77,080	992,790
J. Jill, Inc. *	30,400	180,880
J.C. Penney Co., Inc. *	602,888	795,812
Kirkland’s, Inc. *	28,746	293,784
Lands’ End, Inc. *	19,600	350,840
Leaf Group Ltd. *	32,500	249,600
Liberty Expedia Holdings, Inc., Class A *	107,212	4,394,620
Liquidity Services, Inc. *	52,735	441,392
Lithia Motors, Inc., Class A	43,445	3,864,433
Lumber Liquidators Holdings, Inc. *	54,198	651,460
MarineMax, Inc. *	39,196	696,905
Monro, Inc.	62,313	4,465,350
Murphy USA, Inc. *	59,248	4,357,690
National Vision Holdings, Inc. *	124,044	3,939,637
Nutrisystem, Inc.	58,345	2,532,756
Office Depot, Inc.	1,062,923	3,135,623
Ollie’s Bargain Outlet Holdings, Inc. *	97,788	7,644,088
Overstock.com, Inc. *(a)	44,517	772,370

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Party City Holdco, Inc. *	110,628	1,221,333
PetMed Express, Inc. (a)	38,340	907,891
Pier 1 Imports, Inc. *	169,796	138,503
Quotient Technology, Inc. *	157,175	1,571,750
Remark Holdings, Inc. *(a)	50,900	101,800
Rent-A-Center, Inc. *	87,312	1,527,960
RH *	39,217	5,328,414
RTW RetailWinds, Inc. *	53,300	165,230
Sally Beauty Holdings, Inc. *	237,145	4,083,637
Shoe Carnival, Inc.	20,605	759,912
Shutterfly, Inc. *	65,491	3,009,966
Shutterstock, Inc.	37,320	1,493,173
Signet Jewelers Ltd.	102,456	2,495,828
Sleep Number Corp. *	64,431	2,319,516
Sonic Automotive, Inc., Class A	49,259	753,663
Sportsman’s Warehouse Holdings, Inc. *	69,910	359,337
Stamps.com, Inc. *	34,636	6,445,067
Tailored Brands, Inc.	96,172	1,214,652
The Buckle, Inc. (a)	58,123	1,009,597
The Cato Corp., Class A	43,100	640,035
The Children’s Place, Inc.	31,122	3,011,365
The Container Store Group, Inc. *	29,700	212,652
Tile Shop Holdings, Inc.	77,415	587,580
Tilly’s, Inc., Class A	39,720	481,009
Weyco Group, Inc.	11,580	311,155
Winmark Corp.	4,810	741,462
Zumiez, Inc. *	35,538	903,021
		171,877,887

Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc., Class A *	15,000	139,650
Adesto Technologies Corp. *	46,890	231,168
Advanced Energy Industries, Inc. *	75,704	3,882,858
Alpha & Omega Semiconductor Ltd. *	37,700	449,007
Ambarella, Inc. *	60,615	2,303,370
Amkor Technology, Inc. *	203,208	1,625,664
Aquantia Corp. *	42,090	370,813
Axcelis Technologies, Inc. *	63,978	1,332,662
AXT, Inc. *	74,320	305,455
Brooks Automation, Inc.	137,352	4,275,768
Cabot Microelectronics Corp.	55,872	5,692,798
CEVA, Inc. *	44,537	1,266,632
Cirrus Logic, Inc. *	118,230	4,392,245
Cohu, Inc.	77,086	1,352,088
Cree, Inc. *	198,061	9,988,216
Diodes, Inc. *	78,430	2,637,601
Entegris, Inc.	279,635	9,241,937
FormFactor, Inc. *	144,557	2,171,246
Ichor Holdings Ltd. *	43,246	889,570
Impinj, Inc. *(a)	30,872	472,959
Inphi Corp. *	85,867	3,386,594
Integrated Device Technology, Inc. *	253,950	12,405,458
Kopin Corp. *	118,000	162,840
Lattice Semiconductor Corp. *	229,242	1,788,088
MACOM Technology Solutions Holdings, Inc. *	89,476	1,613,252
MaxLinear, Inc. *	124,243	2,437,648
Nanometrics, Inc. *	44,689	1,367,037
NeoPhotonics Corp. *	68,473	494,375
NVE Corp.	9,538	908,876
PDF Solutions, Inc. *	54,400	571,744
Photronics, Inc. *	131,461	1,405,318
Power Integrations, Inc.	55,949	3,692,634
Rambus, Inc. *	211,086	1,903,996
Rudolph Technologies, Inc. *	62,484	1,357,152
Semtech Corp. *	128,104	6,220,730
Silicon Laboratories, Inc. *	84,256	6,445,584
SMART Global Holdings, Inc. *	19,820	491,734
Security	Number of Shares	Value ($)
SunPower Corp. *(a)	118,400	687,904
Synaptics, Inc. *	67,658	2,692,788
Ultra Clean Holdings, Inc. *	77,270	916,422
Veeco Instruments, Inc. *	91,801	900,568
Xperi Corp.	96,046	2,058,266
		106,930,715

Software & Services 7.5%
8x8, Inc. *	185,036	3,258,484
A10 Networks, Inc. *	105,490	716,277
ACI Worldwide, Inc. *	224,715	6,642,575
Agilysys, Inc. *	30,900	546,930
Alarm.com Holdings, Inc. *	61,531	3,872,146
Altair Engineering, Inc., Class A *	49,501	1,602,842
Alteryx, Inc., Class A *	57,323	4,078,531
Amber Road, Inc. *	44,100	384,111
American Software, Inc., Class A	55,860	617,812
Anaplan, Inc. *	34,700	1,089,233
Appfolio, Inc., Class A *	30,729	1,945,453
Asure Software, Inc. *	23,660	125,635
Avalara, Inc. *	17,465	696,330
Avaya Holdings Corp. *	205,930	3,482,276
Benefitfocus, Inc. *	43,659	2,442,721
Blackbaud, Inc.	95,154	6,813,026
Blackline, Inc. *	72,711	3,459,589
Bottomline Technologies (de), Inc. *	82,972	4,285,504
Box, Inc., Class A *	244,311	5,110,986
Brightcove, Inc. *	72,292	579,782
CACI International, Inc., Class A *	48,148	8,049,383
Carbon Black, Inc. *	74,230	1,149,823
Carbonite, Inc. *	63,887	1,829,724
Cardtronics plc, Class A *	78,380	2,121,747
Cass Information Systems, Inc.	28,147	1,381,736
ChannelAdvisor Corp. *	49,700	534,275
Cision Ltd. *	131,867	1,635,151
Cloudera, Inc. *	392,736	5,301,936
CommVault Systems, Inc. *	78,775	5,204,664
Cornerstone OnDemand, Inc. *	107,385	6,157,456
Coupa Software, Inc. *	107,449	9,343,765
CSG Systems International, Inc.	65,726	2,378,624
Digimarc Corp. *	21,742	423,752
Domo, Inc., Class B *	15,160	409,320
Ebix, Inc.	47,697	2,724,453
eGain Corp. *	32,900	235,564
Ellie Mae, Inc. *	68,389	5,183,886
Endurance International Group Holdings, Inc. *	139,806	1,132,429
Envestnet, Inc. *	87,363	4,739,443
Everbridge, Inc. *	52,380	3,240,227
Everi Holdings, Inc. *	125,770	836,371
EVERTEC, Inc.	119,736	3,313,095
Evo Payments, Inc., Class A *	46,314	1,164,797
Exela Technologies, Inc. *	88,800	349,872
ExlService Holdings, Inc. *	65,570	3,770,275
Five9, Inc. *	113,086	5,782,087
ForeScout Technologies, Inc. *	58,175	1,774,337
Fusion Connect, Inc. *(a)	38,900	77,800
GTT Communications, Inc. *(a)	82,676	2,116,506
HubSpot, Inc. *	72,614	11,495,522
I3 Verticals, Inc., Class A *	14,610	361,305
Information Services Group, Inc. *	71,976	297,261
Instructure, Inc. *	62,040	2,452,441
Internap Corp. *	47,345	256,136
j2 Global, Inc.	91,971	6,912,540
Limelight Networks, Inc. *	207,836	648,448
LivePerson, Inc. *	115,665	2,714,658
LiveRamp Holdings, Inc. *	153,647	6,674,426
Majesco *	9,500	80,750

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ManTech International Corp., Class A	51,987	2,930,507
MAXIMUS, Inc.	125,335	8,789,744
MicroStrategy, Inc., Class A *	18,518	2,349,749
MINDBODY, Inc., Class A *	86,100	3,139,206
Mitek Systems, Inc. *	64,658	713,178
MobileIron, Inc. *	148,578	720,603
Model N, Inc. *	50,040	726,080
MoneyGram International, Inc. *	61,251	130,465
Monotype Imaging Holdings, Inc.	81,099	1,346,243
New Relic, Inc. *	88,882	9,034,855
NIC, Inc.	125,633	2,060,381
OneSpan, Inc. *	60,856	887,889
Park City Group, Inc. *(a)	25,000	216,500
Paylocity Holding Corp. *	57,000	4,048,710
Perficient, Inc. *	64,223	1,638,329
Perspecta, Inc.	282,625	5,666,631
PFSweb, Inc. *	28,700	174,783
Presidio, Inc.	70,830	1,128,322
PRGX Global, Inc. *	42,456	388,897
Progress Software Corp.	87,426	3,167,444
PROS Holdings, Inc. *	62,215	2,152,639
Q2 Holdings, Inc. *	73,498	4,367,986
QAD, Inc., Class A	20,790	876,506
Qualys, Inc. *	67,230	5,817,412
Rapid7, Inc. *	72,695	2,920,885
Rimini Street, Inc. *	18,800	99,640
SailPoint Technologies Holding, Inc. *	137,340	3,921,057
Science Applications International Corp.	99,456	6,677,476
SecureWorks Corp., Class A *(a)	17,646	404,446
ServiceSource International, Inc. *	144,500	173,400
ShotSpotter, Inc. *	14,067	677,467
SPS Commerce, Inc. *	33,912	3,006,638
SVMK, Inc. *(a)	34,290	446,113
Sykes Enterprises, Inc. *	76,840	2,118,479
Telaria, Inc. *	82,400	262,856
Telenav, Inc. *	62,009	274,700
Tenable Holdings, Inc. *	25,480	705,286
The Hackett Group, Inc.	47,683	857,817
The Trade Desk, Inc., Class A *	65,310	9,318,431
TiVo Corp.	238,035	2,649,330
Travelport Worldwide Ltd.	245,719	3,847,960
TTEC Holdings, Inc.	28,401	949,445
Tucows, Inc., Class A *(a)	18,825	1,385,896
Unisys Corp. *	99,789	1,305,240
Upland Software, Inc. *	30,139	941,542
Varonis Systems, Inc. *	55,170	3,259,444
Verint Systems, Inc. *	126,534	6,120,450
Veritone, Inc. *(a)	15,300	81,549
VirnetX Holding Corp. *(a)	108,500	553,350
Virtusa Corp. *	56,117	2,722,797
Workiva, Inc. *	55,862	2,340,618
Yext, Inc. *	163,250	2,545,067
Zix Corp. *	101,840	725,101
Zscaler, Inc. *	119,706	5,790,179
		295,561,946

Technology Hardware & Equipment 4.5%
3D Systems Corp. *	215,080	2,744,421
Acacia Communications, Inc. *	53,939	2,346,886
ADTRAN, Inc.	96,198	1,402,567
Aerohive Networks, Inc. *	68,562	261,907
Anixter International, Inc. *	58,304	3,539,636
Applied Optoelectronics, Inc. *	37,389	649,821
Arlo Technologies, Inc. *	142,737	1,026,279
Avid Technology, Inc. *	53,873	256,435
AVX Corp.	90,462	1,605,700
Badger Meter, Inc.	56,376	2,976,089
Bel Fuse, Inc., Class B	18,978	438,012
Security	Number of Shares	Value ($)
Belden, Inc.	79,555	4,264,944
Benchmark Electronics, Inc.	86,763	2,205,515
CalAmp Corp. *	68,851	992,143
Calix, Inc. *	86,015	935,843
Casa Systems, Inc. *	50,079	582,920
Ciena Corp. *	281,810	10,734,143
Clearfield, Inc. *	21,200	249,524
Comtech Telecommunications Corp.	44,800	1,118,656
Control4 Corp. *	50,603	1,005,482
Cray, Inc. *	79,151	1,736,573
CTS Corp.	65,028	1,844,844
Daktronics, Inc.	69,000	519,570
DASAN Zhone Solutions, Inc. *	11,000	146,960
Diebold Nixdorf, Inc.	153,626	652,911
Digi International, Inc. *	53,991	640,333
Eastman Kodak Co. *(a)	33,200	96,612
Electro Scientific Industries, Inc. *	63,968	1,919,040
Electronics For Imaging, Inc. *	86,347	2,280,424
ePlus, Inc. *	26,319	2,084,991
Extreme Networks, Inc. *	227,100	1,716,876
Fabrinet *	70,625	4,014,325
FARO Technologies, Inc. *	34,113	1,450,485
Finisar Corp. *	231,163	5,265,893
Fitbit, Inc., Class A *	416,924	2,572,421
Harmonic, Inc. *	159,800	845,342
II-VI, Inc. *	122,882	4,664,601
Immersion Corp. *	48,979	464,811
Infinera Corp. *	293,531	1,291,536
Insight Enterprises, Inc. *	69,280	3,181,338
InterDigital, Inc.	68,097	4,958,143
Iteris, Inc. *	45,970	176,985
Itron, Inc. *	67,124	3,666,984
KEMET Corp.	109,732	1,944,451
Kimball Electronics, Inc. *	50,300	813,351
Knowles Corp. *	170,198	2,655,089
KVH Industries, Inc. *	30,800	344,344
Lumentum Holdings, Inc. *	146,035	7,142,572
Maxwell Technologies, Inc. *(a)	77,690	231,516
Mesa Laboratories, Inc.	6,666	1,510,049
Methode Electronics, Inc.	71,412	1,838,859
MTS Systems Corp.	34,675	1,735,830
Napco Security Technologies, Inc. *	24,151	379,412
NETGEAR, Inc. *	60,727	2,405,396
NetScout Systems, Inc. *	147,672	3,829,135
nLight, Inc. *	43,830	856,877
Novanta, Inc. *	64,098	4,466,349
OSI Systems, Inc. *	32,772	2,939,321
PAR Technology Corp. *	22,979	572,866
Park Electrochemical Corp.	37,086	844,819
PC Connection, Inc.	22,963	760,764
Plantronics, Inc.	64,756	2,511,885
Plexus Corp. *	61,461	3,449,191
Quantenna Communications, Inc. *	67,455	1,007,778
Ribbon Communications, Inc. *	105,616	589,337
Rogers Corp. *	36,182	4,591,858
Sanmina Corp. *	133,666	4,173,053
ScanSource, Inc. *	50,067	1,918,067
Stratasys Ltd. *	98,773	2,521,675
SYNNEX Corp.	81,598	7,895,422
Tech Data Corp. *	75,215	7,192,810
TTM Technologies, Inc. *	185,745	2,132,353
USA Technologies, Inc. *	115,107	680,282
ViaSat, Inc. *	108,976	6,831,705
Viavi Solutions, Inc. *	448,356	4,985,719
Vishay Intertechnology, Inc.	259,265	5,055,667
Vishay Precision Group, Inc. *	20,645	690,162
		177,026,885

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.8%
ATN International, Inc.	20,571	1,534,185
Boingo Wireless, Inc. *	80,221	1,934,931
Cincinnati Bell, Inc. *	87,865	732,794
Cogent Communications Holdings, Inc.	82,514	3,997,803
Consolidated Communications Holdings, Inc.	140,421	1,499,696
Frontier Communications Corp. *(a)	197,359	394,718
Gogo, Inc. *(a)	113,166	467,376
Intelsat S.A. *	109,705	2,669,123
Iridium Communications, Inc. *	188,349	3,650,204
NII Holdings, Inc. *	176,452	855,792
Ooma, Inc. *	37,395	565,038
ORBCOMM, Inc. *	142,537	1,160,251
pdvWireless, Inc. *	18,570	749,114
Shenandoah Telecommunications Co.	91,311	4,349,143
Spok Holdings, Inc.	36,000	498,240
Vonage Holdings Corp. *	435,637	3,968,653
Windstream Holdings, Inc. *	74,196	223,330
		29,250,391

Transportation 1.4%
Air Transport Services Group, Inc. *	113,841	2,703,724
Allegiant Travel Co.	25,352	3,295,760
ArcBest Corp.	50,364	1,894,694
Atlas Air Worldwide Holdings, Inc. *	46,187	2,458,072
Avis Budget Group, Inc. *	131,641	3,506,916
Costamare, Inc.	94,649	480,817
Covenant Transportation Group, Inc., Class A *	23,794	561,063
Daseke, Inc. *	76,700	319,839
Eagle Bulk Shipping, Inc. *	93,048	382,427
Echo Global Logistics, Inc. *	55,944	1,329,229
Forward Air Corp.	57,607	3,371,738
Genco Shipping & Trading Ltd. *	23,166	170,733
Hawaiian Holdings, Inc.	96,776	3,098,768
Heartland Express, Inc.	92,680	1,854,527
Hertz Global Holdings, Inc. *	106,441	1,765,856
Hub Group, Inc., Class A *	64,227	2,858,744
Marten Transport Ltd.	78,429	1,517,601
Matson, Inc.	83,606	2,801,637
Mesa Air Group, Inc. *	22,730	198,887
P.A.M. Transportation Services, Inc. *	4,100	201,515
Radiant Logistics, Inc. *	76,687	378,834
Safe Bulkers, Inc. *	91,780	142,259
Saia, Inc. *	50,057	3,001,918
Scorpio Bulkers, Inc.	113,298	512,107
SkyWest, Inc.	99,701	5,079,766
Spirit Airlines, Inc. *	135,099	7,946,523
Universal Logistics Holdings, Inc.	15,847	322,962
US Xpress Enterprises, Inc., Class A *	39,610	292,322
USA Truck, Inc. *	14,700	262,542
Werner Enterprises, Inc.	92,984	3,061,033
YRC Worldwide, Inc. *	61,520	383,885
		56,156,698

Utilities 3.6%
ALLETE, Inc.	100,962	7,768,016
American States Water Co.	71,956	4,872,860
AquaVenture Holdings Ltd. *	20,900	439,527
Artesian Resources Corp., Class A	15,100	534,389
Atlantic Power Corp. *	214,100	537,391
Avista Corp.	129,060	5,401,161
Black Hills Corp.	105,054	7,132,116
Cadiz, Inc. *(a)	46,818	482,225
California Water Service Group	93,989	4,654,335
Security	Number of Shares	Value ($)
Chesapeake Utilities Corp.	30,822	2,791,548
Clearway Energy, Inc., Class A	67,733	995,675
Clearway Energy, Inc., Class C	145,553	2,196,395
Connecticut Water Service, Inc.	23,489	1,593,494
Consolidated Water Co., Ltd.	27,876	363,782
El Paso Electric Co.	79,194	4,159,269
Global Water Resources, Inc.	21,700	208,971
IDACORP, Inc.	99,097	9,661,957
MGE Energy, Inc.	68,831	4,426,522
Middlesex Water Co.	31,478	1,769,064
New Jersey Resources Corp.	171,583	8,321,775
Northwest Natural Holding Co.	56,393	3,530,202
NorthWestern Corp.	99,349	6,349,395
ONE Gas, Inc.	102,301	8,404,027
Ormat Technologies, Inc.	77,939	4,497,860
Otter Tail Corp.	77,824	3,770,573
Pattern Energy Group, Inc., Class A	159,667	3,397,714
PNM Resources, Inc.	156,057	6,646,468
Portland General Electric Co.	175,688	8,489,244
Pure Cycle Corp. *	34,440	350,255
RGC Resources, Inc.	14,400	405,072
SJW Group.	34,166	2,048,252
South Jersey Industries, Inc.	169,073	5,034,994
Southwest Gas Holdings, Inc. *	96,319	7,543,704
Spark Energy, Inc., Class A	20,700	171,810
Spire, Inc.	96,534	7,661,903
TerraForm Power, Inc., Class A	142,917	1,697,854
The York Water Co.	25,121	826,481
Unitil Corp.	28,984	1,520,501
		140,656,781
Total Common Stock
(Cost $3,042,712,118)		3,898,040,181

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	50,881	97,182

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(b)	50,000	9,000
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Tobira Therapeutics, Inc. CVR *(b)	14,029	160,283
		169,283
Total Rights
(Cost $107,024)		281,348

Other Investment Company 1.6% of net assets

Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	60,855,054	60,855,054
Total Other Investment Company
(Cost $60,855,054)		60,855,054

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
BNP Paribas
1.75%, 02/01/19 (d)	17,400,605	17,400,605
Total Short-Term Investment
(Cost $17,400,605)		17,400,605

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/15/19	400	30,004,000	501,101
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $58,671,870.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,589,461,460	$—	$—	$3,589,461,460
Commercial & Professional Services	156,501,238	—	953,254	157,454,492
Materials	151,124,229	—	— *	151,124,229
Rights [1]
Materials	—	—	97,182	97,182
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	169,283 *	169,283
Other Investment Company[1]	60,855,054	—	—	60,855,054
Short-Term Investment[1]	—	17,400,605	—	17,400,605
Futures Contracts[2]	501,101	—	—	501,101
Total	$3,958,443,082	$17,400,605	$1,234,602	$3,977,078,289
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Adient plc	26,996	532,901
American Axle & Manufacturing Holdings, Inc. *	32,208	476,034
Aptiv plc	84,577	6,692,578
Autoliv, Inc.	28,446	2,271,413
BorgWarner, Inc.	68,190	2,788,971
Cooper Tire & Rubber Co.	16,286	573,267
Cooper-Standard Holding, Inc. *	4,777	365,249
Dana, Inc.	51,173	901,668
Delphi Technologies plc	26,547	475,457
Dorman Products, Inc. *	9,233	793,576
Ford Motor Co.	1,246,558	10,969,710
Fox Factory Holding Corp. *	12,576	746,134
Garrett Motion, Inc. *	22,129	353,400
General Motors Co.	420,933	16,424,806
Gentex Corp.	85,280	1,806,230
Gentherm, Inc. *	11,532	490,802
Harley-Davidson, Inc.	52,399	1,931,427
LCI Industries	8,433	695,217
Lear Corp.	20,464	3,150,024
Modine Manufacturing Co. *	17,500	256,025
Motorcar Parts of America, Inc. *	5,552	111,040
Shiloh Industries, Inc. *	4,387	26,278
Standard Motor Products, Inc.	6,318	310,593
Stoneridge, Inc. *	7,541	196,895
Strattec Security Corp.	1,500	51,750
Superior Industries International, Inc.	7,091	36,519
Tenneco, Inc., Class A	15,201	527,171
Tesla, Inc. *	43,480	13,349,230
The Goodyear Tire & Rubber Co.	76,362	1,618,111
Thor Industries, Inc.	15,580	1,014,570
Tower International, Inc.	6,203	180,445
Veoneer, Inc. *(a)	27,094	807,672
Visteon Corp. *	8,764	673,864
VOXX International Corp. *	9,100	47,411
Winnebago Industries, Inc.	9,427	269,612
		71,916,050

Banks 6.1%
1st Constitution Bancorp	2,000	38,840
1st Source Corp.	5,295	240,393
Access National Corp.	5,827	137,575
ACNB Corp.	4,263	155,173
Allegiance Bancshares, Inc. *	4,113	147,739
Amalgamated Bank, Class A	2,800	50,232
American National Bankshares, Inc.	2,310	75,491
Ameris Bancorp	11,839	449,290
Ames National Corp.	4,016	100,962
Arrow Financial Corp.	7,006	223,141
Associated Banc-Corp.	51,177	1,107,982
Atlantic Capital Bancshares, Inc. *	7,985	144,369
Axos Financial, Inc. *	16,578	503,308
Security	Number of Shares	Value ($)
Banc of California, Inc.	10,980	160,088
BancFirst Corp.	5,588	299,964
BancorpSouth Bank	29,709	866,909
Bank of America Corp.	2,915,141	82,994,064
Bank of Commerce Holdings	5,000	53,450
Bank of Hawaii Corp.	12,593	973,817
Bank of Marin Bancorp	3,742	156,939
Bank OZK	40,810	1,238,175
BankFinancial Corp.	4,321	64,815
BankUnited, Inc.	30,596	1,034,451
Bankwell Financial Group, Inc.	2,000	57,800
Banner Corp.	11,600	632,664
Bar Harbor Bankshares	5,502	131,663
BB&T Corp.	245,903	12,000,066
BCB Bancorp, Inc.	4,200	49,308
Beneficial Bancorp, Inc.	22,259	347,018
Berkshire Hills Bancorp, Inc.	14,788	402,973
Blue Hills Bancorp, Inc.	10,353	244,745
BOK Financial Corp.	9,534	792,371
Boston Private Financial Holdings, Inc.	28,203	327,155
Bridge Bancorp, Inc.	5,500	169,345
Brookline Bancorp, Inc.	26,142	388,732
Bryn Mawr Bank Corp.	6,152	227,562
BSB Bancorp, Inc. *	2,391	77,134
Business First Bancshares, Inc.	7,269	167,696
Byline Bancorp, Inc. *	4,600	86,894
C&F Financial Corp.	1,200	59,976
Cadence BanCorp	41,959	786,731
Cambridge Bancorp	2,129	162,017
Camden National Corp.	5,941	240,729
Capital City Bank Group, Inc.	5,225	125,400
Capitol Federal Financial, Inc.	48,563	625,006
Carolina Financial Corp.	7,600	263,112
Cathay General Bancorp	25,355	941,178
CB Financial Services, Inc.	1,482	35,790
CBTX, Inc.	8,500	274,125
CenterState Bank Corp.	24,569	609,311
Central Pacific Financial Corp.	8,622	246,848
Central Valley Community Bancorp	7,777	153,751
Century Bancorp, Inc., Class A	1,223	94,941
Chemical Financial Corp.	22,170	985,678
Chemung Financial Corp.	1,970	82,582
CIT Group, Inc.	32,351	1,494,293
Citigroup, Inc.	779,401	50,240,188
Citizens & Northern Corp.	4,229	106,021
Citizens Financial Group, Inc.	148,791	5,046,991
City Holding Co.	5,897	422,697
Civista Bancshares, Inc.	3,796	71,099
CNB Financial Corp.	5,361	135,472
Codorus Valley Bancorp, Inc.	2,694	59,537
Columbia Banking System, Inc.	22,172	814,821
Columbia Financial, Inc. *	19,578	289,950
Comerica, Inc.	51,184	4,030,228
Commerce Bancshares, Inc.	30,334	1,813,973
Community Bank System, Inc.	16,367	981,202
Community Bankers Trust Corp. *	7,000	52,220
Community Trust Bancorp, Inc.	5,256	213,446

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ConnectOne Bancorp, Inc.	8,775	175,500
Cullen/Frost Bankers, Inc.	19,512	1,898,127
Customers Bancorp, Inc. *	10,510	206,732
CVB Financial Corp.	31,741	695,445
Dime Community Bancshares, Inc.	9,580	188,918
Eagle Bancorp, Inc. *	9,700	532,336
East West Bancorp, Inc.	44,847	2,256,701
Entegra Financial Corp. *	2,050	47,888
Enterprise Bancorp, Inc.	5,051	163,400
Enterprise Financial Services Corp.	6,416	283,138
Equity Bancshares, Inc., Class A *	5,288	167,894
Esquire Financial Holdings, Inc. *	1,750	38,028
ESSA Bancorp, Inc.	2,841	42,785
Essent Group Ltd. *	31,614	1,256,657
Evans Bancorp, Inc.	1,382	48,370
F.N.B. Corp.	99,859	1,163,357
Farmers & Merchants Bancorp, Inc.	2,641	83,271
Farmers National Banc Corp.	7,093	91,996
FB Financial Corp.	5,492	181,675
Federal Agricultural Mortgage Corp., Class C	4,179	295,664
Fidelity D&D Bancorp, Inc. (a)	800	47,208
Fidelity Southern Corp.	6,757	205,818
Fifth Third Bancorp	208,151	5,582,610
Financial Institutions, Inc.	4,637	124,364
First BanCorp	65,649	699,162
First Bancorp (North Carolina)	10,445	384,063
First Bancorp, Inc.	3,885	100,505
First Bank/Hamilton NJ	11,020	123,865
First Busey Corp.	16,944	419,533
First Business Financial Services, Inc.	2,369	48,896
First Capital, Inc.	2,150	97,997
First Choice Bancorp	2,370	51,216
First Citizens BancShares, Inc., Class A	3,013	1,227,888
First Commonwealth Financial Corp.	32,758	445,509
First Community Bankshares, Inc.	5,897	202,267
First Community Corp.	2,104	43,132
First Defiance Financial Corp.	7,044	198,500
First Financial Bancorp	32,014	842,929
First Financial Bankshares, Inc.	20,900	1,276,990
First Financial Corp.	2,991	124,037
First Financial Northwest, Inc.	2,467	37,375
First Foundation, Inc. *	11,843	172,079
First Hawaiian, Inc.	26,246	675,310
First Horizon National Corp.	107,270	1,574,724
First Internet Bancorp	2,567	51,340
First Interstate BancSystem, Inc., Class A	12,482	485,799
First Merchants Corp.	17,712	648,791
First Mid-Illinois Bancshares, Inc.	3,252	105,950
First Midwest Bancorp, Inc.	35,239	775,963
First Northwest Bancorp	3,416	52,162
First Republic Bank	51,641	4,990,070
First United Corp.	2,475	40,095
Flagstar Bancorp, Inc. *	8,664	267,284
Flushing Financial Corp.	8,253	183,052
FNCB Bancorp, Inc.	4,152	43,596
Franklin Financial Network, Inc. *	3,791	120,819
FS Bancorp, Inc.	938	45,540
Fulton Financial Corp.	53,140	852,897
German American Bancorp, Inc.	6,328	185,094
Glacier Bancorp, Inc.	25,592	1,079,471
Great Southern Bancorp, Inc.	3,639	194,104
Great Western Bancorp, Inc.	17,159	605,541
Guaranty Bancshares, Inc.	2,780	83,400
Hancock Whitney Corp.	27,778	1,141,120
Hanmi Financial Corp.	9,992	219,125
HarborOne Bancorp, Inc. *	11,107	168,604
Hawthorn Bancshares, Inc.	3,500	80,010
Heartland Financial USA, Inc.	9,104	412,957
Security	Number of Shares	Value ($)
Heritage Commerce Corp.	11,571	153,547
Heritage Financial Corp.	9,356	289,849
Hilltop Holdings, Inc.	25,847	475,843
Hingham Institution for Savings	534	98,737
Home Bancorp, Inc.	1,946	68,811
Home BancShares, Inc.	48,375	885,746
HomeStreet, Inc. *	10,952	267,995
HomeTrust Bancshares, Inc.	6,004	162,108
Hope Bancorp, Inc.	42,153	603,209
Horizon Bancorp, Inc.	12,027	194,116
Howard Bancorp, Inc. *	4,800	61,584
Huntington Bancshares, Inc.	335,513	4,442,192
IBERIABANK Corp.	16,686	1,232,929
Independent Bank Corp., Massachusetts	8,700	694,086
Independent Bank Corp., Michigan	7,335	162,544
Independent Bank Group, Inc.	12,943	682,873
International Bancshares Corp.	19,695	698,582
Investar Holding Corp.	4,459	102,825
Investors Bancorp, Inc.	74,260	901,516
JPMorgan Chase & Co.	1,062,346	109,952,811
Kearny Financial Corp.	30,708	394,291
KeyCorp	327,370	5,391,784
Lakeland Bancorp, Inc.	15,000	234,750
Lakeland Financial Corp.	10,005	450,525
LCNB Corp.	9,160	151,140
LegacyTexas Financial Group, Inc.	15,859	631,823
LendingTree, Inc. *	2,279	675,359
Live Oak Bancshares, Inc.	7,662	106,502
Luther Burbank Corp.	13,998	132,281
M&T Bank Corp.	44,569	7,333,383
Macatawa Bank Corp.	7,248	70,740
Mackinac Financial Corp.	2,963	46,667
Malvern Bancorp, Inc. *	1,956	40,920
MB Financial, Inc.	25,557	1,134,220
MBT Financial Corp.	4,678	46,827
Mercantile Bank Corp.	8,070	267,924
Merchants Bancorp	8,996	176,052
Meridian Bancorp, Inc.	15,771	249,734
Meta Financial Group, Inc.	7,302	171,962
Metropolitan Bank Holding Corp. *	4,590	160,650
MGIC Investment Corp. *	117,944	1,471,941
Mid Penn Bancorp, Inc.	1,996	46,207
Middlefield Banc Corp.	904	38,655
Midland States Bancorp, Inc.	7,038	169,686
MidSouth Bancorp, Inc.	3,600	41,112
MidWestOne Financial Group, Inc.	3,261	90,362
Mr Cooper Group, Inc. *	8,189	126,029
MutualFirst Financial, Inc.	1,990	57,710
MVB Financial Corp.	7,314	123,168
National Bank Holdings Corp., Class A	10,766	344,081
National Bankshares, Inc.	2,688	93,354
National Commerce Corp. *	7,664	312,040
NBT Bancorp, Inc.	12,985	462,526
New York Community Bancorp, Inc.	151,685	1,762,580
Nicolet Bankshares, Inc. *	2,665	145,749
NMI Holdings, Inc., Class A *	19,621	431,662
Northeast Bancorp	1,965	38,750
Northfield Bancorp, Inc.	15,765	225,597
Northrim BanCorp, Inc.	2,596	86,005
Northwest Bancshares, Inc.	33,446	589,987
Norwood Financial Corp.	1,600	46,912
OceanFirst Financial Corp.	12,138	291,433
Ocwen Financial Corp. *	33,720	56,650
OFG Bancorp	12,812	248,297
Ohio Valley Banc Corp.	1,139	40,867
Old Line Bancshares, Inc.	4,758	128,514
Old National Bancorp	51,917	837,940
Old Second Bancorp, Inc.	10,602	148,746
Opus Bank	7,454	155,789

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Origin Bancorp, Inc.	1,600	54,512
Oritani Financial Corp.	10,694	180,301
Orrstown Financial Services, Inc.	2,174	40,936
Pacific Mercantile Bancorp *	4,589	36,070
Pacific Premier Bancorp, Inc. *	15,952	474,572
PacWest Bancorp	38,677	1,492,545
Park National Corp.	4,258	400,337
Parke Bancorp, Inc.	2,239	43,929
PCSB Financial Corp.	6,385	129,679
Peapack-Gladstone Financial Corp.	5,216	139,215
Penns Woods Bancorp, Inc.	1,500	52,995
PennyMac Financial Services, Inc.	18,548	383,573
People’s United Financial, Inc.	116,160	1,902,701
People’s Utah Bancorp	5,381	158,201
Peoples Bancorp of North Carolina, Inc.	1,427	37,102
Peoples Bancorp, Inc.	6,847	219,104
Peoples Financial Services Corp.	2,448	100,956
Pinnacle Financial Partners, Inc.	22,634	1,217,030
Popular, Inc.	31,714	1,731,902
Preferred Bank	5,001	232,847
Premier Financial Bancorp, Inc.	2,848	40,641
Prosperity Bancshares, Inc.	20,413	1,452,181
Provident Bancorp, Inc. *	2,768	62,584
Provident Financial Services, Inc.	21,746	537,344
Prudential Bancorp, Inc.	4,710	85,910
QCR Holdings, Inc.	3,960	135,670
Radian Group, Inc.	66,517	1,279,787
RBB Bancorp	7,773	144,966
Regions Financial Corp.	325,819	4,942,674
Reliant Bancorp, Inc.	2,700	58,050
Renasant Corp.	15,275	542,568
Republic Bancorp, Inc., Class A	4,020	167,594
Republic First Bancorp, Inc. *	17,184	101,386
Riverview Bancorp, Inc.	5,400	40,230
S&T Bancorp, Inc.	12,483	479,597
Sandy Spring Bancorp, Inc.	12,945	422,136
SB One Bancorp	1,887	41,325
Seacoast Banking Corp. of Florida *	17,503	481,683
Select Bancorp, Inc. *	5,100	61,710
ServisFirst Bancshares, Inc.	14,569	491,704
Shore Bancshares, Inc.	4,629	68,972
SI Financial Group, Inc.	3,257	41,950
Sierra Bancorp	4,155	110,523
Signature Bank	16,600	2,113,346
Simmons First National Corp., Class A	31,070	768,672
SmartFinancial, Inc. *	2,700	52,110
South State Corp.	11,139	739,073
Southern First Bancshares, Inc. *	1,875	67,481
Southern Missouri Bancorp, Inc.	4,685	164,959
Southern National Bancorp of Virginia, Inc.	6,730	101,488
Southside Bancshares, Inc.	10,547	347,946
Spirit of Texas Bancshares, Inc. *	3,720	81,914
Standard AVB Financial Corp.	4,036	127,457
Sterling Bancorp	71,928	1,383,895
Sterling Bancorp, Inc.	16,618	142,915
Stock Yards Bancorp, Inc.	7,278	251,600
Summit Financial Group, Inc.	7,228	170,075
SunTrust Banks, Inc.	142,270	8,453,683
SVB Financial Group *	16,913	3,947,156
Synovus Financial Corp.	51,358	1,819,100
TCF Financial Corp.	56,386	1,249,514
Territorial Bancorp, Inc.	2,571	70,908
Texas Capital Bancshares, Inc. *	14,982	873,001
TFS Financial Corp.	19,782	322,644
The Bancorp, Inc. *	15,734	133,424
The Bank of Princeton	1,521	44,930
The Community Financial Corp.	1,476	43,616
The First Bancshares, Inc.	3,371	109,254
The First of Long Island Corp.	9,000	186,480
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	146,843	18,013,231
Timberland Bancorp, Inc.	4,044	113,717
Tompkins Financial Corp.	4,024	295,925
Towne Bank	23,857	619,328
TriCo Bancshares	10,902	411,223
TriState Capital Holdings, Inc. *	7,935	161,557
Triumph Bancorp, Inc. *	6,748	205,544
TrustCo Bank Corp.	28,716	222,836
Trustmark Corp.	22,989	724,843
U.S. Bancorp	483,980	24,760,417
UMB Financial Corp.	15,587	1,003,179
Umpqua Holdings Corp.	69,755	1,233,268
Union Bankshares Corp.	21,746	686,304
Union Bankshares, Inc. (a)	1,200	57,180
United Bankshares, Inc.	35,319	1,249,233
United Community Banks, Inc.	27,233	700,433
United Community Financial Corp.	18,657	176,868
United Financial Bancorp, Inc.	15,207	225,216
United Security Bancshares	4,123	42,302
Unity Bancorp, Inc.	2,299	45,543
Univest Financial Corp.	10,769	252,964
Valley National Bancorp	98,799	998,858
Veritex Holdings, Inc. *	18,110	479,191
Walker & Dunlop, Inc.	8,850	425,420
Washington Federal, Inc.	26,742	777,925
Washington Trust Bancorp, Inc.	4,849	252,342
Waterstone Financial, Inc.	9,659	151,646
Webster Financial Corp.	30,645	1,651,153
Wells Fargo & Co.	1,352,758	66,163,394
WesBanco, Inc.	17,140	696,055
West Bancorp, Inc.	6,740	145,180
Westamerica Bancorp	9,699	607,739
Western Alliance Bancorp *	29,885	1,323,308
Western New England Bancorp, Inc.	10,349	95,728
Wintrust Financial Corp.	17,847	1,269,636
WSFS Financial Corp.	9,524	401,627
Zions Bancorp NA	60,271	2,868,297
		538,842,978

Capital Goods 7.1%
3M Co.	185,822	37,220,147
A.O. Smith Corp.	47,396	2,268,373
AAON, Inc.	13,579	501,608
AAR Corp.	12,256	461,806
Actuant Corp., Class A	23,196	530,956
Acuity Brands, Inc.	13,528	1,635,670
Advanced Drainage Systems, Inc.	12,146	309,723
AECOM *	48,854	1,495,421
Aegion Corp. *	12,259	222,501
Aerojet Rocketdyne Holdings, Inc. *	23,147	913,612
Aerovironment, Inc. *	6,804	528,399
AGCO Corp.	21,204	1,361,297
Air Lease Corp.	33,619	1,275,505
Aircastle Ltd.	16,101	335,545
Alamo Group, Inc.	3,373	290,516
Albany International Corp., Class A	9,212	632,496
Allegion plc	30,242	2,596,578
Allied Motion Technologies, Inc.	1,959	82,591
Allison Transmission Holdings, Inc.	37,525	1,826,342
Altra Industrial Motion Corp.	21,554	659,768
Ameresco, Inc., Class A *	5,440	81,219
American Superconductor Corp. *	5,600	73,192
American Woodmark Corp. *	4,841	338,628
AMETEK, Inc.	73,243	5,339,415
Apogee Enterprises, Inc.	9,481	323,018
Applied Industrial Technologies, Inc.	11,568	682,628
Arconic, Inc.	140,816	2,650,157
Arcosa, Inc.	14,726	433,386

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Argan, Inc.	6,731	284,183
Armstrong Flooring, Inc. *	7,547	102,035
Armstrong World Industries, Inc.	14,917	1,014,953
Astec Industries, Inc.	6,955	257,474
Astronics Corp. *	7,256	222,542
Atkore International Group, Inc. *	15,845	367,446
Axon Enterprise, Inc. *	19,650	1,002,346
AZZ, Inc.	9,021	403,690
Babcock & Wilcox Enterprises, Inc. *	61,677	36,211
Barnes Group, Inc.	14,308	845,317
Beacon Roofing Supply, Inc. *	22,400	813,792
Bloom Energy Corp., Class A *(a)	6,100	57,645
Blue Bird Corp. *	6,024	119,697
BlueLinx Holdings, Inc. *	2,241	65,325
BMC Stock Holdings, Inc. *	24,109	413,710
Briggs & Stratton Corp.	12,415	159,905
Builders FirstSource, Inc. *	43,286	572,241
BWX Technologies, Inc.	33,163	1,539,426
CAI International, Inc. *	4,600	114,172
Carlisle Cos., Inc.	19,079	2,055,381
Caterpillar, Inc.	188,749	25,133,817
Chart Industries, Inc. *	10,540	787,338
CIRCOR International, Inc. *	5,887	162,776
Colfax Corp. *	28,713	710,647
Columbus McKinnon Corp.	5,837	211,299
Comfort Systems USA, Inc.	11,445	549,017
Commercial Vehicle Group, Inc. *	7,300	54,531
Construction Partners, Inc., Class A *	3,554	42,435
Continental Building Products, Inc. *	10,633	280,073
Crane Co.	15,778	1,305,787
CSW Industrials, Inc. *	4,946	255,461
Cubic Corp.	8,744	561,977
Cummins, Inc.	46,819	6,887,543
Curtiss-Wright Corp.	13,752	1,561,127
Deere & Co.	103,108	16,909,712
DMC Global, Inc.	4,394	151,681
Donaldson Co., Inc.	41,916	1,981,788
Douglas Dynamics, Inc.	9,241	327,131
Dover Corp.	45,969	4,037,457
Ducommun, Inc. *	3,200	125,984
DXP Enterprises, Inc. *	4,731	155,697
Dycom Industries, Inc. *	9,706	563,433
Eaton Corp. plc	137,796	10,506,945
EMCOR Group, Inc.	18,306	1,194,100
Emerson Electric Co.	199,673	13,072,591
Encore Wire Corp.	7,393	398,483
Energous Corp. *(a)	5,300	39,538
Energy Recovery, Inc. *	9,780	74,328
EnerSys	14,027	1,195,942
Enphase Energy, Inc. *(a)	20,657	149,350
EnPro Industries, Inc.	7,907	522,257
ESCO Technologies, Inc.	8,457	550,635
Esterline Technologies Corp. *	8,194	997,210
EVI Industries, Inc. (a)	1,400	48,860
Evoqua Water Technologies Corp. *	17,636	190,645
Fastenal Co.	90,391	5,465,040
Federal Signal Corp.	18,109	398,036
Flowserve Corp.	42,304	1,863,068
Fluor Corp.	46,688	1,707,380
Fortive Corp.	93,484	7,010,365
Fortune Brands Home & Security, Inc.	43,805	1,984,366
Foundation Building Materials, Inc. *	5,200	47,528
Franklin Electric Co., Inc.	12,105	578,377
FreightCar America, Inc. *	3,100	22,072
Gardner Denver Holdings, Inc. *	41,048	1,012,654
Gates Industrial Corp. plc *	17,841	266,009
GATX Corp.	12,164	920,572
Generac Holdings, Inc. *	19,509	1,032,611
General Dynamics Corp.	88,831	15,205,202
Security	Number of Shares	Value ($)
General Electric Co.	2,787,276	28,318,724
General Finance Corp. *	3,300	31,878
Gibraltar Industries, Inc. *	10,558	376,393
Global Brass & Copper Holdings, Inc.	6,304	190,633
GMS, Inc. *	10,209	193,256
Graco, Inc.	55,223	2,392,813
GrafTech International Ltd.	17,928	236,829
Graham Corp.	2,809	62,922
Granite Construction, Inc.	14,427	623,535
Great Lakes Dredge & Dock Corp. *	19,016	134,443
Griffon Corp.	9,621	153,070
H&E Equipment Services, Inc.	9,632	257,849
Harris Corp.	37,710	5,776,418
Harsco Corp. *	23,810	507,153
HC2 Holdings, Inc. *	11,019	37,575
HD Supply Holdings, Inc. *	60,275	2,527,933
HEICO Corp.	12,901	1,090,134
HEICO Corp., Class A	23,537	1,648,296
Herc Holdings, Inc. *	7,118	263,722
Hexcel Corp.	27,236	1,844,150
Hillenbrand, Inc.	22,065	935,556
Honeywell International, Inc.	236,071	33,906,878
Hubbell, Inc.	17,197	1,880,148
Huntington Ingalls Industries, Inc.	14,165	2,924,364
Hurco Cos., Inc.	2,000	76,700
Hyster-Yale Materials Handling, Inc.	3,600	250,524
IDEX Corp.	23,931	3,299,128
IES Holdings, Inc. *	7,573	126,772
Illinois Tool Works, Inc.	97,521	13,390,609
Ingersoll-Rand plc	77,737	7,776,809
Insteel Industries, Inc.	5,095	112,549
ITT, Inc.	29,658	1,558,824
Jacobs Engineering Group, Inc.	39,605	2,566,404
JELD-WEN Holding, Inc. *	20,479	365,345
John Bean Technologies Corp.	10,923	867,723
Johnson Controls International plc	293,282	9,904,133
Kadant, Inc.	3,843	327,808
Kaman Corp.	8,429	498,322
KBR, Inc.	46,622	801,898
Kennametal, Inc.	24,899	935,704
Kratos Defense & Security Solutions, Inc. *	30,097	466,203
L.B. Foster Co., Class A *	3,286	58,721
L3 Technologies, Inc.	24,952	4,912,550
Lawson Products, Inc. *	2,101	62,190
Lennox International, Inc.	11,635	2,667,673
Lincoln Electric Holdings, Inc.	21,404	1,850,162
Lindsay Corp.	3,100	266,228
Lockheed Martin Corp.	79,044	22,898,256
Lydall, Inc. *	5,500	145,860
Manitex International, Inc. *	4,549	31,888
Masco Corp.	97,883	3,172,388
Masonite International Corp. *	8,652	494,894
MasTec, Inc. *	19,794	878,458
Mercury Systems, Inc. *	15,234	893,169
Meritor, Inc. *	27,700	572,836
Milacron Holdings Corp. *	20,539	284,671
Miller Industries, Inc.	3,410	102,471
Moog, Inc., Class A	10,366	927,446
MRC Global, Inc. *	31,160	486,719
MSC Industrial Direct Co., Inc., Class A	14,699	1,227,220
Mueller Industries, Inc.	19,369	501,851
Mueller Water Products, Inc., Class A	58,600	578,968
MYR Group, Inc. *	4,813	146,652
National Presto Industries, Inc.	1,664	199,048
Navistar International Corp. *	20,382	669,345
NCI Building Systems, Inc. *	14,252	116,296
Nexeo Solutions, Inc. *	15,526	145,944
NN, Inc.	15,065	137,543
Nordson Corp.	16,932	2,195,064

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Northrop Grumman Corp.	55,609	15,323,060
Northwest Pipe Co. *	2,896	66,724
NOW, Inc. *	41,172	557,057
NV5 Global, Inc. *	2,552	180,605
nVent Electric plc	54,394	1,360,938
Omega Flex, Inc.	832	52,666
Orion Group Holdings, Inc. *	8,139	34,347
Oshkosh Corp.	22,462	1,685,773
Owens Corning	34,329	1,798,496
PACCAR, Inc.	112,540	7,373,621
Park-Ohio Holdings Corp.	3,600	116,928
Parker-Hannifin Corp.	41,906	6,906,528
Patrick Industries, Inc. *	9,639	384,596
Pentair plc	51,196	2,108,763
PGT Innovations, Inc. *	19,928	331,602
Plug Power, Inc. *(a)	108,526	148,681
Powell Industries, Inc.	2,862	79,878
Preformed Line Products Co.	1,000	55,500
Primoris Services Corp.	13,954	278,382
Proto Labs, Inc. *	8,737	1,084,699
Quanex Building Products Corp.	10,061	157,455
Quanta Services, Inc.	44,328	1,566,552
Raven Industries, Inc.	11,752	434,706
Raytheon Co.	90,915	14,979,155
RBC Bearings, Inc. *	7,984	1,113,129
Regal Beloit Corp.	14,878	1,142,035
Resideo Technologies, Inc. *	41,983	920,687
REV Group, Inc.	7,500	62,325
Rexnord Corp. *	36,665	958,790
Rockwell Automation, Inc.	38,042	6,448,880
Roper Technologies, Inc.	32,913	9,322,936
Rush Enterprises, Inc., Class A	11,704	447,678
Rush Enterprises, Inc., Class B	750	29,190
Sensata Technologies Holding plc *	53,380	2,535,550
Simpson Manufacturing Co., Inc.	12,975	796,406
SiteOne Landscape Supply, Inc. *	13,439	716,299
Snap-on, Inc.	17,783	2,951,800
Spartan Motors, Inc.	9,445	79,527
Sparton Corp. *	2,925	53,791
Spirit AeroSystems Holdings, Inc., Class A	33,344	2,780,890
SPX Corp. *	13,882	412,990
SPX FLOW, Inc. *	13,487	441,969
Standex International Corp.	4,408	328,749
Stanley Black & Decker, Inc.	47,814	6,045,602
Sterling Construction Co., Inc. *	7,334	97,102
Sun Hydraulics Corp.	9,064	321,047
Sunrun, Inc. *	26,305	349,857
Systemax, Inc.	3,800	88,692
Teledyne Technologies, Inc. *	11,737	2,631,670
Tennant Co.	5,863	344,334
Terex Corp.	23,250	714,008
Textron, Inc.	77,070	4,102,436
The Boeing Co.	168,774	65,082,630
The Eastern Co.	1,864	50,664
The Gorman-Rupp Co.	5,933	204,985
The Greenbrier Cos., Inc.	11,186	474,398
The KeyW Holding Corp. *	15,259	109,560
The Manitowoc Co., Inc. *	12,331	187,678
The Middleby Corp. *	17,509	2,059,409
The Timken Co.	24,113	1,026,973
The Toro Co.	33,325	1,982,837
Thermon Group Holdings, Inc. *	9,540	219,992
Titan International, Inc.	13,787	77,483
Titan Machinery, Inc. *	5,599	104,925
TPI Composites, Inc. *	7,622	230,718
Transcat, Inc. *	2,013	45,091
TransDigm Group, Inc. *	15,767	6,164,897
Trex Co., Inc. *	19,919	1,389,549
TriMas Corp. *	15,539	450,476
Security	Number of Shares	Value ($)
Trinity Industries, Inc.	48,315	1,129,605
Triton International Ltd.	17,259	620,461
Triumph Group, Inc.	16,938	302,343
Tutor Perini Corp. *	11,769	202,544
Twin Disc, Inc. *	3,405	61,699
United Rentals, Inc. *	25,321	3,171,708
United Technologies Corp.	258,868	30,564,545
Univar, Inc. *	34,000	708,220
Universal Forest Products, Inc.	22,482	692,895
USG Corp.	25,360	1,094,284
Valmont Industries, Inc.	6,716	866,364
Vectrus, Inc. *	3,418	86,099
Veritiv Corp. *	3,278	111,944
Vicor Corp. *	4,790	188,678
Vivint Solar, Inc. *	9,172	40,265
W.W. Grainger, Inc.	14,392	4,251,253
Wabash National Corp.	19,725	274,967
WABCO Holdings, Inc. *	16,335	1,865,947
Wabtec Corp.	27,415	1,896,021
Watsco, Inc.	10,102	1,489,843
Watts Water Technologies, Inc., Class A	8,225	615,806
Welbilt, Inc. *	47,359	663,973
Wesco Aircraft Holdings, Inc. *	20,800	181,792
WESCO International, Inc. *	13,539	709,444
Willscot Corp. *	12,500	128,125
Woodward, Inc.	17,504	1,590,238
Xylem, Inc.	56,904	4,054,979
		621,724,889

Commercial & Professional Services 1.0%
ABM Industries, Inc.	23,031	787,430
Acacia Research Corp. *	15,357	46,685
ACCO Brands Corp.	34,735	306,710
ADT, Inc.	42,276	305,233
Advanced Disposal Services, Inc. *	23,888	601,978
ARC Document Solutions, Inc. *	17,626	42,831
ASGN, Inc. *	16,990	1,070,200
Barrett Business Services, Inc.	2,034	127,430
BG Staffing, Inc.	2,500	64,425
Brady Corp., Class A	17,257	771,560
BrightView Holdings, Inc. *	6,100	90,341
Casella Waste Systems, Inc., Class A *	15,213	458,216
CBIZ, Inc. *	15,664	307,014
CECO Environmental Corp. *	9,324	64,149
Cintas Corp.	27,552	5,166,276
Clean Harbors, Inc. *	17,394	1,029,899
Copart, Inc. *	66,325	3,358,035
CoStar Group, Inc. *	11,711	4,575,956
Covanta Holding Corp.	39,133	630,041
CRA International, Inc.	2,542	106,103
Deluxe Corp.	14,100	662,277
Ennis, Inc.	11,953	237,148
Equifax, Inc.	38,099	4,077,355
Essendant, Inc. (b)	11,610	148,608
Exponent, Inc.	15,952	796,962
Forrester Research, Inc.	3,376	151,616
Franklin Covey Co. *	7,436	181,141
FTI Consulting, Inc. *	12,563	858,304
GP Strategies Corp. *	5,086	76,493
Healthcare Services Group, Inc.	23,875	1,041,427
Heidrick & Struggles International, Inc.	5,759	190,335
Heritage-Crystal Clean, Inc. *	3,533	90,445
Herman Miller, Inc.	18,448	631,475
Hill International, Inc. *	27,200	91,936
HNI Corp.	16,018	622,620
Huron Consulting Group, Inc. *	6,590	318,626
ICF International, Inc.	6,209	409,297
IHS Markit Ltd. *	114,084	5,923,241

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
InnerWorkings, Inc. *	14,385	66,027
Insperity, Inc.	11,850	1,264,158
Interface, Inc.	19,952	327,412
KAR Auction Services, Inc.	41,731	2,170,429
Kelly Services, Inc., Class A	13,493	302,243
Kforce, Inc.	6,775	222,288
Kimball International, Inc., Class B	11,882	167,893
Knoll, Inc.	13,937	280,970
Korn Ferry	18,537	845,287
LSC Communications, Inc.	9,950	78,904
ManpowerGroup, Inc.	20,786	1,642,718
Matthews International Corp., Class A	10,170	452,463
McGrath RentCorp	8,505	428,652
Mistras Group, Inc. *	5,000	73,550
Mobile Mini, Inc.	15,499	585,707
MSA Safety, Inc.	10,934	1,095,368
Multi-Color Corp.	3,869	180,102
Navigant Consulting, Inc.	14,000	362,880
Nielsen Holdings plc	113,954	2,926,339
PICO Holdings, Inc. *	7,559	73,398
Pitney Bowes, Inc.	56,836	409,788
Quad Graphics, Inc.	9,800	132,398
Republic Services, Inc.	68,412	5,247,885
Resources Connection, Inc.	11,300	188,823
Robert Half International, Inc.	37,848	2,438,547
Rollins, Inc.	45,481	1,693,712
RR Donnelley & Sons Co.	19,875	101,363
SP Plus Corp. *	8,505	281,515
Steelcase, Inc., Class A	29,265	482,872
Stericycle, Inc. *	25,869	1,140,306
Team, Inc. *	8,225	117,947
Tetra Tech, Inc.	17,107	944,135
The Brink’s Co.	17,306	1,281,509
The Dun & Bradstreet Corp.	11,390	1,648,589
TransUnion	57,996	3,527,317
TriNet Group, Inc. *	15,640	714,122
TrueBlue, Inc. *	14,540	354,631
UniFirst Corp.	4,632	641,208
Upwork, Inc. *	21,190	409,179
US Ecology, Inc.	7,422	472,559
Verisk Analytics, Inc. *	52,518	6,166,138
Viad Corp.	7,132	375,856
VSE Corp.	2,601	84,871
WageWorks, Inc. *	12,366	390,147
Waste Management, Inc.	125,174	11,975,397
Willdan Group, Inc. *	2,299	77,361
		91,264,781

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	260,155
American Outdoor Brands Corp. *	15,020	181,291
Bassett Furniture Industries, Inc.	3,278	62,511
Beazer Homes USA, Inc. *	18,235	228,484
Brunswick Corp.	26,480	1,332,474
Callaway Golf Co.	33,382	543,793
Capri Holdings Ltd. *	48,756	2,071,155
Carter’s, Inc.	14,164	1,174,196
Cavco Industries, Inc. *	3,237	538,281
Century Communities, Inc. *	7,618	178,718
Clarus Corp.	6,000	67,140
Columbia Sportswear Co.	9,203	820,816
Crocs, Inc. *	24,211	695,340
CSS Industries, Inc.	2,830	24,706
Culp, Inc.	3,615	69,046
D.R. Horton, Inc.	109,162	4,197,279
Deckers Outdoor Corp. *	9,598	1,232,863
Ethan Allen Interiors, Inc.	7,327	139,066
Flexsteel Industries, Inc.	1,900	47,443
Security	Number of Shares	Value ($)
Fossil Group, Inc. *	12,996	220,412
G-III Apparel Group Ltd. *	12,985	452,787
Garmin Ltd.	38,506	2,663,845
GoPro, Inc., Class A *(a)	41,540	204,792
Green Brick Partners, Inc. *	7,100	60,066
Hamilton Beach Brands Holding Co., Class A	1,750	45,745
Hanesbrands, Inc.	114,219	1,712,143
Hasbro, Inc.	37,046	3,354,886
Helen of Troy Ltd. *	8,312	964,524
Hooker Furniture Corp.	6,657	191,522
Hovnanian Enterprises, Inc., Class A *	50,500	35,658
Installed Building Products, Inc. *	6,876	289,548
iRobot Corp. *	9,024	810,265
Johnson Outdoors, Inc., Class A	1,700	106,505
KB Home	31,921	683,429
La-Z-Boy, Inc.	16,047	475,312
Leggett & Platt, Inc.	40,291	1,650,319
Lennar Corp., B Shares	4,272	162,849
Lennar Corp., Class A	94,598	4,485,837
LGI Homes, Inc. *	5,899	349,811
Libbey, Inc.	7,232	36,305
Lifetime Brands, Inc.	5,000	48,650
lululemon Athletica, Inc. *	33,379	4,933,750
M.D.C. Holdings, Inc.	13,697	451,042
M/I Homes, Inc. *	9,900	262,251
Malibu Boats, Inc., Class A *	6,152	249,464
Marine Products Corp.	3,933	55,849
MasterCraft Boat Holdings, Inc. *	4,993	108,997
Mattel, Inc. *	107,100	1,268,064
Meritage Homes Corp. *	11,524	519,502
Mohawk Industries, Inc. *	20,552	2,646,892
Movado Group, Inc.	5,167	165,086
Nautilus, Inc. *	21,935	164,732
Newell Brands, Inc.	138,117	2,929,462
NIKE, Inc., Class B	406,720	33,302,234
NVR, Inc. *	1,102	2,931,320
Oxford Industries, Inc.	5,331	408,248
Polaris Industries, Inc.	19,417	1,628,698
PulteGroup, Inc.	81,080	2,254,835
PVH Corp.	23,732	2,589,398
Ralph Lauren Corp.	17,866	2,074,957
Rocky Brands, Inc.	1,800	48,258
Roku, Inc. *	15,964	717,582
Skechers U.S.A., Inc., Class A *	41,839	1,136,766
Skyline Champion Corp.	10,002	180,636
Sonos, Inc. *	4,100	48,667
Steven Madden Ltd.	28,117	918,020
Sturm, Ruger & Co., Inc.	7,077	385,555
Superior Group of Cos., Inc.	3,200	56,864
Tapestry, Inc.	94,488	3,657,630
Taylor Morrison Home Corp., Class A *	36,816	695,822
Tempur Sealy International, Inc. *	14,141	749,756
The Lovesac Co. *	1,800	42,984
Toll Brothers, Inc.	42,269	1,561,417
TopBuild Corp. *	11,430	603,618
TRI Pointe Group, Inc. *	42,455	571,020
Tupperware Brands Corp.	14,971	408,259
Under Armour, Inc., Class A *	59,372	1,231,375
Under Armour, Inc., Class C *	60,386	1,143,711
Unifi, Inc. *	4,248	90,865
Universal Electronics, Inc. *	4,081	114,962
Vera Bradley, Inc. *	5,909	52,885
VF Corp.	104,713	8,813,693
Vista Outdoor, Inc. *	17,574	175,388
Vuzix Corp. *(a)	7,800	32,994
Whirlpool Corp.	20,507	2,727,636
William Lyon Homes, Class A *	9,666	128,171
Wolverine World Wide, Inc.	30,060	1,031,359

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
YETI Holdings, Inc. *	5,910	100,529
ZAGG, Inc. *	8,000	89,760
		119,330,930

Consumer Services 2.2%
Adtalem Global Education, Inc. *	20,276	991,496
American Public Education, Inc. *	5,600	165,704
Aramark	77,590	2,556,591
BBX Capital Corp.	20,416	125,967
Belmond Ltd., Class A *	29,401	732,673
Biglari Holdings, Inc., Class B *	376	49,226
BJ’s Restaurants, Inc.	6,241	310,989
Bloomin’ Brands, Inc.	28,060	517,146
Bluegreen Vacations Corp.	2,223	29,788
Boyd Gaming Corp.	24,400	666,608
Bridgepoint Education, Inc. *	8,000	65,040
Bright Horizons Family Solutions, Inc. *	18,374	2,127,525
Brinker International, Inc.	12,650	512,578
Caesars Entertainment Corp. *	194,922	1,781,587
Career Education Corp. *	25,565	330,044
Carnival Corp.	127,679	7,351,757
Carriage Services, Inc.	9,051	176,042
Carrols Restaurant Group, Inc. *	10,038	86,628
Century Casinos, Inc. *	7,935	60,861
Chegg, Inc. *	33,304	1,172,967
Chipotle Mexican Grill, Inc. *	7,810	4,136,254
Choice Hotels International, Inc.	11,987	948,891
Churchill Downs, Inc.	12,411	1,141,564
Chuy’s Holdings, Inc. *	5,160	117,235
Collectors Universe, Inc.	2,500	33,700
Cracker Barrel Old Country Store, Inc.	7,610	1,273,001
Darden Restaurants, Inc.	39,354	4,129,415
Dave & Buster’s Entertainment, Inc.	11,742	604,126
Del Frisco’s Restaurant Group, Inc. *	6,885	54,529
Del Taco Restaurants, Inc. *	10,395	108,004
Denny’s Corp. *	21,100	373,259
Dine Brands Global, Inc.	6,527	497,814
Domino’s Pizza, Inc.	13,264	3,763,395
Drive Shack, Inc. *	17,215	72,475
Dunkin’ Brands Group, Inc.	25,464	1,741,483
El Pollo Loco Holdings, Inc. *	6,221	102,584
Eldorado Resorts, Inc. *	21,543	1,004,335
Extended Stay America, Inc.	60,722	1,038,346
Fiesta Restaurant Group, Inc. *	7,980	118,583
frontdoor, Inc. *	22,418	666,263
Golden Entertainment, Inc. *	6,136	114,743
Graham Holdings Co., Class B	1,341	891,765
Grand Canyon Education, Inc. *	16,295	1,514,457
H&R Block, Inc.	65,033	1,534,128
Hilton Grand Vacations, Inc. *	31,058	942,300
Hilton Worldwide Holdings, Inc.	94,486	7,037,317
Houghton Mifflin Harcourt Co. *	37,061	388,029
Hyatt Hotels Corp., Class A	13,340	932,599
International Speedway Corp., Class A	7,430	322,834
J Alexander’s Holdings, Inc. *	6,429	55,289
Jack in the Box, Inc.	7,799	631,329
K12, Inc. *	12,100	381,271
Las Vegas Sands Corp.	117,865	6,878,601
Laureate Education, Inc., Class A *	21,137	338,192
Lindblad Expeditions Holdings, Inc. *	7,500	92,175
Marriott International, Inc., Class A	90,622	10,378,938
Marriott Vacations Worldwide Corp.	13,189	1,167,754
McDonald’s Corp.	246,677	44,100,914
MGM Resorts International	159,339	4,690,940
Monarch Casino & Resort, Inc. *	3,610	156,096
Nathan’s Famous, Inc.	842	56,835
Noodles & Co. *	12,000	86,400
Norwegian Cruise Line Holdings Ltd. *	69,776	3,588,580
Security	Number of Shares	Value ($)
Papa John’s International, Inc.	7,000	296,030
Penn National Gaming, Inc. *	35,224	853,830
Planet Fitness, Inc., Class A *	28,675	1,660,856
Playa Hotels & Resorts N.V. *	16,595	130,769
PlayAGS, Inc. *	7,060	176,924
Potbelly Corp. *	7,813	67,739
RCI Hospitality Holdings, Inc.	2,500	55,775
Red Lion Hotels Corp. *	7,000	64,750
Red Robin Gourmet Burgers, Inc. *	3,624	115,896
Red Rock Resorts, Inc., Class A	25,977	659,296
Regis Corp. *	10,203	190,286
Royal Caribbean Cruises Ltd.	54,290	6,517,514
Ruth’s Hospitality Group, Inc.	8,878	205,082
Scientific Games Corp., Class A *	16,071	402,739
SeaWorld Entertainment, Inc. *	21,055	548,483
Service Corp. International	58,012	2,489,875
ServiceMaster Global Holdings, Inc. *	44,154	1,721,564
Shake Shack, Inc., Class A *	7,624	364,122
Six Flags Entertainment Corp.	24,020	1,479,392
Sotheby’s *	10,738	433,708
Speedway Motorsports, Inc.	4,350	70,209
Starbucks Corp.	396,255	27,000,816
Strategic Education, Inc.	6,759	739,435
Texas Roadhouse, Inc.	20,839	1,267,845
The Cheesecake Factory, Inc.	12,662	568,271
The Habit Restaurants, Inc., Class A *	6,100	62,342
The Wendy’s Co.	61,459	1,064,470
Town Sports International Holdings, Inc. *	7,275	43,868
Vail Resorts, Inc.	12,944	2,436,837
Weight Watchers International, Inc. *	11,312	361,984
Wingstop, Inc.	10,514	690,244
Wyndham Destinations, Inc.	32,092	1,352,357
Wyndham Hotels & Resorts, Inc.	33,142	1,626,941
Wynn Resorts Ltd.	31,454	3,869,157
Yum! Brands, Inc.	98,940	9,298,381
		196,905,746

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	16,091	1,688,750
AG Mortgage Investment Trust, Inc.	9,435	170,019
AGNC Investment Corp.	163,648	2,930,936
Ally Financial, Inc.	135,390	3,528,263
American Express Co.	223,199	22,922,537
Ameriprise Financial, Inc.	44,573	5,642,942
Annaly Capital Management, Inc.	441,647	4,610,795
Anworth Mortgage Asset Corp.	30,522	136,433
Apollo Commercial Real Estate Finance, Inc.	37,142	675,984
Arbor Realty Trust, Inc.	20,193	241,508
Ares Commercial Real Estate Corp.	10,752	154,829
Arlington Asset Investment Corp., Class A	7,300	62,926
ARMOUR Residential REIT, Inc.	10,820	227,436
Artisan Partners Asset Management, Inc., Class A	15,052	351,013
Associated Capital Group, Inc., Class A *(a)	1,241	52,606
AXA Equitable Holdings, Inc.	39,800	737,892
B. Riley Financial, Inc.	6,039	92,095
Berkshire Hathaway, Inc., Class B *	621,541	127,751,537
BGC Partners, Inc., Class A	93,111	576,357
BlackRock, Inc.	38,804	16,106,764
Blackstone Mortgage Trust, Inc., Class A	39,972	1,378,634
Blucora, Inc. *	15,753	464,871
Cannae Holdings, Inc. *	23,093	446,619
Capital One Financial Corp.	151,698	12,225,342
Capstead Mortgage Corp.	28,021	206,515
Cboe Global Markets, Inc.	35,873	3,345,875
Cherry Hill Mortgage Investment Corp.	9,217	170,515
Chimera Investment Corp.	57,935	1,102,503

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CME Group, Inc.	113,928	20,766,796
Cohen & Steers, Inc.	6,489	244,181
Colony Credit Real Estate, Inc.	30,690	512,830
Cowen, Inc. *	8,211	132,772
Credit Acceptance Corp. *	3,958	1,575,363
Curo Group Holdings Corp. *	3,700	46,250
Diamond Hill Investment Group, Inc.	1,017	157,635
Discover Financial Services	108,196	7,302,148
Donnelley Financial Solutions, Inc. *	9,665	141,496
Dynex Capital, Inc.	18,815	113,266
E*TRADE Financial Corp.	81,699	3,812,075
Eaton Vance Corp.	38,920	1,499,198
Elevate Credit, Inc. *	5,396	24,012
Encore Capital Group, Inc. *	8,553	252,656
Enova International, Inc. *	10,313	237,715
Evercore, Inc., Class A	12,433	1,112,132
Exantas Capital Corp.	9,433	99,707
EZCORP, Inc., Class A *	14,614	136,202
FactSet Research Systems, Inc.	11,995	2,622,467
Federated Investors, Inc., Class B	31,576	825,081
FGL Holdings *	56,622	447,880
FirstCash, Inc.	15,033	1,239,170
Focus Financial Partners, Inc., Class A *	5,800	163,096
Franklin Resources, Inc.	97,861	2,897,664
GAIN Capital Holdings, Inc.	6,506	42,094
Granite Point Mortgage Trust, Inc.	14,601	285,012
Great Ajax Corp.	5,000	64,550
Green Dot Corp., Class A *	15,760	1,166,555
Greenhill & Co., Inc.	6,539	163,867
Hamilton Lane, Inc., Class A	7,159	259,657
Houlihan Lokey, Inc.	12,478	552,027
Interactive Brokers Group, Inc., Class A	25,219	1,271,038
Intercontinental Exchange, Inc.	181,595	13,939,232
INTL. FCStone, Inc. *	6,044	231,062
Invesco Ltd.	134,918	2,458,206
Invesco Mortgage Capital, Inc.	32,488	523,057
Investment Technology Group, Inc.	10,065	304,567
Janus Henderson Group plc	55,258	1,206,282
Jefferies Financial Group, Inc.	92,063	1,915,831
KKR & Co., Inc., Class A	168,668	3,786,597
KKR Real Estate Finance Trust, Inc.	8,629	177,930
Ladder Capital Corp.	30,130	521,550
Ladenburg Thalmann Financial Services, Inc.	36,436	104,936
Lazard Ltd., Class A	43,222	1,719,803
Legg Mason, Inc.	27,907	831,629
LendingClub Corp. *	150,465	479,983
LPL Financial Holdings, Inc.	28,846	2,029,893
MarketAxess Holdings, Inc.	12,102	2,599,147
Marlin Business Services Corp.	4,000	88,760
MFA Financial, Inc.	151,043	1,107,145
Moelis & Co., Class A	14,035	614,031
Moody’s Corp.	53,458	8,473,628
Morgan Stanley	415,951	17,594,727
Morningstar, Inc.	6,601	819,514
MSCI, Inc.	27,742	4,723,630
Nasdaq, Inc.	36,357	3,200,870
Navient Corp.	70,033	798,376
Nelnet, Inc., Class A	6,877	361,730
New Residential Investment Corp.	111,108	1,886,614
New York Mortgage Trust, Inc.	63,123	396,412
Northern Trust Corp.	70,100	6,201,046
On Deck Capital, Inc. *	20,000	150,400
OneMain Holdings, Inc. *	22,487	672,136
Oppenheimer Holdings, Inc., Class A	3,500	94,255
Orchid Island Capital, Inc. (a)	12,908	89,582
Owens Realty Mortgage, Inc.	2,556	55,414
PennyMac Mortgage Investment Trust	17,996	364,239
Piper Jaffray Cos.	4,986	344,184
Security	Number of Shares	Value ($)
PJT Partners, Inc., Class A	6,501	282,663
PRA Group, Inc. *	14,276	421,285
Pzena Investment Management, Inc., Class A	15,567	136,367
Raymond James Financial, Inc.	40,068	3,225,474
Ready Capital Corp.	5,000	78,200
Redwood Trust, Inc.	27,911	450,204
Regional Management Corp. *	3,000	82,440
S&P Global, Inc.	79,931	15,318,776
Safeguard Scientifics, Inc. *	7,000	66,430
Santander Consumer USA Holdings, Inc.	35,217	671,236
SEI Investments Co.	43,526	2,069,226
SLM Corp. *	142,528	1,526,475
Starwood Property Trust, Inc.	84,710	1,870,397
State Street Corp.	121,328	8,602,155
Stifel Financial Corp.	24,275	1,162,044
Synchrony Financial	214,607	6,446,794
T. Rowe Price Group, Inc.	76,914	7,188,382
TD Ameritrade Holding Corp.	86,930	4,863,734
The Bank of New York Mellon Corp.	290,214	15,183,997
The Charles Schwab Corp. (c)	381,944	17,863,521
The Goldman Sachs Group, Inc.	110,194	21,819,514
TPG RE Finance Trust, Inc.	13,300	263,739
Two Harbors Investment Corp.	74,106	1,081,207
Victory Capital Holdings, Inc., Class A *	3,900	42,510
Virtu Financial, Inc., Class A	21,937	560,490
Virtus Investment Partners, Inc.	2,646	238,061
Voya Financial, Inc.	48,530	2,253,248
Waddell & Reed Financial, Inc., Class A	25,984	444,846
Western Asset Mortgage Capital Corp.	15,107	144,423
Westwood Holdings Group, Inc.	2,653	97,153
WisdomTree Investments, Inc.	38,043	254,888
World Acceptance Corp. *	2,084	216,090
		453,961,455

Energy 5.1%
Abraxas Petroleum Corp. *	53,135	63,231
Adams Resources & Energy, Inc.	1,166	46,209
Alta Mesa Resources, Inc., Class A *	30,000	28,740
Anadarko Petroleum Corp.	163,033	7,716,352
Antero Resources Corp. *	74,733	751,814
Apache Corp.	123,128	4,041,061
Apergy Corp. *	24,002	806,947
Arch Coal, Inc., Class A	6,370	561,388
Archrock, Inc.	37,700	355,888
Baker Hughes, a GE Co.	164,300	3,872,551
Basic Energy Services, Inc. *	6,128	29,108
Berry Petroleum Corp.	3,687	43,470
Bonanza Creek Energy, Inc. *	5,626	129,679
Bristow Group, Inc. *(a)	8,868	29,176
C&J Energy Services, Inc. *	25,379	407,841
Cabot Oil & Gas Corp.	137,177	3,422,566
Cactus, Inc., Class A *	13,097	429,844
California Resources Corp. *	14,379	289,737
Callon Petroleum Co. *	67,969	553,268
CARBO Ceramics, Inc. *	6,353	25,603
Carrizo Oil & Gas, Inc. *	27,793	341,298
Centennial Resource Development, Inc., Class A *	64,330	847,226
Chaparral Energy, Inc., Class A *	9,200	70,748
Cheniere Energy, Inc. *	71,820	4,714,983
Chesapeake Energy Corp. *(a)	302,283	861,507
Chevron Corp.	610,139	69,952,436
Cimarex Energy Co.	30,269	2,280,466
Clean Energy Fuels Corp. *	36,000	68,400
CNX Resources Corp. *	70,060	850,528
Concho Resources, Inc. *	64,135	7,685,938
ConocoPhillips	368,753	24,960,891

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CONSOL Energy, Inc. *	8,270	293,833
Continental Resources, Inc. *	28,202	1,302,086
Contura Energy, Inc. *	1,810	116,528
Core Laboratories N.V.	14,663	989,166
Covia Holdings Corp. *	8,467	39,626
CVR Energy, Inc.	8,752	351,393
Delek US Holdings, Inc.	23,379	760,051
Denbury Resources, Inc. *	137,039	278,189
Devon Energy Corp.	147,081	3,919,709
Diamond Offshore Drilling, Inc. *	27,749	303,297
Diamondback Energy, Inc.	49,662	5,121,145
Dorian LPG Ltd. *	13,074	71,646
Dril-Quip, Inc. *	10,760	402,854
Earthstone Energy, Inc., Class A *	5,613	33,846
Ensco plc, Class A	158,449	697,176
EOG Resources, Inc.	186,282	18,479,174
EQT Corp.	79,711	1,551,973
Equitrans Midstream Corp. *	63,768	1,327,650
Era Group, Inc. *	6,921	65,196
Evolution Petroleum Corp.	8,679	64,832
Exterran Corp. *	9,906	171,968
Extraction Oil & Gas, Inc. *	55,147	217,279
Exxon Mobil Corp.	1,352,406	99,104,312
Falcon Minerals Corp. *	13,000	104,260
Forum Energy Technologies, Inc. *	42,481	208,582
Frank’s International N.V. *	23,486	133,635
FTS International, Inc. *	9,805	79,911
Geospace Technologies Corp. *	4,643	69,784
Goodrich Petroleum Corp. *	3,169	43,352
Green Plains, Inc.	13,339	189,547
Gulf Island Fabrication, Inc. *	4,500	42,705
Gulfport Energy Corp. *	53,493	448,806
Halcon Resources Corp. *	40,012	65,620
Halliburton Co.	279,528	8,765,998
Helix Energy Solutions Group, Inc. *	39,464	269,539
Helmerich & Payne, Inc.	33,869	1,896,325
Hess Corp.	80,317	4,337,118
HighPoint Resources Corp. *	33,805	94,654
HollyFrontier Corp.	49,948	2,814,070
Independence Contract Drilling, Inc. *	11,500	39,330
International Seaways, Inc. *	8,633	156,430
Jagged Peak Energy, Inc. *	18,587	195,721
Keane Group, Inc. *	14,562	146,785
Kinder Morgan, Inc.	607,328	10,992,637
KLX Energy Services Holdings, Inc. *	5,884	153,337
Kosmos Energy Ltd. *	71,067	364,574
Laredo Petroleum, Inc. *	45,079	171,300
Liberty Oilfield Services, Inc., Class A	10,447	158,899
Lonestar Resources US, Inc., Class A *	6,800	34,000
Magnolia Oil & Gas Corp. *	34,040	409,842
Mammoth Energy Services, Inc.	4,000	88,520
Marathon Oil Corp.	269,403	4,253,873
Marathon Petroleum Corp.	221,421	14,671,355
Matador Resources Co. *	33,967	662,356
Matrix Service Co. *	8,000	171,600
McDermott International, Inc. *	55,783	492,006
Midstates Petroleum Co., Inc. *	7,777	75,281
Murphy Oil Corp.	55,134	1,507,915
Nabors Industries Ltd.	143,444	424,594
NACCO Industries, Inc., Class A	1,900	64,752
National Oilwell Varco, Inc.	122,252	3,603,989
Natural Gas Services Group, Inc. *	4,213	69,557
NCS Multistage Holdings, Inc. *	4,000	22,640
Newfield Exploration Co. *	68,435	1,250,992
Newpark Resources, Inc. *	27,584	229,223
Nine Energy Service, Inc. *	4,359	104,529
Noble Corp. plc *	107,107	353,453
Noble Energy, Inc.	155,380	3,471,189
Northern Oil & Gas, Inc. *	84,525	213,848
Security	Number of Shares	Value ($)
Oasis Petroleum, Inc. *	98,252	591,477
Occidental Petroleum Corp.	241,724	16,142,329
Oceaneering International, Inc. *	37,777	592,721
Oil States International, Inc. *	24,308	418,584
ONEOK, Inc.	132,526	8,509,494
Overseas Shipholding Group, Inc., Class A *	18,500	33,485
Panhandle Oil & Gas, Inc., Class A	6,200	99,200
Par Pacific Holdings, Inc. *	7,904	128,519
Parsley Energy, Inc., Class A *	81,227	1,509,198
Patterson-UTI Energy, Inc.	65,569	795,352
PBF Energy, Inc., Class A	38,291	1,402,216
PDC Energy, Inc. *	23,251	757,285
Peabody Energy Corp.	24,630	879,291
Penn Virginia Corp. *	3,770	197,774
Phillips 66	135,151	12,894,757
Pioneer Energy Services Corp. *	30,366	44,942
Pioneer Natural Resources Co.	54,472	7,752,455
ProPetro Holding Corp. *	21,687	354,366
QEP Resources, Inc. *	70,358	581,861
Range Resources Corp.	61,707	680,628
Renewable Energy Group, Inc. *	11,517	332,841
Resolute Energy Corp. *(a)	5,506	180,211
REX American Resources Corp. *	1,646	120,043
RigNet, Inc. *	4,141	55,324
Ring Energy, Inc. *	20,681	121,604
Roan Resources, Inc. *	11,000	118,140
Rowan Cos. plc, Class A *	37,877	461,721
RPC, Inc.	17,418	187,940
SandRidge Energy, Inc. *	8,633	71,568
Schlumberger Ltd.	442,622	19,568,319
SEACOR Holdings, Inc. *	4,850	200,741
SEACOR Marine Holdings, Inc. *	4,876	64,607
Select Energy Services, Inc., Class A *	17,554	149,209
SemGroup Corp., Class A	26,100	418,122
SilverBow Resources, Inc. *	1,839	44,706
SM Energy Co.	30,456	597,547
Solaris Oilfield Infrastructure, Inc., Class A	7,665	115,282
Southwestern Energy Co. *	173,795	759,484
SRC Energy, Inc. *	71,039	349,512
Superior Energy Services, Inc. *	44,829	175,281
Talos Energy, Inc. *	7,627	145,676
Targa Resources Corp.	74,486	3,203,643
TechnipFMC plc	134,704	3,092,804
Tellurian, Inc. *(a)	28,096	280,960
TETRA Technologies, Inc. *	33,023	70,339
The Williams Cos., Inc.	386,346	10,404,298
Tidewater, Inc. *	12,517	269,366
Transocean Ltd. *	154,517	1,324,211
U.S. Well Services, Inc. *	10,920	87,360
Ultra Petroleum Corp. *	51,863	37,341
Unit Corp. *	17,972	286,833
Uranium Energy Corp. *(a)	39,550	51,415
US Silica Holdings, Inc. (a)	23,982	323,277
Valero Energy Corp.	135,049	11,860,003
W&T Offshore, Inc. *	25,000	126,000
Weatherford International plc *	301,607	195,562
Whiting Petroleum Corp. *	29,221	836,597
WildHorse Resource Development Corp. *	6,671	113,207
World Fuel Services Corp.	22,400	557,536
WPX Energy, Inc. *	123,840	1,518,278
		449,263,098

Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc. *	22,300	586,713
Casey’s General Stores, Inc.	11,491	1,478,662
Costco Wholesale Corp.	139,932	30,033,605
Ingles Markets, Inc., Class A	4,200	119,868

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Natural Grocers by Vitamin Cottage, Inc. *	2,400	32,784
Performance Food Group Co. *	35,573	1,215,174
PriceSmart, Inc.	7,280	445,900
Rite Aid Corp. *	315,580	253,505
Smart & Final Stores, Inc. *	9,939	59,932
SpartanNash, Co.	10,256	212,812
Sprouts Farmers Market, Inc. *	40,062	960,687
Sysco Corp.	151,765	9,690,195
The Andersons, Inc.	8,571	300,414
The Chefs’ Warehouse, Inc. *	6,460	207,495
The Kroger Co.	258,038	7,310,217
U.S. Foods Holding Corp. *	70,039	2,361,715
United Natural Foods, Inc. *	18,511	242,494
Village Super Market, Inc., Class A	5,519	148,406
Walgreens Boots Alliance, Inc.	256,904	18,563,883
Walmart, Inc.	454,841	43,587,413
Weis Markets, Inc.	6,977	338,524
		118,150,398

Food, Beverage & Tobacco 3.5%
22nd Century Group, Inc. *(a)	28,273	63,332
Alico, Inc.	2,000	59,200
Altria Group, Inc.	599,886	29,604,374
Archer-Daniels-Midland Co.	178,888	8,032,071
B&G Foods, Inc. (a)	20,423	544,477
Brown-Forman Corp., Class A	20,430	960,823
Brown-Forman Corp., Class B	54,938	2,595,820
Bunge Ltd.	46,455	2,558,277
Cal-Maine Foods, Inc.	11,612	489,794
Calavo Growers, Inc.	5,260	427,954
Campbell Soup Co.	60,708	2,150,884
Coca-Cola Consolidated, Inc.	1,919	414,120
ConAgra Brands, Inc.	155,291	3,360,497
Constellation Brands, Inc., Class A	53,132	9,226,903
Craft Brew Alliance, Inc. *	3,000	49,380
Darling Ingredients, Inc. *	54,643	1,162,257
Dean Foods Co.	26,756	111,573
Farmer Brothers Co. *	4,500	110,700
Flowers Foods, Inc.	56,709	1,114,899
Fresh Del Monte Produce, Inc.	9,062	289,803
Freshpet, Inc. *	9,400	338,118
General Mills, Inc.	190,595	8,470,042
Hormel Foods Corp.	86,562	3,663,304
Hostess Brands, Inc. *	38,002	436,643
Ingredion, Inc.	22,875	2,264,625
J&J Snack Foods Corp.	4,866	751,067
John B. Sanfilippo & Son, Inc.	2,559	174,652
Kellogg Co.	80,474	4,748,771
Keurig Dr Pepper, Inc.	59,754	1,626,504
Lamb Weston Holdings, Inc.	46,320	3,348,936
Lancaster Colony Corp.	6,047	961,896
Landec Corp. *	9,100	115,479
Limoneira Co.	4,500	99,135
McCormick & Co., Inc. — Non Voting Shares	38,657	4,779,551
MGP Ingredients, Inc.	3,577	256,793
Molson Coors Brewing Co., Class B	60,684	4,042,161
Mondelez International, Inc., Class A	462,827	21,410,377
Monster Beverage Corp. *	126,352	7,232,388
National Beverage Corp.	4,003	335,611
New Age Beverages Corp. *(a)	25,010	177,821
PepsiCo, Inc.	450,727	50,783,411
Philip Morris International, Inc.	496,890	38,121,401
Pilgrim’s Pride Corp. *	17,681	358,217
Post Holdings, Inc. *	21,219	1,969,548
Primo Water Corp. *	10,121	131,877
Pyxus International, Inc. *(a)	2,460	39,926
Sanderson Farms, Inc.	7,031	865,516
Security	Number of Shares	Value ($)
Seaboard Corp.	95	367,096
Seneca Foods Corp., Class A *	2,000	57,200
The Boston Beer Co., Inc., Class A *	2,611	650,557
The Coca-Cola Co.	1,222,987	58,862,364
The Hain Celestial Group, Inc. *	26,712	489,631
The Hershey Co.	44,096	4,678,586
The JM Smucker Co.	36,706	3,849,725
The Kraft Heinz Co.	197,547	9,494,109
The Simply Good Foods Co. *	17,340	343,159
Tootsie Roll Industries, Inc.	5,761	199,619
TreeHouse Foods, Inc. *	17,940	1,046,978
Turning Point Brands, Inc.	5,374	190,293
Tyson Foods, Inc., Class A	94,861	5,873,793
Universal Corp.	7,470	431,019
Vector Group Ltd.	32,261	354,871
		307,719,908

Health Care Equipment & Services 6.4%
Abbott Laboratories	560,329	40,892,810
ABIOMED, Inc. *	14,270	5,009,769
Acadia Healthcare Co., Inc. *	29,166	797,982
Accuray, Inc. *	28,423	125,061
Addus HomeCare Corp. *	3,011	181,112
Align Technology, Inc. *	23,517	5,854,557
Allscripts Healthcare Solutions, Inc. *	53,720	633,359
Amedisys, Inc. *	9,316	1,221,887
American Renal Associates Holdings, Inc. *	4,023	48,759
AmerisourceBergen Corp.	50,269	4,190,927
AMN Healthcare Services, Inc. *	14,459	936,799
AngioDynamics, Inc. *	11,450	241,595
Anika Therapeutics, Inc. *	4,606	174,982
Antares Pharma, Inc. *	75,637	228,424
Anthem, Inc.	82,372	24,958,716
Apollo Medical Holdings, Inc. *	6,700	130,851
Apyx Medical Corp. *	8,600	74,562
athenahealth, Inc. *	13,168	1,774,256
AtriCure, Inc. *	12,275	379,911
Atrion Corp.	475	354,274
Avanos Medical, Inc. *	17,115	779,588
AxoGen, Inc. *	11,943	197,060
Axonics Modulation Technologies, Inc. *	5,000	73,000
Baxter International, Inc.	157,537	11,419,857
Becton, Dickinson & Co.	85,407	21,305,630
BioLife Solutions, Inc. *	2,800	41,076
BioScrip, Inc. *	36,021	130,756
BioTelemetry, Inc. *	10,678	766,894
Boston Scientific Corp. *	442,989	16,900,030
Brookdale Senior Living, Inc. *	70,732	576,466
Cantel Medical Corp.	12,347	1,005,293
Capital Senior Living Corp. *	8,394	58,506
Cardinal Health, Inc.	95,985	4,796,370
Cardiovascular Systems, Inc. *	13,409	417,422
Castlight Health, Inc., Class B *	20,805	61,791
Centene Corp. *	65,883	8,602,343
Cerner Corp. *	103,958	5,708,334
Cerus Corp. *	45,797	272,950
Chemed Corp.	5,251	1,564,483
Cigna Corp. *	121,732	24,323,271
Civitas Solutions, Inc. *	5,560	98,579
Community Health Systems, Inc. *	34,809	137,147
Computer Programs & Systems, Inc.	3,700	97,088
CONMED Corp.	8,206	577,292
Corindus Vascular Robotics, Inc. *(a)	65,150	74,923
CorVel Corp. *	3,002	187,535
Cross Country Healthcare, Inc. *	20,790	200,208
CryoLife, Inc. *	12,053	336,399
CryoPort, Inc. *	8,100	84,969
Cutera, Inc. *	4,219	60,585

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CVS Health Corp.	413,199	27,085,194
CytoSorbents Corp. *	6,997	52,408
Danaher Corp.	196,698	21,817,742
DaVita, Inc. *	39,440	2,213,767
DENTSPLY SIRONA, Inc.	72,560	3,043,892
DexCom, Inc. *	28,484	4,017,099
Diplomat Pharmacy, Inc. *	16,723	242,484
Edwards Lifesciences Corp. *	66,836	11,390,191
Encompass Health Corp.	31,017	2,073,176
Evolent Health, Inc., Class A *	21,273	376,107
FONAR Corp. *	1,870	41,327
GenMark Diagnostics, Inc. *	16,600	110,224
Glaukos Corp. *	10,445	666,287
Globus Medical, Inc., Class A *	25,743	1,159,722
Guardant Health, Inc. *	4,690	189,195
Haemonetics Corp. *	17,151	1,696,405
Hanger, Inc. *	13,820	289,944
HCA Healthcare, Inc.	85,680	11,946,362
HealthEquity, Inc. *	17,448	1,087,708
HealthStream, Inc.	7,648	192,424
Helius Medical Technologies, Inc. *(a)	4,659	34,290
Henry Schein, Inc. *	48,551	3,772,413
Heska Corp. *	2,364	233,090
Hill-Rom Holdings, Inc.	22,070	2,207,441
HMS Holdings Corp. *	25,093	752,539
Hologic, Inc. *	87,010	3,863,244
Humana, Inc.	43,851	13,549,521
ICU Medical, Inc. *	5,638	1,402,734
IDEXX Laboratories, Inc. *	27,713	5,896,772
Inogen, Inc. *	5,361	810,637
Inovalon Holdings, Inc., Class A *	22,744	325,012
Inspire Medical Systems, Inc. *	4,371	234,417
Insulet Corp. *	19,916	1,616,980
Integer Holdings Corp. *	8,929	723,160
Integra LifeSciences Holdings Corp. *	23,714	1,123,095
IntriCon Corp. *	1,742	45,153
Intuitive Surgical, Inc. *	36,369	19,044,263
Invacare Corp.	9,218	47,381
iRadimed Corp. *	1,334	36,578
iRhythm Technologies, Inc. *	6,510	553,350
Laboratory Corp. of America Holdings *	31,854	4,438,855
Lantheus Holdings, Inc. *	11,198	188,350
LeMaitre Vascular, Inc.	4,566	108,853
LHC Group, Inc. *	8,883	939,200
LivaNova plc *	16,277	1,502,693
Magellan Health, Inc. *	7,281	474,430
Masimo Corp. *	15,906	1,978,547
McKesson Corp.	62,831	8,058,076
Medidata Solutions, Inc. *	19,317	1,370,734
MEDNAX, Inc. *	29,765	1,074,814
Medtronic plc	428,409	37,867,072
Meridian Bioscience, Inc.	17,657	289,398
Merit Medical Systems, Inc. *	17,753	1,003,577
Misonix, Inc. *	2,200	42,790
Molina Healthcare, Inc. *	19,915	2,648,297
National HealthCare Corp.	3,965	318,508
National Research Corp., Class A	5,456	218,131
Natus Medical, Inc. *	13,282	448,135
Neogen Corp. *	16,676	1,015,735
Neuronetics, Inc. *	1,800	30,816
Nevro Corp. *	10,264	498,420
NextGen Healthcare, Inc. *	20,414	360,920
NuVasive, Inc. *	16,757	840,196
Nuvectra Corp. *	4,133	57,862
NxStage Medical, Inc. *	21,678	630,179
Omnicell, Inc. *	13,621	887,136
OraSure Technologies, Inc. *	17,275	221,984
Orthofix Medical, Inc. *	6,531	353,392
OrthoPediatrics Corp. *	2,000	72,540
Security	Number of Shares	Value ($)
Owens & Minor, Inc.	18,500	140,045
Patterson Cos., Inc.	30,201	673,180
Penumbra, Inc. *	9,983	1,452,626
PetIQ, Inc. *	6,200	188,604
Premier, Inc., Class A *	16,623	661,429
Pulse Biosciences, Inc. *(a)	3,000	40,080
Quest Diagnostics, Inc.	43,044	3,759,893
Quidel Corp. *	12,426	721,081
R1 RCM, Inc. *	40,270	326,992
RadNet, Inc. *	11,759	160,510
ResMed, Inc.	45,819	4,360,594
Rockwell Medical, Inc. *(a)	13,042	40,691
RTI Surgical, Inc. *	18,100	79,459
SeaSpine Holdings Corp. *	3,910	59,784
Select Medical Holdings Corp. *	39,462	616,396
Senseonics Holdings, Inc. *	26,000	65,260
SI-BONE, Inc. *	4,040	72,639
Sientra, Inc. *	6,300	70,056
Simulations Plus, Inc.	3,188	61,401
STAAR Surgical Co. *	8,247	294,665
STERIS plc	27,087	3,089,543
Stryker Corp.	99,066	17,591,150
Surgery Partners, Inc. *	5,591	73,130
Surmodics, Inc. *	4,200	240,534
Tabula Rasa HealthCare, Inc. *	5,100	307,428
Tactile Systems Technology, Inc. *	4,907	326,708
Tandem Diabetes Care, Inc. *	19,235	836,338
Teladoc Health, Inc. *	21,626	1,388,389
Teleflex, Inc.	14,943	4,086,911
Tenet Healthcare Corp. *	28,972	637,094
The Cooper Cos., Inc.	15,707	4,378,483
The Ensign Group, Inc.	14,906	649,454
The Providence Service Corp. *	3,302	211,790
Tivity Health, Inc. *	11,593	258,060
TransEnterix, Inc. *(a)	54,700	148,784
Triple-S Management Corp., Class B *	6,648	134,024
U.S. Physical Therapy, Inc.	3,850	407,677
UnitedHealth Group, Inc.	307,256	83,020,571
Universal Health Services, Inc., Class B	27,156	3,598,985
Utah Medical Products, Inc.	1,365	128,228
Varex Imaging Corp. *	15,319	436,438
Varian Medical Systems, Inc. *	28,470	3,758,894
Veeva Systems, Inc., Class A *	39,771	4,337,425
ViewRay, Inc. *	19,429	139,695
Vocera Communications, Inc. *	10,583	431,998
WellCare Health Plans, Inc. *	16,116	4,455,752
West Pharmaceutical Services, Inc.	23,191	2,510,890
Wright Medical Group N.V. *	37,486	1,118,582
Zimmer Biomet Holdings, Inc.	65,018	7,123,372
		562,641,518

Household & Personal Products 1.6%
Avon Products, Inc. *	123,017	287,860
Central Garden & Pet Co. *	4,210	165,074
Central Garden & Pet Co., Class A *	13,239	471,573
Church & Dwight Co., Inc.	78,121	5,047,398
Colgate-Palmolive Co.	276,786	17,902,518
Coty, Inc., Class A *	153,228	1,189,049
Edgewell Personal Care Co. *	18,438	727,379
elf Beauty, Inc. *	6,276	52,718
Energizer Holdings, Inc.	19,786	937,856
Herbalife Nutrition Ltd. *	32,858	1,961,623
Inter Parfums, Inc.	5,613	373,040
Kimberly-Clark Corp.	111,065	12,370,420
Lifevantage Corp. *	5,280	78,408
Medifast, Inc.	3,897	495,854
Natural Health Trends Corp.	2,166	35,501
Nu Skin Enterprises, Inc., Class A	17,207	1,129,640

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Oil-Dri Corp. of America	1,600	42,464
Revlon, Inc., Class A *(a)	3,255	85,281
Spectrum Brands Holdings, Inc.	13,969	780,588
The Clorox Co.	40,697	6,038,621
The Estee Lauder Cos., Inc., Class A	70,444	9,609,970
The Procter & Gamble Co.	795,586	76,750,181
USANA Health Sciences, Inc. *	4,945	579,060
WD-40 Co.	4,489	815,876
		137,927,952

Insurance 2.6%
Aflac, Inc.	242,259	11,555,754
Alleghany Corp.	4,663	2,944,964
Ambac Financial Group, Inc. *	13,400	253,528
American Equity Investment Life Holding Co.	29,147	912,884
American Financial Group, Inc.	21,894	2,088,469
American International Group, Inc.	283,842	12,270,490
American National Insurance Co.	2,769	385,417
AMERISAFE, Inc.	5,668	336,736
Aon plc	76,846	12,005,651
Arch Capital Group Ltd. *	131,656	3,864,104
Argo Group International Holdings Ltd.	10,503	700,970
Arthur J. Gallagher & Co.	57,789	4,317,416
Aspen Insurance Holdings Ltd.	18,300	763,659
Assurant, Inc.	16,446	1,585,230
Assured Guaranty Ltd.	33,320	1,351,459
Athene Holding Ltd., Class A *	40,370	1,731,873
Axis Capital Holdings Ltd.	27,220	1,457,631
Brighthouse Financial, Inc. *	36,375	1,358,242
Brown & Brown, Inc.	72,040	1,956,606
Chubb Ltd.	146,679	19,515,641
Cincinnati Financial Corp.	48,734	3,953,302
Citizens, Inc. *(a)	16,000	113,440
CNA Financial Corp.	9,550	437,963
CNO Financial Group, Inc.	57,112	1,021,162
Crawford & Co., Class A	4,938	47,257
Crawford & Co., Class B	5,800	55,970
Donegal Group, Inc., Class A	9,240	121,691
eHealth, Inc. *	4,902	299,806
EMC Insurance Group, Inc.	4,286	140,924
Employers Holdings, Inc.	9,753	413,235
Enstar Group Ltd. *	4,751	845,678
Erie Indemnity Co., Class A	6,531	956,008
Everest Re Group Ltd.	13,043	2,857,069
FBL Financial Group, Inc., Class A	3,305	232,077
FedNat Holding Co.	4,085	73,979
Fidelity National Financial, Inc.	90,493	3,272,227
First American Financial Corp.	35,300	1,767,824
Genworth Financial, Inc., Class A *	154,020	745,457
Global Indemnity Ltd.	2,000	65,800
Goosehead Insurance, Inc., Class A *	2,800	80,472
Greenlight Capital Re Ltd., Class A *	7,361	76,334
Hallmark Financial Services, Inc. *	7,560	73,332
HCI Group, Inc.	2,926	138,634
Health Insurance Innovations, Inc., Class A *(a)	3,371	129,244
Heritage Insurance Holdings, Inc.	12,976	188,411
Horace Mann Educators Corp.	12,141	505,673
Independence Holding Co.	3,542	126,662
Investors Title Co.	416	71,856
James River Group Holdings Ltd.	9,426	363,561
Kemper Corp.	20,537	1,543,972
Kingstone Cos., Inc.	2,696	44,349
Kinsale Capital Group, Inc.	7,030	407,740
Lincoln National Corp.	68,522	4,007,852
Loews Corp.	88,152	4,222,481
Maiden Holdings Ltd.	18,900	24,381
Security	Number of Shares	Value ($)
Markel Corp. *	4,387	4,621,748
Marsh & McLennan Cos., Inc.	160,764	14,177,777
MBIA, Inc. *	34,102	327,720
Mercury General Corp.	7,947	410,860
MetLife, Inc.	315,219	14,396,052
National General Holdings Corp.	21,670	523,330
National Western Life Group, Inc., Class A	964	292,381
NI Holdings, Inc. *	2,860	42,900
Old Republic International Corp.	92,520	1,864,278
Primerica, Inc.	13,498	1,516,770
Principal Financial Group, Inc.	83,494	4,180,545
ProAssurance Corp.	18,940	807,980
Protective Insurance Corp., Class B	7,252	133,654
Prudential Financial, Inc.	132,008	12,163,217
Reinsurance Group of America, Inc.	20,424	2,950,247
RenaissanceRe Holdings Ltd.	13,032	1,798,807
RLI Corp.	12,648	834,894
Safety Insurance Group, Inc.	5,451	448,672
Selective Insurance Group, Inc.	19,164	1,167,471
State Auto Financial Corp.	5,500	187,000
Stewart Information Services Corp.	6,635	294,926
The Allstate Corp.	109,314	9,605,421
The Hanover Insurance Group, Inc.	14,022	1,599,069
The Hartford Financial Services Group, Inc.	114,799	5,386,369
The Navigators Group, Inc.	7,334	511,913
The Progressive Corp.	185,406	12,475,970
The Travelers Cos., Inc.	83,991	10,544,230
Third Point Reinsurance Ltd. *	22,436	235,802
Tiptree, Inc.	7,504	44,649
Torchmark Corp.	31,800	2,663,568
Trupanion, Inc. *(a)	7,474	198,435
United Fire Group, Inc.	6,616	344,032
United Insurance Holdings Corp.	6,439	105,084
Universal Insurance Holdings, Inc.	9,563	360,716
Unum Group	71,355	2,480,300
W. R. Berkley Corp.	30,285	2,328,614
White Mountains Insurance Group Ltd.	1,000	893,580
Willis Towers Watson plc	41,159	6,700,274
		230,401,802

Materials 3.0%
Advanced Emissions Solutions, Inc. (a)	5,901	66,858
AdvanSix, Inc. *	8,959	283,463
AgroFresh Solutions, Inc. *	10,000	40,200
Air Products & Chemicals, Inc.	69,697	11,457,490
AK Steel Holding Corp. *	92,567	273,073
Albemarle Corp.	33,908	2,737,393
Alcoa Corp. *	57,892	1,718,235
Allegheny Technologies, Inc. *	40,422	1,107,159
American Vanguard Corp.	7,917	138,706
Amyris, Inc. *(a)	11,100	37,629
AptarGroup, Inc.	19,414	1,924,316
Ashland Global Holdings, Inc.	19,356	1,469,120
Avery Dennison Corp.	27,714	2,894,727
Axalta Coating Systems Ltd. *	66,563	1,705,344
Balchem Corp.	10,584	878,684
Ball Corp.	107,764	5,633,902
Bemis Co., Inc.	27,945	1,364,834
Berry Global Group, Inc. *	40,733	2,006,100
Boise Cascade Co.	11,827	324,888
Cabot Corp.	18,903	886,362
Carpenter Technology Corp.	15,701	742,029
Celanese Corp.	43,156	4,132,619
Century Aluminum Co. *	14,114	129,849
CF Industries Holdings, Inc.	73,475	3,207,184
Chase Corp.	3,067	309,215
Clearwater Paper Corp. *	7,956	268,276
Cleveland-Cliffs, Inc.	91,140	976,109

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Coeur Mining, Inc. *	75,926	391,019
Commercial Metals Co.	42,616	743,649
Compass Minerals International, Inc.	11,822	617,699
Crown Holdings, Inc. *	42,843	2,184,993
Domtar Corp.	18,587	871,730
DowDuPont, Inc.	733,694	39,480,074
Eagle Materials, Inc.	14,072	999,112
Eastman Chemical Co.	45,852	3,696,588
Ecolab, Inc.	81,051	12,819,837
Ferro Corp. *	25,700	428,419
FMC Corp.	43,685	3,486,063
Forterra, Inc. *	5,539	28,415
Freeport-McMoRan, Inc.	464,170	5,402,939
FutureFuel Corp.	8,300	151,973
GCP Applied Technologies, Inc. *	22,792	574,358
Gold Resource Corp.	19,195	86,186
Graphic Packaging Holding Co.	105,200	1,269,764
Greif, Inc., Class A	9,091	354,549
Greif, Inc., Class B	2,000	90,300
H.B. Fuller Co.	15,251	753,247
Hawkins, Inc.	3,679	152,642
Haynes International, Inc.	3,574	117,227
Hecla Mining Co.	160,671	433,812
Huntsman Corp.	72,102	1,584,081
Ingevity Corp. *	13,947	1,311,994
Innophos Holdings, Inc.	6,990	209,001
Innospec, Inc.	7,393	519,506
International Flavors & Fragrances, Inc.	31,992	4,535,826
International Paper Co.	129,027	6,119,751
Intrepid Potash, Inc. *	27,197	84,583
Kaiser Aluminum Corp.	4,864	488,200
Koppers Holdings, Inc. *	5,651	128,786
Kraton Corp. *	9,654	272,243
Kronos Worldwide, Inc.	6,230	82,049
Linde plc	175,987	28,687,641
Livent Corp. *(a)	6,840	86,594
Louisiana-Pacific Corp.	45,895	1,118,920
LSB Industries, Inc. *	5,600	41,720
LyondellBasell Industries N.V., Class A	99,858	8,684,650
Martin Marietta Materials, Inc.	19,772	3,493,317
Materion Corp.	7,145	335,315
McEwen Mining, Inc.	126,062	228,172
Mercer International, Inc.	19,586	289,285
Minerals Technologies, Inc.	10,623	622,189
Myers Industries, Inc.	10,180	165,527
Neenah, Inc.	5,035	350,788
NewMarket Corp.	2,808	1,126,261
Newmont Mining Corp.	171,434	5,847,614
Northern Technologies International Corp.	1,624	49,532
Nucor Corp.	100,682	6,165,766
Olin Corp.	56,546	1,335,051
Olympic Steel, Inc.	2,550	49,138
OMNOVA Solutions, Inc. *	14,068	125,346
Owens-Illinois, Inc.	50,995	1,023,470
P.H. Glatfelter Co.	17,901	228,775
Packaging Corp. of America	30,532	2,879,778
Platform Specialty Products Co. *	76,011	854,364
PolyOne Corp.	23,918	774,226
PPG Industries, Inc.	76,551	8,071,537
PQ Group Holdings, Inc. *	11,343	170,712
Quaker Chemical Corp.	4,376	894,717
Rayonier Advanced Materials, Inc.	17,736	256,817
Reliance Steel & Aluminum Co.	21,520	1,762,058
Resolute Forest Products, Inc.	28,000	218,400
Royal Gold, Inc.	20,900	1,826,033
RPM International, Inc.	42,835	2,448,449
Ryerson Holding Corp. *	4,659	32,753
Schnitzer Steel Industries, Inc., Class A	9,050	219,010
Schweitzer-Mauduit International, Inc.	9,802	314,252
Security	Number of Shares	Value ($)
Sealed Air Corp.	51,349	2,028,285
Sensient Technologies Corp.	12,550	787,889
Silgan Holdings, Inc.	26,115	721,296
Sonoco Products Co.	31,435	1,810,027
Steel Dynamics, Inc.	74,814	2,737,444
Stepan Co.	6,704	589,483
Summit Materials, Inc., Class A *	33,033	504,084
SunCoke Energy, Inc. *	18,406	206,883
Synalloy Corp.	2,200	34,760
The Chemours Co.	54,183	1,937,042
The Mosaic Co.	113,922	3,677,402
The Scotts Miracle-Gro Co.	12,913	960,081
The Sherwin-Williams Co.	26,275	11,075,438
TimkenSteel Corp. *	10,796	137,433
Trecora Resources *	5,445	47,208
Tredegar Corp.	8,263	134,769
Trinseo S.A.	12,703	623,082
Tronox Ltd., Class A	28,193	246,971
UFP Technologies, Inc. *	4,640	153,120
United States Lime & Minerals, Inc.	1,696	117,041
United States Steel Corp.	54,379	1,225,703
Universal Stainless & Alloy Products, Inc. *	1,800	32,274
US Concrete, Inc. *	7,493	266,751
Valhi, Inc.	13,600	45,288
Valvoline, Inc.	63,880	1,412,387
Venator Materials plc *	13,280	61,752
Verso Corp., Class A *	11,750	289,872
Vulcan Materials Co.	41,875	4,256,594
W.R. Grace & Co.	22,540	1,600,565
Warrior Met Coal, Inc.	14,218	408,483
Westlake Chemical Corp.	11,394	842,017
WestRock Co.	80,033	3,258,143
Worthington Industries, Inc.	13,511	509,770
		260,701,893

Media & Entertainment 7.5%
Activision Blizzard, Inc.	244,829	11,565,722
Alphabet, Inc., Class A *	95,514	107,538,257
Alphabet, Inc., Class C *	98,287	109,724,658
Altice USA, Inc., Class A	39,888	783,400
AMC Entertainment Holdings, Inc., Class A	14,040	205,686
AMC Networks, Inc., Class A *	14,071	885,629
ANGI Homeservices, Inc., Class A *	22,425	381,225
Boston Omaha Corp., Class A *	2,600	65,754
Cable One, Inc.	1,525	1,348,619
Cardlytics, Inc. *	2,700	47,223
Care.com, Inc. *	12,196	289,899
Cargurus, Inc. *	9,842	420,942
Cars.com, Inc. *	19,198	524,297
CBS Corp., Class A	2,103	104,645
CBS Corp., Class B — Non Voting Shares	108,850	5,383,721
Central European Media Enterprises Ltd., Class A *	56,744	170,799
Charter Communications, Inc., Class A *	56,582	18,731,471
Cinemark Holdings, Inc.	33,489	1,370,370
Clear Channel Outdoor Holdings, Inc., Class A *	27,362	152,406
Comcast Corp., Class A	1,450,950	53,061,242
comScore, Inc. *	14,000	275,660
Daily Journal Corp. *	628	138,857
Discovery, Inc., Class A *	50,061	1,420,731
Discovery, Inc., Class C *	115,541	3,079,168
DISH Network Corp., Class A *	72,025	2,209,007
Electronic Arts, Inc. *	96,218	8,875,148
Emerald Expositions Events, Inc.	7,000	99,400
Entercom Communications Corp., Class A	36,599	268,271
Entravision Communications Corp., Class A	35,622	140,351

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Eventbrite, Inc., Class A *	4,210	126,342
Facebook, Inc., Class A *	768,145	128,042,090
Fluent, Inc. *	21,540	101,669
Gannett Co., Inc.	39,315	436,003
GCI Liberty, Inc., Class A *	30,487	1,551,788
Glu Mobile, Inc. *	32,800	319,472
Gray Television, Inc. *	26,260	438,805
Hemisphere Media Group, Inc. *	4,890	64,841
IAC/InterActiveCorp *	24,758	5,230,870
John Wiley & Sons, Inc., Class A	15,690	812,428
Lee Enterprises, Inc. *	15,450	42,179
Liberty Broadband Corp., Class A *	8,151	690,960
Liberty Broadband Corp., Class C *	49,637	4,220,138
Liberty Global plc, Class A *	65,195	1,590,758
Liberty Global plc, Class C *	193,652	4,562,441
Liberty Latin America Ltd., Class A *	13,577	236,715
Liberty Latin America Ltd., Class C *	37,549	656,357
Liberty Media Corp. — Liberty Braves, Class A *	2,953	80,144
Liberty Media Corp. — Liberty Braves, Class C *	10,998	296,506
Liberty Media Corp. — Liberty Formula One, Class A *	8,419	257,621
Liberty Media Corp. — Liberty Formula One, Class C *	63,787	2,000,998
Liberty Media Corp. — Liberty SiriusXM, Class A *	28,055	1,116,028
Liberty Media Corp. — Liberty SiriusXM, Class C *	49,310	1,970,428
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	412,718
Lions Gate Entertainment Corp., Class A	19,000	349,030
Lions Gate Entertainment Corp., Class B	31,332	549,250
Live Nation Entertainment, Inc. *	43,173	2,310,187
Loral Space & Communications, Inc. *	3,815	137,760
Match Group, Inc.	17,962	960,787
Meredith Corp.	12,188	661,443
MSG Networks, Inc., Class A *	18,579	416,170
National CineMedia, Inc.	18,547	128,160
Netflix, Inc. *	139,502	47,360,929
New Media Investment Group, Inc.	19,939	272,566
News Corp., Class A	121,207	1,555,086
News Corp., Class B	45,036	582,316
Nexstar Media Group, Inc., Class A	14,378	1,200,132
Omnicom Group, Inc.	71,989	5,606,503
Pandora Media, Inc. *	88,910	745,066
QuinStreet, Inc. *	10,517	200,244
Reading International, Inc., Class A *	4,446	70,247
Rosetta Stone, Inc. *	5,610	85,048
Saga Communications, Inc., Class A	1,496	50,595
Scholastic Corp.	8,161	340,232
Sinclair Broadcast Group, Inc., Class A	23,482	723,480
Sirius XM Holdings, Inc. (a)	412,610	2,405,516
Snap, Inc., Class A *	230,528	1,539,927
Take-Two Interactive Software, Inc. *	36,355	3,837,270
TechTarget, Inc. *	5,500	79,750
TEGNA, Inc.	67,635	794,035
The E.W. Scripps Co., Class A	22,724	426,757
The Interpublic Group of Cos., Inc.	124,542	2,833,331
The Madison Square Garden Co., Class A *	5,804	1,612,932
The Marcus Corp.	6,272	279,543
The Meet Group, Inc. *	20,844	120,478
The New York Times Co., Class A	48,572	1,248,786
The Walt Disney Co.	475,170	52,990,958
Tribune Media Co., Class A	25,530	1,172,082
Tribune Publishing Co. *	7,731	92,540
TripAdvisor, Inc. *	32,880	1,886,654
TrueCar, Inc. *	24,896	233,525
Twenty-First Century Fox, Inc., Class A	337,296	16,632,066
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class B	154,794	7,594,194
Twitter, Inc. *	230,643	7,740,379
Viacom, Inc., Class A	2,300	78,867
Viacom, Inc., Class B	114,702	3,374,533
WideOpenWest, Inc. *	8,000	60,480
World Wrestling Entertainment, Inc., Class A	13,462	1,108,461
Yelp, Inc. *	26,189	953,803
Zillow Group, Inc., Class A *	16,569	576,767
Zillow Group, Inc., Class C *	37,704	1,323,033
Zynga, Inc., Class A *	257,698	1,154,487
		660,977,242

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	481,216	38,636,833
Abeona Therapeutics, Inc. *	8,452	57,389
ACADIA Pharmaceuticals, Inc. *	36,054	821,310
Accelerate Diagnostics, Inc. *(a)	10,300	187,563
Acceleron Pharma, Inc. *	14,080	596,992
AcelRx Pharmaceuticals, Inc. *(a)	14,700	36,162
Acer Therapeutics, Inc. *	1,495	36,613
Achillion Pharmaceuticals, Inc. *	42,273	92,578
Aclaris Therapeutics, Inc. *	17,276	120,414
Acorda Therapeutics, Inc. *	15,538	258,397
Adamas Pharmaceuticals, Inc. *	7,885	70,965
ADMA Biologics, Inc. *	8,300	24,485
Aduro Biotech, Inc. *	14,579	43,445
Adverum Biotechnologies, Inc. *	12,177	38,723
Aeglea BioTherapeutics, Inc. *	10,860	99,260
Aerie Pharmaceuticals, Inc. *	11,893	559,209
Agenus, Inc. *	21,970	74,039
Agilent Technologies, Inc.	101,631	7,729,038
Agios Pharmaceuticals, Inc. *	17,426	934,034
Aimmune Therapeutics, Inc. *	15,127	355,787
Akcea Therapeutics, Inc. *(a)	4,993	132,714
Akebia Therapeutics, Inc. *	28,762	158,479
Akorn, Inc. *	53,347	200,585
Albireo Pharma, Inc. *	2,099	54,574
Alder Biopharmaceuticals, Inc. *	20,044	282,220
Aldeyra Therapeutics, Inc. *	5,100	44,931
Alexion Pharmaceuticals, Inc. *	71,406	8,780,082
Alkermes plc *	51,588	1,695,698
Allakos, Inc. *	2,100	83,895
Allergan plc	101,597	14,627,936
Allogene Therapeutics, Inc. *(a)	6,710	203,514
Alnylam Pharmaceuticals, Inc. *	29,423	2,457,703
AMAG Pharmaceuticals, Inc. *	9,201	150,620
Amgen, Inc.	203,746	38,122,914
Amicus Therapeutics, Inc. *	63,541	765,034
Amneal Pharmaceuticals, Inc. *	27,858	342,096
Amphastar Pharmaceuticals, Inc. *	10,000	227,600
AnaptysBio, Inc. *	7,720	511,990
ANI Pharmaceuticals, Inc. *	2,423	130,212
Apellis Pharmaceuticals, Inc. *	13,300	186,200
Aptinyx, Inc. *	1,900	10,146
Aratana Therapeutics, Inc. *	22,610	100,162
Ardelyx, Inc. *	12,366	25,969
Arena Pharmaceuticals, Inc. *	17,164	789,029
ArQule, Inc. *	34,889	129,089
Array BioPharma, Inc. *	71,760	1,339,759
Arrowhead Pharmaceuticals, Inc. *	27,600	389,712
Arvinas Holding Co. LLC *	2,500	43,525
Assembly Biosciences, Inc. *	7,557	172,148
Assertio Therapeutics, Inc. *	18,832	83,991
Atara Biotherapeutics, Inc. *	13,618	517,484
Athenex, Inc. *	15,009	176,356
Athersys, Inc. *(a)	39,400	62,646
Audentes Therapeutics, Inc. *	9,960	247,008

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AVEO Pharmaceuticals, Inc. *(a)	28,629	20,023
Avid Bioservices, Inc. *	15,000	57,750
Avrobio, Inc. *	1,700	21,182
Bellicum Pharmaceuticals, Inc. *	18,491	61,020
Bio-Rad Laboratories, Inc., Class A *	6,345	1,585,425
Bio-Techne Corp.	12,297	2,145,335
BioCryst Pharmaceuticals, Inc. *	38,239	331,915
BioDelivery Sciences International, Inc. *	16,652	76,932
Biogen, Inc. *	64,256	21,447,368
Biohaven Pharmaceutical Holding Co., Ltd. *	12,114	461,422
BioMarin Pharmaceutical, Inc. *	57,820	5,676,189
BioSpecifics Technologies Corp. *	1,514	98,380
BioTime, Inc. *	30,056	42,379
Bluebird Bio, Inc. *	18,112	2,416,684
Blueprint Medicines Corp. *	14,438	1,040,835
Bristol-Myers Squibb Co.	523,376	25,839,073
Bruker Corp.	32,654	1,144,849
Calithera Biosciences, Inc. *	9,145	40,787
Calyxt, Inc. *	2,501	33,188
Cambrex Corp. *	11,666	509,221
Cara Therapeutics, Inc. *	9,818	149,725
CareDx, Inc. *	10,800	302,724
CASI Pharmaceuticals, Inc. *	15,061	52,111
Catalent, Inc. *	45,274	1,671,969
Catalyst Pharmaceuticals, Inc. *	28,204	71,074
Celcuity, Inc. *	2,500	55,550
Celgene Corp. *	222,610	19,692,081
Cellular Biomedicine Group, Inc. *	2,900	51,533
Charles River Laboratories International, Inc. *	15,822	1,949,112
ChemoCentryx, Inc. *	6,077	74,382
Chimerix, Inc. *	15,000	34,950
Clovis Oncology, Inc. *	16,351	414,661
Codexis, Inc. *	17,581	330,874
Coherus Biosciences, Inc. *	16,650	224,109
Collegium Pharmaceutical, Inc. *	8,383	134,212
Concert Pharmaceuticals, Inc. *	4,499	63,661
ContraFect Corp. *	39,150	19,528
Corbus Pharmaceuticals Holdings, Inc. *(a)	13,863	104,804
Corcept Therapeutics, Inc. *	35,050	391,859
CorMedix, Inc. *	29,600	59,496
Crinetics Pharmaceuticals, Inc. *(a)	1,700	44,676
Cymabay Therapeutics, Inc. *	20,365	177,176
Cytokinetics, Inc. *	15,082	106,026
CytomX Therapeutics, Inc. *	15,748	267,401
Deciphera Pharmaceuticals, Inc. *	5,000	134,350
Denali Therapeutics, Inc. *	19,735	376,149
Dermira, Inc. *	9,561	63,103
Dicerna Pharmaceuticals, Inc. *	18,700	192,797
Dova Pharmaceuticals, Inc. *(a)	3,704	28,447
Durect Corp. *	41,585	25,167
Dynavax Technologies Corp. *	27,027	297,838
Eagle Pharmaceuticals, Inc. *	5,431	229,514
Editas Medicine, Inc. *	12,965	281,729
Eiger BioPharmaceuticals, Inc. *	4,600	64,308
Elanco Animal Health, Inc. *(a)	20,990	612,488
Eli Lilly & Co.	301,893	36,184,895
Eloxx Pharmaceuticals, Inc. *	6,055	73,023
Emergent BioSolutions, Inc. *	14,639	913,327
Enanta Pharmaceuticals, Inc. *	4,706	373,798
Endo International plc *	64,200	625,950
Enzo Biochem, Inc. *	13,471	50,651
Epizyme, Inc. *	24,693	252,362
Esperion Therapeutics, Inc. *	8,439	391,992
Evolus, Inc. *	3,116	50,947
Exact Sciences Corp. *	40,029	3,605,812
Exelixis, Inc. *	94,111	2,218,196
EyePoint Pharmaceuticals, Inc. *(a)	14,600	31,974
Security	Number of Shares	Value ($)
Fate Therapeutics, Inc. *	21,600	327,024
FibroGen, Inc. *	23,544	1,336,122
Five Prime Therapeutics, Inc. *	14,036	157,905
Flexion Therapeutics, Inc. *	11,400	167,466
Fluidigm Corp. *	20,340	175,941
Forty Seven, Inc. *	3,550	52,150
G1 Therapeutics, Inc. *	7,400	158,286
Galectin Therapeutics, Inc. *(a)	8,013	38,783
Genomic Health, Inc. *	7,854	595,412
Geron Corp. *	62,177	71,504
Gilead Sciences, Inc.	414,374	29,010,324
Global Blood Therapeutics, Inc. *	18,461	884,467
GlycoMimetics, Inc. *	11,422	127,926
Gritstone Oncology, Inc. *	3,670	46,976
Halozyme Therapeutics, Inc. *	41,295	668,153
Harvard Bioscience, Inc. *	19,392	66,515
Heron Therapeutics, Inc. *	24,691	664,188
Homology Medicines, Inc. *	2,700	54,729
Horizon Pharma plc *	56,940	1,223,641
Idera Pharmaceuticals, Inc. *	6,495	16,432
Illumina, Inc. *	47,032	13,159,083
ImmunoGen, Inc. *	46,115	242,104
Immunomedics, Inc. *	55,414	819,573
Incyte Corp. *	57,046	4,597,337
Innoviva, Inc. *	25,683	439,179
Inovio Pharmaceuticals, Inc. *	24,594	123,216
Insmed, Inc. *	26,767	650,706
Insys Therapeutics, Inc. *(a)	7,600	26,296
Intellia Therapeutics, Inc. *	9,131	129,112
Intercept Pharmaceuticals, Inc. *	6,774	817,486
Intersect ENT, Inc. *	10,273	304,800
Intra-Cellular Therapies, Inc. *	15,000	180,600
Intrexon Corp. *	19,807	151,722
Invitae Corp. *	22,743	320,221
Ionis Pharmaceuticals, Inc. *	45,005	2,610,290
Iovance Biotherapeutics, Inc. *	41,432	379,103
IQVIA Holdings, Inc. *	50,313	6,490,880
Ironwood Pharmaceuticals, Inc. *	41,183	562,560
Jazz Pharmaceuticals plc *	18,979	2,389,266
Johnson & Johnson	857,232	114,080,435
Kadmon Holdings, Inc. *	44,130	106,353
Kala Pharmaceuticals, Inc. *	6,000	33,180
KalVista Pharmaceuticals, Inc. *	3,000	56,070
Karyopharm Therapeutics, Inc. *	14,263	120,808
Kezar Life Sciences, Inc. *	2,720	48,715
Kindred Biosciences, Inc. *	7,379	72,683
Kiniksa Pharmaceuticals Ltd., Class A *	2,600	45,500
Krystal Biotech, Inc. *	2,600	60,112
Kura Oncology, Inc. *	10,835	172,277
La Jolla Pharmaceutical Co. *(a)	8,067	48,725
Lannett Co., Inc. *(a)	8,800	65,648
Lexicon Pharmaceuticals, Inc. *	18,214	86,152
Ligand Pharmaceuticals, Inc. *	6,860	810,166
Loxo Oncology, Inc. *	9,482	2,224,477
Luminex Corp.	12,900	359,781
MacroGenics, Inc. *	13,343	156,513
Madrigal Pharmaceuticals, Inc. *	2,520	291,715
Mallinckrodt plc *	25,602	559,660
MannKind Corp. *(a)	36,235	45,656
Marinus Pharmaceuticals, Inc. *	9,600	31,872
Marker Therapeutics, Inc. *	8,200	43,378
MediciNova, Inc. *	10,435	94,750
Medpace Holdings, Inc. *	8,500	547,400
Merck & Co., Inc.	830,906	61,844,334
Mettler-Toledo International, Inc. *	7,940	5,066,990
Minerva Neurosciences, Inc. *	8,467	55,713
Mirati Therapeutics, Inc. *	10,935	722,585
Momenta Pharmaceuticals, Inc. *	32,005	379,579
Mylan N.V. *	166,702	4,992,725

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MyoKardia, Inc. *	12,009	496,932
Myriad Genetics, Inc. *	24,574	692,741
NanoString Technologies, Inc. *	7,153	159,083
Natera, Inc. *	11,323	153,880
Nektar Therapeutics *	55,978	2,370,109
NeoGenomics, Inc. *	31,685	526,605
Neurocrine Biosciences, Inc. *	29,810	2,629,838
Novavax, Inc. *	111,259	260,346
Ocular Therapeutix, Inc. *	8,789	33,222
Odonate Therapeutics, Inc. *	3,000	49,710
Omeros Corp. *(a)	14,156	193,088
OPKO Health, Inc. *	126,764	466,492
Optinose, Inc. *(a)	3,900	25,116
Organovo Holdings, Inc. *	33,744	34,081
Osiris Therapeutics, Inc. *	7,000	103,110
Pacific Biosciences of California, Inc. *	47,700	330,084
Pacira Pharmaceuticals, Inc. *	13,130	534,128
Palatin Technologies, Inc. *	56,900	39,358
Paratek Pharmaceuticals, Inc. *(a)	6,458	43,559
PDL BioPharma, Inc. *	49,121	156,205
PerkinElmer, Inc.	34,782	3,147,771
Perrigo Co., plc	41,607	1,932,645
Pfenex, Inc. *	8,600	33,884
Pfizer, Inc.	1,847,249	78,415,720
Phibro Animal Health Corp., Class A	6,184	193,064
PolarityTE, Inc. *(a)	4,800	85,056
Portola Pharmaceuticals, Inc. *	19,694	533,707
PRA Health Sciences, Inc. *	18,285	1,937,661
Prestige Consumer Healthcare, Inc. *	18,865	526,711
Principia Biopharma, Inc. *	3,720	112,753
Progenics Pharmaceuticals, Inc. *	22,368	99,090
Proteostasis Therapeutics, Inc. *	7,700	23,254
Prothena Corp. plc *	10,508	123,469
PTC Therapeutics, Inc. *	13,895	432,551
Puma Biotechnology, Inc. *	13,237	369,048
Quanterix Corp. *	2,695	56,757
Ra Pharmaceuticals, Inc. *	10,340	212,280
Radius Health, Inc. *	14,153	258,575
Reata Pharmaceuticals, Inc., Class A *	5,354	427,089
Recro Pharma, Inc. *	10,660	88,371
Regeneron Pharmaceuticals, Inc. *	24,953	10,711,574
REGENXBIO, Inc. *	9,180	403,553
Repligen Corp. *	13,429	765,587
Retrophin, Inc. *	12,048	259,755
Revance Therapeutics, Inc. *	9,440	163,029
Rhythm Pharmaceuticals, Inc. *	7,427	197,558
Rigel Pharmaceuticals, Inc. *	48,200	104,112
Rocket Pharmaceuticals, Inc. *	6,899	99,208
Rubius Therapeutics, Inc. *	3,100	42,439
Sage Therapeutics, Inc. *	15,640	2,230,108
Sangamo Therapeutics, Inc. *	39,121	457,324
Sarepta Therapeutics, Inc. *	21,634	3,022,486
Savara, Inc. *	7,058	53,570
Scholar Rock Holding Corp. *	1,652	24,962
Seattle Genetics, Inc. *	34,764	2,657,013
Seres Therapeutics, Inc. *	8,036	49,502
SIGA Technologies, Inc. *	12,274	83,218
Solid Biosciences, Inc. *	4,300	108,231
Sorrento Therapeutics, Inc. *(a)	65,929	135,814
Spark Therapeutics, Inc. *	9,444	451,612
Spectrum Pharmaceuticals, Inc. *	35,369	396,133
Spring Bank Pharmaceuticals, Inc. *	3,900	42,237
Stemline Therapeutics, Inc. *	17,463	193,141
Supernus Pharmaceuticals, Inc. *	16,821	641,385
Syneos Health, Inc. *	18,611	949,905
Synlogic, Inc. *	4,700	37,976
Syros Pharmaceuticals, Inc. *	5,676	33,999
T2 Biosystems, Inc. *	9,688	33,908
Teligent, Inc. *	12,899	21,928
Security	Number of Shares	Value ($)
Tetraphase Pharmaceuticals, Inc. *	54,865	67,484
TG Therapeutics, Inc. *	20,100	82,410
The Medicines Co. *	19,822	458,086
TherapeuticsMD, Inc. *	66,164	347,361
Theravance Biopharma, Inc. *	13,214	344,225
Thermo Fisher Scientific, Inc.	128,354	31,532,727
Tocagen, Inc. *	5,300	59,678
Tricida, Inc. *	4,700	103,118
Tyme Technologies, Inc. *(a)	21,100	56,759
Ultragenyx Pharmaceutical, Inc. *	15,642	771,463
United Therapeutics Corp. *	14,277	1,646,566
Vanda Pharmaceuticals, Inc. *	15,429	418,589
Veracyte, Inc. *	9,000	163,710
Verastem, Inc. *	25,230	82,754
Vericel Corp. *	16,052	276,094
Vertex Pharmaceuticals, Inc. *	81,980	15,650,802
Viking Therapeutics, Inc. *(a)	13,300	108,528
Voyager Therapeutics, Inc. *	5,214	54,695
Waters Corp. *	24,173	5,589,281
WaVe Life Sciences Ltd. *	5,086	189,454
Xencor, Inc. *	16,064	579,910
Xeris Pharmaceuticals, Inc. *	1,981	27,496
Y-mAbs Therapeutics, Inc. *	3,800	78,204
Zafgen, Inc. *	10,000	44,400
ZIOPHARM Oncology, Inc. *(a)	53,154	119,065
Zoetis, Inc.	153,573	13,231,850
Zogenix, Inc. *	13,013	569,319
		719,385,593

Real Estate 4.0%
Acadia Realty Trust	25,100	721,123
Agree Realty Corp.	11,566	763,703
Alexander & Baldwin, Inc. *	20,598	474,578
Alexander’s, Inc.	1,421	473,278
Alexandria Real Estate Equities, Inc.	35,063	4,618,148
Altisource Portfolio Solutions S.A. *(a)	3,227	76,415
American Assets Trust, Inc.	12,467	535,333
American Campus Communities, Inc.	45,286	2,084,062
American Finance Trust, Inc.	23,377	303,667
American Homes 4 Rent, Class A	78,585	1,737,514
American Tower Corp.	140,316	24,252,217
Americold Realty Trust	18,605	545,499
Apartment Investment & Management Co., Class A	48,292	2,391,420
Apple Hospitality REIT, Inc.	64,311	1,055,344
Armada Hoffler Properties, Inc.	16,316	245,066
Ashford Hospitality Trust, Inc.	26,337	130,368
AvalonBay Communities, Inc.	44,132	8,513,945
Bluerock Residential Growth REIT, Inc.	7,000	72,660
Boston Properties, Inc.	49,777	6,564,093
Braemar Hotels & Resorts, Inc.	9,906	110,155
Brandywine Realty Trust	52,990	797,499
Brixmor Property Group, Inc.	99,589	1,705,960
Camden Property Trust	29,776	2,886,783
CareTrust REIT, Inc.	25,196	553,808
CatchMark Timber Trust, Inc., Class A	13,467	123,762
CBL & Associates Properties, Inc.	96,271	239,715
CBRE Group, Inc., Class A *	100,031	4,576,418
Cedar Realty Trust, Inc.	24,073	84,015
Chatham Lodging Trust	15,396	311,153
Chesapeake Lodging Trust	18,078	514,861
City Office REIT, Inc.	14,341	165,782
Clipper Realty, Inc.	4,400	56,980
Colony Capital, Inc.	172,207	1,045,296
Columbia Property Trust, Inc.	35,857	791,364
Community Healthcare Trust, Inc.	5,328	175,931
Consolidated-Tomoka Land Co.	2,000	122,140
CoreCivic, Inc.	39,234	779,580

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CorEnergy Infrastructure Trust, Inc.	3,676	131,638
CorePoint Lodging, Inc.	10,845	132,743
CoreSite Realty Corp.	11,971	1,182,615
Corporate Office Properties Trust	33,772	833,831
Cousins Properties, Inc.	137,143	1,213,716
Crown Castle International Corp.	132,133	15,467,489
CubeSmart	58,861	1,821,748
CyrusOne, Inc.	33,146	1,796,513
DiamondRock Hospitality Co.	74,589	757,824
Digital Realty Trust, Inc.	65,437	7,089,445
Douglas Emmett, Inc.	50,015	1,892,067
Duke Realty Corp.	117,046	3,422,425
Easterly Government Properties, Inc.	20,310	364,768
EastGroup Properties, Inc.	11,167	1,155,338
Empire State Realty Trust, Inc., Class A	44,686	690,846
EPR Properties	23,082	1,686,371
Equinix, Inc.	25,764	10,151,016
Equity Commonwealth	37,510	1,213,824
Equity LifeStyle Properties, Inc.	29,532	3,126,848
Equity Residential	117,111	8,497,574
Essential Properties Realty Trust, Inc.	9,100	144,690
Essex Property Trust, Inc.	21,266	5,767,339
eXp World Holdings, Inc. *(a)	10,600	115,964
Extra Space Storage, Inc.	39,804	3,925,072
Farmland Partners, Inc.	11,264	63,191
Federal Realty Investment Trust	24,047	3,187,911
First Industrial Realty Trust, Inc.	41,020	1,342,174
Forestar Group, Inc. *	2,213	35,430
Four Corners Property Trust, Inc.	23,222	655,789
Franklin Street Properties Corp.	34,230	253,987
Front Yard Residential Corp.	16,297	176,334
FRP Holdings, Inc. *	2,400	121,728
Gaming & Leisure Properties, Inc.	62,282	2,335,575
Getty Realty Corp.	10,767	345,190
Gladstone Commercial Corp.	10,000	199,500
Gladstone Land Corp.	4,200	50,736
Global Medical REIT, Inc.	6,100	58,499
Global Net Lease, Inc.	25,740	499,099
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,350	504,886
HCP, Inc.	153,266	4,834,010
Healthcare Realty Trust, Inc.	40,231	1,299,059
Healthcare Trust of America, Inc., Class A	63,847	1,814,532
Hersha Hospitality Trust	10,000	185,300
HFF, Inc., Class A	12,184	504,661
Highwoods Properties, Inc.	34,596	1,533,295
Hospitality Properties Trust	55,854	1,489,068
Host Hotels & Resorts, Inc.	234,520	4,235,431
Hudson Pacific Properties, Inc.	48,400	1,571,548
Independence Realty Trust, Inc.	36,887	385,469
Industrial Logistics Properties Trust	19,682	422,966
InfraREIT, Inc.	11,128	234,801
Innovative Industrial Properties, Inc. (a)	3,735	231,271
Investors Real Estate Trust	3,746	220,527
Invitation Homes, Inc.	93,227	2,096,675
Iron Mountain, Inc.	90,323	3,360,016
iStar, Inc.	19,869	190,544
JBG SMITH Properties	34,623	1,338,179
Jernigan Capital, Inc.	3,937	85,354
Jones Lang LaSalle, Inc.	14,440	2,070,840
Kennedy-Wilson Holdings, Inc.	38,765	774,912
Kilroy Realty Corp.	31,200	2,198,352
Kimco Realty Corp.	137,356	2,336,426
Kite Realty Group Trust	25,983	432,097
Lamar Advertising Co., Class A	26,680	1,986,326
Lexington Realty Trust	67,448	648,175
Liberty Property Trust	45,735	2,155,948
Life Storage, Inc.	14,830	1,457,344
LTC Properties, Inc.	12,155	576,633
Security	Number of Shares	Value ($)
Mack-Cali Realty Corp.	28,080	578,448
Marcus & Millichap, Inc. *	5,570	220,572
Maui Land & Pineapple Co., Inc. *	3,129	37,360
MedEquities Realty Trust, Inc.	9,955	115,179
Medical Properties Trust, Inc.	113,126	2,058,893
Mid-America Apartment Communities, Inc.	36,295	3,675,958
Monmouth Real Estate Investment Corp.	32,076	440,724
National Health Investors, Inc.	13,800	1,148,988
National Retail Properties, Inc.	49,217	2,594,228
National Storage Affiliates Trust	19,731	574,172
New Century Financial Corp. *(b)	3,600	—
New Senior Investment Group, Inc.	31,775	172,221
Newmark Group, Inc., Class A	51,828	541,603
NexPoint Residential Trust, Inc.	6,034	225,732
NorthStar Realty Europe Corp.	15,816	265,551
Office Properties Income Trust	15,045	481,891
Omega Healthcare Investors, Inc.	65,305	2,624,608
One Liberty Properties, Inc.	6,071	165,131
Outfront Media, Inc.	45,613	946,470
Paramount Group, Inc.	62,880	910,502
Park Hotels & Resorts, Inc.	63,665	1,914,407
Pebblebrook Hotel Trust	43,324	1,388,534
Pennsylvania Real Estate Investment Trust	18,917	139,418
Physicians Realty Trust	61,530	1,114,308
Piedmont Office Realty Trust, Inc., Class A	45,430	879,525
PotlatchDeltic Corp.	24,056	887,185
Preferred Apartment Communities, Inc., Class A	15,145	240,805
Prologis, Inc.	200,885	13,893,207
PS Business Parks, Inc.	6,633	963,045
Public Storage	47,860	10,171,207
QTS Realty Trust, Inc., Class A	15,589	656,453
Rayonier, Inc.	44,038	1,340,517
RE/MAX Holdings, Inc., Class A	6,136	255,994
Realogy Holdings Corp.	39,454	700,308
Realty Income Corp.	94,000	6,456,860
Redfin Corp. *(a)	19,820	354,580
Regency Centers Corp.	54,198	3,522,870
Retail Opportunity Investments Corp.	40,733	715,679
Retail Properties of America, Inc., Class A	66,408	839,397
Retail Value, Inc.	4,749	144,417
Rexford Industrial Realty, Inc.	32,071	1,077,586
RLJ Lodging Trust	59,027	1,094,951
RPT Realty	32,510	425,556
Ryman Hospitality Properties, Inc.	17,318	1,391,501
Sabra Health Care REIT, Inc.	53,191	1,092,543
Safety Income & Growth, Inc.	2,548	44,947
Saul Centers, Inc.	4,700	248,912
SBA Communications Corp. *	36,264	6,619,268
Senior Housing Properties Trust	72,748	1,001,740
Seritage Growth Properties, Class A (a)	11,011	442,752
Simon Property Group, Inc.	98,426	17,925,343
SITE Centers Corp.	46,256	604,566
SL Green Realty Corp.	28,221	2,608,467
Spirit MTA REIT	22,271	174,159
Spirit Realty Capital, Inc.	29,164	1,158,394
STAG Industrial, Inc.	35,287	972,863
STORE Capital Corp.	58,264	1,883,092
Stratus Properties, Inc. *	1,286	30,478
Summit Hotel Properties, Inc.	33,392	372,989
Sun Communities, Inc.	28,106	3,089,130
Sunstone Hotel Investors, Inc.	69,249	990,261
Tanger Factory Outlet Centers, Inc.	28,674	652,333
Taubman Centers, Inc.	21,237	1,057,603
Tejon Ranch Co. *	10,883	204,818
Terreno Realty Corp.	17,403	702,037
The GEO Group, Inc.	38,092	858,975
The Howard Hughes Corp. *	12,100	1,343,584
The Macerich Co.	35,093	1,619,893

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The RMR Group, Inc., Class A	1,889	124,693
The St. Joe Co. *	18,800	292,528
Tier REIT, Inc.	16,543	388,760
UDR, Inc.	87,554	3,830,487
UMH Properties, Inc.	10,800	151,524
Uniti Group, Inc.	58,401	1,162,764
Universal Health Realty Income Trust	4,004	279,159
Urban Edge Properties	33,842	691,054
Urstadt Biddle Properties, Inc., Class A	9,781	209,509
Ventas, Inc.	114,306	7,371,594
VEREIT, Inc.	308,849	2,495,500
VICI Properties, Inc.	111,493	2,400,444
Vornado Realty Trust	55,727	3,895,875
Washington Prime Group, Inc.	74,197	421,439
Washington Real Estate Investment Trust	23,930	606,625
Weingarten Realty Investors	37,198	1,067,211
Welltower, Inc.	120,258	9,318,792
Weyerhaeuser Co.	240,695	6,315,837
Whitestone REIT	10,368	147,018
WP Carey, Inc.	51,057	3,823,659
Xenia Hotels & Resorts, Inc.	34,928	655,599
		353,376,886

Retailing 6.0%
1-800-FLOWERS.COM, Inc., Class A *	7,004	111,714
Aaron’s, Inc.	22,333	1,117,990
Abercrombie & Fitch Co., Class A	24,754	536,419
Advance Auto Parts, Inc.	23,066	3,672,107
Amazon.com, Inc. *	131,291	225,653,780
America’s Car-Mart, Inc. *	3,240	226,670
American Eagle Outfitters, Inc.	54,369	1,148,273
Asbury Automotive Group, Inc. *	5,904	417,118
Ascena Retail Group, Inc. *	50,000	122,500
At Home Group, Inc. *	9,100	200,564
AutoNation, Inc. *	20,397	790,384
AutoZone, Inc. *	8,111	6,872,775
Barnes & Noble Education, Inc. *	11,182	63,961
Barnes & Noble, Inc.	16,068	96,890
Bed Bath & Beyond, Inc.	44,734	675,036
Best Buy Co., Inc.	75,582	4,477,478
Big Lots, Inc.	12,600	397,404
Booking Holdings, Inc. *	14,824	27,169,575
Boot Barn Holdings, Inc. *	8,400	196,812
Burlington Stores, Inc. *	21,988	3,775,560
Caleres, Inc.	13,090	390,606
Camping World Holdings, Inc., Class A (a)	12,348	175,095
CarMax, Inc. *	56,426	3,316,720
Carvana Co. *(a)	9,838	365,482
Chico’s FAS, Inc.	43,544	252,555
Citi Trends, Inc.	3,906	80,034
Conn’s, Inc. *	7,143	149,574
Core-Mark Holding Co., Inc.	15,301	426,592
Dick’s Sporting Goods, Inc.	23,982	846,804
Dillard’s, Inc., Class A	6,379	426,053
Dollar General Corp.	83,597	9,649,602
Dollar Tree, Inc. *	76,009	7,359,951
DSW, Inc., Class A	21,162	576,665
Duluth Holdings, Inc., Class B *	2,900	69,252
eBay, Inc. *	288,125	9,695,406
Etsy, Inc. *	37,857	2,068,885
Expedia Group, Inc.	38,440	4,583,970
Express, Inc. *	20,816	110,325
Five Below, Inc. *	18,005	2,227,759
Floor & Decor Holdings, Inc., Class A *	17,107	586,599
Foot Locker, Inc.	37,189	2,078,493
Funko, Inc., Class A *	2,900	50,315
Gaia, Inc. *	3,400	39,984
GameStop Corp., Class A (a)	31,567	357,970
Security	Number of Shares	Value ($)
Genesco, Inc. *	8,204	370,657
Genuine Parts Co.	46,298	4,621,466
GNC Holdings, Inc., Class A *	19,716	60,134
Group 1 Automotive, Inc.	5,612	342,500
Groupon, Inc. *	121,403	457,689
GrubHub, Inc. *	29,181	2,346,152
Guess?, Inc.	16,800	327,768
Haverty Furniture Cos., Inc.	5,712	116,353
Hibbett Sports, Inc. *	5,715	93,383
J.C. Penney Co., Inc. *	104,289	137,662
Kirkland’s, Inc. *	5,229	53,440
Kohl’s Corp.	52,986	3,639,608
L Brands, Inc.	71,432	1,988,667
Lands’ End, Inc. *	5,100	91,290
Leaf Group Ltd. *	5,920	45,466
Liberty Expedia Holdings, Inc., Class A *	16,707	684,820
Liquidity Services, Inc. *	10,485	87,759
Lithia Motors, Inc., Class A	6,969	619,893
LKQ Corp. *	105,016	2,753,520
Lowe’s Cos., Inc.	257,117	24,724,371
Lumber Liquidators Holdings, Inc. *	7,615	91,532
Macy’s, Inc.	99,605	2,619,612
MarineMax, Inc. *	6,661	118,433
Monro, Inc.	10,101	723,838
Murphy USA, Inc. *	10,535	774,849
National Vision Holdings, Inc. *	21,179	672,645
Nordstrom, Inc.	37,043	1,719,166
Nutrisystem, Inc.	8,776	380,966
O'Reilly Automotive, Inc. *	25,493	8,786,417
Office Depot, Inc.	162,879	480,493
Ollie’s Bargain Outlet Holdings, Inc. *	17,516	1,369,226
Overstock.com, Inc. *(a)	6,591	114,354
Party City Holdco, Inc. *	16,146	178,252
Penske Automotive Group, Inc.	12,486	585,344
PetMed Express, Inc. (a)	5,544	131,282
Pool Corp.	13,046	1,955,726
Quotient Technology, Inc. *	32,482	324,820
Qurate Retail, Inc. *	132,497	2,881,810
Rent-A-Center, Inc. *	14,742	257,985
RH *	5,652	767,937
Ross Stores, Inc.	118,882	10,951,410
Sally Beauty Holdings, Inc. *	38,688	666,207
Shoe Carnival, Inc.	5,354	197,456
Shutterfly, Inc. *	9,939	456,796
Shutterstock, Inc.	8,048	322,001
Signet Jewelers Ltd.	15,365	374,291
Sleep Number Corp. *	10,441	375,876
Sonic Automotive, Inc., Class A	7,037	107,666
Sportsman’s Warehouse Holdings, Inc. *	10,300	52,942
Stamps.com, Inc. *	5,751	1,070,146
Stitch Fix, Inc., Class A *(a)	7,900	177,355
Tailored Brands, Inc.	15,557	196,485
Target Corp.	166,169	12,130,337
The Buckle, Inc. (a)	7,969	138,422
The Cato Corp., Class A	7,100	105,435
The Children’s Place, Inc.	4,850	469,286
The Gap, Inc.	70,685	1,798,226
The Home Depot, Inc.	360,644	66,188,993
The Michaels Cos., Inc. *	33,965	470,755
The TJX Cos., Inc.	395,091	19,647,875
Tiffany & Co.	34,128	3,028,177
Tile Shop Holdings, Inc.	13,900	105,501
Tilly’s, Inc., Class A	8,425	102,027
Tractor Supply Co.	39,577	3,379,876
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,025	5,261,858
Urban Outfitters, Inc. *	23,531	760,051
Vitamin Shoppe, Inc. *	7,200	33,264
Wayfair, Inc., Class A *	19,428	2,126,589
Weyco Group, Inc.	5,062	136,016

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Williams-Sonoma, Inc.	27,252	1,483,326
Winmark Corp.	768	118,387
Zumiez, Inc. *	5,244	133,250
		524,671,268

Semiconductors & Semiconductor Equipment 3.5%
Adesto Technologies Corp. *	7,400	36,482
Advanced Energy Industries, Inc. *	11,720	601,119
Advanced Micro Devices, Inc. *	282,242	6,889,527
Alpha & Omega Semiconductor Ltd. *	6,543	77,927
Amkor Technology, Inc. *	44,787	358,296
Analog Devices, Inc.	118,897	11,754,157
Applied Materials, Inc.	314,264	12,281,437
Aquantia Corp. *	7,600	66,956
Axcelis Technologies, Inc. *	11,082	230,838
AXT, Inc. *	10,674	43,870
Broadcom, Inc.	132,168	35,454,066
Brooks Automation, Inc.	25,660	798,796
Cabot Microelectronics Corp.	9,251	942,584
CEVA, Inc. *	6,184	175,873
Cirrus Logic, Inc. *	18,141	673,938
Cohu, Inc.	12,667	222,179
Cree, Inc. *	32,162	1,621,930
CyberOptics Corp. *	2,095	44,184
Cypress Semiconductor Corp.	112,481	1,560,111
Diodes, Inc. *	12,571	422,763
DSP Group, Inc. *	6,300	79,632
Entegris, Inc.	44,467	1,469,634
First Solar, Inc. *	23,979	1,213,098
FormFactor, Inc. *	22,390	336,298
GSI Technology, Inc. *	8,500	65,535
Ichor Holdings Ltd. *	8,793	180,872
Impinj, Inc. *	5,438	83,310
Inphi Corp. *	13,242	522,264
Integrated Device Technology, Inc. *	41,253	2,015,209
Intel Corp.	1,458,715	68,734,651
KLA-Tencor Corp.	48,623	5,181,753
Kopin Corp. *	19,600	27,048
Kulicke & Soffa Industries, Inc.	24,955	562,236
Lam Research Corp.	49,937	8,468,316
Lattice Semiconductor Corp. *	43,433	338,777
MACOM Technology Solutions Holdings, Inc. *	13,284	239,511
Marvell Technology Group Ltd.	189,898	3,518,810
Maxim Integrated Products, Inc.	87,521	4,749,765
MaxLinear, Inc. *	20,732	406,762
Microchip Technology, Inc.	75,927	6,102,255
Micron Technology, Inc. *	358,064	13,685,206
MKS Instruments, Inc.	16,768	1,368,772
Monolithic Power Systems, Inc.	13,091	1,656,797
Nanometrics, Inc. *	7,752	237,134
NeoPhotonics Corp. *	7,437	53,695
NVE Corp.	1,664	158,563
NVIDIA Corp.	195,223	28,063,306
ON Semiconductor Corp. *	138,555	2,776,642
PDF Solutions, Inc. *	9,699	101,937
Photronics, Inc. *	29,300	313,217
Pixelworks, Inc. *	8,973	33,918
Power Integrations, Inc.	9,019	595,254
Qorvo, Inc. *	40,823	2,668,191
QUALCOMM, Inc.	387,506	19,189,297
Rambus, Inc. *	34,897	314,771
Rudolph Technologies, Inc. *	9,279	201,540
Semtech Corp. *	20,510	995,966
Silicon Laboratories, Inc. *	13,398	1,024,947
Skyworks Solutions, Inc.	56,271	4,110,034
SMART Global Holdings, Inc. *	3,678	91,251
SolarEdge Technologies, Inc. *	12,768	559,111
Security	Number of Shares	Value ($)
SunPower Corp. *(a)	15,500	90,055
Synaptics, Inc. *	10,518	418,616
Teradyne, Inc.	56,053	2,017,347
Texas Instruments, Inc.	306,878	30,896,477
Ultra Clean Holdings, Inc. *	13,767	163,277
Universal Display Corp.	13,464	1,397,967
Veeco Instruments, Inc. *	13,473	132,170
Versum Materials, Inc.	34,410	1,265,256
Xilinx, Inc.	81,668	9,141,916
Xperi Corp.	19,408	415,913
		302,691,312

Software & Services 11.0%
2U, Inc. *	20,000	1,137,000
8x8, Inc. *	29,501	519,513
A10 Networks, Inc. *	15,072	102,339
Accenture plc, Class A	203,230	31,205,966
ACI Worldwide, Inc. *	37,310	1,102,884
Adobe Systems, Inc. *	156,216	38,713,449
Agilysys, Inc. *	5,175	91,598
Akamai Technologies, Inc. *	50,940	3,316,194
Alarm.com Holdings, Inc. *	10,395	654,157
Alliance Data Systems Corp.	14,726	2,615,190
Altair Engineering, Inc., Class A *	9,060	293,363
Alteryx, Inc., Class A *	9,010	641,061
Amber Road, Inc. *	7,500	65,325
American Software, Inc., Class A	9,461	104,639
Anaplan, Inc. *	5,830	183,004
ANSYS, Inc. *	26,996	4,436,793
Appfolio, Inc., Class A *	3,289	208,227
Appian Corp. *	7,930	255,267
Aspen Technology, Inc. *	22,986	2,221,137
Autodesk, Inc. *	70,633	10,397,178
Automatic Data Processing, Inc.	139,305	19,480,411
Avalara, Inc. *	2,200	87,714
Avaya Holdings Corp. *	31,213	527,812
Benefitfocus, Inc. *	6,772	378,893
Black Knight, Inc. *	44,276	2,177,936
Blackbaud, Inc.	15,208	1,088,893
Blackline, Inc. *	13,536	644,043
Booz Allen Hamilton Holding Corp.	45,307	2,225,933
Bottomline Technologies (de), Inc. *	13,177	680,592
Box, Inc., Class A *	46,681	976,567
Brightcove, Inc. *	20,700	166,014
Broadridge Financial Solutions, Inc.	37,229	3,753,800
CACI International, Inc., Class A *	7,913	1,322,895
Cadence Design Systems, Inc. *	90,320	4,338,070
Carbon Black, Inc. *	2,460	38,105
Carbonite, Inc. *	9,694	277,636
Cardtronics plc, Class A *	11,156	301,993
Cass Information Systems, Inc.	3,769	185,020
CDK Global, Inc.	40,079	1,960,264
Ceridian HCM Holding, Inc. *	10,934	450,590
ChannelAdvisor Corp. *	6,900	74,175
Cision Ltd. *	25,097	311,203
Citrix Systems, Inc.	40,746	4,178,095
Cloudera, Inc. *	72,993	985,405
Cognizant Technology Solutions Corp., Class A	185,700	12,939,576
CommVault Systems, Inc. *	13,742	907,934
Conduent, Inc. *	57,352	731,238
CoreLogic, Inc. *	27,679	1,004,748
Cornerstone OnDemand, Inc. *	18,618	1,067,556
Coupa Software, Inc. *	17,729	1,541,714
CSG Systems International, Inc.	10,871	393,421
Digimarc Corp. *	3,187	62,115
DocuSign, Inc. *	7,123	352,232
Domo, Inc., Class B *	2,700	72,900

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dropbox, Inc., Class A *	28,241	697,835
DXC Technology Co.	89,332	5,727,968
Ebix, Inc.	6,724	384,075
eGain Corp. *	11,520	82,483
Elastic N.V. *	2,100	178,500
Ellie Mae, Inc. *	12,078	915,512
Endurance International Group Holdings, Inc. *	22,190	179,739
Envestnet, Inc. *	13,876	752,773
EPAM Systems, Inc. *	16,822	2,379,977
Euronet Worldwide, Inc. *	16,798	1,931,938
Everbridge, Inc. *	7,799	482,446
Everi Holdings, Inc. *	19,772	131,484
EVERTEC, Inc.	18,404	509,239
Evo Payments, Inc., Class A *	6,710	168,757
Exela Technologies, Inc. *	13,300	52,402
ExlService Holdings, Inc. *	10,709	615,767
Fair Isaac Corp. *	9,452	2,128,590
Fidelity National Information Services, Inc.	104,119	10,883,559
FireEye, Inc. *	67,609	1,195,327
First Data Corp., Class A *	182,370	4,495,420
Fiserv, Inc. *	126,962	10,528,959
Five9, Inc. *	18,926	967,686
FleetCor Technologies, Inc. *	28,594	5,770,555
ForeScout Technologies, Inc. *	8,171	249,216
Fortinet, Inc. *	45,972	3,520,076
Gartner, Inc. *	28,856	3,921,242
Genpact Ltd.	44,555	1,329,076
Global Payments, Inc.	51,070	5,734,140
GoDaddy, Inc., Class A *	54,802	3,761,061
GreenSky, Inc., Class A *	12,400	136,400
GTT Communications, Inc. *(a)	9,920	253,952
Guidewire Software, Inc. *	26,464	2,293,900
HubSpot, Inc. *	11,280	1,785,737
I3 Verticals, Inc., Class A *	1,974	48,817
Information Services Group, Inc. *	16,112	66,543
Instructure, Inc. *	9,873	390,280
International Business Machines Corp.	290,377	39,032,476
International Money Express, Inc. *	11,296	129,904
Intuit, Inc.	82,862	17,883,277
j2 Global, Inc.	15,865	1,192,413
Jack Henry & Associates, Inc.	24,761	3,306,832
Leidos Holdings, Inc.	48,894	2,835,852
Limelight Networks, Inc. *	37,860	118,123
LivePerson, Inc. *	20,467	480,360
LiveRamp Holdings, Inc. *	23,737	1,031,135
LogMeIn, Inc.	15,730	1,463,205
Manhattan Associates, Inc. *	20,022	976,473
ManTech International Corp., Class A	8,531	480,892
Mastercard, Inc., Class A	290,387	61,309,407
MAXIMUS, Inc.	20,373	1,428,758
Microsoft Corp.	2,470,212	257,964,239
MicroStrategy, Inc., Class A *	2,864	363,413
MINDBODY, Inc., Class A *	9,380	341,995
Mitek Systems, Inc. *	10,165	112,120
MobileIron, Inc. *	41,116	199,413
Model N, Inc. *	7,661	111,161
MongoDB, Inc. *	9,103	840,753
Monotype Imaging Holdings, Inc.	12,486	207,268
New Relic, Inc. *	14,677	1,491,917
NIC, Inc.	26,919	441,472
Nuance Communications, Inc. *	95,139	1,509,856
Nutanix, Inc., Class A *	22,980	1,177,265
Okta, Inc. *	24,786	2,043,110
OneSpan, Inc. *	9,000	131,310
Oracle Corp.	812,928	40,833,373
Palo Alto Networks, Inc. *	30,070	6,459,637
Paychex, Inc.	101,277	7,170,412
Paycom Software, Inc. *	15,995	2,371,099
Security	Number of Shares	Value ($)
Paylocity Holding Corp. *	9,950	706,748
PayPal Holdings, Inc. *	377,442	33,501,752
Pegasystems, Inc.	13,404	754,511
Perficient, Inc. *	10,300	262,753
Perspecta, Inc.	44,165	885,508
Pivotal Software, Inc., Class A *	12,041	222,638
Pluralsight, Inc., Class A *	5,847	175,293
Presidio, Inc.	9,102	144,995
PRGX Global, Inc. *	6,500	59,540
Progress Software Corp.	13,446	487,149
Proofpoint, Inc. *	17,904	1,823,880
PROS Holdings, Inc. *	13,408	463,917
PTC, Inc. *	34,741	2,945,689
Q2 Holdings, Inc. *	12,356	734,317
QAD, Inc., Class A	3,753	158,226
Qualys, Inc. *	11,618	1,005,306
Rapid7, Inc. *	12,375	497,227
RealPage, Inc. *	23,740	1,323,980
Red Hat, Inc. *	56,166	9,988,561
RingCentral, Inc., Class A *	22,771	2,104,951
Sabre Corp.	89,828	2,064,247
SailPoint Technologies Holding, Inc. *	23,502	670,982
salesforce.com, Inc. *	244,903	37,217,909
Science Applications International Corp.	15,620	1,048,727
SecureWorks Corp., Class A *(a)	2,900	66,468
SendGrid, Inc. *	8,800	475,904
ServiceNow, Inc. *	57,465	12,643,449
ServiceSource International, Inc. *	26,733	32,080
ShotSpotter, Inc. *	2,300	110,768
Smartsheet, Inc., Class A *	3,345	104,966
Splunk, Inc. *	47,153	5,886,581
SPS Commerce, Inc. *	5,412	479,828
Square, Inc., Class A *	98,771	7,047,311
SS&C Technologies Holdings, Inc.	70,598	3,635,091
SVMK, Inc. *	6,980	90,810
Switch, Inc., Class A	9,655	80,523
Sykes Enterprises, Inc. *	12,854	354,385
Symantec Corp.	202,963	4,266,282
Synchronoss Technologies, Inc. *	15,860	113,716
Synopsys, Inc. *	48,175	4,497,136
Tableau Software, Inc., Class A *	23,155	2,960,135
Telenav, Inc. *	9,800	43,414
Tenable Holdings, Inc. *	3,200	88,576
Teradata Corp. *	39,683	1,761,132
The Hackett Group, Inc.	8,738	157,197
The Rubicon Project, Inc. *	13,000	57,980
The Trade Desk, Inc., Class A *	11,444	1,632,830
The Ultimate Software Group, Inc. *	9,772	2,668,440
The Western Union Co.	138,261	2,523,263
TiVo Corp.	38,279	426,045
Total System Services, Inc.	54,639	4,896,201
Travelport Worldwide Ltd.	43,382	679,362
TTEC Holdings, Inc.	4,849	162,102
Twilio, Inc., Class A *	24,766	2,756,951
Tyler Technologies, Inc. *	12,492	2,363,361
Unisys Corp. *	15,300	200,124
Upland Software, Inc. *	4,500	140,580
Varonis Systems, Inc. *	9,890	584,301
Verint Systems, Inc. *	21,191	1,025,009
VeriSign, Inc. *	33,982	5,752,133
Verra Mobility Corp. *	29,010	303,445
VirnetX Holding Corp. *(a)	14,945	76,220
Virtusa Corp. *	8,862	429,984
Visa, Inc., Class A	561,190	75,766,262
VMware, Inc., Class A	24,077	3,637,312
WEX, Inc. *	14,208	2,292,177
Workday, Inc., Class A *	46,964	8,525,375
Workiva, Inc. *	8,050	337,295
Worldpay, Inc., Class A *	96,549	8,059,911

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yext, Inc. *	18,500	288,415
Zendesk, Inc. *	33,057	2,232,339
Zix Corp. *	17,000	121,040
Zscaler, Inc. *	4,048	195,802
Zuora, Inc., Class A *	3,163	68,447
		966,387,392

Technology Hardware & Equipment 5.1%
3D Systems Corp. *	36,503	465,778
Acacia Communications, Inc. *	9,855	428,791
ADTRAN, Inc.	15,268	222,607
Aerohive Networks, Inc. *	10,367	39,602
Akoustis Technologies, Inc. *	15,190	114,685
Amphenol Corp., Class A	95,791	8,421,945
Anixter International, Inc. *	10,581	642,373
Apple, Inc.	1,441,037	239,846,198
Applied Optoelectronics, Inc. *	6,000	104,280
Arista Networks, Inc. *	16,937	3,637,729
Arlo Technologies, Inc. *	21,716	156,138
ARRIS International plc *	50,314	1,579,356
Arrow Electronics, Inc. *	27,283	2,072,144
AstroNova, Inc.	1,900	37,962
Avid Technology, Inc. *	9,400	44,744
Avnet, Inc.	34,118	1,405,662
AVX Corp.	14,751	261,830
Badger Meter, Inc.	8,931	471,467
Bel Fuse, Inc., Class B	3,500	80,780
Belden, Inc.	12,455	667,713
Benchmark Electronics, Inc.	13,708	348,457
CalAmp Corp. *	9,892	142,544
Calix, Inc. *	12,108	131,735
Casa Systems, Inc. *	8,800	102,432
CDW Corp.	47,356	3,943,334
Ciena Corp. *	47,421	1,806,266
Cisco Systems, Inc.	1,436,640	67,938,706
Clearfield, Inc. *	3,291	38,735
Cognex Corp.	56,191	2,556,690
Coherent, Inc. *	8,069	953,756
CommScope Holding Co., Inc. *	60,532	1,265,724
Comtech Telecommunications Corp.	10,848	270,875
Control4 Corp. *	7,683	152,661
Corning, Inc.	256,613	8,534,948
Cray, Inc. *	14,399	315,914
CTS Corp.	10,207	289,573
Daktronics, Inc.	14,170	106,700
Dell Technologies, Inc., Class C *	48,394	2,351,464
Diebold Nixdorf, Inc.	20,377	86,602
Digi International, Inc. *	9,100	107,926
Dolby Laboratories, Inc., Class A	20,574	1,329,698
EchoStar Corp., Class A *	15,207	623,183
Electro Scientific Industries, Inc. *	9,900	297,000
Electronics For Imaging, Inc. *	13,655	360,629
ePlus, Inc. *	3,969	314,424
Extreme Networks, Inc. *	36,200	273,672
F5 Networks, Inc. *	19,920	3,206,124
Fabrinet *	11,108	631,379
FARO Technologies, Inc. *	6,085	258,734
Finisar Corp. *	38,142	868,875
Fitbit, Inc., Class A *	59,085	364,554
FLIR Systems, Inc.	43,766	2,139,282
Harmonic, Inc. *	28,370	150,077
Hewlett Packard Enterprise Co.	460,838	7,184,464
HP, Inc.	505,573	11,137,773
II-VI, Inc. *	20,259	769,032
Immersion Corp. *	10,166	96,475
Infinera Corp. *	49,462	217,633
Inseego Corp. *(a)	13,900	72,697
Insight Enterprises, Inc. *	11,782	541,029
Security	Number of Shares	Value ($)
InterDigital, Inc.	11,287	821,806
IPG Photonics Corp. *	11,818	1,571,794
Iteris, Inc. *	7,250	27,913
Itron, Inc. *	10,420	569,245
Jabil, Inc.	45,500	1,212,575
Juniper Networks, Inc.	108,792	2,822,064
KEMET Corp.	20,294	359,610
Keysight Technologies, Inc. *	59,236	4,384,649
Kimball Electronics, Inc. *	11,150	180,295
Knowles Corp. *	30,607	477,469
KVH Industries, Inc. *	5,000	55,900
Littelfuse, Inc.	8,379	1,472,358
Lumentum Holdings, Inc. *	22,724	1,111,431
Maxwell Technologies, Inc. *(a)	14,267	42,516
Mesa Laboratories, Inc.	1,023	231,740
Methode Electronics, Inc.	11,479	295,584
Motorola Solutions, Inc.	53,027	6,199,387
MTS Systems Corp.	5,904	295,554
Napco Security Technologies, Inc. *	3,300	51,843
National Instruments Corp.	35,723	1,579,671
NCR Corp. *	38,411	1,027,494
NetApp, Inc.	81,033	5,167,474
NETGEAR, Inc. *	9,502	376,374
NetScout Systems, Inc. *	21,875	567,219
nLight, Inc. *	1,656	32,375
Novanta, Inc. *	11,571	806,267
OSI Systems, Inc. *	5,852	524,866
PAR Technology Corp. *	3,100	77,283
Park Electrochemical Corp.	6,594	150,211
PC Connection, Inc.	4,382	145,176
PCM, Inc. *	2,500	53,375
Plantronics, Inc.	11,458	444,456
Plexus Corp. *	10,389	583,031
Pure Storage, Inc., Class A *	56,350	1,009,228
Quantenna Communications, Inc. *	8,500	126,990
Ribbon Communications, Inc. *	15,542	86,724
Rogers Corp. *	6,625	840,779
Sanmina Corp. *	22,139	691,180
ScanSource, Inc. *	10,230	391,911
Seagate Technology plc	82,403	3,648,805
SYNNEX Corp.	13,580	1,314,001
TE Connectivity Ltd.	109,361	8,852,773
Tech Data Corp. *	11,557	1,105,196
TESSCO Technologies, Inc.	4,025	64,440
Trimble, Inc. *	81,888	3,083,902
TTM Technologies, Inc. *	28,872	331,451
Ubiquiti Networks, Inc. (a)	6,927	749,571
USA Technologies, Inc. *	18,263	107,934
ViaSat, Inc. *	18,056	1,131,931
Viavi Solutions, Inc. *	71,700	797,304
Vishay Intertechnology, Inc.	42,924	837,018
Vishay Precision Group, Inc. *	4,093	136,829
Western Digital Corp.	92,099	4,143,534
Xerox Corp.	65,784	1,855,767
Zebra Technologies Corp., Class A *	17,131	2,973,942
		450,983,775

Telecommunication Services 1.9%
AT&T, Inc.	2,325,656	69,909,219
ATN International, Inc.	3,277	244,399
Bandwidth, Inc., Class A *	1,300	59,930
Boingo Wireless, Inc. *	12,610	304,153
CenturyLink, Inc.	307,696	4,713,903
Cincinnati Bell, Inc. *	14,894	124,216
Cogent Communications Holdings, Inc.	13,036	631,594
Consolidated Communications Holdings, Inc.	30,887	329,873
Frontier Communications Corp. *(a)	31,111	62,222

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Globalstar, Inc. *	173,777	114,276
Gogo, Inc. *(a)	16,000	66,080
IDT Corp., Class B *	6,600	47,388
Iridium Communications, Inc. *	28,965	561,342
NII Holdings, Inc. *	28,127	136,416
Ooma, Inc. *	5,385	81,367
ORBCOMM, Inc. *	28,696	233,585
Pareteum Corp. *(a)	15,774	39,435
pdvWireless, Inc. *	2,756	111,177
Shenandoah Telecommunications Co.	15,310	729,215
Spok Holdings, Inc.	5,240	72,522
Sprint Corp. *	176,805	1,103,263
T-Mobile US, Inc. *	100,025	6,963,741
Telephone & Data Systems, Inc.	31,867	1,154,223
United States Cellular Corp. *	5,400	310,932
Verizon Communications, Inc.	1,319,561	72,655,029
Vonage Holdings Corp. *	68,775	626,540
Windstream Holdings, Inc. *	10,608	31,930
Zayo Group Holdings, Inc. *	66,860	1,835,307
		163,253,277

Transportation 2.0%
Air Transport Services Group, Inc. *	21,611	513,261
Alaska Air Group, Inc.	38,743	2,477,615
Allegiant Travel Co.	4,000	520,000
AMERCO	2,676	970,478
American Airlines Group, Inc.	132,182	4,728,150
ArcBest Corp.	9,560	359,647
Atlas Air Worldwide Holdings, Inc. *	7,665	407,931
Avis Budget Group, Inc. *	20,631	549,610
C.H. Robinson Worldwide, Inc.	43,084	3,738,399
Covenant Transportation Group, Inc., Class A *	3,000	70,740
CSX Corp.	255,177	16,765,129
Daseke, Inc. *	20,197	84,222
Delta Air Lines, Inc.	199,329	9,852,832
Eagle Bulk Shipping, Inc. *	21,200	87,132
Echo Global Logistics, Inc. *	10,195	242,233
Expeditors International of Washington, Inc.	54,309	3,763,614
FedEx Corp.	77,460	13,754,572
Forward Air Corp.	9,608	562,356
Genco Shipping & Trading Ltd. *	3,574	26,340
Genesee & Wyoming, Inc., Class A *	17,960	1,410,219
Hawaiian Holdings, Inc.	15,015	480,780
Heartland Express, Inc.	16,083	321,821
Hertz Global Holdings, Inc. *	16,276	270,019
Hub Group, Inc., Class A *	10,614	472,429
JB Hunt Transport Services, Inc.	27,333	2,925,724
JetBlue Airways Corp. *	99,277	1,785,993
Kansas City Southern	32,509	3,437,827
Kirby Corp. *	18,227	1,365,385
Knight-Swift Transportation Holdings, Inc.	42,868	1,361,059
Landstar System, Inc.	13,982	1,420,292
Macquarie Infrastructure Corp.	25,201	1,087,927
Marten Transport Ltd.	16,755	324,209
Matson, Inc.	14,354	481,003
Mesa Air Group, Inc. *	2,843	24,876
Norfolk Southern Corp.	86,591	14,524,774
Old Dominion Freight Line, Inc.	20,672	2,809,945
Radiant Logistics, Inc. *	10,193	50,353
Ryder System, Inc.	16,655	964,491
Saia, Inc. *	9,047	542,549
Schneider National, Inc., Class B	8,373	177,843
SkyWest, Inc.	18,072	920,768
Southwest Airlines Co.	162,463	9,221,400
Spirit Airlines, Inc. *	21,713	1,277,159
Union Pacific Corp.	235,015	37,383,836
Security	Number of Shares	Value ($)
United Continental Holdings, Inc. *	73,262	6,393,575
United Parcel Service, Inc., Class B	221,555	23,351,897
Universal Logistics Holdings, Inc.	3,300	67,254
US Xpress Enterprises, Inc., Class A *	5,200	38,376
USA Truck, Inc. *	2,951	52,705
Werner Enterprises, Inc.	13,355	439,647
XPO Logistics, Inc. *	40,617	2,468,701
YRC Worldwide, Inc. *	8,600	53,664
		177,382,761

Utilities 3.2%
AES Corp.	206,664	3,387,223
ALLETE, Inc.	17,471	1,344,219
Alliant Energy Corp.	77,010	3,424,635
Ameren Corp.	79,359	5,502,753
American Electric Power Co., Inc.	156,939	12,417,014
American States Water Co.	11,892	805,326
American Water Works Co., Inc.	57,215	5,473,759
Aqua America, Inc.	59,392	2,081,690
AquaVenture Holdings Ltd. *	3,900	82,017
Artesian Resources Corp., Class A	5,006	177,162
Atmos Energy Corp.	37,490	3,660,149
Avangrid, Inc.	18,024	898,857
Avista Corp.	20,329	850,769
Black Hills Corp.	16,569	1,124,869
Cadiz, Inc. *(a)	6,356	65,467
California Water Service Group	15,402	762,707
CenterPoint Energy, Inc.	157,909	4,882,546
Chesapeake Utilities Corp.	5,602	507,373
Clearway Energy, Inc., Class A	11,000	161,700
Clearway Energy, Inc., Class C	21,212	320,089
CMS Energy Corp.	90,685	4,728,316
Connecticut Water Service, Inc.	3,873	262,744
Consolidated Edison, Inc.	99,593	7,733,396
Dominion Energy, Inc.	244,288	17,158,789
DTE Energy Co.	57,473	6,767,446
Duke Energy Corp.	226,920	19,919,038
Edison International	103,833	5,915,366
El Paso Electric Co.	12,777	671,048
Entergy Corp.	57,879	5,162,228
Evergy, Inc.	83,116	4,764,209
Eversource Energy	100,660	6,986,811
Exelon Corp.	307,847	14,702,773
FirstEnergy Corp.	155,854	6,109,477
Genie Energy Ltd., Class B	11,050	93,041
Hawaiian Electric Industries, Inc.	33,618	1,250,253
IDACORP, Inc.	15,700	1,530,750
MDU Resources Group, Inc.	62,186	1,598,802
MGE Energy, Inc.	11,963	769,340
Middlesex Water Co.	5,342	300,220
National Fuel Gas Co.	28,185	1,615,000
New Jersey Resources Corp.	27,920	1,354,120
NextEra Energy, Inc.	152,320	27,262,234
NiSource, Inc.	119,355	3,256,004
Northwest Natural Holding Co.	8,913	557,954
NorthWestern Corp.	16,100	1,028,951
NRG Energy, Inc.	93,108	3,809,048
OGE Energy Corp.	65,564	2,684,846
ONE Gas, Inc.	17,772	1,459,970
Ormat Technologies, Inc.	17,239	994,863
Otter Tail Corp.	13,885	672,728
Pattern Energy Group, Inc., Class A	33,146	705,347
Pinnacle West Capital Corp.	36,399	3,207,480
PNM Resources, Inc.	25,500	1,086,045
Portland General Electric Co.	27,720	1,339,430
PPL Corp.	231,896	7,262,983
Public Service Enterprise Group, Inc.	161,418	8,805,352
Pure Cycle Corp. *	8,000	81,360

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RGC Resources, Inc.	2,000	56,260
Sempra Energy	87,215	10,202,411
SJW Group.	7,118	426,724
South Jersey Industries, Inc.	27,636	823,000
Southwest Gas Holdings, Inc. *	16,424	1,286,328
Spire, Inc.	16,209	1,286,508
TerraForm Power, Inc., Class A	27,688	328,933
The Southern Co.	328,993	15,989,060
The York Water Co.	4,611	151,702
UGI Corp.	55,738	3,178,738
Unitil Corp.	4,900	257,054
Vectren Corp.	25,474	1,843,808
Vistra Energy Corp. *	126,496	3,176,315
WEC Energy Group, Inc.	100,169	7,315,342
Xcel Energy, Inc.	163,597	8,565,939
		276,426,208
Total Common Stock
(Cost $5,655,285,050)		8,756,289,112

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	8,178	15,620

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(b)	8,309	1,496
FRD Acquisition Co. CVR *(b)	8,700	—
		1,496
Total Rights
(Cost $17,116)		18,682

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.33% (d)	13,511,238	13,511,238
Total Other Investment Company
(Cost $13,511,238)		13,511,238
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
BNP Paribas
1.75%, 02/01/19 (e)	6,070,684	6,070,684
Total Short-Term Investment
(Cost $6,070,684)		6,070,684

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/15/19	42	3,150,420	57,329
S&P 500 Index, e-mini, expires 03/15/19	133	17,984,925	341,025
Net Unrealized Appreciation			398,354
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,132,857.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	360,895	21,049	—	381,944	$17,863,521	$260,733	$—	$47,266

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,311,647,445	$—	$—	$8,311,647,445
Commercial & Professional Services	91,116,173	—	148,608	91,264,781
Real Estate	353,376,886	—	— *	353,376,886
Rights [1]
Materials	—	—	15,620	15,620
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	1,496 *	1,496
Other Investment Company[1]	13,511,238	—	—	13,511,238
Short-Term Investment[1]	—	6,070,684	—	6,070,684
Futures Contracts[2]	398,354	—	—	398,354
Total	$8,770,050,096	$6,070,684	$167,290	$8,776,288,070
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.6%
Aptiv plc	2,205	174,482
Garrett Motion, Inc. *	484	7,730
Gentex Corp.	1,797	38,060
Lear Corp.	70	10,775
Tesla, Inc. *	1,325	406,802
Thor Industries, Inc.	409	26,634
Visteon Corp. *	179	13,763
		678,246

Banks 0.2%
BOK Financial Corp.	58	4,820
Comerica, Inc.	100	7,874
East West Bancorp, Inc.	100	5,032
Pinnacle Financial Partners, Inc.	324	17,422
Signature Bank	335	42,649
SVB Financial Group *	388	90,552
Synovus Financial Corp.	429	15,195
Texas Capital Bancshares, Inc. *	318	18,530
Western Alliance Bancorp *	587	25,992
		228,066

Capital Goods 8.3%
3M Co.	4,607	922,782
A.O. Smith Corp.	1,349	64,563
Air Lease Corp.	79	2,997
Allegion plc	754	64,738
Allison Transmission Holdings, Inc.	1,132	55,094
AMETEK, Inc.	434	31,639
Armstrong World Industries, Inc.	424	28,849
BWX Technologies, Inc.	983	45,631
Caterpillar, Inc.	5,096	678,583
Cummins, Inc.	513	75,467
Curtiss-Wright Corp.	31	3,519
Deere & Co.	3,131	513,484
Donaldson Co., Inc.	1,181	55,838
Emerson Electric Co.	4,306	281,914
Fastenal Co.	2,769	167,414
Fortive Corp.	2,603	195,199
Fortune Brands Home & Security, Inc.	580	26,274
Gardner Denver Holdings, Inc. *	407	10,041
General Dynamics Corp.	1,126	192,737
Graco, Inc.	1,578	68,375
Harris Corp.	1,143	175,085
HD Supply Holdings, Inc. *	546	22,899
HEICO Corp.	382	32,279
HEICO Corp., Class A	719	50,352
Hexcel Corp.	190	12,865
Honeywell International, Inc.	4,489	644,755
Hubbell, Inc.	366	40,015
Huntington Ingalls Industries, Inc.	348	71,845
IDEX Corp.	688	94,848
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	3,198	439,117
Ingersoll-Rand plc	1,281	128,151
Lennox International, Inc.	322	73,828
Lincoln Electric Holdings, Inc.	595	51,432
Lockheed Martin Corp.	2,193	635,290
Masco Corp.	1,974	63,977
MSC Industrial Direct Co., Inc., Class A	203	16,949
Nordson Corp.	516	66,894
Northrop Grumman Corp.	1,565	431,236
Parker-Hannifin Corp.	236	38,895
Quanta Services, Inc.	418	14,772
Raytheon Co.	2,777	457,539
Resideo Technologies, Inc. *	781	17,127
Rockwell Automation, Inc.	1,159	196,474
Roper Technologies, Inc.	186	52,686
Sensata Technologies Holding plc *	872	41,420
Spirit AeroSystems Holdings, Inc., Class A	1,013	84,484
Textron, Inc.	402	21,398
The Boeing Co.	5,186	1,999,825
The Middleby Corp. *	317	37,286
The Toro Co.	982	58,429
TransDigm Group, Inc. *	468	182,988
United Rentals, Inc. *	776	97,202
Univar, Inc. *	207	4,312
W.W. Grainger, Inc.	438	129,381
WABCO Holdings, Inc. *	494	56,430
Wabtec Corp.	305	21,094
Watsco, Inc.	253	37,312
Welbilt, Inc. *	1,309	18,352
Xylem, Inc.	958	68,267
		10,172,628

Commercial & Professional Services 1.0%
Cintas Corp.	842	157,883
Copart, Inc. *	1,952	98,830
CoStar Group, Inc. *	345	134,805
Equifax, Inc.	320	34,246
KAR Auction Services, Inc.	1,198	62,308
Republic Services, Inc.	133	10,203
Robert Half International, Inc.	1,132	72,935
Rollins, Inc.	1,390	51,764
The Dun & Bradstreet Corp.	159	23,014
TransUnion	1,771	107,712
Verisk Analytics, Inc. *	1,556	182,690
Waste Management, Inc.	3,508	335,610
		1,272,000

Consumer Durables & Apparel 1.6%
Brunswick Corp.	80	4,026
Capri Holdings Ltd. *	743	31,563
Carter’s, Inc.	445	36,890
Columbia Sportswear Co.	43	3,835
D.R. Horton, Inc.	1,924	73,978
Hanesbrands, Inc.	3,390	50,816
Hasbro, Inc.	867	78,516

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lennar Corp., B Shares	102	3,888
Lennar Corp., Class A	1,502	71,225
lululemon Athletica, Inc. *	920	135,985
Mattel, Inc. *	739	8,750
NIKE, Inc., Class B	12,132	993,368
NVR, Inc. *	30	79,800
Polaris Industries, Inc.	579	48,567
PulteGroup, Inc.	801	22,276
Skechers U.S.A., Inc., Class A *	630	17,117
Tapestry, Inc.	563	21,794
Tempur Sealy International, Inc. *	458	24,283
Toll Brothers, Inc.	685	25,304
Under Armour, Inc., Class A *	1,383	28,683
Under Armour, Inc., Class C *	1,431	27,103
VF Corp.	2,396	201,671
		1,989,438

Consumer Services 2.3%
Bright Horizons Family Solutions, Inc. *	477	55,232
Chipotle Mexican Grill, Inc. *	235	124,458
Choice Hotels International, Inc.	337	26,677
Darden Restaurants, Inc.	593	62,223
Domino’s Pizza, Inc.	397	112,641
Dunkin’ Brands Group, Inc.	817	55,875
Extended Stay America, Inc.	1,142	19,528
frontdoor, Inc. *	677	20,120
Grand Canyon Education, Inc. *	466	43,310
H&R Block, Inc.	368	8,681
Hilton Grand Vacations, Inc. *	955	28,975
Hilton Worldwide Holdings, Inc.	2,684	199,904
International Game Technology plc	57	933
Las Vegas Sands Corp.	2,091	122,031
Marriott International, Inc., Class A	2,725	312,094
McDonald’s Corp.	1,454	259,946
MGM Resorts International	439	12,924
Service Corp. International	807	34,636
ServiceMaster Global Holdings, Inc. *	1,340	52,247
Six Flags Entertainment Corp.	712	43,852
Starbucks Corp.	11,681	795,943
The Wendy’s Co.	1,836	31,800
Vail Resorts, Inc.	382	71,915
Wyndham Destinations, Inc.	945	39,822
Wyndham Hotels & Resorts, Inc.	967	47,470
Wynn Resorts Ltd.	989	121,657
Yum China Holdings, Inc.	297	10,826
Yum! Brands, Inc.	870	81,763
		2,797,483

Diversified Financials 3.2%
American Express Co.	4,670	479,609
Ameriprise Financial, Inc.	224	28,358
Berkshire Hathaway, Inc., Class B *	2,369	486,924
Capital One Financial Corp.	365	29,415
Cboe Global Markets, Inc.	997	92,990
CME Group, Inc.	402	73,277
Credit Acceptance Corp. *	102	40,598
Discover Financial Services	1,468	99,075
E*TRADE Financial Corp.	568	26,503
Eaton Vance Corp.	1,124	43,297
Evercore, Inc., Class A	397	35,512
FactSet Research Systems, Inc.	357	78,051
Interactive Brokers Group, Inc., Class A	663	33,415
Intercontinental Exchange, Inc.	2,807	215,465
Lazard Ltd., Class A	1,049	41,740
LPL Financial Holdings, Inc.	818	57,563
MarketAxess Holdings, Inc.	352	75,599
Moody’s Corp.	1,607	254,726
Security	Number of Shares	Value ($)
Morningstar, Inc.	179	22,223
MSCI, Inc.	838	142,686
Northern Trust Corp.	567	50,157
OneMain Holdings, Inc. *	87	2,600
Raymond James Financial, Inc.	383	30,832
S&P Global, Inc.	2,432	466,093
Santander Consumer USA Holdings, Inc.	156	2,973
SEI Investments Co.	1,244	59,140
State Street Corp.	234	16,591
Synchrony Financial	2,457	73,808
T. Rowe Price Group, Inc.	2,111	197,294
TD Ameritrade Holding Corp.	2,711	151,680
The Charles Schwab Corp. (a)	11,604	542,719
Virtu Financial, Inc., Class A	393	10,041
Voya Financial, Inc.	111	5,154
		3,966,108

Energy 0.8%
Anadarko Petroleum Corp.	1,625	76,911
Antero Resources Corp. *	1,243	12,505
Apache Corp.	237	7,778
Cabot Oil & Gas Corp.	3,087	77,021
Cheniere Energy, Inc. *	1,548	101,626
Chesapeake Energy Corp. *	1,295	3,691
Cimarex Energy Co.	116	8,739
Concho Resources, Inc. *	250	29,960
Continental Resources, Inc. *	419	19,345
Diamondback Energy, Inc.	257	26,502
EOG Resources, Inc.	626	62,099
Halliburton Co.	8,414	263,863
Kosmos Energy Ltd. *	579	2,970
Newfield Exploration Co. *	716	13,089
ONEOK, Inc.	1,631	104,727
Parsley Energy, Inc., Class A *	1,808	33,593
Pioneer Natural Resources Co.	897	127,661
RPC, Inc.	170	1,834
		973,914

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	4,229	907,670
Sprouts Farmers Market, Inc. *	1,234	29,591
Sysco Corp.	4,596	293,455
U.S. Foods Holding Corp. *	134	4,519
		1,235,235

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	18,327	904,437
Brown-Forman Corp., Class A	507	23,844
Brown-Forman Corp., Class B	2,707	127,906
Campbell Soup Co.	1,206	42,729
Constellation Brands, Inc., Class A	1,497	259,969
General Mills, Inc.	299	13,287
Kellogg Co.	1,185	69,927
Keurig Dr Pepper, Inc.	1,772	48,234
McCormick & Co., Inc. — Non Voting Shares	73	9,026
Monster Beverage Corp. *	3,848	220,259
PepsiCo, Inc.	12,169	1,371,081
Post Holdings, Inc. *	369	34,251
The Coca-Cola Co.	28,764	1,384,411
The Hershey Co.	1,229	130,397
		4,639,758

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.2%
ABIOMED, Inc. *	412	144,641
Align Technology, Inc. *	764	190,198
AmerisourceBergen Corp.	1,514	126,222
athenahealth, Inc. *	394	53,088
Baxter International, Inc.	552	40,015
Becton, Dickinson & Co.	238	59,372
Boston Scientific Corp. *	10,247	390,923
Cantel Medical Corp.	363	29,555
Centene Corp. *	1,730	225,886
Cerner Corp. *	1,351	74,183
Chemed Corp.	153	45,585
Cigna Corp. *	1,014	202,607
CVS Health Corp.	937	61,420
DaVita, Inc. *	666	37,383
DexCom, Inc. *	844	119,029
Edwards Lifesciences Corp. *	2,029	345,782
Encompass Health Corp.	934	62,429
HCA Healthcare, Inc.	1,880	262,128
Henry Schein, Inc. *	224	17,405
Hill-Rom Holdings, Inc.	423	42,308
Humana, Inc.	1,261	389,636
ICU Medical, Inc. *	154	38,315
IDEXX Laboratories, Inc. *	825	175,544
Insulet Corp. *	576	46,765
Integra LifeSciences Holdings Corp. *	540	25,574
Intuitive Surgical, Inc. *	1,087	569,197
Laboratory Corp. of America Holdings *	60	8,361
Masimo Corp. *	455	56,597
McKesson Corp.	239	30,652
Molina Healthcare, Inc. *	506	67,288
Penumbra, Inc. *	302	43,944
Premier, Inc., Class A *	158	6,287
ResMed, Inc.	1,348	128,289
Stryker Corp.	3,301	586,159
Teleflex, Inc.	86	23,521
The Cooper Cos., Inc.	76	21,186
UnitedHealth Group, Inc.	9,257	2,501,241
Varian Medical Systems, Inc. *	876	115,658
Veeva Systems, Inc., Class A *	1,172	127,818
WellCare Health Plans, Inc. *	447	123,587
West Pharmaceutical Services, Inc.	169	18,298
		7,634,076

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	2,005	129,543
Colgate-Palmolive Co.	1,522	98,443
Energizer Holdings, Inc.	344	16,306
Herbalife Nutrition Ltd. *	196	11,701
Kimberly-Clark Corp.	2,930	326,343
Nu Skin Enterprises, Inc., Class A	173	11,357
Spectrum Brands Holdings, Inc.	178	9,947
The Clorox Co.	1,079	160,102
The Estee Lauder Cos., Inc., Class A	2,066	281,844
		1,045,586

Insurance 1.0%
Alleghany Corp.	17	10,736
American International Group, Inc.	1,267	54,772
Aon plc	2,320	362,454
Arch Capital Group Ltd. *	618	18,138
Axis Capital Holdings Ltd.	100	5,355
Brown & Brown, Inc.	127	3,449
Erie Indemnity Co., Class A	186	27,227
Everest Re Group Ltd.	158	34,610
Markel Corp. *	12	12,642
Security	Number of Shares	Value ($)
Marsh & McLennan Cos., Inc.	2,280	201,073
RenaissanceRe Holdings Ltd.	31	4,279
The Progressive Corp.	5,603	377,026
The Travelers Cos., Inc.	490	61,515
		1,173,276

Materials 1.8%
Avery Dennison Corp.	824	86,067
Axalta Coating Systems Ltd. *	835	21,393
Berry Global Group, Inc. *	650	32,012
Celanese Corp.	807	77,278
Crown Holdings, Inc. *	1,235	62,985
Eagle Materials, Inc.	402	28,542
Ecolab, Inc.	1,113	176,043
FMC Corp.	538	42,932
Graphic Packaging Holding Co.	584	7,049
International Flavors & Fragrances, Inc.	457	64,793
International Paper Co.	460	21,818
Linde plc	3,153	513,970
LyondellBasell Industries N.V., Class A	1,440	125,237
Martin Marietta Materials, Inc.	551	97,351
NewMarket Corp.	72	28,878
Packaging Corp. of America	893	84,228
Platform Specialty Products Co. *	1,094	12,297
PPG Industries, Inc.	159	16,765
Royal Gold, Inc.	265	23,153
RPM International, Inc.	273	15,605
Sealed Air Corp.	848	33,496
Silgan Holdings, Inc.	271	7,485
Southern Copper Corp.	817	27,467
Steel Dynamics, Inc.	323	11,819
The Chemours Co.	1,629	58,237
The Scotts Miracle-Gro Co.	197	14,647
The Sherwin-Williams Co.	805	339,324
Vulcan Materials Co.	1,185	120,455
W.R. Grace & Co.	486	34,511
Westlake Chemical Corp.	332	24,535
		2,210,372

Media & Entertainment 12.3%
Activision Blizzard, Inc.	7,283	344,049
Alphabet, Inc., Class A *	2,894	3,258,326
Alphabet, Inc., Class C *	2,948	3,291,059
AMC Networks, Inc., Class A *	434	27,316
Cable One, Inc.	42	37,142
CBS Corp., Class B — Non Voting Shares	3,131	154,859
Charter Communications, Inc., Class A *	1,191	394,280
Electronic Arts, Inc. *	2,865	264,268
Facebook, Inc., Class A *	23,024	3,837,871
IAC/InterActiveCorp *	718	151,699
Lions Gate Entertainment Corp., Class A	42	771
Lions Gate Entertainment Corp., Class B	37	649
Live Nation Entertainment, Inc. *	1,323	70,794
Match Group, Inc.	519	27,761
Netflix, Inc. *	4,034	1,369,543
Omnicom Group, Inc.	1,413	110,044
Sirius XM Holdings, Inc.	16,022	93,408
Take-Two Interactive Software, Inc. *	645	68,080
The Interpublic Group of Cos., Inc.	419	9,532
The Madison Square Garden Co., Class A *	17	4,724
The Walt Disney Co.	10,343	1,153,451
TripAdvisor, Inc. *	1,002	57,495
Twitter, Inc. *	6,919	232,202
Zillow Group, Inc., Class A *	360	12,532
Zillow Group, Inc., Class C *	863	30,283
		15,002,138

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	14,671	1,177,935
Agios Pharmaceuticals, Inc. *	467	25,031
Alexion Pharmaceuticals, Inc. *	1,714	210,753
Alkermes plc *	1,518	49,897
Alnylam Pharmaceuticals, Inc. *	760	63,483
Amgen, Inc.	5,808	1,086,735
Bio-Techne Corp.	356	62,108
Biogen, Inc. *	1,846	616,158
BioMarin Pharmaceutical, Inc. *	1,701	166,987
Bluebird Bio, Inc. *	368	49,102
Bristol-Myers Squibb Co.	8,416	415,498
Bruker Corp.	405	14,199
Catalent, Inc. *	343	12,667
Celgene Corp. *	6,790	600,643
Charles River Laboratories International, Inc. *	335	41,269
Elanco Animal Health, Inc. *	338	9,863
Eli Lilly & Co.	5,610	672,415
Exact Sciences Corp. *	1,155	104,042
Exelixis, Inc. *	2,824	66,562
Gilead Sciences, Inc.	9,329	653,123
Illumina, Inc. *	1,420	397,302
Incyte Corp. *	1,691	136,278
Ionis Pharmaceuticals, Inc. *	1,200	69,600
Jazz Pharmaceuticals plc *	517	65,085
Johnson & Johnson	4,681	622,947
Merck & Co., Inc.	1,697	126,308
Mettler-Toledo International, Inc. *	236	150,606
Nektar Therapeutics *	1,503	63,637
Neurocrine Biosciences, Inc. *	858	75,693
PRA Health Sciences, Inc. *	554	58,707
Regeneron Pharmaceuticals, Inc. *	771	330,967
Sage Therapeutics, Inc. *	436	62,169
Sarepta Therapeutics, Inc. *	640	89,414
Seattle Genetics, Inc. *	1,043	79,717
Thermo Fisher Scientific, Inc.	234	57,487
Vertex Pharmaceuticals, Inc. *	2,468	471,166
Waters Corp. *	673	155,611
Zoetis, Inc.	4,684	403,573
		9,514,737

Real Estate 2.3%
Alexandria Real Estate Equities, Inc.	86	11,327
American Tower Corp.	4,248	734,224
CBRE Group, Inc., Class A *	1,504	68,808
Colony Capital, Inc.	229	1,390
CoreSite Realty Corp.	359	35,466
Crown Castle International Corp.	3,019	353,404
Equinix, Inc.	774	304,956
Equity LifeStyle Properties, Inc.	816	86,398
Extra Space Storage, Inc.	1,011	99,695
Gaming & Leisure Properties, Inc.	716	26,850
Hudson Pacific Properties, Inc.	187	6,072
Lamar Advertising Co., Class A	724	53,902
Life Storage, Inc.	27	2,653
Omega Healthcare Investors, Inc.	184	7,395
Public Storage	1,434	304,754
SBA Communications Corp. *	1,081	197,315
Simon Property Group, Inc.	2,738	498,644
Taubman Centers, Inc.	586	29,183
The Howard Hughes Corp. *	160	17,766
		2,840,202

Security	Number of Shares	Value ($)
Retailing 10.7%
Advance Auto Parts, Inc.	210	33,432
Amazon.com, Inc. *	3,937	6,766,640
AutoZone, Inc. *	215	182,178
Best Buy Co., Inc.	594	35,189
Booking Holdings, Inc. *	459	841,260
Burlington Stores, Inc. *	641	110,066
CarMax, Inc. *	1,004	59,015
Dollar General Corp.	2,562	295,732
Dollar Tree, Inc. *	394	38,151
eBay, Inc. *	1,890	63,599
Expedia Group, Inc.	1,161	138,449
Floor & Decor Holdings, Inc., Class A *	477	16,356
GrubHub, Inc. *	868	69,787
L Brands, Inc.	436	12,138
LKQ Corp. *	548	14,369
Lowe’s Cos., Inc.	7,897	759,376
Nordstrom, Inc.	1,162	53,928
O'Reilly Automotive, Inc. *	764	263,320
Pool Corp.	375	56,216
Ross Stores, Inc.	3,525	324,723
The Gap, Inc.	130	3,307
The Home Depot, Inc.	11,158	2,047,828
The Michaels Cos., Inc. *	147	2,037
The TJX Cos., Inc.	11,971	595,318
Tiffany & Co.	213	18,900
Tractor Supply Co.	1,170	99,918
Ulta Salon, Cosmetics & Fragrance, Inc. *	545	159,096
Urban Outfitters, Inc. *	729	23,547
Wayfair, Inc., Class A *	550	60,203
Williams-Sonoma, Inc.	193	10,505
		13,154,583

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	9,055	221,033
Analog Devices, Inc.	576	56,943
Applied Materials, Inc.	9,488	370,791
Broadcom, Inc.	2,388	640,581
Cypress Semiconductor Corp.	2,440	33,843
KLA-Tencor Corp.	1,472	156,871
Lam Research Corp.	1,497	253,861
Marvell Technology Group Ltd.	1,482	27,461
Maxim Integrated Products, Inc.	2,670	144,901
Microchip Technology, Inc.	2,214	177,939
Micron Technology, Inc. *	8,566	327,393
MKS Instruments, Inc.	527	43,019
Monolithic Power Systems, Inc.	402	50,877
NVIDIA Corp.	5,634	809,888
NXP Semiconductors N.V.	180	15,665
ON Semiconductor Corp. *	3,972	79,599
Skyworks Solutions, Inc.	1,210	88,378
Teradyne, Inc.	298	10,725
Texas Instruments, Inc.	9,303	936,626
Universal Display Corp.	420	43,609
Versum Materials, Inc.	1,074	39,491
Xilinx, Inc.	2,461	275,484
		4,804,978

Software & Services 19.9%
2U, Inc. *	540	30,699
Accenture plc, Class A	6,228	956,309
Adobe Systems, Inc. *	4,762	1,180,119
Akamai Technologies, Inc. *	1,424	92,702
Alliance Data Systems Corp.	454	80,626
ANSYS, Inc. *	799	131,316
Aspen Technology, Inc. *	646	62,423

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Atlassian Corp. plc, Class A *	959	94,366
Autodesk, Inc. *	1,778	261,722
Automatic Data Processing, Inc.	4,271	597,257
Black Knight, Inc. *	1,359	66,849
Booz Allen Hamilton Holding Corp.	1,269	62,346
Broadridge Financial Solutions, Inc.	1,113	112,224
Cadence Design Systems, Inc. *	2,689	129,153
CDK Global, Inc.	1,238	60,551
Ceridian HCM Holding, Inc. *	341	14,053
Citrix Systems, Inc.	1,310	134,327
Cognizant Technology Solutions Corp., Class A	5,088	354,532
CoreLogic, Inc. *	504	18,295
DocuSign, Inc. *	726	35,901
Elastic N.V. *	67	5,695
EPAM Systems, Inc. *	491	69,467
Euronet Worldwide, Inc. *	244	28,062
Fair Isaac Corp. *	274	61,705
Fidelity National Information Services, Inc.	272	28,432
FireEye, Inc. *	1,266	22,383
First Data Corp., Class A *	5,250	129,412
Fiserv, Inc. *	3,857	319,861
FleetCor Technologies, Inc. *	847	170,933
Fortinet, Inc. *	1,364	104,441
Gartner, Inc. *	852	115,778
Genpact Ltd.	530	15,810
Global Payments, Inc.	1,528	171,564
GoDaddy, Inc., Class A *	1,543	105,896
Guidewire Software, Inc. *	774	67,090
International Business Machines Corp.	6,393	859,347
Intuit, Inc.	2,364	510,198
Jack Henry & Associates, Inc.	739	98,693
LogMeIn, Inc.	328	30,511
Manhattan Associates, Inc. *	645	31,457
Mastercard, Inc., Class A	8,901	1,879,268
Microsoft Corp.	69,505	7,258,407
Nutanix, Inc., Class A *	1,347	69,007
Okta, Inc. *	828	68,252
Oracle Corp.	2,401	120,602
Palo Alto Networks, Inc. *	880	189,042
Paychex, Inc.	3,101	219,551
Paycom Software, Inc. *	479	71,007
PayPal Holdings, Inc. *	11,502	1,020,917
Pegasystems, Inc.	373	20,996
Pluralsight, Inc., Class A *	183	5,486
Proofpoint, Inc. *	496	50,527
PTC, Inc. *	1,124	95,304
RealPage, Inc. *	706	39,374
Red Hat, Inc. *	1,714	304,818
RingCentral, Inc., Class A *	656	60,641
Sabre Corp.	2,196	50,464
salesforce.com, Inc. *	6,967	1,058,775
ServiceNow, Inc. *	1,720	378,434
SolarWinds Corp. *	233	4,089
Splunk, Inc. *	1,414	176,524
Square, Inc., Class A *	2,826	201,635
SS&C Technologies Holdings, Inc.	1,843	94,896
Switch, Inc., Class A	334	2,786
Synopsys, Inc. *	139	12,976
Tableau Software, Inc., Class A *	689	88,082
Teradata Corp. *	830	36,835
The Ultimate Software Group, Inc. *	292	79,736
The Western Union Co.	1,216	22,192
Total System Services, Inc.	1,730	155,025
Twilio, Inc., Class A *	850	94,622
Tyler Technologies, Inc. *	365	69,054
VeriSign, Inc. *	1,017	172,148
Visa, Inc., Class A	17,062	2,303,541
VMware, Inc., Class A	685	103,483
WEX, Inc. *	393	63,403
Security	Number of Shares	Value ($)
Workday, Inc., Class A *	1,404	254,868
Worldpay, Inc., Class A *	264	22,039
Zendesk, Inc. *	1,012	68,340
		24,409,651

Technology Hardware & Equipment 7.2%
Amphenol Corp., Class A	2,845	250,132
Apple, Inc.	45,987	7,654,076
Arista Networks, Inc. *	555	119,203
CDW Corp.	1,409	117,328
Cognex Corp.	1,576	71,708
Coherent, Inc. *	172	20,330
Dell Technologies, Inc., Class C *	104	5,053
F5 Networks, Inc. *	586	94,317
FLIR Systems, Inc.	110	5,377
IPG Photonics Corp. *	355	47,215
Littelfuse, Inc.	197	34,617
Motorola Solutions, Inc.	179	20,927
National Instruments Corp.	882	39,002
NCR Corp. *	945	25,279
NetApp, Inc.	2,520	160,700
Pure Storage, Inc., Class A *	1,608	28,799
Ubiquiti Networks, Inc.	153	16,556
Zebra Technologies Corp., Class A *	508	88,189
		8,798,808

Telecommunication Services 0.2%
T-Mobile US, Inc. *	1,937	134,854
Zayo Group Holdings, Inc. *	2,170	59,566
		194,420

Transportation 2.6%
C.H. Robinson Worldwide, Inc.	1,316	114,189
CSX Corp.	3,653	240,002
Delta Air Lines, Inc.	1,535	75,875
Expeditors International of Washington, Inc.	1,660	115,038
FedEx Corp.	2,360	419,065
Genesee & Wyoming, Inc., Class A *	122	9,580
JB Hunt Transport Services, Inc.	831	88,950
Landstar System, Inc.	404	41,038
Old Dominion Freight Line, Inc.	629	85,500
Schneider National, Inc., Class B	115	2,443
Southwest Airlines Co.	3,543	201,101
Union Pacific Corp.	6,585	1,047,476
United Parcel Service, Inc., Class B	6,691	705,232
XPO Logistics, Inc. *	1,203	73,118
		3,218,607
Total Common Stock
(Cost $116,828,755)		121,954,310

Other Investment Company 0.0% of net assets

Equity Fund 0.0%
iShares Russell 1000 Growth ETF	250	35,627
Total Other Investment Company
(Cost $35,629)		35,627

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 03/15/19	7	501,725	11,716
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

ETF –	Exchange-traded fund
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	8,764	4,153	(1,313)	11,604	$542,719	$31,553	($15,981)	$1,139

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$121,954,310	$—	$—	$121,954,310
Other Investment Company[1]	35,627	—	—	35,627
Futures Contracts[2]	11,716	—	—	11,716
Total	$122,001,653	$—	$—	$122,001,653
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc	1,174	23,175
Aptiv plc	459	36,321
BorgWarner, Inc.	2,715	111,043
Ford Motor Co.	50,678	445,966
Garrett Motion, Inc. *	381	6,084
General Motors Co.	17,004	663,496
Gentex Corp.	1,154	24,442
Harley-Davidson, Inc.	2,088	76,964
Lear Corp.	739	113,754
The Goodyear Tire & Rubber Co.	2,995	63,464
Thor Industries, Inc.	117	7,619
Visteon Corp. *	139	10,688
		1,583,016

Banks 11.2%
Associated Banc-Corp.	2,137	46,266
Bank of America Corp.	118,760	3,381,097
Bank of Hawaii Corp.	541	41,836
Bank OZK	1,583	48,028
BankUnited, Inc.	1,317	44,528
BB&T Corp.	9,995	487,756
BOK Financial Corp.	330	27,426
CIT Group, Inc.	1,364	63,003
Citigroup, Inc.	31,715	2,044,349
Citizens Financial Group, Inc.	6,068	205,827
Comerica, Inc.	1,970	155,118
Commerce Bancshares, Inc.	1,278	76,424
Cullen/Frost Bankers, Inc.	735	71,501
East West Bancorp, Inc.	1,716	86,349
F.N.B. Corp.	4,201	48,942
Fifth Third Bancorp	8,505	228,104
First Citizens BancShares, Inc., Class A	103	41,976
First Hawaiian, Inc.	1,406	36,176
First Horizon National Corp.	4,175	61,289
First Republic Bank	2,119	204,759
Huntington Bancshares, Inc.	13,711	181,534
JPMorgan Chase & Co.	42,962	4,446,567
KeyCorp	13,350	219,875
M&T Bank Corp.	1,819	299,298
New York Community Bancorp, Inc.	6,133	71,265
PacWest Bancorp	1,585	61,165
People’s United Financial, Inc.	4,749	77,789
Pinnacle Financial Partners, Inc.	583	31,348
Popular, Inc.	1,273	69,519
Prosperity Bancshares, Inc.	859	61,109
Regions Financial Corp.	13,400	203,278
Signature Bank	267	33,992
Sterling Bancorp	2,888	55,565
SunTrust Banks, Inc.	5,824	346,062
SVB Financial Group *	160	37,341
Synovus Financial Corp.	1,459	51,678
TCF Financial Corp.	2,145	47,533
Security	Number of Shares	Value ($)
Texas Capital Bancshares, Inc. *	230	13,402
TFS Financial Corp.	624	10,177
The PNC Financial Services Group, Inc.	6,024	738,964
U.S. Bancorp	19,647	1,005,141
Umpqua Holdings Corp.	2,840	50,211
Webster Financial Corp.	1,178	63,471
Wells Fargo & Co.	55,086	2,694,256
Western Alliance Bancorp *	490	21,697
Wintrust Financial Corp.	723	51,434
Zions Bancorp NA	2,497	118,832
		18,463,257

Capital Goods 5.5%
3M Co.	1,219	244,166
Acuity Brands, Inc.	513	62,027
AECOM *	2,009	61,495
AGCO Corp.	849	54,506
Air Lease Corp.	1,172	44,466
Allegion plc	205	17,601
AMETEK, Inc.	2,390	174,231
Arconic, Inc.	5,618	105,731
Arcosa, Inc.	610	17,952
Carlisle Cos., Inc.	773	83,275
Caterpillar, Inc.	596	79,363
Colfax Corp. *	1,071	26,507
Crane Co.	649	53,711
Cummins, Inc.	1,234	181,534
Curtiss-Wright Corp.	524	59,484
Donaldson Co., Inc.	118	5,579
Dover Corp.	1,881	165,208
Eaton Corp. plc	5,670	432,338
Emerson Electric Co.	2,360	154,509
Flowserve Corp.	1,682	74,075
Fluor Corp.	1,802	65,899
Fortive Corp.	302	22,647
Fortune Brands Home & Security, Inc.	1,081	48,969
Gardner Denver Holdings, Inc. *	1,065	26,274
Gates Industrial Corp. plc *	564	8,409
General Dynamics Corp.	1,853	317,178
General Electric Co.	111,905	1,136,955
GrafTech International Ltd.	776	10,251
HD Supply Holdings, Inc. *	1,673	70,166
Hexcel Corp.	878	59,449
Honeywell International, Inc.	3,673	527,553
Hubbell, Inc.	244	26,677
Huntington Ingalls Industries, Inc.	77	15,897
IDEX Corp.	61	8,409
Ingersoll-Rand plc	1,454	145,458
ITT, Inc.	1,128	59,288
Jacobs Engineering Group, Inc.	1,654	107,179
Johnson Controls International plc	11,980	404,565
L3 Technologies, Inc.	1,013	199,439
Lennox International, Inc.	28	6,420
Lockheed Martin Corp.	277	80,244
Masco Corp.	1,261	40,869
MSC Industrial Direct Co., Inc., Class A	338	28,220

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nordson Corp.	52	6,741
nVent Electric plc	2,088	52,242
Oshkosh Corp.	937	70,322
Owens Corning	1,394	73,032
PACCAR, Inc.	4,456	291,957
Parker-Hannifin Corp.	1,407	231,888
Pentair plc	2,028	83,533
Quanta Services, Inc.	1,350	47,709
Regal Beloit Corp.	564	43,293
Resideo Technologies, Inc. *	593	13,004
Roper Technologies, Inc.	1,071	303,371
Sensata Technologies Holding plc *	960	45,600
Snap-on, Inc.	728	120,841
Stanley Black & Decker, Inc.	1,961	247,949
Teledyne Technologies, Inc. *	459	102,917
Terex Corp.	910	27,946
Textron, Inc.	2,622	139,569
The Middleby Corp. *	298	35,051
The Timken Co.	899	38,288
Trinity Industries, Inc.	1,899	44,399
United Technologies Corp.	10,523	1,242,451
Univar, Inc. *	1,352	28,162
USG Corp.	1,058	45,653
Valmont Industries, Inc.	284	36,636
Wabtec Corp.	712	49,242
Watsco, Inc.	79	11,651
WESCO International, Inc. *	598	31,335
Xylem, Inc.	1,016	72,400
		9,051,355

Commercial & Professional Services 0.6%
ADT, Inc.	1,336	9,646
Clean Harbors, Inc. *	675	39,967
Equifax, Inc.	1,131	121,040
IHS Markit Ltd. *	4,945	256,744
KAR Auction Services, Inc.	115	5,981
ManpowerGroup, Inc.	796	62,908
Nielsen Holdings plc	4,625	118,770
Republic Services, Inc.	2,630	201,747
Stericycle, Inc. *	1,080	47,606
The Dun & Bradstreet Corp.	274	39,659
Waste Management, Inc.	831	79,502
		983,570

Consumer Durables & Apparel 0.8%
Brunswick Corp.	1,015	51,075
Capri Holdings Ltd. *	853	36,235
Columbia Sportswear Co.	332	29,611
D.R. Horton, Inc.	1,830	70,364
Garmin Ltd.	1,479	102,317
Hasbro, Inc.	315	28,526
Leggett & Platt, Inc.	1,694	69,386
Lennar Corp., B Shares	96	3,660
Lennar Corp., Class A	1,709	81,041
Mattel, Inc. *	3,498	41,416
Mohawk Industries, Inc. *	809	104,191
Newell Brands, Inc.	5,625	119,306
PulteGroup, Inc.	2,239	62,267
PVH Corp.	987	107,692
Ralph Lauren Corp.	696	80,833
Skechers U.S.A., Inc., Class A *	931	25,295
Tapestry, Inc.	3,010	116,517
Toll Brothers, Inc.	888	32,803
Under Armour, Inc., Class A *	634	13,149
Under Armour, Inc., Class C *	584	11,061
Security	Number of Shares	Value ($)
VF Corp.	957	80,551
Whirlpool Corp.	812	108,004
		1,375,300

Consumer Services 2.0%
Aramark	3,222	106,165
Bright Horizons Family Solutions, Inc. *	111	12,853
Caesars Entertainment Corp. *	7,360	67,270
Carnival Corp.	5,185	298,552
Darden Restaurants, Inc.	790	82,895
Extended Stay America, Inc.	950	16,245
Graham Holdings Co., Class B	53	35,245
H&R Block, Inc.	2,175	51,308
Hyatt Hotels Corp., Class A	551	38,520
International Game Technology plc	1,168	19,108
Las Vegas Sands Corp.	1,808	105,515
McDonald’s Corp.	8,127	1,452,945
MGM Resorts International	5,864	172,636
Norwegian Cruise Line Holdings Ltd. *	2,843	146,216
Royal Caribbean Cruises Ltd.	2,155	258,708
Service Corp. International	1,194	51,247
Yum China Holdings, Inc.	4,316	157,318
Yum! Brands, Inc.	2,874	270,099
		3,342,845

Diversified Financials 7.3%
Affiliated Managers Group, Inc.	675	70,841
AGNC Investment Corp.	6,704	120,069
Ally Financial, Inc.	5,476	142,704
American Express Co.	2,929	300,808
Ameriprise Financial, Inc.	1,515	191,799
Annaly Capital Management, Inc.	17,925	187,137
AXA Equitable Holdings, Inc.	2,572	47,685
Berkshire Hathaway, Inc., Class B *	21,985	4,518,797
BGC Partners, Inc., Class A	3,428	21,219
BlackRock, Inc.	1,575	653,751
Capital One Financial Corp.	5,710	460,169
Cboe Global Markets, Inc.	106	9,887
Chimera Investment Corp.	2,424	46,129
CME Group, Inc.	4,056	739,328
Credit Acceptance Corp. *	14	5,572
Discover Financial Services	2,355	158,939
E*TRADE Financial Corp.	2,555	119,216
Franklin Resources, Inc.	3,904	115,597
Interactive Brokers Group, Inc., Class A	87	4,385
Intercontinental Exchange, Inc.	3,529	270,886
Invesco Ltd.	5,264	95,910
Jefferies Financial Group, Inc.	3,748	77,996
Lazard Ltd., Class A	132	5,252
Legg Mason, Inc.	1,062	31,648
MFA Financial, Inc.	5,831	42,741
Morgan Stanley	15,742	665,887
Nasdaq, Inc.	1,497	131,796
Navient Corp.	3,434	39,148
New Residential Investment Corp.	4,654	79,025
Northern Trust Corp.	1,909	168,870
OneMain Holdings, Inc. *	893	26,692
Raymond James Financial, Inc.	1,200	96,600
Santander Consumer USA Holdings, Inc.	1,266	24,130
SLM Corp. *	5,642	60,426
Starwood Property Trust, Inc.	3,444	76,043
State Street Corp.	4,567	323,800
Synchrony Financial	6,275	188,501
T. Rowe Price Group, Inc.	206	19,253
The Bank of New York Mellon Corp.	11,878	621,457
The Goldman Sachs Group, Inc.	4,524	895,797

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	3,195	46,615
Voya Financial, Inc.	1,862	86,453
		11,988,958

Energy 9.6%
Anadarko Petroleum Corp.	4,342	205,507
Antero Resources Corp. *	1,416	14,245
Apache Corp.	4,639	152,252
Apergy Corp. *	1,024	34,427
Baker Hughes, a GE Co.	6,632	156,316
Cabot Oil & Gas Corp.	1,509	37,650
Centennial Resource Development, Inc., Class A *	2,418	31,845
Cheniere Energy, Inc. *	908	59,610
Chesapeake Energy Corp. *	11,867	33,821
Chevron Corp.	24,736	2,835,982
Cimarex Energy Co.	1,059	79,785
CNX Resources Corp. *	2,642	32,074
Concho Resources, Inc. *	2,188	262,210
ConocoPhillips	14,963	1,012,845
Continental Resources, Inc. *	569	26,271
Devon Energy Corp.	6,061	161,526
Diamondback Energy, Inc.	1,699	175,201
EOG Resources, Inc.	6,658	660,474
EQT Corp.	3,264	63,550
Equitrans Midstream Corp. *	2,737	56,984
Extraction Oil & Gas, Inc. *	1,573	6,198
Exxon Mobil Corp.	55,014	4,031,426
Helmerich & Payne, Inc.	1,361	76,202
Hess Corp.	3,392	183,168
HollyFrontier Corp.	2,065	116,342
Kinder Morgan, Inc.	24,643	446,038
Kosmos Energy Ltd. *	2,410	12,363
Marathon Oil Corp.	10,754	169,806
Marathon Petroleum Corp.	8,700	576,462
Murphy Oil Corp.	2,118	57,927
Nabors Industries Ltd.	4,402	13,030
National Oilwell Varco, Inc.	4,928	145,277
Newfield Exploration Co. *	1,591	29,084
Noble Energy, Inc.	6,221	138,977
Occidental Petroleum Corp.	9,812	655,245
ONEOK, Inc.	3,123	200,528
Parsley Energy, Inc., Class A *	1,020	18,952
Patterson-UTI Energy, Inc.	2,814	34,134
PBF Energy, Inc., Class A	1,541	56,431
Phillips 66	5,404	515,596
Pioneer Natural Resources Co.	986	140,328
QEP Resources, Inc. *	2,968	24,545
Range Resources Corp.	2,785	30,719
RPC, Inc.	424	4,575
Schlumberger Ltd.	18,021	796,708
SM Energy Co.	1,394	27,350
Targa Resources Corp.	2,921	125,632
The Williams Cos., Inc.	15,760	424,417
Transocean Ltd. *	6,668	57,145
Valero Energy Corp.	5,501	483,098
Weatherford International plc *	11,911	7,723
Whiting Petroleum Corp. *	1,181	33,812
WPX Energy, Inc. *	5,290	64,855
		15,796,668

Food & Staples Retailing 1.8%
Casey’s General Stores, Inc.	468	60,222
The Kroger Co.	10,273	291,034
U.S. Foods Holding Corp. *	2,678	90,302
Security	Number of Shares	Value ($)
Walgreens Boots Alliance, Inc.	10,509	759,381
Walmart, Inc.	18,523	1,775,059
		2,975,998

Food, Beverage & Tobacco 3.5%
Archer-Daniels-Midland Co.	7,250	325,525
Bunge Ltd.	1,830	100,778
Campbell Soup Co.	689	24,411
ConAgra Brands, Inc.	6,248	135,207
Flowers Foods, Inc.	2,332	45,847
General Mills, Inc.	7,280	323,523
Hormel Foods Corp.	3,532	149,474
Ingredion, Inc.	934	92,466
Kellogg Co.	1,597	94,239
Lamb Weston Holdings, Inc.	1,897	137,153
McCormick & Co., Inc. — Non Voting Shares	1,498	185,213
Molson Coors Brewing Co., Class B	2,247	149,673
Mondelez International, Inc., Class A	18,540	857,660
PepsiCo, Inc.	2,079	234,241
Philip Morris International, Inc.	20,169	1,547,366
Pilgrim’s Pride Corp. *	664	13,453
Post Holdings, Inc. *	359	33,322
Seaboard Corp.	3	11,593
The Coca-Cola Co.	11,146	536,457
The Hain Celestial Group, Inc. *	1,149	21,061
The Hershey Co.	158	16,764
The JM Smucker Co.	1,425	149,454
The Kraft Heinz Co.	7,818	375,733
TreeHouse Foods, Inc. *	712	41,552
Tyson Foods, Inc., Class A	3,761	232,881
		5,835,046

Health Care Equipment & Services 6.5%
Abbott Laboratories	22,213	1,621,105
Acadia Healthcare Co., Inc. *	1,141	31,218
Anthem, Inc.	3,378	1,023,534
Baxter International, Inc.	5,767	418,050
Becton, Dickinson & Co.	3,126	779,812
Boston Scientific Corp. *	4,126	157,407
Cardinal Health, Inc.	3,863	193,034
Centene Corp. *	309	40,346
Cerner Corp. *	2,274	124,865
Cigna Corp. *	3,474	694,140
CVS Health Corp.	15,404	1,009,732
Danaher Corp.	8,026	890,244
DaVita, Inc. *	810	45,465
DENTSPLY SIRONA, Inc.	2,837	119,012
HCA Healthcare, Inc.	1,016	141,661
Henry Schein, Inc. *	1,676	130,225
Hill-Rom Holdings, Inc.	308	30,806
Hologic, Inc. *	3,519	156,244
Humana, Inc.	88	27,191
Integra LifeSciences Holdings Corp. *	201	9,519
Laboratory Corp. of America Holdings *	1,229	171,261
McKesson Corp.	2,216	284,202
MEDNAX, Inc. *	1,142	41,238
Medtronic plc	17,570	1,553,012
Molina Healthcare, Inc. *	121	16,091
Premier, Inc., Class A *	441	17,547
Quest Diagnostics, Inc.	1,763	153,998
STERIS plc	1,085	123,755
Teleflex, Inc.	478	130,733
The Cooper Cos., Inc.	527	146,907
Universal Health Services, Inc., Class B	1,083	143,530
WellCare Health Plans, Inc. *	43	11,889

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	721	78,063
Zimmer Biomet Holdings, Inc.	2,642	289,457
		10,805,293

Household & Personal Products 2.4%
Church & Dwight Co., Inc.	467	30,173
Colgate-Palmolive Co.	9,014	583,025
Coty, Inc., Class A *	6,055	46,987
Energizer Holdings, Inc.	315	14,931
Herbalife Nutrition Ltd. *	1,143	68,237
Kimberly-Clark Corp.	583	64,935
Nu Skin Enterprises, Inc., Class A	504	33,088
Spectrum Brands Holdings, Inc.	279	15,590
The Clorox Co.	219	32,495
The Procter & Gamble Co.	32,349	3,120,708
		4,010,169

Insurance 4.2%
Aflac, Inc.	9,940	474,138
Alleghany Corp.	166	104,839
American Financial Group, Inc.	935	89,190
American International Group, Inc.	9,884	427,285
American National Insurance Co.	93	12,945
Arch Capital Group Ltd. *	4,219	123,828
Arthur J. Gallagher & Co.	2,335	174,448
Aspen Insurance Holdings Ltd.	778	32,466
Assurant, Inc.	667	64,292
Assured Guaranty Ltd.	1,343	54,472
Athene Holding Ltd., Class A *	2,069	88,760
Axis Capital Holdings Ltd.	948	50,765
Brighthouse Financial, Inc. *	1,555	58,064
Brown & Brown, Inc.	2,814	76,428
Chubb Ltd.	5,957	792,579
Cincinnati Financial Corp.	1,998	162,078
CNA Financial Corp.	355	16,280
Erie Indemnity Co., Class A	75	10,978
Everest Re Group Ltd.	315	69,001
Fidelity National Financial, Inc.	3,425	123,848
First American Financial Corp.	1,396	69,912
Lincoln National Corp.	2,766	161,783
Loews Corp.	3,623	173,542
Markel Corp. *	161	169,615
Marsh & McLennan Cos., Inc.	3,520	310,429
Mercury General Corp.	343	17,733
MetLife, Inc.	10,969	500,954
Old Republic International Corp.	3,631	73,165
Principal Financial Group, Inc.	3,627	181,604
Prudential Financial, Inc.	5,360	493,870
Reinsurance Group of America, Inc.	813	117,438
RenaissanceRe Holdings Ltd.	468	64,598
The Allstate Corp.	4,494	394,888
The Hanover Insurance Group, Inc.	545	62,152
The Hartford Financial Services Group, Inc.	4,624	216,958
The Travelers Cos., Inc.	2,767	347,369
Torchmark Corp.	1,343	112,490
Unum Group	2,666	92,670
W. R. Berkley Corp.	1,236	95,036
White Mountains Insurance Group Ltd.	39	34,849
Willis Towers Watson plc	1,680	273,487
		6,971,226

Materials 4.0%
Air Products & Chemicals, Inc.	2,850	468,511
Albemarle Corp.	1,372	110,761
Alcoa Corp. *	2,401	71,262
AptarGroup, Inc.	798	79,098
Security	Number of Shares	Value ($)
Ardagh Group S.A.	205	2,485
Ashland Global Holdings, Inc.	804	61,024
Axalta Coating Systems Ltd. *	1,659	42,504
Ball Corp.	4,333	226,529
Bemis Co., Inc.	1,170	57,143
Berry Global Group, Inc. *	856	42,158
Cabot Corp.	779	36,527
Celanese Corp.	631	60,424
CF Industries Holdings, Inc.	2,986	130,339
Domtar Corp.	847	39,724
DowDuPont, Inc.	29,799	1,603,484
Eagle Materials, Inc.	80	5,680
Eastman Chemical Co.	1,825	147,131
Ecolab, Inc.	1,818	287,553
FMC Corp.	1,030	82,194
Freeport-McMoRan, Inc.	18,897	219,961
Graphic Packaging Holding Co.	3,361	40,567
Huntsman Corp.	2,814	61,824
International Flavors & Fragrances, Inc.	687	97,403
International Paper Co.	4,698	222,826
Linde plc	2,928	477,293
LyondellBasell Industries N.V., Class A	2,131	185,333
Martin Marietta Materials, Inc.	66	11,661
NewMarket Corp.	8	3,209
Newmont Mining Corp.	6,916	235,905
Nucor Corp.	4,074	249,492
Olin Corp.	2,167	51,163
Owens-Illinois, Inc.	2,087	41,886
Platform Specialty Products Co. *	1,397	15,702
PPG Industries, Inc.	2,938	309,783
Reliance Steel & Aluminum Co.	879	71,972
Royal Gold, Inc.	500	43,685
RPM International, Inc.	1,342	76,709
Sealed Air Corp.	894	35,313
Silgan Holdings, Inc.	645	17,815
Sonoco Products Co.	1,265	72,839
Steel Dynamics, Inc.	2,400	87,816
The Mosaic Co.	4,540	146,551
The Scotts Miracle-Gro Co.	257	19,108
United States Steel Corp.	2,289	51,594
Valvoline, Inc.	2,473	54,678
Vulcan Materials Co.	100	10,165
W.R. Grace & Co.	214	15,196
Westlake Chemical Corp.	29	2,143
WestRock Co.	3,260	132,715
		6,616,838

Media & Entertainment 3.3%
Charter Communications, Inc., Class A *	666	220,479
Cinemark Holdings, Inc.	1,383	56,592
Comcast Corp., Class A	59,319	2,169,296
Discovery, Inc., Class A *	1,931	54,802
Discovery, Inc., Class C *	4,510	120,192
DISH Network Corp., Class A *	2,872	88,084
GCI Liberty, Inc., Class A *	1,300	66,170
John Wiley & Sons, Inc., Class A	587	30,395
Liberty Broadband Corp., Class A *	323	27,381
Liberty Broadband Corp., Class C *	1,355	115,202
Liberty Media Corp. — Liberty Formula One, Class A *	362	11,077
Liberty Media Corp. — Liberty Formula One, Class C *	2,532	79,429
Liberty Media Corp. — Liberty SiriusXM, Class A *	1,102	43,838
Liberty Media Corp. — Liberty SiriusXM, Class C *	2,129	85,075
Lions Gate Entertainment Corp., Class A	622	11,426
Lions Gate Entertainment Corp., Class B	1,183	20,738

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
News Corp., Class A	4,923	63,162
News Corp., Class B	1,524	19,705
Omnicom Group, Inc.	968	75,388
Take-Two Interactive Software, Inc. *	607	64,069
The Interpublic Group of Cos., Inc.	4,483	101,988
The Madison Square Garden Co., Class A *	214	59,471
The Walt Disney Co.	5,503	613,695
Tribune Media Co., Class A	1,133	52,016
Twenty-First Century Fox, Inc., Class A	13,594	670,320
Twenty-First Century Fox, Inc., Class B	6,303	309,225
Viacom, Inc., Class A	158	5,418
Viacom, Inc., Class B	4,527	133,184
Zillow Group, Inc., Class A *	189	6,579
Zillow Group, Inc., Class C *	425	14,913
Zynga, Inc., Class A *	9,983	44,724
		5,434,033

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Agilent Technologies, Inc.	4,137	314,619
Agios Pharmaceuticals, Inc. *	41	2,198
Alexion Pharmaceuticals, Inc. *	471	57,914
Allergan plc	4,398	633,224
Alnylam Pharmaceuticals, Inc. *	149	12,446
Amgen, Inc.	485	90,748
Bio-Rad Laboratories, Inc., Class A *	273	68,215
Biogen, Inc. *	137	45,728
Bluebird Bio, Inc. *	228	30,422
Bristol-Myers Squibb Co.	9,936	490,540
Bruker Corp.	752	26,365
Catalent, Inc. *	1,437	53,068
Charles River Laboratories International, Inc. *	168	20,696
Elanco Animal Health, Inc. *	484	14,123
Eli Lilly & Co.	4,687	561,784
Gilead Sciences, Inc.	4,276	299,363
IQVIA Holdings, Inc. *	2,114	272,727
Jazz Pharmaceuticals plc *	62	7,805
Johnson & Johnson	28,583	3,803,826
Merck & Co., Inc.	31,527	2,346,555
Mylan N.V. *	6,710	200,965
PerkinElmer, Inc.	1,428	129,234
Perrigo Co., plc	1,647	76,503
Pfizer, Inc.	75,327	3,197,631
QIAGEN N.V. *	2,878	106,572
Thermo Fisher Scientific, Inc.	4,900	1,203,783
United Therapeutics Corp. *	553	63,777
Waters Corp. *	68	15,723
		14,146,554

Real Estate 5.1%
Alexandria Real Estate Equities, Inc.	1,273	167,667
American Campus Communities, Inc.	1,747	80,397
American Homes 4 Rent, Class A	3,323	73,472
Apartment Investment & Management Co., Class A	2,009	99,486
Apple Hospitality REIT, Inc.	2,820	46,276
AvalonBay Communities, Inc.	1,793	345,906
Boston Properties, Inc.	2,000	263,740
Brandywine Realty Trust	2,395	36,045
Brixmor Property Group, Inc.	3,887	66,584
Brookfield Property REIT, Inc., Class A	1,576	28,683
Camden Property Trust	1,153	111,783
CBRE Group, Inc., Class A *	2,131	97,493
Colony Capital, Inc.	5,995	36,390
Columbia Property Trust, Inc.	1,565	34,540
Corporate Office Properties Trust	1,363	33,652
Crown Castle International Corp.	1,319	154,402
CubeSmart	2,382	73,723
Security	Number of Shares	Value ($)
CyrusOne, Inc.	1,354	73,387
Digital Realty Trust, Inc.	2,663	288,509
Douglas Emmett, Inc.	2,061	77,968
Duke Realty Corp.	4,624	135,206
Empire State Realty Trust, Inc., Class A	1,780	27,519
EPR Properties	949	69,334
Equity Commonwealth	1,526	49,381
Equity Residential	4,661	338,202
Essex Property Trust, Inc.	851	230,791
Extra Space Storage, Inc.	204	20,116
Federal Realty Investment Trust	946	125,411
Gaming & Leisure Properties, Inc.	1,665	62,437
HCP, Inc.	6,117	192,930
Healthcare Trust of America, Inc., Class A	2,648	75,256
Highwoods Properties, Inc.	1,313	58,192
Hospitality Properties Trust	2,106	56,146
Host Hotels & Resorts, Inc.	9,503	171,624
Hudson Pacific Properties, Inc.	1,751	56,855
Invitation Homes, Inc.	3,874	87,126
Iron Mountain, Inc.	3,685	137,082
JBG SMITH Properties	1,357	52,448
Jones Lang LaSalle, Inc.	583	83,608
Kilroy Realty Corp.	1,274	89,766
Kimco Realty Corp.	5,234	89,030
Lamar Advertising Co., Class A	99	7,371
Liberty Property Trust	1,897	89,425
Life Storage, Inc.	560	55,031
Medical Properties Trust, Inc.	4,667	84,939
Mid-America Apartment Communities, Inc.	1,475	149,388
National Retail Properties, Inc.	2,056	108,372
Omega Healthcare Investors, Inc.	2,337	93,924
Outfront Media, Inc.	1,818	37,723
Paramount Group, Inc.	2,772	40,139
Park Hotels & Resorts, Inc.	2,579	77,551
Prologis, Inc.	8,125	561,925
Rayonier, Inc.	1,674	50,957
Realogy Holdings Corp.	1,615	28,666
Realty Income Corp.	3,843	263,976
Regency Centers Corp.	1,970	128,050
Retail Properties of America, Inc., Class A	2,837	35,860
Retail Value, Inc.	219	6,660
Senior Housing Properties Trust	3,076	42,357
Simon Property Group, Inc.	326	59,371
SITE Centers Corp.	2,109	27,565
SL Green Realty Corp.	1,060	97,976
Spirit Realty Capital, Inc.	1,117	44,367
STORE Capital Corp.	2,460	79,507
Sun Communities, Inc.	1,091	119,912
The Howard Hughes Corp. *	305	33,867
The Macerich Co.	1,746	80,595
UDR, Inc.	3,432	150,150
Uniti Group, Inc.	2,197	43,742
Ventas, Inc.	4,624	298,202
VEREIT, Inc.	12,519	101,153
VICI Properties, Inc.	5,205	112,064
Vornado Realty Trust	2,237	156,389
Weingarten Realty Investors	1,558	44,699
Welltower, Inc.	4,834	374,587
Weyerhaeuser Co.	9,704	254,633
WP Carey, Inc.	2,070	155,022
		8,494,678

Retailing 1.5%
Advance Auto Parts, Inc.	631	100,455
AutoNation, Inc. *	750	29,063
AutoZone, Inc. *	42	35,588
Best Buy Co., Inc.	2,274	134,712
CarMax, Inc. *	888	52,197

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dick’s Sporting Goods, Inc.	979	34,568
Dollar Tree, Inc. *	2,522	244,205
eBay, Inc. *	9,189	309,210
Foot Locker, Inc.	1,504	84,059
Genuine Parts Co.	1,843	183,968
Kohl’s Corp.	2,160	148,370
L Brands, Inc.	2,389	66,510
LKQ Corp. *	3,486	91,403
Macy’s, Inc.	3,976	104,569
Penske Automotive Group, Inc.	445	20,862
Qurate Retail, Inc. *	5,387	117,167
Target Corp.	6,823	498,079
The Gap, Inc.	2,677	68,103
The Michaels Cos., Inc. *	1,084	15,024
Tiffany & Co.	1,302	115,526
Williams-Sonoma, Inc.	806	43,871
		2,497,509

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	4,041	399,493
Broadcom, Inc.	2,144	575,128
Cypress Semiconductor Corp.	1,395	19,349
First Solar, Inc. *	1,063	53,777
Intel Corp.	59,328	2,795,535
Marvell Technology Group Ltd.	5,205	96,449
Micron Technology, Inc. *	3,187	121,807
NXP Semiconductors N.V.	4,224	367,615
Qorvo, Inc. *	1,619	105,818
QUALCOMM, Inc.	15,740	779,445
Skyworks Solutions, Inc.	679	49,594
Teradyne, Inc.	1,939	69,784
		5,433,794

Software & Services 2.7%
Akamai Technologies, Inc. *	134	8,723
Amdocs Ltd.	1,852	103,490
Aspen Technology, Inc. *	46	4,445
Autodesk, Inc. *	454	66,829
Booz Allen Hamilton Holding Corp.	96	4,717
Cognizant Technology Solutions Corp., Class A	744	51,842
Conduent, Inc. *	2,433	31,021
CoreLogic, Inc. *	378	13,721
DXC Technology Co.	3,635	233,076
Elastic N.V. *	32	2,720
Euronet Worldwide, Inc. *	323	37,148
Fidelity National Information Services, Inc.	3,874	404,949
FireEye, Inc. *	819	14,480
Genpact Ltd.	1,252	37,347
International Business Machines Corp.	3,351	450,442
Leidos Holdings, Inc.	1,860	107,880
LogMeIn, Inc.	215	19,999
Microsoft Corp.	5,210	544,080
Nuance Communications, Inc. *	3,694	58,624
Oracle Corp.	29,862	1,499,968
Pluralsight, Inc., Class A *	90	2,698
Sabre Corp.	670	15,397
SolarWinds Corp. *	34	597
SS&C Technologies Holdings, Inc.	181	9,320
Symantec Corp.	8,316	174,802
Synopsys, Inc. *	1,737	162,149
Teradata Corp. *	436	19,350
The Western Union Co.	4,159	75,902
Worldpay, Inc., Class A *	3,530	294,684
		4,450,400

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 3.2%
ARRIS International plc *	2,100	65,919
Arrow Electronics, Inc. *	1,150	87,343
Avnet, Inc.	1,427	58,792
Cisco Systems, Inc.	58,873	2,784,104
Coherent, Inc. *	86	10,165
CommScope Holding Co., Inc. *	2,469	51,627
Corning, Inc.	10,228	340,183
Dell Technologies, Inc., Class C *	1,787	86,830
Dolby Laboratories, Inc., Class A	807	52,156
EchoStar Corp., Class A *	600	24,588
FLIR Systems, Inc.	1,584	77,426
Hewlett Packard Enterprise Co.	19,063	297,192
HP, Inc.	20,565	453,047
Jabil, Inc.	2,052	54,686
Juniper Networks, Inc.	4,417	114,577
Keysight Technologies, Inc. *	2,419	179,054
Littelfuse, Inc.	51	8,962
Motorola Solutions, Inc.	1,880	219,791
National Instruments Corp.	261	11,541
NCR Corp. *	269	7,196
Trimble, Inc. *	3,234	121,793
Western Digital Corp.	3,759	169,117
Xerox Corp.	2,693	75,970
		5,352,059

Telecommunication Services 3.7%
AT&T, Inc.	94,372	2,836,822
CenturyLink, Inc.	12,481	191,209
Sprint Corp. *	8,467	52,834
T-Mobile US, Inc. *	1,385	96,423
Telephone & Data Systems, Inc.	1,286	46,579
United States Cellular Corp. *	165	9,501
Verizon Communications, Inc.	53,712	2,957,383
		6,190,751

Transportation 1.6%
Alaska Air Group, Inc.	1,547	98,931
AMERCO	89	32,277
American Airlines Group, Inc.	5,399	193,122
Copa Holdings S.A., Class A	410	38,889
CSX Corp.	5,530	363,321
Delta Air Lines, Inc.	6,208	306,861
Genesee & Wyoming, Inc., Class A *	603	47,348
JetBlue Airways Corp. *	3,915	70,431
Kansas City Southern	1,329	140,542
Kirby Corp. *	763	57,156
Knight-Swift Transportation Holdings, Inc.	1,637	51,975
Macquarie Infrastructure Corp.	1,037	44,767
Norfolk Southern Corp.	3,533	592,625
Ryder System, Inc.	682	39,495
Schneider National, Inc., Class B	499	10,599
Southwest Airlines Co.	1,940	110,114
Union Pacific Corp.	776	123,438
United Continental Holdings, Inc. *	3,171	276,733
		2,598,624

Utilities 6.2%
AES Corp.	8,564	140,364
Alliant Energy Corp.	3,101	137,901
Ameren Corp.	3,153	218,629
American Electric Power Co., Inc.	6,414	507,476
American Water Works Co., Inc.	2,353	225,112
Aqua America, Inc.	2,281	79,949
Atmos Energy Corp.	1,407	137,365

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Avangrid, Inc.	737	36,754
CenterPoint Energy, Inc.	6,489	200,640
CMS Energy Corp.	3,650	190,311
Consolidated Edison, Inc.	4,039	313,628
Dominion Energy, Inc.	9,850	691,864
DTE Energy Co.	2,352	276,948
Duke Energy Corp.	9,261	812,931
Edison International	4,109	234,090
Entergy Corp.	2,344	209,061
Evergy, Inc.	3,404	195,117
Eversource Energy	4,116	285,692
Exelon Corp.	12,529	598,385
FirstEnergy Corp.	6,291	246,607
Hawaiian Electric Industries, Inc.	1,402	52,140
MDU Resources Group, Inc.	2,500	64,275
National Fuel Gas Co.	1,048	60,050
NextEra Energy, Inc.	6,199	1,109,497
NiSource, Inc.	4,674	127,507
NRG Energy, Inc.	3,755	153,617
OGE Energy Corp.	2,592	106,142
PG&E Corp. *	6,709	87,217
Pinnacle West Capital Corp.	1,447	127,510
PPL Corp.	9,361	293,187
Public Service Enterprise Group, Inc.	6,536	356,539
Sempra Energy	3,548	415,045
Security	Number of Shares	Value ($)
The Southern Co.	13,366	649,588
UGI Corp.	2,236	127,519
Vectren Corp.	1,066	77,157
Vistra Energy Corp. *	5,127	128,739
WEC Energy Group, Inc.	4,104	299,715
Xcel Energy, Inc.	6,607	345,943
		10,320,211
Total Common Stock
(Cost $161,523,598)		164,718,152

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires expires 03/15/19	12	706,020	9,105
*	Non-income producing security.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$164,718,152	$—	$—	$164,718,152
Futures Contracts[2]	9,105	—	—	9,105
Total	$164,727,257	$—	$—	$164,727,257
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab® U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.9%
Adient plc	3,564	70,353
Aptiv plc	10,273	812,902
BorgWarner, Inc.	8,093	331,004
Gentex Corp.	10,432	220,950
Harley-Davidson, Inc.	6,338	233,619
Lear Corp.	2,490	383,286
The Goodyear Tire & Rubber Co.	8,977	190,223
Thor Industries, Inc.	1,934	125,942
Visteon Corp. *	1,115	85,732
		2,454,011

Banks 4.3%
Associated Banc-Corp.	6,310	136,612
Bank of Hawaii Corp.	1,591	123,032
Bank OZK	4,743	143,903
BankUnited, Inc.	3,882	131,250
BOK Financial Corp.	1,265	105,134
CIT Group, Inc.	4,108	189,749
Citizens Financial Group, Inc.	18,153	615,750
Comerica, Inc.	6,258	492,755
Commerce Bancshares, Inc.	3,852	230,350
Cullen/Frost Bankers, Inc.	2,228	216,740
East West Bancorp, Inc.	5,581	280,836
F.N.B. Corp.	12,443	144,961
Fifth Third Bancorp	25,423	681,845
First Citizens BancShares, Inc., Class A	304	123,889
First Hawaiian, Inc.	4,159	107,011
First Horizon National Corp.	12,569	184,513
First Republic Bank	6,335	612,151
Huntington Bancshares, Inc.	40,927	541,873
KeyCorp	39,932	657,680
M&T Bank Corp.	5,431	893,617
New York Community Bancorp, Inc.	18,418	214,017
PacWest Bancorp	4,783	184,576
People’s United Financial, Inc.	14,311	234,414
Pinnacle Financial Partners, Inc.	2,906	156,256
Popular, Inc.	3,809	208,009
Prosperity Bancshares, Inc.	2,593	184,466
Regions Financial Corp.	40,082	608,044
Signature Bank	2,090	266,078
Sterling Bancorp	8,577	165,021
SunTrust Banks, Inc.	17,410	1,034,502
SVB Financial Group *	2,054	479,363
Synovus Financial Corp.	6,247	221,269
TCF Financial Corp.	6,446	142,843
Texas Capital Bancshares, Inc. *	1,932	112,578
TFS Financial Corp.	1,942	31,674
Umpqua Holdings Corp.	8,443	149,272
Webster Financial Corp.	3,539	190,681
Western Alliance Bancorp *	3,833	169,725
Security	Number of Shares	Value ($)
Wintrust Financial Corp.	2,144	152,524
Zions Bancorp NA	7,337	349,168
		11,868,131

Capital Goods 9.1%
A.O. Smith Corp.	5,519	264,139
Acuity Brands, Inc.	1,538	185,960
AECOM *	6,063	185,588
AGCO Corp.	2,517	161,591
Air Lease Corp.	3,784	143,565
Allegion plc	3,676	315,621
Allison Transmission Holdings, Inc.	4,459	217,020
AMETEK, Inc.	8,861	645,967
Arconic, Inc.	16,701	314,313
Arcosa, Inc.	1,867	54,946
Armstrong World Industries, Inc.	1,660	112,946
BWX Technologies, Inc.	3,882	180,202
Carlisle Cos., Inc.	2,268	244,332
Colfax Corp. *	3,273	81,007
Crane Co.	1,948	161,216
Cummins, Inc.	5,771	848,972
Curtiss-Wright Corp.	1,702	193,211
Donaldson Co., Inc.	4,967	234,840
Dover Corp.	5,596	491,497
Fastenal Co.	11,137	673,343
Flowserve Corp.	5,088	224,076
Fluor Corp.	5,465	199,855
Fortive Corp.	11,385	853,761
Fortune Brands Home & Security, Inc.	5,519	250,011
Gardner Denver Holdings, Inc. *	4,868	120,094
Gates Industrial Corp. plc *	1,743	25,988
Graco, Inc.	6,395	277,095
GrafTech International Ltd.	2,164	28,586
Harris Corp.	4,598	704,322
HD Supply Holdings, Inc. *	7,158	300,207
HEICO Corp.	1,502	126,919
HEICO Corp., Class A	2,944	206,168
Hexcel Corp.	3,350	226,828
Hubbell, Inc.	2,117	231,452
Huntington Ingalls Industries, Inc.	1,640	338,578
IDEX Corp.	2,974	409,996
Ingersoll-Rand plc	9,496	949,980
ITT, Inc.	3,401	178,757
Jacobs Engineering Group, Inc.	4,944	320,371
L3 Technologies, Inc.	3,036	597,728
Lennox International, Inc.	1,387	318,011
Lincoln Electric Holdings, Inc.	2,423	209,444
Masco Corp.	11,776	381,660
MSC Industrial Direct Co., Inc., Class A	1,735	144,855
Nordson Corp.	2,236	289,875
nVent Electric plc	6,195	154,999
Oshkosh Corp.	2,802	210,290
Owens Corning	4,167	218,309
PACCAR, Inc.	13,318	872,595
Parker-Hannifin Corp.	5,143	847,618
Pentair plc	6,084	250,600

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quanta Services, Inc.	5,657	199,918
Regal Beloit Corp.	1,661	127,498
Rockwell Automation, Inc.	4,666	790,980
Roper Technologies, Inc.	3,929	1,112,929
Sensata Technologies Holding plc *	6,284	298,490
Snap-on, Inc.	2,181	362,024
Spirit AeroSystems Holdings, Inc., Class A	4,092	341,273
Stanley Black & Decker, Inc.	5,867	741,823
Teledyne Technologies, Inc. *	1,370	307,181
Terex Corp.	2,544	78,126
Textron, Inc.	9,448	502,917
The Middleby Corp. *	2,126	250,060
The Timken Co.	2,640	112,438
The Toro Co.	4,006	238,357
TransDigm Group, Inc. *	1,879	734,689
Trinity Industries, Inc.	5,579	130,437
United Rentals, Inc. *	3,141	393,442
Univar, Inc. *	4,408	91,819
USG Corp.	3,180	137,217
Valmont Industries, Inc.	841	108,489
W.W. Grainger, Inc.	1,763	520,773
WABCO Holdings, Inc. *	2,018	230,516
Wabtec Corp.	3,335	230,649
Watsco, Inc.	1,235	182,138
Welbilt, Inc. *	5,112	71,670
WESCO International, Inc. *	1,838	96,311
Xylem, Inc.	6,961	496,041
		25,067,509

Commercial & Professional Services 2.4%
ADT, Inc.	3,985	28,772
Cintas Corp.	3,386	634,909
Clean Harbors, Inc. *	1,983	117,414
Copart, Inc. *	7,880	398,964
CoStar Group, Inc. *	1,387	541,956
Equifax, Inc.	4,642	496,787
IHS Markit Ltd. *	14,811	768,987
KAR Auction Services, Inc.	5,224	271,700
ManpowerGroup, Inc.	2,400	189,672
Nielsen Holdings plc	13,766	353,511
Republic Services, Inc.	8,430	646,665
Robert Half International, Inc.	4,568	294,316
Rollins, Inc.	5,641	210,071
Stericycle, Inc. *	3,234	142,555
The Dun & Bradstreet Corp.	1,444	209,005
TransUnion	7,134	433,890
Verisk Analytics, Inc. *	6,215	729,703
		6,468,877

Consumer Durables & Apparel 2.9%
Brunswick Corp.	3,380	170,081
Capri Holdings Ltd. *	5,447	231,388
Carter’s, Inc.	1,743	144,495
Columbia Sportswear Co.	1,168	104,174
D.R. Horton, Inc.	13,389	514,807
Garmin Ltd.	4,409	305,015
Hanesbrands, Inc.	13,814	207,072
Hasbro, Inc.	4,503	407,792
Leggett & Platt, Inc.	5,049	206,807
Lennar Corp., B Shares	625	23,825
Lennar Corp., Class A	11,124	527,500
lululemon Athletica, Inc. *	3,701	547,045
Mattel, Inc. *	13,246	156,833
Mohawk Industries, Inc. *	2,413	310,770
Newell Brands, Inc.	16,861	357,622
NVR, Inc. *	123	327,180
Polaris Industries, Inc.	2,272	190,575
Security	Number of Shares	Value ($)
PulteGroup, Inc.	9,875	274,624
PVH Corp.	2,961	323,075
Ralph Lauren Corp.	2,095	243,313
Skechers U.S.A., Inc., Class A *	5,117	139,029
Tapestry, Inc.	11,181	432,816
Tempur Sealy International, Inc. *	1,783	94,535
Toll Brothers, Inc.	5,298	195,708
Under Armour, Inc., Class A *	7,232	149,992
Under Armour, Inc., Class C *	7,360	139,398
VF Corp.	12,548	1,056,165
Whirlpool Corp.	2,422	322,150
		8,103,786

Consumer Services 3.1%
Aramark	9,480	312,366
Bright Horizons Family Solutions, Inc. *	2,216	256,591
Caesars Entertainment Corp. *	22,124	202,213
Chipotle Mexican Grill, Inc. *	945	500,481
Choice Hotels International, Inc.	1,341	106,154
Darden Restaurants, Inc.	4,805	504,189
Domino’s Pizza, Inc.	1,607	455,954
Dunkin’ Brands Group, Inc.	3,217	220,011
Extended Stay America, Inc.	7,263	124,197
frontdoor, Inc. *	2,622	77,926
Graham Holdings Co., Class B	162	107,730
Grand Canyon Education, Inc. *	1,829	169,987
H&R Block, Inc.	8,001	188,744
Hilton Grand Vacations, Inc. *	3,723	112,956
Hilton Worldwide Holdings, Inc.	10,824	806,171
Hyatt Hotels Corp., Class A	1,620	113,254
International Game Technology plc	3,772	61,710
MGM Resorts International	19,083	561,803
Norwegian Cruise Line Holdings Ltd. *	8,477	435,972
Royal Caribbean Cruises Ltd.	6,457	775,163
Service Corp. International	6,740	289,281
ServiceMaster Global Holdings, Inc. *	5,288	206,179
Six Flags Entertainment Corp.	2,806	172,822
The Wendy’s Co.	7,157	123,959
Vail Resorts, Inc.	1,552	292,180
Wyndham Destinations, Inc.	3,689	155,454
Wyndham Hotels & Resorts, Inc.	3,775	185,315
Wynn Resorts Ltd.	3,995	491,425
Yum China Holdings, Inc.	14,101	513,981
		8,524,168

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	2,041	214,203
AGNC Investment Corp.	20,007	358,325
Ally Financial, Inc.	16,353	426,159
Ameriprise Financial, Inc.	5,400	683,640
Annaly Capital Management, Inc.	53,652	560,127
AXA Equitable Holdings, Inc.	7,699	142,739
BGC Partners, Inc., Class A	10,604	65,639
Cboe Global Markets, Inc.	4,339	404,699
Chimera Investment Corp.	7,177	136,578
Credit Acceptance Corp. *	436	173,537
Discover Financial Services	13,016	878,450
E*TRADE Financial Corp.	9,878	460,908
Eaton Vance Corp.	4,379	168,679
Evercore, Inc., Class A	1,541	137,842
FactSet Research Systems, Inc.	1,446	316,139
Franklin Resources, Inc.	11,690	346,141
Interactive Brokers Group, Inc., Class A	2,840	143,136
Invesco Ltd.	15,671	285,526
Jefferies Financial Group, Inc.	11,308	235,319
Lazard Ltd., Class A	4,511	179,493
Legg Mason, Inc.	3,324	99,055

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LPL Financial Holdings, Inc.	3,336	234,754
MarketAxess Holdings, Inc.	1,416	304,114
MFA Financial, Inc.	17,249	126,435
Moody’s Corp.	6,461	1,024,133
Morningstar, Inc.	698	86,657
MSCI, Inc.	3,373	574,321
Nasdaq, Inc.	4,475	393,979
Navient Corp.	10,110	115,254
New Residential Investment Corp.	14,090	239,248
Northern Trust Corp.	7,910	699,719
OneMain Holdings, Inc. *	2,931	87,608
Raymond James Financial, Inc.	5,086	409,423
Santander Consumer USA Holdings, Inc.	4,422	84,283
SEI Investments Co.	5,092	242,074
SLM Corp. *	17,004	182,113
Starwood Property Trust, Inc.	10,426	230,206
Synchrony Financial	28,782	864,611
T. Rowe Price Group, Inc.	9,150	855,159
Two Harbors Investment Corp.	9,597	140,020
Virtu Financial, Inc., Class A	1,589	40,599
Voya Financial, Inc.	6,027	279,834
		13,630,878

Energy 4.2%
Antero Resources Corp. *	9,419	94,755
Apache Corp.	14,846	487,246
Apergy Corp. *	3,036	102,070
Cabot Oil & Gas Corp.	16,839	420,133
Centennial Resource Development, Inc., Class A *	6,990	92,058
Cheniere Energy, Inc. *	8,950	587,568
Chesapeake Energy Corp. *	40,447	115,274
Cimarex Energy Co.	3,649	274,916
CNX Resources Corp. *	7,816	94,886
Concho Resources, Inc. *	7,545	904,193
Continental Resources, Inc. *	3,361	155,177
Devon Energy Corp.	18,155	483,831
Diamondback Energy, Inc.	6,092	628,207
EQT Corp.	9,896	192,675
Equitrans Midstream Corp. *	8,231	171,369
Extraction Oil & Gas, Inc. *	4,447	17,521
Helmerich & Payne, Inc.	4,115	230,399
Hess Corp.	10,150	548,100
HollyFrontier Corp.	6,182	348,294
Kosmos Energy Ltd. *	9,057	46,462
Marathon Oil Corp.	32,186	508,217
Murphy Oil Corp.	6,383	174,575
Nabors Industries Ltd.	13,009	38,507
National Oilwell Varco, Inc.	14,832	437,247
Newfield Exploration Co. *	7,769	142,017
Noble Energy, Inc.	18,555	414,519
ONEOK, Inc.	15,898	1,020,811
Parsley Energy, Inc., Class A *	10,191	189,349
Patterson-UTI Energy, Inc.	8,349	101,273
PBF Energy, Inc., Class A	4,577	167,610
QEP Resources, Inc. *	9,141	75,596
Range Resources Corp.	8,055	88,847
RPC, Inc.	2,182	23,544
SM Energy Co.	4,282	84,013
Targa Resources Corp.	8,722	375,133
The Williams Cos., Inc.	47,155	1,269,884
Transocean Ltd. *	19,853	170,140
Weatherford International plc *	38,528	24,982
Whiting Petroleum Corp. *	3,515	100,634
WPX Energy, Inc. *	15,470	189,662
		11,591,694

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	1,401	180,281
Sprouts Farmers Market, Inc. *	4,810	115,344
The Kroger Co.	30,780	871,997
U.S. Foods Holding Corp. *	8,362	281,966
		1,449,588

Food, Beverage & Tobacco 2.8%
Archer-Daniels-Midland Co.	21,659	972,489
Brown-Forman Corp., Class A	2,006	94,342
Brown-Forman Corp., Class B	10,941	516,962
Bunge Ltd.	5,464	300,903
Campbell Soup Co.	6,880	243,758
ConAgra Brands, Inc.	18,709	404,863
Flowers Foods, Inc.	6,976	137,148
Hormel Foods Corp.	10,492	444,021
Ingredion, Inc.	2,735	270,765
Kellogg Co.	9,630	568,266
Keurig Dr Pepper, Inc.	6,939	188,880
Lamb Weston Holdings, Inc.	5,678	410,519
McCormick & Co., Inc. — Non Voting Shares	4,712	582,592
Molson Coors Brewing Co., Class B	6,742	449,085
Pilgrim’s Pride Corp. *	2,003	40,581
Post Holdings, Inc. *	2,515	233,442
Seaboard Corp.	10	38,642
The Hain Celestial Group, Inc. *	3,566	65,365
The Hershey Co.	5,442	577,396
The JM Smucker Co.	4,270	447,838
TreeHouse Foods, Inc. *	2,095	122,264
Tyson Foods, Inc., Class A	11,282	698,581
		7,808,702

Health Care Equipment & Services 6.1%
ABIOMED, Inc. *	1,654	580,670
Acadia Healthcare Co., Inc. *	3,388	92,696
Align Technology, Inc. *	3,073	765,023
AmerisourceBergen Corp.	6,115	509,807
athenahealth, Inc. *	1,550	208,847
Cantel Medical Corp.	1,422	115,779
Cardinal Health, Inc.	11,567	578,003
Centene Corp. *	7,866	1,027,064
Cerner Corp. *	12,285	674,569
Chemed Corp.	602	179,360
DaVita, Inc. *	5,028	282,222
DENTSPLY SIRONA, Inc.	8,442	354,142
DexCom, Inc. *	3,387	477,669
Edwards Lifesciences Corp. *	8,141	1,387,389
Encompass Health Corp.	3,796	253,725
Henry Schein, Inc. *	5,893	457,886
Hill-Rom Holdings, Inc.	2,565	256,551
Hologic, Inc. *	10,539	467,932
ICU Medical, Inc. *	602	149,778
IDEXX Laboratories, Inc. *	3,329	708,345
Insulet Corp. *	2,266	183,976
Integra LifeSciences Holdings Corp. *	2,769	131,140
Laboratory Corp. of America Holdings *	3,905	544,162
Masimo Corp. *	1,795	223,280
MEDNAX, Inc. *	3,363	121,438
Molina Healthcare, Inc. *	2,401	319,285
Penumbra, Inc. *	1,178	171,411
Premier, Inc., Class A *	2,004	79,739
Quest Diagnostics, Inc.	5,243	457,976
ResMed, Inc.	5,449	518,581
STERIS plc	3,244	370,011
Teleflex, Inc.	1,769	483,821
The Cooper Cos., Inc.	1,877	523,232

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Universal Health Services, Inc., Class B	3,242	429,662
Varian Medical Systems, Inc. *	3,534	466,594
Veeva Systems, Inc., Class A *	4,714	514,109
WellCare Health Plans, Inc. *	1,933	534,436
West Pharmaceutical Services, Inc.	2,835	306,945
Zimmer Biomet Holdings, Inc.	7,896	865,086
		16,772,341

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	9,473	612,051
Coty, Inc., Class A *	18,175	141,038
Energizer Holdings, Inc.	2,270	107,598
Herbalife Nutrition Ltd. *	4,205	251,038
Nu Skin Enterprises, Inc., Class A	2,137	140,294
Spectrum Brands Holdings, Inc.	1,560	87,173
The Clorox Co.	4,977	738,487
		2,077,679

Insurance 3.7%
Alleghany Corp.	558	352,411
American Financial Group, Inc.	2,789	266,043
American National Insurance Co.	280	38,973
Arch Capital Group Ltd. *	14,971	439,399
Arthur J. Gallagher & Co.	7,001	523,045
Aspen Insurance Holdings Ltd.	2,314	96,563
Assurant, Inc.	1,996	192,394
Assured Guaranty Ltd.	4,054	164,430
Athene Holding Ltd., Class A *	6,131	263,020
Axis Capital Holdings Ltd.	3,188	170,717
Brighthouse Financial, Inc. *	4,619	172,473
Brown & Brown, Inc.	9,000	244,440
Cincinnati Financial Corp.	5,935	481,447
CNA Financial Corp.	1,097	50,308
Erie Indemnity Co., Class A	962	140,818
Everest Re Group Ltd.	1,573	344,566
Fidelity National Financial, Inc.	10,269	371,327
First American Financial Corp.	4,229	211,788
Lincoln National Corp.	8,245	482,250
Loews Corp.	10,776	516,170
Markel Corp. *	527	555,200
Mercury General Corp.	1,041	53,820
Old Republic International Corp.	11,014	221,932
Principal Financial Group, Inc.	10,846	543,059
Reinsurance Group of America, Inc.	2,423	350,002
RenaissanceRe Holdings Ltd.	1,548	213,670
The Hanover Insurance Group, Inc.	1,640	187,026
The Hartford Financial Services Group, Inc.	13,852	649,936
Torchmark Corp.	4,012	336,045
Unum Group	8,038	279,401
W. R. Berkley Corp.	3,676	282,648
White Mountains Insurance Group Ltd.	120	107,230
Willis Towers Watson plc	5,025	818,020
		10,120,571

Materials 5.1%
Albemarle Corp.	4,098	330,832
Alcoa Corp. *	7,269	215,744
AptarGroup, Inc.	2,417	239,573
Ardagh Group S.A.	633	7,672
Ashland Global Holdings, Inc.	2,414	183,223
Avery Dennison Corp.	3,344	349,281
Axalta Coating Systems Ltd. *	8,130	208,291
Ball Corp.	12,940	676,503
Bemis Co., Inc.	3,484	170,159
Berry Global Group, Inc. *	5,107	251,520
Cabot Corp.	2,285	107,144
Security	Number of Shares	Value ($)
Celanese Corp.	5,188	496,803
CF Industries Holdings, Inc.	8,943	390,362
Crown Holdings, Inc. *	5,018	255,918
Domtar Corp.	2,431	114,014
Eagle Materials, Inc.	1,783	126,593
Eastman Chemical Co.	5,478	441,636
FMC Corp.	5,201	415,040
Freeport-McMoRan, Inc.	56,133	653,388
Graphic Packaging Holding Co.	12,043	145,359
Huntsman Corp.	8,451	185,668
International Flavors & Fragrances, Inc.	3,913	554,785
International Paper Co.	15,859	752,192
Martin Marietta Materials, Inc.	2,437	430,569
NewMarket Corp.	296	118,723
Newmont Mining Corp.	20,677	705,292
Nucor Corp.	12,184	746,148
Olin Corp.	6,472	152,804
Owens-Illinois, Inc.	6,140	123,230
Packaging Corp. of America	3,626	342,004
Platform Specialty Products Co. *	8,655	97,282
Reliance Steel & Aluminum Co.	2,633	215,590
Royal Gold, Inc.	2,524	220,522
RPM International, Inc.	5,068	289,687
Sealed Air Corp.	6,072	239,844
Silgan Holdings, Inc.	2,986	82,473
Sonoco Products Co.	3,830	220,531
Steel Dynamics, Inc.	8,499	310,978
The Chemours Co.	6,652	237,809
The Mosaic Co.	13,569	438,007
The Scotts Miracle-Gro Co.	1,553	115,466
United States Steel Corp.	6,839	154,151
Valvoline, Inc.	7,450	164,720
Vulcan Materials Co.	5,099	518,313
W.R. Grace & Co.	2,585	183,561
Westlake Chemical Corp.	1,406	103,903
WestRock Co.	9,710	395,294
		13,878,601

Media & Entertainment 3.2%
AMC Networks, Inc., Class A *	1,692	106,494
Cable One, Inc.	166	146,800
CBS Corp., Class B — Non Voting Shares	12,604	623,394
Cinemark Holdings, Inc.	4,174	170,800
Discovery, Inc., Class A *	6,009	170,535
Discovery, Inc., Class C *	13,349	355,751
DISH Network Corp., Class A *	8,613	264,161
GCI Liberty, Inc., Class A *	3,915	199,274
IAC/InterActiveCorp *	2,887	609,965
John Wiley & Sons, Inc., Class A	1,694	87,715
Liberty Broadband Corp., Class A *	968	82,057
Liberty Broadband Corp., Class C *	4,044	343,821
Liberty Media Corp. — Liberty Formula One, Class A *	965	29,529
Liberty Media Corp. — Liberty Formula One, Class C *	7,656	240,169
Liberty Media Corp. — Liberty SiriusXM, Class A *	3,243	129,007
Liberty Media Corp. — Liberty SiriusXM, Class C *	6,435	257,143
Lions Gate Entertainment Corp., Class A	1,999	36,722
Lions Gate Entertainment Corp., Class B	3,759	65,895
Live Nation Entertainment, Inc. *	5,348	286,172
Match Group, Inc.	2,054	109,868
News Corp., Class A	14,876	190,859
News Corp., Class B	4,666	60,331
Omnicom Group, Inc.	8,628	671,949
Sirius XM Holdings, Inc.	64,244	374,543
Take-Two Interactive Software, Inc. *	4,386	462,942

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Interpublic Group of Cos., Inc.	14,845	337,724
The Madison Square Garden Co., Class A *	709	197,031
Tribune Media Co., Class A	3,365	154,487
TripAdvisor, Inc. *	4,051	232,446
Twitter, Inc. *	27,748	931,223
Viacom, Inc., Class A	415	14,230
Viacom, Inc., Class B	13,674	402,289
Zillow Group, Inc., Class A *	2,155	75,016
Zillow Group, Inc., Class C *	4,744	166,467
Zynga, Inc., Class A *	29,343	131,457
		8,718,266

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Agilent Technologies, Inc.	12,358	939,826
Agios Pharmaceuticals, Inc. *	1,955	104,788
Alkermes plc *	5,922	194,656
Alnylam Pharmaceuticals, Inc. *	3,457	288,763
Bio-Rad Laboratories, Inc., Class A *	815	203,644
Bio-Techne Corp.	1,436	250,525
BioMarin Pharmaceutical, Inc. *	6,845	671,974
Bluebird Bio, Inc. *	2,103	280,603
Bruker Corp.	3,925	137,610
Catalent, Inc. *	5,563	205,442
Charles River Laboratories International, Inc. *	1,839	226,546
Elanco Animal Health, Inc. *	2,766	80,712
Exact Sciences Corp. *	4,652	419,052
Exelixis, Inc. *	11,370	267,991
Incyte Corp. *	6,806	548,496
Ionis Pharmaceuticals, Inc. *	4,841	280,778
IQVIA Holdings, Inc. *	6,314	814,569
Jazz Pharmaceuticals plc *	2,275	286,400
Mettler-Toledo International, Inc. *	951	606,890
Mylan N.V. *	19,920	596,604
Nektar Therapeutics *	6,048	256,072
Neurocrine Biosciences, Inc. *	3,454	304,712
PerkinElmer, Inc.	4,247	384,353
Perrigo Co., plc	4,966	230,671
PRA Health Sciences, Inc. *	2,244	237,797
QIAGEN N.V. *	8,571	317,384
Sage Therapeutics, Inc. *	1,762	251,244
Sarepta Therapeutics, Inc. *	2,567	358,636
Seattle Genetics, Inc. *	4,208	321,617
United Therapeutics Corp. *	1,655	190,871
Waters Corp. *	2,915	674,006
		10,933,232

Real Estate 9.3%
Alexandria Real Estate Equities, Inc.	4,110	541,328
American Campus Communities, Inc.	5,297	243,768
American Homes 4 Rent, Class A	10,059	222,404
Apartment Investment & Management Co., Class A	5,995	296,872
Apple Hospitality REIT, Inc.	8,366	137,286
AvalonBay Communities, Inc.	5,355	1,033,087
Boston Properties, Inc.	5,992	790,165
Brandywine Realty Trust	6,916	104,086
Brixmor Property Group, Inc.	11,718	200,729
Brookfield Property REIT, Inc., Class A	4,801	87,378
Camden Property Trust	3,450	334,477
CBRE Group, Inc., Class A *	12,284	561,993
Colony Capital, Inc.	18,628	113,072
Columbia Property Trust, Inc.	4,655	102,736
CoreSite Realty Corp.	1,420	140,282
Corporate Office Properties Trust	4,046	99,896
CubeSmart	7,135	220,828
CyrusOne, Inc.	4,058	219,944
Digital Realty Trust, Inc.	7,971	863,578
Security	Number of Shares	Value ($)
Douglas Emmett, Inc.	6,274	237,345
Duke Realty Corp.	13,783	403,015
Empire State Realty Trust, Inc., Class A	5,436	84,041
EPR Properties	2,862	209,098
Equity Commonwealth	4,511	145,976
Equity LifeStyle Properties, Inc.	3,328	352,369
Equity Residential	13,918	1,009,890
Essex Property Trust, Inc.	2,549	691,289
Extra Space Storage, Inc.	4,731	466,524
Federal Realty Investment Trust	2,820	373,847
Gaming & Leisure Properties, Inc.	7,835	293,813
HCP, Inc.	18,246	575,479
Healthcare Trust of America, Inc., Class A	8,028	228,156
Highwoods Properties, Inc.	3,906	173,114
Hospitality Properties Trust	6,257	166,812
Host Hotels & Resorts, Inc.	28,436	513,554
Hudson Pacific Properties, Inc.	5,926	192,417
Invitation Homes, Inc.	11,610	261,109
Iron Mountain, Inc.	10,981	408,493
JBG SMITH Properties	4,027	155,644
Jones Lang LaSalle, Inc.	1,764	252,975
Kilroy Realty Corp.	3,843	270,778
Kimco Realty Corp.	15,791	268,605
Lamar Advertising Co., Class A	3,277	243,973
Liberty Property Trust	5,710	269,169
Life Storage, Inc.	1,760	172,955
Medical Properties Trust, Inc.	14,090	256,438
Mid-America Apartment Communities, Inc.	4,380	443,606
National Retail Properties, Inc.	6,146	323,956
Omega Healthcare Investors, Inc.	7,678	308,579
Outfront Media, Inc.	5,344	110,888
Paramount Group, Inc.	8,074	116,912
Park Hotels & Resorts, Inc.	7,819	235,117
Rayonier, Inc.	4,968	151,226
Realogy Holdings Corp.	4,525	80,319
Realty Income Corp.	11,439	785,745
Regency Centers Corp.	5,873	381,745
Retail Properties of America, Inc., Class A	8,404	106,227
Retail Value, Inc.	608	18,489
SBA Communications Corp. *	4,345	793,093
Senior Housing Properties Trust	9,059	124,742
SITE Centers Corp.	5,896	77,061
SL Green Realty Corp.	3,203	296,053
Spirit Realty Capital, Inc.	3,288	130,599
STORE Capital Corp.	7,373	238,295
Sun Communities, Inc.	3,249	357,098
Taubman Centers, Inc.	2,284	113,743
The Howard Hughes Corp. *	1,494	165,894
The Macerich Co.	5,289	244,140
UDR, Inc.	10,252	448,525
Uniti Group, Inc.	6,463	128,678
Ventas, Inc.	13,807	890,413
VEREIT, Inc.	37,618	303,953
VICI Properties, Inc.	15,495	333,607
Vornado Realty Trust	6,670	466,300
Weingarten Realty Investors	4,596	131,859
Welltower, Inc.	14,436	1,118,646
Weyerhaeuser Co.	29,079	763,033
WP Carey, Inc.	6,165	461,697
		25,641,025

Retailing 4.9%
Advance Auto Parts, Inc.	2,700	429,840
AutoNation, Inc. *	2,110	81,763
AutoZone, Inc. *	988	837,172
Best Buy Co., Inc.	9,139	541,394
Burlington Stores, Inc. *	2,577	442,497
CarMax, Inc. *	6,732	395,707

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dick’s Sporting Goods, Inc.	2,900	102,399
Dollar General Corp.	10,315	1,190,660
Dollar Tree, Inc. *	9,103	881,443
Expedia Group, Inc.	4,676	557,613
Floor & Decor Holdings, Inc., Class A *	1,909	65,460
Foot Locker, Inc.	4,433	247,760
Genuine Parts Co.	5,547	553,702
GrubHub, Inc. *	3,498	281,239
Kohl’s Corp.	6,461	443,806
L Brands, Inc.	8,888	247,442
LKQ Corp. *	12,261	321,483
Macy’s, Inc.	11,832	311,182
Nordstrom, Inc.	4,573	212,233
O'Reilly Automotive, Inc. *	3,064	1,056,038
Penske Automotive Group, Inc.	1,376	64,507
Pool Corp.	1,528	229,062
Qurate Retail, Inc. *	16,029	348,631
Ross Stores, Inc.	14,167	1,305,064
The Gap, Inc.	8,325	211,788
The Michaels Cos., Inc. *	3,891	53,929
Tiffany & Co.	4,719	418,717
Tractor Supply Co.	4,731	404,027
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,193	640,181
Urban Outfitters, Inc. *	2,886	93,218
Wayfair, Inc., Class A *	2,220	243,001
Williams-Sonoma, Inc.	3,120	169,822
		13,382,780

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *	36,305	886,205
Analog Devices, Inc.	14,316	1,415,280
Cypress Semiconductor Corp.	13,864	192,294
First Solar, Inc. *	3,153	159,510
KLA-Tencor Corp.	5,938	632,813
Lam Research Corp.	6,015	1,020,024
Marvell Technology Group Ltd.	21,535	399,043
Maxim Integrated Products, Inc.	10,785	585,302
Microchip Technology, Inc.	8,919	716,820
MKS Instruments, Inc.	2,059	168,076
Monolithic Power Systems, Inc.	1,585	200,598
ON Semiconductor Corp. *	16,165	323,946
Qorvo, Inc. *	4,828	315,558
Skyworks Solutions, Inc.	6,937	506,678
Teradyne, Inc.	6,972	250,922
Universal Display Corp.	1,660	172,358
Versum Materials, Inc.	4,171	153,368
Xilinx, Inc.	9,873	1,105,184
		9,203,979

Software & Services 11.2%
2U, Inc. *	2,109	119,897
Akamai Technologies, Inc. *	6,139	399,649
Alliance Data Systems Corp.	1,835	325,878
Amdocs Ltd.	5,517	308,290
ANSYS, Inc. *	3,235	531,672
Aspen Technology, Inc. *	2,770	267,665
Atlassian Corp. plc, Class A *	3,857	379,529
Autodesk, Inc. *	8,505	1,251,936
Black Knight, Inc. *	5,487	269,906
Booz Allen Hamilton Holding Corp.	5,397	265,155
Broadridge Financial Solutions, Inc.	4,498	453,533
Cadence Design Systems, Inc. *	10,834	520,357
CDK Global, Inc.	5,023	245,675
Ceridian HCM Holding, Inc. *	1,364	56,210
Citrix Systems, Inc.	5,243	537,617
Conduent, Inc. *	7,288	92,922
CoreLogic, Inc. *	3,091	112,203
Security	Number of Shares	Value ($)
DocuSign, Inc. *	2,823	139,597
DXC Technology Co.	10,895	698,587
Elastic N.V. *	301	25,585
EPAM Systems, Inc. *	1,989	281,404
Euronet Worldwide, Inc. *	1,914	220,129
Fair Isaac Corp. *	1,113	250,648
Fidelity National Information Services, Inc.	12,647	1,321,991
FireEye, Inc. *	7,564	133,732
First Data Corp., Class A *	21,105	520,238
Fiserv, Inc. *	15,452	1,281,434
FleetCor Technologies, Inc. *	3,403	686,759
Fortinet, Inc. *	5,447	417,077
Gartner, Inc. *	3,421	464,880
Genpact Ltd.	5,742	171,284
Global Payments, Inc.	6,160	691,645
GoDaddy, Inc., Class A *	6,208	426,055
Guidewire Software, Inc. *	3,143	272,435
Jack Henry & Associates, Inc.	2,982	398,246
Leidos Holdings, Inc.	5,475	317,550
LogMeIn, Inc.	1,960	182,319
Manhattan Associates, Inc. *	2,518	122,803
Nuance Communications, Inc. *	11,141	176,808
Nutanix, Inc., Class A *	5,425	277,923
Okta, Inc. *	3,322	273,832
Palo Alto Networks, Inc. *	3,527	757,670
Paychex, Inc.	12,442	880,894
Paycom Software, Inc. *	1,923	285,066
Pegasystems, Inc.	1,453	81,789
Pluralsight, Inc., Class A *	955	28,631
Proofpoint, Inc. *	1,950	198,647
PTC, Inc. *	4,526	383,760
RealPage, Inc. *	2,760	153,925
Red Hat, Inc. *	6,863	1,220,516
RingCentral, Inc., Class A *	2,639	243,949
Sabre Corp.	10,693	245,725
ServiceNow, Inc. *	6,894	1,516,818
SolarWinds Corp. *	1,008	17,690
Splunk, Inc. *	5,679	708,966
Square, Inc., Class A *	11,338	808,966
SS&C Technologies Holdings, Inc.	7,968	410,272
Switch, Inc., Class A	1,324	11,042
Symantec Corp.	24,681	518,795
Synopsys, Inc. *	5,743	536,109
Tableau Software, Inc., Class A *	2,754	352,071
Teradata Corp. *	4,571	202,861
The Ultimate Software Group, Inc. *	1,178	321,677
The Western Union Co.	17,303	315,780
Total System Services, Inc.	6,982	625,657
Twilio, Inc., Class A *	3,409	379,490
Tyler Technologies, Inc. *	1,475	279,055
VeriSign, Inc. *	4,082	690,960
WEX, Inc. *	1,603	258,612
Workday, Inc., Class A *	5,628	1,021,651
Worldpay, Inc., Class A *	11,607	968,952
Zendesk, Inc. *	4,076	275,252
		30,592,303

Technology Hardware & Equipment 3.7%
Amphenol Corp., Class A	11,440	1,005,805
Arista Networks, Inc. *	2,238	480,678
ARRIS International plc *	6,280	197,129
Arrow Electronics, Inc. *	3,379	256,635
Avnet, Inc.	4,295	176,954
CDW Corp.	5,656	470,975
Cognex Corp.	6,387	290,608
Coherent, Inc. *	933	110,281
CommScope Holding Co., Inc. *	7,387	154,462
Corning, Inc.	30,562	1,016,492

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dell Technologies, Inc., Class C *	5,826	283,085
Dolby Laboratories, Inc., Class A	2,404	155,371
EchoStar Corp., Class A *	1,848	75,731
F5 Networks, Inc. *	2,376	382,417
FLIR Systems, Inc.	5,221	255,202
IPG Photonics Corp. *	1,398	185,934
Jabil, Inc.	6,096	162,458
Juniper Networks, Inc.	13,184	341,993
Keysight Technologies, Inc. *	7,260	537,385
Littelfuse, Inc.	937	164,650
Motorola Solutions, Inc.	6,284	734,662
National Instruments Corp.	4,304	190,323
NCR Corp. *	4,545	121,579
NetApp, Inc.	10,161	647,967
Pure Storage, Inc., Class A *	6,326	113,299
Trimble, Inc. *	9,631	362,703
Ubiquiti Networks, Inc.	592	64,060
Western Digital Corp.	11,244	505,868
Xerox Corp.	8,093	228,304
Zebra Technologies Corp., Class A *	2,051	356,054
		10,029,064

Telecommunication Services 0.4%
CenturyLink, Inc.	37,116	568,617
Sprint Corp. *	25,151	156,942
Telephone & Data Systems, Inc.	3,845	139,266
United States Cellular Corp. *	488	28,099
Zayo Group Holdings, Inc. *	8,806	241,725
		1,134,649

Transportation 2.0%
Alaska Air Group, Inc.	4,650	297,367
AMERCO	274	99,369
American Airlines Group, Inc.	16,039	573,715
C.H. Robinson Worldwide, Inc.	5,305	460,315
Copa Holdings S.A., Class A	1,206	114,389
Expeditors International of Washington, Inc.	6,684	463,201
Genesee & Wyoming, Inc., Class A *	2,280	179,026
JB Hunt Transport Services, Inc.	3,363	359,976
JetBlue Airways Corp. *	11,856	213,289
Kansas City Southern	3,971	419,933
Kirby Corp. *	2,266	169,746
Knight-Swift Transportation Holdings, Inc.	4,894	155,384
Landstar System, Inc.	1,571	159,582
Macquarie Infrastructure Corp.	3,051	131,712
Old Dominion Freight Line, Inc.	2,543	345,670
Ryder System, Inc.	2,007	116,225
Schneider National, Inc., Class B	1,907	40,505
United Continental Holdings, Inc. *	9,481	827,407
XPO Logistics, Inc. *	4,852	294,905
		5,421,716

Utilities 6.5%
AES Corp.	25,646	420,338
Alliant Energy Corp.	9,125	405,789
Ameren Corp.	9,433	654,084
American Water Works Co., Inc.	6,999	669,594
Aqua America, Inc.	6,919	242,511
Atmos Energy Corp.	4,219	411,901
Security	Number of Shares	Value ($)
Avangrid, Inc.	2,165	107,969
CenterPoint Energy, Inc.	19,438	601,023
CMS Energy Corp.	10,924	569,577
Consolidated Edison, Inc.	12,085	938,400
DTE Energy Co.	7,014	825,898
Edison International	12,327	702,269
Entergy Corp.	7,020	626,114
Evergy, Inc.	10,183	583,690
Eversource Energy	12,293	853,257
FirstEnergy Corp.	18,857	739,194
Hawaiian Electric Industries, Inc.	4,166	154,933
MDU Resources Group, Inc.	7,514	193,185
National Fuel Gas Co.	3,152	180,610
NiSource, Inc.	14,010	382,193
NRG Energy, Inc.	11,247	460,115
OGE Energy Corp.	7,741	316,994
PG&E Corp. *	19,981	259,753
Pinnacle West Capital Corp.	4,313	380,062
PPL Corp.	28,004	877,085
Public Service Enterprise Group, Inc.	19,567	1,067,380
Sempra Energy	10,614	1,241,626
UGI Corp.	6,695	381,816
Vectren Corp.	3,229	233,715
Vistra Energy Corp. *	15,261	383,204
WEC Energy Group, Inc.	12,242	894,033
Xcel Energy, Inc.	19,722	1,032,644
		17,790,956
Total Common Stock
(Cost $273,701,612)		272,664,506

Other Investment Companies 0.4% of net assets

Equity Fund 0.0%
iShares Russell Mid-Cap ETF	1,000	51,100

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (a)	1,021,663	1,021,663
Total Other Investment Companies
(Cost $1,073,080)		1,072,763

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 03/15/19	9	1,652,490	22,225
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$272,664,506	$—	$—	$272,664,506
Other Investment Companies[1]	1,072,763	—	—	1,072,763
Futures Contracts[2]	22,225	—	—	22,225
Total	$273,759,494	$—	$—	$273,759,494
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 6.9%
AGL Energy Ltd.	233,520	3,648,686
Alumina Ltd.	827,112	1,470,997
Amcor Ltd.	402,894	4,000,219
AMP Ltd.	1,049,166	1,729,851
APA Group	403,860	2,699,729
Aristocrat Leisure Ltd.	202,203	3,636,742
ASX Ltd.	67,402	3,129,575
Aurizon Holdings Ltd.	702,593	2,251,404
AusNet Services	630,312	757,411
Australia & New Zealand Banking Group Ltd.	1,005,456	18,303,179
Bank of Queensland Ltd.	135,798	1,006,094
Bendigo & Adelaide Bank Ltd.	161,002	1,265,153
BHP Group Ltd.	1,029,886	26,295,978
BlueScope Steel Ltd.	184,866	1,689,004
Boral Ltd.	358,158	1,295,708
Brambles Ltd.	563,677	4,373,537
Caltex Australia Ltd.	92,735	1,812,581
Challenger Ltd.	188,980	997,418
CIMIC Group Ltd.	32,661	1,064,761
Coca-Cola Amatil Ltd.	167,340	1,022,023
Cochlear Ltd.	20,253	2,862,261
Coles Group Ltd. *	403,441	3,668,698
Commonwealth Bank of Australia	609,134	31,037,303
Computershare Ltd.	157,438	2,039,551
Crown Resorts Ltd.	128,331	1,118,276
CSL Ltd.	157,972	22,462,680
Dexus	346,912	2,904,729
Domino’s Pizza Enterprises Ltd.	20,589	682,845
Flight Centre Travel Group Ltd.	17,631	553,254
Fortescue Metals Group Ltd.	537,482	2,220,291
Goodman Group	576,116	4,903,273
Harvey Norman Holdings Ltd.	213,558	524,448
Incitec Pivot Ltd.	548,693	1,324,317
Insurance Australia Group Ltd.	799,944	4,133,024
James Hardie Industries plc	160,058	1,782,754
LendLease Group	199,349	1,775,458
Macquarie Group Ltd.	113,158	9,623,828
Medibank Pvt Ltd.	949,579	1,810,308
Mirvac Group	1,322,911	2,319,559
National Australia Bank Ltd.	950,242	16,500,617
Newcrest Mining Ltd.	264,928	4,713,276
Oil Search Ltd.	495,321	2,820,198
Orica Ltd.	133,635	1,668,249
Origin Energy Ltd. *	576,553	3,012,265
QBE Insurance Group Ltd.	468,018	3,662,497
Ramsay Health Care Ltd.	49,562	2,046,922
REA Group Ltd.	18,040	997,014
Rio Tinto Ltd.	129,588	8,239,942
Santos Ltd.	623,928	2,943,817
Scentre Group	1,868,846	5,412,705
SEEK Ltd.	122,454	1,518,125
Sonic Healthcare Ltd.	156,011	2,616,866
Security	Number of Shares	Value ($)
South32 Ltd.	1,769,858	4,528,641
Stockland	839,129	2,312,923
Suncorp Group Ltd.	449,669	4,252,836
Sydney Airport	390,321	1,863,115
Tabcorp Holdings Ltd.	651,411	2,207,602
Telstra Corp., Ltd.	1,469,937	3,332,692
The GPT Group	630,950	2,667,868
TPG Telecom Ltd.	127,512	647,648
Transurban Group	916,792	8,130,349
Treasury Wine Estates Ltd.	252,786	2,844,856
Vicinity Centres	1,124,282	2,140,485
Washington H Soul Pattinson & Co., Ltd.	37,939	727,641
Wesfarmers Ltd.	395,672	9,281,898
Westpac Banking Corp.	1,200,907	21,462,635
Woodside Petroleum Ltd.	318,340	7,962,772
Woolworths Group Ltd.	455,334	9,729,572
WorleyParsons Ltd.	93,418	946,304
		321,389,237

Austria 0.2%
ANDRITZ AG	25,822	1,274,782
Erste Group Bank AG *	107,110	3,738,717
OMV AG	50,367	2,504,386
Raiffeisen Bank International AG	52,339	1,384,511
Verbund AG	23,583	1,205,264
voestalpine AG	40,375	1,290,223
		11,397,883

Belgium 1.0%
Ageas	65,455	3,043,421
Anheuser-Busch InBev S.A./N.V.	266,042	20,326,475
Colruyt S.A.	20,680	1,485,163
Groupe Bruxelles Lambert S.A.	28,820	2,715,486
KBC Group N.V.	86,290	5,858,228
Proximus	52,795	1,417,321
Solvay S.A.	26,372	2,871,114
Telenet Group Holding N.V.	18,167	840,958
UCB S.A.	44,821	3,883,878
Umicore S.A.	71,730	3,032,546
		45,474,590

Denmark 1.7%
AP Moeller — Maersk A/S, Series A	1,259	1,571,758
AP Moeller — Maersk A/S, Series B	2,281	3,050,576
Carlsberg A/S, Class B	36,892	4,223,548
Chr. Hansen Holding A/S	34,338	3,260,938
Coloplast A/S, Class B	41,536	3,794,280
Danske Bank A/S	253,289	4,692,780
DSV A/S	66,609	5,315,951
Genmab A/S *	20,301	2,959,356
H. Lundbeck A/S	24,399	1,071,356
ISS A/S	58,405	1,655,243
Novo Nordisk A/S, Class B	634,075	29,716,610

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Novozymes A/S, B Shares	75,447	3,154,981
Orsted A/S	65,194	4,711,085
Pandora A/S	39,985	1,736,451
Tryg A/S	41,405	1,056,379
Vestas Wind Systems A/S	68,839	5,690,454
William Demant Holding A/S *	35,986	1,136,822
		78,798,568

Finland 1.1%
Elisa Oyj	49,943	2,089,492
Fortum Oyj	153,965	3,499,306
Kone Oyj, Class B	119,103	5,791,153
Metso Oyj	35,248	1,036,936
Neste Oyj	44,670	4,092,672
Nokia Oyj	1,967,747	12,431,547
Nokian Renkaat Oyj	39,792	1,323,849
Orion Oyj, Class B	35,239	1,245,735
Sampo Oyj, A Shares	155,295	7,114,893
Stora Enso Oyj, R Shares	193,869	2,607,984
UPM-Kymmene Oyj	188,739	5,481,308
Wartsila Oyj Abp	155,462	2,538,486
		49,253,361

France 11.0%
Accor S.A.	64,908	2,822,913
Aeroports de Paris	10,344	1,978,816
Air Liquide S.A.	149,788	18,184,185
Airbus SE	203,529	23,458,747
Alstom S.A.	53,004	2,132,332
Amundi S.A.	20,862	1,200,338
ArcelorMittal	223,012	5,150,959
Arkema S.A.	24,689	2,339,219
Atos SE	33,660	3,069,111
AXA S.A.	679,651	15,761,220
BioMerieux	14,251	1,006,222
BNP Paribas S.A.	393,635	18,550,429
Bollore S.A.	298,236	1,230,263
Bouygues S.A.	76,170	2,695,901
Bureau Veritas S.A.	94,004	2,088,387
Capgemini SE	56,175	6,203,701
Carrefour S.A.	210,650	4,165,784
Casino Guichard Perrachon S.A. (a)	19,672	967,928
CNP Assurances	58,045	1,318,718
Compagnie de Saint-Gobain	174,428	6,019,159
Compagnie Generale des Etablissements Michelin	59,852	6,501,237
Covivio	15,464	1,580,646
Credit Agricole S.A.	383,202	4,376,711
Danone S.A.	215,897	15,711,205
Dassault Aviation S.A.	741	1,103,441
Dassault Systemes SE	45,190	5,663,734
Edenred	82,563	3,343,539
Eiffage S.A.	27,028	2,532,150
Electricite de France S.A.	207,352	3,432,196
Engie S.A.	637,751	10,223,987
EssilorLuxottica S.A.	98,824	12,518,932
Eurazeo SE	16,045	1,192,574
Eurofins Scientific SE	3,848	1,546,463
Eutelsat Communications S.A.	59,024	1,251,703
Faurecia S.A.	26,264	1,149,036
Gecina S.A.	15,857	2,330,384
Getlink SE	158,776	2,322,059
Hermes International	11,147	6,680,284
ICADE	12,019	1,012,115
Iliad S.A.	9,225	1,056,193
Imerys S.A.	12,595	663,606
Ingenico Group S.A.	21,307	1,161,398
Security	Number of Shares	Value ($)
Ipsen S.A.	11,824	1,487,890
JCDecaux S.A.	26,452	783,683
Kering S.A.	26,393	13,236,682
Klepierre S.A.	71,095	2,436,351
L'Oreal S.A.	88,079	21,229,246
Legrand S.A.	93,968	5,567,268
LVMH Moet Hennessy Louis Vuitton SE	97,105	31,151,302
Natixis S.A.	333,026	1,707,118
Orange S.A.	693,131	10,750,734
Pernod-Ricard S.A.	73,842	12,251,360
Peugeot S.A.	196,983	4,955,186
Publicis Groupe S.A.	73,108	4,463,969
Remy Cointreau S.A.	7,647	888,036
Renault S.A.	67,303	4,762,694
Rexel S.A.	102,701	1,171,058
Safran S.A.	116,874	15,355,974
Sanofi	393,299	34,184,715
Sartorius Stedim Biotech	7,873	867,805
Schneider Electric SE	191,193	13,597,955
SCOR SE	57,470	2,418,323
SEB S.A.	7,749	1,188,223
SES S.A.	125,314	2,554,055
Societe BIC S.A.	8,402	841,468
Societe Generale S.A.	265,811	8,287,853
Sodexo S.A. (a)	32,224	3,354,556
STMicroelectronics N.V.	242,850	3,874,440
Suez	130,676	1,672,959
Teleperformance	20,312	3,495,714
Thales S.A.	37,614	4,159,706
TOTAL S.A.	836,689	45,868,229
UbiSoft Entertainment S.A. *	28,516	2,530,694
Unibail-Rodamco-Westfield	48,451	8,713,991
Valeo S.A.	82,670	2,586,217
Veolia Environnement S.A.	185,305	3,914,688
Vinci S.A.	176,338	15,516,049
Vivendi S.A.	365,262	9,313,803
Wendel S.A.	9,974	1,215,385
		510,053,304

Germany 8.2%
1&1 Drillisch AG	17,966	747,522
adidas AG	65,615	15,612,506
Allianz SE	150,358	31,901,819
Aroundtown S.A.	267,854	2,369,337
Axel Springer SE	16,743	1,025,144
BASF SE	321,285	23,536,576
Bayer AG	325,691	24,685,994
Bayerische Motoren Werke AG	115,042	9,692,330
Beiersdorf AG	35,665	3,570,131
Brenntag AG	52,421	2,482,011
Commerzbank AG *	341,582	2,458,494
Continental AG	37,926	5,993,689
Covestro AG	66,614	3,681,062
Daimler AG	318,081	18,842,778
Delivery Hero SE *	32,118	1,186,224
Deutsche Bank AG	689,858	6,132,365
Deutsche Boerse AG	67,638	9,005,859
Deutsche Lufthansa AG	82,784	2,089,969
Deutsche Post AG	345,242	10,197,102
Deutsche Telekom AG	1,165,145	18,946,253
Deutsche Wohnen SE	125,104	6,249,859
E.ON SE	765,966	8,514,765
Evonik Industries AG	55,366	1,514,179
Fraport AG Frankfurt Airport Services Worldwide	14,981	1,184,007
Fresenius Medical Care AG & Co. KGaA	76,152	5,600,988

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fresenius SE & Co. KGaA	145,367	7,537,271
GEA Group AG	54,682	1,506,518
Hannover Rueck SE	21,566	3,112,699
HeidelbergCement AG	52,277	3,620,033
Henkel AG & Co. KGaA	36,079	3,307,044
HOCHTIEF AG	7,367	1,101,862
Hugo Boss AG	21,183	1,518,824
Infineon Technologies AG	397,779	8,847,984
Innogy SE	48,339	2,290,225
KION Group AG	24,718	1,427,181
LANXESS AG	30,711	1,690,366
Merck KGaA	44,578	4,680,648
METRO AG	65,086	1,101,443
MTU Aero Engines AG	17,974	3,875,953
Muenchener Rueckversicherungs-Gesellschaft AG	52,031	11,611,251
OSRAM Licht AG	30,145	1,282,725
ProSiebenSat.1 Media SE	82,277	1,468,691
Puma SE	2,781	1,548,593
QIAGEN N.V. *	78,919	2,914,775
RTL Group S.A.	13,511	739,027
RWE AG	181,355	4,510,594
SAP SE	343,012	35,469,213
Siemens AG	267,249	29,343,354
Siemens Healthineers AG *	47,652	1,880,422
Symrise AG	42,239	3,508,411
Telefonica Deutschland Holding AG	257,344	902,210
ThyssenKrupp AG	148,752	2,643,633
Uniper SE	69,192	2,006,341
United Internet AG	42,877	1,701,198
Volkswagen AG	10,970	1,913,750
Vonovia SE	172,295	8,659,303
Wirecard AG	41,039	6,804,998
Zalando SE *	41,332	1,261,180
		383,008,683

Hong Kong 4.0%
AIA Group Ltd.	4,222,800	38,129,796
ASM Pacific Technology Ltd.	109,100	1,175,473
BeiGene Ltd. ADR *	11,258	1,457,686
BOC Hong Kong (Holdings) Ltd.	1,310,500	5,063,666
CK Asset Holdings Ltd.	905,525	7,623,439
CK Hutchison Holdings Ltd.	943,525	9,528,847
CK Infrastructure Holdings Ltd.	223,000	1,800,476
CLP Holdings Ltd.	575,080	6,697,989
Dairy Farm International Holdings Ltd.	116,800	1,057,004
Galaxy Entertainment Group Ltd.	798,000	5,556,186
Hang Lung Group Ltd.	324,000	952,157
Hang Lung Properties Ltd.	614,000	1,344,441
Hang Seng Bank Ltd.	268,336	6,173,573
Henderson Land Development Co., Ltd.	466,123	2,649,777
HK Electric Investments & HK Electric Investments Ltd.	931,500	948,457
HKT Trust & HKT Ltd.	1,286,000	1,896,546
Hong Kong & China Gas Co., Ltd.	3,128,328	6,798,001
Hong Kong Exchanges & Clearing Ltd.	412,212	12,897,748
Hongkong Land Holdings Ltd.	404,200	2,907,773
Hysan Development Co., Ltd.	208,000	1,082,401
Jardine Matheson Holdings Ltd.	77,800	5,204,403
Jardine Strategic Holdings Ltd.	76,500	2,932,704
Kerry Properties Ltd.	217,500	903,391
Link REIT	734,000	8,068,230
Melco Resorts & Entertainment Ltd. ADR	82,922	1,789,457
Security	Number of Shares	Value ($)
MGM China Holdings Ltd.	331,600	643,856
Minth Group Ltd.	262,000	916,714
MTR Corp., Ltd.	539,842	3,019,208
New World Development Co., Ltd.	2,140,113	3,375,277
NWS Holdings Ltd.	533,000	1,218,935
PCCW Ltd.	1,551,000	923,293
Power Assets Holdings Ltd.	490,500	3,304,268
Sands China Ltd.	841,200	4,035,509
Shangri-La Asia Ltd.	448,000	585,006
Sino Land Co., Ltd.	1,145,765	2,060,413
SJM Holdings Ltd.	706,000	745,628
Sun Hung Kai Properties Ltd.	553,604	9,285,349
Swire Pacific Ltd., Class A	181,090	2,144,687
Swire Properties Ltd.	399,600	1,559,710
Techtronic Industries Co., Ltd.	487,000	2,842,885
The Bank of East Asia Ltd.	421,669	1,422,317
The Wharf Holdings Ltd.	459,100	1,387,630
WH Group Ltd.	3,061,000	2,624,918
Wharf Real Estate Investment Co., Ltd.	417,100	2,853,371
Wheelock & Co., Ltd.	278,000	1,782,153
Wynn Macau Ltd.	548,000	1,345,197
Yue Yuen Industrial Holdings Ltd.	247,000	842,472
		183,558,417

Ireland 0.5%
AIB Group plc	300,432	1,344,940
Bank of Ireland Group plc	329,525	1,977,339
CRH plc	290,449	8,360,452
Kerry Group plc, Class A	55,850	5,702,755
Kingspan Group plc	53,413	2,184,526
Paddy Power Betfair plc	28,684	2,345,825
Ryanair Holdings plc *	51,137	643,129
Smurfit Kappa Group plc	77,382	2,231,368
		24,790,334

Israel 0.6%
Azrieli Group Ltd.	15,758	838,961
Bank Hapoalim B.M.	372,290	2,523,458
Bank Leumi Le-Israel B.M.	529,019	3,497,555
Bezeq The Israeli Telecommunication Corp., Ltd.	671,659	538,720
Check Point Software Technologies Ltd. *	44,148	4,941,044
Elbit Systems Ltd.	7,736	958,271
Israel Chemicals Ltd.	255,462	1,482,722
Mizrahi Tefahot Bank Ltd.	46,535	865,681
Nice Ltd. *	20,922	2,306,561
Teva Pharmaceutical Industries Ltd. ADR *	341,251	6,773,832
Wix.com Ltd. *	15,258	1,668,462
		26,395,267

Italy 2.3%
Assicurazioni Generali S.p.A.	405,836	7,105,077
Atlantia S.p.A.	171,930	4,069,427
CNH Industrial N.V.	351,727	3,457,029
Davide Campari-Milano S.p.A.	205,341	1,844,901
Enel S.p.A.	2,840,481	17,167,629
Eni S.p.A.	889,669	15,085,068
EXOR N.V.	38,264	2,446,290
Ferrari N.V.	42,317	5,268,894
Fiat Chrysler Automobiles N.V. *	382,164	6,539,545
Intesa Sanpaolo S.p.A.	5,183,395	11,860,246
Leonardo S.p.A.	137,608	1,333,428
Mediobanca S.p.A.	210,052	1,830,550

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Moncler S.p.A.	62,121	2,337,902
Pirelli & C S.p.A. *	144,810	946,529
Poste Italiane S.p.A	176,756	1,522,168
Prysmian S.p.A.	84,797	1,821,718
Recordati S.p.A.	36,452	1,320,888
Snam S.p.A.	772,394	3,688,434
Telecom Italia S.p.A. *	3,909,262	2,175,132
Telecom Italia S.p.A. — RSP	2,225,747	1,089,161
Tenaris S.A.	166,430	2,090,561
Terna — Rete Elettrica Nationale S.p.A.	504,001	3,106,188
UniCredit S.p.A.	703,788	8,136,121
		106,242,886

Japan 24.6%
ABC-Mart, Inc.	11,880	682,540
Acom Co., Ltd.	86,400	302,899
Aeon Co., Ltd.	215,100	4,377,767
AEON Financial Service Co., Ltd.	38,700	750,524
Aeon Mall Co., Ltd.	33,600	558,522
AGC, Inc.	59,000	1,999,527
Air Water, Inc.	50,900	849,181
Aisin Seiki Co., Ltd.	56,000	2,213,938
Ajinomoto Co., Inc.	163,200	2,825,753
Alfresa Holdings Corp.	63,700	1,755,657
Alps Alpine Co., Ltd.	77,500	1,633,750
Amada Holdings Co., Ltd.	120,700	1,214,829
ANA Holdings, Inc.	39,000	1,437,532
Aozora Bank Ltd.	42,200	1,299,773
Asahi Group Holdings Ltd.	128,200	5,370,226
Asahi Intecc Co., Ltd.	33,600	1,462,343
Asahi Kasei Corp.	435,000	4,772,997
Asics Corp.	55,200	799,021
Astellas Pharma, Inc.	655,150	9,721,262
Bandai Namco Holdings, Inc.	69,100	3,052,609
Benesse Holdings, Inc.	24,000	626,583
Bridgestone Corp.	213,157	8,204,708
Brother Industries Ltd.	77,100	1,301,137
Calbee, Inc.	26,800	863,015
Canon, Inc.	347,895	10,005,533
Casio Computer Co., Ltd.	65,000	864,471
Central Japan Railway Co.	50,300	10,870,948
Chubu Electric Power Co., Inc.	209,900	3,322,411
Chugai Pharmaceutical Co., Ltd.	77,300	4,564,289
Coca-Cola Bottlers Japan Holdings, Inc.	47,200	1,457,923
Concordia Financial Group Ltd.	382,800	1,578,918
Credit Saison Co., Ltd.	56,400	743,187
CyberAgent, Inc.	34,800	1,127,152
Dai Nippon Printing Co., Ltd.	84,300	1,951,124
Dai-ichi Life Holdings, Inc.	377,300	6,126,217
Daicel Corp.	87,700	919,826
Daifuku Co., Ltd.	35,700	1,794,138
Daiichi Sankyo Co., Ltd.	198,800	6,895,949
Daikin Industries Ltd.	86,700	9,384,506
Daito Trust Construction Co., Ltd.	24,900	3,458,414
Daiwa House Industry Co., Ltd.	199,000	6,451,845
Daiwa House REIT Investment Corp.	610	1,436,467
Daiwa Securities Group, Inc.	560,000	2,792,863
Dena Co., Ltd.	39,500	698,916
Denso Corp.	148,300	6,821,305
Dentsu, Inc.	76,000	3,604,988
Disco Corp.	9,700	1,440,015
Don Quijote Holdings Co., Ltd.	40,800	2,372,567
East Japan Railway Co.	104,760	9,705,978
Eisai Co., Ltd.	88,100	6,840,655
Electric Power Development Co., Ltd.	49,900	1,248,066
FamilyMart UNY Holdings Co., Ltd.	21,700	2,541,993
Security	Number of Shares	Value ($)
Fanuc Corp.	67,500	11,480,509
Fast Retailing Co., Ltd.	20,400	9,361,688
Fuji Electric Co., Ltd.	39,800	1,230,017
FUJIFILM Holdings Corp.	135,211	5,809,495
Fujitsu Ltd.	69,500	4,664,519
Fukuoka Financial Group, Inc.	52,600	1,162,061
Hakuhodo DY Holdings, Inc.	80,200	1,234,262
Hamamatsu Photonics K.K.	48,300	1,729,414
Hankyu Hanshin Holdings, Inc.	78,200	2,791,324
Hikari Tsushin, Inc.	7,400	1,186,096
Hino Motors Ltd.	91,400	917,657
Hirose Electric Co., Ltd.	10,564	1,134,690
Hisamitsu Pharmaceutical Co., Inc.	20,200	1,034,444
Hitachi Chemical Co., Ltd.	35,300	582,261
Hitachi Construction Machinery Co., Ltd.	36,700	932,061
Hitachi High-Technologies Corp.	23,600	852,906
Hitachi Ltd.	336,515	10,586,249
Hitachi Metals Ltd.	70,900	797,626
Honda Motor Co., Ltd.	570,639	17,131,697
Hoshizaki Corp.	18,400	1,306,639
Hoya Corp.	133,407	7,742,589
Hulic Co., Ltd.	103,700	956,882
Idemitsu Kosan Co., Ltd.	46,800	1,651,451
IHI Corp.	50,000	1,583,580
Iida Group Holdings Co., Ltd.	48,900	889,923
Inpex Corp.	354,400	3,406,641
Isetan Mitsukoshi Holdings Ltd.	114,700	1,180,425
Isuzu Motors Ltd.	195,000	2,900,692
ITOCHU Corp.	493,800	9,058,364
J. Front Retailing Co., Ltd.	80,700	925,005
Japan Airlines Co., Ltd.	39,400	1,434,493
Japan Airport Terminal Co., Ltd.	15,900	609,227
Japan Exchange Group, Inc.	176,700	3,111,453
Japan Post Bank Co., Ltd.	136,400	1,587,540
Japan Post Holdings Co., Ltd.	552,000	6,785,742
Japan Prime Realty Investment Corp.	277	1,129,764
Japan Real Estate Investment Corp.	470	2,754,963
Japan Retail Fund Investment Corp.	956	1,961,148
Japan Tobacco, Inc.	384,400	9,731,366
JFE Holdings, Inc.	173,100	3,051,304
JGC Corp.	77,200	1,184,448
JSR Corp.	66,800	1,080,050
JTEKT Corp.	68,100	884,494
JXTG Holdings, Inc.	1,145,600	6,257,415
Kajima Corp.	160,300	2,280,213
Kakaku.com, Inc.	46,500	816,345
Kamigumi Co., Ltd.	42,400	938,656
Kaneka Corp.	17,600	688,069
Kansai Paint Co., Ltd.	59,900	1,051,066
Kao Corp.	173,219	12,246,295
Kawasaki Heavy Industries Ltd.	47,600	1,199,217
KDDI Corp.	609,700	15,233,128
Keihan Holdings Co., Ltd.	34,400	1,418,554
Keikyu Corp.	81,200	1,383,004
Keio Corp.	35,300	2,027,895
Keisei Electric Railway Co., Ltd.	43,500	1,379,168
Keyence Corp.	34,000	17,496,913
Kikkoman Corp.	50,000	2,659,993
Kintetsu Group Holdings Co., Ltd.	58,500	2,553,135
Kirin Holdings Co., Ltd.	289,400	6,909,097
Kobayashi Pharmaceutical Co., Ltd.	16,800	1,067,697
Kobe Steel Ltd.	108,500	871,604
Koito Manufacturing Co., Ltd.	36,600	2,204,186
Komatsu Ltd.	324,209	8,537,111
Konami Holdings Corp.	34,000	1,561,519
Konica Minolta, Inc.	151,700	1,527,468
Kose Corp.	10,200	1,497,333
Kubota Corp.	348,400	5,523,553

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kuraray Co., Ltd.	110,400	1,697,801
Kurita Water Industries Ltd.	37,700	958,457
Kyocera Corp.	112,000	6,308,145
Kyowa Hakko Kirin Co., Ltd.	88,500	1,696,705
Kyushu Electric Power Co., Inc.	134,100	1,661,682
Kyushu Railway Co.	56,800	1,939,286
Lawson, Inc.	18,000	1,109,549
LINE Corp. *(a)	26,000	936,200
Lion Corp.	81,300	1,694,372
LIXIL Group Corp.	88,200	1,298,904
M3, Inc.	142,900	2,068,187
Makita Corp.	78,900	2,795,569
Marubeni Corp.	542,400	4,227,789
Marui Group Co., Ltd.	63,900	1,297,487
Maruichi Steel Tube Ltd.	20,600	661,675
Mazda Motor Corp.	206,800	2,288,704
McDonald’s Holdings Co., Ltd.	23,600	1,044,523
Mebuki Financial Group, Inc.	286,480	803,234
Medipal Holdings Corp.	60,000	1,384,867
MEIJI Holdings Co., Ltd.	41,800	3,232,187
Minebea Mitsumi, Inc.	134,400	2,210,753
MISUMI Group, Inc.	99,600	2,279,751
Mitsubishi Chemical Holdings Corp.	445,500	3,828,418
Mitsubishi Corp.	473,000	13,862,787
Mitsubishi Electric Corp.	638,300	8,031,911
Mitsubishi Estate Co., Ltd.	412,202	7,300,707
Mitsubishi Gas Chemical Co., Inc.	58,400	923,692
Mitsubishi Heavy Industries Ltd.	107,800	4,168,155
Mitsubishi Materials Corp.	34,800	996,171
Mitsubishi Motors Corp.	230,900	1,434,622
Mitsubishi Tanabe Pharma Corp.	89,500	1,402,159
Mitsubishi UFJ Financial Group, Inc.	4,113,809	22,066,132
Mitsubishi UFJ Lease & Finance Co., Ltd.	144,700	740,704
Mitsui & Co., Ltd.	581,300	9,497,232
Mitsui Chemicals, Inc.	64,100	1,609,230
Mitsui Fudosan Co., Ltd.	310,377	7,540,563
Mitsui O.S.K. Lines Ltd.	32,300	807,046
Mizuho Financial Group, Inc.	8,285,034	13,598,701
MonotaRO Co., Ltd.	43,200	922,448
MS&AD Insurance Group Holdings, Inc.	167,562	4,960,430
Murata Manufacturing Co., Ltd.	61,574	9,249,387
Nabtesco Corp.	40,600	1,074,151
Nagoya Railroad Co., Ltd.	64,200	1,699,050
NEC Corp.	90,300	3,034,528
Nexon Co., Ltd. *	157,300	2,393,079
NGK Insulators Ltd.	91,200	1,402,507
NGK Spark Plug Co., Ltd.	52,100	1,122,542
NH Foods Ltd.	27,600	1,092,172
Nidec Corp.	77,800	9,356,078
Nikon Corp.	111,000	1,897,925
Nintendo Co., Ltd.	39,439	11,961,373
Nippon Building Fund, Inc.	465	3,008,773
Nippon Electric Glass Co., Ltd.	29,800	829,889
Nippon Express Co., Ltd.	26,400	1,670,621
Nippon Paint Holdings Co., Ltd.	50,400	1,691,457
Nippon Prologis REIT, Inc.	588	1,282,361
Nippon Steel & Sumitomo Metal Corp.	285,541	5,287,738
Nippon Telegraph & Telephone Corp.	241,556	10,384,049
Nippon Yusen K.K.	51,500	862,216
Nissan Chemical Corp.	43,100	2,291,584
Nissan Motor Co., Ltd.	807,896	6,899,428
Nisshin Seifun Group, Inc.	66,200	1,335,915
Nissin Foods Holdings Co., Ltd.	22,500	1,432,410
Nitori Holdings Co., Ltd.	28,300	3,685,215
Nitto Denko Corp.	58,800	3,326,035
Nomura Holdings, Inc.	1,220,800	4,767,007
Security	Number of Shares	Value ($)
Nomura Real Estate Holdings, Inc.	47,800	928,351
Nomura Real Estate Master Fund, Inc.	1,342	1,923,131
Nomura Research Institute Ltd.	40,300	1,649,158
NSK Ltd.	116,800	1,139,241
NTT Data Corp.	216,200	2,577,364
NTT DOCOMO, Inc.	461,500	11,088,363
Obayashi Corp.	223,700	2,128,567
Obic Co., Ltd.	22,800	2,160,714
Odakyu Electric Railway Co., Ltd.	103,100	2,316,773
Oji Holdings Corp.	304,000	1,760,339
Olympus Corp.	100,800	4,134,921
Omron Corp.	66,300	2,722,824
Ono Pharmaceutical Co., Ltd.	134,700	2,942,663
Oracle Corp., Japan	13,000	947,169
Oriental Land Co., Ltd.	70,100	7,187,622
ORIX Corp.	465,100	7,015,482
Osaka Gas Co., Ltd.	130,600	2,585,672
Otsuka Corp.	35,800	1,158,776
Otsuka Holdings Co., Ltd.	137,100	5,623,221
Panasonic Corp.	770,612	7,546,002
Park24 Co., Ltd.	39,000	930,648
Persol Holdings Co., Ltd.	60,500	1,077,250
Pigeon Corp.	39,900	1,564,374
Pola Orbis Holdings, Inc.	32,200	963,090
Rakuten, Inc.	296,120	2,235,642
Recruit Holdings Co., Ltd.	384,700	10,325,544
Renesas Electronics Corp. *	277,200	1,598,193
Resona Holdings, Inc.	721,400	3,644,933
Ricoh Co., Ltd.	237,400	2,528,993
Rinnai Corp.	12,200	807,772
Rohm Co., Ltd.	32,700	2,307,952
Ryohin Keikaku Co., Ltd.	8,100	1,930,547
Sankyo Co., Ltd.	16,700	647,226
Santen Pharmaceutical Co., Ltd.	123,800	1,712,453
SBI Holdings, Inc.	78,990	1,687,367
Secom Co., Ltd.	73,100	6,120,073
Sega Sammy Holdings, Inc.	57,400	808,943
Seibu Holdings, Inc.	76,700	1,332,498
Seiko Epson Corp.	85,300	1,327,694
Sekisui Chemical Co., Ltd.	126,500	1,963,471
Sekisui House Ltd.	221,800	3,314,888
Seven & i Holdings Co., Ltd.	264,503	11,517,249
Seven Bank Ltd.	211,400	629,724
SG Holdings Co., Ltd.	34,100	915,354
Sharp Corp.	57,900	616,443
Shimadzu Corp.	77,000	1,770,806
Shimamura Co., Ltd.	7,700	666,787
Shimano, Inc.	26,100	3,662,252
Shimizu Corp.	196,600	1,673,104
Shin-Etsu Chemical Co., Ltd.	124,260	10,477,180
Shinsei Bank Ltd.	52,100	705,390
Shionogi & Co., Ltd.	96,600	5,958,063
Shiseido Co., Ltd.	132,000	7,852,247
Showa Denko K.K.	47,400	1,592,050
Showa Shell Sekiyu K.K.	68,300	1,017,616
SMC Corp.	20,100	6,633,947
Softbank Corp. *	585,800	7,222,671
SoftBank Group Corp.	288,400	22,715,458
Sohgo Security Services Co., Ltd.	25,300	1,104,335
Sompo Holdings, Inc.	117,300	4,422,701
Sony Corp.	443,800	22,237,456
Sony Financial Holdings, Inc.	51,100	972,372
Stanley Electric Co., Ltd.	48,500	1,408,684
Subaru Corp.	212,200	4,982,892
Sumco Corp.	78,100	1,087,404
Sumitomo Chemical Co., Ltd.	537,600	2,804,436
Sumitomo Corp.	389,000	6,023,091

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sumitomo Dainippon Pharma Co., Ltd.	57,400	1,351,423
Sumitomo Electric Industries Ltd.	259,200	3,693,171
Sumitomo Heavy Industries Ltd.	37,400	1,268,725
Sumitomo Metal Mining Co., Ltd.	80,300	2,322,508
Sumitomo Mitsui Financial Group, Inc.	466,046	17,337,828
Sumitomo Mitsui Trust Holdings, Inc.	114,600	4,340,975
Sumitomo Realty & Development Co., Ltd.	126,600	4,834,838
Sumitomo Rubber Industries Ltd.	59,100	821,501
Sundrug Co., Ltd.	25,100	803,257
Suntory Beverage & Food Ltd.	48,200	2,134,134
Suzuken Co., Ltd.	25,300	1,328,391
Suzuki Motor Corp.	120,400	6,287,353
Sysmex Corp.	58,600	3,266,760
T&D Holdings, Inc.	191,300	2,374,814
Taiheiyo Cement Corp.	43,000	1,476,350
Taisei Corp.	73,200	3,446,429
Taisho Pharmaceutical Holdings Co., Ltd.	10,900	1,107,103
Taiyo Nippon Sanso Corp.	44,900	711,554
Takashimaya Co., Ltd.	46,800	636,005
Takeda Pharmaceutical Co., Ltd.	518,390	20,929,084
TDK Corp.	44,800	3,545,292
Teijin Ltd.	59,400	1,026,603
Terumo Corp.	107,000	6,108,850
The Bank of Kyoto Ltd.	18,800	799,186
The Chiba Bank Ltd.	204,000	1,241,771
The Chugoku Electric Power Co., Inc.	99,200	1,357,474
The Kansai Electric Power Co., Inc.	242,900	3,697,304
The Shizuoka Bank Ltd.	146,000	1,221,626
The Yokohama Rubber Co., Ltd.	43,000	912,067
THK Co., Ltd.	44,300	1,058,362
Tobu Railway Co., Ltd.	66,700	1,883,762
Toho Co., Ltd.	39,500	1,440,927
Toho Gas Co., Ltd.	25,400	1,090,991
Tohoku Electric Power Co., Inc.	155,800	2,112,272
Tokio Marine Holdings, Inc.	236,599	11,585,234
Tokyo Century Corp.	15,400	721,011
Tokyo Electric Power Co. Holdings, Inc. *	506,690	3,118,647
Tokyo Electron Ltd.	54,900	8,016,533
Tokyo Gas Co., Ltd.	126,840	3,335,284
Tokyu Corp.	171,000	2,926,590
Tokyu Fudosan Holdings Corp.	214,600	1,169,150
Toppan Printing Co., Ltd.	84,000	1,376,677
Toray Industries, Inc.	494,400	3,664,045
Toshiba Corp.	228,317	7,230,048
Tosoh Corp.	86,500	1,228,520
TOTO Ltd.	48,700	1,891,232
Toyo Seikan Group Holdings Ltd.	52,000	1,170,488
Toyo Suisan Kaisha Ltd.	30,800	1,108,739
Toyoda Gosei Co., Ltd.	23,300	509,778
Toyota Industries Corp.	50,200	2,486,961
Toyota Motor Corp.	797,903	49,111,000
Toyota Tsusho Corp.	75,700	2,407,694
Trend Micro, Inc.	42,000	2,234,687
Tsuruha Holdings, Inc.	11,100	1,027,482
Unicharm Corp.	142,100	4,397,655
United Urban Investment Corp.	999	1,595,000
USS Co., Ltd.	73,800	1,292,212
Welcia Holdings Co., Ltd.	16,400	622,048
West Japan Railway Co.	57,500	4,199,576
Yahoo Japan Corp.	952,600	2,574,832
Yakult Honsha Co., Ltd.	41,200	2,749,590
Yamada Denki Co., Ltd.	219,600	1,081,418
Yamaguchi Financial Group, Inc.	67,000	681,077
Security	Number of Shares	Value ($)
Yamaha Corp.	47,500	2,078,769
Yamaha Motor Co., Ltd.	96,900	2,076,922
Yamato Holdings Co., Ltd.	105,400	2,808,434
Yamazaki Baking Co., Ltd.	41,200	809,270
Yaskawa Electric Corp.	82,300	2,329,323
Yokogawa Electric Corp.	77,200	1,437,707
ZOZO, Inc.	67,500	1,365,838
		1,145,700,752

Netherlands 3.4%
ABN AMRO Group N.V. CVA	150,467	3,752,038
Aegon N.V.	608,608	3,135,389
AerCap Holdings N.V. *	45,580	2,154,111
Akzo Nobel N.V.	78,062	6,718,589
ASML Holding N.V.	143,463	25,087,013
Coca-Cola European Partners plc	72,330	3,441,461
Heineken Holding N.V.	40,473	3,513,567
Heineken N.V.	90,084	8,091,258
ING Groep N.V.	1,362,140	16,162,892
Koninklijke Ahold Delhaize N.V.	435,614	11,476,730
Koninklijke DSM N.V.	63,182	5,908,536
Koninklijke KPN N.V.	1,183,127	3,637,192
Koninklijke Philips N.V.	331,159	13,055,967
Koninklijke Vopak N.V.	20,852	1,059,680
NN Group N.V.	105,390	4,450,340
NXP Semiconductors N.V.	119,514	10,401,303
Randstad N.V.	41,762	2,013,114
Unilever N.V. CVA	538,920	28,859,260
Wolters Kluwer N.V.	100,192	6,231,034
		159,149,474

New Zealand 0.2%
a2 Milk Co., Ltd. *	256,733	2,257,838
Auckland International Airport Ltd.	347,573	1,769,005
Fisher & Paykel Healthcare Corp., Ltd.	195,767	1,703,763
Fletcher Building Ltd. *	296,856	1,025,935
Meridian Energy Ltd.	422,027	1,028,353
Ryman Healthcare Ltd.	142,738	1,034,302
Spark New Zealand Ltd.	628,248	1,766,065
		10,585,261

Norway 0.7%
Aker BP A.S.A.	36,170	1,205,196
DNB A.S.A.	332,549	5,902,486
Equinor A.S.A.	408,051	9,330,569
Gjensidige Forsikring A.S.A.	67,176	1,160,338
Mowi A.S.A.	146,523	3,236,772
Norsk Hydro A.S.A.	488,157	2,263,108
Orkla A.S.A.	286,314	2,314,082
Schibsted A.S.A., B Shares	33,945	1,077,748
Telenor A.S.A.	259,382	4,910,603
Yara International A.S.A.	60,898	2,518,201
		33,919,103

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP — Energias de Portugal S.A.	897,840	3,279,458
Galp Energia, SGPS, S.A.	177,836	2,778,600
Jeronimo Martins, SGPS, S.A.	86,083	1,219,982
		7,278,040

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Singapore 1.4%
Ascendas Real Estate Investment Trust	916,000	1,868,037
CapitaLand Commercial Trust	876,700	1,227,254
CapitaLand Ltd.	877,800	2,176,257
CapitaLand Mall Trust	867,100	1,548,422
City Developments Ltd.	139,100	952,056
ComfortDelGro Corp., Ltd.	750,800	1,302,813
DBS Group Holdings Ltd.	625,346	11,145,260
Genting Singapore Ltd.	2,208,600	1,809,982
Golden Agri-Resources Ltd.	2,252,500	425,074
Jardine Cycle & Carriage Ltd.	35,600	1,000,372
Keppel Corp., Ltd.	496,100	2,255,868
Oversea-Chinese Banking Corp., Ltd.	1,092,106	9,368,834
SATS Ltd.	251,300	906,544
Sembcorp Industries Ltd.	337,200	650,533
Singapore Airlines Ltd.	199,700	1,434,642
Singapore Exchange Ltd.	268,800	1,528,508
Singapore Press Holdings Ltd.	542,400	1,013,212
Singapore Technologies Engineering Ltd.	536,500	1,485,682
Singapore Telecommunications Ltd.	2,867,137	6,446,488
Suntec Real Estate Investment Trust	763,800	1,095,938
United Overseas Bank Ltd.	466,833	8,749,008
UOL Group Ltd.	166,967	826,277
Venture Corp., Ltd.	95,200	1,156,370
Wilmar International Ltd.	673,900	1,669,086
Yangzijiang Shipbuilding Holdings Ltd.	842,600	880,645
		62,923,162

Spain 3.1%
ACS Actividades de Construccion y Servicios S.A.	86,477	3,578,776
Aena SME S.A.	23,535	4,068,188
Amadeus IT Group S.A.	153,123	11,134,859
Banco Bilbao Vizcaya Argentaria S.A.	2,323,787	13,792,020
Banco De Sabadell S.A.	1,986,788	2,278,059
Banco Santander S.A.	5,689,013	26,980,896
Bankia S.A.	368,834	1,075,142
Bankinter S.A.	211,653	1,652,640
CaixaBank S.A.	1,240,290	4,690,773
Enagas S.A.	79,388	2,313,997
Endesa S.A.	114,361	2,860,335
Ferrovial S.A.	169,972	3,811,601
Grifols S.A.	104,325	2,721,462
Iberdrola S.A.	2,119,914	17,522,101
Iberdrola S.A., Interim Shares *(b)	46,600	385,171
Industria de Diseno Textil S.A.	380,526	10,644,530
International Consolidated Airlines Group S.A.	207,995	1,755,160
Mapfre S.A.	369,050	1,026,834
Naturgy Energy Group S.A.	121,188	3,387,790
Red Electrica Corp. S.A.	153,975	3,548,419
Repsol S.A.	486,836	8,545,454
Siemens Gamesa Renewable Energy S.A. *	83,038	1,178,904
Telefonica S.A.	1,624,828	13,976,080
		142,929,191

Sweden 2.7%
Alfa Laval AB	100,193	2,271,558
Assa Abloy AB, Class B	338,786	6,312,972
Atlas Copco AB, A Shares	233,121	6,081,972
Atlas Copco AB, B Shares	136,494	3,266,197
Boliden AB	97,186	2,432,395
Electrolux AB, B Shares	86,372	2,043,750
Security	Number of Shares	Value ($)
Epiroc AB, Class A *	222,713	2,138,562
Epiroc AB, Class B *	137,305	1,230,674
Essity AB, Class B	209,401	5,793,820
Hennes & Mauritz AB, B Shares	302,286	4,703,509
Hexagon AB, B Shares	91,374	4,474,716
Husqvarna AB, B Shares	154,895	1,183,892
ICA Gruppen AB (a)	27,425	964,584
Industrivarden AB, C Shares	55,379	1,141,702
Investor AB, B Shares	158,647	6,977,514
Kinnevik AB, Class B	84,914	2,074,780
LE Lundbergfortagen AB, B Shares	28,402	876,966
Lundin Petroleum AB	67,414	2,156,269
Millicom International Cellular S.A. SDR *	22,945	1,437,062
Nordea Bank Abp	1,061,699	9,662,823
Sandvik AB	389,647	6,226,497
Securitas AB, B Shares	106,175	1,707,284
Skandinaviska Enskilda Banken AB, A Shares	571,276	5,996,479
Skanska AB, B Shares	119,749	2,096,825
SKF AB, B Shares	130,882	2,204,604
Svenska Handelsbanken AB, A Shares	515,486	5,605,833
Swedbank AB, A Shares	316,656	7,193,297
Swedish Match AB	60,106	2,692,873
Tele2 AB, B Shares	174,603	2,185,907
Telefonaktiebolaget LM Ericsson, B Shares	1,074,869	9,580,812
Telia Co. AB	984,394	4,289,940
Volvo AB, B Shares	547,365	7,887,457
		124,893,525

Switzerland 8.6%
ABB Ltd.	632,257	12,101,847
Adecco Group AG	55,359	2,774,095
Baloise Holding AG	17,153	2,656,620
Barry Callebaut AG	736	1,252,143
Chocoladefabriken Lindt & Spruengli AG	35	2,569,259
Chocoladefabriken Lindt & Spruengli AG — Participation Certificates	385	2,448,020
Cie Financiere Richemont S.A.	179,091	12,344,366
Clariant AG *	70,720	1,404,715
Credit Suisse Group AG *	874,559	10,630,566
Dufry AG *	11,198	1,119,977
EMS-Chemie Holding AG	2,933	1,464,932
Geberit AG	13,062	5,106,346
Givaudan S.A.	3,238	7,855,572
Julius Baer Group Ltd. *	78,953	3,173,297
Kuehne & Nagel International AG	19,314	2,611,852
LafargeHolcim Ltd. *	165,015	7,760,287
Lonza Group AG *	25,293	6,682,362
Nestle S.A.	1,064,768	92,830,607
Novartis AG	756,643	66,055,511
Pargesa Holding S.A.	13,070	1,031,697
Partners Group Holding AG	6,124	4,212,111
Roche Holding AG	245,208	65,234,081
Schindler Holding AG	21,141	4,486,506
SGS S.A.	1,871	4,516,670
Sika AG	45,650	6,028,348
Sonova Holding AG	19,451	3,650,482
Straumann Holding AG	3,507	2,546,160
Swiss Life Holding AG *	11,731	4,839,637
Swiss Prime Site AG *	25,589	2,167,720
Swiss Re AG	106,241	10,189,004
Swisscom AG	9,144	4,382,740
Temenos AG *	21,013	2,836,425

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Swatch Group AG	18,643	1,037,337
The Swatch Group AG — Bearer Shares	11,078	3,173,425
UBS Group AG *	1,348,356	17,479,679
Vifor Pharma AG	16,082	2,046,823
Zurich Insurance Group AG	52,548	16,492,332
		399,193,551

United Kingdom 16.9%
3i Group plc	338,002	3,772,349
Admiral Group plc	69,074	1,878,263
Anglo American plc	368,805	9,425,097
Antofagasta plc	135,883	1,553,405
Ashtead Group plc	171,961	4,361,785
Associated British Foods plc	122,805	3,854,067
AstraZeneca plc	442,229	32,035,895
Auto Trader Group plc	334,934	2,010,057
Aviva plc	1,367,558	7,437,614
Babcock International Group plc	88,680	617,663
BAE Systems plc	1,114,713	7,499,088
Barclays plc	5,962,271	12,427,477
Barratt Developments plc	355,943	2,517,629
BHP Group plc	738,451	16,498,986
BP plc	6,927,637	47,323,682
British American Tobacco plc	801,112	28,239,227
BT Group plc	2,875,384	8,768,196
Bunzl plc	111,299	3,509,493
Burberry Group plc	145,889	3,448,663
Carnival plc	60,193	3,405,657
Centrica plc	1,954,583	3,512,473
Coca-Cola HBC AG *	71,813	2,413,572
Compass Group plc	552,145	11,815,098
ConvaTec Group plc	459,155	860,851
Croda International plc	46,573	2,948,686
DCC plc	35,068	2,870,789
Diageo plc	858,984	32,784,339
Direct Line Insurance Group plc	434,830	1,921,962
easyJet plc	53,857	892,367
Experian plc	321,040	8,060,534
Ferguson plc	81,717	5,472,026
Fresnillo plc	73,923	975,999
G4S plc	537,296	1,377,809
GlaxoSmithKline plc	1,731,341	33,630,543
Glencore plc *	3,993,230	16,237,755
GVC Holdings plc	189,684	1,671,455
Hammerson plc	274,751	1,343,187
Hargreaves Lansdown plc	96,679	2,076,062
HSBC Holdings plc	6,951,570	58,533,945
Imperial Brands plc	327,094	10,857,575
Informa plc	417,488	3,708,251
InterContinental Hotels Group plc	60,501	3,438,127
Intertek Group plc	57,570	3,714,943
Investec plc	241,081	1,549,627
ITV plc	1,233,280	2,093,460
J. Sainsbury plc	617,733	2,313,071
John Wood Group plc	234,019	1,660,922
Johnson Matthey plc	66,634	2,661,996
Kingfisher plc	727,754	2,126,025
Land Securities Group plc	253,674	2,884,871
Legal & General Group plc	2,016,829	6,871,130
Lloyds Banking Group plc	24,863,666	18,955,175
London Stock Exchange Group plc	110,202	6,627,653
Marks & Spencer Group plc	570,793	2,159,639
Meggitt plc	273,939	1,855,326
Melrose Industries plc	1,733,462	3,842,267
Merlin Entertainments plc	247,676	1,097,581
Micro Focus International plc	149,529	2,850,783
Mondi plc	119,850	2,898,345
Security	Number of Shares	Value ($)
National Grid plc	1,165,484	12,691,413
Next plc	49,157	3,126,319
NMC Health plc	35,412	1,198,785
Pearson plc	270,754	3,218,967
Persimmon plc	108,900	3,397,196
Prudential plc	906,374	17,725,168
Reckitt Benckiser Group plc	234,505	18,043,909
RELX plc	687,346	15,224,383
Rio Tinto plc	410,245	22,695,626
Rolls-Royce Holdings plc *	592,641	6,888,524
Royal Bank of Scotland Group plc	1,615,187	5,123,715
Royal Dutch Shell plc, A Shares	1,603,920	49,722,195
Royal Dutch Shell plc, B Shares	1,308,618	40,630,808
Royal Mail plc	300,009	1,057,057
RSA Insurance Group plc	363,145	2,448,615
Schroders plc	41,448	1,421,834
Segro plc	347,949	2,957,811
Severn Trent plc	82,813	2,176,095
Smith & Nephew plc	308,202	5,806,127
Smiths Group plc	134,931	2,562,266
SSE plc	357,959	5,502,913
St. James’s Place plc	179,909	2,217,588
Standard Chartered plc	976,885	7,878,687
Standard Life Aberdeen plc	805,097	2,661,637
Taylor Wimpey plc	1,050,253	2,277,209
Tesco plc	3,424,537	10,025,130
The Berkeley Group Holdings plc	45,035	2,217,367
The British Land Co., plc	318,945	2,402,643
The Sage Group plc	389,148	3,198,552
The Weir Group plc	86,864	1,719,004
TUI AG	150,921	2,285,159
Unilever plc	390,283	20,503,146
United Utilities Group plc	235,373	2,574,284
Vodafone Group plc	9,327,453	17,011,247
Whitbread plc	64,958	4,162,195
WM Morrison Supermarkets plc	766,512	2,357,146
WPP plc	446,328	5,107,610
		786,368,842
Total Common Stock
(Cost $4,030,897,500)		4,613,303,431

Preferred Stock 0.5% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	19,919	1,472,267
Fuchs Petrolub SE	23,960	1,123,967
Henkel AG & Co. KGaA	62,046	6,039,181
Porsche Automobil Holding SE	52,344	3,403,772
Sartorius AG	13,132	1,971,310
Volkswagen AG	63,498	10,830,639
Total Preferred Stock
(Cost $24,204,531)		24,841,136

Rights 0.0% of net assets

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. *	86,477	47,462
Total Rights
(Cost $44,193)		47,462

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	6,130,832	6,130,832
Total Other Investment Company
(Cost $6,130,832)		6,130,832
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
BNP Paribas
Euro
(0.57%), 02/01/19 (d)	143,657	164,430
Brown Brothers Harriman
Australian Dollar
0.79%, 02/01/19 (d)	1,462,935	1,063,408
Hong Kong Dollar
0.64%, 02/01/19 (d)	12,434	1,585
Japanese Yen
(0.32%), 02/01/19 (d)	940,150	8,631
Swiss Franc
(1.44%), 02/01/19 (d)	1	1
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Citibank
Pound Sterling
0.36%, 02/01/19 (d)	147,185	193,048
Total Short-Term Investments
(Cost $1,431,103)		1,431,103

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	33	3,016,365	59,937
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,907,645.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$1,299,271,920	$—	$1,299,271,920
Australia	3,668,698	317,720,539	—	321,389,237
France	2,776,400	507,276,904	—	510,053,304
Germany	1,548,593	381,460,090	—	383,008,683
Hong Kong	4,195,600	179,362,817	—	183,558,417
Ireland	2,345,825	22,444,509	—	24,790,334
Israel	13,383,338	13,011,929	—	26,395,267
Japan	7,222,671	1,138,478,081	—	1,145,700,752
Netherlands	15,996,875	143,152,599	—	159,149,474
New Zealand	1,025,935	9,559,326	—	10,585,261
Portugal	—	7,278,040	— *	7,278,040
Spain	—	142,544,020	385,171	142,929,191
Switzerland	2,569,259	396,624,292	—	399,193,551
Preferred Stock[1]	—	24,841,136	—	24,841,136
Rights [1]	47,462	—	—	47,462
Other Investment Company[1]	6,130,832	—	—	6,130,832
Short-Term Investments[1]	—	1,431,103	—	1,431,103

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts[2]	$59,937	$—	$—	$59,937
Total	$60,971,425	$4,584,457,305	$385,171	$4,645,813,901
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JAN19

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Automobiles & Components 1.7%
Adient plc	113,531	2,241,102
Aptiv plc	56,999	4,510,331
BorgWarner, Inc.	66,012	2,699,891
Cooper Tire & Rubber Co.	40,980	1,442,496
Dana, Inc.	67,130	1,182,830
Ford Motor Co.	2,431,059	21,393,319
Garrett Motion, Inc. *	11,744	187,552
General Motors Co.	755,511	29,480,039
Gentex Corp.	49,910	1,057,094
Harley-Davidson, Inc.	64,858	2,390,666
Lear Corp.	24,535	3,776,672
Tenneco, Inc., Class A	30,320	1,051,498
The Goodyear Tire & Rubber Co.	176,216	3,734,017
Thor Industries, Inc.	15,150	986,568
Visteon Corp. *	24,001	1,845,437
		77,979,512

Banks 4.8%
Bank of America Corp.	935,257	26,626,767
BB&T Corp.	121,986	5,952,917
CIT Group, Inc.	36,990	1,708,568
Citigroup, Inc.	521,938	33,644,123
Citizens Financial Group, Inc.	77,335	2,623,203
Comerica, Inc.	20,150	1,586,611
Fifth Third Bancorp	168,594	4,521,691
First Republic Bank	10,530	1,017,514
Huntington Bancshares, Inc.	125,037	1,655,490
JPMorgan Chase & Co.	529,381	54,790,934
KeyCorp	125,304	2,063,757
M&T Bank Corp.	17,973	2,957,277
New York Community Bancorp, Inc.	144,980	1,684,668
People’s United Financial, Inc.	60,787	995,691
Regions Financial Corp.	180,395	2,736,592
SunTrust Banks, Inc.	79,981	4,752,471
The PNC Financial Services Group, Inc.	73,262	8,987,050
U.S. Bancorp	307,882	15,751,243
Wells Fargo & Co.	1,040,565	50,894,034
		224,950,601

Capital Goods 8.0%
3M Co.	109,149	21,862,545
AECOM *	58,770	1,798,950
AGCO Corp.	40,090	2,573,778
Allison Transmission Holdings, Inc.	27,540	1,340,372
AMETEK, Inc.	29,403	2,143,479
Arcosa, Inc.	22,460	660,998
Carlisle Cos., Inc.	13,493	1,453,601
Caterpillar, Inc.	130,283	17,348,484
Cummins, Inc.	55,075	8,102,083
Deere & Co.	90,683	14,872,012
Donaldson Co., Inc.	22,400	1,059,072
Security	Number of Shares	Value ($)
Dover Corp.	39,012	3,426,424
Eaton Corp. plc	121,195	9,241,119
EMCOR Group, Inc.	19,740	1,287,640
Emerson Electric Co.	183,093	11,987,099
Fastenal Co.	50,218	3,036,180
Flowserve Corp.	51,769	2,279,907
Fluor Corp.	120,587	4,409,867
Fortive Corp.	33,027	2,476,695
Fortune Brands Home & Security, Inc.	32,400	1,467,720
GATX Corp.	13,730	1,039,086
General Dynamics Corp.	61,263	10,486,388
General Electric Co.	5,441,117	55,281,749
Harris Corp.	17,272	2,645,725
HD Supply Holdings, Inc. *	28,380	1,190,257
Honeywell International, Inc.	117,300	16,847,799
Hubbell, Inc.	14,884	1,627,268
Huntington Ingalls Industries, Inc.	7,970	1,645,406
IDEX Corp.	9,540	1,315,184
Illinois Tool Works, Inc.	83,680	11,490,101
Ingersoll-Rand plc	48,867	4,888,655
Jacobs Engineering Group, Inc.	51,608	3,344,198
Johnson Controls International plc	135,189	4,565,333
L3 Technologies, Inc.	18,545	3,651,140
Lincoln Electric Holdings, Inc.	17,310	1,496,276
Lockheed Martin Corp.	39,978	11,581,227
Masco Corp.	41,550	1,346,635
MSC Industrial Direct Co., Inc., Class A	12,980	1,083,700
Northrop Grumman Corp.	37,034	10,204,719
Oshkosh Corp.	30,854	2,315,593
Owens Corning	34,709	1,818,404
PACCAR, Inc.	102,620	6,723,662
Parker-Hannifin Corp.	33,121	5,458,672
Pentair plc	36,877	1,518,964
Quanta Services, Inc.	73,073	2,582,400
Raytheon Co.	55,496	9,143,521
Regal Beloit Corp.	13,910	1,067,732
Resideo Technologies, Inc. *	19,389	425,201
Rockwell Automation, Inc.	20,143	3,414,641
Roper Technologies, Inc.	6,973	1,975,172
Snap-on, Inc.	11,700	1,942,083
Spirit AeroSystems Holdings, Inc., Class A	21,810	1,818,954
Stanley Black & Decker, Inc.	33,047	4,178,463
Terex Corp.	35,710	1,096,654
Textron, Inc.	62,514	3,327,620
The Boeing Co.	64,145	24,735,595
The Timken Co.	29,465	1,254,914
TransDigm Group, Inc. *	7,115	2,781,965
Trinity Industries, Inc.	65,180	1,523,908
United Rentals, Inc. *	24,473	3,065,488
United Technologies Corp.	218,032	25,743,038
Valmont Industries, Inc.	8,780	1,132,620
W.W. Grainger, Inc.	13,811	4,079,631
WABCO Holdings, Inc. *	10,010	1,143,442
Wabtec Corp.	12,790	884,556
Watsco, Inc.	7,000	1,032,360

1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WESCO International, Inc. *	30,080	1,576,192
Xylem, Inc.	21,085	1,502,517
		377,822,833

Commercial & Professional Services 0.6%
ABM Industries, Inc.	35,130	1,201,095
Cintas Corp.	12,191	2,285,934
Equifax, Inc.	14,908	1,595,454
IHS Markit Ltd. *	21,570	1,119,914
KAR Auction Services, Inc.	20,100	1,045,401
ManpowerGroup, Inc.	45,249	3,576,029
Nielsen Holdings plc	116,618	2,994,750
Pitney Bowes, Inc.	163,539	1,179,116
Republic Services, Inc.	44,335	3,400,938
Robert Half International, Inc.	34,604	2,229,536
The Dun & Bradstreet Corp.	8,300	1,201,342
Verisk Analytics, Inc. *	9,850	1,156,489
Waste Management, Inc.	78,954	7,553,529
		30,539,527

Consumer Durables & Apparel 1.3%
Brunswick Corp.	19,850	998,852
Capri Holdings Ltd. *	51,772	2,199,275
Carter’s, Inc.	13,100	1,085,990
D.R. Horton, Inc.	60,935	2,342,951
Fossil Group, Inc. *	90,750	1,539,120
Garmin Ltd.	24,860	1,719,815
Hanesbrands, Inc.	91,100	1,365,589
Hasbro, Inc.	21,702	1,965,333
Leggett & Platt, Inc.	39,733	1,627,464
Lennar Corp., Class A	40,880	1,938,530
Mattel, Inc. *	216,200	2,559,808
Mohawk Industries, Inc. *	12,645	1,628,549
Newell Brands, Inc.	87,874	1,863,807
NIKE, Inc., Class B	195,896	16,039,964
NVR, Inc. *	719	1,912,540
Polaris Industries, Inc.	18,320	1,536,682
PulteGroup, Inc.	82,673	2,299,136
PVH Corp.	18,438	2,011,770
Ralph Lauren Corp.	25,394	2,949,259
Tapestry, Inc.	84,291	3,262,905
VF Corp.	68,471	5,763,204
Whirlpool Corp.	33,038	4,394,384
		63,004,927

Consumer Services 1.9%
Aramark	59,798	1,970,344
Brinker International, Inc.	25,555	1,035,489
Carnival Corp.	98,316	5,661,035
Chipotle Mexican Grill, Inc. *	4,917	2,604,092
Darden Restaurants, Inc.	23,152	2,429,339
Domino’s Pizza, Inc.	4,210	1,194,503
H&R Block, Inc.	55,915	1,319,035
Hilton Worldwide Holdings, Inc.	21,060	1,568,549
Las Vegas Sands Corp.	77,007	4,494,129
Marriott International, Inc., Class A	18,195	2,083,873
McDonald’s Corp.	169,289	30,265,488
MGM Resorts International	85,894	2,528,719
Norwegian Cruise Line Holdings Ltd. *	23,830	1,225,577
Royal Caribbean Cruises Ltd.	26,099	3,133,185
Service Corp. International	26,620	1,142,530
Starbucks Corp.	159,933	10,897,835
The Wendy’s Co.	64,200	1,111,944
Wyndham Destinations, Inc.	30,400	1,281,056
Wyndham Hotels & Resorts, Inc.	30,213	1,483,156
Wynn Resorts Ltd.	17,620	2,167,436
Security	Number of Shares	Value ($)
Yum China Holdings, Inc.	60,080	2,189,916
Yum! Brands, Inc.	80,130	7,530,618
		89,317,848

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	8,220	862,689
AGNC Investment Corp.	81,100	1,452,501
Ally Financial, Inc.	264,146	6,883,645
American Express Co.	176,987	18,176,565
Ameriprise Financial, Inc.	48,334	6,119,084
Annaly Capital Management, Inc.	251,294	2,623,509
Berkshire Hathaway, Inc., Class B *	292,600	60,141,004
BlackRock, Inc.	15,197	6,307,971
Capital One Financial Corp.	168,653	13,591,745
CME Group, Inc.	27,642	5,038,584
Discover Financial Services	127,667	8,616,246
Franklin Resources, Inc.	150,187	4,447,037
Intercontinental Exchange, Inc.	27,950	2,145,442
Invesco Ltd.	138,763	2,528,262
Jefferies Financial Group, Inc.	75,050	1,561,790
Lazard Ltd., Class A	22,740	904,825
Legg Mason, Inc.	56,180	1,674,164
LPL Financial Holdings, Inc.	21,660	1,524,214
Moody’s Corp.	17,293	2,741,113
Morgan Stanley	150,246	6,355,406
MSCI, Inc.	7,640	1,300,863
Nasdaq, Inc.	12,163	1,070,831
Navient Corp.	295,012	3,363,137
Northern Trust Corp.	23,298	2,060,941
Raymond James Financial, Inc.	13,500	1,086,750
S&P Global, Inc.	20,782	3,982,870
Santander Consumer USA Holdings, Inc.	64,750	1,234,135
SEI Investments Co.	17,570	835,278
SLM Corp. *	156,730	1,678,578
State Street Corp.	73,699	5,225,259
Synchrony Financial	241,357	7,250,364
T. Rowe Price Group, Inc.	48,060	4,491,688
TD Ameritrade Holding Corp.	25,351	1,418,388
The Bank of New York Mellon Corp.	163,774	8,568,656
The Charles Schwab Corp. (a)	56,715	2,652,561
The Goldman Sachs Group, Inc.	101,346	20,067,521
Voya Financial, Inc.	57,779	2,682,679
Waddell & Reed Financial, Inc., Class A	56,810	972,587
		223,638,882

Energy 11.1%
Anadarko Petroleum Corp.	115,684	5,475,324
Apache Corp.	185,626	6,092,245
Baker Hughes, a GE Co.	158,251	3,729,976
Chevron Corp.	878,906	100,766,573
CNX Resources Corp. *	72,865	884,581
Concho Resources, Inc. *	12,244	1,467,321
ConocoPhillips	494,782	33,491,794
Devon Energy Corp.	82,252	2,192,016
EOG Resources, Inc.	67,199	6,666,141
EQT Corp.	32,460	631,996
Equitrans Midstream Corp. *	26,638	554,603
Exxon Mobil Corp.	2,163,313	158,527,577
Halliburton Co.	257,991	8,090,598
Helmerich & Payne, Inc.	39,044	2,186,073
Hess Corp.	159,930	8,636,220
HollyFrontier Corp.	120,828	6,807,449
Kinder Morgan, Inc.	615,968	11,149,021
Marathon Oil Corp.	440,418	6,954,200
Marathon Petroleum Corp.	362,354	24,009,576
Murphy Oil Corp.	128,582	3,516,718
Nabors Industries Ltd.	418,970	1,240,151

2

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Oilwell Varco, Inc.	236,125	6,960,965
Noble Corp. plc *	506,255	1,670,641
Noble Energy, Inc.	116,811	2,609,558
Occidental Petroleum Corp.	230,787	15,411,956
Oceaneering International, Inc. *	86,980	1,364,716
ONEOK, Inc.	37,785	2,426,175
Patterson-UTI Energy, Inc.	88,740	1,076,416
PBF Energy, Inc., Class A	67,063	2,455,847
Phillips 66	286,007	27,287,928
Pioneer Natural Resources Co.	14,890	2,119,145
QEP Resources, Inc. *	133,122	1,100,919
Rowan Cos. plc, Class A *	74,870	912,665
Schlumberger Ltd.	415,873	18,385,745
SM Energy Co.	51,480	1,010,038
Targa Resources Corp.	35,450	1,524,704
The Williams Cos., Inc.	207,262	5,581,566
Transocean Ltd. *	437,216	3,746,941
Valero Energy Corp.	317,819	27,910,865
Weatherford International plc *	1,594,280	1,033,731
World Fuel Services Corp.	251,656	6,263,718
		523,924,392

Food & Staples Retailing 3.2%
Casey’s General Stores, Inc.	15,184	1,953,877
Costco Wholesale Corp.	112,275	24,097,583
Performance Food Group Co. *	38,010	1,298,422
Rite Aid Corp. *	1,250,800	1,004,768
SpartanNash, Co.	59,080	1,225,910
Sysco Corp.	132,141	8,437,203
The Kroger Co.	572,883	16,229,775
U.S. Foods Holding Corp. *	78,815	2,657,642
United Natural Foods, Inc. *	61,650	807,615
Walgreens Boots Alliance, Inc.	289,913	20,949,113
Walmart, Inc.	746,030	71,492,055
		150,153,963

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	353,880	17,463,978
Archer-Daniels-Midland Co.	444,121	19,941,033
Brown-Forman Corp., Class B	46,873	2,214,749
Bunge Ltd.	142,454	7,844,942
Campbell Soup Co.	43,280	1,533,411
ConAgra Brands, Inc.	106,391	2,302,301
Constellation Brands, Inc., Class A	12,476	2,166,582
Dean Foods Co.	144,680	603,316
Flowers Foods, Inc.	52,100	1,024,286
General Mills, Inc.	208,813	9,279,650
Hormel Foods Corp.	54,551	2,308,598
Ingredion, Inc.	21,654	2,143,746
Kellogg Co.	53,434	3,153,140
McCormick & Co., Inc. — Non Voting Shares	15,741	1,946,217
Molson Coors Brewing Co., Class B	36,025	2,399,625
Mondelez International, Inc., Class A	413,309	19,119,674
Monster Beverage Corp. *	30,260	1,732,083
PepsiCo, Inc.	289,218	32,586,192
Philip Morris International, Inc.	386,001	29,613,997
Sanderson Farms, Inc.	10,440	1,285,164
The Coca-Cola Co.	708,653	34,107,469
The Hershey Co.	24,760	2,627,036
The JM Smucker Co.	33,415	3,504,565
The Kraft Heinz Co.	123,314	5,926,471
Tyson Foods, Inc., Class A	117,147	7,253,742
		214,081,967

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.1%
Abbott Laboratories	191,411	13,969,175
AmerisourceBergen Corp.	31,082	2,591,306
Anthem, Inc.	86,806	26,302,218
Baxter International, Inc.	62,779	4,550,850
Becton, Dickinson & Co.	25,182	6,281,902
Boston Scientific Corp. *	55,710	2,125,336
Cardinal Health, Inc.	224,803	11,233,406
Centene Corp. *	22,414	2,926,596
Cerner Corp. *	37,841	2,077,849
Cigna Corp. *	109,683	21,915,760
Community Health Systems, Inc. *	413,152	1,627,819
CVS Health Corp.	733,200	48,061,260
Danaher Corp.	55,211	6,124,004
DaVita, Inc. *	44,800	2,514,624
DENTSPLY SIRONA, Inc.	40,435	1,696,248
Edwards Lifesciences Corp. *	13,333	2,272,210
HCA Healthcare, Inc.	78,082	10,886,973
Henry Schein, Inc. *	43,480	3,378,396
Humana, Inc.	39,741	12,279,572
Intuitive Surgical, Inc. *	4,398	2,302,969
Laboratory Corp. of America Holdings *	14,989	2,088,717
Magellan Health, Inc. *	14,810	965,020
McKesson Corp.	115,299	14,787,097
MEDNAX, Inc. *	28,930	1,044,662
Medtronic plc	206,584	18,259,960
Molina Healthcare, Inc. *	11,710	1,557,196
Owens & Minor, Inc.	140,372	1,062,616
Patterson Cos., Inc.	57,365	1,278,666
Quest Diagnostics, Inc.	41,428	3,618,736
ResMed, Inc.	13,560	1,290,505
Stryker Corp.	30,781	5,465,782
Tenet Healthcare Corp. *	63,783	1,402,588
UnitedHealth Group, Inc.	150,228	40,591,606
Universal Health Services, Inc., Class B	23,553	3,121,479
Varian Medical Systems, Inc. *	15,141	1,999,066
WellCare Health Plans, Inc. *	8,111	2,242,529
Zimmer Biomet Holdings, Inc.	27,165	2,976,197
		288,870,895

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	41,155	2,659,024
Colgate-Palmolive Co.	147,554	9,543,793
Herbalife Nutrition Ltd. *	25,010	1,493,097
Kimberly-Clark Corp.	60,449	6,732,810
Nu Skin Enterprises, Inc., Class A	18,400	1,207,960
The Clorox Co.	17,090	2,535,814
The Estee Lauder Cos., Inc., Class A	24,490	3,340,926
The Procter & Gamble Co.	644,892	62,212,731
		89,726,155

Insurance 3.7%
Aflac, Inc.	211,410	10,084,257
Alleghany Corp.	3,343	2,111,305
American Financial Group, Inc.	13,980	1,333,552
American International Group, Inc.	712,470	30,800,078
Aon plc	48,947	7,646,990
Arch Capital Group Ltd. *	51,415	1,509,030
Arthur J. Gallagher & Co.	22,890	1,710,112
Assurant, Inc.	27,806	2,680,220
Assured Guaranty Ltd.	52,885	2,145,016
Axis Capital Holdings Ltd.	37,811	2,024,779
Chubb Ltd.	66,917	8,903,307
Cincinnati Financial Corp.	27,197	2,206,221
CNO Financial Group, Inc.	80,580	1,440,770
Everest Re Group Ltd.	14,374	3,148,625

3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fidelity National Financial, Inc.	56,322	2,036,604
First American Financial Corp.	25,400	1,272,032
Genworth Financial, Inc., Class A *	499,944	2,419,729
Lincoln National Corp.	60,418	3,533,849
Loews Corp.	98,315	4,709,288
Markel Corp. *	1,227	1,292,657
Marsh & McLennan Cos., Inc.	79,157	6,980,856
MetLife, Inc.	208,403	9,517,765
Old Republic International Corp.	63,246	1,274,407
Principal Financial Group, Inc.	60,428	3,025,630
Prudential Financial, Inc.	98,458	9,071,920
Reinsurance Group of America, Inc.	14,707	2,124,426
RenaissanceRe Holdings Ltd.	14,477	1,998,260
The Allstate Corp.	115,797	10,175,082
The Hartford Financial Services Group, Inc.	118,200	5,545,944
The Progressive Corp.	93,005	6,258,306
The Travelers Cos., Inc.	147,788	18,553,306
Torchmark Corp.	20,855	1,746,815
Unum Group	64,474	2,241,116
W. R. Berkley Corp.	23,713	1,823,293
White Mountains Insurance Group Ltd.	1,731	1,546,787
Willis Towers Watson plc	10,030	1,632,784
		176,525,118

Materials 3.3%
Air Products & Chemicals, Inc.	30,175	4,960,468
Albemarle Corp.	16,705	1,348,595
Alcoa Corp. *	120,360	3,572,285
AptarGroup, Inc.	10,890	1,079,417
Ashland Global Holdings, Inc.	20,935	1,588,967
Avery Dennison Corp.	18,260	1,907,257
Ball Corp.	47,275	2,471,537
Bemis Co., Inc.	36,088	1,762,538
Celanese Corp.	22,226	2,128,362
CF Industries Holdings, Inc.	83,104	3,627,490
Commercial Metals Co.	71,105	1,240,782
Crown Holdings, Inc. *	26,007	1,326,357
Domtar Corp.	46,859	2,197,687
DowDuPont, Inc.	329,455	17,727,974
Eastman Chemical Co.	39,258	3,164,980
Ecolab, Inc.	34,816	5,506,847
FMC Corp.	16,250	1,296,750
Freeport-McMoRan, Inc.	411,705	4,792,246
Graphic Packaging Holding Co.	105,790	1,276,885
Huntsman Corp.	68,755	1,510,547
International Flavors & Fragrances, Inc.	13,131	1,861,713
International Paper Co.	126,724	6,010,519
Linde plc	118,510	19,318,315
LyondellBasell Industries N.V., Class A	170,348	14,815,166
Martin Marietta Materials, Inc.	8,606	1,520,508
Newmont Mining Corp.	107,513	3,667,268
Nucor Corp.	107,588	6,588,689
Owens-Illinois, Inc.	70,845	1,421,859
Packaging Corp. of America	18,001	1,697,854
PPG Industries, Inc.	59,462	6,269,673
Reliance Steel & Aluminum Co.	35,751	2,927,292
RPM International, Inc.	25,215	1,441,289
Sealed Air Corp.	36,670	1,448,465
Sonoco Products Co.	30,659	1,765,345
Steel Dynamics, Inc.	50,627	1,852,442
The Mosaic Co.	231,691	7,478,986
The Sherwin-Williams Co.	8,659	3,649,942
United States Steel Corp.	59,614	1,343,700
Vulcan Materials Co.	12,753	1,296,342
WestRock Co.	70,200	2,857,842
		153,721,180

Security	Number of Shares	Value ($)
Media & Entertainment 4.2%
Activision Blizzard, Inc.	90,646	4,282,117
Alphabet, Inc., Class A *	17,898	20,151,179
Alphabet, Inc., Class C *	18,206	20,324,632
CBS Corp., Class B — Non Voting Shares	162,848	8,054,462
Charter Communications, Inc., Class A *	12,800	4,237,440
Cinemark Holdings, Inc.	27,030	1,106,068
Comcast Corp., Class A	1,053,887	38,540,648
Discovery, Inc., Class A *	66,761	1,894,677
Discovery, Inc., Class C *	154,346	4,113,321
DISH Network Corp., Class A *	53,245	1,633,024
Electronic Arts, Inc. *	21,785	2,009,448
Facebook, Inc., Class A *	57,033	9,506,831
IAC/InterActiveCorp *	7,652	1,616,715
Liberty Media Corp. — Liberty SiriusXM, Class A *	25,670	1,021,153
Liberty Media Corp. — Liberty SiriusXM, Class C *	51,723	2,066,851
News Corp., Class A	131,897	1,692,239
News Corp., Class B	41,800	540,474
Omnicom Group, Inc.	57,307	4,463,069
TEGNA, Inc.	92,320	1,083,837
The Interpublic Group of Cos., Inc.	77,215	1,756,641
The Walt Disney Co.	355,422	39,636,661
Tribune Media Co., Class A	32,620	1,497,584
Twenty-First Century Fox, Inc., Class A	260,162	12,828,588
Twenty-First Century Fox, Inc., Class B	118,532	5,815,180
Viacom, Inc., Class B	338,262	9,951,668
		199,824,507

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
AbbVie, Inc.	179,760	14,432,930
Agilent Technologies, Inc.	35,271	2,682,360
Alexion Pharmaceuticals, Inc. *	10,400	1,278,784
Allergan plc	34,227	4,928,003
Amgen, Inc.	111,315	20,828,150
Biogen, Inc. *	20,556	6,861,182
Bristol-Myers Squibb Co.	215,002	10,614,649
Celgene Corp. *	97,200	8,598,312
Eli Lilly & Co.	132,942	15,934,428
Gilead Sciences, Inc.	358,599	25,105,516
IQVIA Holdings, Inc. *	12,500	1,612,625
Johnson & Johnson	430,697	57,317,157
Mallinckrodt plc *	61,560	1,345,702
Merck & Co., Inc.	637,083	47,418,088
Mettler-Toledo International, Inc. *	2,610	1,665,598
Mylan N.V. *	88,810	2,659,859
Perrigo Co., plc	18,720	869,544
Pfizer, Inc.	1,537,047	65,247,645
Regeneron Pharmaceuticals, Inc. *	3,606	1,547,948
Thermo Fisher Scientific, Inc.	31,708	7,789,704
United Therapeutics Corp. *	13,150	1,516,589
Waters Corp. *	8,085	1,869,414
Zoetis, Inc.	22,647	1,951,265
		304,075,452

Real Estate 1.7%
American Tower Corp.	24,837	4,292,827
AvalonBay Communities, Inc.	12,908	2,490,211
Boston Properties, Inc.	23,461	3,093,802
Brixmor Property Group, Inc.	79,620	1,363,891
Camden Property Trust	11,940	1,157,583
CBRE Group, Inc., Class A *	40,450	1,850,587
CoreCivic, Inc.	67,540	1,342,020
Crown Castle International Corp.	30,608	3,582,972
Digital Realty Trust, Inc.	18,733	2,029,533

4

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Duke Realty Corp.	42,790	1,251,180
Equinix, Inc.	4,310	1,698,140
Equity Residential	49,476	3,589,978
Essex Property Trust, Inc.	5,030	1,364,136
HCP, Inc.	104,050	3,281,737
Hospitality Properties Trust	57,041	1,520,713
Host Hotels & Resorts, Inc.	187,281	3,382,295
Iron Mountain, Inc.	75,118	2,794,389
Jones Lang LaSalle, Inc.	9,640	1,382,472
Kimco Realty Corp.	81,070	1,379,001
Mid-America Apartment Communities, Inc.	10,590	1,072,555
Outfront Media, Inc.	50,760	1,053,270
Park Hotels & Resorts, Inc.	31,810	956,527
Prologis, Inc.	49,136	3,398,246
Public Storage	12,355	2,625,685
Realogy Holdings Corp.	60,220	1,068,905
Realty Income Corp.	20,630	1,417,075
Senior Housing Properties Trust	72,280	995,296
Simon Property Group, Inc.	35,400	6,447,048
SL Green Realty Corp.	14,430	1,333,765
The Macerich Co.	24,649	1,137,798
UDR, Inc.	28,840	1,261,750
Ventas, Inc.	64,546	4,162,571
VEREIT, Inc.	163,090	1,317,767
Vornado Realty Trust	28,069	1,962,304
Welltower, Inc.	69,383	5,376,489
Weyerhaeuser Co.	123,224	3,233,398
		81,667,916

Retailing 5.0%
Abercrombie & Fitch Co., Class A	78,998	1,711,887
Advance Auto Parts, Inc.	14,626	2,328,459
Amazon.com, Inc. *	7,127	12,249,389
American Eagle Outfitters, Inc.	77,065	1,627,613
AutoNation, Inc. *	39,860	1,544,575
AutoZone, Inc. *	2,962	2,509,821
Bed Bath & Beyond, Inc.	367,102	5,539,569
Best Buy Co., Inc.	105,537	6,252,012
Big Lots, Inc.	41,435	1,306,860
Booking Holdings, Inc. *	3,566	6,535,801
CarMax, Inc. *	49,499	2,909,551
Chico’s FAS, Inc.	155,090	899,522
Core-Mark Holding Co., Inc.	77,918	2,172,354
Dick’s Sporting Goods, Inc.	57,855	2,042,860
Dillard’s, Inc., Class A	16,925	1,130,421
Dollar General Corp.	78,344	9,043,248
Dollar Tree, Inc. *	39,195	3,795,252
DSW, Inc., Class A	42,700	1,163,575
eBay, Inc. *	159,024	5,351,158
Expedia Group, Inc.	15,740	1,876,995
Foot Locker, Inc.	71,664	4,005,301
GameStop Corp., Class A (b)	218,278	2,475,273
Genuine Parts Co.	46,403	4,631,948
GNC Holdings, Inc., Class A *(b)	396,500	1,209,325
Group 1 Automotive, Inc.	18,140	1,107,084
Kohl’s Corp.	124,497	8,551,699
L Brands, Inc.	130,227	3,625,520
LKQ Corp. *	61,815	1,620,789
Lowe’s Cos., Inc.	237,706	22,857,809
Macy’s, Inc.	216,380	5,690,794
Murphy USA, Inc. *	36,539	2,687,443
Nordstrom, Inc.	62,254	2,889,208
O'Reilly Automotive, Inc. *	15,649	5,393,584
Office Depot, Inc.	583,056	1,720,015
Qurate Retail, Inc. *	200,204	4,354,437
Ross Stores, Inc.	52,859	4,869,371
Sally Beauty Holdings, Inc. *	68,050	1,171,821
Signet Jewelers Ltd.	47,520	1,157,587
Security	Number of Shares	Value ($)
Target Corp.	309,938	22,625,474
The Gap, Inc.	140,205	3,566,815
The Home Depot, Inc.	196,923	36,141,278
The TJX Cos., Inc.	277,056	13,777,995
Tiffany & Co.	22,568	2,002,459
Tractor Supply Co.	34,143	2,915,812
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,060	1,185,195
Urban Outfitters, Inc. *	33,514	1,082,502
Williams-Sonoma, Inc.	34,515	1,878,651
		237,186,111

Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	31,968	3,160,357
Applied Materials, Inc.	143,649	5,613,803
Broadcom, Inc.	12,872	3,452,914
First Solar, Inc. *	20,930	1,058,849
Intel Corp.	1,135,973	53,527,048
KLA-Tencor Corp.	30,219	3,220,439
Lam Research Corp.	17,388	2,948,657
Marvell Technology Group Ltd.	98,030	1,816,496
Maxim Integrated Products, Inc.	38,698	2,100,140
Microchip Technology, Inc.	19,420	1,560,785
Micron Technology, Inc. *	142,870	5,460,491
NVIDIA Corp.	16,510	2,373,313
NXP Semiconductors N.V.	31,601	2,750,235
ON Semiconductor Corp. *	53,950	1,081,158
Qorvo, Inc. *	25,500	1,666,680
QUALCOMM, Inc.	442,573	21,916,215
Skyworks Solutions, Inc.	24,710	1,804,818
Texas Instruments, Inc.	139,102	14,004,789
Xilinx, Inc.	33,248	3,721,781
		133,238,968

Software & Services 6.0%
Accenture plc, Class A	80,999	12,437,396
Adobe Systems, Inc. *	12,572	3,115,593
Akamai Technologies, Inc. *	21,450	1,396,395
Alliance Data Systems Corp.	10,806	1,919,038
Amdocs Ltd.	37,670	2,105,000
Autodesk, Inc. *	8,470	1,246,784
Automatic Data Processing, Inc.	45,696	6,390,129
Booz Allen Hamilton Holding Corp.	36,171	1,777,081
Broadridge Financial Solutions, Inc.	12,130	1,223,068
CACI International, Inc., Class A *	6,914	1,155,883
Citrix Systems, Inc.	18,046	1,850,437
Cognizant Technology Solutions Corp., Class A	74,504	5,191,439
Conduent, Inc. *	73,250	933,937
DXC Technology Co.	56,698	3,635,476
Fidelity National Information Services, Inc.	38,881	4,064,231
First Data Corp., Class A *	76,680	1,890,162
Fiserv, Inc. *	56,407	4,677,832
Genpact Ltd.	33,290	993,041
Global Payments, Inc.	11,480	1,288,974
International Business Machines Corp.	409,157	54,998,884
Intuit, Inc.	23,271	5,022,347
Jack Henry & Associates, Inc.	7,910	1,056,380
Leidos Holdings, Inc.	34,541	2,003,378
Mastercard, Inc., Class A	54,342	11,473,226
Microsoft Corp.	799,837	83,526,978
Oracle Corp.	645,299	32,413,369
Paychex, Inc.	39,162	2,772,670
PayPal Holdings, Inc. *	41,997	3,727,654
Red Hat, Inc. *	7,230	1,285,783
salesforce.com, Inc. *	8,550	1,299,343
Symantec Corp.	239,002	5,023,822
Teradata Corp. *	45,858	2,035,178

5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Western Union Co.	179,748	3,280,401
Total System Services, Inc.	16,430	1,472,292
Visa, Inc., Class A	104,563	14,117,051
		282,800,652

Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	32,603	2,866,456
Anixter International, Inc. *	16,720	1,015,071
Apple, Inc.	915,371	152,354,349
ARRIS International plc *	38,200	1,199,098
Arrow Electronics, Inc. *	57,164	4,341,606
Avnet, Inc.	126,608	5,216,250
CDW Corp.	20,967	1,745,922
Cisco Systems, Inc.	835,257	39,499,304
CommScope Holding Co., Inc. *	48,500	1,014,135
Corning, Inc.	335,071	11,144,462
F5 Networks, Inc. *	10,891	1,752,906
FLIR Systems, Inc.	22,190	1,084,647
Hewlett Packard Enterprise Co.	598,004	9,322,882
HP, Inc.	399,169	8,793,693
Jabil, Inc.	114,328	3,046,841
Juniper Networks, Inc.	150,399	3,901,350
Keysight Technologies, Inc. *	19,360	1,433,027
Motorola Solutions, Inc.	57,163	6,682,926
NCR Corp. *	40,000	1,070,000
NetApp, Inc.	55,540	3,541,786
Sanmina Corp. *	50,700	1,582,854
SYNNEX Corp.	25,783	2,494,763
Tech Data Corp. *	42,746	4,087,800
Trimble, Inc. *	27,000	1,016,820
Western Digital Corp.	107,488	4,835,885
Xerox Corp.	124,899	3,523,401
		278,568,234

Telecommunication Services 3.8%
AT&T, Inc.	3,033,555	91,188,663
CenturyLink, Inc.	682,108	10,449,895
Frontier Communications Corp. *(b)	673,599	1,347,198
Sprint Corp. *	272,640	1,701,274
T-Mobile US, Inc. *	48,107	3,349,209
Telephone & Data Systems, Inc.	62,608	2,267,662
Verizon Communications, Inc.	1,242,413	68,407,260
Windstream Holdings, Inc. *	364,050	1,095,790
		179,806,951

Transportation 2.2%
Alaska Air Group, Inc.	35,905	2,296,125
American Airlines Group, Inc.	224,065	8,014,805
Avis Budget Group, Inc. *	72,297	1,925,992
C.H. Robinson Worldwide, Inc.	41,535	3,603,992
CSX Corp.	141,241	9,279,534
Delta Air Lines, Inc.	46,597	2,303,290
Expeditors International of Washington, Inc.	47,302	3,278,029
FedEx Corp.	66,211	11,757,087
Hertz Global Holdings, Inc. *	153,942	2,553,898
JB Hunt Transport Services, Inc.	15,812	1,692,517
JetBlue Airways Corp. *	110,270	1,983,757
Kansas City Southern	17,587	1,859,825
Kirby Corp. *	14,780	1,107,170
Landstar System, Inc.	9,590	974,152
Norfolk Southern Corp.	54,851	9,200,707
Old Dominion Freight Line, Inc.	7,910	1,075,206
Ryder System, Inc.	34,995	2,026,560
Southwest Airlines Co.	36,190	2,054,144
Union Pacific Corp.	157,621	25,072,772
Security	Number of Shares	Value ($)
United Continental Holdings, Inc. *	25,519	2,227,043
United Parcel Service, Inc., Class B	101,884	10,738,574
		105,025,179

Utilities 4.2%
AES Corp.	467,556	7,663,243
Alliant Energy Corp.	44,727	1,989,010
Ameren Corp.	61,644	4,274,395
American Electric Power Co., Inc.	128,191	10,142,472
American Water Works Co., Inc.	27,255	2,607,486
Atmos Energy Corp.	18,934	1,848,526
CenterPoint Energy, Inc.	128,100	3,960,852
CMS Energy Corp.	64,824	3,379,923
Consolidated Edison, Inc.	85,981	6,676,425
Dominion Energy, Inc.	170,988	12,010,197
DTE Energy Co.	44,273	5,213,146
Duke Energy Corp.	201,546	17,691,708
Edison International	100,895	5,747,988
Entergy Corp.	64,320	5,736,701
Evergy, Inc.	60,642	3,475,999
Eversource Energy	71,453	4,959,553
Exelon Corp.	322,541	15,404,558
FirstEnergy Corp.	144,925	5,681,060
MDU Resources Group, Inc.	56,708	1,457,963
NextEra Energy, Inc.	69,389	12,419,243
NiSource, Inc.	62,025	1,692,042
NRG Energy, Inc.	66,046	2,701,942
OGE Energy Corp.	48,714	1,994,838
PG&E Corp. *	212,060	2,756,780
Pinnacle West Capital Corp.	30,131	2,655,144
Portland General Electric Co.	23,450	1,133,104
PPL Corp.	239,967	7,515,766
Public Service Enterprise Group, Inc.	137,789	7,516,390
Sempra Energy	51,444	6,017,919
The Southern Co.	282,127	13,711,372
UGI Corp.	44,058	2,512,628
Vectren Corp.	18,000	1,302,840
Vistra Energy Corp. *	110,957	2,786,130
WEC Energy Group, Inc.	53,455	3,903,819
Xcel Energy, Inc.	123,408	6,461,643
		197,002,805
Total Common Stock
(Cost $3,247,341,327)		4,683,454,575

Other Investment Companies 0.5% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	19,141,992	19,141,992

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	4,738,480	4,738,480
Total Other Investment Companies
(Cost $23,880,472)		23,880,472

6

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	304	41,108,400	975,272
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,642,572.
(c)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	53,515	3,700	(500)	56,715	$2,652,561	$25,114	$15,241	$6,892

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,683,454,575	$—	$—	$4,683,454,575
Other Investment Companies[1]	23,880,472	—	—	23,880,472
Futures Contracts[2]	975,272	—	—	975,272
Total	$4,708,310,319	$—	$—	$4,708,310,319
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
7

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	182,014	2,690,167
Cooper-Standard Holding, Inc. *	29,581	2,261,763
Dorman Products, Inc. *	20,484	1,760,600
Gentherm, Inc. *	30,123	1,282,035
LCI Industries	26,057	2,148,139
Modine Manufacturing Co. *	72,226	1,056,666
Standard Motor Products, Inc.	29,203	1,435,619
Superior Industries International, Inc.	121,953	628,058
Tesla, Inc. *	2,077	637,681
Tower International, Inc.	42,040	1,222,944
Winnebago Industries, Inc.	36,647	1,048,104
		16,171,776

Banks 6.0%
Associated Banc-Corp.	95,831	2,074,741
BancorpSouth Bank	34,723	1,013,217
Bank of Hawaii Corp.	27,891	2,156,811
Bank OZK	34,135	1,035,656
BankUnited, Inc.	65,918	2,228,688
Banner Corp.	10,345	564,216
BOK Financial Corp.	16,565	1,376,717
Capitol Federal Financial, Inc.	108,221	1,392,804
Cathay General Bancorp	31,810	1,180,787
Central Pacific Financial Corp.	21,654	619,954
Chemical Financial Corp.	16,974	754,664
Columbia Banking System, Inc.	30,115	1,106,726
Commerce Bancshares, Inc.	45,966	2,748,767
Community Bank System, Inc.	18,828	1,128,739
Cullen/Frost Bankers, Inc.	24,841	2,416,532
CVB Financial Corp.	42,601	933,388
East West Bancorp, Inc.	65,732	3,307,634
Essent Group Ltd. *	15,961	634,450
F.N.B. Corp.	155,035	1,806,158
First BanCorp	90,605	964,943
First Citizens BancShares, Inc., Class A	3,334	1,358,705
First Commonwealth Financial Corp.	58,085	789,956
First Financial Bancorp	36,289	955,489
First Financial Bankshares, Inc.	16,566	1,012,183
First Hawaiian, Inc.	26,764	688,638
First Horizon National Corp.	109,377	1,605,654
First Midwest Bancorp, Inc.	35,929	791,157
Fulton Financial Corp.	136,937	2,197,839
Glacier Bancorp, Inc.	32,708	1,379,623
Great Western Bancorp, Inc.	29,042	1,024,892
Hancock Whitney Corp.	46,711	1,918,888
Home BancShares, Inc.	45,455	832,281
Hope Bancorp, Inc.	44,029	630,055
IBERIABANK Corp.	16,620	1,228,052
International Bancshares Corp.	34,385	1,219,636
Investors Bancorp, Inc.	112,950	1,371,213
MB Financial, Inc.	34,778	1,543,448
Security	Number of Shares	Value ($)
MGIC Investment Corp. *	104,658	1,306,132
National Bank Holdings Corp., Class A	23,797	760,552
NBT Bancorp, Inc.	26,957	960,208
Northwest Bancshares, Inc.	74,495	1,314,092
Ocwen Financial Corp. *	524,967	881,945
Old National Bancorp	86,124	1,390,041
PacWest Bancorp	58,441	2,255,238
Park National Corp.	9,822	923,464
Popular, Inc.	70,345	3,841,540
Prosperity Bancshares, Inc.	30,055	2,138,113
Provident Financial Services, Inc.	34,925	862,997
Radian Group, Inc.	110,424	2,124,558
Signature Bank	16,990	2,162,997
South State Corp.	9,016	598,212
SVB Financial Group *	11,723	2,735,914
Synovus Financial Corp.	69,949	2,477,594
TCF Financial Corp.	102,562	2,272,774
Texas Capital Bancshares, Inc. *	14,565	848,703
The Bank of N.T. Butterfield & Son Ltd.	19,188	672,539
Trustmark Corp.	46,302	1,459,902
UMB Financial Corp.	19,188	1,234,940
Umpqua Holdings Corp.	117,618	2,079,486
Union Bankshares Corp.	23,767	750,086
United Bankshares, Inc.	44,444	1,571,984
United Community Banks, Inc.	22,400	576,128
Valley National Bancorp	171,046	1,729,275
Walker & Dunlop, Inc.	12,874	618,853
Washington Federal, Inc.	75,587	2,198,826
Webster Financial Corp.	39,000	2,101,320
WesBanco, Inc.	13,388	543,687
Westamerica Bancorp	17,036	1,067,476
Western Alliance Bancorp *	18,501	819,224
Wintrust Financial Corp.	19,429	1,382,179
Zions Bancorp NA	67,727	3,223,128
		101,877,408

Capital Goods 12.5%
A.O. Smith Corp.	71,999	3,445,872
AAON, Inc.	17,531	647,595
AAR Corp.	59,793	2,253,000
Actuant Corp., Class A	107,748	2,466,352
Acuity Brands, Inc.	29,776	3,600,216
Aegion Corp. *	66,796	1,212,347
Air Lease Corp.	59,274	2,248,856
Aircastle Ltd.	76,087	1,585,653
Alamo Group, Inc.	10,018	862,850
Albany International Corp., Class A	16,201	1,112,361
Allegion plc	25,886	2,222,572
Altra Industrial Motion Corp.	27,091	829,256
American Woodmark Corp. *	12,278	858,846
Apogee Enterprises, Inc.	34,393	1,171,770
Applied Industrial Technologies, Inc.	51,500	3,039,015
Armstrong Flooring, Inc. *	97,310	1,315,631
Armstrong World Industries, Inc.	41,610	2,831,144
Astec Industries, Inc.	35,846	1,327,019
Atkore International Group, Inc. *	52,850	1,225,592

8

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AZZ, Inc.	30,514	1,365,502
Barnes Group, Inc.	36,845	2,176,803
Beacon Roofing Supply, Inc. *	69,643	2,530,130
BMC Stock Holdings, Inc. *	69,105	1,185,842
Briggs & Stratton Corp.	105,409	1,357,668
Builders FirstSource, Inc. *	43,948	580,993
BWX Technologies, Inc.	51,633	2,396,804
Chart Industries, Inc. *	22,324	1,667,603
CIRCOR International, Inc. *	25,310	699,822
Colfax Corp. *	118,779	2,939,780
Comfort Systems USA, Inc.	34,025	1,632,179
Crane Co.	36,104	2,987,967
Cubic Corp.	25,101	1,613,241
Curtiss-Wright Corp.	29,554	3,354,970
DXP Enterprises, Inc. *	16,744	551,045
Dycom Industries, Inc. *	26,963	1,565,202
Encore Wire Corp.	39,172	2,111,371
EnerSys	51,813	4,417,576
EnPro Industries, Inc.	15,446	1,020,208
ESCO Technologies, Inc.	17,027	1,108,628
Esterline Technologies Corp. *	35,964	4,376,819
Federal Signal Corp.	55,365	1,216,923
Franklin Electric Co., Inc.	39,534	1,888,935
Generac Holdings, Inc. *	67,223	3,558,113
Gibraltar Industries, Inc. *	24,217	863,336
Global Brass & Copper Holdings, Inc.	32,358	978,506
GMS, Inc. *	31,795	601,879
Graco, Inc.	76,731	3,324,754
Granite Construction, Inc.	53,747	2,322,945
Griffon Corp.	73,829	1,174,619
H&E Equipment Services, Inc.	57,463	1,538,285
Harsco Corp. *	77,002	1,640,143
HEICO Corp.	5,152	435,344
HEICO Corp., Class A	10,154	711,085
Herc Holdings, Inc. *	35,944	1,331,725
Hexcel Corp.	62,544	4,234,854
Hillenbrand, Inc.	47,651	2,020,402
Hyster-Yale Materials Handling, Inc.	24,331	1,693,194
ITT, Inc.	68,277	3,588,639
John Bean Technologies Corp.	6,572	522,080
Kaman Corp.	25,278	1,494,435
KBR, Inc.	228,327	3,927,224
Kennametal, Inc.	92,199	3,464,838
Lennox International, Inc.	16,445	3,770,510
Lindsay Corp.	13,515	1,160,668
Masonite International Corp. *	30,612	1,751,006
MasTec, Inc. *	70,106	3,111,304
Maxar Technologies, Inc.	87,228	490,221
Meritor, Inc. *	53,980	1,116,306
Milacron Holdings Corp. *	45,665	632,917
Moog, Inc., Class A	43,858	3,923,975
MRC Global, Inc. *	213,191	3,330,043
Mueller Industries, Inc.	145,543	3,771,019
Mueller Water Products, Inc., Class A	115,032	1,136,516
MYR Group, Inc. *	42,865	1,306,097
National Presto Industries, Inc.	8,098	968,683
Nordson Corp.	32,403	4,200,725
NOW, Inc. *	320,766	4,339,964
Primoris Services Corp.	65,249	1,301,718
Quanex Building Products Corp.	62,368	976,059
Raven Industries, Inc.	24,953	923,011
RBC Bearings, Inc. *	7,827	1,091,240
Rexnord Corp. *	77,626	2,029,920
Rush Enterprises, Inc., Class A	67,229	2,571,509
Simpson Manufacturing Co., Inc.	28,381	1,742,026
SPX FLOW, Inc. *	53,948	1,767,876
Standex International Corp.	11,316	843,947
Teledyne Technologies, Inc. *	18,422	4,130,581
Tennant Co.	20,873	1,225,871
Security	Number of Shares	Value ($)
Textainer Group Holdings Ltd. *	72,208	940,148
The Greenbrier Cos., Inc.	58,226	2,469,365
The Middleby Corp. *	22,695	2,669,386
The Toro Co.	61,869	3,681,206
Titan International, Inc.	118,116	663,812
Titan Machinery, Inc. *	46,171	865,245
Trex Co., Inc. *	11,101	774,406
TriMas Corp. *	38,113	1,104,896
Triton International Ltd.	44,049	1,583,562
Triumph Group, Inc.	131,450	2,346,383
Tutor Perini Corp. *	131,673	2,266,092
Univar, Inc. *	124,323	2,589,648
Universal Forest Products, Inc.	104,878	3,232,340
USG Corp.	50,568	2,182,009
Veritiv Corp. *	62,961	2,150,118
Wabash National Corp.	126,023	1,756,761
Watts Water Technologies, Inc., Class A	21,423	1,603,940
Welbilt, Inc. *	106,432	1,492,177
Woodward, Inc.	43,399	3,942,799
		210,356,363

Commercial & Professional Services 5.1%
ACCO Brands Corp.	168,934	1,491,687
Advanced Disposal Services, Inc. *	39,775	1,002,330
ASGN, Inc. *	27,429	1,727,753
Brady Corp., Class A	44,540	1,991,383
CBIZ, Inc. *	42,628	835,509
Cimpress N.V. *	9,719	808,329
Clean Harbors, Inc. *	53,573	3,172,057
Copart, Inc. *	69,453	3,516,405
CoStar Group, Inc. *	3,013	1,177,300
Covanta Holding Corp.	168,153	2,707,263
Deluxe Corp.	62,261	2,924,399
Essendant, Inc. (a)	385,082	4,929,050
Exponent, Inc.	19,634	980,915
FTI Consulting, Inc. *	40,887	2,793,400
Healthcare Services Group, Inc.	49,914	2,177,249
Herman Miller, Inc.	71,394	2,443,817
HNI Corp.	69,765	2,711,766
Huron Consulting Group, Inc. *	31,599	1,527,812
ICF International, Inc.	17,751	1,170,146
Insperity, Inc.	15,028	1,603,187
Interface, Inc.	63,093	1,035,356
Kelly Services, Inc., Class A	152,458	3,415,059
Kforce, Inc.	44,024	1,444,427
Kimball International, Inc., Class B	52,327	739,380
Knoll, Inc.	58,178	1,172,868
Korn Ferry	32,907	1,500,559
LSC Communications, Inc.	337,270	2,674,551
Matthews International Corp., Class A	27,635	1,229,481
McGrath RentCorp	21,644	1,090,858
Mobile Mini, Inc.	27,936	1,055,701
MSA Safety, Inc.	18,666	1,869,960
Navigant Consulting, Inc.	56,743	1,470,779
Quad Graphics, Inc.	95,943	1,296,190
Rollins, Inc.	40,532	1,509,412
RR Donnelley & Sons Co.	505,899	2,580,085
SP Plus Corp. *	23,316	771,760
Steelcase, Inc., Class A	185,918	3,067,647
Stericycle, Inc. *	67,156	2,960,236
Team, Inc. *(b)	52,825	757,510
Tetra Tech, Inc.	49,377	2,725,117
The Brink’s Co.	31,160	2,307,398
TransUnion	34,726	2,112,035
TrueBlue, Inc. *	72,732	1,773,933

9

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UniFirst Corp.	14,290	1,978,165
Viad Corp.	24,121	1,271,177
		85,501,401

Consumer Durables & Apparel 4.1%
American Outdoor Brands Corp. *	126,298	1,524,417
Callaway Golf Co.	55,807	909,096
Cavco Industries, Inc. *	3,210	533,791
Columbia Sportswear Co.	19,771	1,763,375
Crocs, Inc. *	64,282	1,846,179
Deckers Outdoor Corp. *	35,866	4,606,988
Ethan Allen Interiors, Inc.	52,931	1,004,630
G-III Apparel Group Ltd. *	64,746	2,257,693
GoPro, Inc., Class A *(b)	197,496	973,655
Helen of Troy Ltd. *	25,337	2,940,105
iRobot Corp. *	13,153	1,181,008
KB Home	67,385	1,442,713
La-Z-Boy, Inc.	81,137	2,403,278
lululemon Athletica, Inc. *	33,291	4,920,743
M.D.C. Holdings, Inc.	61,180	2,014,657
M/I Homes, Inc. *	39,954	1,058,381
Meritage Homes Corp. *	53,925	2,430,939
Movado Group, Inc.	23,877	762,870
Oxford Industries, Inc.	17,887	1,369,786
Skechers U.S.A., Inc., Class A *	102,476	2,784,273
Steven Madden Ltd.	97,100	3,170,315
Sturm, Ruger & Co., Inc.	29,460	1,604,981
Taylor Morrison Home Corp., Class A *	136,495	2,579,756
Tempur Sealy International, Inc. *	48,170	2,553,973
Toll Brothers, Inc.	99,206	3,664,670
TopBuild Corp. *	30,963	1,635,156
TRI Pointe Group, Inc. *	117,698	1,583,038
Tupperware Brands Corp.	110,810	3,021,789
Under Armour, Inc., Class A *	98,266	2,038,037
Under Armour, Inc., Class C *	98,213	1,860,154
Unifi, Inc. *	28,522	610,086
Universal Electronics, Inc. *	23,817	670,925
Vista Outdoor, Inc. *	201,650	2,012,467
Wolverine World Wide, Inc.	81,270	2,788,374
		68,522,298

Consumer Services 4.9%
Adtalem Global Education, Inc. *	87,843	4,295,523
American Public Education, Inc. *	25,513	754,930
BJ’s Restaurants, Inc.	25,097	1,250,584
Bloomin’ Brands, Inc.	124,611	2,296,581
Boyd Gaming Corp.	42,313	1,155,991
Bright Horizons Family Solutions, Inc. *	19,858	2,299,358
Caesars Entertainment Corp. *	81,274	742,844
Career Education Corp. *	82,695	1,067,592
Choice Hotels International, Inc.	20,982	1,660,935
Churchill Downs, Inc.	17,964	1,652,329
Cracker Barrel Old Country Store, Inc.	18,123	3,031,615
Dave & Buster’s Entertainment, Inc.	22,654	1,165,548
Dine Brands Global, Inc.	21,782	1,661,313
Dunkin’ Brands Group, Inc.	47,317	3,236,010
Extended Stay America, Inc.	174,628	2,986,139
Fiesta Restaurant Group, Inc. *	36,693	545,258
frontdoor, Inc. *	17,287	513,770
Graham Holdings Co., Class B	5,619	3,736,635
Grand Canyon Education, Inc. *	14,531	1,350,511
Hilton Grand Vacations, Inc. *	37,354	1,133,320
Houghton Mifflin Harcourt Co. *	278,435	2,915,214
Hyatt Hotels Corp., Class A	38,449	2,687,970
International Game Technology plc	185,423	3,033,520
International Speedway Corp., Class A	21,874	950,425
Jack in the Box, Inc.	33,478	2,710,044
Security	Number of Shares	Value ($)
K12, Inc. *	81,522	2,568,758
Laureate Education, Inc., Class A *	43,018	688,288
Marriott Vacations Worldwide Corp.	33,837	2,995,928
Penn National Gaming, Inc. *	112,530	2,727,727
Red Robin Gourmet Burgers, Inc. *	32,627	1,043,411
Red Rock Resorts, Inc., Class A	46,102	1,170,069
Regis Corp. *	104,115	1,941,745
SeaWorld Entertainment, Inc. *	107,212	2,792,873
ServiceMaster Global Holdings, Inc. *	34,270	1,336,187
Six Flags Entertainment Corp.	64,472	3,970,831
Sotheby’s *	42,034	1,697,753
Strategic Education, Inc.	21,913	2,397,282
Texas Roadhouse, Inc.	43,383	2,639,422
The Cheesecake Factory, Inc.	67,294	3,020,155
Vail Resorts, Inc.	10,603	1,996,121
Weight Watchers International, Inc. *	39,716	1,270,912
		83,091,421

Diversified Financials 4.1%
Artisan Partners Asset Management, Inc., Class A	20,260	472,463
BGC Partners, Inc., Class A	180,145	1,115,098
Cannae Holdings, Inc. *	172,744	3,340,869
Capstead Mortgage Corp.	135,732	1,000,345
Cboe Global Markets, Inc.	32,169	3,000,403
Chimera Investment Corp.	181,635	3,456,514
Cohen & Steers, Inc.	14,914	561,214
Credit Acceptance Corp. *	5,605	2,230,902
Donnelley Financial Solutions, Inc. *	80,041	1,171,800
E*TRADE Financial Corp.	67,893	3,167,887
Eaton Vance Corp.	75,701	2,916,002
Encore Capital Group, Inc. *	25,043	739,770
Enova International, Inc. *	36,610	843,860
Evercore, Inc., Class A	23,790	2,128,015
EZCORP, Inc., Class A *	107,880	1,005,442
FactSet Research Systems, Inc.	14,331	3,133,187
Federated Investors, Inc., Class B	126,967	3,317,648
FirstCash, Inc.	17,610	1,451,592
Green Dot Corp., Class A *	8,070	597,341
Greenhill & Co., Inc.	54,037	1,354,167
Invesco Mortgage Capital, Inc.	119,339	1,921,358
Ladder Capital Corp.	44,700	773,757
MarketAxess Holdings, Inc.	6,373	1,368,729
MFA Financial, Inc.	339,512	2,488,623
Morningstar, Inc.	11,197	1,390,108
Nelnet, Inc., Class A	24,781	1,303,481
New Residential Investment Corp.	204,841	3,478,200
New York Mortgage Trust, Inc.	185,074	1,162,265
OneMain Holdings, Inc. *	73,042	2,183,225
PennyMac Mortgage Investment Trust	95,022	1,923,245
Piper Jaffray Cos.	9,664	667,106
PRA Group, Inc. *	54,809	1,617,414
Redwood Trust, Inc.	89,953	1,450,942
Starwood Property Trust, Inc.	170,326	3,760,798
Stifel Financial Corp.	29,765	1,424,851
Two Harbors Investment Corp.	237,036	3,458,355
Virtus Investment Partners, Inc.	6,780	609,997
World Acceptance Corp. *	15,914	1,650,123
		69,637,096

Energy 4.6%
Antero Resources Corp. *	226,399	2,277,574
Archrock, Inc.	160,905	1,518,943
Bristow Group, Inc. *(b)	289,232	951,573
Cabot Oil & Gas Corp.	183,312	4,573,634
CARBO Ceramics, Inc. *(b)	136,794	551,280
Chesapeake Energy Corp. *(b)	1,098,097	3,129,576

10

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cimarex Energy Co.	35,875	2,702,822
Cloud Peak Energy, Inc. *	1,079,320	402,694
Continental Resources, Inc. *	34,492	1,592,496
CVR Energy, Inc.	48,729	1,956,469
Delek US Holdings, Inc.	83,697	2,720,989
Denbury Resources, Inc. *	441,588	896,424
Diamond Offshore Drilling, Inc. *	291,468	3,185,745
Dril-Quip, Inc. *	62,397	2,336,144
Exterran Corp. *	64,334	1,116,838
Forum Energy Technologies, Inc. *	164,975	810,027
Frank’s International N.V. *	97,929	557,216
Golar LNG Ltd.	32,650	727,116
Green Plains, Inc.	156,868	2,229,094
Helix Energy Solutions Group, Inc. *	160,984	1,099,521
International Seaways, Inc. *	36,357	658,789
KLX Energy Services Holdings, Inc. *	11,033	287,520
Kosmos Energy Ltd. *	153,402	786,952
Matrix Service Co. *	64,573	1,385,091
McDermott International, Inc. *	270,623	2,386,895
Newfield Exploration Co. *	45,342	828,852
Newpark Resources, Inc. *	160,693	1,335,359
Nordic American Tankers Ltd. (b)	600,982	1,232,013
Oasis Petroleum, Inc. *	268,787	1,618,098
Oil States International, Inc. *	133,829	2,304,535
Parsley Energy, Inc., Class A *	24,276	451,048
PDC Energy, Inc. *	30,828	1,004,068
Peabody Energy Corp.	62,925	2,246,423
Range Resources Corp.	277,333	3,058,983
Renewable Energy Group, Inc. *	84,305	2,436,415
REX American Resources Corp. *	13,864	1,011,102
RPC, Inc.	79,772	860,740
Scorpio Tankers, Inc.	52,446	982,314
SEACOR Holdings, Inc. *	28,457	1,177,835
SemGroup Corp., Class A	93,564	1,498,895
Ship Finance International Ltd.	102,847	1,250,620
Superior Energy Services, Inc. *	638,656	2,497,145
Teekay Corp. (b)	424,908	1,491,427
Tidewater, Inc. *	51,194	1,101,695
Unit Corp. *	66,741	1,065,186
US Silica Holdings, Inc.	59,904	807,506
Whiting Petroleum Corp. *	120,142	3,439,665
WPX Energy, Inc. *	204,419	2,506,177
		77,047,523

Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	65,445	1,867,800
PriceSmart, Inc.	30,134	1,845,708
Sprouts Farmers Market, Inc. *	133,397	3,198,860
The Andersons, Inc.	91,190	3,196,210
Weis Markets, Inc.	33,756	1,637,841
		11,746,419

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc. (b)	59,261	1,579,898
Cal-Maine Foods, Inc.	45,265	1,909,278
Calavo Growers, Inc.	9,627	783,253
Darling Ingredients, Inc. *	179,462	3,817,157
Fresh Del Monte Produce, Inc.	89,704	2,868,734
J&J Snack Foods Corp.	11,164	1,723,163
John B. Sanfilippo & Son, Inc.	10,116	690,417
Lamb Weston Holdings, Inc.	55,398	4,005,275
Lancaster Colony Corp.	14,959	2,379,528
Pilgrim’s Pride Corp. *	104,293	2,112,976
Post Holdings, Inc. *	26,244	2,435,968
The Boston Beer Co., Inc., Class A *	5,891	1,467,801
The Hain Celestial Group, Inc. *	87,708	1,607,688
TreeHouse Foods, Inc. *	72,308	4,219,895
Security	Number of Shares	Value ($)
Universal Corp.	71,361	4,117,530
Vector Group Ltd.	107,329	1,180,619
		36,899,180

Health Care Equipment & Services 4.0%
Acadia Healthcare Co., Inc. *	41,973	1,148,381
Align Technology, Inc. *	7,241	1,802,647
Allscripts Healthcare Solutions, Inc. *	136,603	1,610,549
Amedisys, Inc. *	12,898	1,691,702
AMN Healthcare Services, Inc. *	21,614	1,400,371
athenahealth, Inc. *	6,939	934,961
Avanos Medical, Inc. *	37,505	1,708,353
Brookdale Senior Living, Inc. *	424,830	3,462,364
Cantel Medical Corp.	6,823	555,529
Chemed Corp.	9,951	2,964,801
CONMED Corp.	16,796	1,181,599
Diplomat Pharmacy, Inc. *	84,583	1,226,453
Encompass Health Corp.	55,453	3,706,479
Globus Medical, Inc., Class A *	20,074	904,334
Haemonetics Corp. *	15,028	1,486,419
Hill-Rom Holdings, Inc.	30,303	3,030,906
HMS Holdings Corp. *	42,919	1,287,141
Hologic, Inc. *	88,902	3,947,249
IDEXX Laboratories, Inc. *	7,927	1,686,707
Integer Holdings Corp. *	7,821	633,423
Integra LifeSciences Holdings Corp. *	15,599	738,769
Invacare Corp.	106,397	546,881
LHC Group, Inc. *	12,253	1,295,510
LivaNova plc *	9,579	884,333
Masimo Corp. *	15,942	1,983,025
NextGen Healthcare, Inc. *	57,057	1,008,768
NuVasive, Inc. *	21,046	1,055,246
Premier, Inc., Class A *	25,860	1,028,969
Select Medical Holdings Corp. *	159,314	2,488,485
STERIS plc	35,731	4,075,478
Teleflex, Inc.	13,204	3,611,294
The Cooper Cos., Inc.	16,056	4,475,771
The Ensign Group, Inc.	33,000	1,437,810
The Providence Service Corp. *	9,116	584,700
Tivity Health, Inc. *	15,787	351,419
Triple-S Management Corp., Class B *	86,864	1,751,178
Varex Imaging Corp. *	33,599	957,235
West Pharmaceutical Services, Inc.	27,490	2,976,342
		67,621,581

Household & Personal Products 0.7%
Central Garden & Pet Co. *	8,051	315,680
Central Garden & Pet Co., Class A *	27,045	963,343
Coty, Inc., Class A *	204,840	1,589,558
Edgewell Personal Care Co. *	77,905	3,073,352
Energizer Holdings, Inc.	27,437	1,300,514
Spectrum Brands Holdings, Inc.	54,237	3,030,764
USANA Health Sciences, Inc. *	9,488	1,111,045
WD-40 Co.	6,612	1,201,731
		12,585,987

Insurance 3.5%
Ambac Financial Group, Inc. *	89,424	1,691,902
American Equity Investment Life Holding Co.	107,185	3,357,034
American National Insurance Co.	8,124	1,130,780
AMERISAFE, Inc.	10,232	607,883
Argo Group International Holdings Ltd.	32,201	2,149,095
Aspen Insurance Holdings Ltd.	87,309	3,643,405
Athene Holding Ltd., Class A *	61,235	2,626,981
Brighthouse Financial, Inc. *	66,054	2,466,456

11

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brown & Brown, Inc.	120,114	3,262,296
CNA Financial Corp.	28,860	1,323,520
Employers Holdings, Inc.	21,095	893,795
Enstar Group Ltd. *	3,523	627,094
Erie Indemnity Co., Class A	28,241	4,133,918
Horace Mann Educators Corp.	29,862	1,243,752
James River Group Holdings Ltd.	37,199	1,434,765
Kemper Corp.	49,921	3,753,061
Maiden Holdings Ltd.	334,125	431,021
MBIA, Inc. *	315,183	3,028,909
Mercury General Corp.	37,927	1,960,826
National General Holdings Corp.	25,402	613,458
Primerica, Inc.	38,492	4,325,346
ProAssurance Corp.	85,891	3,664,110
Safety Insurance Group, Inc.	13,477	1,109,292
Selective Insurance Group, Inc.	31,230	1,902,532
Stewart Information Services Corp.	45,802	2,035,899
The Hanover Insurance Group, Inc.	35,952	4,099,966
United Fire Group, Inc.	11,260	585,520
Universal Insurance Holdings, Inc.	25,609	965,971
		59,068,587

Materials 6.6%
AdvanSix, Inc. *	53,024	1,677,679
AK Steel Holding Corp. *	323,276	953,664
Allegheny Technologies, Inc. *	125,291	3,431,720
Axalta Coating Systems Ltd. *	122,108	3,128,407
Balchem Corp.	10,059	835,098
Berry Global Group, Inc. *	67,737	3,336,047
Boise Cascade Co.	82,880	2,276,714
Cabot Corp.	71,713	3,362,623
Carpenter Technology Corp.	59,757	2,824,116
Century Aluminum Co. *	74,370	684,204
Clearwater Paper Corp. *	81,158	2,736,648
Cleveland-Cliffs, Inc.	441,495	4,728,411
Compass Minerals International, Inc.	44,118	2,305,165
Eagle Materials, Inc.	23,365	1,658,915
GCP Applied Technologies, Inc. *	55,479	1,398,071
Greif, Inc., Class A	57,279	2,233,881
H.B. Fuller Co.	53,170	2,626,066
Hecla Mining Co.	319,762	863,357
Ingevity Corp. *	17,694	1,664,475
Innophos Holdings, Inc.	49,560	1,481,844
Innospec, Inc.	22,580	1,586,697
Kaiser Aluminum Corp.	21,750	2,183,047
Kraton Corp. *	28,622	807,140
Louisiana-Pacific Corp.	86,401	2,106,456
Materion Corp.	31,086	1,458,866
Minerals Technologies, Inc.	29,884	1,750,306
Neenah, Inc.	16,176	1,126,982
NewMarket Corp.	8,548	3,428,517
Olin Corp.	140,129	3,308,446
Olympic Steel, Inc.	44,972	866,610
P.H. Glatfelter Co.	124,555	1,591,813
Platform Specialty Products Co. *	151,232	1,699,848
PolyOne Corp.	101,829	3,296,205
Quaker Chemical Corp.	7,012	1,433,673
Rayonier Advanced Materials, Inc.	67,980	984,350
Royal Gold, Inc.	17,162	1,499,444
Schnitzer Steel Industries, Inc., Class A	85,106	2,059,565
Schweitzer-Mauduit International, Inc.	42,412	1,359,729
Sensient Technologies Corp.	47,172	2,961,458
Silgan Holdings, Inc.	124,327	3,433,912
Southern Copper Corp.	72,401	2,434,122
Stepan Co.	26,092	2,294,270
Summit Materials, Inc., Class A *	63,453	968,293
SunCoke Energy, Inc. *	110,978	1,247,393
Tahoe Resources, Inc. *	206,440	782,408
Security	Number of Shares	Value ($)
The Chemours Co.	113,921	4,072,676
The Scotts Miracle-Gro Co.	37,750	2,806,712
TimkenSteel Corp. *	109,349	1,392,013
Trinseo S.A.	45,271	2,220,543
Tronox Ltd., Class A	179,011	1,568,136
Valvoline, Inc.	66,044	1,460,233
W.R. Grace & Co.	43,786	3,109,244
Westlake Chemical Corp.	26,639	1,968,622
Worthington Industries, Inc.	61,704	2,328,092
		111,802,926

Media & Entertainment 2.9%
AMC Entertainment Holdings, Inc., Class A	86,549	1,267,943
AMC Networks, Inc., Class A *	41,265	2,597,219
Cable One, Inc.	1,969	1,741,265
Cars.com, Inc. *	82,032	2,240,294
Gannett Co., Inc.	357,732	3,967,248
GCI Liberty, Inc., Class A *	18,465	939,868
Gray Television, Inc. *	45,325	757,381
John Wiley & Sons, Inc., Class A	44,750	2,317,155
Liberty TripAdvisor Holdings, Inc., Class A *	86,237	1,436,708
Lions Gate Entertainment Corp., Class A	15,369	282,328
Lions Gate Entertainment Corp., Class B	30,300	531,159
Live Nation Entertainment, Inc. *	57,715	3,088,330
Meredith Corp.	43,895	2,382,182
National CineMedia, Inc.	179,560	1,240,760
Netflix, Inc. *	10,412	3,534,874
New Media Investment Group, Inc.	81,555	1,114,857
Nexstar Media Group, Inc., Class A	15,892	1,326,505
Scholastic Corp.	55,204	2,301,455
Sinclair Broadcast Group, Inc., Class A	82,619	2,545,491
Sirius XM Holdings, Inc. (b)	420,755	2,453,002
Take-Two Interactive Software, Inc. *	20,102	2,121,766
The Madison Square Garden Co., Class A *	5,367	1,491,489
The New York Times Co., Class A	64,133	1,648,859
TripAdvisor, Inc. *	41,431	2,377,311
Twitter, Inc. *	41,880	1,405,493
Zynga, Inc., Class A *	399,968	1,791,857
		48,902,799

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Akorn, Inc. *	93,976	353,350
Bio-Rad Laboratories, Inc., Class A *	9,353	2,337,034
Bio-Techne Corp.	10,486	1,829,388
BioMarin Pharmaceutical, Inc. *	6,718	659,506
Bruker Corp.	48,183	1,689,296
Cambrex Corp. *	11,640	508,086
Catalent, Inc. *	50,450	1,863,118
Charles River Laboratories International, Inc. *	21,351	2,630,230
Endo International plc *	162,089	1,580,368
Illumina, Inc. *	13,886	3,885,164
Jazz Pharmaceuticals plc *	19,647	2,473,361
Myriad Genetics, Inc. *	78,288	2,206,939
PDL BioPharma, Inc. *	799,708	2,543,071
PerkinElmer, Inc.	48,433	4,383,186
PRA Health Sciences, Inc. *	11,488	1,217,383
Prestige Consumer Healthcare, Inc. *	34,063	951,039
QIAGEN N.V. *	79,570	2,946,477
		34,056,996

Real Estate 11.0%
Acadia Realty Trust	35,253	1,012,819
Alexander & Baldwin, Inc. *	30,119	693,942
Alexandria Real Estate Equities, Inc.	29,664	3,907,045
Altisource Portfolio Solutions S.A. *(b)	32,245	763,562

12

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
American Campus Communities, Inc.	82,895	3,814,828
American Homes 4 Rent, Class A	51,502	1,138,709
Apartment Investment & Management Co., Class A	90,205	4,466,952
Apple Hospitality REIT, Inc.	193,879	3,181,554
Ashford Hospitality Trust, Inc.	257,835	1,276,283
Brandywine Realty Trust	158,672	2,388,014
CBL & Associates Properties, Inc.	870,413	2,167,328
Chesapeake Lodging Trust	49,962	1,422,918
Colony Capital, Inc.	131,267	796,791
Columbia Property Trust, Inc.	137,669	3,038,355
CorePoint Lodging, Inc.	26,090	319,342
Corporate Office Properties Trust	83,737	2,067,467
Cousins Properties, Inc.	76,042	672,972
CubeSmart	62,270	1,927,256
CyrusOne, Inc.	22,732	1,232,074
DiamondRock Hospitality Co.	215,120	2,185,619
Douglas Emmett, Inc.	66,494	2,515,468
EastGroup Properties, Inc.	12,468	1,289,939
EPR Properties	32,149	2,348,806
Equity Commonwealth	79,646	2,577,345
Equity LifeStyle Properties, Inc.	29,279	3,100,061
Extra Space Storage, Inc.	36,252	3,574,810
Federal Realty Investment Trust	29,870	3,959,866
First Industrial Realty Trust, Inc.	42,580	1,393,218
Franklin Street Properties Corp.	150,915	1,119,789
Front Yard Residential Corp.	89,675	970,283
Gaming & Leisure Properties, Inc.	76,636	2,873,850
Healthcare Realty Trust, Inc.	68,651	2,216,741
Healthcare Trust of America, Inc., Class A	75,493	2,145,511
Hersha Hospitality Trust	51,205	948,829
HFF, Inc., Class A	18,117	750,406
Highwoods Properties, Inc.	66,016	2,925,829
HomeBanc Corp. *(a)	6,875	—
Hudson Pacific Properties, Inc.	38,106	1,237,302
Investors Real Estate Trust	18,351	1,080,323
Invitation Homes, Inc.	33,811	760,409
Kennedy-Wilson Holdings, Inc.	35,556	710,764
Kilroy Realty Corp.	35,186	2,479,206
Kite Realty Group Trust	69,259	1,151,777
Lamar Advertising Co., Class A	52,001	3,871,474
Lexington Realty Trust	233,095	2,240,043
Liberty Property Trust	91,259	4,301,949
Life Storage, Inc.	19,139	1,880,790
Mack-Cali Realty Corp.	122,891	2,531,555
Medical Properties Trust, Inc.	126,794	2,307,651
National Health Investors, Inc.	12,527	1,042,998
National Retail Properties, Inc.	56,198	2,962,197
New Senior Investment Group, Inc.	175,163	949,383
Office Properties Income Trust	39,869	1,277,004
Omega Healthcare Investors, Inc.	98,818	3,971,495
Paramount Group, Inc.	125,616	1,818,920
Pebblebrook Hotel Trust	124,924	4,003,814
Pennsylvania Real Estate Investment Trust	134,879	994,058
Piedmont Office Realty Trust, Inc., Class A	168,765	3,267,290
PotlatchDeltic Corp.	27,903	1,029,063
PS Business Parks, Inc.	9,468	1,374,659
QTS Realty Trust, Inc., Class A	17,102	720,165
Rayonier, Inc.	104,197	3,171,757
Regency Centers Corp.	43,066	2,799,290
Retail Opportunity Investments Corp.	34,773	610,962
Retail Properties of America, Inc., Class A	247,311	3,126,011
Retail Value, Inc.	23,183	704,995
RLJ Lodging Trust	162,105	3,007,048
RPT Realty	76,644	1,003,270
Ryman Hospitality Properties, Inc.	30,265	2,431,793
Sabra Health Care REIT, Inc.	66,647	1,368,929
SBA Communications Corp. *	19,951	3,641,656
Seritage Growth Properties, Class A (b)	15,179	610,348
Security	Number of Shares	Value ($)
SITE Centers Corp.	224,015	2,927,876
Spirit MTA REIT	34,154	267,084
Spirit Realty Capital, Inc.	66,348	2,635,343
STAG Industrial, Inc.	24,953	687,954
STORE Capital Corp.	36,738	1,187,372
Summit Hotel Properties, Inc.	73,847	824,871
Sun Communities, Inc.	23,379	2,569,586
Sunstone Hotel Investors, Inc.	203,968	2,916,742
Tanger Factory Outlet Centers, Inc.	81,971	1,864,840
Taubman Centers, Inc.	54,626	2,720,375
The GEO Group, Inc.	146,009	3,292,503
The Howard Hughes Corp. *	6,760	750,630
Tier REIT, Inc.	46,923	1,102,690
Uniti Group, Inc.	133,097	2,649,961
Urban Edge Properties	51,304	1,047,628
Washington Prime Group, Inc.	556,634	3,161,681
Washington Real Estate Investment Trust	55,952	1,418,383
Weingarten Realty Investors	89,942	2,580,436
WP Carey, Inc.	58,365	4,370,955
Xenia Hotels & Resorts, Inc.	151,309	2,840,070
		185,441,909

Retailing 4.5%
Aaron’s, Inc.	81,763	4,093,056
Asbury Automotive Group, Inc. *	52,580	3,714,777
Ascena Retail Group, Inc. *	1,455,203	3,565,247
Barnes & Noble Education, Inc. *	308,590	1,765,135
Barnes & Noble, Inc.	410,739	2,476,756
Big 5 Sporting Goods Corp. (b)	188,570	648,681
Burlington Stores, Inc. *	13,976	2,399,819
Caleres, Inc.	82,104	2,449,983
Citi Trends, Inc.	32,899	674,100
Conn’s, Inc. *	22,478	470,689
Express, Inc. *	429,233	2,274,935
Five Below, Inc. *	13,534	1,674,562
Francesca’s Holdings Corp. *	202,730	179,051
Genesco, Inc. *	85,783	3,875,676
Groupon, Inc. *	456,130	1,719,610
Guess?, Inc.	172,573	3,366,899
Haverty Furniture Cos., Inc.	54,617	1,112,548
Hibbett Sports, Inc. *	95,124	1,554,326
J.C. Penney Co., Inc. *	1,619,213	2,137,361
Lithia Motors, Inc., Class A	40,748	3,624,535
Lumber Liquidators Holdings, Inc. *	72,476	871,162
Monro, Inc.	22,845	1,637,073
Ollie’s Bargain Outlet Holdings, Inc. *	8,557	668,901
Party City Holdco, Inc. *	46,620	514,685
Penske Automotive Group, Inc.	82,923	3,887,430
Pier 1 Imports, Inc. *	1,405,772	1,146,688
Pool Corp.	18,608	2,789,525
Rent-A-Center, Inc. *	204,143	3,572,502
RH *	14,662	1,992,126
Shoe Carnival, Inc.	33,479	1,234,706
Shutterfly, Inc. *	24,910	1,144,864
Sleep Number Corp. *	53,183	1,914,588
Sonic Automotive, Inc., Class A	146,983	2,248,840
The Buckle, Inc. (b)	103,112	1,791,055
The Cato Corp., Class A	116,482	1,729,758
The Children’s Place, Inc.	18,814	1,820,443
The Michaels Cos., Inc. *	108,806	1,508,051
Zumiez, Inc. *	50,748	1,289,507
		75,539,650

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. *	17,757	910,757
Amkor Technology, Inc. *	246,264	1,970,112
Brooks Automation, Inc.	34,087	1,061,128

13

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cabot Microelectronics Corp.	14,566	1,484,130
Cirrus Logic, Inc. *	61,236	2,274,917
Cree, Inc. *	89,653	4,521,201
Cypress Semiconductor Corp.	203,436	2,821,657
Diodes, Inc. *	30,882	1,038,562
Entegris, Inc.	46,248	1,528,496
Integrated Device Technology, Inc. *	52,457	2,562,525
MKS Instruments, Inc.	21,434	1,749,657
Monolithic Power Systems, Inc.	4,549	575,722
Photronics, Inc. *	125,289	1,339,339
Power Integrations, Inc.	14,465	954,690
Semtech Corp. *	20,466	993,829
Silicon Laboratories, Inc. *	16,673	1,275,485
Synaptics, Inc. *	45,411	1,807,358
Teradyne, Inc.	94,097	3,386,551
Versum Materials, Inc.	36,756	1,351,518
Xperi Corp.	69,689	1,493,435
		35,101,069

Software & Services 5.4%
ACI Worldwide, Inc. *	62,656	1,852,111
ANSYS, Inc. *	24,097	3,960,342
Aspen Technology, Inc. *	16,149	1,560,478
Avaya Holdings Corp. *	60,945	1,030,580
Black Knight, Inc. *	27,496	1,352,528
Cadence Design Systems, Inc. *	87,628	4,208,773
Cardtronics plc, Class A *	44,129	1,194,572
CDK Global, Inc.	64,632	3,161,151
CommVault Systems, Inc. *	15,759	1,041,197
CoreLogic, Inc. *	75,758	2,750,015
CSG Systems International, Inc.	37,002	1,339,102
EPAM Systems, Inc. *	10,552	1,492,897
Euronet Worldwide, Inc. *	21,751	2,501,582
EVERTEC, Inc.	48,061	1,329,848
ExlService Holdings, Inc. *	17,252	991,990
Fair Isaac Corp. *	11,523	2,594,980
FleetCor Technologies, Inc. *	16,974	3,425,523
Gartner, Inc. *	25,440	3,457,042
j2 Global, Inc.	25,275	1,899,669
LiveRamp Holdings, Inc. *	46,767	2,031,558
Manhattan Associates, Inc. *	37,920	1,849,358
ManTech International Corp., Class A	40,192	2,265,623
MAXIMUS, Inc.	45,996	3,225,699
MicroStrategy, Inc., Class A *	4,630	587,501
Nuance Communications, Inc. *	156,660	2,486,194
Perficient, Inc. *	22,760	580,608
Progress Software Corp.	43,953	1,592,417
PTC, Inc. *	25,507	2,162,739
Sabre Corp.	100,294	2,304,756
Science Applications International Corp.	42,074	2,824,848
SS&C Technologies Holdings, Inc.	35,340	1,819,657
Sykes Enterprises, Inc. *	64,512	1,778,596
Synopsys, Inc. *	43,240	4,036,454
TiVo Corp.	120,704	1,343,436
Travelport Worldwide Ltd.	133,210	2,086,069
Tyler Technologies, Inc. *	3,596	680,327
Unisys Corp. *	108,022	1,412,928
Verint Systems, Inc. *	32,229	1,558,917
VeriSign, Inc. *	30,606	5,180,678
VMware, Inc., Class A	20,909	3,158,723
WEX, Inc. *	10,498	1,693,642
Worldpay, Inc., Class A *	38,704	3,231,010
		91,036,118

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.3%
ADTRAN, Inc.	125,653	1,832,021
Arista Networks, Inc. *	2,883	619,211
AVX Corp.	52,596	933,579
Belden, Inc.	40,123	2,150,994
Benchmark Electronics, Inc.	140,583	3,573,620
Ciena Corp. *	52,486	1,999,192
Cognex Corp.	30,778	1,400,399
Coherent, Inc. *	10,588	1,251,502
Comtech Telecommunications Corp.	54,938	1,371,802
Cray, Inc. *	39,055	856,867
Diebold Nixdorf, Inc. (b)	288,482	1,226,048
Dolby Laboratories, Inc., Class A	32,551	2,103,771
EchoStar Corp., Class A *	58,424	2,394,215
Electronics For Imaging, Inc. *	40,320	1,064,851
ePlus, Inc. *	16,059	1,272,194
Fabrinet *	26,098	1,483,410
Finisar Corp. *	100,509	2,289,595
Fitbit, Inc., Class A *	163,668	1,009,831
II-VI, Inc. *	31,201	1,184,390
Infinera Corp. *	93,970	413,468
Insight Enterprises, Inc. *	94,753	4,351,058
InterDigital, Inc.	31,889	2,321,838
IPG Photonics Corp. *	9,430	1,254,190
Itron, Inc. *	26,663	1,456,600
Knowles Corp. *	120,550	1,880,580
Littelfuse, Inc.	8,310	1,460,233
Lumentum Holdings, Inc. *	20,415	998,498
Methode Electronics, Inc.	42,009	1,081,732
MTS Systems Corp.	19,326	967,459
National Instruments Corp.	53,705	2,374,835
NETGEAR, Inc. *	40,046	1,586,222
NetScout Systems, Inc. *	77,227	2,002,496
OSI Systems, Inc. *	19,157	1,718,191
Plantronics, Inc.	32,896	1,276,036
Plexus Corp. *	47,839	2,684,725
Rogers Corp. *	7,943	1,008,046
ScanSource, Inc. *	88,239	3,380,436
TTM Technologies, Inc. *	99,520	1,142,490
ViaSat, Inc. *	30,622	1,919,693
Viavi Solutions, Inc. *	93,697	1,041,911
Vishay Intertechnology, Inc.	183,240	3,573,180
Zebra Technologies Corp., Class A *	11,224	1,948,486
		71,859,895

Telecommunication Services 0.7%
Cincinnati Bell, Inc. *	113,124	943,454
Cogent Communications Holdings, Inc.	20,244	980,822
Consolidated Communications Holdings, Inc.	143,156	1,528,906
Intelsat S.A. *	59,710	1,452,744
Iridium Communications, Inc. *	57,382	1,112,063
Shenandoah Telecommunications Co.	15,682	746,934
United States Cellular Corp. *	27,574	1,587,711
Vonage Holdings Corp. *	116,506	1,061,370
Zayo Group Holdings, Inc. *	56,497	1,550,842
		10,964,846

Transportation 3.0%
Air Transport Services Group, Inc. *	52,773	1,253,359
Allegiant Travel Co.	15,640	2,033,200
AMERCO	6,040	2,190,466
ArcBest Corp.	61,288	2,305,655
Atlas Air Worldwide Holdings, Inc. *	38,099	2,027,629
Copa Holdings S.A., Class A	42,722	4,052,182
Costamare, Inc.	106,758	542,331

14

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Echo Global Logistics, Inc. *	40,248	956,292
Forward Air Corp.	24,908	1,457,865
Genesee & Wyoming, Inc., Class A *	37,866	2,973,238
Hawaiian Holdings, Inc.	63,909	2,046,366
Heartland Express, Inc.	56,546	1,131,485
Hub Group, Inc., Class A *	74,240	3,304,422
Knight-Swift Transportation Holdings, Inc.	90,778	2,882,202
Macquarie Infrastructure Corp.	93,320	4,028,624
Marten Transport Ltd.	45,451	879,477
Matson, Inc.	55,486	1,859,336
Saia, Inc. *	24,769	1,485,397
Schneider National, Inc., Class B	36,969	785,222
SkyWest, Inc.	57,288	2,918,824
Spirit Airlines, Inc. *	74,650	4,390,913
Werner Enterprises, Inc.	70,634	2,325,271
XPO Logistics, Inc. *	28,986	1,761,769
YRC Worldwide, Inc. *	119,459	745,424
		50,336,949

Utilities 3.5%
ALLETE, Inc.	37,858	2,912,795
American States Water Co.	22,660	1,534,535
Aqua America, Inc.	88,229	3,092,426
Avangrid, Inc.	30,931	1,542,529
Avista Corp.	63,243	2,646,720
Black Hills Corp.	47,663	3,235,841
California Water Service Group	30,003	1,485,749
Chesapeake Utilities Corp.	7,288	660,074
El Paso Electric Co.	39,142	2,055,738
Hawaiian Electric Industries, Inc.	115,870	4,309,205
IDACORP, Inc.	34,390	3,353,025
MGE Energy, Inc.	23,926	1,538,681
National Fuel Gas Co.	72,107	4,131,731
New Jersey Resources Corp.	70,545	3,421,433
Northwest Natural Holding Co.	27,585	1,726,821
NorthWestern Corp.	46,596	2,977,950
ONE Gas, Inc.	39,809	3,270,309
Ormat Technologies, Inc.	18,217	1,051,303
Otter Tail Corp.	33,776	1,636,447
Pattern Energy Group, Inc., Class A	41,325	879,396
PNM Resources, Inc.	85,815	3,654,861
South Jersey Industries, Inc.	61,981	1,845,794
Southwest Gas Holdings, Inc. *	38,380	3,005,922
Spire, Inc.	31,754	2,520,314
		58,489,599
Total Common Stock
(Cost $1,361,138,828)		1,673,659,796
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(a)	38,533	73,598
Total Rights
(Cost $73,598)		73,598

Other Investment Companies 1.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	5,927,820	5,927,820

Securities Lending Collateral 1.0%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	16,305,302	16,305,302
Total Other Investment Companies
(Cost $22,233,122)		22,233,122

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/15/19	135	10,126,350	280,757
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $15,528,789.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

15

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,402,716,486	$—	$—	$1,402,716,486
Commercial & Professional Services	80,572,351	—	4,929,050	85,501,401
Real Estate	185,441,909	—	— *	185,441,909
Rights [1]
Materials	—	—	73,598	73,598
Other Investment Companies[1]	22,233,122	—	—	22,233,122
Futures Contracts[2]	280,757	—	—	280,757
Total	$1,691,244,625	$—	$5,002,648	$1,696,247,273
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
16

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 6.2%
AGL Energy Ltd.	74,244	1,160,042
Amcor Ltd.	94,321	936,486
AMP Ltd.	717,230	1,182,559
APA Group	74,134	495,572
Aurizon Holdings Ltd.	312,102	1,000,106
Australia & New Zealand Banking Group Ltd.	324,466	5,906,533
Bendigo & Adelaide Bank Ltd.	51,631	405,716
BGP Holdings plc *(a)	453,854	—
BHP Group Ltd.	405,909	10,364,035
BlueScope Steel Ltd.	52,291	477,750
Boral Ltd.	106,813	386,417
Brambles Ltd.	135,140	1,048,543
Caltex Australia Ltd.	77,232	1,509,563
CIMIC Group Ltd.	12,295	400,822
Coca-Cola Amatil Ltd.	74,610	455,678
Coles Group Ltd. *	214,292	1,948,668
Commonwealth Bank of Australia	162,345	8,271,991
Crown Resorts Ltd.	38,861	338,635
CSL Ltd.	13,713	1,949,907
Downer EDI Ltd.	124,278	646,410
Fortescue Metals Group Ltd.	311,894	1,288,407
Goodman Group	53,010	451,163
GrainCorp Ltd., Class A	62,709	433,130
Incitec Pivot Ltd.	189,728	457,925
Insurance Australia Group Ltd.	203,668	1,052,279
LendLease Group	70,758	630,191
Macquarie Group Ltd.	18,566	1,578,996
Medibank Pvt Ltd.	281,496	536,653
Metcash Ltd.	375,773	678,114
Mirvac Group	309,017	541,823
National Australia Bank Ltd.	308,909	5,364,096
Newcrest Mining Ltd.	32,873	584,836
OneMarket Ltd. *	3,820	1,777
Orica Ltd.	55,918	698,059
Origin Energy Ltd. *	241,581	1,262,167
Qantas Airways Ltd.	80,964	320,986
QBE Insurance Group Ltd.	179,234	1,402,604
Rio Tinto Ltd.	43,305	2,753,578
Santos Ltd.	93,383	440,600
Scentre Group	285,924	828,117
Sonic Healthcare Ltd.	34,667	581,490
South32 Ltd.	126,231	322,995
Stockland	237,946	655,859
Suncorp Group Ltd.	195,545	1,849,407
Tabcorp Holdings Ltd.	152,066	515,345
Telstra Corp., Ltd.	1,029,696	2,334,562
Transurban Group	65,100	577,324
Wesfarmers Ltd.	215,442	5,053,961
Westpac Banking Corp.	377,845	6,752,854
Woodside Petroleum Ltd.	100,634	2,517,200
Security	Number of Shares	Value ($)
Woolworths Group Ltd.	251,164	5,366,870
WorleyParsons Ltd.	43,878	444,474
		87,163,275

Austria 0.3%
ANDRITZ AG	6,875	339,406
Erste Group Bank AG *	28,516	995,362
OMV AG	29,140	1,448,921
Raiffeisen Bank International AG	16,369	433,005
voestalpine AG	20,529	656,025
		3,872,719

Belgium 0.8%
Ageas	26,869	1,249,311
Anheuser-Busch InBev S.A./N.V.	61,839	4,724,701
Colruyt S.A.	8,788	631,123
Groupe Bruxelles Lambert S.A.	8,816	830,663
KBC Group N.V.	20,930	1,420,938
Proximus	26,612	714,419
Solvay S.A.	8,596	935,844
UCB S.A.	5,916	512,640
Umicore S.A.	17,014	719,305
		11,738,944

Canada 7.0%
Agnico-Eagle Mines Ltd.	12,126	527,418
Alimentation Couche-Tard, Inc., Class B	40,240	2,186,028
ARC Resources Ltd.	63,072	456,017
Atco Ltd., Class I	15,089	477,148
Bank of Montreal	49,561	3,627,822
Barrick Gold Corp.	96,842	1,296,435
Bausch Health Cos., Inc. *	50,109	1,230,272
BCE, Inc.	48,512	2,109,282
BlackBerry Ltd. *	40,488	326,012
Brookfield Asset Management, Inc., Class A	53,032	2,281,997
Cameco Corp.	39,167	474,553
Canadian Imperial Bank of Commerce	36,038	3,055,667
Canadian National Railway Co.	47,017	3,923,600
Canadian Natural Resources Ltd.	110,645	2,970,013
Canadian Pacific Railway Ltd.	9,150	1,875,404
Canadian Tire Corp., Ltd., Class A	8,076	918,572
Celestica, Inc. *	33,466	332,635
Cenovus Energy, Inc.	269,995	2,108,260
CGI Group, Inc., Class A *	13,192	872,171
CI Financial Corp.	34,915	470,068
Crescent Point Energy Corp.	212,571	634,178
Dollarama, Inc.	13,300	358,020
Empire Co., Ltd., Class A	42,200	948,733
Enbridge, Inc.	85,586	3,127,200
Encana Corp.	65,509	449,706
Fairfax Financial Holdings Ltd.	1,350	638,603
Finning International, Inc.	24,717	468,399

17

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Quantum Minerals Ltd.	55,070	637,478
Fortis, Inc.	26,586	948,149
George Weston Ltd.	11,594	842,141
Gibson Energy, Inc.	30,353	459,932
Gildan Activewear, Inc.	15,000	507,668
Goldcorp, Inc.	64,855	725,574
Great-West Lifeco, Inc.	24,454	524,832
H&R Real Estate Investment Trust	23,400	395,179
Husky Energy, Inc.	73,821	875,885
Hydro One Ltd.	28,300	443,470
Imperial Oil Ltd.	38,941	1,104,852
Intact Financial Corp.	8,806	696,062
Inter Pipeline Ltd.	29,374	472,148
Keyera Corp.	16,200	344,232
Linamar Corp.	7,100	275,257
Loblaw Cos., Ltd.	27,943	1,353,182
Magna International, Inc.	68,827	3,642,627
Manulife Financial Corp.	131,200	2,107,867
Methanex Corp.	6,300	343,301
Metro, Inc.	32,894	1,195,895
National Bank of Canada	23,133	1,088,032
Obsidian Energy Ltd. *	546,811	220,564
Onex Corp.	10,965	619,872
Parkland Fuel Corp.	13,600	389,074
Pembina Pipeline Corp.	28,178	1,004,067
Power Corp. of Canada	70,244	1,396,380
Power Financial Corp.	32,014	656,872
RioCan Real Estate Investment Trust	20,800	394,645
Rogers Communications, Inc., Class B	23,641	1,278,894
Royal Bank of Canada	93,144	7,090,272
Saputo, Inc.	19,775	579,728
Shaw Communications, Inc., Class B	54,042	1,097,333
SNC-Lavalin Group, Inc.	18,240	507,658
Sun Life Financial, Inc.	41,175	1,485,365
Suncor Energy, Inc.	186,437	6,013,319
Teck Resources Ltd., Class B	53,968	1,314,339
TELUS Corp.	33,571	1,175,796
The Bank of Nova Scotia	94,415	5,374,818
The Toronto-Dominion Bank	103,152	5,809,390
Thomson Reuters Corp.	28,617	1,496,460
TransAlta Corp.	82,421	449,757
TransCanada Corp.	56,215	2,390,726
Vermilion Energy, Inc.	12,554	307,652
Waste Connections, Inc.	5,100	425,598
West Fraser Timber Co., Ltd.	6,800	405,066
WestJet Airlines Ltd.	28,800	440,565
		99,452,186

Denmark 1.0%
AP Moeller — Maersk A/S, Series A	1,091	1,362,024
AP Moeller — Maersk A/S, Series B	1,424	1,904,437
Carlsberg A/S, Class B	9,545	1,092,751
Coloplast A/S, Class B	4,278	390,792
Danske Bank A/S	48,013	889,555
DSV A/S	7,720	616,120
ISS A/S	25,084	710,900
Novo Nordisk A/S, Class B	89,187	4,179,845
Novozymes A/S, B Shares	10,959	458,274
Orsted A/S	6,639	479,751
Pandora A/S	7,420	322,233
Vestas Wind Systems A/S	12,376	1,023,040
		13,429,722

Security	Number of Shares	Value ($)
Finland 0.9%
Elisa Oyj	10,280	430,090
Fortum Oyj	45,779	1,040,462
Kesko Oyj, B Shares	16,493	949,051
Kone Oyj, Class B	26,064	1,267,312
Metso Oyj	14,127	415,592
Neste Oyj	10,568	968,242
Nokia Oyj	416,524	2,631,455
Nokian Renkaat Oyj	13,091	435,527
Orion Oyj, Class B	11,381	402,330
Sampo Oyj, A Shares	28,682	1,314,076
Stora Enso Oyj, R Shares	67,856	912,819
UPM-Kymmene Oyj	57,400	1,666,996
Wartsila Oyj Abp	30,728	501,747
		12,935,699

France 9.2%
Accor S.A.	12,426	540,419
Air France-KLM *	51,353	645,992
Air Liquide S.A.	28,304	3,436,091
Airbus SE	19,565	2,255,061
Alstom S.A.	18,138	729,685
Arkema S.A.	8,696	823,924
Atos SE	7,818	712,843
AXA S.A.	205,789	4,772,281
BNP Paribas S.A.	123,888	5,838,341
Bollore S.A.	85,752	353,738
Bouygues S.A.	37,086	1,312,593
Bureau Veritas S.A.	16,609	368,984
Capgemini SE	10,761	1,188,394
Carrefour S.A.	180,608	3,571,678
Casino Guichard Perrachon S.A. (b)	29,246	1,439,001
CGG S.A. *	220,713	414,790
CNP Assurances	16,381	372,158
Compagnie de Saint-Gobain	99,234	3,424,365
Credit Agricole S.A.	106,976	1,221,818
Danone S.A.	42,199	3,070,896
Eiffage S.A.	8,675	812,728
Electricite de France S.A.	114,990	1,903,373
Engie S.A.	436,176	6,992,475
EssilorLuxottica S.A.	13,055	1,653,795
Eurazeo SE	6,582	489,219
Eutelsat Communications S.A.	18,712	396,819
Faurecia S.A.	11,674	510,731
Kering S.A.	2,451	1,229,232
Klepierre S.A.	10,674	365,787
L'Oreal S.A.	11,306	2,725,029
Legrand S.A.	15,550	921,282
LVMH Moet Hennessy Louis Vuitton SE	10,597	3,399,520
Natixis S.A.	71,494	366,484
Orange S.A.	377,015	5,847,651
Pernod-Ricard S.A.	9,823	1,629,765
Peugeot S.A.	61,311	1,542,303
Publicis Groupe S.A.	17,203	1,050,414
Rallye S.A. (b)	49,371	567,976
Renault S.A.	32,437	2,295,403
Rexel S.A.	95,662	1,090,795
Safran S.A.	12,081	1,587,312
Sanofi	116,615	10,135,928
Schneider Electric SE	55,748	3,964,888
SCOR SE	17,878	752,302
Societe Generale S.A.	139,715	4,356,243
Sodexo S.A. (b)	9,281	966,163
Suez	68,991	883,247
TechnipFMC plc	23,648	549,255
Teleperformance	2,587	445,225

18

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Thales S.A.	4,965	549,076
TOTAL S.A.	389,043	21,327,773
Unibail-Rodamco-Westfield	7,433	1,336,837
Valeo S.A.	33,278	1,041,056
Veolia Environnement S.A.	87,715	1,853,036
Vinci S.A.	45,468	4,000,747
Vivendi S.A.	135,537	3,456,053
Wendel S.A.	3,058	372,634
		129,861,608

Germany 8.0%
adidas AG	9,380	2,231,888
Allianz SE	40,719	8,639,448
Aurubis AG	12,169	666,440
BASF SE	132,346	9,695,354
Bayer AG	82,129	6,225,029
Bayerische Motoren Werke AG	65,613	5,527,919
Beiersdorf AG	4,719	472,380
Bilfinger SE	9,711	310,442
Brenntag AG	20,174	955,191
Commerzbank AG *	166,047	1,195,102
Continental AG	14,025	2,216,461
Covestro AG	14,373	794,246
Daimler AG	186,016	11,019,389
Deutsche Bank AG	262,749	2,335,659
Deutsche Boerse AG	5,995	798,222
Deutsche Lufthansa AG	44,734	1,129,357
Deutsche Post AG	117,807	3,479,559
Deutsche Telekom AG	513,688	8,353,006
E.ON SE	500,421	5,562,867
Evonik Industries AG	20,516	561,083
Freenet AG	20,255	431,330
Fresenius Medical Care AG & Co. KGaA	15,953	1,173,345
Fresenius SE & Co. KGaA	33,940	1,759,787
Fuchs Petrolub SE	1,788	78,511
GEA Group AG	18,019	496,433
Hannover Rueck SE	5,042	727,730
HeidelbergCement AG	20,736	1,435,909
Henkel AG & Co. KGaA	7,591	695,800
Hugo Boss AG	7,742	555,103
Infineon Technologies AG	44,385	987,276
Innogy SE	21,693	1,027,780
K&S AG	36,436	709,581
KION Group AG	5,047	291,406
LANXESS AG	11,341	624,221
Leoni AG	8,523	315,765
MAN SE	3,675	379,916
Merck KGaA	7,066	741,923
METRO AG	53,656	908,015
MTU Aero Engines AG	2,389	515,169
Muenchener Rueckversicherungs-Gesellschaft AG	17,059	3,806,891
OSRAM Licht AG	12,648	538,195
ProSiebenSat.1 Media SE	32,611	582,125
Rheinmetall AG	3,968	412,157
RWE AG	144,477	3,593,378
Salzgitter AG	11,020	332,945
SAP SE	36,663	3,791,144
Siemens AG	75,178	8,254,380
Suedzucker AG	22,879	371,911
Symrise AG	4,824	400,686
Telefonica Deutschland Holding AG	88,937	311,800
ThyssenKrupp AG	46,395	824,536
Uniper SE	70,275	2,037,744
Security	Number of Shares	Value ($)
Volkswagen AG	6,593	1,150,169
Vonovia SE	14,673	737,444
		113,169,547

Hong Kong 1.7%
AIA Group Ltd.	326,200	2,945,425
BOC Hong Kong (Holdings) Ltd.	201,000	776,648
China Mengniu Dairy Co., Ltd. *	139,000	430,533
CK Asset Holdings Ltd.	129,000	1,086,026
CK Hutchison Holdings Ltd.	142,000	1,434,086
CLP Holdings Ltd.	138,000	1,607,294
Galaxy Entertainment Group Ltd.	87,000	605,750
Hang Seng Bank Ltd.	31,400	722,416
Hong Kong & China Gas Co., Ltd.	279,917	608,273
Hong Kong Exchanges & Clearing Ltd.	16,216	507,384
Hongkong Land Holdings Ltd.	54,700	393,506
Jardine Matheson Holdings Ltd.	18,100	1,210,793
Jardine Strategic Holdings Ltd.	15,626	599,038
Li & Fung Ltd.	2,690,000	457,196
Link REIT	51,500	566,095
MTR Corp., Ltd.	98,610	551,502
New World Development Co., Ltd.	673,689	1,062,508
Noble Group Ltd. *(a)	18,617,693	184,835
PCCW Ltd.	667,000	397,058
Sands China Ltd.	170,000	815,545
SJM Holdings Ltd.	443,000	467,866
Sun Hung Kai Properties Ltd.	112,000	1,878,525
Swire Pacific Ltd., Class A	94,000	1,113,262
Swire Pacific Ltd., Class B	181,051	323,570
Techtronic Industries Co., Ltd.	54,500	318,146
The Wharf Holdings Ltd.	182,000	550,095
Want Want China Holdings Ltd.	463,000	375,222
WH Group Ltd.	891,000	764,064
Wheelock & Co., Ltd.	80,000	512,850
Yue Yuen Industrial Holdings Ltd.	143,000	487,747
		23,753,258

Ireland 0.6%
AerCap Holdings N.V. *	11,071	523,215
Bank of Ireland Group plc	51,765	310,620
CRH plc	82,592	2,377,376
Experian plc	50,050	1,256,634
Kerry Group plc, Class A	5,921	604,584
Seagate Technology plc	57,924	2,564,875
Smurfit Kappa Group plc	27,137	782,515
		8,419,819

Israel 0.4%
Bank Hapoalim B.M.	72,783	493,338
Bank Leumi Le-Israel B.M.	66,202	437,688
Bezeq The Israeli Telecommunication Corp., Ltd.	564,395	452,686
Check Point Software Technologies Ltd. *	5,093	570,008
Israel Chemicals Ltd.	120,653	700,280
Teva Pharmaceutical Industries Ltd. *	157,562	3,133,877
		5,787,877

Italy 2.9%
Assicurazioni Generali S.p.A.	141,737	2,481,427
Atlantia S.p.A.	46,063	1,090,269
BPER Banca	80,739	273,618
Enel S.p.A.	1,451,991	8,775,712
Eni S.p.A.	663,661	11,252,917
EXOR N.V.	41,499	2,653,109

19

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Intesa Sanpaolo S.p.A.	1,533,033	3,507,768
Leonardo S.p.A.	43,004	416,711
Mediobanca S.p.A.	32,742	285,338
Poste Italiane S.p.A	54,229	467,004
Prysmian S.p.A.	21,562	463,223
Saipem S.p.A. *	125,774	597,931
Snam S.p.A.	226,755	1,082,829
Telecom Italia S.p.A. *	3,199,430	1,780,178
Terna — Rete Elettrica Nationale S.p.A.	104,138	641,809
UniCredit S.p.A.	341,102	3,943,300
Unione di Banche Italiane S.p.A.	167,534	429,846
Unipol Gruppo S.p.A.	104,373	477,865
		40,620,854

Japan 25.0%
Aeon Co., Ltd.	102,000	2,075,929
AGC, Inc.	39,700	1,345,445
Air Water, Inc.	24,600	410,410
Aisin Seiki Co., Ltd.	37,800	1,494,408
Ajinomoto Co., Inc.	60,500	1,047,537
Alfresa Holdings Corp.	40,700	1,121,747
Alps Alpine Co., Ltd.	26,900	567,069
Amada Holdings Co., Ltd.	34,500	347,238
ANA Holdings, Inc.	15,500	571,327
Asahi Group Holdings Ltd.	31,400	1,315,328
Asahi Kasei Corp.	151,000	1,656,834
Asics Corp.	20,900	302,528
Astellas Pharma, Inc.	159,200	2,362,245
Bandai Namco Holdings, Inc.	19,000	839,357
Bridgestone Corp.	107,900	4,153,220
Brother Industries Ltd.	33,000	556,907
Canon, Inc.	172,600	4,964,012
Casio Computer Co., Ltd.	24,700	328,499
Central Japan Railway Co.	16,700	3,609,241
Chubu Electric Power Co., Inc.	142,300	2,252,401
Chugai Pharmaceutical Co., Ltd.	6,400	377,897
Coca-Cola Bottlers Japan Holdings, Inc.	13,000	401,547
COMSYS Holdings Corp.	14,300	373,564
Concordia Financial Group Ltd.	76,000	313,474
Cosmo Energy Holdings Co., Ltd.	9,800	221,868
Credit Saison Co., Ltd.	21,000	276,719
Dai Nippon Printing Co., Ltd.	70,400	1,629,408
Dai-ichi Life Holdings, Inc.	101,500	1,648,055
Daicel Corp.	47,500	498,195
Daido Steel Co., Ltd.	6,900	288,434
Daiichi Sankyo Co., Ltd.	45,100	1,564,423
Daikin Industries Ltd.	15,300	1,656,089
Daito Trust Construction Co., Ltd.	7,300	1,013,913
Daiwa House Industry Co., Ltd.	67,600	2,191,682
Daiwa Securities Group, Inc.	150,600	751,081
Denka Co., Ltd.	12,000	386,019
Denso Corp.	65,300	3,003,582
Dentsu, Inc.	20,001	948,729
DIC Corp.	17,500	561,030
Don Quijote Holdings Co., Ltd.	7,300	424,503
Dowa Holdings Co., Ltd.	11,700	374,846
East Japan Railway Co.	40,518	3,753,979
Ebara Corp.	13,300	367,101
EDION Corp.	31,600	320,742
Eisai Co., Ltd.	13,900	1,079,286
Electric Power Development Co., Ltd.	28,800	720,327
Fanuc Corp.	9,500	1,615,775
Fast Retailing Co., Ltd.	2,000	917,813
Fuji Electric Co., Ltd.	13,200	407,945
FUJIFILM Holdings Corp.	66,700	2,865,841
Fujikura Ltd.	74,100	325,271
Security	Number of Shares	Value ($)
Fujitsu Ltd.	40,100	2,691,327
Furukawa Electric Co., Ltd.	12,000	359,933
H2O Retailing Corp.	20,000	281,474
Hakuhodo DY Holdings, Inc.	33,600	517,097
Hankyu Hanshin Holdings, Inc.	22,000	785,283
Hanwa Co., Ltd.	15,800	438,765
Haseko Corp.	31,900	353,814
Hino Motors Ltd.	57,900	581,317
Hitachi Construction Machinery Co., Ltd.	12,800	325,079
Hitachi Ltd.	192,000	6,040,027
Hitachi Metals Ltd.	37,500	421,875
Hokuriku Electric Power Co. *	45,000	396,089
Honda Motor Co., Ltd.	357,000	10,717,837
Hoya Corp.	20,500	1,189,766
Ibiden Co., Ltd.	23,700	345,492
Idemitsu Kosan Co., Ltd.	28,300	998,634
IHI Corp.	17,200	544,752
Iida Group Holdings Co., Ltd.	28,800	524,126
Inpex Corp.	176,600	1,697,553
Isetan Mitsukoshi Holdings Ltd.	74,000	761,564
Isuzu Motors Ltd.	88,600	1,317,956
ITOCHU Corp.	172,200	3,158,871
J. Front Retailing Co., Ltd.	46,900	537,580
Japan Display, Inc. *(b)	406,500	270,852
Japan Post Bank Co., Ltd.	37,800	439,949
Japan Post Holdings Co., Ltd.	151,700	1,864,850
Japan Tobacco, Inc.	135,000	3,417,623
JFE Holdings, Inc.	129,300	2,279,224
JGC Corp.	37,600	576,881
JSR Corp.	25,700	415,528
JTEKT Corp.	52,300	679,281
JXTG Holdings, Inc.	648,450	3,541,918
K’s Holdings Corp.	36,400	362,674
Kajima Corp.	46,000	654,334
Kamigumi Co., Ltd.	14,800	327,644
Kaneka Corp.	10,400	406,586
Kao Corp.	25,200	1,781,598
Kawasaki Heavy Industries Ltd.	30,700	773,445
Kawasaki Kisen Kaisha Ltd. *	30,800	401,915
KDDI Corp.	229,700	5,738,969
Keio Corp.	8,800	505,537
Kewpie Corp.	17,200	390,917
Keyence Corp.	1,246	641,210
Kikkoman Corp.	8,900	473,479
Kinden Corp.	20,000	328,532
Kintetsu Group Holdings Co., Ltd.	15,600	680,836
Kirin Holdings Co., Ltd.	74,200	1,771,441
Kobe Steel Ltd.	119,900	963,183
Koito Manufacturing Co., Ltd.	8,100	487,812
Komatsu Ltd.	93,300	2,456,787
Konica Minolta, Inc.	104,200	1,049,190
Kubota Corp.	92,100	1,460,159
Kuraray Co., Ltd.	53,700	825,832
Kyocera Corp.	32,500	1,830,489
Kyowa Hakko Kirin Co., Ltd.	17,300	331,672
Kyushu Electric Power Co., Inc.	53,100	657,982
Kyushu Railway Co.	12,900	440,436
Leopalace21 Corp.	60,300	285,706
LIXIL Group Corp.	48,200	709,832
Makita Corp.	14,900	527,934
Marubeni Corp.	287,500	2,240,946
Matsumotokiyoshi Holdings Co., Ltd.	10,200	315,101
Mazda Motor Corp.	163,100	1,805,066
Medipal Holdings Corp.	43,000	992,488
MEIJI Holdings Co., Ltd.	13,700	1,059,353
Minebea Mitsumi, Inc.	27,200	447,414
Mitsubishi Chemical Holdings Corp.	228,800	1,966,200
Mitsubishi Corp.	134,900	3,953,678

20

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mitsubishi Electric Corp.	262,900	3,308,146
Mitsubishi Estate Co., Ltd.	64,800	1,147,704
Mitsubishi Gas Chemical Co., Inc.	22,600	357,456
Mitsubishi Heavy Industries Ltd.	66,600	2,575,131
Mitsubishi Materials Corp.	33,700	964,682
Mitsubishi Motors Corp.	133,300	828,216
Mitsubishi Tanabe Pharma Corp.	21,400	335,265
Mitsubishi UFJ Financial Group, Inc.	1,334,934	7,160,476
Mitsui & Co., Ltd.	241,900	3,952,142
Mitsui Chemicals, Inc.	32,000	803,360
Mitsui Fudosan Co., Ltd.	67,800	1,647,191
Mitsui Mining & Smelting Co., Ltd.	11,700	276,024
Mitsui O.S.K. Lines Ltd.	30,400	759,573
Mizuho Financial Group, Inc.	2,701,116	4,433,496
MS&AD Insurance Group Holdings, Inc.	58,290	1,725,591
Murata Manufacturing Co., Ltd.	12,300	1,847,654
Nagase & Co., Ltd.	31,300	458,128
Nagoya Railroad Co., Ltd.	19,600	518,713
NEC Corp.	64,100	2,154,078
NGK Insulators Ltd.	28,100	432,132
NGK Spark Plug Co., Ltd.	20,600	443,846
NH Foods Ltd.	25,700	1,016,986
NHK Spring Co., Ltd.	42,000	389,652
Nichirei Corp.	12,500	338,941
Nidec Corp.	6,400	769,652
Nikon Corp.	47,800	817,305
Nintendo Co., Ltd.	2,230	676,332
Nippon Electric Glass Co., Ltd.	17,400	484,566
Nippon Express Co., Ltd.	14,700	930,232
Nippon Paper Industries Co., Ltd.	29,600	580,402
Nippon Shokubai Co., Ltd.	4,900	324,795
Nippon Steel & Sumitomo Metal Corp.	205,800	3,811,069
Nippon Telegraph & Telephone Corp.	136,108	5,851,033
Nippon Yusen K.K.	66,700	1,116,695
Nissan Motor Co., Ltd.	474,900	4,055,644
Nisshin Seifun Group, Inc.	23,730	478,871
Nissin Foods Holdings Co., Ltd.	5,500	350,145
Nitori Holdings Co., Ltd.	3,100	403,681
Nitto Denko Corp.	18,200	1,029,487
NOK Corp.	25,400	410,232
Nomura Holdings, Inc.	359,700	1,404,564
Nomura Real Estate Holdings, Inc.	17,500	339,878
NSK Ltd.	66,700	650,577
NTN Corp.	96,000	315,468
NTT Data Corp.	65,100	776,070
NTT DOCOMO, Inc.	154,800	3,719,347
Obayashi Corp.	80,600	766,931
Odakyu Electric Railway Co., Ltd.	19,800	444,928
Oji Holdings Corp.	145,200	840,793
Olympus Corp.	18,400	754,787
Omron Corp.	21,100	866,540
Ono Pharmaceutical Co., Ltd.	15,900	347,352
Oriental Land Co., Ltd.	5,500	563,936
ORIX Corp.	99,400	1,499,331
Osaka Gas Co., Ltd.	78,800	1,560,114
Otsuka Holdings Co., Ltd.	35,300	1,447,846
Panasonic Corp.	347,250	3,400,348
Recruit Holdings Co., Ltd.	45,700	1,226,611
Renesas Electronics Corp. *	40,300	232,349
Rengo Co., Ltd.	36,800	322,138
Resona Holdings, Inc.	203,858	1,030,009
Ricoh Co., Ltd.	170,200	1,813,120
Rohm Co., Ltd.	6,000	423,477
Ryohin Keikaku Co., Ltd.	1,100	262,173
San-Ai Oil Co., Ltd.	23,100	202,946
Secom Co., Ltd.	15,400	1,289,318
Sega Sammy Holdings, Inc.	28,200	397,425
Security	Number of Shares	Value ($)
Seibu Holdings, Inc.	20,600	357,881
Seiko Epson Corp.	53,700	835,840
Seino Holdings Co., Ltd.	27,800	384,329
Sekisui Chemical Co., Ltd.	59,500	923,530
Sekisui House Ltd.	106,200	1,587,201
Seven & i Holdings Co., Ltd.	100,200	4,363,007
Shimadzu Corp.	14,700	338,063
Shimamura Co., Ltd.	4,700	407,000
Shimano, Inc.	3,800	533,201
Shimizu Corp.	77,400	658,689
Shin-Etsu Chemical Co., Ltd.	24,600	2,074,188
Shionogi & Co., Ltd.	11,200	690,790
Shiseido Co., Ltd.	12,700	755,481
Showa Denko K.K.	15,200	510,531
Showa Shell Sekiyu K.K.	35,900	534,882
Skylark Holdings Co., Ltd.	21,800	363,182
SMC Corp.	2,400	792,113
SoftBank Group Corp.	75,600	5,954,538
Sojitz Corp.	253,400	974,256
Sompo Holdings, Inc.	35,900	1,353,580
Sony Corp.	66,800	3,347,143
Stanley Electric Co., Ltd.	13,600	395,012
Subaru Corp.	96,300	2,261,322
Sumitomo Chemical Co., Ltd.	271,800	1,417,868
Sumitomo Corp.	137,400	2,127,436
Sumitomo Electric Industries Ltd.	166,600	2,373,774
Sumitomo Forestry Co., Ltd.	30,200	393,900
Sumitomo Heavy Industries Ltd.	16,500	559,732
Sumitomo Metal Mining Co., Ltd.	29,500	853,225
Sumitomo Mitsui Financial Group, Inc.	145,710	5,420,699
Sumitomo Mitsui Trust Holdings, Inc.	33,700	1,276,535
Sumitomo Realty & Development Co., Ltd.	23,400	893,643
Sumitomo Rubber Industries Ltd.	44,600	619,948
Suntory Beverage & Food Ltd.	11,600	513,609
Suzuken Co., Ltd.	18,730	983,429
Suzuki Motor Corp.	43,000	2,245,483
T&D Holdings, Inc.	61,050	757,880
Taiheiyo Cement Corp.	21,000	721,008
Taisei Corp.	19,400	913,398
Takashimaya Co., Ltd.	33,300	452,542
Takeda Pharmaceutical Co., Ltd.	91,621	3,699,037
TDK Corp.	13,400	1,060,422
Teijin Ltd.	33,400	577,248
Terumo Corp.	13,300	759,324
The Chiba Bank Ltd.	51,900	315,921
The Chugoku Electric Power Co., Inc.	58,600	801,895
The Kansai Electric Power Co., Inc.	106,300	1,618,046
The Yokohama Rubber Co., Ltd.	19,400	411,491
TIS, Inc.	9,200	414,133
Tobu Railway Co., Ltd.	20,300	573,319
Toho Gas Co., Ltd.	13,900	597,039
Toho Holdings Co., Ltd.	14,900	364,979
Tohoku Electric Power Co., Inc.	109,400	1,483,200
Tokio Marine Holdings, Inc.	52,200	2,556,009
Tokyo Electric Power Co. Holdings, Inc. *	668,400	4,113,963
Tokyo Electron Ltd.	6,100	890,726
Tokyo Gas Co., Ltd.	88,400	2,324,496
Tokyu Corp.	45,000	770,155
Tokyu Fudosan Holdings Corp.	60,500	329,607
Toppan Printing Co., Ltd.	68,600	1,124,286
Toray Industries, Inc.	211,100	1,564,482
Toshiba Corp.	39,700	1,257,168
Tosoh Corp.	42,200	599,347
TOTO Ltd.	11,200	434,945
Toyo Seikan Group Holdings Ltd.	38,900	875,615
Toyo Suisan Kaisha Ltd.	11,800	424,777

21

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toyoda Gosei Co., Ltd.	17,700	387,256
Toyota Industries Corp.	19,700	975,959
Toyota Motor Corp.	357,918	22,029,884
Toyota Tsusho Corp.	54,500	1,733,412
TS Tech Co., Ltd.	9,500	285,825
Tsuruha Holdings, Inc.	2,700	249,928
Ube Industries Ltd.	21,300	481,653
Unicharm Corp.	16,300	504,446
West Japan Railway Co.	22,963	1,677,128
Yakult Honsha Co., Ltd.	4,700	313,667
Yamada Denki Co., Ltd.	218,200	1,074,523
Yamaha Corp.	10,300	450,765
Yamaha Motor Co., Ltd.	35,000	750,178
Yamato Holdings Co., Ltd.	42,600	1,135,098
Yamazaki Baking Co., Ltd.	21,200	416,421
Yaskawa Electric Corp.	10,500	297,180
Yokogawa Electric Corp.	21,800	405,985
		354,013,420

Luxembourg 0.4%
ArcelorMittal	117,898	2,723,117
Millicom International Cellular S.A. SDR *	16,651	1,042,864
RTL Group S.A.	5,737	313,803
SES S.A.	46,032	938,189
Tenaris S.A.	51,141	642,393
		5,660,366

Netherlands 5.3%
ABN AMRO Group N.V. CVA	16,182	403,514
Aegon N.V.	274,324	1,413,245
Akzo Nobel N.V.	18,557	1,597,152
Altice Europe N.V. *	152,682	311,447
Altice Europe N.V., Class B *	18,000	36,873
ASML Holding N.V.	7,697	1,345,955
ASR Nederland N.V.	10,444	440,508
Boskalis Westminster N.V.	15,591	409,695
Gemalto N.V. *	6,587	381,950
HAL Trust (b)	6,269	975,617
Heineken Holding N.V.	10,694	928,374
Heineken N.V.	13,657	1,226,659
ING Groep N.V.	310,263	3,681,521
Koninklijke Ahold Delhaize N.V.	194,997	5,137,410
Koninklijke DSM N.V.	14,087	1,317,362
Koninklijke KPN N.V.	524,554	1,612,594
Koninklijke Philips N.V.	77,457	3,053,748
NN Group N.V.	21,053	889,012
Randstad N.V.	18,999	915,836
Royal Dutch Shell plc, A Shares	689,592	21,325,392
Royal Dutch Shell plc, B Shares	655,244	20,344,435
Signify N.V.	27,947	692,329
SNS Reaal N.V. *(a)(b)	124,822	—
Unilever N.V. CVA	96,367	5,160,470
VEON Ltd. ADR	240,366	608,126
Wolters Kluwer N.V.	15,336	953,760
X5 Retail Group N.V. GDR	12,918	340,768
		75,503,752

New Zealand 0.1%
Contact Energy Ltd.	102,320	428,124
Fletcher Building Ltd. *	198,602	686,369
Spark New Zealand Ltd.	274,756	772,365
		1,886,858

Security	Number of Shares	Value ($)
Norway 0.8%
DNB A.S.A.	77,949	1,383,534
Equinor A.S.A.	208,875	4,776,174
Mowi A.S.A.	29,574	653,305
Norsk Hydro A.S.A.	185,151	858,365
Orkla A.S.A.	72,518	586,114
Telenor A.S.A.	80,147	1,517,338
Yara International A.S.A.	35,984	1,487,979
		11,262,809

Portugal 0.2%
EDP — Energias de Portugal S.A.	478,614	1,748,189
Galp Energia, SGPS, S.A.	61,932	967,657
Jeronimo Martins, SGPS, S.A.	28,819	408,428
		3,124,274

Singapore 0.9%
CapitaLand Ltd.	188,100	466,341
ComfortDelGro Corp., Ltd.	306,000	530,982
DBS Group Holdings Ltd.	89,156	1,588,987
Flex Ltd. *	80,575	775,132
Hutchison Port Holdings Trust, Class U	1,264,264	317,109
Jardine Cycle & Carriage Ltd.	18,000	505,806
Keppel Corp., Ltd.	229,100	1,041,765
Oversea-Chinese Banking Corp., Ltd.	187,617	1,609,507
Sembcorp Industries Ltd.	181,000	349,189
Singapore Airlines Ltd.	89,170	640,596
Singapore Press Holdings Ltd.	187,900	351,000
Singapore Telecommunications Ltd.	748,486	1,682,900
United Overseas Bank Ltd.	73,452	1,376,578
Wilmar International Ltd.	397,766	985,169
		12,221,061

Spain 3.5%
Acciona S.A.	4,666	444,268
ACS Actividades de Construccion y Servicios S.A.	37,583	1,555,340
Aena SME S.A.	2,757	476,567
Amadeus IT Group S.A.	12,602	916,397
Banco Bilbao Vizcaya Argentaria S.A.	598,557	3,552,524
Banco De Sabadell S.A.	723,877	830,000
Banco Santander S.A.	2,780,034	13,184,679
Bankinter S.A.	35,625	278,169
CaixaBank S.A.	207,519	784,836
Distribuidora Internacional de Alimentacion S.A. (b)	280,275	137,300
Enagas S.A.	18,353	534,952
Endesa S.A.	78,568	1,965,100
Ferrovial S.A.	43,728	980,595
Grifols S.A.	12,942	337,610
Iberdrola S.A.	654,733	5,411,681
Iberdrola S.A., Interim Shares *(a)	14,549	120,254
Industria de Diseno Textil S.A.	56,650	1,584,682
Mapfre S.A.	158,024	439,681
Naturgy Energy Group S.A.	49,071	1,371,772
Red Electrica Corp. S.A.	31,303	721,391
Repsol S.A.	273,250	4,796,370
Telefonica S.A.	1,123,910	9,667,396
		50,091,564

22

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sweden 2.5%
Alfa Laval AB	20,000	453,436
Assa Abloy AB, Class B	51,302	955,967
Atlas Copco AB, A Shares	42,720	1,114,536
Atlas Copco AB, B Shares	24,338	582,390
Autoliv, Inc.	7,884	629,537
Boliden AB	28,218	706,247
Electrolux AB, B Shares	30,769	728,062
Epiroc AB, Class A *	38,099	365,839
Epiroc AB, Class B *	20,207	181,117
Essity AB, Class B	42,096	1,164,735
Getinge AB, B Shares	31,185	352,118
Hennes & Mauritz AB, B Shares	197,603	3,074,663
Hexagon AB, B Shares	8,687	425,415
Husqvarna AB, B Shares	48,847	373,347
Nordea Bank Abp	322,600	2,936,074
Sandvik AB	89,584	1,431,538
Securitas AB, B Shares	39,920	641,910
Skandinaviska Enskilda Banken AB, A Shares	125,348	1,315,733
Skanska AB, B Shares	63,628	1,114,137
SKF AB, B Shares	53,903	907,953
SSAB AB, A Shares	29,671	117,619
SSAB AB, B Shares	92,363	309,251
Svenska Cellulosa AB, S.C.A., B Shares	34,386	302,458
Svenska Handelsbanken AB, A Shares	134,664	1,464,451
Swedbank AB, A Shares	89,627	2,036,006
Swedish Match AB	12,239	548,332
Tele2 AB, B Shares	70,481	882,373
Telefonaktiebolaget LM Ericsson, B Shares	516,831	4,606,757
Telia Co. AB	444,563	1,937,383
Trelleborg AB, B Shares	22,828	384,523
Veoneer, Inc. *(b)	9,642	287,428
Volvo AB, A Shares	20,067	288,458
Volvo AB, B Shares	151,712	2,186,150
		34,805,943

Switzerland 6.6%
ABB Ltd.	199,294	3,814,628
Adecco Group AG	31,165	1,561,710
Aryzta AG *	190,441	214,338
Baloise Holding AG	3,528	546,409
Chocoladefabriken Lindt & Spruengli AG	3	220,222
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	32	203,472
Cie Financiere Richemont S.A.	37,844	2,608,507
Clariant AG *	17,854	354,635
Coca-Cola HBC AG *	13,067	439,170
Credit Suisse Group AG *	136,502	1,659,229
Ferguson plc	27,566	1,845,906
Geberit AG	1,318	515,248
Georg Fischer AG	331	293,396
Givaudan S.A.	436	1,057,761
Glencore plc *	2,325,101	9,454,607
Julius Baer Group Ltd. *	7,143	287,093
Kuehne & Nagel International AG	4,612	623,686
LafargeHolcim Ltd. *	51,871	2,439,377
Lonza Group AG *	1,732	457,591
Nestle S.A.	208,233	18,154,561
Novartis AG	158,419	13,830,100
Roche Holding AG	46,234	12,299,894
Roche Holding AG — Bearer Shares	1,853	487,085
Schindler Holding AG	2,522	535,520
Security	Number of Shares	Value ($)
SGS S.A.	278	671,103
Sika AG	5,897	778,733
STMicroelectronics N.V.	35,838	570,887
Swiss Life Holding AG *	2,107	869,245
Swiss Prime Site AG *	3,854	326,484
Swiss Re AG	49,850	4,780,846
Swisscom AG	2,589	1,240,914
TE Connectivity Ltd.	21,828	1,766,977
The Swatch Group AG	5,432	302,248
The Swatch Group AG — Bearer Shares	2,877	824,151
UBS Group AG *	171,245	2,219,968
Vifor Pharma AG	2,585	329,004
Zurich Insurance Group AG	16,033	5,032,000
		93,616,705

United Kingdom 14.6%
3i Group plc	49,452	551,920
Admiral Group plc	15,577	423,570
Aggreko plc	52,400	477,456
Anglo American plc	92,491	2,363,679
Antofagasta plc	44,226	505,588
Ashtead Group plc	26,276	666,490
Associated British Foods plc	36,517	1,146,036
AstraZeneca plc	96,494	6,990,206
Aviva plc	326,434	1,775,347
Babcock International Group plc	47,398	330,131
BAE Systems plc	313,320	2,107,820
Balfour Beatty plc	107,084	385,246
Barclays plc	1,927,486	4,017,561
Barratt Developments plc	107,179	758,090
Bellway plc	10,505	390,705
BHP Group plc	269,872	6,029,668
BP plc	4,055,740	27,705,342
British American Tobacco plc	163,023	5,746,567
BT Group plc	1,420,723	4,332,353
Bunzl plc	25,044	789,690
Burberry Group plc	34,177	807,908
Capita plc *	355,038	541,148
Carnival plc	11,964	676,911
Centrica plc	1,423,215	2,557,581
CNH Industrial N.V.	105,058	1,032,587
Coca-Cola European Partners plc	12,901	613,830
Compass Group plc	99,892	2,137,543
Croda International plc	6,199	392,479
DCC plc	9,815	803,490
Delphi Technologies plc	12,872	230,538
Diageo plc	112,846	4,306,927
Direct Line Insurance Group plc	253,658	1,121,176
Dixons Carphone plc	258,130	467,458
Drax Group plc	100,603	531,063
DS Smith plc	91,808	407,157
easyJet plc	30,770	509,834
Ensco plc, Class A	144,748	636,891
Fiat Chrysler Automobiles N.V. *	173,587	2,970,400
FirstGroup plc *	612,671	744,551
G4S plc	185,330	475,249
GlaxoSmithKline plc	481,147	9,346,070
Greene King plc	49,324	389,105
Hays plc	150,426	298,276
Hiscox Ltd.	17,275	321,464
HSBC Holdings plc	1,773,897	14,936,653
IMI plc	30,669	385,338
Imperial Brands plc	115,313	3,827,706
Inchcape plc	88,578	666,501
Informa plc	71,608	636,043
Inmarsat plc	71,533	347,271
InterContinental Hotels Group plc	12,134	689,546

23

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
International Consolidated Airlines Group S.A.	94,970	802,106
Intertek Group plc	5,299	341,940
Investec plc	62,162	399,567
ITV plc	441,142	748,827
J. Sainsbury plc	500,940	1,875,745
John Wood Group plc	84,210	597,670
Johnson Matthey plc	37,599	1,502,062
Kingfisher plc	602,756	1,760,862
Land Securities Group plc	48,956	556,745
Legal & General Group plc	483,104	1,645,886
Liberty Global plc, Class A *	26,012	634,693
Liberty Global plc, Class C *	65,486	1,542,850
Lloyds Banking Group plc	5,222,257	3,981,263
London Stock Exchange Group plc	6,145	369,566
Marks & Spencer Group plc	470,360	1,779,643
Meggitt plc	88,782	601,300
Mondi plc	33,178	802,347
National Grid plc	509,867	5,552,142
Next plc	16,887	1,073,990
Old Mutual Ltd.	454,498	788,439
Pearson plc	109,953	1,307,220
Pennon Group plc	41,029	410,950
Persimmon plc	22,558	703,709
Petrofac Ltd.	49,626	357,663
Phoenix Group Holdings plc	51,998	433,534
Provident Financial plc *	48,091	331,780
Prudential plc	126,500	2,473,850
Quilter plc	177,532	286,113
Reckitt Benckiser Group plc	40,799	3,139,265
RELX plc	83,320	1,845,498
Rio Tinto plc	124,160	6,868,795
Rolls-Royce Holdings plc *	193,382	2,247,763
Royal Mail plc	271,346	956,066
RSA Insurance Group plc	74,554	502,703
Severn Trent plc	29,176	766,664
Smith & Nephew plc	49,505	932,610
Smiths Group plc	35,783	679,500
SSE plc	175,221	2,693,677
Standard Chartered plc	355,552	2,867,567
Standard Life Aberdeen plc	230,642	762,499
Subsea 7 S.A.	51,326	582,412
Tate & Lyle plc	69,760	629,709
Taylor Wimpey plc	327,076	709,182
Tesco plc	1,312,523	3,842,334
The Berkeley Group Holdings plc	12,970	638,598
The British Land Co., plc	41,138	309,897
The Sage Group plc	81,113	666,698
The Weir Group plc	19,086	377,704
Travis Perkins plc	58,805	945,194
Unilever plc	65,382	3,434,781
United Utilities Group plc	87,539	957,418
Vodafone Group plc	4,735,748	8,636,975
Whitbread plc	13,014	833,874
William Hill plc	145,860	337,597
WM Morrison Supermarkets plc	637,557	1,960,589
WPP plc	159,616	1,826,567
		205,916,757
Total Common Stock
(Cost $1,385,131,191)		1,398,309,017

Preferred Stock 0.7% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	8,184	604,901
Fuchs Petrolub SE	5,891	276,348
Henkel AG & Co. KGaA	11,487	1,118,075
Security	Number of Shares	Value ($)
RWE AG, Non Voting Shares	6,491	159,306
Volkswagen AG	39,832	6,794,010
		8,952,640

Italy 0.1%
Telecom Italia S.p.A. — RSP	1,716,606	840,014

Spain 0.0%
Grifols S.A., Class B	11,644	217,935
Total Preferred Stock
(Cost $10,428,326)		10,010,589

Rights 0.0% of net assets

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. expires 02/05/19 *	37,583	20,627
Total Rights
(Cost $19,206)		20,627

Other Investment Company 0.3% of net assets

United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	3,769,248	3,769,248
Total Other Investment Company
(Cost $3,769,248)		3,769,248
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Brown Brothers Harriman
Australian Dollar
0.79%, 02/01/19 (d)	274	199
Canadian Dollar
0.82%, 02/01/19 (d)	309,062	235,216
Danish Krone
(0.85%), 02/01/19 (d)	47,027	7,210
Euro
(0.57%), 02/01/19 (d)	1,186	1,354
Hong Kong Dollar
0.64%, 02/01/19 (d)	53,869	6,865
Japanese Yen
(0.32%), 02/01/19 (d)	171,495	1,574
New Zealand Dollar
0.60%, 02/01/19 (d)	64,993	44,923
Norwegian Krone
0.35%, 02/01/19 (d)	79,827	9,465
Pound Sterling
0.36%, 02/01/19 (d)	2,511	3,293
Singapore Dollar
0.86%, 02/01/19 (d)	56,573	42,024
Swedish Krona
(0.55%), 02/01/19 (d)	114,650	12,671
Swiss Franc
(1.44%), 02/01/19 (d)	18,748	18,853

24

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
JPMorgan Chase Bank
U.S. Dollar
1.75%, 02/01/19 (d)	103,738	103,738
Total Short-Term Investments
(Cost $487,385)		487,385

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	42	3,839,010	67,137
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,601,952.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$569,828,354	$—	$569,828,354
Australia	1,950,445	85,212,830	— *	87,163,275
Canada	99,452,186	—	—	99,452,186
France	883,247	128,978,361	—	129,861,608
Hong Kong	—	23,568,423	184,835	23,753,258
Ireland	3,088,090	5,331,729	—	8,419,819
Israel	570,008	5,217,869	—	5,787,877
Netherlands	990,076	74,513,676	— *	75,503,752
New Zealand	686,369	1,200,489	—	1,886,858
Singapore	775,132	11,445,929	—	12,221,061
Spain	—	49,971,310	120,254	50,091,564
Sweden	916,965	33,888,978	—	34,805,943
Switzerland	1,987,199	91,629,506	—	93,616,705
United Kingdom	3,658,802	202,257,955	—	205,916,757
Preferred Stock[1]	—	10,010,589	—	10,010,589
Rights [1]	20,627	—	—	20,627
Other Investment Company[1]	3,769,248	—	—	3,769,248
Short-Term Investments[1]	—	487,385	—	487,385
Futures Contracts[2]	67,137	—	—	67,137
Total	$118,815,531	$1,293,543,383	$305,089	$1,412,664,003
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
25

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
26

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 5.4%
Adelaide Brighton Ltd.	163,484	533,733
ALS Ltd.	149,297	790,577
Ansell Ltd.	41,051	700,914
Ardent Leisure Group Ltd.	269,254	265,202
Aristocrat Leisure Ltd.	45,632	820,719
ASX Ltd.	23,207	1,077,536
AusNet Services	686,624	825,078
Australian Pharmmaceutical Industries Ltd.	487,999	447,659
Automotive Holdings Group Ltd.	425,973	482,928
Bank of Queensland Ltd.	139,117	1,030,684
Beach Energy Ltd.	281,055	369,720
Bega Cheese Ltd.	82,973	307,084
Breville Group Ltd.	28,072	224,563
carsales.com Ltd.	31,918	293,527
Challenger Ltd.	104,892	553,610
Charter Hall Retail REIT	78,229	259,224
Cleanaway Waste Management Ltd.	457,514	602,216
Cochlear Ltd.	5,302	749,307
Computershare Ltd.	92,150	1,193,769
Cromwell Property Group	359,767	277,630
CSR Ltd.	294,329	626,497
Dexus	159,761	1,337,695
DuluxGroup Ltd.	107,380	535,470
Evolution Mining Ltd.	94,001	274,414
Flight Centre Travel Group Ltd.	17,455	547,731
G.U.D. Holdings Ltd.	34,138	278,781
G8 Education Ltd.	178,060	410,940
Genworth Mortgage Insurance Australia Ltd.	221,802	358,664
GWA Group Ltd.	146,334	297,574
Harvey Norman Holdings Ltd. (a)	251,238	616,981
Healius Ltd. *	416,452	883,831
Healthscope Ltd.	537,965	924,184
Iluka Resources Ltd.	124,363	790,651
Inghams Group Ltd.	164,948	552,246
InvoCare Ltd. (a)	33,350	296,187
IOOF Holdings Ltd.	139,661	512,292
IRESS Ltd.	28,888	247,206
JB Hi-Fi Ltd. (a)	62,424	1,017,157
Link Administration Holdings Ltd.	35,837	186,728
McMillan Shakespeare Ltd.	21,602	241,431
Mineral Resources Ltd.	58,286	674,046
Monadelphous Group Ltd.	83,084	892,723
Myer Holdings Ltd. *(a)	3,937,702	1,075,913
Navitas Ltd.	106,763	436,647
nib Holdings Ltd.	141,566	551,027
Nine Entertainment Co. Holdings Ltd.	697,236	740,211
Northern Star Resources Ltd.	44,980	287,511
Nufarm Ltd.	112,150	509,811
OceanaGold Corp.	174,872	624,186
Orora Ltd.	403,805	930,496
OZ Minerals Ltd.	136,729	974,262
Security	Number of Shares	Value ($)
Pact Group Holdings Ltd.	97,021	267,774
Pendal Group Ltd.	45,288	247,851
Perpetual Ltd.	14,047	334,548
Premier Investments Ltd.	29,188	293,951
Qube Holdings Ltd.	259,509	508,461
Ramsay Health Care Ltd.	28,431	1,174,207
Regis Resources Ltd.	105,850	400,587
Resolute Mining Ltd.	361,866	297,964
Sandfire Resources NL	57,858	295,157
SEEK Ltd.	47,973	594,746
Seven Group Holdings Ltd.	34,018	392,319
Seven West Media Ltd. *	1,051,273	413,258
Sigma Healthcare Ltd.	1,964,049	771,726
Southern Cross Media Group Ltd.	423,192	323,701
Super Retail Group Ltd.	111,558	591,709
Sydney Airport	152,734	729,044
The GPT Group	296,288	1,252,805
The Star Entertainment Grp Ltd.	289,781	937,648
TPG Telecom Ltd.	69,591	353,461
Treasury Wine Estates Ltd.	80,842	909,797
Vicinity Centres	521,852	993,537
Virgin Australia International Holdings *(b)	176,214	—
Washington H Soul Pattinson & Co., Ltd.	19,451	373,055
Whitehaven Coal Ltd.	139,375	504,335
		43,400,814

Austria 0.9%
ams AG *	6,883	184,505
Austria Technologie & Systemtechnik AG	12,023	248,210
BAWAG Group AG	7,147	303,176
CA Immobilien Anlagen AG	9,847	352,327
IMMOFINANZ AG *	24,267	641,600
Lenzing AG	5,347	523,113
Oesterreichische Post AG	17,955	675,598
Rhi Magnesita N.V.	4,793	268,280
S IMMO AG	14,250	274,795
Schoeller-Bleckmann Oilfield Equipment AG	2,785	216,600
Telekom Austria AG *	73,154	559,296
UNIQA Insurance Group AG	43,596	398,027
Verbund AG	15,608	797,683
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,352	444,901
Wienerberger AG	48,835	1,096,349
Zumtobel Group AG *	28,022	253,224
		7,237,684

Belgium 1.2%
Ackermans & van Haaren N.V.	4,505	720,941
AGFA-Gevaert N.V. *	124,699	490,486
Barco N.V.	3,659	447,594
Befimmo S.A.	4,437	266,112

27

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bekaert S.A.	30,906	832,426
bpost S.A.	78,996	724,189
Cie d'Entreprises CFE	3,011	319,616
Cofinimmo S.A.	5,076	671,145
D'ieteren S.A./N.V.	24,806	939,874
Elia System Operator S.A./N.V.	9,280	678,738
Euronav N.V.	58,519	458,189
Nyrstar N.V. *(a)	167,796	108,733
Ontex Group N.V.	29,006	617,678
Orange Belgium S.A.	24,511	469,084
Sofina S.A.	1,609	319,134
Telenet Group Holding N.V.	17,082	790,733
Tessenderlo Group S.A. *	11,348	401,876
		9,256,548

Canada 9.1%
Aecon Group, Inc.	52,972	736,556
AGF Management Ltd., Class B	96,146	397,331
Aimia, Inc. *	327,699	907,816
Air Canada *	24,736	558,558
Algonquin Power & Utilities Corp.	54,179	598,301
Allied Properties Real Estate Investment Trust	13,100	470,581
AltaGas Ltd.	80,349	822,477
Artis Real Estate Investment Trust	72,973	567,034
AutoCanada, Inc.	33,500	285,806
Baytex Energy Corp. *	490,100	824,324
Boardwalk Real Estate Investment Trust (a)	13,477	411,608
Bombardier, Inc., Class B *	147,600	223,543
Bonavista Energy Corp.	900,600	836,205
Bonterra Energy Corp.	26,422	118,039
CAE, Inc.	57,519	1,222,216
Canadian Apartment Properties REIT	20,299	723,006
Canadian Solar, Inc. *	25,103	541,472
Canadian Utilities Ltd., Class A	51,100	1,313,717
Canadian Western Bank	22,139	495,703
Canfor Corp. *	35,095	483,977
Capital Power Corp.	49,699	1,087,822
Cascades, Inc.	60,019	455,413
CCL Industries, Inc., Class B	17,890	754,295
Centerra Gold, Inc. *	121,177	614,208
CES Energy Solutions Corp.	114,642	289,670
Chartwell Retirement Residences	41,500	463,655
Chemtrade Logistics Income Fund (a)	43,981	354,807
Choice Properties Real Estate Investment Trust	24,600	239,831
Cineplex, Inc.	33,060	715,572
Cogeco Communications, Inc.	6,731	383,743
Cogeco, Inc.	11,300	579,642
Colliers International Group, Inc.	4,034	257,615
Cominar Real Estate Investment Trust	90,613	804,100
Constellation Software, Inc.	1,128	841,843
Corus Entertainment, Inc., Class B	100,143	424,519
Cott Corp.	39,800	602,475
Crombie Real Estate Investment Trust	34,300	357,632
Detour Gold Corp. *	23,100	231,360
Dorel Industries, Inc., Class B	39,736	493,846
Dream Global Real Estate Investment Trust	27,280	269,281
Dream Office Real Estate Investment Trust	46,817	837,678
Eldorado Gold Corp. *	131,561	492,622
Emera, Inc.	66,200	2,317,592
Enerflex Ltd.	51,149	675,784
Enerplus Corp.	108,000	934,556
Ensign Energy Services, Inc.	218,789	839,223
Security	Number of Shares	Value ($)
Entertainment One Ltd.	157,057	812,973
Exchange Income Corp. (a)	15,930	352,801
Extendicare, Inc.	57,900	321,679
First Capital Realty, Inc.	36,178	564,993
FirstService Corp.	4,200	341,223
Franco-Nevada Corp.	12,114	939,747
Genworth MI Canada, Inc.	16,505	561,618
Gran Tierra Energy, Inc. *	117,451	276,208
Granite Real Estate Investment Trust	8,004	362,874
Great Canadian Gaming Corp. *	11,227	458,838
Home Capital Group, Inc. *	52,370	670,393
Hudbay Minerals, Inc.	56,356	337,548
Hudson's Bay Co. (a)	114,300	708,095
iA Financial Corp., Inc.	31,324	1,163,609
IAMGOLD Corp. *	126,668	474,300
IGM Financial, Inc.	42,800	1,100,334
Innergex Renewable Energy, Inc.	22,700	248,431
Interfor Corp. *	27,195	370,686
Intertape Polymer Group, Inc.	23,885	358,289
Just Energy Group, Inc.	77,714	285,672
Kinder Morgan Canada Ltd.	8,300	92,921
Kinross Gold Corp. *	368,400	1,230,850
Laurentian Bank of Canada (a)	14,711	494,528
Lucara Diamond Corp.	169,900	215,939
Lundin Mining Corp.	120,825	551,733
Maple Leaf Foods, Inc.	42,763	952,278
Martinrea International, Inc.	74,571	714,524
Medical Facilities Corp.	29,886	393,036
MEG Energy Corp. *	125,062	516,828
Morneau Shepell, Inc.	15,112	304,092
Mullen Group Ltd.	75,892	695,414
Nevsun Resources Ltd. *	134,519	613,242
New Gold, Inc. *	317,192	359,691
NFI Group, Inc.	12,492	327,333
Norbord, Inc.	12,000	347,045
Northland Power, Inc.	29,446	534,934
Northview Apartment Real Estate Investment Trust	10,100	205,082
Open Text Corp.	29,450	1,046,927
Pan American Silver Corp.	32,430	483,754
Parex Resources, Inc. *	30,300	454,287
Pason Systems, Inc.	25,896	407,375
Pengrowth Energy Corp. *	1,273,200	746,120
Peyto Exploration & Development Corp.	109,402	562,851
PrairieSky Royalty Ltd.	16,400	236,898
Precision Drilling Corp. *	342,100	752,440
Premium Brands Holdings Corp.	5,400	318,135
Quebecor, Inc., Class B	61,600	1,450,046
Restaurant Brands International, Inc.	14,200	890,073
Richelieu Hardware Ltd.	18,514	331,264
Ritchie Bros. Auctioneers, Inc.	15,255	548,342
Rogers Sugar, Inc.	58,970	259,855
Russel Metals, Inc.	57,517	1,016,873
Secure Energy Services, Inc.	93,631	578,625
SEMAFO, Inc. *	116,300	262,880
Seven Generations Energy Ltd., Class A *	25,700	199,505
ShawCor Ltd.	51,496	794,417
SmartCentres Real Estate Investment Trust	30,225	766,005
Stantec, Inc.	34,948	830,911
Stella-Jones, Inc.	9,500	306,557
Superior Plus Corp.	110,943	916,961
TFI International, Inc.	39,970	1,176,635
The North West Co., Inc.	28,715	681,188
The Stars Group, Inc. *	9,100	164,762
TMX Group Ltd.	9,400	566,311
Toromont Industries Ltd.	18,781	834,600
Tourmaline Oil Corp.	50,877	693,874

28

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transcontinental, Inc., Class A	42,620	678,897
Trican Well Service Ltd. *	235,466	238,342
Turquoise Hill Resources Ltd. *	95,700	160,234
Uni-Select, Inc.	28,920	425,233
Western Forest Products, Inc.	290,995	445,146
Westshore Terminals Investment Corp.	18,656	310,235
Wheaton Precious Metals Corp.	59,460	1,252,599
Whitecap Resources, Inc.	117,300	395,478
Winpak Ltd.	8,800	313,838
WSP Global, Inc.	24,523	1,258,671
Yamana Gold, Inc.	376,000	1,058,792
		72,932,771

Denmark 1.3%
Chr. Hansen Holding A/S	6,590	625,825
D/S Norden A/S *	23,866	333,519
Dfds A/S	10,221	482,542
FLSmidth & Co. A/S	20,251	949,173
GN Store Nord A/S	19,405	836,480
H. Lundbeck A/S	5,567	244,446
Jyske Bank A/S	17,051	639,636
Matas A/S	28,942	328,362
Nilfisk Holding A/S *	10,911	403,296
NKT A/S *(a)	20,423	369,654
Per Aarsleff Holding A/S	11,825	389,791
Rockwool International A/S, B Shares	3,055	819,400
Royal Unibrew A/S	7,142	537,887
Scandinavian Tobacco Group A/S	31,293	404,859
Schouw & Co. A/S	5,902	477,643
SimCorp A/S	4,129	325,869
Sydbank A/S	23,680	547,359
Topdanmark A/S	5,557	264,760
Tryg A/S	32,619	832,219
William Demant Holding A/S *	12,788	403,981
		10,216,701

Finland 1.5%
Amer Sports Oyj *	30,974	1,374,869
Cargotec Oyj, B Shares	21,936	733,310
Caverion Oyj *	66,120	405,365
Cramo Oyj	26,347	503,015
DNA Oyj	10,463	220,439
Finnair Oyj	28,418	238,372
Huhtamaki Oyj	31,057	1,023,623
Kemira Oyj	54,666	664,891
Konecranes Oyj	18,993	657,654
Metsa Board Oyj	66,078	480,995
Oriola Oyj, B Shares	90,475	225,238
Outokumpu Oyj	218,211	943,077
Outotec Oyj *	73,994	303,761
Raisio Oyj, V Shares	87,638	268,832
Ramirent Oyj *	51,250	351,364
Sanoma Oyj	57,436	558,247
Tieto Oyj	33,427	958,750
Tikkurila Oyj	26,665	402,423
Uponor Oyj	29,220	332,608
Valmet Oyj	38,949	877,549
Yit Oyj	77,990	504,305
		12,028,687

France 4.1%
Aeroports de Paris	4,672	893,758
Albioma S.A.	9,742	218,381
ALD S.A.	46,402	673,422
Alten S.A.	7,612	729,486
Altran Technologies S.A.	58,998	557,340
Security	Number of Shares	Value ($)
Amundi S.A.	9,365	538,834
BioMerieux	6,261	442,071
Coface S.A.	36,704	337,100
Covivio	10,840	1,108,006
Criteo S.A. ADR *	10,179	253,457
Dassault Aviation S.A.	289	430,357
Dassault Systemes SE	9,371	1,174,482
Derichebourg S.A.	63,319	288,780
Edenred	35,221	1,426,339
Elior Group S.A.	71,736	1,009,792
Elis S.A.	48,615	786,409
Eramet	1,849	128,835
Europcar Mobility Group	31,408	276,423
Fnac Darty S.A. *	6,442	453,701
Gaztransport Et Technigaz S.A.	3,093	261,255
Gecina S.A.	5,918	869,724
Getlink SE	88,756	1,298,034
ICADE	11,021	928,074
Iliad S.A.	7,670	878,157
Imerys S.A.	15,003	790,479
Ingenico Group S.A.	13,740	748,937
Ipsen S.A.	3,157	397,266
IPSOS	19,565	453,929
JCDecaux S.A.	22,755	674,154
Kaufman & Broad S.A.	5,703	230,125
Korian S.A.	14,587	518,847
Latecoere SACA *	41,873	149,829
LISI	5,456	172,752
Maisons du Monde S.A.	6,532	168,325
Mercialys S.A.	19,661	301,608
Metropole Television S.A.	32,224	492,565
Neopost S.A.	41,537	1,042,530
Nexans S.A.	24,191	723,177
Nexity S.A.	16,136	753,627
Orpea	6,325	627,020
Plastic Omnium S.A.	22,267	612,342
Remy Cointreau S.A.	3,402	395,070
SEB S.A.	6,137	941,041
Societe BIC S.A.	12,611	1,263,003
Sopra Steria Group	3,569	360,878
SPIE S.A.	50,838	765,610
Tarkett S.A.	20,979	456,208
Technicolor S.A. *	693,174	775,526
Television Francaise	73,675	597,045
UbiSoft Entertainment S.A. *	11,175	991,742
Vallourec S.A. *(a)	315,888	567,463
Vicat S.A.	9,364	468,266
Vilmorin & Cie S.A.	2,879	187,078
		32,588,659

Germany 3.1%
Aareal Bank AG	20,166	652,099
Axel Springer SE	12,716	778,578
Bauer AG	9,889	165,566
BayWa AG	16,558	452,313
Bechtle AG	8,888	707,219
Bertrandt AG	1,905	163,432
CANCOM SE	7,023	272,624
CECONOMY AG	129,820	609,227
CTS Eventim AG & Co. KGaA	5,452	231,700
Deutsche Euroshop AG	9,114	283,624
Deutsche Pfandbriefbank AG	85,247	962,856
Deutsche Wohnen SE	26,186	1,308,182
Deutz AG	56,160	399,882
DMG Mori AG	3,814	191,652
Duerr AG	16,841	689,775
ElringKlinger AG	29,961	263,693
Fielmann AG	5,925	402,281

29

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fraport AG Frankfurt Airport Services Worldwide	10,681	844,161
Gerresheimer AG	9,676	655,268
Gerry Weber International AG *	44,762	33,302
Grammer AG	6,831	297,471
Hapag-Lloyd AG	10,841	273,705
Heidelberger Druckmaschinen AG *	123,878	250,851
Hella GmbH & Co. KGaA	20,525	933,635
HOCHTIEF AG	8,434	1,261,450
Hornbach Holding AG & Co. KGaA	8,040	418,188
Indus Holding AG	6,771	335,925
Jenoptik AG	10,146	328,446
Kloeckner & Co. SE	122,960	919,004
Krones AG	5,784	483,756
LEG Immobilien AG	8,617	1,012,251
Nordex SE *	34,259	390,774
Norma Group SE	6,989	369,651
Pfeiffer Vacuum Technology AG	1,803	252,668
Puma SE	1,255	698,844
Rhoen-Klinikum AG	19,013	495,744
SAF-Holland S.A.	20,813	260,259
Scout24 AG	13,689	643,569
Siltronic AG	3,176	315,533
Sixt SE	3,360	305,719
Software AG	12,939	470,092
TAG Immobilien AG	22,437	567,068
Takkt AG	16,826	284,450
Talanx AG *	19,079	708,913
TLG Immobilien AG	9,268	284,547
United Internet AG	20,810	825,662
Wacker Chemie AG	6,679	706,594
Wacker Neuson SE	10,905	243,499
Wirecard AG	3,040	504,086
Zalando SE *	8,282	252,712
		25,162,500

Greece 0.0%
TT Hellenic Postbank S.A. *(b)	24,275	—

Hong Kong 4.8%
AAC Technologies Holdings, Inc.	89,000	558,596
ASM Pacific Technology Ltd.	63,200	680,934
BOC Aviation Ltd.	43,700	371,582
Brightoil Petroleum Holdings Ltd. *(b)	1,150,000	—
Cafe De Coral Holdings Ltd.	160,000	432,084
Cathay Pacific Airways Ltd.	498,000	766,639
China Harmony New Energy Auto Holding Ltd. (a)	602,000	234,342
China Travel International Investment Hong Kong Ltd.	874,000	253,108
Chow Sang Sang Holdings International Ltd.	249,000	365,900
Chow Tai Fook Jewellery Group Ltd.	545,000	486,730
CITIC Telecom International Holdings Ltd.	545,000	198,614
CK Infrastructure Holdings Ltd.	35,000	282,586
Dah Sing Financial Holdings Ltd.	30,400	168,499
Dairy Farm International Holdings Ltd.	86,975	787,097
Esprit Holdings Ltd. *(a)	4,151,476	863,326
FIH Mobile Ltd. *	5,737,000	623,779
First Pacific Co., Ltd.	2,530,000	1,097,306
Giordano International Ltd.	796,000	400,688
Global Brands Group Holding Ltd. *(a)	17,606,000	888,984
Great Eagle Holdings Ltd.	89,857	416,376
Hang Lung Group Ltd.	358,000	1,052,075
Hang Lung Properties Ltd.	551,000	1,206,493
Henderson Land Development Co., Ltd.	215,907	1,227,370
Security	Number of Shares	Value ($)
HK Electric Investments & HK Electric Investments Ltd.	605,000	616,013
Hopewell Holdings Ltd.	78,500	361,977
Hutchison Telecommunications Hong Kong Holdings Ltd.	864,000	342,337
Hysan Development Co., Ltd.	85,000	442,327
Johnson Electric Holdings Ltd.	186,000	423,796
Ju Teng International Holdings Ltd.	1,916,000	507,878
K Wah International Holdings Ltd.	520,000	286,808
Kerry Logistics Network Ltd.	265,000	415,596
Kerry Properties Ltd.	261,000	1,084,069
Lifestyle International Holdings Ltd.	97,500	147,207
Luk Fook Holdings International Ltd.	236,000	686,018
Man Wah Holdings Ltd.	554,000	261,325
Melco International Development Ltd.	95,000	222,924
Melco Resorts & Entertainment Ltd. ADR	45,638	984,868
MGM China Holdings Ltd. (a)	220,400	427,943
Minth Group Ltd.	125,500	439,113
MMG Ltd. *	516,000	190,224
NWS Holdings Ltd.	460,000	1,051,989
Pacific Basin Shipping Ltd.	1,592,000	316,120
Pacific Textile Holdings Ltd.	438,000	382,004
Pou Sheng International Holdings Ltd.	1,498,000	290,403
Power Assets Holdings Ltd.	119,143	802,610
Road King Infrastructure Ltd.	114,000	207,345
Sa Sa International Holdings Ltd.	554,518	211,508
Seaspan Corp. (a)	42,565	395,854
Semiconductor Manufacturing International Corp. *(a)	803,400	759,194
Shangri-La Asia Ltd.	260,000	339,512
Shougang Fushan Resources Group Ltd.	1,606,000	341,665
Shui On Land Ltd.	1,522,000	377,185
Shun Tak Holdings Ltd.	602,000	239,588
Sino Land Co., Ltd.	719,720	1,294,262
SITC International Holdings Co., Ltd.	376,000	345,226
SmarTone Telecommunications Holdings Ltd.	353,000	419,096
Stella International Holdings Ltd.	507,500	638,324
Sun Art Retail Group Ltd.	884,500	879,121
Swire Properties Ltd.	185,200	722,869
Television Broadcasts Ltd.	201,400	376,518
Texwinca Holdings Ltd.	806,000	308,229
The Bank of East Asia Ltd.	271,522	915,861
The Hongkong & Shanghai Hotels Ltd.	216,738	306,702
Tingyi (Cayman Islands) Holding Corp.	694,000	966,499
Truly International Holdings Ltd. *	2,236,000	295,459
Uni-President China Holdings Ltd.	418,000	372,154
Vitasoy International Holdings Ltd.	96,000	390,547
VSTECS Holdings Ltd.	532,000	257,781
VTech Holdings Ltd.	78,900	753,663
Wharf Real Estate Investment Co., Ltd.	167,629	1,146,746
Wynn Macau Ltd.	334,800	821,847
Xinyi Glass Holdings Ltd.	474,000	577,348
		38,706,760

Ireland 0.8%
C&C Group plc	117,403	443,452
Glanbia plc	45,804	875,292
ICON plc *	7,583	1,060,710
Irish Continental Group plc	46,068	250,728
James Hardie Industries plc	59,585	663,668
Kingspan Group plc	21,174	865,991
Origin Enterprises plc	67,586	442,390

30

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Paddy Power Betfair plc	10,157	830,656
Total Produce plc	227,307	442,298
UDG Healthcare plc	66,323	504,911
		6,380,096

Israel 0.9%
Azrieli Group Ltd.	6,616	352,238
Elbit Systems Ltd.	5,084	629,763
First International Bank of Israel Ltd. *	14,012	331,772
Gazit-Globe Ltd.	39,982	327,117
Israel Discount Bank Ltd., Class A	336,371	1,189,690
Mellanox Technologies Ltd. *	2,486	232,217
Mizrahi Tefahot Bank Ltd.	27,334	508,489
Nice Ltd. *	7,246	798,840
Orbotech Ltd. *	3,442	211,098
Partner Communications Co., Ltd. *	62,739	284,700
Plus500 Ltd.	10,883	219,385
Taro Pharmaceutical Industries Ltd.	3,527	335,559
The Israel Corp., Ltd.	3,773	1,088,644
Tower Semiconductor Ltd. *	20,240	302,227
		6,811,739

Italy 2.9%
A2A S.p.A.	721,173	1,315,871
ACEA S.p.A.	23,087	352,915
Alitalia S.p.A. *(b)	14,782	—
Amplifon S.p.A.	10,154	181,913
Anima Holding S.p.A.	82,661	340,076
Astaldi S.p.A. *(a)	266,605	241,770
ASTM S.p.A.	21,232	509,442
Autogrill S.p.A.	53,007	476,805
Azimut Holding S.p.A.	38,800	492,149
Banca Carige S.p.A. *(b)	60,009,170	103,030
Banca Generali S.p.A.	13,759	324,587
Banca Mediolanum S.p.A.	74,428	454,083
Banca Popolare Di Sondrio Scarl	286,158	763,506
Banco BPM S.p.A. *	321,866	624,788
Brembo S.p.A.	35,682	407,592
Buzzi Unicem S.p.A.	29,661	566,645
Cerved Group S.p.A.	46,176	406,418
Danieli & C Officine Meccaniche S.p.A.	5,865	120,835
Davide Campari-Milano S.p.A.	69,317	622,784
De'Longhi S.p.A.	18,457	460,518
DiaSorin S.p.A.	2,993	274,079
Enav S.p.A.	87,060	445,682
ERG S.p.A.	26,473	518,668
Esprinet S.p.A.	60,117	265,069
Ferrari N.V.	6,976	868,582
FinecoBank Banca Fineco S.p.A.	30,744	334,309
Hera S.p.A.	400,735	1,354,301
Interpump Group S.p.A.	11,452	368,952
Iren S.p.A.	282,463	692,777
Italgas S.p.A.	179,161	1,084,718
MARR S.p.A.	10,114	242,048
Mediaset S.p.A. *(a)	330,135	1,084,924
Moncler S.p.A.	10,895	410,030
OVS S.p.A. *(a)	158,099	241,228
Pirelli & C S.p.A. *	108,459	708,926
Prada S.p.A.	194,300	643,025
Recordati S.p.A.	15,704	569,056
Safilo Group S.p.A. *	144,120	132,793
Salini Impregilo S.p.A. (a)	174,664	384,173
Salvatore Ferragamo S.p.A.	8,481	170,092
Saras S.p.A.	454,897	969,250
Societa Cattolica di Assicurazioni SC	77,425	714,441
Societa Iniziative Autostradali e Servizi S.p.A.	31,274	481,340
Security	Number of Shares	Value ($)
Tod's S.p.A.	6,588	306,623
UnipolSai Assicurazioni S.p.A.	345,312	861,961
		22,892,774

Japan 36.4%
ABC-Mart, Inc.	8,300	476,859
Activia Properties, Inc.	66	285,644
Adastria Co., Ltd.	28,880	530,716
ADEKA Corp.	57,700	910,237
Advance Residence Investment Corp.	169	499,827
Advantest Corp.	20,800	476,039
Aeon Delight Co., Ltd.	11,000	408,455
AEON Financial Service Co., Ltd.	35,000	678,769
Aeon Mall Co., Ltd.	39,730	660,419
Aica Kogyo Co., Ltd.	17,000	597,690
Aichi Steel Corp.	13,600	428,680
Aida Engineering Ltd.	29,300	211,806
Ain Holdings, Inc.	6,500	475,897
Aisan Industry Co., Ltd.	42,600	294,882
Alpen Co., Ltd.	16,100	247,081
Amano Corp.	23,400	487,815
Anritsu Corp.	41,800	745,189
AOKI Holdings, Inc.	28,100	330,981
Aoyama Trading Co., Ltd.	32,900	822,090
Aozora Bank Ltd.	32,400	997,930
Arata Corp.	13,900	557,057
Arcland Sakamoto Co., Ltd.	21,600	271,651
Arcs Co., Ltd.	46,500	1,038,773
Asahi Diamond Industrial Co., Ltd.	35,600	236,130
Asahi Holdings, Inc.	20,500	437,178
ASKUL Corp.	9,000	181,874
Autobacs Seven Co., Ltd.	49,900	835,505
Avex, Inc.	32,600	438,393
Axial Retailing, Inc.	9,900	314,583
Azbil Corp.	49,200	1,034,489
Belc Co., Ltd.	4,800	209,433
Benesse Holdings, Inc.	38,000	992,090
Bic Camera, Inc.	75,600	888,924
BML, Inc.	9,900	273,145
Bunka Shutter Co., Ltd.	41,000	282,172
Calbee, Inc.	21,300	685,903
Canon Electronics, Inc.	13,300	218,656
Canon Marketing Japan, Inc.	39,700	768,955
Capcom Co., Ltd.	22,700	488,622
Cawachi Ltd.	22,100	433,897
Central Glass Co., Ltd.	36,500	804,908
Chiyoda Co., Ltd.	22,500	378,639
Chiyoda Corp. (a)	138,000	419,282
Chudenko Corp.	12,800	272,464
Chugoku Marine Paints Ltd.	35,400	316,418
Citizen Watch Co., Ltd.	193,300	1,031,812
CKD Corp.	24,200	228,792
Cocokara fine, Inc.	14,800	686,616
Cosmos Pharmaceutical Corp.	2,400	459,472
Create SD Holdings Co., Ltd.	10,400	261,736
CyberAgent, Inc.	14,700	476,124
Daido Metal Co., Ltd.	22,400	157,896
Daifuku Co., Ltd.	12,900	648,302
Daihen Corp.	11,100	249,155
Daiho Corp.	7,400	236,436
Daiichi Jitsugyo Co., Ltd.	6,300	199,054
Daiichikosho Co., Ltd.	14,300	675,536
Daikyonishikawa Corp.	28,900	299,131
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	10,700	274,112
Daio Paper Corp.	48,700	625,780
Daiseki Co., Ltd.	10,500	247,703
Daishi Hokuetsu Financial Group, Inc.	9,300	267,668

31

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Daiwa House REIT Investment Corp.	83	195,454
Daiwabo Holdings Co., Ltd.	16,200	871,656
DCM Holdings Co., Ltd.	97,500	995,356
Dena Co., Ltd.	61,186	1,082,629
Descente Ltd.	16,900	351,900
Dexerials Corp.	24,400	198,644
Disco Corp.	4,500	668,048
DMG Mori Co., Ltd.	29,300	398,848
Doshisha Co., Ltd.	16,000	245,157
Doutor Nichires Holdings Co., Ltd.	19,400	371,340
DTS Corp.	8,500	300,852
Duskin Co., Ltd.	28,000	674,022
DyDo Group Holdings, Inc.	6,400	308,111
Eagle Industry Co., Ltd.	19,500	229,755
Earth Corp.	6,000	285,923
Eizo Corp.	7,450	289,013
Enplas Corp.	6,800	185,061
Exedy Corp.	25,600	645,550
Ezaki Glico Co., Ltd.	20,400	1,018,047
F.C.C. Co., Ltd.	20,100	511,125
FamilyMart UNY Holdings Co., Ltd.	9,900	1,159,711
Fancl Corp.	13,500	291,764
Foster Electric Co., Ltd.	35,900	548,970
FP Corp.	6,500	369,279
Frontier Real Estate Investment Corp.	67	273,647
Fuji Co., Ltd.	20,500	348,034
Fuji Corp.	30,738	401,186
Fuji Oil Co., Ltd.	116,300	326,531
Fuji Oil Holdings, Inc.	19,800	624,726
Fuji Seal International, Inc.	12,100	401,974
Fuji Soft, Inc.	10,000	407,050
Fujicco Co., Ltd.	8,300	177,019
Fujimori Kogyo Co., Ltd.	11,200	292,090
Fujitec Co., Ltd.	48,700	531,394
Fujitsu General Ltd.	32,600	419,509
Fukuda Corp.	4,400	163,722
Fukuoka Financial Group, Inc.	45,900	1,014,042
Fukuyama Transporting Co., Ltd.	14,600	587,176
Funai Electric Co., Ltd. *(a)	51,400	277,010
Furukawa Co., Ltd.	23,900	304,827
Futaba Corp.	15,400	242,898
Futaba Industrial Co., Ltd.	72,500	377,523
Fuyo General Lease Co., Ltd.	4,700	234,781
G-Tekt Corp.	23,000	337,984
Geo Holdings Corp.	45,900	703,780
Glory Ltd.	34,000	844,684
GLP J-REIT	275	292,261
Godo Steel Ltd.	12,700	207,247
Gree, Inc.	104,400	473,977
GS Yuasa Corp.	46,500	970,603
GungHo Online Entertainment, Inc.	349,300	824,747
Gunze Ltd.	10,600	442,222
H.I.S. Co., Ltd.	17,500	661,751
Hamakyorex Co., Ltd.	9,100	325,426
Hamamatsu Photonics K.K.	22,600	809,208
Hazama Ando Corp.	98,400	651,741
Heiwa Corp.	29,700	627,516
Heiwado Co., Ltd.	30,900	716,572
Hikari Tsushin, Inc.	4,700	753,331
Hirose Electric Co., Ltd.	9,339	1,003,112
Hisamitsu Pharmaceutical Co., Inc.	14,200	727,184
Hitachi Capital Corp.	13,700	312,229
Hitachi Chemical Co., Ltd.	66,900	1,103,493
Hitachi High-Technologies Corp.	30,600	1,105,886
Hitachi Transport System Ltd.	26,900	751,215
Hitachi Zosen Corp.	187,100	622,458
Hogy Medical Co., Ltd.	7,100	237,077
Hokkaido Electric Power Co., Inc.	141,800	983,544
Hokuetsu Corp.	121,600	659,693
Security	Number of Shares	Value ($)
Hokuhoku Financial Group, Inc.	55,000	630,496
Horiba Ltd.	11,100	546,391
Hoshizaki Corp.	10,100	717,231
Hosiden Corp.	57,300	435,831
House Foods Group, Inc.	23,000	800,743
Hulic Co., Ltd.	47,900	441,993
IDOM, Inc. (a)	53,400	199,779
Iino Kaiun Kaisha Ltd.	46,800	165,846
Inaba Denki Sangyo Co., Ltd.	20,100	784,823
Inabata & Co., Ltd.	66,000	869,899
Internet Initiative Japan, Inc.	14,900	351,157
Iseki & Co., Ltd.	15,700	229,080
Ishihara Sangyo Kaisha Ltd. *	24,800	252,910
Ito En Ltd.	21,700	968,055
Itochu Enex Co., Ltd.	70,800	619,115
Itochu Techno-Solutions Corp.	34,900	727,902
Itoham Yonekyu Holdings, Inc.	120,700	767,894
Itoki Corp.	40,300	209,063
Iwatani Corp.	33,100	1,131,572
Izumi Co., Ltd.	13,700	690,805
J-Oil Mills, Inc.	10,000	348,943
Jaccs Co., Ltd.	11,000	188,931
Jafco Co., Ltd.	8,500	298,336
Japan Airport Terminal Co., Ltd.	10,900	417,646
Japan Aviation Electronics Industry Ltd.	35,100	457,444
Japan Excellent, Inc.	218	311,633
Japan Exchange Group, Inc.	60,400	1,063,564
Japan Hotel REIT Investment Corp.	313	240,107
Japan Petroleum Exploration Co., Ltd.	31,500	590,997
Japan Post Insurance Co., Ltd.	26,300	600,153
Japan Prime Realty Investment Corp.	120	489,429
Japan Pulp & Paper Co., Ltd.	11,500	410,934
Japan Real Estate Investment Corp.	172	1,008,199
Japan Retail Fund Investment Corp.	515	1,056,476
Joshin Denki Co., Ltd.	16,100	336,661
Joyful Honda Co., Ltd.	46,100	607,048
JVC Kenwood Corp.	179,800	421,902
Kadokawa Dwango *	38,400	416,864
Kaga Electronics Co., Ltd.	22,500	418,210
Kagome Co., Ltd.	24,900	664,493
Kakaku.com, Inc.	15,000	263,337
Kaken Pharmaceutical Co., Ltd.	11,900	562,173
Kameda Seika Co., Ltd.	3,900	177,045
Kamei Corp.	50,100	533,272
Kanamoto Co., Ltd.	13,900	386,207
Kandenko Co., Ltd.	66,200	621,877
Kanematsu Corp.	86,000	1,035,389
Kansai Paint Co., Ltd.	55,800	979,123
Kasai Kogyo Co., Ltd.	34,200	275,579
Kato Sangyo Co., Ltd.	29,000	847,881
Keihan Holdings Co., Ltd.	29,200	1,204,122
Keihin Corp.	44,800	801,986
Keikyu Corp.	62,200	1,059,395
Keisei Electric Railway Co., Ltd.	28,800	913,104
Keiyo Co., Ltd.	37,300	178,331
Kenedix Office Investment Corp.	67	460,150
KH Neochem Co., Ltd.	8,800	207,076
Kintetsu World Express, Inc.	22,900	331,986
Kissei Pharmaceutical Co., Ltd.	10,900	296,185
Kitz Corp.	51,000	417,539
Kobayashi Pharmaceutical Co., Ltd.	10,200	648,245
Kohnan Shoji Co., Ltd.	23,700	599,149
Kokuyo Co., Ltd.	46,900	684,889
Komeri Co., Ltd.	26,700	675,595
Komori Corp.	28,600	304,283
Konami Holdings Corp.	23,100	1,060,914
Konishi Co., Ltd.	19,000	276,199
Konoike Transport Co., Ltd.	23,900	358,165
Kose Corp.	3,200	469,752

32

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kumagai Gumi Co., Ltd.	16,000	501,877
Kurabo Industries Ltd.	16,200	349,345
Kureha Corp.	8,700	545,765
Kurita Water Industries Ltd.	45,100	1,146,589
KYB Corp.	23,900	647,849
Kyoei Steel Ltd.	18,500	302,050
Kyokuto Kaihatsu Kogyo Co., Ltd.	21,000	296,449
Kyokuyo Co., Ltd.	8,200	207,948
KYORIN Holdings, Inc.	23,500	498,997
Kyoritsu Maintenance Co., Ltd.	6,100	278,618
Kyowa Exeo Corp.	46,500	1,142,888
Kyudenko Corp.	12,200	438,603
Kyushu Financial Group, Inc.	95,000	387,004
Lawson, Inc.	18,600	1,146,534
Life Corp.	16,500	353,751
Lintec Corp.	28,400	628,899
Lion Corp.	52,900	1,102,488
M3, Inc.	11,100	160,650
Mabuchi Motor Co., Ltd.	16,800	589,261
Macnica Fuji Electronics Holdings, Inc.	29,300	383,061
Maeda Corp.	51,000	503,832
Maeda Road Construction Co., Ltd.	41,000	798,272
Makino Milling Machine Co., Ltd.	10,800	442,162
Mandom Corp.	10,700	251,498
Marudai Food Co., Ltd.	29,600	477,660
Maruha Nichiro Corp.	17,900	610,236
Marui Group Co., Ltd.	53,600	1,088,346
Maruichi Steel Tube Ltd.	22,300	716,279
Max Co., Ltd.	15,800	210,399
Maxell Holdings Ltd.	32,700	466,353
McDonald's Holdings Co., Ltd.	13,033	576,833
Mebuki Financial Group, Inc.	199,200	558,518
Megmilk Snow Brand Co., Ltd.	35,200	934,055
Meidensha Corp.	27,700	373,576
Meitec Corp.	8,800	384,202
Miraca Holdings, Inc.	44,000	1,088,478
Mirait Holdings Corp.	48,300	698,070
Misawa Homes Co., Ltd.	35,900	246,909
MISUMI Group, Inc.	44,900	1,027,719
Mitsuba Corp.	59,700	370,054
Mitsubishi Logistics Corp.	32,200	824,938
Mitsubishi Pencil Co., Ltd.	11,600	237,509
Mitsubishi Shokuhin Co., Ltd.	30,200	789,877
Mitsubishi UFJ Lease & Finance Co., Ltd.	108,400	554,888
Mitsuboshi Belting Ltd.	8,600	164,319
Mitsui E&S Holdings Co., Ltd. *	82,100	926,466
Mitsui Sugar Co., Ltd.	6,300	171,037
Mitsui-Soko Holdings Co., Ltd. *	19,100	337,495
Miura Co., Ltd.	16,000	399,136
Mixi, Inc.	36,200	917,676
Mizuno Corp.	16,300	381,088
Mochida Pharmaceutical Co., Ltd.	5,500	487,710
Morinaga & Co., Ltd.	10,700	439,807
Morinaga Milk Industry Co., Ltd.	35,900	1,044,131
Morita Holdings Corp.	10,500	170,068
MOS Food Services, Inc.	8,700	218,466
Musashi Seimitsu Industry Co., Ltd.	23,100	335,919
Nabtesco Corp.	38,600	1,021,237
Nachi-Fujikoshi Corp.	10,900	437,366
Namura Shipbuilding Co., Ltd.	83,500	347,972
Nankai Electric Railway Co., Ltd.	34,600	926,585
NEC Networks & System Integration Corp.	17,600	388,746
NET One Systems Co., Ltd.	32,000	670,661
Nexon Co., Ltd. *	55,922	850,768
Nichi-iko Pharmaceutical Co., Ltd.	22,100	333,771
Nichias Corp.	23,700	410,965
Nichicon Corp.	42,100	334,545
Security	Number of Shares	Value ($)
Nichiha Corp.	11,900	305,007
NichiiGakkan Co., Ltd.	29,600	262,721
Nifco, Inc.	26,400	642,553
Nihon Kohden Corp.	25,600	806,555
Nihon Parkerizing Co., Ltd.	37,100	439,002
Nihon Unisys Ltd.	25,200	602,380
Nikkiso Co., Ltd.	38,800	360,567
Nikkon Holdings Co., Ltd.	26,600	669,901
Nippo Corp.	36,400	694,839
Nippon Accommodations Fund, Inc.	70	372,146
Nippon Building Fund, Inc.	185	1,197,039
Nippon Densetsu Kogyo Co., Ltd.	20,600	451,479
Nippon Flour Mills Co., Ltd.	43,900	736,528
Nippon Gas Co., Ltd.	10,300	378,921
Nippon Kayaku Co., Ltd.	83,700	1,053,918
Nippon Koei Co., Ltd.	8,000	187,549
Nippon Light Metal Holdings Co., Ltd.	452,600	1,004,320
Nippon Paint Holdings Co., Ltd.	20,100	674,569
Nippon Prologis REIT, Inc.	166	362,027
Nippon Seiki Co., Ltd.	38,400	712,548
Nippon Sheet Glass Co., Ltd.	110,000	994,885
Nippon Shinyaku Co., Ltd.	5,700	362,238
Nippon Signal Co., Ltd.	39,400	343,009
Nippon Soda Co., Ltd.	18,900	478,867
Nippon Steel & Sumikin Bussan Corp.	22,500	940,965
Nippon Suisan Kaisha Ltd.	172,000	1,062,410
Nipro Corp.	64,200	861,568
Nishi-Nippon Financial Holdings, Inc.	44,600	402,262
Nishi-Nippon Railroad Co., Ltd.	38,400	981,104
Nishimatsu Construction Co., Ltd.	32,900	767,015
Nishimatsuya Chain Co., Ltd.	24,700	203,637
Nishio Rent All Co., Ltd.	10,400	326,550
Nissan Chemical Corp.	23,100	1,228,204
Nissan Shatai Co., Ltd.	104,300	953,751
Nissha Co., Ltd. (a)	15,200	199,425
Nisshinbo Holdings, Inc.	110,100	960,523
Nissin Corp.	10,900	175,612
Nissin Kogyo Co., Ltd.	34,500	469,879
Nittetsu Mining Co., Ltd.	6,800	281,049
Nitto Boseki Co., Ltd.	11,000	193,643
Nitto Kogyo Corp.	23,600	426,477
NOF Corp.	24,400	804,432
Nojima Corp.	13,400	264,537
Nomura Co., Ltd.	11,800	321,385
Nomura Real Estate Master Fund, Inc.	409	586,111
Nomura Research Institute Ltd.	26,960	1,103,258
Noritake Co., Ltd.	5,000	237,477
Noritz Corp.	33,600	467,622
North Pacific Bank Ltd.	291,100	779,002
NS Solutions Corp.	11,500	302,908
NSD Co., Ltd.	12,100	257,011
Obic Co., Ltd.	6,500	615,993
Ohsho Food Service Corp.	4,500	301,905
Oiles Corp.	15,080	252,104
Okabe Co., Ltd.	21,300	167,624
Okamoto Industries, Inc.	3,700	190,101
Okamura Corp.	39,600	510,542
Okasan Securities Group, Inc.	85,000	373,492
Oki Electric Industry Co., Ltd.	84,100	1,086,251
OKUMA Corp.	12,900	667,200
Okumura Corp.	16,500	521,398
Onward Holdings Co., Ltd.	117,300	685,782
Open House Co., Ltd.	3,900	163,300
Oracle Corp., Japan	6,200	451,727
Orient Corp.	164,200	193,351
Orix JREIT, Inc.	232	405,508
Osaka Soda Co., Ltd.	8,400	192,373
OSG Corp.	24,900	509,628
Otsuka Corp.	33,000	1,068,146

33

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pacific Industrial Co., Ltd.	24,600	348,245
PALTAC Corp.	19,700	949,378
Paramount Bed Holdings Co., Ltd.	8,000	335,430
Park24 Co., Ltd.	28,100	670,544
Penta-Ocean Construction Co., Ltd.	110,700	649,864
Persol Holdings Co., Ltd.	46,800	833,311
Pigeon Corp.	10,800	423,440
Pilot Corp.	5,700	278,233
Piolax, Inc.	11,100	226,632
Pioneer Corp. *	673,600	402,793
Plenus Co., Ltd. (a)	23,700	400,217
Pola Orbis Holdings, Inc.	14,200	424,717
Press Kogyo Co., Ltd.	105,400	572,177
Prima Meat Packers Ltd.	19,800	374,889
Raito Kogyo Co., Ltd.	25,000	305,576
Rakuten, Inc.	158,960	1,200,114
Relia, Inc.	26,700	232,886
Relo Group, Inc.	12,100	319,369
Resorttrust, Inc.	18,700	262,154
Riken Corp.	6,000	271,588
Rinnai Corp.	14,200	940,194
Riso Kagaku Corp.	15,800	238,816
Rohto Pharmaceutical Co., Ltd.	23,700	639,023
Round One Corp.	32,300	367,499
Royal Holdings Co., Ltd.	11,900	290,209
Ryobi Ltd.	19,500	501,779
Ryosan Co., Ltd.	27,200	761,274
Ryoyo Electro Corp.	21,400	292,590
S Foods, Inc.	6,200	225,035
Saint Marc Holdings Co., Ltd.	9,500	216,114
Saizeriya Co., Ltd.	16,800	319,231
Sakai Chemical Industry Co., Ltd.	12,500	261,718
Sakata INX Corp.	27,300	298,205
Sakata Seed Corp.	5,000	165,406
San-A Co., Ltd.	9,800	389,785
Sanden Holdings Corp. *	36,000	269,593
Sangetsu Corp.	31,300	571,716
Sanken Electric Co., Ltd.	14,000	293,122
Sanki Engineering Co., Ltd.	31,900	332,957
Sankyo Co., Ltd.	19,500	755,743
Sankyo Tateyama, Inc.	43,300	536,473
Sankyu, Inc.	23,400	1,140,645
Sanrio Co., Ltd.	24,300	503,211
Santen Pharmaceutical Co., Ltd.	78,400	1,084,461
Sanwa Holdings Corp.	79,700	915,794
Sanyo Chemical Industries Ltd.	7,350	352,655
Sanyo Denki Co., Ltd.	3,600	136,607
Sanyo Shokai Ltd.	17,100	276,324
Sanyo Special Steel Co., Ltd.	23,100	500,568
Sapporo Holdings Ltd.	44,500	1,016,182
Sato Holdings Corp.	10,000	236,691
Sawai Pharmaceutical Co., Ltd.	14,500	747,214
SBI Holdings, Inc.	41,500	886,514
SCREEN Holdings Co., Ltd.	9,600	411,342
SCSK Corp.	11,176	452,231
Seiko Holdings Corp.	20,300	427,486
Seiren Co., Ltd.	20,500	342,364
Sekisui Jushi Corp.	10,000	188,376
Senko Group Holdings Co., Ltd.	82,700	673,667
Senshu Ikeda Holdings, Inc.	92,300	253,129
Senshukai Co., Ltd. *	54,200	124,745
Seria Co., Ltd.	6,768	209,111
Seven Bank Ltd.	169,000	503,421
SG Holdings Co., Ltd.	22,800	612,026
Sharp Corp.	13,900	147,989
Shikoku Electric Power Co., Inc.	99,500	1,260,876
Shima Seiki Manufacturing Ltd.	4,300	140,422
Shimachu Co., Ltd.	30,900	885,461
Security	Number of Shares	Value ($)
Shindengen Electric Manufacturing Co., Ltd.	5,100	202,545
Shinko Electric Industries Co., Ltd.	53,600	369,577
Shinko Plantech Co., Ltd.	29,300	310,599
Shinmaywa Industries Ltd.	60,400	815,853
Shinsei Bank Ltd.	38,100	515,842
Ship Healthcare Holdings, Inc.	18,800	711,046
Shizuoka Gas Co., Ltd.	63,400	513,707
SHO-BOND Holdings Co., Ltd.	3,900	275,588
Shochiku Co., Ltd.	1,500	150,778
Showa Corp.	36,500	470,634
Showa Sangyo Co., Ltd.	21,200	557,067
Siix Corp. (a)	21,800	306,500
Sintokogio Ltd.	33,100	280,157
SKY Perfect JSAT Holdings, Inc.	112,700	496,360
Sohgo Security Services Co., Ltd.	20,200	881,722
Sony Financial Holdings, Inc.	44,099	839,151
Sotetsu Holdings, Inc.	22,800	682,644
Square Enix Holdings Co., Ltd.	16,700	554,180
Star Micronics Co., Ltd.	11,800	173,334
Starts Corp., Inc.	12,500	280,534
Starzen Co., Ltd.	10,000	341,639
Sugi Holdings Co., Ltd.	18,600	772,235
Sumco Corp.	52,000	724,008
Sumitomo Bakelite Co., Ltd.	15,400	574,201
Sumitomo Dainippon Pharma Co., Ltd.	44,700	1,052,415
Sumitomo Mitsui Construction Co., Ltd.	83,780	535,014
Sumitomo Osaka Cement Co., Ltd.	24,600	1,091,480
Sumitomo Riko Co., Ltd.	45,900	411,613
Sumitomo Seika Chemicals Co., Ltd.	4,200	166,547
Sundrug Co., Ltd.	28,400	908,865
Suruga Bank Ltd. (a)	94,700	406,411
Sushiro Global Holdings Ltd.	5,400	316,238
Sysmex Corp.	15,800	880,799
T-Gaia Corp.	23,400	456,416
Tachi-S Co., Ltd.	38,100	523,519
Tachibana Eletech Co., Ltd.	15,100	217,128
Tadano Ltd.	64,100	730,702
Taihei Dengyo Kaisha Ltd.	11,300	252,299
Taikisha Ltd.	17,000	452,066
Taisho Pharmaceutical Holdings Co., Ltd.	11,500	1,168,044
Taiyo Nippon Sanso Corp.	46,000	728,986
Taiyo Yuden Co., Ltd.	49,200	866,994
Takamatsu Construction Group Co., Ltd.	7,600	195,974
Takara Holdings, Inc.	56,400	646,102
Takara Standard Co., Ltd.	32,300	463,166
Takasago International Corp.	11,200	346,410
Takasago Thermal Engineering Co., Ltd.	31,900	503,075
Takeuchi Manufacturing Co., Ltd.	9,200	167,603
Takuma Co., Ltd.	27,500	348,559
Tamron Co., Ltd.	12,800	202,302
TechnoPro Holdings, Inc.	3,400	178,672
The 77 Bank Ltd.	15,900	280,110
The Awa Bank Ltd.	10,300	285,308
The Bank of Kyoto Ltd.	9,800	416,597
The Chugoku Bank Ltd.	54,300	498,543
The Gunma Bank Ltd.	134,900	594,590
The Hachijuni Bank Ltd.	137,600	609,286
The Hiroshima Bank Ltd.	112,500	651,175
The Hokkoku Bank Ltd.	8,000	240,513
The Hyakugo Bank Ltd.	60,000	217,286
The Hyakujushi Bank Ltd.	9,200	214,319
The Iyo Bank Ltd.	83,000	458,649
The Japan Steel Works Ltd.	26,200	484,815
The Japan Wool Textile Co., Ltd.	47,400	380,808
The Juroku Bank Ltd.	14,400	315,792
The Keiyo Bank Ltd.	49,700	313,456

34

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Kiyo Bank Ltd.	32,400	466,394
The Musashino Bank Ltd.	11,000	252,507
The Nanto Bank Ltd.	11,900	243,014
The Nippon Road Co., Ltd.	6,600	383,646
The Nisshin Oillio Group Ltd.	24,800	710,791
The Ogaki Kyoritsu Bank Ltd.	13,400	279,055
The Okinawa Electric Power Co., Inc.	31,131	588,972
The San-in Godo Bank Ltd.	43,800	317,868
The Shiga Bank Ltd.	13,600	316,562
The Shizuoka Bank Ltd.	130,400	1,091,096
The Sumitomo Warehouse Co., Ltd.	34,000	437,403
THK Co., Ltd.	37,000	883,959
Toa Corp.	16,500	208,827
Toagosei Co., Ltd.	77,000	896,874
Toda Corp.	91,300	583,848
Toei Co., Ltd.	2,700	332,267
Toho Co., Ltd.	29,300	1,068,840
Toho Zinc Co., Ltd.	11,400	377,233
Tokai Carbon Co., Ltd. (a)	30,400	417,337
TOKAI Holdings Corp.	51,800	414,407
Tokai Rika Co., Ltd.	54,400	967,902
Tokai Tokyo Financial Holdings, Inc.	77,800	342,884
Token Corp.	5,250	309,469
Tokuyama Corp.	25,900	604,488
Tokyo Broadcasting System Holdings, Inc.	19,300	334,989
Tokyo Century Corp.	9,600	449,461
Tokyo Dome Corp.	39,300	329,934
Tokyo Ohka Kogyo Co., Ltd.	15,400	433,026
Tokyo Seimitsu Co., Ltd.	12,400	363,141
Tokyo Steel Manufacturing Co., Ltd.	58,800	496,488
Tokyo Tatemono Co., Ltd.	66,400	807,410
Tokyu Construction Co., Ltd.	31,200	290,469
Tomy Co., Ltd.	36,400	385,526
Topcon Corp.	28,200	380,294
Toppan Forms Co., Ltd.	49,900	418,413
Topre Corp.	19,700	431,325
Topy Industries Ltd.	19,200	412,347
Toshiba Machine Co., Ltd.	19,100	384,250
Toshiba Plant Systems & Services Corp.	14,200	267,099
Toshiba TEC Corp.	15,700	376,965
Totetsu Kogyo Co., Ltd.	11,800	317,994
Toyo Construction Co., Ltd.	64,200	245,408
Toyo Ink SC Holdings Co., Ltd.	30,200	684,428
Toyo Tire Corp.	72,700	1,021,982
Toyobo Co., Ltd.	66,500	986,750
Toyota Boshoku Corp.	57,600	937,505
TPR Co., Ltd.	18,800	401,681
Trancom Co., Ltd.	3,800	233,729
Transcosmos, Inc.	20,600	429,281
Trend Micro, Inc.	17,500	931,120
Trusco Nakayama Corp.	20,000	527,766
TSI Holdings Co., Ltd.	93,400	627,916
Tsubaki Nakashima Co., Ltd.	9,700	160,607
Tsubakimoto Chain Co.	18,900	699,904
Tsukishima Kikai Co., Ltd.	13,900	182,023
Tsumura & Co.	22,500	656,346
TV Asahi Holdings Corp.	14,300	264,806
UACJ Corp.	26,530	572,166
UKC Holdings Corp.	25,900	457,840
Ulvac, Inc.	11,700	385,948
Unipres Corp.	48,800	944,394
United Arrows Ltd.	14,300	507,687
United Super Markets Holdings, Inc.	67,400	721,350
United Urban Investment Corp.	401	640,235
Ushio, Inc.	61,900	704,824
USS Co., Ltd.	45,300	793,187
Valor Holdings Co., Ltd.	38,900	944,714
VT Holdings Co., Ltd.	63,500	250,195
Security	Number of Shares	Value ($)
Wacoal Holdings Corp.	31,800	862,324
Wacom Co., Ltd.	61,400	271,937
Wakita & Co., Ltd.	26,600	283,023
Warabeya Nichiyo Holdings Co., Ltd.	21,400	359,697
Welcia Holdings Co., Ltd.	13,300	504,466
Xebio Holdings Co., Ltd.	29,300	343,353
Yahoo Japan Corp.	350,600	947,655
Yamabiko Corp.	23,900	237,120
Yamaguchi Financial Group, Inc.	68,700	698,358
Yamato Kogyo Co., Ltd.	17,900	467,444
Yamazen Corp.	56,300	566,016
Yaoko Co., Ltd.	8,100	424,693
Yellow Hat Ltd.	13,200	311,436
Yodogawa Steel Works Ltd.	24,000	487,879
Yokogawa Bridge Holdings Corp.	10,400	189,728
Yokohama Reito Co., Ltd.	35,800	304,586
Yorozu Corp.	28,600	395,854
Yoshinoya Holdings Co., Ltd. (a)	31,900	505,040
Yuasa Trading Co., Ltd.	16,700	489,093
Yurtec Corp.	42,800	361,721
Zensho Holdings Co., Ltd.	27,200	628,441
Zeon Corp.	87,500	899,622
ZERIA Pharmaceutical Co., Ltd.	8,800	145,474
Zojirushi Corp.	14,700	153,903
ZOZO, Inc.	7,600	153,783
		291,539,613

Luxembourg 0.6%
Adecoagro S.A. *	32,027	244,046
APERAM S.A.	30,913	943,621
Espirito Santo Financial Group S.A. *(b)	69,773	—
Eurofins Scientific SE	734	294,985
IWG plc	239,804	705,929
L'Occitane International S.A.	182,750	327,346
Nexa Resources S.A. *	18,254	161,730
Samsonite International S.A. *	280,300	833,617
Ternium S.A. ADR	34,071	1,036,440
		4,547,714

Netherlands 1.8%
Aalberts Industries N.V.	28,647	1,003,361
Accell Group N.V.	14,933	328,365
Arcadis N.V.	54,092	702,347
ASM International N.V.	10,658	516,303
BE Semiconductor Industries N.V.	12,918	335,028
Brunel International N.V.	20,588	287,175
Constellium N.V., Class A *	18,391	151,542
Corbion N.V.	26,430	748,584
Core Laboratories N.V.	5,976	403,141
Eurocommercial Properties N.V. CVA	12,721	412,163
Euronext N.V.	10,226	629,937
ForFarmers N.V.	37,478	364,310
Fugro N.V. CVA *(a)	78,630	867,145
GrandVision N.V.	11,408	254,352
InterXion Holding N.V. *	5,558	333,702
Koninklijke BAM Groep N.V	218,172	779,927
Koninklijke Volkerwessels N.V.	14,711	252,440
Koninklijke Vopak N.V.	20,296	1,031,425
Nostrum Oil & Gas plc *	92,140	167,257
NSI N.V.	6,313	265,912
OCI N.V. *	15,769	333,477
PostNL N.V.	242,772	627,275
SBM Offshore N.V.	62,131	1,025,521
Sligro Food Group N.V.	21,540	812,529
TKH Group N.V.	12,819	619,108
TomTom N.V. *	32,158	287,873

35

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wereldhave N.V. (a)	10,966	351,405
Yandex N.V., Class A *	27,049	908,305
		14,799,909

New Zealand 1.2%
Air New Zealand Ltd.	368,718	717,040
Auckland International Airport Ltd.	107,906	549,198
Chorus Ltd.	239,410	812,832
EBOS Group Ltd.	38,258	573,590
Fisher & Paykel Healthcare Corp., Ltd.	55,797	485,602
Fonterra Co-operative Group Ltd. (a)	116,464	381,762
Genesis Energy Ltd.	291,350	536,758
Infratil Ltd.	317,698	828,657
Kiwi Property Group Ltd.	304,638	299,672
Mainfreight Ltd.	25,449	554,495
Mercury NZ Ltd.	262,110	640,518
Meridian Energy Ltd.	391,949	955,062
SKY Network Television Ltd.	544,236	711,527
SKYCITY Entertainment Group Ltd.	270,722	719,499
Trade Me Group Ltd.	73,384	321,942
Vector Ltd.	107,331	254,823
Z Energy Ltd.	157,593	654,363
		9,997,340

Norway 1.6%
Aker A.S.A., A Shares	6,964	490,199
Aker Solutions A.S.A. *	99,069	540,794
Atea A.S.A. *	47,449	655,668
Austevoll Seafood A.S.A.	38,093	486,465
Bakkafrost P/F	6,789	352,933
Borregaard A.S.A.	39,052	347,025
BW LPG Ltd. *	88,785	272,820
Dolphin Drilling A.S.A. *(a)	1,041,650	231,145
Entra A.S.A.	13,723	198,858
Europris A.S.A. *	84,760	272,837
Gjensidige Forsikring A.S.A.	66,921	1,155,934
Kongsberg Automotive A.S.A. *	270,843	230,839
Kongsberg Gruppen A.S.A.	30,026	418,549
Leroy Seafood Group A.S.A.	68,150	544,991
Petroleum Geo-Services A.S.A. *	329,791	744,080
REC Silicon A.S.A. *(a)	3,375,247	230,742
Salmar A.S.A.	8,536	446,957
Schibsted A.S.A., B Shares	16,073	510,315
Schibsted A.S.A., Class A	12,787	448,993
Sparebank 1 Nord Norge	49,306	386,587
SpareBank 1 SMN	42,034	432,074
SpareBank 1 SR Bank A.S.A.	35,667	386,140
Storebrand A.S.A.	83,651	641,089
TGS Nopec Geophysical Co., A.S.A.	39,583	1,173,439
Tomra Systems A.S.A.	17,803	462,551
Veidekke A.S.A.	54,129	591,072
XXL A.S.A.	43,749	146,784
		12,799,880

Portugal 0.5%
Banco Comercial Portugues S.A., Class R *	1,150,366	317,181
Banco Espirito Santo S.A. *(b)	320,558	—
CTT-Correios de Portugal S.A.	138,415	498,369
Mota-Engil SGPS, S.A. *	95,989	212,248
NOS SGPS, S.A.	83,805	543,628
Redes Energeticas Nacionais SGPS, S.A.	153,242	460,288
Semapa-Sociedade de Investimento e Gestao	16,361	285,860
Security	Number of Shares	Value ($)
Sonae SGPS, S.A.	678,831	708,273
The Navigator Co., S.A.	134,268	656,951
		3,682,798

Singapore 1.9%
Accordia Golf Trust	553,700	226,505
Ascendas Real Estate Investment Trust	393,700	802,889
Asian Pay Television Trust	1,489,000	145,103
CapitaLand Commercial Trust	211,602	296,212
CapitaLand Mall Trust	386,200	689,656
China Aviation Oil Singapore Corp., Ltd.	1,044,800	903,480
City Developments Ltd.	146,500	1,002,704
Fortune Real Estate Investment Trust	201,300	245,325
Genting Singapore Ltd.	1,283,800	1,052,094
Kulicke & Soffa Industries, Inc.	19,689	443,593
M1 Ltd.	239,600	364,864
Mapletree Commercial Trust	195,000	255,138
Mapletree Industrial Trust	200,900	298,978
Mapletree Logistics Trust	344,960	351,533
Mapletree North Asia Commercial Trust	330,600	314,383
Olam International Ltd.	313,300	431,004
SATS Ltd.	171,949	620,292
Sembcorp Marine Ltd.	460,396	549,478
Singapore Exchange Ltd.	132,700	754,587
Singapore Post Ltd.	558,100	409,151
Singapore Technologies Engineering Ltd.	481,400	1,333,098
StarHub Ltd.	363,100	481,179
Suntec Real Estate Investment Trust	220,600	316,528
United Engineers Ltd.	190,100	360,428
UOL Group Ltd.	109,401	541,397
Venture Corp., Ltd.	78,800	957,164
Yangzijiang Shipbuilding Holdings Ltd.	953,700	996,762
Yanlord Land Group Ltd.	382,300	361,466
		15,504,991

Spain 1.4%
Acerinox S.A.	89,032	970,200
Almirall S.A.	17,792	301,861
Applus Services S.A.	35,709	409,392
Bankia S.A.	246,110	717,404
Bolsas y Mercados Espanoles, SHMSF, S.A.	16,532	499,571
Caja de Ahorros del Mediterraneo *(b)	5,382	—
Cellnex Telecom S.A. *	10,419	293,603
Cia de Distribucion Integral Logista Holdings S.A.	17,166	443,275
Cie Automotive S.A.	7,173	201,455
Construcciones y Auxiliar de Ferrocarriles S.A.	6,616	298,074
Ebro Foods S.A.	30,991	638,040
EDP Renovaveis S.A.	29,883	269,204
FAES FARMA S.A.	46,870	176,032
Gestamp Automocion S.A.	60,100	351,539
Grupo Catalana Occidente S.A.	10,323	408,823
Liberbank S.A. *	345,355	170,564
Mediaset Espana Comunicacion S.A.	83,885	591,021
Melia Hotels International S.A.	31,634	317,374
Neinor Homes S.A. *	11,470	164,437
NH Hotel Group S.A.	39,080	195,027
Obrascon Huarte Lain S.A. (a)	463,013	423,164
Prosegur Cia de Seguridad S.A.	102,047	552,414
Sacyr S.A.	175,175	422,874
Sacyr S.A., Interim Shares *(b)	4,625	11,165
Siemens Gamesa Renewable Energy S.A. *	35,459	503,417

36

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tecnicas Reunidas S.A. (a)	13,625	348,508
Unicaja Banco S.A.	253,975	297,905
Vidrala S.A.	2,981	273,305
Viscofan S.A.	11,247	626,977
Zardoya Otis S.A.	42,464	336,437
		11,213,062

Sweden 3.2%
AAK AB	42,051	604,866
AddTech AB, B Shares	14,901	294,081
AF AB, B Shares	23,099	407,167
Ahlsell AB	59,862	361,159
Ahlstrom-Munksjo Oyj	19,749	307,424
Attendo AB	26,859	206,323
Axfood AB	49,043	858,747
Bergman & Beving AB	27,665	265,999
Betsson AB *	68,385	629,818
Bilia AB, A Shares	55,488	488,157
BillerudKorsnas AB	88,976	1,123,620
Bonava AB, B Shares	29,405	368,388
Bravida Holding AB	48,449	355,089
Castellum AB	40,770	772,919
Clas Ohlson AB, B Shares	35,913	312,745
Coor Service Management Holding AB	24,461	189,337
Dometic Group AB	75,206	536,589
Elekta AB, B Shares	58,704	784,834
Eltel AB *	159,211	252,799
Fabege AB	30,713	448,160
Granges AB	21,802	209,686
Hemfosa Fastigheter AB	29,340	260,412
Hexpol AB	72,990	646,079
Holmen AB, B Shares	43,724	937,017
ICA Gruppen AB (a)	36,276	1,275,888
Indutrade AB	19,198	482,859
Intrum AB (a)	16,499	471,495
Inwido AB	29,349	188,433
JM AB	52,169	1,054,680
Kindred Group plc SDR	31,947	328,892
Kungsleden AB	32,787	248,893
LE Lundbergfortagen AB, B Shares	33,031	1,019,895
Lifco AB, B Shares	4,578	183,488
Lindab International AB	41,369	333,391
Loomis AB, Class B	27,575	989,364
Mekonomen AB	22,771	181,446
Modern Times Group MTG AB, B Shares	17,655	594,841
NCC AB, B Shares	70,175	1,061,801
Nibe Industrier AB, B Shares	59,958	681,824
Nobia AB	70,645	409,650
Nolato AB, B Shares	5,410	249,113
Nyfosa AB *	26,540	143,430
Pandox AB	18,035	313,996
Peab AB	141,788	1,181,954
Ratos AB, B Shares	322,905	927,563
Saab AB, Class B	14,404	497,702
SAS AB *	82,709	223,611
Scandic Hotels Group AB	35,976	343,354
Sweco AB, B Shares	15,168	311,271
Thule Group AB	13,556	276,769
Wihlborgs Fastigheter AB	23,769	310,098
		25,907,116

Switzerland 3.2%
Allreal Holding AG *	3,984	646,259
ALSO Holding AG *	2,527	326,924
Autoneum Holding AG	1,568	256,925
Banque Cantonale Vaudoise	528	418,735
Security	Number of Shares	Value ($)
Barry Callebaut AG	387	658,396
Belimo Holding AG	85	369,013
Bell Food Group AG	988	309,570
BKW AG	3,764	264,877
Bucher Industries AG	2,319	708,216
Burckhardt Compression Holding AG	1,037	266,557
Cembra Money Bank AG	6,693	577,971
Conzzeta AG	342	297,829
Daetwyler Holding AG	2,477	374,172
DKSH Holding AG	13,493	1,011,318
dormakaba Holding AG, Series B *	664	437,414
Dufry AG *	8,287	828,831
Emmi AG	612	516,729
EMS-Chemie Holding AG	1,062	530,432
Flughafen Zuerich AG	3,679	649,853
Forbo Holding AG	300	418,289
Galenica AG *	6,223	284,153
GAM Holding AG *	115,808	505,504
Helvetia Holding AG	1,802	1,066,851
Huber & Suhner AG	5,958	460,288
Implenia AG	8,655	305,279
Kudelski S.A. - BR *(a)	31,291	208,715
Landis+Gyr Group AG *(a)	7,383	476,819
Logitech International S.A.	22,573	823,524
Luxoft Holding, Inc. *	5,508	319,629
Metall Zug AG, B Shares	134	392,072
Mobimo Holding AG	1,683	412,568
OC Oerlikon Corp. AG *	52,439	677,638
Oriflame Holding AG	10,180	226,459
Panalpina Welttransport Holding AG	5,590	983,578
Partners Group Holding AG	1,190	818,487
PSP Swiss Property AG	5,085	523,141
Rieter Holding AG	1,510	209,113
Schmolz & Bickenbach AG *	557,781	325,319
Schweiter Technologies AG	309	292,575
SFS Group AG *	4,080	328,350
Sonova Holding AG	7,544	1,415,826
Straumann Holding AG	601	436,339
Sulzer AG	6,230	572,263
Sunrise Communications Group AG *	10,469	882,618
Tecan Group AG	1,319	266,352
Temenos AG *	2,405	324,637
Valiant Holding AG	3,165	341,837
Valora Holding AG *	2,133	566,865
VAT Group AG *	2,152	222,817
Vontobel Holding AG	3,112	175,425
Wizz Air Holdings plc *	11,903	472,679
Zehnder Group AG	7,360	246,083
		25,432,113

United Kingdom 11.4%
888 Holdings plc	64,523	142,091
AA plc	661,972	724,808
Ashmore Group plc	92,839	492,776
ASOS plc *	4,916	213,176
Auto Trader Group plc	64,916	389,584
Avon Products, Inc. *	556,410	1,301,999
B&M European Value Retail S.A.	159,785	680,378
BBA Aviation plc	302,269	938,081
BCA Marketplace plc	224,536	591,325
Beazley plc	132,126	857,518
Bodycote plc	73,265	731,993
Bovis Homes Group plc	50,982	677,872
Brewin Dolphin Holdings plc	60,963	239,473
Britvic plc	75,352	870,387
BTG plc *	41,687	454,910
Card Factory plc	209,977	496,900
Centamin plc	423,249	654,602

37

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chemring Group plc	134,286	271,006
Cineworld Group plc	114,461	392,821
Close Brothers Group plc	45,038	878,437
Coats Group plc	322,969	371,502
Cobham plc *	798,557	1,130,571
Computacenter plc	47,484	652,104
ConvaTec Group plc	188,977	354,305
Costain Group plc	45,635	233,434
Cranswick plc	18,989	719,630
Crest Nicholson Holdings plc	112,793	557,777
Daily Mail & General Trust plc	96,146	764,196
Dairy Crest Group plc	60,055	381,382
Dart Group plc	24,368	253,421
De La Rue plc	46,808	257,855
Debenhams plc (a)	7,368,322	361,058
Derwent London plc	11,579	492,481
DFS Furniture plc	114,186	354,946
Dialog Semiconductor plc *	29,000	847,859
Diploma plc	22,135	369,517
Domino's Pizza Group plc	86,727	301,933
Dunelm Group plc	46,785	443,349
EI Group plc *	418,514	1,106,079
Electrocomponents plc	103,366	737,853
Elementis plc	225,913	540,843
EnQuest plc *	758,644	191,151
Essentra plc	126,022	616,533
Etalon Group plc	108,573	222,896
Euromoney Institutional Investor plc	12,223	198,793
Evraz plc	116,351	762,169
Ferrexpo plc	128,740	437,257
Galliford Try plc	76,996	718,086
Genus plc	9,984	291,495
Grafton Group plc	114,108	1,101,711
Grainger plc	92,610	277,385
Great Portland Estates plc	22,102	212,317
Greencore Group plc (a)	244,169	618,086
Greggs plc	47,492	966,945
GVC Holdings plc	19,034	167,724
Halfords Group plc	175,623	533,484
Halma plc	50,868	935,561
Hammerson plc	149,061	728,721
Hansteen Holdings plc	134,997	163,163
Hargreaves Lansdown plc	17,773	381,653
Headlam Group plc	57,342	294,070
Highland Gold Mining Ltd.	125,132	269,982
Hill & Smith Holdings plc	21,580	312,480
Hilton Food Group plc	17,583	214,014
HomeServe plc	50,741	627,966
Howden Joinery Group plc	165,100	1,095,282
Hunting plc	65,820	481,883
Ibstock plc	90,457	288,068
IG Group Holdings plc	114,462	953,870
Indivior plc *	342,504	510,290
Intermediate Capital Group plc	80,746	1,077,890
International Personal Finance plc	233,209	630,718
Interserve plc *(a)	1,385,037	228,893
Intu Properties plc (a)	466,050	707,627
J.D. Wetherspoon plc	28,883	459,808
Janus Henderson Group plc	44,549	972,505
Jardine Lloyd Thompson Group plc	26,615	663,256
JD Sports Fashion plc	66,167	402,382
John Laing Group plc	98,298	458,414
Jupiter Fund Management plc	163,268	701,699
Just Group plc	341,945	455,384
KAZ Minerals plc	38,652	301,808
KCOM Group plc	315,619	287,292
Keller Group plc	59,097	402,285
Kier Group plc	83,550	566,362
Lancashire Holdings Ltd.	124,287	920,349
Security	Number of Shares	Value ($)
Lookers plc	427,258	605,223
Man Group plc	584,523	1,094,764
Mapeley Ltd. *(b)	2,199	—
Marshalls plc	51,965	346,580
Marston's plc	467,969	581,481
McCarthy & Stone plc	228,439	402,390
Melrose Industries plc	614,737	1,362,582
Merlin Entertainments plc	194,398	861,478
Micro Focus International plc	44,437	847,195
Millennium & Copthorne Hotels plc	41,445	264,088
Mitchells & Butlers plc *	184,251	684,391
Mitie Group plc	370,275	565,120
Moneysupermarket.com Group plc	143,221	569,596
Morgan Advanced Materials plc	122,786	429,671
Morgan Sindall Group plc	26,918	414,488
N Brown Group plc	209,368	240,006
National Express Group plc	218,402	1,129,209
Nomad Foods Ltd. *	37,653	690,179
Northgate plc	165,283	801,671
Ocado Group plc *	34,082	443,425
Pagegroup plc	114,038	661,269
Paragon Banking Group plc	65,170	354,956
PayPoint plc	25,023	279,318
Pendragon plc	2,749,077	941,084
Petra Diamonds Ltd. *	447,426	193,306
Pets at Home Group plc	325,635	563,533
Playtech plc	120,883	614,708
Polypipe Group plc	54,014	280,157
Premier Oil plc *	947,442	918,169
PZ Cussons plc	94,401	221,954
QinetiQ Group plc	245,783	978,089
Rathbone Brothers plc	7,604	230,784
Redrow plc	64,211	489,678
Renishaw plc	5,171	317,043
Rentokil Initial plc	296,988	1,311,540
Rightmove plc	50,230	311,044
Rotork plc	192,932	696,367
Royal Bank of Scotland Group plc	200,215	635,124
RPC Group plc	93,697	975,599
RPS Group plc	169,827	298,478
Saga plc	581,126	831,163
Savills plc	55,096	602,095
Schroders plc	21,773	746,902
Schroders plc, Non-Voting Shares	9,509	257,130
Segro plc	104,114	885,042
Senior plc	180,118	534,771
Serco Group plc *	491,556	711,776
SIG plc	655,853	1,026,548
Spectris plc	38,058	1,299,288
Speedy Hire plc	236,468	182,989
Spirax-Sarco Engineering plc	12,783	1,075,057
Spire Healthcare Group plc	222,805	363,827
Spirent Communications plc	237,142	458,466
Sports Direct International plc *	173,518	634,302
SSP Group plc	78,572	687,712
St. James's Place plc	83,021	1,023,330
St. Modwen Properties plc	52,159	280,873
Stagecoach Group plc	373,562	761,331
Stock Spirits Group plc	78,895	240,070
Stolt-Nielsen Ltd.	29,150	351,744
Superdry plc	21,070	142,865
Synthomer plc	76,490	359,836
TalkTalk Telecom Group plc	424,576	621,471
Telecom Plus plc	22,967	425,333
The Go-Ahead Group plc	29,905	705,629
The Restaurant Group plc	247,901	485,382
The Unite Group plc	27,636	330,056
Thomas Cook Group plc	1,023,743	466,374
TP ICAP plc	85,140	352,012

38

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tullow Oil plc *	264,116	709,225
Tyman plc	61,024	185,691
Ultra Electronics Holdings plc	29,411	495,149
Vertu Motors plc	733,813	378,731
Vesuvius plc	111,657	824,625
Victrex plc	16,608	498,709
WH Smith plc	35,434	909,586
		91,492,766

United States 0.0%
International Flavors & Fragrances, Inc.	1	127
Total Common Stock
(Cost $757,278,138)		794,533,162

Preferred Stock 0.4% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	7,657	425,226
Jungheinrich AG	27,719	841,331
Sartorius AG	3,649	547,770
Schaeffler AG	46,167	410,001
Sixt SE	4,540	290,532
		2,514,860

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	22,545	365,915
Total Preferred Stock
(Cost $3,222,390)		2,880,775

Other Investment Company 2.1% of net assets

Securities Lending Collateral 2.1%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	16,346,954	16,346,954
Total Other Investment Company
(Cost $16,346,954)		16,346,954
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
BNP Paribas
U.S. Dollar
1.75%, 02/01/19 (d)	861,022	861,022
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Australian Dollar
0.79%, 02/01/19 (d)	16,417	11,930
Canadian Dollar
0.82%, 02/01/19 (d)	79,574	60,561
Euro
(0.57%), 02/01/19 (d)	8,463	9,687
Hong Kong Dollar
0.64%, 02/01/19 (d)	108,533	13,831
New Zealand Dollar
0.60%, 02/01/19 (d)	1	1
Norwegian Krone
0.35%, 02/01/19 (d)	218,263	25,879
Singapore Dollar
0.86%, 02/01/19 (d)	1	1
Swiss Franc
(1.44%), 02/01/19 (d)	2	2
Citibank
Pound Sterling
0.36%, 02/01/19 (d)	56,714	74,386
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.32%), 02/01/19 (d)	3,495,618	32,092
Total Short-Term Investments
(Cost $1,089,392)		1,089,392

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	37	3,381,985	39,457
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,361,724.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

39

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$314,336,960	$—	$314,336,960
Australia	889,388	42,511,426	— *	43,400,814
Austria	1,050,452	6,187,232	—	7,237,684
Belgium	1,147,822	8,108,726	—	9,256,548
Canada	72,119,798	812,973	—	72,932,771
Denmark	718,153	9,498,548	—	10,216,701
Finland	997,085	11,031,602	—	12,028,687
France	1,280,859	31,307,800	—	32,588,659
Germany	1,837,117	23,325,383	—	25,162,500
Greece	—	—	— *	—
Hong Kong	2,635,059	36,071,701	— *	38,706,760
Ireland	3,027,844	3,352,252	—	6,380,096
Israel	778,874	6,032,865	—	6,811,739
Italy	253,628	22,536,116	103,030 *	22,892,774
Luxembourg	1,442,216	3,105,498	— *	4,547,714
Netherlands	2,229,859	12,570,050	—	14,799,909
Portugal	—	3,682,798	— *	3,682,798
Singapore	808,457	14,696,534	—	15,504,991
Spain	877,155	10,324,742	11,165 *	11,213,062
Sweden	898,299	25,008,817	—	25,907,116
Switzerland	644,948	24,787,165	—	25,432,113
United Kingdom	24,211,531	67,281,235	— *	91,492,766
Preferred Stock[1]	—	2,514,860	—	2,514,860
Italy	365,915	—	—	365,915
Other Investment Company[1]	16,346,954	—	—	16,346,954
Short-Term Investments[1]	—	1,089,392	—	1,089,392
Futures Contracts[2]	39,457	—	—	39,457
Total	$134,600,870	$680,174,675	$114,195	$814,889,740
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
40

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 91.1% of net assets

Brazil 5.9%
Ambev S.A.	549,550	2,640,284
B3 S.A. - Brasil Bolsa Balcao	94,633	817,249
Banco Bradesco S.A.	155,926	1,722,457
Banco do Brasil S.A.	327,615	4,661,940
BRF S.A. *	218,518	1,410,906
CCR S.A.	226,000	922,522
Centrais Eletricas Brasileiras S.A. *	63,516	652,239
Cia Energetica de Minas Gerais	42,900	191,023
Cielo S.A.	187,134	612,861
Companhia de Saneamento Basico do Estado de Sao Paulo	90,510	1,078,342
Embraer S.A.	164,351	871,640
Itau Unibanco Holding S.A.	100,758	908,131
JBS S.A.	568,600	2,354,158
Kroton Educacional S.A.	175,000	548,804
Petrobras Distribuidora S.A.	99,000	723,421
Petroleo Brasileiro S.A.	693,658	5,627,003
Tim Participacoes S.A.	205,547	699,118
Ultrapar Participacoes S.A.	172,914	2,713,681
Vale S.A.	585,397	7,310,751
		36,466,530

Chile 0.6%
Cencosud S.A.	455,112	919,523
Empresas Copec S.A.	74,719	1,026,185
Enel Americas S.A.	4,805,084	981,047
Latam Airlines Group S.A.	55,274	659,222
		3,585,977

China 19.4%
Agricultural Bank of China Ltd., Class H	5,464,600	2,587,227
Alibaba Group Holding Ltd. ADR *	7,785	1,311,695
Anhui Conch Cement Co., Ltd., Class H	132,000	719,840
Baidu, Inc. ADR *	7,346	1,268,140
Bank of China Ltd., Class H	17,577,234	8,172,388
Bank of Communications Co., Ltd., Class H	1,686,000	1,433,195
China Cinda Asset Management Co., Ltd., Class H	1,842,000	476,646
China CITIC Bank Corp., Ltd., Class H	1,727,000	1,125,131
China Communications Construction Co., Ltd., Class H	944,322	947,561
China Communications Services Corp., Ltd., Class H	767,000	720,074
China Construction Bank Corp., Class H	18,168,960	16,366,621
China Evergrande Group	253,000	798,002
China Huarong Asset Management Co., Ltd., Class H	2,495,000	508,029
China Life Insurance Co., Ltd., Class H	540,000	1,340,937
Security	Number of Shares	Value ($)
China Merchants Bank Co., Ltd., Class H	433,150	1,909,651
China Minsheng Banking Corp., Ltd., Class H	1,436,300	1,100,327
China Mobile Ltd.	1,211,055	12,737,070
China National Building Material Co., Ltd., Class H	1,138,000	908,122
China Overseas Land & Investment Ltd.	504,000	1,901,154
China Pacific Insurance Group Co., Ltd., Class H	231,800	816,266
China Petroleum & Chemical Corp., Class H	12,517,400	10,466,977
China Railway Construction Corp., Ltd., Class H	551,000	765,167
China Railway Group Ltd., Class H	821,000	768,863
China Resources Beer Holdings Co., Ltd.	255,000	896,261
China Resources Land Ltd.	321,000	1,252,466
China Resources Power Holdings Co., Ltd.	608,000	1,218,634
China Shenhua Energy Co., Ltd., Class H	856,500	2,179,853
China Telecom Corp., Ltd., Class H	5,016,000	2,723,291
China Unicom (Hong Kong) Ltd.	2,211,056	2,532,715
CITIC Ltd.	889,000	1,346,715
CNOOC Ltd.	3,865,075	6,460,162
Country Garden Holdings Co., Ltd.	489,000	695,110
Dongfeng Motor Group Co., Ltd., Class H	561,000	588,118
Great Wall Motor Co., Ltd., Class H (a)	751,800	511,815
Guangzhou R&F Properties Co., Ltd., Class H	279,200	556,985
Haier Electronics Group Co., Ltd. *	210,000	603,293
Hengan International Group Co., Ltd.	69,000	539,783
Huaneng Power International, Inc., Class H	1,630,000	1,024,526
Industrial & Commercial Bank of China Ltd., Class H	14,189,172	11,023,053
Jiangxi Copper Co., Ltd., Class H	658,000	836,538
Kingboard Holdings Ltd.	178,000	626,337
Kunlun Energy Co., Ltd.	660,000	705,097
Lenovo Group Ltd.	2,210,000	1,613,412
PetroChina Co., Ltd., Class H	6,952,000	4,486,922
PICC Property & Casualty Co., Ltd., Class H	1,156,000	1,197,108
Ping An Insurance Group Co. of China Ltd., Class H	246,000	2,394,947
Shimao Property Holdings Ltd.	253,500	721,880
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,086,000	516,001
Sinopharm Group Co., Ltd., Class H	186,000	831,248
Tencent Holdings Ltd.	61,400	2,733,195
Weichai Power Co., Ltd., Class H	490,000	661,322
		120,625,870

41

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Colombia 0.4%
Bancolombia S.A.	41,572	446,380
Ecopetrol S.A.	1,413,175	1,328,976
Grupo Argos S.A.	92,565	553,304
		2,328,660

Czech Republic 0.2%
CEZ A/S	46,357	1,170,210

Greece 0.3%
Alpha Bank AE *	621,711	623,792
Hellenic Telecommunications Organization S.A.	48,469	607,025
National Bank of Greece S.A. *	363,503	408,563
Piraeus Bank S.A. *	423,945	278,354
		1,917,734

Hungary 0.5%
MOL Hungarian Oil & Gas plc	149,273	1,790,938
OTP Bank plc	27,315	1,126,840
		2,917,778

India 4.5%
Bharat Petroleum Corp., Ltd.	278,527	1,357,901
Bharti Airtel Ltd.	222,028	957,199
Coal India Ltd.	252,788	800,043
HCL Technologies Ltd.	48,767	690,755
Hero MotoCorp Ltd.	11,928	439,406
Hindalco Industries Ltd.	209,346	616,778
Hindustan Petroleum Corp., Ltd.	218,042	719,312
Housing Development Finance Corp., Ltd.	57,006	1,544,789
Indian Oil Corp., Ltd.	745,629	1,439,264
Infosys Ltd.	334,806	3,528,206
ITC Ltd.	185,474	727,597
JSW Steel Ltd.	114,340	443,169
NTPC Ltd.	356,089	700,177
Oil & Natural Gas Corp., Ltd.	821,171	1,634,566
Reliance Industries Ltd.	280,674	4,861,879
State Bank of India *	418,045	1,732,485
Sun Pharmaceutical Industries Ltd.	75,894	453,070
Tata Consultancy Services Ltd.	57,097	1,619,621
Tata Motors Ltd. *	612,853	1,574,464
Tata Motors Ltd., Class A *	249,014	329,149
Tata Steel Ltd.	64,516	434,432
Vedanta Ltd.	263,067	734,252
Wipro Ltd.	118,918	618,635
		27,957,149

Indonesia 1.4%
Golden Agri-Resources Ltd.	2,597,763	490,229
PT Astra International Tbk	3,359,000	2,037,743
PT Bank Central Asia Tbk	413,700	836,879
PT Bank Mandiri (Persero) Tbk	1,765,200	946,013
PT Bank Rakyat Indonesia (Persero) Tbk	4,605,700	1,276,653
PT Perusahaan Gas Negara (Persero) Tbk	3,799,400	701,821
PT Telekomunikasi Indonesia (Persero) Tbk	7,079,300	1,975,681
PT United Tractors Tbk	248,000	457,388
		8,722,407

Security	Number of Shares	Value ($)
Malaysia 1.4%
Axiata Group Berhad	1,036,794	1,020,064
CIMB Group Holdings Berhad	664,089	914,162
Genting Berhad	470,800	799,309
Malayan Banking Berhad	530,861	1,238,464
Maxis Berhad	402,254	565,822
Petronas Chemicals Group Berhad	329,600	681,178
Public Bank Berhad	223,965	1,356,660
Tenaga Nasional Berhad	625,800	1,976,124
		8,551,783

Mexico 3.7%
Alfa S.A.B. de C.V., Class A	1,012,400	1,274,351
America Movil S.A.B. de C.V., Series L	11,061,619	8,856,353
Cemex S.A.B. de C.V., Series CPO *	3,507,256	1,894,649
Coca-Cola Femsa S.A.B. de C.V., Series L	102,500	640,550
Fomento Economico Mexicano S.A.B. de C.V.	386,015	3,511,879
Grupo Bimbo S.A.B. de C.V., Series A	383,400	758,088
Grupo Financiero Banorte S.A.B. de C.V., Class O	246,400	1,367,926
Grupo Mexico S.A.B. de C.V., Series B	610,436	1,461,746
Grupo Televisa S.A.B., Series CPO	392,317	980,882
Wal-Mart de Mexico S.A.B. de C.V.	826,437	2,169,574
		22,915,998

Peru 0.2%
Credicorp Ltd.	4,422	1,073,573

Philippines 0.1%
PLDT, Inc.	37,440	930,592

Poland 1.8%
Bank Pekao S.A.	27,576	820,698
Energa S.A. *	203,879	557,217
KGHM Polska Miedz S.A. *	53,003	1,344,645
Orange Polska S.A. *	442,545	666,332
PGE S.A. *	367,808	1,176,416
Polski Koncern Naftowy Orlen S.A.	100,769	2,839,243
Polskie Gornictwo Naftowe i Gazownictwo S.A. *	432,552	887,920
Powszechna Kasa Oszczednosci Bank Polski S.A.	78,974	839,500
Powszechny Zaklad Ubezpieczen S.A.	94,686	1,137,761
Tauron Polska Energia S.A. *	1,142,587	730,638
		11,000,370

Republic of Korea 19.2%
CJ CheilJedang Corp. *	1,807	557,014
CJ Corp. *	6,000	651,529
Daelim Industrial Co., Ltd. *	8,187	785,383
DB Insurance Co., Ltd.	10,900	680,704
Doosan Heavy Industries & Construction Co., Ltd. *	45,469	466,173
E-Mart, Inc.	5,898	1,018,776
GS Holdings Corp.	14,834	726,057
Hana Financial Group, Inc.	44,492	1,599,777
Hankook Tire Co., Ltd. *	19,957	750,704
Hanwha Corp. *	19,523	618,829
Hyosung Advanced Materials Corp. *	1,197	123,629
Hyosung Chemical Corp. *	871	110,912
Hyosung Corp.	2,961	186,987

42

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hyosung Heavy Industries Corp. *	2,399	98,104
Hyosung TNC Co., Ltd. *	1,038	160,811
Hyundai Engineering & Construction Co., Ltd. *	19,872	1,116,620
Hyundai Glovis Co., Ltd. *	6,051	773,681
Hyundai Heavy Industries Co., Ltd. *	11,979	1,499,092
Hyundai Marine & Fire Insurance Co., Ltd. *	18,381	616,933
Hyundai Mobis Co., Ltd. *	21,970	4,450,400
Hyundai Motor Co.	54,671	6,373,629
Hyundai Steel Co.	31,041	1,428,332
Hyundai Wia Corp. *	14,225	559,686
Industrial Bank Of Korea	58,501	749,343
KB Financial Group, Inc.	51,345	2,206,157
Kia Motors Corp.	152,086	4,972,920
Korea Electric Power Corp.	148,995	4,604,466
Korea Gas Corp. *	16,416	800,041
Korea Zinc Co., Ltd. *	1,785	706,865
Korean Air Lines Co., Ltd. *	21,648	709,101
KT&G Corp.	15,600	1,389,052
LG Chem Ltd.	8,739	2,899,109
LG Corp. *	13,953	975,613
LG Display Co., Ltd.	163,552	2,785,720
LG Electronics, Inc.	42,295	2,538,646
LG Uplus Corp.	63,313	860,555
Lotte Chemical Corp. *	3,448	932,594
Lotte Shopping Co., Ltd. *	5,084	896,764
NAVER Corp.	5,078	622,489
POSCO	28,221	6,966,408
S-Oil Corp.	10,735	1,010,821
Samsung Electro-Mechanics Co., Ltd.	8,967	877,555
Samsung Electronics Co., Ltd.	885,232	36,908,959
Samsung Fire & Marine Insurance Co., Ltd.	6,310	1,548,203
Samsung Heavy Industries Co., Ltd. *	103,086	846,770
Samsung Life Insurance Co., Ltd.	11,088	881,643
Samsung SDI Co., Ltd.	4,402	888,582
Samsung SDS Co., Ltd.	3,051	615,758
Shinhan Financial Group Co., Ltd.	88,531	3,424,208
SK Holdings Co., Ltd.	3,468	823,784
SK Hynix, Inc.	61,440	4,108,476
SK Innovation Co., Ltd.	25,933	4,402,082
SK Networks Co., Ltd.	187,434	1,001,801
Woori Bank (b)	86,342	1,165,482
		119,473,729

Russia 10.7%
Alrosa PJSC	391,400	591,076
Gazprom PJSC	9,125,580	22,729,493
Gazprom PJSC ADR	141,100	689,868
Inter RAO UES PJSC	14,923,001	873,867
Lukoil PJSC	203,765	16,434,924
Magnit PJSC	29,621	1,882,748
MMC Norilsk Nickel PJSC	8,866	1,843,998
Mobile TeleSystems PJSC	484,242	1,931,560
NovaTek PJSC	120,940	2,118,346
Rosneft Oil Co. PJSC	467,710	2,942,416
Rostelecom PJSC	890,420	984,134
Sberbank of Russia PJSC	1,520,160	5,067,199
Severstal PJSC	44,720	683,080
Sistema PJSC FC	7,647,400	1,124,237
Surgutneftegas PJSC	6,164,705	2,579,707
Tatneft PJSC	265,580	3,278,209
VTB Bank PJSC	1,451,520,000	838,979
		66,593,841

Security	Number of Shares	Value ($)
South Africa 5.2%
Absa Group Ltd.	135,061	1,895,359
AngloGold Ashanti Ltd.	101,155	1,426,626
Aspen Pharmacare Holdings Ltd.	31,735	348,842
Barloworld Ltd.	81,886	750,497
Bid Corp., Ltd.	48,255	1,035,565
FirstRand Ltd.	325,961	1,712,852
Gold Fields Ltd.	355,966	1,444,514
Impala Platinum Holdings Ltd. *	374,573	1,100,162
Imperial Holdings Ltd.	69,150	354,657
Motus Holdings Ltd *	68,206	459,000
MTN Group Ltd.	838,827	5,488,309
Naspers Ltd., N Shares	5,042	1,166,334
Nedbank Group Ltd.	48,943	1,059,261
Remgro Ltd.	38,840	619,611
Sanlam Ltd.	164,476	1,045,492
Sappi Ltd.	106,867	631,329
Sasol Ltd.	152,463	4,612,650
Shoprite Holdings Ltd.	69,478	859,705
Standard Bank Group Ltd.	186,865	2,760,875
Steinhoff International Holdings N.V. *	9,439,584	1,181,394
The Bidvest Group Ltd.	39,280	602,444
Tiger Brands Ltd.	25,617	537,151
Vodacom Group Ltd.	94,818	862,786
Woolworths Holdings Ltd.	171,046	650,041
		32,605,456

Taiwan 11.4%
Acer, Inc. *	1,064,496	694,031
Asustek Computer, Inc.	295,041	2,299,924
AU Optronics Corp.	4,839,800	1,897,195
Catcher Technology Co., Ltd.	86,000	662,031
Cathay Financial Holding Co., Ltd.	679,599	977,315
Cheng Shin Rubber Industry Co., Ltd.	474,000	671,620
China Steel Corp.	2,251,198	1,877,069
Chunghwa Telecom Co., Ltd.	560,906	1,967,651
Compal Electronics, Inc.	3,059,305	1,834,603
CTBC Financial Holding Co., Ltd.	1,596,201	1,086,920
Delta Electronics, Inc.	339,590	1,696,853
Far Eastern New Century Corp.	1,036,817	1,017,680
Far EasTone Telecommunications Co., Ltd.	243,622	571,788
First Financial Holding Co., Ltd.	812,650	541,906
Formosa Chemicals & Fibre Corp.	442,442	1,539,760
Formosa Petrochemical Corp.	203,330	722,010
Formosa Plastics Corp.	408,732	1,367,827
Foxconn Technology Co., Ltd.	267,317	521,669
Fubon Financial Holding Co., Ltd.	963,674	1,412,973
Hon Hai Precision Industry Co., Ltd.	4,818,572	11,169,082
Hotai Motor Co., Ltd.	67,000	648,726
HTC Corp. *	432,473	526,646
Innolux Corp.	7,123,357	2,456,510
Inventec Corp.	1,342,639	1,048,297
Largan Precision Co., Ltd.	4,500	572,168
Lite-On Technology Corp.	732,167	1,093,305
MediaTek, Inc.	220,338	1,785,384
Mega Financial Holding Co., Ltd.	1,178,340	1,028,665
Nan Ya Plastics Corp.	677,622	1,693,158
Pegatron Corp.	1,209,264	2,065,651
Pou Chen Corp.	735,267	891,725
Quanta Computer, Inc.	997,500	1,838,136
Synnex Technology International Corp.	572,850	715,827
Taiwan Cement Corp.	668,228	828,202
Taiwan Mobile Co., Ltd.	183,334	655,143
Taiwan Semiconductor Manufacturing Co., Ltd.	1,650,803	12,245,598
Uni-President Enterprises Corp.	597,678	1,416,312

43

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Microelectronics Corp.	3,370,965	1,287,431
Walsin Lihwa Corp.	1,002,000	581,250
Wistron Corp.	1,889,682	1,324,378
WPG Holdings Ltd.	727,880	933,159
Yuanta Financial Holding Co., Ltd.	1,137,000	636,159
		70,801,737

Thailand 2.7%
Advanced Info Service PCL NVDR	163,075	935,457
Bangkok Bank PCL - Reg'd	192,000	1,361,056
Charoen Pokphand Foods PCL NVDR	895,700	782,641
CP ALL PCL NVDR	229,200	571,259
Kasikornbank PCL NVDR	238,700	1,531,878
Krung Thai Bnk Ltd. NVDR	896,600	569,450
PTT Exploration & Production Public Co., Ltd. NVDR	266,000	1,050,661
PTT Global Chemical PCL NVDR	512,000	1,118,419
PTT PCL NVDR	2,847,270	4,433,859
Thai Beverage PCL	1,165,605	631,898
Thai Oil PCL NVDR	300,200	693,965
The Siam Cement Public Co., Ltd. NVDR	115,600	1,731,551
The Siam Commercial Bank PCL NVDR	276,700	1,180,155
		16,592,249

Turkey 1.4%
Akbank T.A.S.	815,209	1,119,534
BIM Birlesik Magazalar A/S	38,481	672,436
Eregli Demir ve Celik Fabrikalari TAS	295,852	485,918
Haci Omer Sabanci Holding A/S	417,900	758,535
KOC Holding A/S	335,816	1,126,028
Tupras-Turkiye Petrol Rafinerileri A/S	39,807	1,071,031
Turkcell Iletisim Hizmetleri A/S	356,571	1,001,220
Turkiye Garanti Bankasi A/S	639,874	1,122,626
Turkiye Halk Bankasi A/S	475,796	701,427
Turkiye Is Bankasi A/S, Class C	698,176	768,371
		8,827,126

United Arab Emirates 0.1%
Emirates Telecommunications Group Co. PJSC	163,271	757,329
Total Common Stock
(Cost $487,788,491)		565,816,098

Preferred Stock 8.6% of net assets

Brazil 5.8%
Banco Bradesco S.A.	560,295	6,957,421
Braskem S.A., Class A	62,800	900,299
Centrais Eletricas Brasileiras S.A., Class B *	45,620	510,122
Cia Energetica de Sao Paulo, Class B	115,900	725,029
Companhia Energetica de Minas Gerais	637,108	2,423,515
Companhia Paranaense de Energia-Copel	81,144	786,232
Compania Brasileira de Distribuicao Grupo Pao de Acucar	70,315	1,877,410
Gerdau S.A.	317,006	1,361,382
Itau Unibanco Holding S.A.	837,379	8,908,022
Itausa - Investimentos Itau S.A.	351,807	1,303,105
Metalurgica Gerdau S.A.	570,277	1,165,341
Security	Number of Shares	Value ($)
Petroleo Brasileiro S.A.	934,854	6,567,313
Telefonica Brasil S.A.	162,372	2,168,140
		35,653,331

Chile 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B	14,065	599,559

Colombia 0.1%
Bancolombia S.A.	72,745	804,998

Republic of Korea 1.2%
CJ Corp. *(b)	900	26,963
Hyundai Motor Co., Ltd.	9,024	624,498
Hyundai Motor Co., Ltd. 2nd	14,624	1,106,679
LG Chem Ltd.	1,384	252,713
LG Electronics, Inc.	5,397	131,832
Samsung Electronics Co., Ltd.	146,188	4,953,666
		7,096,351

Russia 1.4%
Bashneft PJSC	18,878	518,678
Sberbank of Russia PJSC	108,100	307,764
Surgutneftegas PJSC	2,918,200	1,811,096
Transneft PJSC	2,353	6,281,146
		8,918,684
Total Preferred Stock
(Cost $33,551,246)		53,072,923

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	24,282	24,282
Total Other Investment Company
(Cost $24,282)		24,282
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
BNP Paribas
U.S. Dollar
1.75%, 02/01/19 (d)	2,599,693	2,599,693
Brown Brothers Harriman
Euro
(0.57%), 02/01/19 (d)	83	95
Hong Kong Dollar
0.64%, 02/01/19 (d)	52,348	6,671
Singapore Dollar
0.86%, 02/01/19 (d)	2,040	1,515
South African Rand
5.28%, 02/01/19 (d)	710,500	53,567
Total Short-Term Investments
(Cost $2,661,541)		2,661,541

44

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/15/19	37	1,969,510	43,546
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,960.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg’d –	Registered

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$196,612,994	$—	$196,612,994
Chile	919,523	2,666,454	—	3,585,977
China	2,579,835	118,046,035	—	120,625,870
Colombia	2,328,660	—	—	2,328,660
Mexico	22,915,998	—	—	22,915,998
Peru	1,073,573	—	—	1,073,573
Republic of Korea	—	118,308,247	1,165,482	119,473,729
Russia	64,439,030	2,154,811	—	66,593,841
South Africa	1,640,394	30,965,062	—	32,605,456
Preferred Stock[1]	—	36,252,890	—	36,252,890
Colombia	804,998	—	—	804,998
Republic of Korea	—	7,069,388	26,963	7,096,351
Russia	8,400,006	518,678	—	8,918,684
Other Investment Company[1]	24,282	—	—	24,282
Short-Term Investments[1]	—	2,661,541	—	2,661,541
Futures Contracts[2]	43,546	—	—	43,546
Total	$105,169,845	$515,256,100	$1,192,445	$621,618,390
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
45

Schwab Fundamental Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
46

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JAN19
47

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.7% of net assets

Equity Funds 99.7%
International 29.8%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,734,400	33,983,041
Schwab Fundamental International Large Company Index Fund	4,619,897	39,222,924
Schwab Fundamental International Small Company Index Fund	2,706,496	32,423,822
Schwab International Index Fund	4,778,991	89,271,546
		194,901,333
Large-Cap 45.0%
Schwab Fundamental US Large Company Index Fund	5,679,308	89,221,924
Schwab S&P 500 Index Fund	4,949,311	204,753,013
		293,974,937
Small-Cap 24.9%
Schwab Fundamental US Small Company Index Fund	3,726,409	48,592,374
Schwab Small-Cap Index Fund	4,158,232	113,810,809
		162,403,183
Total Affiliated Underlying Funds
(Cost $446,407,572)		651,279,453
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
JPMorgan Chase Bank
1.75%, 02/01/19 (a)	1,772,639	1,772,639
Total Short-Term Investment
(Cost $1,772,639)		1,772,639
(a)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	3,903,786	110,370	(279,756)	3,734,400	$33,983,041	$2,039,271	($165,234)	$896,449
Schwab Fundamental International Large Company Index Fund	4,582,326	164,313	(126,742)	4,619,897	39,222,924	(694,747)	(176,172)	1,273,428
Schwab Fundamental International Small Company Index Fund	2,544,462	247,236	(85,202)	2,706,496	32,423,822	(1,456,661)	(243,107)	1,695,261
Schwab Fundamental US Large Company Index Fund	5,163,140	516,168	—	5,679,308	89,221,924	(8,256,097)	—	7,277,962
Schwab Fundamental US Small Company Index Fund	3,328,879	397,530	—	3,726,409	48,592,374	(4,787,536)	—	4,511,963
Schwab International Index Fund	4,820,686	152,405	(194,100)	4,778,991	89,271,546	(916,872)	(575,305)	2,610,693
Schwab S&P 500 Index Fund	4,912,826	134,758	(98,273)	4,949,311	204,753,013	(5,664,103)	1,006,852	4,987,297
Schwab Small-Cap Index Fund	3,679,859	541,936	(63,563)	4,158,232	113,810,809	(9,327,760)	(217,384)	9,463,861
Total					$651,279,453	($29,064,505)	($370,350)	$32,716,914
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

1

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$651,279,453	$—	$—	$651,279,453
Short-Term Investment[1]	—	1,772,639	—	1,772,639
Total	$651,279,453	$1,772,639	$—	$653,052,092
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

Equity Funds 80.6%
International 20.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	2,989,460	27,204,085
Schwab Fundamental International Large Company Index Fund	3,667,966	31,141,029
Schwab Fundamental International Small Company Index Fund	2,080,674	24,926,473
Schwab International Index Fund	3,943,039	73,655,975
		156,927,562
Large-Cap 40.3%
Schwab Fundamental US Large Company Index Fund	6,017,820	94,539,952
Schwab S&P 500 Index Fund	5,302,758	219,375,080
		313,915,032
Small-Cap 20.2%
Schwab Fundamental US Small Company Index Fund	3,690,066	48,118,457
Schwab Small-Cap Index Fund	4,004,684	109,608,187
		157,726,644
		628,569,238

Security	Number of Shares	Value ($)
Fixed-Income Funds 14.5%
Intermediate-Term Bond 14.5%
Schwab U.S. Aggregate Bond Index Fund	11,502,735	113,416,971

Money Market Fund 4.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	33,056,543	33,066,460
Total Affiliated Underlying Funds
(Cost $524,732,254)		775,052,669
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
BNP Paribas
1.75%, 02/01/19 (b)	3,877,273	3,877,273
Total Short-Term Investment
(Cost $3,877,273)		3,877,273
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

3

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	2,995,953	88,398	(94,891)	2,989,460	$27,204,085	$1,573,969	($73,066)	$717,988
Schwab Fundamental International Large Company Index Fund	3,540,993	126,973	—	3,667,966	31,141,029	(614,238)	—	984,042
Schwab Fundamental International Small Company Index Fund	1,963,467	117,207	—	2,080,674	24,926,473	(1,214,144)	—	1,263,491
Schwab Fundamental US Large Company Index Fund	5,471,532	623,636	(77,348)	6,017,820	94,539,952	(8,680,194)	208,840	7,603,642
Schwab Fundamental US Small Company Index Fund	3,194,165	495,901	—	3,690,066	48,118,457	(4,431,263)	—	4,329,372
Schwab International Index Fund	3,819,729	123,310	—	3,943,039	73,655,975	(1,031,182)	—	2,112,310
Schwab S&P 500 Index Fund	5,192,195	189,605	(79,042)	5,302,758	219,375,080	(4,912,302)	290,409	5,315,981
Schwab Small-Cap Index Fund	3,489,463	686,384	(171,163)	4,004,684	109,608,187	(8,882,254)	(148,159)	9,549,763
Schwab U.S. Aggregate Bond Index Fund	12,664,480	432,063	(1,593,808)	11,502,735	113,416,971	3,557,948	(440,161)	870,038
Schwab Variable Share Price Money Fund, Ultra Shares	36,847,571	208,172	(3,999,200)	33,056,543	33,066,460	3,706	(404)	208,584
Total					$775,052,669	($24,629,954)	($162,541)	$32,955,211
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$775,052,669	$—	$—	$775,052,669
Short-Term Investment[1]	—	3,877,273	—	3,877,273
Total	$775,052,669	$3,877,273	$—	$778,929,942
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
4

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

Equity Funds 60.5%
International 15.2%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,502,954	13,676,882
Schwab Fundamental International Large Company Index Fund	1,822,000	15,468,782
Schwab Fundamental International Small Company Index Fund	1,109,190	13,288,092
Schwab International Index Fund	1,977,444	36,938,646
		79,372,402
Large-Cap 30.1%
Schwab Fundamental US Large Company Index Fund	3,000,857	47,143,462
Schwab S&P 500 Index Fund	2,665,282	110,262,730
		157,406,192
Small-Cap 15.2%
Schwab Fundamental US Small Company Index Fund	1,830,784	23,873,425
Schwab Small-Cap Index Fund	2,031,589	55,604,593
		79,478,018
		316,256,612

Security	Number of Shares	Value ($)
Fixed-Income Fund 34.6%
Intermediate-Term Bond 34.6%
Schwab U.S. Aggregate Bond Index Fund	18,328,455	180,718,565

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	22,638,353	22,645,144
Total Affiliated Underlying Funds
(Cost $396,237,498)		519,620,321
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
BNP Paribas
1.75%, 02/01/19 (b)	2,751,755	2,751,755
Total Short-Term Investment
(Cost $2,751,755)		2,751,755
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

5

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	1,459,879	43,075	—	1,502,954	$13,676,882	$772,056	$—	$349,864
Schwab Fundamental International Large Company Index Fund	1,758,929	63,071	—	1,822,000	15,468,782	(305,113)	—	488,806
Schwab Fundamental International Small Company Index Fund	993,051	116,139	—	1,109,190	13,288,092	(562,897)	—	639,029
Schwab Fundamental US Large Company Index Fund	2,620,796	380,061	—	3,000,857	47,143,462	(4,217,408)	—	3,845,561
Schwab Fundamental US Small Company Index Fund	1,563,003	267,781	—	1,830,784	23,873,425	(2,228,184)	—	2,216,727
Schwab International Index Fund	1,854,204	159,107	(35,867)	1,977,444	36,938,646	(302,763)	(63,844)	1,025,375
Schwab S&P 500 Index Fund	2,541,650	215,879	(92,247)	2,665,282	110,262,730	(1,861,989)	3,373	2,679,978
Schwab Small-Cap Index Fund	1,754,114	358,122	(80,647)	2,031,589	55,604,593	(4,345,639)	(276,464)	4,811,302
Schwab U.S. Aggregate Bond Index Fund	19,104,719	975,323	(1,751,587)	18,328,455	180,718,565	5,359,232	(561,774)	1,335,389
Schwab Variable Share Price Money Fund, Ultra Shares	24,004,500	133,553	(1,499,700)	22,638,353	22,645,144	2,414	(152)	135,086
Total					$519,620,321	($7,690,291)	($898,861)	$17,527,117
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$519,620,321	$—	$—	$519,620,321
Short-Term Investment[1]	—	2,751,755	—	2,751,755
Total	$519,620,321	$2,751,755	$—	$522,372,076
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
6

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

Equity Funds 40.4%
International 10.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	474,703	4,319,801
Schwab Fundamental International Large Company Index Fund	590,215	5,010,927
Schwab Fundamental International Small Company Index Fund	334,489	4,007,181
Schwab International Index Fund	610,951	11,412,569
		24,750,478
Large-Cap 20.3%
Schwab Fundamental US Large Company Index Fund	943,470	14,821,917
Schwab S&P 500 Index Fund	837,365	34,641,795
		49,463,712
Small-Cap 10.0%
Schwab Fundamental US Small Company Index Fund	539,653	7,037,077
Schwab Small-Cap Index Fund	636,294	17,415,374
		24,452,451
		98,666,641

Security	Number of Shares	Value ($)
Fixed-Income Fund 54.7%
Intermediate-Term Bond 54.7%
Schwab U.S. Aggregate Bond Index Fund	13,538,713	133,491,713

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	10,590,388	10,593,566
Total Affiliated Underlying Funds
(Cost $204,046,359)		242,751,920
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
BNP Paribas
1.75%, 02/01/19 (b)	1,162,735	1,162,735
Total Short-Term Investment
(Cost $1,162,735)		1,162,735
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

7

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	477,378	51,967	(54,642)	474,703	$4,319,801	$250,370	($380)	$114,360
Schwab Fundamental International Large Company Index Fund	522,044	163,004	(94,833)	590,215	5,010,927	(63,327)	(28,129)	161,816
Schwab Fundamental International Small Company Index Fund	299,478	95,091	(60,080)	334,489	4,007,181	(144,275)	(59,140)	216,212
Schwab Fundamental US Large Company Index Fund	813,992	255,312	(125,834)	943,470	14,821,917	(1,289,081)	(96,277)	1,280,828
Schwab Fundamental US Small Company Index Fund	487,427	190,457	(138,231)	539,653	7,037,077	(599,867)	(124,323)	737,841
Schwab International Index Fund	588,443	140,594	(118,086)	610,951	11,412,569	(105,684)	(48,234)	341,072
Schwab S&P 500 Index Fund	796,841	239,202	(198,678)	837,365	34,641,795	(521,746)	(114,358)	906,876
Schwab Small-Cap Index Fund	539,230	238,667	(141,603)	636,294	17,415,374	(1,261,121)	(304,992)	1,625,764
Schwab U.S. Aggregate Bond Index Fund	13,747,625	1,986,991	(2,195,903)	13,538,713	133,491,713	4,478,969	(792,741)	1,028,108
Schwab Variable Share Price Money Fund, Ultra Shares	11,126,324	10,961,765	(11,497,701)	10,590,388	10,593,566	303	755	64,767
Total					$242,751,920	$744,541	($1,567,819)	$6,477,644
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$242,751,920	$—	$—	$242,751,920
Short-Term Investment[1]	—	1,162,735	—	1,162,735
Total	$242,751,920	$1,162,735	$—	$243,914,655
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
8

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JAN19
9

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.7% of net assets

Equity Funds 29.9%
Global Real Estate 1.8%
Schwab Global Real Estate Fund	122,417	940,166
International 9.8%
Laudus International MarketMasters Fund, Select Shares	146,772	3,076,339
Schwab International Core Equity Fund	210,339	2,004,530
		5,080,869
Large-Cap 16.1%
Schwab Core Equity Fund	138,286	2,692,429
Schwab Dividend Equity Fund	5,751	80,740
Schwab S&P 500 Index Fund	135,543	5,607,405
		8,380,574
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	10,713	426,900
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	44,558	736,992
		15,565,501

Fixed-Income Funds 39.4%
Inflation-Protected Bond 6.4%
Schwab Treasury Inflation Protected Securities Index Fund	309,645	3,334,879
Intermediate-Term Bond 23.2%
Schwab U.S. Aggregate Bond Index Fund	1,223,993	12,068,574
Short-Term Bond 9.8%
Schwab Short-Term Bond Index Fund	519,227	5,129,961
		20,533,414

Money Market Fund 5.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	2,785,853	2,786,689
Total Affiliated Underlying Funds
(Cost $36,610,361)		38,885,604

Unaffiliated Underlying Funds 23.4% of net assets

Equity Funds 6.5%
Large-Cap 6.1%
ClearBridge Large Cap Growth Fund, Class IS	34,085	1,615,279
Dodge & Cox Stock Fund	4,951	928,438
TCW Relative Value Large Cap Fund, Class I	35,540	620,168
		3,163,885
Security	Number of Shares	Value ($)
Small-Cap 0.4%
ClearBridge Small Cap Growth Fund, Class IS *	6,213	223,541
		3,387,426

Fixed-Income Funds 16.9%
Intermediate-Term Bond 14.9%
Baird Aggregate Bond Fund, Institutional Class	238,353	2,533,693
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	53,552	583,721
Metropolitan West Total Return Bond Fund, Class I	441,562	4,631,983
		7,749,397
International Bond 2.0%
PIMCO International Bond Fund U.S. Dollar-Hedged	96,913	1,043,756
		8,793,153
Total Unaffiliated Underlying Funds
(Cost $12,068,957)		12,180,579
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
BNP Paribas
1.75%, 02/01/19 (b)	519,376	519,376
Brown Brothers Harriman
1.75%, 02/01/19 (b)	12,126	12,126
Total Short-Term Investments
(Cost $531,502)		531,502
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

1

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	134,975	13,949	(2,152)	146,772	$3,076,339	($226,985)	($8,126)	$271,862
Laudus Small-Cap MarketMasters Fund, Select Shares	22,454	—	(22,454)	—	—	(185,941)	133,991	38,023
Schwab Core Equity Fund	118,933	27,057	(7,704)	138,286	2,692,429	(290,367)	(26,524)	325,222
Schwab Dividend Equity Fund	5,224	527	—	5,751	80,740	(6,894)	—	7,020
Schwab Global Real Estate Fund	110,168	18,760	(6,511)	122,417	940,166	82,600	480	8,197
Schwab International Core Equity Fund	204,395	14,338	(8,394)	210,339	2,004,530	4,285	(16,735)	51,610
Schwab S&P 500 Index Fund	134,703	16,166	(15,326)	135,543	5,607,405	(132,748)	60,804	130,576
Schwab Short-Term Bond Index Fund	539,859	8,533	(29,165)	519,227	5,129,961	74,643	(7,234)	30,922
Schwab Small-Cap Equity Fund	32,436	12,122	—	44,558	736,992	(125,099)	—	125,159
Schwab Treasury Inflation Protected Securities Index Fund	312,456	18,773	(21,584)	309,645	3,334,879	73,206	(29,653)	35,922
Schwab U.S. Aggregate Bond Index Fund	1,303,589	9,319	(88,915)	1,223,993	12,068,574	357,925	(34,672)	90,852
Schwab U.S. Mid-Cap Index Fund	10,559	154	—	10,713	426,900	3,944	—	5,341
Schwab Variable Share Price Money Fund, Ultra Shares	3,147,988	17,789	(379,924)	2,785,853	2,786,689	284	(6)	17,781
Total					$38,885,604	($371,147)	$72,325	$1,138,487
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$38,885,604	$—	$—	$38,885,604
Unaffiliated Underlying Funds[1]	12,180,579	—	—	12,180,579
Short-Term Investments[1]	—	531,502	—	531,502
Total	$51,066,183	$531,502	$—	$51,597,685
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.3% of net assets

Equity Funds 32.3%
Global Real Estate 1.9%
Schwab Global Real Estate Fund	207,355	1,592,489
International 10.8%
Laudus International MarketMasters Fund, Select Shares	259,244	5,433,760
Schwab International Core Equity Fund	381,736	3,637,945
		9,071,705
Large-Cap 17.1%
Schwab Core Equity Fund	235,876	4,592,508
Schwab Dividend Equity Fund	15,606	219,115
Schwab S&P 500 Index Fund	229,900	9,510,946
		14,322,569
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	16,941	675,117
Small-Cap 1.7%
Schwab Small-Cap Equity Fund	86,795	1,435,592
		27,097,472

Fixed-Income Funds 37.3%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	478,290	5,151,181
Intermediate-Term Bond 21.9%
Schwab U.S. Aggregate Bond Index Fund	1,858,193	18,321,784
Short-Term Bond 9.3%
Schwab Short-Term Bond Index Fund	788,407	7,789,458
		31,262,423

Money Market Fund 5.7%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	4,752,170	4,753,595
Total Affiliated Underlying Funds
(Cost $56,993,702)		63,113,490

Unaffiliated Underlying Funds 23.5% of net assets

Equity Funds 6.6%
Large-Cap 6.2%
ClearBridge Large Cap Growth Fund, Class IS	58,161	2,756,273
Dodge & Cox Stock Fund	6,854	1,285,343
TCW Relative Value Large Cap Fund, Class I	69,055	1,205,015
		5,246,631
Security	Number of Shares	Value ($)
Small-Cap 0.4%
ClearBridge Small Cap Growth Fund, Class IS *	9,319	335,312
		5,581,943

Fixed-Income Funds 16.9%
Intermediate-Term Bond 14.8%
Baird Aggregate Bond Fund, Institutional Class	357,793	3,803,337
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	100,161	1,091,754
Metropolitan West Total Return Bond Fund, Class I	716,679	7,517,965
		12,413,056
International Bond 2.1%
PIMCO International Bond Fund U.S. Dollar-Hedged	161,026	1,734,253
		14,147,309
Total Unaffiliated Underlying Funds
(Cost $19,441,521)		19,729,252
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
BNP Paribas
1.75%, 02/01/19 (b)	487,177	487,177
Total Short-Term Investment
(Cost $487,177)		487,177
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

3

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	256,474	31,414	(28,644)	259,244	$5,433,760	($290,670)	($189,518)	$533,250
Laudus Small-Cap MarketMasters Fund, Select Shares	38,167	—	(38,167)	—	—	(202,748)	108,766	64,632
Schwab Core Equity Fund	222,914	38,105	(25,143)	235,876	4,592,508	(615,648)	(27,219)	622,102
Schwab Dividend Equity Fund	14,178	1,428	—	15,606	219,115	(18,708)	—	19,053
Schwab Global Real Estate Fund	218,072	2,304	(13,021)	207,355	1,592,489	125,750	8,749	16,224
Schwab International Core Equity Fund	404,779	11,382	(34,425)	381,736	3,637,945	27,207	(73,539)	102,207
Schwab S&P 500 Index Fund	238,080	23,989	(32,169)	229,900	9,510,946	(302,837)	104,465	242,363
Schwab Short-Term Bond Index Fund	894,123	5,157	(110,873)	788,407	7,789,458	132,030	(22,957)	50,667
Schwab Small-Cap Equity Fund	57,772	29,023	—	86,795	1,435,592	(203,036)	—	222,925
Schwab Treasury Inflation Protected Securities Index Fund	517,988	5,571	(45,269)	478,290	5,151,181	111,606	(43,689)	59,054
Schwab U.S. Aggregate Bond Index Fund	2,156,030	15,275	(313,112)	1,858,193	18,321,784	627,237	(100,259)	148,920
Schwab U.S. Mid-Cap Index Fund	18,719	272	(2,050)	16,941	675,117	10,720	(5,389)	9,468
Schwab Variable Share Price Money Fund, Ultra Shares	5,123,056	29,034	(399,920)	4,752,170	4,753,595	485	(10)	29,270
Total					$63,113,490	($598,612)	($240,600)	$2,120,135
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$63,113,490	$—	$—	$63,113,490
Unaffiliated Underlying Funds[1]	19,729,252	—	—	19,729,252
Short-Term Investment[1]	—	487,177	—	487,177
Total	$82,842,742	$487,177	$—	$83,329,919
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
4

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.3% of net assets

Equity Funds 36.2%
Global Real Estate 2.2%
Schwab Global Real Estate Fund	1,519,926	11,673,032
International 12.4%
Laudus International MarketMasters Fund, Select Shares	1,916,435	40,168,468
Schwab International Core Equity Fund	2,789,146	26,580,561
		66,749,029
Large-Cap 18.8%
Laudus U.S. Large Cap Growth Fund *	45,634	913,591
Schwab Core Equity Fund	1,736,820	33,815,891
Schwab Dividend Equity Fund	89,299	1,253,754
Schwab S&P 500 Index Fund	1,578,953	65,321,303
		101,304,539
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	116,129	4,627,734
Small-Cap 1.9%
Schwab Small-Cap Equity Fund	606,965	10,039,207
		194,393,541

Fixed-Income Funds 33.4%
Inflation-Protected Bond 5.0%
Schwab Treasury Inflation Protected Securities Index Fund	2,514,886	27,085,320
Intermediate-Term Bond 20.0%
Schwab U.S. Aggregate Bond Index Fund	10,867,320	107,151,780
Short-Term Bond 8.4%
Schwab Short-Term Bond Index Fund	4,568,516	45,136,937
		179,374,037

Money Market Fund 4.7%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	25,190,619	25,198,176
Total Affiliated Underlying Funds
(Cost $357,532,668)		398,965,754

Unaffiliated Underlying Funds 24.3% of net assets

Equity Funds 7.5%
International 0.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	148,051	1,410,930
Security	Number of Shares	Value ($)
Large-Cap 6.7%
ClearBridge Large Cap Growth Fund, Class IS	382,761	18,139,050
Dodge & Cox Stock Fund	57,600	10,801,091
TCW Relative Value Large Cap Fund, Class I	420,975	7,346,021
		36,286,162
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *	79,639	2,865,394
		40,562,486

Fixed-Income Funds 16.8%
Intermediate-Term Bond 14.1%
Baird Aggregate Bond Fund, Institutional Class	1,912,308	20,327,833
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	784,682	8,553,031
Metropolitan West Total Return Bond Fund, Class I	4,455,776	46,741,086
		75,621,950
International Bond 2.7%
PIMCO International Bond Fund U.S. Dollar-Hedged	1,333,676	14,363,694
		89,985,644
Total Unaffiliated Underlying Funds
(Cost $128,675,274)		130,548,130
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
BNP Paribas
1.75%, 02/01/19 (b)	2,427,749	2,427,749
Total Short-Term Investment
(Cost $2,427,749)		2,427,749
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

5

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	1,847,854	194,058	(125,477)	1,916,435	$40,168,468	($2,633,263)	($647,830)	$3,782,187
Laudus Small-Cap MarketMasters Fund, Select Shares	266,386	—	(266,386)	—	—	(2,187,693)	1,571,480	451,098
Laudus U.S. Large Cap Growth Fund	96,072	8,003	(58,441)	45,634	913,591	(663,746)	585,362	147,337
Schwab Core Equity Fund	1,678,974	247,368	(189,522)	1,736,820	33,815,891	(4,465,912)	(228,377)	4,591,155
Schwab Dividend Equity Fund	81,127	8,172	—	89,299	1,253,754	(107,045)	—	109,018
Schwab Global Real Estate Fund	1,697,301	17,937	(195,312)	1,519,926	11,673,032	1,012,143	34,690	126,279
Schwab Intermediate-Term Bond Fund	224,874	464	(225,338)	—	—	134,127	(116,114)	6,461
Schwab International Core Equity Fund	2,967,257	83,433	(261,544)	2,789,146	26,580,561	206,913	(499,947)	749,233
Schwab S&P 500 Index Fund	1,600,427	168,448	(189,922)	1,578,953	65,321,303	(1,890,771)	736,183	1,641,782
Schwab Short-Term Bond Index Fund	4,286,532	281,984	—	4,568,516	45,136,937	558,573	—	254,598
Schwab Small-Cap Equity Fund	442,947	164,018	—	606,965	10,039,207	(1,674,304)	—	1,709,201
Schwab Treasury Inflation Protected Securities Index Fund	2,146,415	368,471	—	2,514,886	27,085,320	304,577	—	254,350
Schwab U.S. Aggregate Bond Index Fund	11,342,480	152,335	(627,495)	10,867,320	107,151,780	3,060,419	(199,491)	802,912
Schwab U.S. Mid-Cap Index Fund	130,790	1,901	(16,562)	116,129	4,627,734	78,992	(30,143)	66,158
Schwab Variable Share Price Money Fund, Ultra Shares	26,042,284	148,135	(999,800)	25,190,619	25,198,176	2,617	(100)	150,523
Total					$398,965,754	($8,264,373)	$1,205,713	$14,842,292
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$398,965,754	$—	$—	$398,965,754
Unaffiliated Underlying Funds[1]	130,548,130	—	—	130,548,130
Short-Term Investment[1]	—	2,427,749	—	2,427,749
Total	$529,513,884	$2,427,749	$—	$531,941,633
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
6

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 72.5% of net assets

Equity Funds 47.5%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	1,972,010	15,145,033
International 16.3%
Laudus International MarketMasters Fund, Select Shares	2,478,075	51,940,457
Schwab International Core Equity Fund	3,610,534	34,408,393
		86,348,850
Large-Cap 24.5%
Laudus U.S. Large Cap Growth Fund *	300,107	6,008,142
Schwab Core Equity Fund	2,495,181	48,581,181
Schwab Dividend Equity Fund	135,524	1,902,752
Schwab S&P 500 Index Fund	1,774,168	73,397,321
		129,889,396
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	158,499	6,316,174
Small-Cap 2.7%
Schwab Small-Cap Equity Fund	877,580	14,515,171
		252,214,624

Fixed-Income Funds 21.8%
Inflation-Protected Bond 1.8%
Schwab Treasury Inflation Protected Securities Index Fund	910,701	9,808,245
Intermediate-Term Bond 14.2%
Schwab U.S. Aggregate Bond Index Fund	7,637,886	75,309,555
Short-Term Bond 5.8%
Schwab Short-Term Bond Index Fund	3,147,741	31,099,679
		116,217,479

Money Market Fund 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	16,908,902	16,913,974
Total Affiliated Underlying Funds
(Cost $357,381,168)		385,346,077

Unaffiliated Underlying Funds 26.2% of net assets

Equity Funds 9.8%
International 1.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	578,339	5,511,566
Security	Number of Shares	Value ($)
Large-Cap 7.9%
ClearBridge Large Cap Growth Fund, Class IS	403,956	19,143,481
Dodge & Cox Stock Fund	68,574	12,858,939
TCW Relative Value Large Cap Fund, Class I	562,202	9,810,432
		41,812,852
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *	132,166	4,755,335
		52,079,753

Fixed-Income Funds 16.4%
Intermediate-Term Bond 12.2%
Baird Aggregate Bond Fund, Institutional Class	1,038,104	11,035,041
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,201,323	13,094,419
Metropolitan West Total Return Bond Fund, Class I	3,869,683	40,592,973
		64,722,433
International Bond 4.2%
PIMCO International Bond Fund U.S. Dollar-Hedged	2,064,613	22,235,881
		86,958,314
Total Unaffiliated Underlying Funds
(Cost $136,701,650)		139,038,067
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
BNP Paribas
1.75%, 02/01/19 (b)	1,854,741	1,854,741
Total Short-Term Investment
(Cost $1,854,741)		1,854,741
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

7

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	2,329,062	244,593	(95,580)	2,478,075	$51,940,457	($3,465,520)	($683,378)	$4,767,124
Laudus Small-Cap MarketMasters Fund, Select Shares	395,400	—	(395,400)	—	—	(1,825,560)	911,224	669,570
Laudus U.S. Large Cap Growth Fund	324,983	27,072	(51,948)	300,107	6,008,142	(532,980)	267,833	498,394
Schwab Core Equity Fund	2,237,334	404,226	(146,379)	2,495,181	48,581,181	(5,680,960)	(452,129)	6,117,990
Schwab Dividend Equity Fund	198,181	19,964	(82,621)	135,524	1,902,752	(405,030)	143,533	266,316
Schwab Global Real Estate Fund	2,029,983	21,454	(79,427)	1,972,010	15,145,033	1,247,337	4,683	151,031
Schwab Intermediate-Term Bond Fund	555,804	1,147	(556,951)	—	—	379,422	(308,077)	24,438
Schwab International Core Equity Fund	3,690,398	103,767	(183,631)	3,610,534	34,408,393	47,770	(396,642)	931,826
Schwab S&P 500 Index Fund	1,757,557	167,762	(151,151)	1,774,168	73,397,321	(1,815,664)	541,095	1,803,889
Schwab Short-Term Bond Index Fund	2,680,215	467,526	—	3,147,741	31,099,679	357,914	—	159,618
Schwab Small-Cap Equity Fund	652,463	225,117	—	877,580	14,515,171	(2,499,384)	—	2,517,658
Schwab Treasury Inflation Protected Securities Index Fund	718,821	191,880	—	910,701	9,808,245	102,001	—	85,180
Schwab U.S. Aggregate Bond Index Fund	8,479,705	62,602	(904,421)	7,637,886	75,309,555	2,403,066	(239,174)	610,389
Schwab U.S. Mid-Cap Index Fund	156,228	2,271	—	158,499	6,316,174	58,350	—	79,026
Schwab Variable Share Price Money Fund, Ultra Shares	17,807,434	101,268	(999,800)	16,908,902	16,913,974	1,789	(100)	102,538
Total					$385,346,077	($11,627,449)	($211,132)	$18,784,987
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$385,346,077	$—	$—	$385,346,077
Unaffiliated Underlying Funds[1]	139,038,067	—	—	139,038,067
Short-Term Investment[1]	—	1,854,741	—	1,854,741
Total	$524,384,144	$1,854,741	$—	$526,238,885
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
8

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 72.4% of net assets

Equity Funds 55.7%
Global Real Estate 3.4%
Schwab Global Real Estate Fund	4,158,403	31,936,538
International 19.0%
Laudus International MarketMasters Fund, Select Shares	5,205,542	109,108,160
Schwab International Core Equity Fund	7,586,573	72,300,044
		181,408,204
Large-Cap 28.6%
Laudus U.S. Large Cap Growth Fund *	1,065,527	21,331,845
Schwab Core Equity Fund	5,123,753	99,759,473
Schwab Dividend Equity Fund	746,903	10,486,515
Schwab S&P 500 Index Fund	3,414,046	141,239,073
		272,816,906
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	306,931	12,231,209
Small-Cap 3.4%
Schwab Small-Cap Equity Fund	1,978,921	32,731,354
		531,124,211

Fixed-Income Funds 14.6%
Intermediate-Term Bond 10.4%
Schwab U.S. Aggregate Bond Index Fund	10,015,461	98,752,447
Short-Term Bond 4.2%
Schwab Short-Term Bond Index Fund	4,044,403	39,958,706
		138,711,153

Money Market Fund 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	20,281,495	20,287,579
Total Affiliated Underlying Funds
(Cost $594,699,759)		690,122,943

Unaffiliated Underlying Funds 26.4% of net assets

Equity Funds 11.5%
International 1.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,912,181	18,223,086
Security	Number of Shares	Value ($)
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS	730,343	34,610,937
Dodge & Cox Stock Fund	126,525	23,725,930
TCW Relative Value Large Cap Fund, Class I	1,277,722	22,296,241
		80,633,108
Small-Cap 1.1%
ClearBridge Small Cap Growth Fund, Class IS *	301,610	10,851,917
		109,708,111

Fixed-Income Funds 14.9%
Intermediate-Term Bond 10.5%
Baird Aggregate Bond Fund, Institutional Class	1,167,957	12,415,378
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,498,449	27,233,090
Metropolitan West Total Return Bond Fund, Class I	5,743,489	60,249,196
		99,897,664
International Bond 4.4%
PIMCO International Bond Fund U.S. Dollar-Hedged	3,908,621	42,095,846
		141,993,510
Total Unaffiliated Underlying Funds
(Cost $246,168,067)		251,701,621
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
1.75%, 02/01/19 (b)	6,653,956	6,653,956
Total Short-Term Investment
(Cost $6,653,956)		6,653,956
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

9

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	4,827,033	506,925	(128,416)	5,205,542	$109,108,160	($7,670,793)	($921,820)	$9,879,972
Laudus Small-Cap MarketMasters Fund, Select Shares	920,358	—	(920,358)	—	—	(6,130,817)	3,969,076	1,558,534
Laudus U.S. Large Cap Growth Fund	1,111,629	154,097	(200,199)	1,065,527	21,331,845	(1,579,310)	765,498	1,704,794
Schwab Core Equity Fund	4,512,270	806,141	(194,658)	5,123,753	99,759,473	(11,780,542)	(603,648)	12,338,804
Schwab Dividend Equity Fund	765,257	77,088	(95,442)	746,903	10,486,515	(1,084,659)	74,914	1,028,352
Schwab Global Real Estate Fund	4,210,195	176,073	(227,865)	4,158,403	31,936,538	2,701,839	5,383	313,239
Schwab Intermediate-Term Bond Fund	1,138,021	2,197	(1,140,218)	—	—	743,422	(616,980)	54,131
Schwab International Core Equity Fund	7,706,789	216,700	(336,916)	7,586,573	72,300,044	(825)	(768,537)	1,945,964
Schwab S&P 500 Index Fund	3,376,489	127,043	(89,486)	3,414,046	141,239,073	(3,450,447)	424,416	3,433,192
Schwab Short-Term Bond Index Fund	3,071,386	973,017	—	4,044,403	39,958,706	428,806	—	183,835
Schwab Small-Cap Equity Fund	1,468,466	558,394	(47,939)	1,978,921	32,731,354	(5,364,525)	(2,397)	5,481,389
Schwab U.S. Aggregate Bond Index Fund	11,533,315	83,521	(1,601,375)	10,015,461	98,752,447	3,317,986	(443,772)	814,272
Schwab U.S. Mid-Cap Index Fund	329,494	4,790	(27,353)	306,931	12,231,209	172,846	(49,782)	166,671
Schwab Variable Share Price Money Fund, Ultra Shares	25,539,744	140,671	(5,398,920)	20,281,495	20,287,579	2,567	(541)	137,939
Total					$690,122,943	($29,694,452)	$1,831,810	$39,041,088
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$690,122,943	$—	$—	$690,122,943
Unaffiliated Underlying Funds[1]	251,701,621	—	—	251,701,621
Short-Term Investment[1]	—	6,653,956	—	6,653,956
Total	$941,824,564	$6,653,956	$—	$948,478,520
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
10

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.5% of net assets

Equity Funds 62.4%
Global Real Estate 3.7%
Schwab Global Real Estate Fund	2,181,283	16,752,251
International 21.2%
Laudus International MarketMasters Fund, Select Shares	2,718,889	56,987,916
Schwab International Core Equity Fund	3,963,292	37,770,168
		94,758,084
Large-Cap 31.9%
Laudus U.S. Large Cap Growth Fund *	781,731	15,650,246
Schwab Core Equity Fund	2,631,164	51,228,771
Schwab Dividend Equity Fund	576,774	8,097,910
Schwab S&P 500 Index Fund	1,636,658	67,708,557
		142,685,484
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	167,994	6,694,562
Small-Cap 4.1%
Schwab Small-Cap Equity Fund	1,100,077	18,195,282
		279,085,663

Fixed-Income Funds 10.4%
Intermediate-Term Bond 7.4%
Schwab U.S. Aggregate Bond Index Fund	3,370,340	33,231,552
Short-Term Bond 3.0%
Schwab Short-Term Bond Index Fund	1,365,258	13,488,745
		46,720,297

Money Market Fund 1.7%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	7,634,714	7,637,005
Total Affiliated Underlying Funds
(Cost $305,439,745)		333,442,965

Unaffiliated Underlying Funds 24.6% of net assets

Equity Funds 12.7%
International 2.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,308,870	12,473,527
Security	Number of Shares	Value ($)
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	323,901	15,349,656
Dodge & Cox Stock Fund	64,010	12,003,099
TCW Relative Value Large Cap Fund, Class I	628,012	10,958,818
		38,311,573
Small-Cap 1.3%
ClearBridge Small Cap Growth Fund, Class IS *	167,749	6,035,617
		56,820,717

Fixed-Income Funds 11.9%
Intermediate-Term Bond 8.5%
Baird Aggregate Bond Fund, Institutional Class	325,690	3,462,088
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,163,136	12,678,179
Metropolitan West Total Return Bond Fund, Class I	2,108,963	22,123,023
		38,263,290
International Bond 3.4%
PIMCO International Bond Fund U.S. Dollar-Hedged	1,394,676	15,020,664
		53,283,954
Total Unaffiliated Underlying Funds
(Cost $107,929,972)		110,104,671
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
BNP Paribas
1.75%, 02/01/19 (b)	3,319,664	3,319,664
Total Short-Term Investment
(Cost $3,319,664)		3,319,664
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

11

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	2,482,513	260,708	(24,332)	2,718,889	$56,987,916	($4,237,439)	($170,568)	$5,081,207
Laudus Small-Cap MarketMasters Fund, Select Shares	492,855	—	(492,855)	—	—	(1,708,145)	569,039	834,600
Laudus U.S. Large Cap Growth Fund	770,955	64,222	(53,446)	781,731	15,650,246	(715,058)	86,049	1,182,336
Schwab Core Equity Fund	2,294,987	365,967	(29,790)	2,631,164	51,228,771	(6,275,026)	(99,552)	6,275,642
Schwab Dividend Equity Fund	523,990	52,784	—	576,774	8,097,910	(691,398)	—	704,138
Schwab Global Real Estate Fund	2,201,108	68,716	(88,541)	2,181,283	16,752,251	1,391,013	5,641	163,763
Schwab Intermediate-Term Bond Fund	467,175	964	(468,139)	—	—	294,681	(245,433)	21,513
Schwab International Core Equity Fund	3,975,332	111,779	(123,819)	3,963,292	37,770,168	(108,358)	(267,450)	1,003,771
Schwab S&P 500 Index Fund	1,620,139	44,801	(28,282)	1,636,658	67,708,557	(1,665,888)	176,306	1,658,054
Schwab Short-Term Bond Index Fund	952,494	412,764	—	1,365,258	13,488,745	134,809	—	57,101
Schwab Small-Cap Equity Fund	804,347	295,730	—	1,100,077	18,195,282	(3,130,163)	—	3,103,732
Schwab U.S. Aggregate Bond Index Fund	3,816,929	28,129	(474,718)	3,370,340	33,231,552	1,090,819	(125,098)	274,266
Schwab U.S. Mid-Cap Index Fund	165,587	2,407	—	167,994	6,694,562	61,846	—	83,760
Schwab Variable Share Price Money Fund, Ultra Shares	9,550,951	53,272	(1,969,509)	7,634,714	7,637,005	960	(100)	53,224
Total					$333,442,965	($15,557,347)	($71,166)	$20,497,107
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$333,442,965	$—	$—	$333,442,965
Unaffiliated Underlying Funds[1]	110,104,671	—	—	110,104,671
Short-Term Investment[1]	—	3,319,664	—	3,319,664
Total	$443,547,636	$3,319,664	$—	$446,867,300
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
12

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 76.2% of net assets

Equity Funds 68.1%
Global Real Estate 4.1%
Schwab Global Real Estate Fund	5,152,714	39,572,842
International 23.1%
Laudus International MarketMasters Fund, Select Shares	6,398,164	134,105,524
Schwab International Core Equity Fund	9,328,509	88,900,693
		223,006,217
Large-Cap 34.7%
Laudus U.S. Large Cap Growth Fund *	2,375,339	47,554,291
Schwab Core Equity Fund	6,147,897	119,699,559
Schwab Dividend Equity Fund	1,629,645	22,880,219
Schwab S&P 500 Index Fund	3,500,613	144,820,354
		334,954,423
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	380,523	15,163,850
Small-Cap 4.6%
Schwab Small-Cap Equity Fund	2,718,413	44,962,554
		657,659,886

Fixed-Income Funds 7.1%
Intermediate-Term Bond 5.0%
Schwab U.S. Aggregate Bond Index Fund	4,923,767	48,548,346
Short-Term Bond 2.1%
Schwab Short-Term Bond Index Fund	2,020,911	19,966,605
		68,514,951

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	9,857,089	9,860,045
Total Affiliated Underlying Funds
(Cost $627,200,275)		736,034,882

Unaffiliated Underlying Funds 23.0% of net assets

Equity Funds 14.0%
International 3.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	3,765,893	35,888,958
Security	Number of Shares	Value ($)
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	633,245	30,009,501
Dodge & Cox Stock Fund	140,583	26,362,033
TCW Relative Value Large Cap Fund, Class I	1,605,702	28,019,505
		84,391,039
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *	414,290	14,906,145
		135,186,142

Fixed-Income Funds 9.0%
Intermediate-Term Bond 6.6%
Baird Aggregate Bond Fund, Institutional Class	430,762	4,578,996
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,214,542	24,138,503
Metropolitan West Total Return Bond Fund, Class I	3,328,833	34,919,461
		63,636,960
International Bond 2.4%
PIMCO International Bond Fund U.S. Dollar-Hedged	2,141,330	23,062,119
		86,699,079
Total Unaffiliated Underlying Funds
(Cost $215,465,385)		221,885,221
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
BNP Paribas
1.75%, 02/01/19 (b)	9,607,577	9,607,577
Citibank
1.75%, 02/01/19 (b)	1,006,265	1,006,265
Total Short-Term Investments
(Cost $10,613,842)		10,613,842
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

13

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	5,888,109	618,357	(108,302)	6,398,164	$134,105,524	($9,695,871)	($759,194)	$12,051,781
Laudus Small-Cap MarketMasters Fund, Select Shares	1,241,007	—	(1,241,007)	—	—	(7,402,690)	4,677,167	2,008,118
Laudus U.S. Large Cap Growth Fund	2,285,362	190,377	(100,400)	2,375,339	47,554,291	(2,026,231)	161,643	3,504,832
Schwab Core Equity Fund	5,358,425	789,472	—	6,147,897	119,699,559	(14,981,764)	—	14,652,612
Schwab Dividend Equity Fund	1,576,784	149,138	(96,277)	1,629,645	22,880,219	(2,037,494)	98,428	1,989,505
Schwab Global Real Estate Fund	5,422,234	57,303	(326,823)	5,152,714	39,572,842	3,315,208	29,028	403,414
Schwab Intermediate-Term Bond Fund	940,578	1,911	(942,489)	—	—	506,639	(404,379)	49,085
Schwab International Core Equity Fund	9,226,476	259,430	(157,397)	9,328,509	88,900,693	(532,247)	(339,979)	2,329,685
Schwab S&P 500 Index Fund	3,406,417	94,196	—	3,500,613	144,820,354	(3,131,916)	—	3,486,136
Schwab Short-Term Bond Index Fund	987,151	1,033,760	—	2,020,911	19,966,605	161,602	—	60,258
Schwab Small-Cap Equity Fund	1,959,404	759,009	—	2,718,413	44,962,554	(7,600,959)	—	7,560,752
Schwab U.S. Aggregate Bond Index Fund	5,348,163	39,289	(463,685)	4,923,767	48,548,346	1,484,441	(111,584)	383,062
Schwab U.S. Mid-Cap Index Fund	375,070	5,453	—	380,523	15,163,850	140,088	—	189,725
Schwab Variable Share Price Money Fund, Ultra Shares	16,760,722	94,367	(6,998,000)	9,857,089	9,860,045	1,684	(100)	94,276
Total					$736,034,882	($41,799,510)	$3,351,030	$48,763,241
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$736,034,882	$—	$—	$736,034,882
Unaffiliated Underlying Funds[1]	221,885,221	—	—	221,885,221
Short-Term Investments[1]	—	10,613,842	—	10,613,842
Total	$957,920,103	$10,613,842	$—	$968,533,945
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
14

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.8% of net assets

Equity Funds 72.8%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	835,757	6,418,610
International 24.5%
Laudus International MarketMasters Fund, Select Shares	1,007,277	21,112,523
Schwab International Core Equity Fund	1,477,322	14,078,880
		35,191,403
Large-Cap 37.1%
Laudus U.S. Large Cap Growth Fund *	462,665	9,262,554
Schwab Core Equity Fund	954,323	18,580,663
Schwab Dividend Equity Fund	291,953	4,099,027
Schwab S&P 500 Index Fund	514,707	21,293,432
		53,235,676
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	54,537	2,173,307
Small-Cap 5.2%
Schwab Small-Cap Equity Fund	445,657	7,371,169
		104,390,165

Fixed-Income Funds 4.6%
Intermediate-Term Bond 3.4%
Schwab U.S. Aggregate Bond Index Fund	488,373	4,815,361
Short-Term Bond 1.2%
Schwab Short-Term Bond Index Fund	178,611	1,764,677
		6,580,038

Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	662,744	662,943
Total Affiliated Underlying Funds
(Cost $111,566,166)		111,633,146

Unaffiliated Underlying Funds 21.1% of net assets

Equity Funds 14.8%
International 4.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	724,850	6,907,816
Security	Number of Shares	Value ($)
Large-Cap 8.3%
ClearBridge Large Cap Growth Fund, Class IS	79,501	3,767,575
Dodge & Cox Stock Fund	25,545	4,790,153
TCW Relative Value Large Cap Fund, Class I	193,765	3,381,204
		11,938,932
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *	68,022	2,447,424
		21,294,172

Fixed-Income Funds 6.3%
Intermediate-Term Bond 4.7%
Baird Aggregate Bond Fund, Institutional Class	31,966	339,794
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	267,715	2,918,091
Metropolitan West Total Return Bond Fund, Class I	338,884	3,554,895
		6,812,780
International Bond 1.6%
PIMCO International Bond Fund U.S. Dollar-Hedged	209,032	2,251,275
		9,064,055
Total Unaffiliated Underlying Funds
(Cost $31,150,546)		30,358,227
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
BNP Paribas
1.75%, 02/01/19 (b)	828,953	828,953
JPMorgan Chase Bank
1.75%, 02/01/19 (b)	1,422,369	1,422,369
Total Short-Term Investments
(Cost $2,251,322)		2,251,322
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

15

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	897,774	109,503	—	1,007,277	$21,112,523	($1,603,277)	$—	$1,865,756
Laudus Small-Cap MarketMasters Fund, Select Shares	186,527	—	(186,527)	—	—	(111,325)	(319,552)	315,865
Laudus U.S. Large Cap Growth Fund	412,073	50,592	—	462,665	9,262,554	(333,589)	—	654,982
Schwab Core Equity Fund	801,055	153,268	—	954,323	18,580,663	(2,247,353)	—	2,234,387
Schwab Dividend Equity Fund	265,235	26,718	—	291,953	4,099,027	(349,974)	—	356,423
Schwab Global Real Estate Fund	827,016	8,741	—	835,757	6,418,610	510,074	—	61,530
Schwab Intermediate-Term Bond Fund	89,257	184	(89,441)	—	—	47,986	(36,901)	5,256
Schwab International Core Equity Fund	1,436,919	40,403	—	1,477,322	14,078,880	(135,839)	—	362,822
Schwab S&P 500 Index Fund	497,004	17,703	—	514,707	21,293,432	(453,153)	—	508,635
Schwab Short-Term Bond Index Fund	77,513	101,098	—	178,611	1,764,677	14,125	—	4,802
Schwab Small-Cap Equity Fund	302,845	142,812	—	445,657	7,371,169	(1,207,079)	—	1,207,881
Schwab U.S. Aggregate Bond Index Fund	524,099	3,908	(39,634)	488,373	4,815,361	145,327	(9,429)	38,106
Schwab U.S. Mid-Cap Index Fund	53,756	781	—	54,537	2,173,307	20,078	—	27,192
Schwab Variable Share Price Money Fund, Ultra Shares	2,269,068	13,190	(1,619,514)	662,744	662,943	193	35	13,170
Total					$111,633,146	($5,703,806)	($365,847)	$7,656,807
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$111,633,146	$—	$—	$111,633,146
Unaffiliated Underlying Funds[1]	30,358,227	—	—	30,358,227
Short-Term Investments[1]	—	2,251,322	—	2,251,322
Total	$141,991,373	$2,251,322	$—	$144,242,695
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
16

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.6% of net assets

Equity Funds 75.1%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	781,133	5,999,098
International 25.2%
Laudus International MarketMasters Fund, Select Shares	911,430	19,103,564
Schwab International Core Equity Fund	1,362,987	12,989,267
		32,092,831
Large-Cap 38.2%
Laudus U.S. Large Cap Growth Fund *	436,277	8,734,271
Schwab Core Equity Fund	868,352	16,906,804
Schwab Dividend Equity Fund	278,680	3,912,671
Schwab S&P 500 Index Fund	460,288	19,042,095
		48,595,841
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	51,223	2,041,241
Small-Cap 5.4%
Schwab Small-Cap Equity Fund	417,177	6,900,110
		95,629,121

Fixed-Income Funds 3.3%
Intermediate-Term Bond 2.4%
Schwab U.S. Aggregate Bond Index Fund	305,075	3,008,035
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	117,700	1,162,873
		4,170,908

Money Market Fund 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.47% (a)	186,664	186,721
Total Affiliated Underlying Funds
(Cost $100,508,764)		99,986,750

Unaffiliated Underlying Funds 20.4% of net assets

Equity Funds 15.6%
International 5.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	706,316	6,731,194
Security	Number of Shares	Value ($)
Large-Cap 8.4%
ClearBridge Large Cap Growth Fund, Class IS	63,002	2,985,678
Dodge & Cox Stock Fund	26,060	4,886,748
TCW Relative Value Large Cap Fund, Class I	164,981	2,878,925
		10,751,351
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	67,675	2,434,950
		19,917,495

Fixed-Income Funds 4.8%
Intermediate-Term Bond 3.6%
Baird Aggregate Bond Fund, Institutional Class	21,202	225,380
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	185,136	2,017,979
Metropolitan West Total Return Bond Fund, Class I	219,768	2,305,368
		4,548,727
International Bond 1.2%
PIMCO International Bond Fund U.S. Dollar-Hedged	139,100	1,498,112
		6,046,839
Total Unaffiliated Underlying Funds
(Cost $26,690,932)		25,964,334
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
BNP Paribas
1.75%, 02/01/19 (b)	1,262,234	1,262,234
Citibank
1.75%, 02/01/19 (b)	1,173,080	1,173,080
Total Short-Term Investments
(Cost $2,435,314)		2,435,314
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

17

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	824,810	86,620	—	911,430	$19,103,564	($1,464,552)	$—	$1,688,221
Laudus Small-Cap MarketMasters Fund, Select Shares	175,499	—	(175,499)	—	—	(87,331)	(318,072)	297,190
Laudus U.S. Large Cap Growth Fund	393,317	42,960	—	436,277	8,734,271	(331,215)	—	617,625
Schwab Core Equity Fund	733,490	134,862	—	868,352	16,906,804	(2,079,920)	—	2,036,538
Schwab Dividend Equity Fund	253,177	25,503	—	278,680	3,912,671	(334,063)	—	340,219
Schwab Global Real Estate Fund	772,964	8,169	—	781,133	5,999,098	476,736	—	57,509
Schwab Intermediate-Term Bond Fund	48,418	100	(48,518)	—	—	27,093	(21,080)	2,851
Schwab International Core Equity Fund	1,268,597	94,390	—	1,362,987	12,989,267	(124,755)	—	334,742
Schwab S&P 500 Index Fund	439,773	20,515	—	460,288	19,042,095	(359,164)	—	450,478
Schwab Short-Term Bond Index Fund	69,051	48,649	—	117,700	1,162,873	10,927	—	4,196
Schwab Small-Cap Equity Fund	277,825	139,352	—	417,177	6,900,110	(1,068,919)	—	1,100,813
Schwab U.S. Aggregate Bond Index Fund	302,815	2,260	—	305,075	3,008,035	78,974	—	22,032
Schwab U.S. Mid-Cap Index Fund	50,489	734	—	51,223	2,041,241	18,858	—	25,539
Schwab Variable Share Price Money Fund, Ultra Shares	1,919,980	11,161	(1,744,477)	186,664	186,721	90	102	11,067
Total					$99,986,750	($5,237,241)	($339,050)	$6,989,020
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$99,986,750	$—	$—	$99,986,750
Unaffiliated Underlying Funds[1]	25,964,334	—	—	25,964,334
Short-Term Investments[1]	—	2,435,314	—	2,435,314
Total	$125,951,084	$2,435,314	$—	$128,386,398
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
18

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.6% of net assets

Equity Funds 77.2%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	471,715	3,622,769
International 26.0%
Laudus International MarketMasters Fund, Select Shares	571,964	11,988,376
Schwab International Core Equity Fund	851,697	8,116,671
		20,105,047
Large-Cap 39.3%
Laudus U.S. Large Cap Growth Fund *	296,371	5,933,349
Schwab Core Equity Fund	532,871	10,375,007
Schwab Dividend Equity Fund	181,050	2,541,937
Schwab S&P 500 Index Fund	279,516	11,563,573
		30,413,866
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	31,540	1,256,871
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	264,467	4,374,286
		59,772,839

Fixed-Income Funds 2.4%
Intermediate-Term Bond 1.7%
Schwab U.S. Aggregate Bond Index Fund	135,349	1,334,545
Short-Term Bond 0.7%
Schwab Short-Term Bond Index Fund	55,281	546,179
		1,880,724
Total Affiliated Underlying Funds
(Cost $62,204,847)		61,653,563

Unaffiliated Underlying Funds 19.4% of net assets

Equity Funds 16.0%
International 5.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	474,982	4,526,576
Large-Cap 8.2%
ClearBridge Large Cap Growth Fund, Class IS	33,807	1,602,101
Dodge & Cox Stock Fund	16,195	3,036,853
TCW Relative Value Large Cap Fund, Class I	97,139	1,695,083
		6,334,037
Security	Number of Shares	Value ($)
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *	42,618	1,533,401
		12,394,014

Fixed-Income Funds 3.4%
Intermediate-Term Bond 2.6%
Baird Aggregate Bond Fund, Institutional Class	5,181	55,070
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	92,226	1,005,268
Metropolitan West Total Return Bond Fund, Class I	92,415	969,439
		2,029,777
International Bond 0.8%
PIMCO International Bond Fund U.S. Dollar-Hedged	53,061	571,472
		2,601,249
Total Unaffiliated Underlying Funds
(Cost $15,438,114)		14,995,263
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.8% of net assets

Time Deposits 1.8%
BNP Paribas
1.75%, 02/01/19 (a)	640,827	640,827
JPMorgan Chase Bank
1.75%, 02/01/19 (a)	766,747	766,747
Total Short-Term Investments
(Cost $1,407,574)		1,407,574
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

19

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	502,191	69,773	—	571,964	$11,988,376	($916,217)	$—	$1,059,437
Laudus Small-Cap MarketMasters Fund, Select Shares	103,082	8,787	(111,869)	—	—	(48,714)	(202,585)	189,439
Laudus U.S. Large Cap Growth Fund	262,570	33,801	—	296,371	5,933,349	(212,309)	—	419,564
Schwab Core Equity Fund	441,792	91,079	—	532,871	10,375,007	(1,252,336)	—	1,241,211
Schwab Dividend Equity Fund	164,481	16,569	—	181,050	2,541,937	(217,030)	—	221,029
Schwab Global Real Estate Fund	466,782	4,933	—	471,715	3,622,769	287,894	—	34,728
Schwab Intermediate-Term Bond Fund	18,111	37	(18,148)	—	—	9,536	(7,287)	1,067
Schwab International Core Equity Fund	801,443	50,254	—	851,697	8,116,671	(71,607)	—	202,364
Schwab S&P 500 Index Fund	260,258	19,258	—	279,516	11,563,573	(223,539)	—	269,569
Schwab Short-Term Bond Index Fund	38,783	16,498	—	55,281	546,179	5,704	—	2,336
Schwab Small-Cap Equity Fund	181,470	82,997	—	264,467	4,374,286	(698,237)	—	700,239
Schwab U.S. Aggregate Bond Index Fund	108,173	27,176	—	135,349	1,334,545	28,212	—	7,871
Schwab U.S. Mid-Cap Index Fund	31,088	452	—	31,540	1,256,871	11,611	—	15,726
Schwab Variable Share Price Money Fund, Ultra Shares	1,111,588	6,462	(1,118,050)	—	—	41	71	6,386
Total					$61,653,563	($3,296,991)	($209,801)	$4,370,966
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$61,653,563	$—	$—	$61,653,563
Unaffiliated Underlying Funds[1]	14,995,263	—	—	14,995,263
Short-Term Investments[1]	—	1,407,574	—	1,407,574
Total	$76,648,826	$1,407,574	$—	$78,056,400
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
20

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 81.8% of net assets

Equity Funds 80.2%
Global Real Estate 4.9%
Schwab Global Real Estate Fund	72,078	553,559
International 26.9%
Laudus International MarketMasters Fund, Select Shares	87,710	1,838,391
Schwab International Core Equity Fund	128,878	1,228,206
		3,066,597
Large-Cap 40.8%
Laudus U.S. Large Cap Growth Fund *	46,577	932,478
Schwab Core Equity Fund	80,805	1,573,266
Schwab Dividend Equity Fund	29,362	412,239
Schwab S&P 500 Index Fund	42,143	1,743,458
		4,661,441
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	4,880	194,450
Small-Cap 5.9%
Schwab Small-Cap Equity Fund	40,754	674,063
		9,150,110

Fixed-Income Funds 1.6%
Intermediate-Term Bond 1.1%
Schwab U.S. Aggregate Bond Index Fund	12,753	125,743
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	5,786	57,166
Total Affiliated Underlying Funds
(Cost $9,965,205)		9,333,019

Unaffiliated Underlying Funds 18.7% of net assets

Equity Funds 16.3%
International 6.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	73,459	700,064
Large-Cap 8.1%
ClearBridge Large Cap Growth Fund, Class IS	4,674	221,495
Dodge & Cox Stock Fund	2,616	490,628
TCW Relative Value Large Cap Fund, Class I	12,197	212,833
		924,956
Security	Number of Shares	Value ($)
Small-Cap 2.1%
ClearBridge Small Cap Growth Fund, Class IS *	6,577	236,653
		1,861,673

Fixed-Income Funds 2.4%
Intermediate-Term Bond 2.0%
Baird Aggregate Bond Fund, Institutional Class	384	4,079
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	10,277	112,021
Metropolitan West Total Return Bond Fund, Class I	10,461	109,741
		225,841
International Bond 0.4%
PIMCO International Bond Fund U.S. Dollar-Hedged	4,820	51,910
		277,751
Total Unaffiliated Underlying Funds
(Cost $2,249,666)		2,139,424
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
BNP Paribas
1.75%, 02/01/19 (a)	114,798	114,798
Sumitomo Mitsui Banking Corp.
1.75%, 02/01/19 (a)	109,713	109,713
Total Short-Term Investments
(Cost $224,511)		224,511
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

21

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	72,870	14,840	—	87,710	$1,838,391	($136,606)	$—	$159,012
Laudus Small-Cap MarketMasters Fund, Select Shares	15,798	1,434	(17,232)	—	—	23,245	(62,406)	29,181
Laudus U.S. Large Cap Growth Fund	39,087	7,490	—	46,577	932,478	(33,124)	—	65,938
Schwab Core Equity Fund	64,401	16,404	—	80,805	1,573,266	(187,504)	—	186,193
Schwab Dividend Equity Fund	23,967	5,395	—	29,362	412,239	(33,426)	—	34,851
Schwab Global Real Estate Fund	68,067	4,011	—	72,078	553,559	43,265	—	5,064
Schwab Intermediate-Term Bond Fund	1,093	2	(1,095)	—	—	438	(303)	64
Schwab International Core Equity Fund	115,910	12,968	—	128,878	1,228,206	(10,818)	—	31,652
Schwab S&P 500 Index Fund	36,315	5,828	—	42,143	1,743,458	(33,089)	—	39,434
Schwab Short-Term Bond Index Fund	1,536	4,250	—	5,786	57,166	346	—	131
Schwab Small-Cap Equity Fund	26,021	14,733	—	40,754	674,063	(105,845)	—	106,849
Schwab U.S. Aggregate Bond Index Fund	12,658	95	—	12,753	125,743	3,301	—	921
Schwab U.S. Mid-Cap Index Fund	4,436	444	—	4,880	194,450	1,576	—	2,433
Schwab Variable Share Price Money Fund, Ultra Shares	151,598	881	(152,479)	—	—	5	10	871
Total					$9,333,019	($468,236)	($62,699)	$662,594
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$9,333,019	$—	$—	$9,333,019
Unaffiliated Underlying Funds[1]	2,139,424	—	—	2,139,424
Short-Term Investments[1]	—	224,511	—	224,511
Total	$11,472,443	$224,511	$—	$11,696,954
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
22

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260JAN19
23

Item 2.	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 19, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: March 19, 2019